UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09195

SA FUNDS – INVESTMENT TRUST
(Exact name of registrant as specified in charter)

3055 Olin Avenue, Suite 2000, San Jose, California			95128
(Address of principal executive offices)			(Zip code)

Steven McGinnis, Esq. Chief Legal Officer SA Funds – Investment Trust 3055 Olin Avenue, Suite 2000 San Jose, California 95128
(Name and address of agent for service)

Copy to:
R. Darrell Mounts, Esq. K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 Brian F. Link, Esq. State Street Bank and Trust Company Mail Code: JHT 1732 200 Clarendon Street Boston, MA 02116

Registrant’s telephone number, including area code:		408-260-3100

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2008

Item 1.  Report to Shareholders.

Semi-Annual Report

STRUCTURED ASSETS FOR AN UNSTRUCTURED WORLD  December 31, 2008

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (Unaudited)

			FACE AMOUNT	VALUE†
BONDS AND NOTES — 90.7%
Canada — 3.9%
Canada Mortgage & Housing Corp., 4.800%, 10/01/10	USD	$	3,500,000	$3,642,548
Province of Ontario Canada, 3.125%, 9/08/10	USD		2,000,000	2,021,320
				5,663,868
United States — 86.8%

Bank of America Corp., 4.500%, 8/01/10	800,000	800,025
Bank of America NA, 2.048%, 6/23/10 (a)	1,000,000	976,321
Bank of New York Mellon Corp., Series G, 3.259%, 2/05/10 (a)	3,200,000	3,155,171
BP Capital Markets Plc, 4.875%, 3/15/10	2,000,000	2,039,598
CME Group Inc., 3.356%, 8/06/10 (a)	1,000,000	1,000,603
Federal Farm Credit Bank, 2.250%, 7/01/10	1,300,000	1,326,550
Federal Farm Credit Bank, 2.750%, 5/04/10	6,400,000	6,564,922
Federal Farm Credit Bank, 3.750%, 12/06/10	2,500,000	2,619,968
Federal Farm Credit Bank, 4.750%, 5/07/10	5,000,000	5,263,115
Federal Home Loan Bank, 2.375%, 4/30/10	9,200,000	9,390,192
Federal Home Loan Bank, 2.750%, 6/18/10	3,400,000	3,493,112
Federal Home Loan Bank, 3.375%, 8/13/10	2,800,000	2,907,993
Federal Home Loan Bank, 3.500%, 7/16/10	4,200,000	4,333,560
Federal Home Loan Bank, 4.250%, 6/11/10	4,700,000	4,928,321
Federal Home Loan Bank, 4.875%, 5/14/10	3,300,000	3,481,388
Federal Home Loan Mortgage Corp., 2.375%, 5/28/10	6,500,000	6,619,015
Federal Home Loan Mortgage Corp., 2.875%, 4/30/10	10,100,000	10,324,533
Federal National Mortgage Association, 2.375%, 5/20/10	8,700,000	8,873,730
Federal National Mortgage Association, 2.500%, 4/09/10	4,100,000	4,170,414
Federal National Mortgage Association, 4.125%, 5/15/10	6,600,000	6,860,746
Federal National Mortgage Association, 7.125%, 6/15/10	6,900,000	7,486,086

	FACE AMOUNT	VALUE†
General Electric Capital Corp., 2.129%, 3/12/10 (a)	$3,600,000	$3,417,318
Georgia Power Co., Series A, 2.421%, 3/17/10 (a)	2,200,000	2,198,678
John Deere Capital Corp., 2.619%, 2/26/10 (a)	2,400,000	2,299,327
JP Morgan Chase & Co., 1.546%, 6/25/10 (a)	1,000,000	964,433
JP Morgan Chase & Co., 2.546%, 5/07/10 (a)	1,000,000	967,884
JP Morgan Chase & Co., Series F, 2.589%, 11/19/09 (a)	1,700,000	1,678,755
Morgan Stanley, 2.900%, 12/01/10	3,000,000	3,079,905
Procter & Gamble Co., 6.875%, 9/15/09	1,000,000	1,039,996
Regions Bank, 2.750%, 12/10/10	1,000,000	1,021,745
Swedish Export Credit, 4.000%, 6/15/10	3,800,000	3,866,150
Wachovia Corp., Series G, 2.603%, 11/24/09 (a)	2,000,000	1,946,308
Wal-Mart Stores, 4.750%, 8/15/10	500,000	519,345
Wal-Mart Stores Inc., 6.875%, 8/10/09	3,000,000	3,090,336
Wells Fargo & Company, 1.558%, 3/23/10 (a)	900,000	882,242
Wells Fargo & Company, 2.096%, 9/15/09 (a)	2,500,000	2,474,475
Wells Fargo & Company, 4.625%, 8/09/10	500,000	502,490
		126,564,750
TOTAL BONDS AND NOTES (Identified Cost $130,371,242)		132,228,618
SHORT-TERM INVESTMENTS — 8.8%
United States — 8.3%
Bank of Scotland Plc, 3.092%, 1/12/09	2,500,000	2,497,674
CME Group, Inc., 3.017%, 1/13/09	2,500,000	2,497,500
Deutsche Bank NY, 2.448%, 6/18/10 (a)	3,000,000	2,941,260
Nordea North America Inc., 2.900%, 3/09/09	1,200,000	1,197,528
Procter & Gamble Intl Fdg, 1.102%, 1/12/09	2,000,000	1,999,328
Toronto-Dominion, 1.900%, 10/05/09	1,000,000	996,960
		12,130,250

See notes to financial statements.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (Unaudited) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS (Continued)
Other — 0.5%
SSgA Government Money Market Fund	2	$2
SSgA Money Market Fund	746,160	746,160
		746,162
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $12,934,219)		12,876,412
Total Investments — 99.5% (Identified Cost $143,305,461)#		145,105,030
Cash and Other Assets, Less liabilities — 0.5%		785,307
Net Assets — 100.0%		$145,890,337

  †  See Note 1.

  (a)  Variable or Floating Rate Bond. Rate disclosed is as of December 31, 2008.

  #  At December 31, 2008 the aggregate cost of investment securities for income tax purposes was $143,305,461. Net unrealized appreciation aggregated $1,799,569 of which $2,403,130 related to appreciated investment securities and $603,561 related to depreciated investment securities.

Portfolio Sectors (% of portfolio
market value)

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (Unaudited)

	FACE AMOUNT		VALUE†
BONDS AND NOTES — 97.8%
Australia — 3.2%
Australia & New Zealand Banking Group Ltd., 4.375%, 5/24/12	EUR	3,500,000	$4,721,092
General Electric Capital Australia Funding Ltd., 7.500%, 1/25/11	AUD	13,000,000	8,908,475
			13,629,567
Austria — 4.1%
Pfandbriefstelle der Oesterreichischen Landes- Hypothekenbanken, 1.600%, 2/15/11	JPY	1,600,000,000	17,414,672
Canada — 9.1%
Export Development Canada, 4.500%, 10/25/12	USD	5,000,000	5,453,095
Ontario Electricity Financial Corp., 7.450%, 3/31/13	USD	7,400,000	8,822,287
Province of British Columbia, 4.300%, 5/30/13 (a)	USD	3,000,000	3,194,988
Province of Manitoba Canada, 5.000%, 2/15/12 (a)	USD	4,700,000	5,053,266
Province of Ontario, 4.375%, 2/15/13 (a)	USD	6,500,000	6,735,333
Province of Ontario, 5.125%, 7/17/12	USD	9,000,000	9,567,144
			38,826,113
Denmark — 0.8%
Kommunekredit, 5.500%, 8/13/09	DKK	14,280,000	2,677,156
Oresundsbro Konsortiet, 6.000%, 4/20/09	SEK	5,710,000	726,232
			3,403,388
France — 9.3%
Agence Francaise Developement, 5.125%, 4/25/12	EUR	7,670,000	11,374,048
Caisse d'Amortissement de la Dette Sociale, 5.250%, 10/25/12	EUR	9,000,000	13,443,346
Total Capital SA, 2.375%, 10/01/09	CHF	2,000,000	1,893,612
Total Capital SA, 5.000%, 5/22/12	USD	5,000,000	5,352,139
Total Capital SA, 5.625%, 1/25/12	AUD	10,900,000	7,929,668
			39,992,813
Germany — 12.1%
Bayerische Landesbank, 1.000%, 9/20/10	JPY	890,000,000	9,673,166
Bayerische Landesbank, 2.125%, 2/09/12	CHF	3,200,000	2,953,831

	FACE AMOUNT		VALUE†
Deutsche Bank AG London, 5.375%, 10/12/12 (a)	USD	7,300,000	$7,477,354
KfW Bankengruppe, 3.750%, 1/28/09	SEK	2,900,000	366,606
Kreditanstalt fuer Wiederaufbau, 4.625%, 10/12/12	EUR	4,000,000	5,849,605
Landesbank Hessen-Thueringen Girozentrale, 3.000%, 10/18/12	CHF	2,000,000	1,981,083
Landeskreditbank Baden-Wuerttemberg — Foerderbank, 5.500%, 7/04/10	EUR	7,300,000	10,543,735
Landwirtschaftliche Rentenbank, 3.875%, 3/14/12	EUR	9,300,000	13,222,795
			52,068,175
Netherlands — 4.6%
Rabobank Nederland, 0.800%, 2/03/11	JPY	1,830,000,000	19,826,824
Norway — 4.3%
Eksportfinans ASA, 1.800%, 6/21/10	JPY	1,415,000,000	15,736,579
Eksportfinans ASA, 2.000%, 3/17/09	CHF	3,000,000	2,827,123
			18,563,702
Spain — 3.9%
Instituto de Credito Oficial, 1.500%, 9/20/12	JPY	1,482,000,000	16,834,065
Supranational — 3.3%
Council Of Europe Development Bank, 5.500%, 1/18/12	AUD	12,000,000	8,752,758
International Bank for Reconstruction & Development, 0.500%, 9/11/12	AUD	9,000,000	5,432,083
			14,184,841
Sweden — 5.2%
City of Stockholm, 3.375%, 3/08/10	SEK	64,300,000	8,100,778
Kommuninvest I Sverige, 4.100%, 5/11/09	SEK	40,000,000	5,062,187
Kommuninvest I Sverige, 5.050%, 2/24/09	AUD	4,000,000	2,792,416
Svensk Exportkredit AB, 4.875%, 9/29/11	USD	6,000,000	6,251,070
			22,206,451
United Kingdom — 7.2%
Bank of Scotland Plc, 2.500%, 10/11/11	CHF	15,000,000	13,025,556
Barclays Bank PLC, 5.450%, 9/12/12	USD	9,000,000	9,121,941

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (Unaudited) (Continued)

	FACE AMOUNT		VALUE†
BONDS AND NOTES (Continued)
United Kingdom (Continued)
BP Capital Markets Plc, 2.750%, 6/14/11	CHF	5,000,000	$4,810,147
BP Capital Markets PLC, 5.250%, 11/07/13	USD	3,835,000	4,007,759
			30,965,403
United States — 30.7%
American International Group, Inc., 1.400%, 4/03/12	JPY	1,000,000,000	6,569,884
Bank of America Corp., 4.250%, 10/21/10	EUR	10,541,000	14,481,704
Colgate Palmolive Co., 4.200%, 5/15/13 (a)	USD	4,350,000	4,456,701
Federal Home Loan Banks, 4.000%, 9/06/13	USD	4,000,000	4,273,832
Federal Home Loan Banks, 5.750%, 5/15/12	USD	3,000,000	3,366,648
Federal National Mortgage Association, 4.625%, 10/15/13 (a)	USD	5,700,000	6,281,030
General Electric Capital Corp., 1.450%, 11/10/11	JPY	1,590,000,000	15,881,934
General Electric Capital Corp., 3.250%, 1/28/10	SEK	30,710,000	3,767,224
Merck & Co., Inc., 4.375%, 2/15/13 (a)	USD	14,250,000	14,765,665
Paccar Financial Corp., Series L, 4.803%, 4/01/11 (b)	USD	8,000,000	7,965,216
PepsiCo, Inc., 4.650%, 2/15/13	USD	7,799,000	8,026,239
PepsiCo, Inc., 5.150%, 5/15/12	USD	4,000,000	4,132,604
Toyota Motor Credit Corp., 1.300%, 3/16/12	JPY	1,800,000,000	19,648,117
United States Treasury Note/Bond, 1.750%, 3/31/10 (a)	USD	5,500,000	5,592,169
Wal-Mart Stores, Inc., 4.125%, 2/15/11	USD	8,050,000	8,240,519
Wal-Mart Stores, Inc., 5.000%, 4/05/12 (a)	USD	4,000,000	4,231,360
			131,680,846
TOTAL BONDS AND NOTES (Identified Cost $404,533,304)			419,596,860

	SHARES		VALUE†
SHORT-TERM INVESTMENTS
United States — 2.1%
SSgA Government Money Market Fund	USD	1	$1
SSgA Money Market Fund	USD	9,083,731	9,083,731
			9,083,732
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $9,083,732)			9,083,732
COLLATERAL FOR SECURITIES ON LOAN — 8.3%
Short Term — 8.3%
State Street Navigator Prime Portfolio		35,410,865	35,410,865
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $35,410,865)			35,410,865
Total Investments — 108.2% (Identified Cost $449,027,901)#			464,091,457
Liabilities, Less Cash and Other Assets — (8.2%)			(35,012,868)
Net Assets — 100.0%			$429,078,589

  †  See Note 1.

  (a)  A portion or all of the security was held on loan. As of December 31, 2008 the market value of the securities loaned was $34,677,022.

  (b)  Variable or Floating Rate Bond. Rate disclosed is as of December 31, 2008.

  #  At December 31, 2008 the aggregate cost of investment securities for income tax purposes was $413,617,036. Net unrealized depreciation aggregated $15,063,556 of which $28,286,107 related to appreciated investment securities and $13,222,551 related to depreciated investment securities.

Key to abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

JPY — Japanese Yen

SEK — Swedish Krona

USD — U.S. Dollar

See notes to financial statements.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (Unaudited) (Continued)

Ten Largest Industry Holdings December 31, 2008
(As a percentage of net assets):
Industry	Percentage
Banks	21.7%
Financial Services	11.7%
Foreign Government/Agency — Canada	9.0%
Foreign Government/Agency — Germany	7.0%
Foreign Government/Agency — France	5.8%
Oil & Gas	5.6%
Diversified Operations	4.6%
U.S. Government Agency	4.5%
Foreign Government/Agency — Norway	4.3%
Foreign Government/Agency — Spain	3.9%

Country Weightings (% of portfolio
market value)

See notes to financial statements.

SA U.S. Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.8%
Advertising — 0.1%
Other Securities	19,200	$325,763
Aerospace/Defense — 2.2%
United Technologies Corp.	39,540	2,119,344
Other Securities	112,395	4,626,297
		6,745,641
Agricultural Operations — 0.4%
Other Securities	22,234	1,342,559
Airlines — 0.3%
Other Securities	84,960	875,924
Auto & Related — 0.7%
Other Securities	183,763	2,033,037
Banks/Savings & Loans — 3.1%
U.S. Bancorp	70,915	1,773,584
Other Securities	462,895	7,834,490
		9,608,074
Broadcasting — 0.9%
Other Securities	160,808	2,773,775
Building & Construction — 0.5%
Other Securities	61,708	1,409,061
Business Services — 1.0%
Other Securities	108,888	3,246,443
Chemicals — 1.3%
Other Securities	147,574	4,099,220
Commercial Services — 0.5%
Other Securities	76,861	1,458,392
Communication Services — 0.0%
Other Securities	20,303	147,504
Communications Equipment — 0.1%
Other Securities	15,700	446,774
Computer Equipment — 1.1%
Intel Corp.	155,700	2,282,562
Other Securities	113,553	1,201,911
		3,484,473
Computer Services — 1.3%
Cisco Systems, Inc.*	163,921	2,671,912
Other Securities	90,553	1,495,731
		4,167,643
Computer Software — 3.5%
Microsoft Corp.	231,300	4,496,472
Oracle Corp.*	151,160	2,680,067
Other Securities	264,668	3,674,017
		10,850,556

	SHARES	VALUE†
Computers — 3.1%
Apple, Inc.*	26,400	$2,253,240
Hewlett-Packard Co.	90,883	3,298,144
International Business Machines Corp.	40,500	3,408,480
Other Securities	88,300	712,234
		9,672,098
Construction Materials — 0.0%
Other Securities	1,593	29,327
Consumer Products — 3.3%
Colgate-Palmolive Co.	20,600	1,411,924
Procter & Gamble Co.	111,805	6,911,785
Other Securities	78,555	1,888,048
		10,211,757
Containers & Glass — 0.1%
Other Securities	11,700	306,126
Containers-Paper/Plastic — 0.1%
Other Securities	16,900	377,092
Distribution/Wholesale — 0.3%
Other Securities	26,100	857,978
Diversified Operations — 2.0%
3M Co.	25,400	1,461,516
Lockheed Martin Corp.	15,500	1,303,240
Other Securities	154,546	3,534,029
		6,298,785
Education — 0.3%
Other Securities	17,850	957,078
Electric Utilities — 0.2%
Other Securities	17,661	480,389
Electrical Equipment — 1.7%
General Electric Co.	285,499	4,625,084
Other Securities	40,450	806,270
		5,431,354
Electronics — 1.9%
Other Securities	418,168	5,937,153
Energy — 2.6%
ChevronTexaco Corp.	75,910	5,615,063
Other Securities	77,677	2,415,039
		8,030,102
Environmental Services — 0.0%
Other Securities	6,125	113,073
Facility Services — 0.0%
Other Securities	1,800	34,290
Financial Services — 5.5%
J.P. Morgan Chase & Co.	112,369	3,542,995
Wells Fargo & Co.	123,374	3,637,065
Other Securities	505,192	10,026,390
		17,206,450

See notes to financial statements.

SA U.S. Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Beverages — 5.0%
Coca-Cola Co.	92,800	$4,201,056
Kraft Foods, Inc., Class A	64,671	1,736,416
PepsiCo, Inc.	65,690	3,597,841
Other Securities	224,240	6,170,474
		15,705,787
Forest & Paper Products — 0.4%
Other Securities	38,740	1,335,508
Funeral Services — 0.0%
Other Securities	14,500	93,118
Health Care - Biotechnology — 3.4%
Amgen, Inc.*	46,622	2,692,420
Genentech, Inc.*	31,500	2,611,665
Gilead Sciences, Inc.*	36,800	1,881,952
Medtronic, Inc.	40,000	1,256,800
Other Securities	75,327	2,156,856
		10,599,693
Health Care - Drugs — 4.3%
Abbott Laboratories	61,800	3,298,266
Bristol-Myers Squibb Co.	65,300	1,518,225
Eli Lilly & Co.	29,800	1,200,046
Pfizer, Inc.	175,275	3,104,120
Wyeth	45,500	1,706,705
Other Securities	94,685	2,633,755
		13,461,117
Health Care - Products — 4.0%
Johnson & Johnson	84,712	5,068,319
Merck & Co., Inc.	78,000	2,371,200
Other Securities	172,779	5,041,300
		12,480,819
Health Care - Services — 2.4%
Baxter International, Inc.	26,200	1,404,058
Other Securities	183,225	5,991,788
		7,395,846
Hotels & Restaurants — 0.1%
Other Securities	8,060	165,763
Household Appliances & Home Furnishings — 0.0%
Other Securities	2,267	82,265
Household Products — 0.1%
Other Securities	6,200	233,445
Instruments - Scientific — 0.1%
Other Securities	16,500	416,249
Insurance — 3.0%
Other Securities	312,942	9,525,950
Internet Services — 0.9%
Google, Inc., Class A*	5,100	1,569,015
Other Securities	119,399	1,313,411
		2,882,426

	SHARES	VALUE†
Leisure — 0.3%
Other Securities	69,081	$1,037,550
Machinery — 0.9%
Other Securities	87,315	2,668,175
Manufacturing — 0.4%
Other Securities	49,092	1,374,412
Metals & Mining — 0.7%
Other Securities	113,059	2,225,818
Multimedia — 1.6%
Time Warner, Inc.	120,900	1,216,254
Walt Disney Co.	59,540	1,350,962
Other Securities	196,678	2,530,316
		5,097,532
Office Equipment — 0.1%
Other Securities	38,700	448,141
Office Furnishings & Supplies — 0.1%
Other Securities	12,312	217,394
Oil & Gas — 9.7%
ConocoPhillips	49,231	2,550,166
Exxon Mobil Corp.	155,564	12,418,674
Occidental Petroleum Corp.	26,080	1,564,539
Schlumberger Ltd.	29,200	1,236,036
Other Securities	494,177	12,633,587
		30,403,002
Paper & Related Products — 0.0%
Other Securities	14,533	101,473
Personal Care — 0.0%
Other Securities	4,380	52,241
Photo Equipment & Supplies — 0.0%
Other Securities	7,500	49,350
Printing — 0.0%
Other Securities	5,800	64,142
Publishing — 0.1%
Other Securities	10,125	191,762
Real Estate — 0.1%
Other Securities	21,933	223,504
Restaurants — 1.4%
McDonald's Corp.	49,500	3,078,405
Other Securities	64,775	1,155,384
		4,233,789
Retail - Food — 0.4%
Other Securities	54,075	1,239,551
Retail - General — 3.3%
CVS Caremark Corp.	52,179	1,499,625
Wal-Mart Stores, Inc.	122,300	6,856,138
Other Securities	67,789	1,831,496
		10,187,259

See notes to financial statements.

SA U.S. Market Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail - Specialty — 2.8%
Other Securities	413,528	$8,712,131
Steel — 0.3%
Other Securities	39,800	1,070,048
Telecommunications — 3.6%
AT&T, Inc.	151,543	4,318,976
QUALCOMM, Inc.	48,784	1,747,931
Verizon Communications, Inc.	86,452	2,930,723
Other Securities	191,079	2,382,424
		11,380,054
Textile & Apparel — 0.4%
Other Securities	48,944	1,354,716
Tires & Rubber — 0.0%
Other Securities	8,900	53,608
Tobacco — 1.8%
Altria Group, Inc.	75,100	1,131,006
Philip Morris International, Inc.	75,100	3,267,601
Other Securities	21,700	1,118,721
		5,517,328
Tools - Hand Held — 0.1%
Other Securities	5,500	197,010
Transportation — 1.9%
United Parcel Service, Inc., Class B	24,800	1,367,968
Other Securities	112,254	4,697,783
		6,065,751
Utilities — 3.7%
Exelon Corp.	23,700	1,317,957
Other Securities	376,242	10,161,193
		11,479,150
Waste Management — 0.3%
Other Securities	31,610	1,020,644
TOTAL COMMON STOCKS (Identified Cost $308,333,127)		300,001,412
MUTUAL FUNDS — 3.6%
Other — 3.6%
DFA U.S. MicroCap Portfolio	1,346,993	11,193,509
TOTAL MUTUAL FUNDS (Identified Cost $16,149,373)		11,193,509

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	1,125,002	1,125,002
		1,125,003
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,125,003)		1,125,003
Total Investments — 99.7% (Identified Cost $325,607,503)#		312,319,924
Cash and Other Assets, Less liabilities — 0.3%		933,053
Net Assets — 100.0%		$313,252,977

  †  See Note 1.

  *  Non-income producing security.

  #  At December 31, 2008 the aggregate cost of investment securities for income tax purposes was $325,607,503. Net unrealized depreciation aggregated $13,287,579 of which $52,742,042 related to appreciated investment securities and $66,029,621 related to depreciated investment securities.

Portfolio Sectors (% of portfolio
market value)

See notes to financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.9%
Aerospace/Defense — 1.4%
Northrop Grumman Corp.	59,564	$2,682,763
Airlines — 0.7%
Southwest Airlines Co.	152,500	1,314,550
Auto & Related — 0.6%
Johnson Controls, Inc.	61,438	1,115,714
Banks/Savings & Loans — 5.3%
Bank of America Corp.	315,423	4,441,156
Bank of New York Mellon Corp.	50,499	1,430,637
SunTrust Banks, Inc.	33,360	985,454
Other Securities	267,458	3,206,377
		10,063,624
Broadcasting — 5.1%
Comcast Corp., Class A	395,223	6,671,364
Comcast Corp., Class A Special	97,750	1,578,662
Other Securities	89,895	1,330,885
		9,580,911
Building & Construction — 0.3%
Other Securities	26,700	572,181
Chemicals — 1.1%
Dow Chemical Co.	126,417	1,907,633
Other Securities	4,600	167,394
		2,075,027
Communication Services — 0.3%
Other Securities	22,960	492,492
Computer Equipment — 0.2%
Other Securities	35,060	450,503
Computer Services — 0.7%
Computer Sciences Corp.*	27,661	972,007
Other Securities	42,725	391,356
		1,363,363
Computer Software — 0.6%
Symantec Corp.*	90,193	1,219,409
Diversified Operations — 0.5%
Other Securities	54,360	929,983
Electronics — 2.0%
Motorola, Inc.	299,152	1,325,244
Other Securities	269,163	2,475,737
		3,800,981
Financial Services — 8.4%
Capital One Financial Corp.	54,263	1,730,447
J.P. Morgan Chase & Co.	226,535	7,142,648
Morgan Stanley	88,109	1,413,268
Prudential Financial, Inc.	73,000	2,208,980
Other Securities	277,976	3,515,485
		16,010,828

	SHARES	VALUE†
Food & Beverages — 5.7%
Archer-Daniels-Midland Co.	49,396	$1,424,087
Coca-Cola Enterprises, Inc.	88,921	1,069,720
Kraft Foods, Inc., Class A	186,200	4,999,470
Molson Coors Brewing Co., Class B	31,300	1,531,196
Other Securities	116,936	1,703,434
		10,727,907
Forest & Paper Products — 1.0%
Weyerhaeuser Co.	38,524	1,179,220
Other Securities	117,143	771,306
		1,950,526
Health Care - Drugs — 0.6%
Other Securities	70,200	1,078,879
Health Care - Products — 0.1%
Other Securities	19,009	147,130
Health Care - Services — 2.6%
WellPoint, Inc.*	86,207	3,631,901
Other Securities	41,962	1,253,957
		4,885,858
Household Appliances & Home Furnishings — 0.1%
Other Securities	5,640	233,214
Insurance — 16.4%
Allstate Corp.	97,600	3,197,376
Chubb Corp.	57,000	2,907,000
Cincinnati Financial Corp.	32,756	952,217
Loews Corp.	79,479	2,245,282
MetLife, Inc.	144,583	5,040,163
Principal Financial Group, Inc.	47,322	1,068,058
The Travelers Companies, Inc.	119,785	5,414,282
Other Securities	382,544	10,301,668
		31,126,046
Internet Services — 0.4%
Other Securities	160,386	767,407
Leisure — 1.1%
Carnival Corp.	82,444	2,005,038
Other Securities	11,100	152,625
		2,157,663
Manufacturing — 0.7%
Other Securities	74,381	1,401,717
Metals & Mining — 0.1%
Other Securities	22,642	254,949
Multimedia — 6.8%
CBS Corp., Class B	123,795	1,013,881
Liberty Media Corp. — Entertainment, Series A*	93,752	1,638,785
Time Warner, Inc.	651,100	6,550,066
Walt Disney Co.	132,182	2,999,209
Other Securities	76,608	666,025
		12,867,966

See notes to financial statements.

SA U.S. Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Office Equipment — 0.5%
Xerox Corp.	120,471	$960,154
Oil & Gas — 13.3%
Anadarko Petroleum Corp.	80,964	3,121,162
Apache Corp.	48,841	3,640,120
Chesapeake Energy Corp.	89,349	1,444,773
ConocoPhillips	147,474	7,639,153
Devon Energy Corp.	51,000	3,351,210
Marathon Oil Corp.	84,413	2,309,540
Valero Energy Corp.	48,748	1,054,907
Other Securities	136,935	2,736,558
		25,297,423
Paper & Related Products — 0.2%
Other Securities	33,013	369,415
Photo Equipment & Supplies — 0.1%
Other Securities	37,336	245,671
Printing — 0.2%
Other Securities	31,877	432,890
Publishing — 0.0%
Other Securities	174	67,904
Retail - Food — 0.4%
Other Securities	40,304	658,607
Retail - General — 0.6%
Other Securities	41,152	1,086,666
Retail - Specialty — 2.6%
CVS Caremark Corp.	144,075	4,140,716
Other Securities	76,666	793,493
		4,934,209
Steel — 0.1%
Other Securities	10,610	209,173
Telecommunications — 10.1%
AT&T, Inc.	288,682	8,227,437
Verizon Communications, Inc.	273,903	9,285,312
Other Securities	250,824	1,598,945
		19,111,694
Textile & Apparel — 0.3%
Other Securities	12,200	524,234
Tires & Rubber — 0.1%
Other Securities	16,087	96,039
Transportation — 8.6%
Burlington Northern Santa Fe Corp.	58,300	4,413,893
CSX Corp.	77,005	2,500,352
FedEx Corp.	24,123	1,547,490
Norfolk Southern Corp.	67,500	3,175,875
Union Pacific Corp.	91,000	4,349,800
Other Securities	11,590	422,036
		16,409,446
TOTAL COMMON STOCKS (Identified Cost $243,659,873)		189,675,116

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	433,001	433,001
		433,002
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $433,002)		433,002
Total Investments — 100.1% (Identified Cost $244,092,875)#		190,108,118
Liabilities, Less Cash and Other Assets — (0.1%)		(201,041)
Net Assets — 100.0%		$189,907,077

  †  See Note 1.

  *  Non-income producing security.

  #  At December 31, 2008 the aggregate cost of investment securities for income tax purposes was $244,092,875. Net unrealized depreciation aggregated $53,984,757 of which $18,681,683 related to appreciated investment securities and $72,666,440 related to depreciated investment securities.

Portfolio Sectors (% of portfolio
market value)

See notes to financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 100.0%
Advertising — 0.2%
Other Securities	35,100	$260,152
Aerospace/Defense — 1.7%
Teledyne Technologies, Inc.*	8,099	360,810
Other Securities	142,680	2,395,493
		2,756,303
Agricultural Operations — 0.2%
Other Securities	14,889	379,910
Airlines — 0.9%
Other Securities	143,050	1,482,768
Auto & Related — 0.9%
Other Securities	284,435	1,481,766
Banks/Savings & Loans — 10.5%
Hancock Holding Co. (a)	7,700	350,042
International Bancshares Corp.	13,920	303,874
Investors Bancorp, Inc.*	26,500	355,895
NewAlliance Bancshares, Inc. (a)	33,500	441,195
Old National Bancorp (a)	18,700	339,592
Prosperity Bancshares, Inc. (a)	10,600	313,654
United Bankshares, Inc. (a)	10,300	342,166
Westamerica Bancorporation (a)	6,300	322,245
Other Securities	987,217	13,833,113
		16,601,776
Broadcasting — 0.4%
Other Securities	136,754	582,802
Building & Construction — 1.9%
Emcor Group, Inc.*	14,714	330,035
Simpson Manufacturing Co., Inc. (a)	11,100	308,136
Other Securities	203,286	2,358,179
		2,996,350
Business Services — 3.0%
Cogent, Inc. (a)*	22,200	301,254
Tetra Tech, Inc.*	14,800	357,420
Other Securities	381,021	4,148,401
		4,807,075
Chemicals — 2.1%
Olin Corp.	17,277	312,368
Other Securities	245,867	3,066,411
		3,378,779
Commercial Services — 2.0%
Other Securities	319,052	3,232,728
Communication Services — 0.1%
Other Securities	16,900	77,121
Communications Equipment — 1.2%
Other Securities	293,101	1,924,927
Computer Equipment — 1.5%
Other Securities	352,317	2,322,508

	SHARES	VALUE†
Computer Services — 1.8%
Perot Systems Corp., Class A*	21,964	$300,248
Other Securities	305,084	2,501,012
		2,801,260
Computer Software — 3.3%
Quest Software, Inc.*	24,400	307,196
Other Securities	783,348	4,907,610
		5,214,806
Computers — 0.0%
Other Securities	3,000	16,650
Construction Materials — 0.1%
Other Securities	22,950	210,489
Consumer Products — 0.6%
Other Securities	105,436	979,139
Containers & Glass — 0.0%
Other Securities	91	4,351
Containers-Paper/Plastic — 0.4%
Rock-Tenn Co., Class A	9,600	328,128
Other Securities	13,430	221,293
		549,421
Cosmetics & Toiletries — 0.1%
Other Securities	35,147	195,127
Distribution/Wholesale — 1.2%
Other Securities	130,207	1,895,779
Diversified Operations — 2.9%
Other Securities	233,418	4,537,896
Education — 0.8%
Corinthian Colleges, Inc.*	28,700	469,819
Other Securities	59,431	804,044
		1,273,863
Electric Utilities — 0.4%
Other Securities	29,100	606,805
Electrical Equipment — 0.9%
Other Securities	141,082	1,495,505
Electronics — 5.6%
Rambus, Inc. (a)*	19,700	313,624
Other Securities	1,306,387	8,595,153
		8,908,777
Energy — 0.3%
Other Securities	134,698	455,156
Environmental Services — 0.6%
Rollins, Inc.	23,550	425,784
Other Securities	48,022	536,021
		961,805
Facility Services — 0.1%
Other Securities	11,398	217,132

See notes to financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Financial Services — 2.8%
Knight Capital Group, Inc., Class A*	21,300	$343,995
Other Securities	459,226	4,131,508
		4,475,503
Food & Beverages — 2.0%
Del Monte Foods Co.	48,200	344,148
Other Securities	162,262	2,844,206
		3,188,354
Forest & Paper Products — 0.3%
Other Securities	38,400	541,100
Funeral Services — 0.1%
Other Securities	48,652	194,976
Health Care — 0.1%
Other Securities	2,800	105,336
Health Care - Biotechnology — 3.4%
Celera Corp.*	70,323	782,695
Martek Biosciences Corp. (a)	11,900	360,689
Regeneron Pharmaceuticals, Inc.*	21,900	402,084
Other Securities	681,695	3,860,588
		5,406,056
Health Care - Drugs — 3.3%
Cubist Pharmaceuticals, Inc. (a)*	13,200	318,912
Valeant Pharmaceuticals International (a)*	17,100	391,590
ViroPharma, Inc.*	25,800	335,916
Other Securities	725,727	4,186,324
		5,232,742
Health Care - Products — 4.6%
Haemonetics Corp. (a)*	6,100	344,650
PSS World Medical, Inc. (a)*	24,238	456,159
Thoratec Corp. (a)*	13,902	451,676
Other Securities	704,882	6,097,563
		7,350,048
Health Care - Services — 3.7%
AMERIGROUP Corp. (a)*	12,700	374,904
Magellan Health Services, Inc.*	11,300	442,508
Quality Systems, Inc. (a)	11,355	495,305
Other Securities	454,969	4,497,697
		5,810,414
Household Appliances & Home Furnishings — 0.2%
Other Securities	54,674	382,056
Household Products — 0.1%
Other Securities	31,650	211,317
Instruments - Scientific — 0.8%
Other Securities	137,819	1,187,584
Insurance — 3.2%
RLI Corp. (a)	5,800	354,728
Selective Insurance Group, Inc.	13,800	316,434

	SHARES	VALUE†
Zenith National Insurance Corp.	9,650	$304,650
Other Securities	281,304	4,055,141
		5,030,953
Internet Content — 0.0%
Other Securities	3,700	38,412
Internet Services — 2.2%
Other Securities	589,689	3,503,725
Leisure — 1.5%
WMS Industries, Inc. (a)*	11,250	302,625
Other Securities	255,224	2,112,297
		2,414,922
Machinery — 2.1%
Other Securities	228,503	3,345,787
Manufacturing — 1.4%
Other Securities	170,942	2,251,538
Metals & Mining — 1.2%
Other Securities	215,499	1,919,535
Multimedia — 0.2%
Other Securities	96,072	356,821
Office Equipment — 0.0%
Other Securities	2,600	6,890
Office Furnishings & Supplies — 0.6%
Other Securities	93,695	995,966
Oil & Gas — 3.6%
New Jersey Resources Corp.	9,651	379,767
Other Securities	749,181	5,350,486
		5,730,253
Paper & Related Products — 0.1%
Other Securities	98,208	146,254
Personal Care — 0.4%
Chattem, Inc. (a)*	4,400	314,732
Other Securities	23,000	251,961
		566,693
Photo Equipment & Supplies — 0.1%
Other Securities	2,540	149,243
Printing — 0.1%
Other Securities	28,700	148,638
Publishing — 0.2%
Other Securities	65,655	339,660
Real Estate — 0.3%
Other Securities	47,660	409,082
Restaurants — 1.4%
Jack in the Box, Inc. (a)*	14,400	318,096
Other Securities	199,118	1,837,921
		2,156,017

See notes to financial statements.

SA U.S. Small Company Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail - Food — 0.4%
Ruddick Corp.	10,900	$301,385
Other Securities	25,202	379,015
		680,400
Retail - General — 0.7%
Other Securities	95,497	1,082,571
Retail - Specialty — 3.1%
Other Securities	644,888	4,894,525
Steel — 0.4%
Other Securities	56,300	703,994
Telecommunications — 2.5%
InterDigital, Inc.*	11,952	328,680
Other Securities	576,705	3,680,485
		4,009,165
Textile & Apparel — 1.6%
Columbia Sportswear Co. (a)	8,700	307,719
Other Securities	239,442	2,244,184
		2,551,903
Tires & Rubber — 0.1%
Other Securities	13,300	81,928
Tobacco — 0.0%
Other Securities	20,000	58,800
Transportation — 2.4%
Heartland Express, Inc. (a)	23,624	372,314
Knight Transportation, Inc. (a)	20,700	333,684
Werner Enterprises, Inc. (a)	17,675	306,484
Other Securities	164,519	2,722,568
		3,735,050
Utilities — 2.8%
Cleco Corp. (a)	15,000	342,450
IDACORP, Inc. (a)	10,600	312,170
Northwest Natural Gas Co. (a)	6,800	300,764
Other Securities	164,005	3,429,659
		4,385,043
Waste Management — 0.3%
Other Securities	41,766	489,085
TOTAL COMMON STOCKS (Identified Cost $235,651,236)		158,877,265
RIGHTS & WARRANTS — 0.0%
Health Care - Drugs — 0.0%
Other Securities	18,458	4,805
TOTAL RIGHTS & WARRANTS (Identified Cost $12,767)		4,805

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	2	2
		3
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3)		3
COLLATERAL FOR SECURITIES ON LOAN — 37.3%
Short-Term — 37.3%
State Street Navigator Prime Portfolio	59,349,416	59,349,416
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $59,349,416)		59,349,416
Total Investments — 137.3% (Identified Cost $295,013,422)#		218,231,489
Liabilities, Less Cash and Other Assets — (37.3%)		(59,322,277)
Net Assets — 100.0%		$158,909,212

  †  See Note 1.

  *  Non-income producing security.

  #  At December 31, 2008 the aggregate cost of investment securities for income tax purposes was $235,664,006. Net unrealized depreciation aggregated $76,781,933 of which $16,537,520 related to appreciated investment securities and $93,319,453 related to depreciated investment securities.

  (a)  A portion or all of the security was held on loan. As of December 31, 2008, the market value of the securities on loan was $59,201,557.

Portfolio Sectors (% of portfolio
market value)

See notes to financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 97.9%
Australia — 3.1%
Australia & New Zealand Banking Group Ltd. (a)	252,260	$2,689,138
Commonwealth Bank of Australia (a)	152,121	3,065,097
Other Securities	1,547,980	5,850,228
		11,604,463
Austria — 0.2%
Other Securities	28,779	575,078
Belgium — 0.7%
Other Securities	57,903	2,547,940
Canada — 7.8%
Barrick Gold Corp.	53,300	1,930,371
Goldcorp, Inc.	64,900	2,018,235
Petro-Canada	123,800	2,679,575
Sun Life Financial, Inc.	137,520	3,168,140
Talisman Energy, Inc.	260,300	2,568,209
Thomson Reuters Corp. (a)	63,700	1,836,954
Other Securities	811,202	14,584,816
		28,786,300
Denmark — 0.7%
Other Securities	104,797	2,566,574
Finland — 1.5%
UPM-Kymmene Oyj	178,093	2,228,023
Other Securities	311,963	3,423,747
		5,651,770
France — 9.0%
Axa	259,150	5,707,864
BNP Paribas SA (a)	157,621	6,627,804
Compagnie de Saint-Gobain (a)	40,524	1,892,418
France Telecom SA (a)	134,090	3,720,378
Vivendi Universal SA	158,406	5,122,770
Other Securities	330,725	10,234,325
		33,305,559
Germany — 12.3%
Allianz AG	58,451	6,093,732
Bayerische Motoren Werke AG (a)	105,629	3,172,986
DaimlerChrysler AG	187,757	6,968,472
Deutsche Bank AG (a)	55,099	2,131,509
Deutsche Telekom AG	531,395	7,940,651
E. On AG	181,387	7,170,772
Muenchener Rueckversicherungs- Gesellschaft AG	48,420	7,470,986
Other Securities	232,162	4,372,766
		45,321,874
Greece — 0.1%
Other Securities	58,337	396,045
Hong Kong — 3.2%
Cheung Kong (Holdings) Ltd.	281,000	2,657,647
Hutchison Whampoa Ltd.	656,000	3,288,380

	SHARES	VALUE†
Sun Hung Kai Properties Ltd. (a)	242,000	$2,017,135
Other Securities	1,979,660	3,884,250
		11,847,412
Ireland — 0.0%
Other Securities	2,500	11,925
Italy — 1.8%
Other Securities	2,577,822	6,781,424
Japan — 17.7%
Dai Nippon Printing Co., Ltd.	213,000	2,300,353
Fuji Photo Film	111,600	2,400,662
Hitachi Ltd.	1,071,000	4,076,062
NEC Corp. (a)	571,000	1,870,789
Ricoh Co., Ltd.	174,000	2,157,485
Sony Corp.	83,735	1,831,284
Sumitomo Electric Industries Ltd.	241,600	1,817,664
Tokio Marine Holdings, Inc.	136,500	3,884,942
Other Securities	7,540,842	45,252,585
		65,591,826
Netherlands — 5.0%
ArcelorMittal (a)	111,240	2,628,694
European Aeronautic Defense and Space Co. (a)	121,982	2,039,819
ING Groep NV	255,209	2,600,340
Koninklijke (Royal) Philips Electronics NV (a)	320,207	6,155,781
Other Securities	591,036	4,853,733
		18,278,367
New Zealand — 0.1%
Other Securities	105,317	353,281
Norway — 0.5%
Other Securities	457,277	1,969,794
Portugal — 0.1%
Other Securities	48,732	453,180
Singapore — 0.6%
Other Securities	879,142	2,330,378
Spain — 6.9%
Banco Santander Central Hispano SA (a)	1,263,552	11,855,696
Repsol-YPF SA	407,474	8,552,774
Other Securities	503,230	4,981,836
		25,390,306
Sweden — 2.1%
Nordea AB	401,950	2,780,324
Other Securities	678,231	5,023,717
		7,804,041
Switzerland — 6.3%
Credit Suisse Group	236,694	6,337,933
Holcim Ltd. (a)	47,678	2,701,164
Swiss Re	56,530	2,671,545
Zurich Financial Services	28,903	6,164,308
Other Securities	82,631	5,306,328
		23,181,278

See notes to financial statements.

SA International Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
United Kingdom — 18.2%
Aviva Plc	537,047	$3,011,344
HSBC Holdings Plc	589,848	5,614,119
HSBC Holdings Plc, ADR (a)	70,300	3,421,501
Royal Dutch Shell Plc	154,388	3,831,227
Royal Dutch Shell Plc, ADR (a)	124,600	6,408,178
Vodafone Group Plc	9,213,289	18,412,510
William Morrison Supermarkets Plc	563,950	2,272,321
Other Securities	7,600,510	24,488,527
		67,459,727
TOTAL COMMON STOCKS (Identified Cost $456,089,912)		362,208,542
SHORT-TERM INVESTMENTS — 4.3%
Other — 4.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	16,016,001	16,016,001
		16,016,002
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $16,016,002)		16,016,002
COLLATERAL FOR SECURITIES ON LOAN — 22.7%
Short-Term — 22.7%
State Street Navigator Prime Portfolio	83,992,215	83,992,215
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $83,992,215)		83,992,215
Total Investments — 124.9% (Identified Cost $556,098,129)#		462,216,760
Liabilities, Less Cash and Other Assets — (24.9%)		(92,175,593)
Net Assets — 100.0%		$370,041,166

  †  See Note 1.

  (a)  A portion or all of the security was held on loan. As of December 31, 2008, the market value of the securities loaned was $79,725,650.

  #  At December 31, 2008 the aggregate cost of investment securities for income tax purposes was $472,105,914. Net unrealized depreciation aggregated $93,881,369 of which $22,439,130 related to appreciated investment securities and $116,320,499 related to depreciated investment securities.

Key to abbreviations:

ADR — American Depositary Receipt

Ten Largest Industry Holdings December 31, 2008

(As a percentage of net assets):

Industry	Percentage
Banks/Savings & Loans	15.7%
Insurance	9.8%
Telecommunications	9.5%
Financial Services	8.5%
Oil & Gas	7.9%
Auto & Related	4.3%
Electronics	4.2%
Building & Construction	4.1%
Diversified Operations	3.2%
Utilities	2.2%

Country Weightings (% of portfolio
market value)

See notes to financial statements.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Other — 100.1%
DFA International Small Company Portfolio	13,328,235	$136,614,408
TOTAL MUTUAL FUNDS (Identified Cost $149,964,518)		136,614,408
Total Investments — 100.1% (Identified Cost $149,964,518)#		136,614,408
Liabilities, Less Cash and Other Assets — (0.1%)		(120,304)
Net Assets — 100.0%		$136,494,104

  †  See Note 1.

  #  At December 31, 2008 the aggregate cost of investment securities for income tax purposes was $149,964,518. Net unrealized depreciation aggregated $13,350,110, which related solely to depreciated investment securities.

See notes to financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 97.2%
Brazil — 7.4%
Banco Bradesco SA, ADR	23,006	$227,069
Banco Itau Holding Financeira SA, ADR	13,700	158,920
Gerdau S.A., ADR	69,780	460,548
Perdigao SA, ADR	5,200	137,176
Ultrapar Participacoes SA, ADR	10,300	231,647
Other Securities	155,433	943,657
		2,159,017
Chile — 3.5%
Empresas Copec SA	28,567	217,329
Enersis SA, ADR	29,100	370,734
Other Securities	591,799	417,182
		1,005,245
China — 9.5%
Bank of China Ltd., H Shares	1,758,000	480,886
Beijing Enterprises Holdings Ltd.	36,500	148,822
China Resources Enterprise Ltd.	92,000	160,491
China Unicom Ltd.	13,680	166,896
Other Securities	4,793,340	1,800,128
		2,757,223
Czech Republic — 1.4%
Telefonica O2 Czech Republic AS	16,037	353,753
Other Securities	7,412	55,627
		409,380
Hungary — 3.3%
MOL Hungarian Oil and Gas Nyrt.	4,800	247,692
OTP Bank Nyrt*	22,739	341,792
Richter Gedeon Nyrt.	1,302	193,323
Other Securities	24,061	179,550
		962,357
India — 10.4%
Dr. Reddy's Laboratories Ltd., ADR	13,900	136,220
HDFC Bank Ltd., ADR	1,900	135,622
ICICI Bank Ltd., ADR	34,110	656,618
Reliance Industries Ltd., GDR, 144A	7,815	401,691
Other Securities	537,216	1,718,201
		3,048,352
Indonesia — 1.8%
PT Astra International Tbk	264,000	255,523
Other Securities	2,439,500	275,702
		531,225
Israel — 2.6%
Bank Hapoalim B.M.*	96,637	207,244
Bank Leumi Le-Israel	105,246	220,133
Other Securities	105,768	328,403
		755,780
Korea — 13.7%
Hyundai Motor Co.*	9,781	306,736
KB Financial Group, Inc., ADR*	17,785	465,967

	SHARES	VALUE†
Samsung Electronics Co., Ltd.	500	$179,032
Samsung Electronics Co., Ltd., GDR, 144A	1,000	175,000
Shinhan Financial Group Co., Ltd., ADR*	10,303	485,889
SK Corp.*	2,008	150,654
Other Securities	143,570	2,238,963
		4,002,241
Malaysia — 4.2%
MISC Berhad	67,700	164,358
PPB Group Berhad	54,800	147,295
YTL Corp. Berhad	82,100	167,285
Other Securities	1,232,367	755,726
		1,234,664
Mexico — 8.6%
Cemex SAB de CV, ADR*	67,038	612,727
Fomento Economico Mexicano, SAB de CV	20,700	623,691
Grupo Financiero Inbursa, SA de CV	155,357	364,596
Other Securities	282,811	910,885
		2,511,899
Philippines — 0.6%
Other Securities	3,152,340	174,927
Poland — 2.4%
Polski Koncern Naftowy Orlen SA	33,237	288,622
Other Securities	69,779	415,490
		704,112
South Africa — 12.0%
Gold Fields Ltd.	50,300	499,479
Harmony Gold Mining Co., Ltd., ADR*	30,300	332,391
Nedbank Group Ltd.	18,581	191,940
Sanlam Ltd.	210,284	386,677
Sasol, ADR	13,600	412,488
Standard Bank Group Ltd.	44,750	401,758
Other Securities	432,001	1,285,959
		3,510,692
Taiwan — 11.8%
AU Optronics Corp., ADR	54,427	417,999
Chi Mei Optoelectronics Corp.	445,574	146,633
China Development Financial Holding Corp.	656,276	144,781
Fubon Financial Holding Co., Ltd.	251,000	182,793
Mega Financial Holding Co., Ltd.	762,000	265,857
United Microelectronics Corp.	1,099,513	248,930
Other Securities	7,894,327	2,047,543
		3,454,536
Thailand — 2.5%
Bangkok Bank, PCL	109,000	216,245
Other Securities	3,170,791	523,805
		740,050

See notes to financial statements.

SA Emerging Markets Value Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Turkey — 1.5%
Turkiye Is Bankasi	75,756	$201,231
Other Securities	183,880	231,586
		432,817
TOTAL COMMON STOCKS (Identified Cost $51,977,547)		28,394,517
PREFERRED STOCK — 1.9%
Brazil — 1.9%
Usinas Siderurgicas de Minas Gerais SA, Class A	24,825	282,315
Other Securities	61,200	289,166
		571,481
TOTAL PREFERRED STOCK (Identified Cost $1,068,989)		571,481
SHORT-TERM INVESTMENTS — 0.8%
Other — 0.8%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	227,001	227,001
		227,002
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $227,002)		227,002
Total Investments — 99.9% (Identified Cost $53,273,538)#		29,193,000
Cash and Other Assets, Less liabilities — 0.1%		15,579
Net Assets — 100.0%		$29,208,579

  †  See Note 1.

  *  Non-income producing security.

  #  At December 31, 2008 the aggregate cost of investment securities for income tax purposes was $53,273,538. Net unrealized depreciation aggregated $24,080,538 of which $266,783 related to appreciated investment securities and $24,347,321 related to depreciated investment securities.

Key to abbreviations:

ADR — American Depositary Receipt

GDR — Global Depository Receipt

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

Ten Largest Industry Holdings December 31, 2008

(As a percentage of net assets):

Industry	Percentage
Banks/Savings & Loans	19.3%
Diversified Operations	9.8%
Financial Services	8.8%
Oil & Gas	6.8%
Electronics	6.0%
Steel	5.1%
Auto & Related	4.6%
Metals & Mining	3.9%
Telecommunications	3.7%
Food & Beverages	3.0%

Country Weightings (% of portfolio
market value)

See notes to financial statements.

SA Real Estate Securities Fund

SUMMARY PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.1%
Real Estate Investment Trusts — 98.1%
Alexandria Real Estate Equities, Inc.	4,300	$259,462
AMB Property Corp.	20,691	484,583
American Campus Communities, Inc.	10,374	212,460
Apartment Investment & Management Co.	19,255	222,395
AvalonBay Communities, Inc.	14,016	849,089
BioMed Realty Trust, Inc.	15,000	175,800
Boston Properties, Inc.	15,311	842,105
BRE Properties, Inc.	9,650	270,007
Camden Property Trust	11,600	363,544
Corporate Office Properties Trust	9,200	282,440
DCT Industrial Trust, Inc.	37,809	191,314
Digital Realty Trust, Inc.	16,010	525,928
Douglas Emmett, Inc.	26,438	345,280
Duke Realty Corp.	32,011	350,841
Equity One, Inc.	15,300	270,810
Equity Residential	35,700	1,064,574
Essex Property Trust, Inc.	4,200	322,350
Extra Space Storage, Inc.	18,600	191,952
Federal Realty Investment Trust	12,851	797,790
HCP, Inc.	38,487	1,068,784
Health Care REIT, Inc.	22,800	962,160
Healthcare Realty Trust, Inc.	11,600	272,368
Highwoods Properties, Inc.	13,700	374,832
Home Properties, Inc.	5,300	215,180
Hospitality Properties Trust	20,700	307,809
Host Hotels & Resorts, Inc.	112,772	853,684
HRPT Properties Trust	51,100	172,207
Inland Real Estate Corp.	14,100	183,018
Kimco Realty Corp.	39,831	728,111
Liberty Property Trust	21,585	492,786
Mack-Cali Realty Corp.	14,300	350,350
National Retail Properties, Inc.	17,200	295,668
Nationwide Health Properties, Inc.	21,900	628,968
Omega Healthcare Investors, Inc.	19,205	306,704
Post Properties, Inc.	9,700	160,050
ProLogis	32,302	448,675
Public Storage	22,053	1,753,213
Realty Income Corp.	22,900	530,135
Regency Centers Corp.	15,400	719,180
Senior Housing Properties Trust	25,200	451,584
Simon Property Group, Inc.	28,771	1,528,603
SL Green Realty Corp.	10,100	261,590
Tanger Factory Outlet Centers, Inc.	5,000	188,100
Taubman Centers, Inc.	9,923	252,640
The Macerich Co.	17,528	318,308
UDR, Inc.	33,800	466,102
Ventas, Inc.	31,539	1,058,764
Vornado Realty Trust	19,337	1,166,988
Washington Real Estate Investment Trust	11,500	325,450
Weingarten Realty Investors	20,400	422,076
Other Securities	359,870	2,963,617
		28,250,428
TOTAL COMMON STOCKS (Identified Cost $49,764,051)		28,250,428

	SHARES	VALUE†
SHORT-TERM INVESTMENTS — 1.2%
Other — 1.2%
SSgA Government Money Market Fund	1	$1
SSgA Money Market Fund	352,001	352,001
		352,002
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $352,002)		352,002
Total Investments — 99.3% (Identified Cost $50,116,053)#		28,602,430
Cash and Other Assets, Less liabilities — 0.7%		214,436
Net Assets — 100.0%		$28,816,866

  †  See Note 1.

  #  At December 31, 2008 the aggregate cost of investment securities for income tax purposes was $50,116,053. Net unrealized depreciation aggregated $21,513,623 of which $109,170 related to appreciated investment securities and $21,622,793 related to depreciated investment securities.

Portfolio Sectors (% of portfolio
market value)

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — DECEMBER 31, 2008 (Unaudited)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Market Fund	SA U.S. Value Fund	SA U.S. Small Company Fund
ASSETS
Investments in securities, at value	$145,105,030	$464,091,457	$312,319,924	$190,108,118	$218,231,489
Cash	405	928	619	364	—
Foreign currency, at value	—	159,739	—	—	—
Receivable for investments sold	—	7,228,157	—	161,423	850,808
Dividends and interest receivable	733,102	6,586,190	625,432	435,069	135,989
Receivable for fund shares sold	345,701	1,197,391	1,287,775	733,487	318,670
Receivable due from the Advisor (Note 2)	30,809	121,287	58,202	43,336	58,169
Receivable for tax reclaims	—	—	138	—	—
Prepaid expenses	4,602	3,335	4,548	4,548	4,548
Total Assets	146,219,649	479,388,484	314,296,638	191,486,345	219,599,673
LIABILITIES
Payable for investments purchased	—	4,099,866	—	862,227	2,723
Payable for fund shares redeemed	198,578	787,611	685,456	469,432	401,790
Unrealized deppreciation on foreign currency exchange contracts (Note 1)	—	9,529,659	—	—	—
Due to custodian bank	—	—	—	—	676,547
Collateral for securities on loan (Note 1)	—	35,410,865	—	—	59,349,416
Advisory fee payable (Note 2)	35,861	244,317	168,443	102,382	85,372
Sub-Advisory fee payable (Note 2)	11,954	18,794	11,972	15,751	45,970
Administration fee payable (Note 2)	11,954	37,587	25,914	15,751	13,134
Sub-Administration fee payable (Note 2)	—	6,179	11,832	7,305	5,033
Custody and accounting fees payable	8,071	29,310	20,393	10,687	18,589
Trustees' fees payable (Note 2)	3,715	3,717	3,717	3,715	3,715
Shareholder servicing fee payable (Note 2)	29,884	93,968	64,786	39,378	32,835
Transfer agent fee payable	2,582	18,287	20,578	19,695	19,995
Professional fees payable	16,832	16,238	17,044	17,046	20,379
Accrued expenses	9,881	13,497	13,526	15,899	14,963
Total Liabilities	329,312	50,309,895	1,043,661	1,579,268	60,690,461
NET ASSETS	$145,890,337	$429,078,589	$313,252,977	$189,907,077	$158,909,212
NET ASSETS CONSIST OF:
Capital paid in	$144,002,094	$425,860,266	$386,764,225	$286,675,680	$257,612,330
Undistributed/(overdistributed) net investment income	(15,749)	(89,481,968)	1,089,894	83,750	951,557
Accumulated net realized gain/(loss)	104,423	87,523,928	(61,313,561)	(42,867,596)	(22,872,742)
Net unrealized appreciation/(depreciation) on: Investments	1,799,569	15,063,556	(13,287,579)	(53,984,757)	(76,781,933)
Foreign currency transactions	—	(9,887,193)	(2)	—	—
NET ASSETS	$145,890,337	$429,078,589	$313,252,977	$189,907,077	$158,909,212
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	14,252,933	43,319,286	38,395,121	26,299,234	16,647,473
Net asset value per share	$10.24	$9.91	$8.16	$7.22	$9.55
Identified cost of investments	$143,305,461	$449,027,901	$325,607,503	$244,092,875	$295,013,422
Cost of foreign currency	$—	$160,237	$—	$—	$—

See notes to financial statements.

	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund
ASSETS
Investments in securities, at value	$462,216,760	$136,614,408	$29,193,000	$28,602,429
Cash	28	—	456	259
Foreign currency, at value	245,999	—	18,991	—
Receivable for investments sold	4,054	221,000	—	—
Dividends and interest receivable	782,423	—	30,804	267,139
Receivable for fund shares sold	904,193	324,905	65,973	50,257
Receivable due from the Advisor (Note 2)	—	17,641	26,122	21,170
Receivable for tax reclaims	118,856	—	497	—
Prepaid expenses	4,542	4,542	2,098	2,098
Total Assets	464,276,855	137,182,496	29,337,941	28,943,352
LIABILITIES
Payable for investments purchased	8,546,297	—	—	—
Payable for fund shares redeemed	1,199,570	290,073	24,433	51,485
Unrealized deppreciation on foreign currency exchange contracts (Note 1)	—	—	—	—
Due to custodian bank	—	220,567	—	—
Collateral for securities on loan (Note 1)	83,992,215	—	—	—
Advisory fee payable (Note 2)	202,876	72,774	15,313	14,134
Sub-Advisory fee payable (Note 2)	62,424	—	11,780	3,262
Administration fee payable (Note 2)	31,212	11,196	2,356	2,175
Sub-Administration fee payable (Note 2)	17,522	6,266	617	179
Custody and accounting fees payable	52,540	4,076	27,539	6,315
Trustees' fees payable (Note 2)	3,716	3,716	3,715	3,715
Shareholder servicing fee payable (Note 2)	78,029	27,990	5,890	5,436
Transfer agent fee payable	20,917	18,679	4,525	4,059
Professional fees payable	20,325	20,379	18,750	20,031
Accrued expenses	8,046	12,676	14,444	15,695
Total Liabilities	94,235,689	688,392	129,362	126,486
NET ASSETS	$370,041,166	$136,494,104	$29,208,579	$28,816,866
NET ASSETS CONSIST OF:
Capital paid in	$529,449,127	$172,050,355	$53,818,625	$51,185,736
Undistributed/(overdistributed) net investment income	3,555,714	1,300,262	(46,743)	568,922
Accumulated net realized gain/(loss)	(69,048,760)	(23,506,403)	(480,984)	(1,578,704)
Net unrealized appreciation/(depreciation) on: Investments	(93,881,369)	(13,350,110)	(24,080,538)	(21,359,088)
Foreign currency transactions	(33,546)	—	(1,781)	—
NET ASSETS	$370,041,166	$136,494,104	$29,208,579	$28,816,866
Shares of beneficial interest outstanding ($0.01 par value, unlimited shares authorized)	49,300,618	12,961,263	5,308,714	6,469,509
Net asset value per share	$7.51	$10.53	$5.50	$4.45
Identified cost of investments	$556,098,129	$149,964,518	$53,273,538	$50,116,053
Cost of foreign currency	$249,401	$—	$18,935	$—

STATEMENTS OF OPERATIONS — SIX MONTHS ENDED DECEMBER 31, 2008 (Unaudited)

	SA U.S. Fixed Income Fund	SA Global Fixed Income Fund	SA U.S. Market Fund	SA U.S. Value Fund	SA U.S. Small Company Fund
INVESTMENT INCOME
Income:
Dividends	$—	$—	$4,962,589	$3,548,121	$1,476,302
Interest (1)	2,120,721	8,936,826	5,090	12,796	781,701
Other income	—	—	13,323	3,857	16,317
Less: Taxes withheld	—	—	(382)	—	—
Total Income	2,120,721	8,936,826	4,980,620	3,564,774	2,274,320
Expenses:
Advisory fees (Note 2)	211,232	1,809,880	1,356,112	810,244	716,523
Sub-Advisory fees (Note 2)	70,411	139,222	96,388	124,653	385,820
Shareholder Services fees (Note 2)	176,027	696,108	521,582	311,632	275,586
Administration fees (Note 2)	70,411	278,443	208,633	124,653	110,234
Sub-Administration fees (Note 2)	16,647	69,451	60,301	37,792	32,510
Trustees' fees and expenses (Note 2)	8,882	8,882	8,882	8,882	8,882
Custody and accounting fees	23,229	76,043	76,703	40,474	67,565
Transfer agent fees	15,525	53,022	59,985	58,405	58,063
Professional fees	27,844	28,145	27,736	27,736	31,330
Registration fees	9,955	15,738	11,623	12,932	11,764
Other expenses	11,345	23,231	24,217	19,614	18,949
Total expenses before waivers and reimbursements:	641,508	3,198,165	2,452,162	1,577,017	1,717,226
Less: Fee waiver by Advisor (Note 2)	(183,838)	(831,399)	(365,835)	(268,162)	(394,414)
Net expenses	457,670	2,366,766	2,086,327	1,308,855	1,322,812
Net investment income	1,663,051	6,570,060	2,894,293	2,255,919	951,508
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	104,388	12,969,143	(61,561,081)	(39,765,698)	(22,700,305)
Foreign currency transactions	—	18,608,523	—	—	—
Distributions from other Registered Investment Companies	—	—	257,781	—	—
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	1,996,136	(22,268,510)	(77,660,320)	(66,443,868)	(48,597,748)
Foreign currency transactions	—	(1,511,390)	(2)	—	—
Net realized and unrealized gain on investments and change in unrealized appreciation (depreciation)	2,100,524	7,797,766	(138,963,622)	(106,209,566)	(71,298,053)
Net increase (decrease) in net assets resulting from operations	$3,763,575	$14,367,826	$(136,069,329)	$(103,953,647)	$(70,346,545)
(1) Interest income includes security lending income of:	$—	$195,711	$—	$—	$773,690

See notes to financial statements.

	SA International Value Fund	SA International Small Company Fund	SA Emerging Markets Value Fund	SA Real Estate Securities Fund
INVESTMENT INCOME
Income:
Dividends	$5,927,461	$2,302,028	$635,329	$1,188,138
Interest (1)	932,043	—	2,849	4,245
Other income	12,847	—	—	—
Less: Taxes withheld	(338,276)	—	(82,394)	—
Total Income	6,534,075	2,302,028	555,784	1,192,383
Expenses:
Advisory fees (Note 2)	1,575,316	591,953	112,559	106,999
Sub-Advisory fees (Note 2)	484,713	—	86,583	24,692
Shareholder Services fees (Note 2)	605,891	227,674	43,292	41,153
Administration fees (Note 2)	242,356	91,070	17,317	16,461
Sub-Administration fees (Note 2)	73,463	27,808	7,334	6,777
Trustees' fees and expenses (Note 2)	8,882	8,882	8,882	8,882
Custody and accounting fees	119,651	14,271	69,540	23,054
Transfer agent fees	61,281	56,784	20,389	19,540
Professional fees	31,358	31,329	31,710	31,508
Registration fees	13,759	11,514	8,788	8,870
Other expenses	24,558	18,313	12,204	12,048
Total expenses before waivers and reimbursements:	3,241,228	1,079,598	418,598	299,984
Less: Fee waiver by Advisor (Note 2)	—	(77,832)	(167,506)	(135,370)
Net expenses	3,241,228	1,001,766	251,092	164,614
Net investment income	3,292,847	1,300,262	304,692	1,027,769
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Investments	(68,327,202)	(23,124,151)	(436,067)	(1,451,807)
Foreign currency transactions	(215,792)	—	(72,253)	—
Distributions from other Registered Investment Companies	—	2,302,028	—	—
Increase (decrease) in unrealized appreciation/depreciation on:
Investments	(177,460,241)	(75,986,063)	(20,468,631)	(12,777,881)
Foreign currency transactions	(79,322)	—	10,150	—
Net realized and unrealized gain on investments and change in unrealized appreciation (depreciation)	(246,082,557)	(96,808,186)	(20,966,801)	(14,229,688)
Net increase (decrease) in net assets resulting from operations	$(242,789,710)	$(95,507,924)	$(20,662,109)	$(13,201,919)
(1) Interest income includes security lending income of:	$890,972	$—	$—	$—

STATEMENTS OF CHANGES IN NET ASSETS

	SA U.S. Fixed Income Fund		SA Global Fixed Income Fund
	Six Months Ended 12/31/2008 (Unaudited)	Year Ended 6/30/2008	Six Months Ended 12/31/2008 (Unaudited)	Year Ended 6/30/2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,663,051	$2,505,766	$6,570,060	$15,492,327
Net realized gain (loss) on investments, foreign currency transactions and distributions from other Registered Investment Companies	104,388	83	31,577,666	(25,806,591)
Net increase in unrealized appreciation (depreciation)	1,996,136	(196,567)	(23,779,900)	27,100,258
Net increase (decrease) in net assets from operations	3,763,575	2,309,282	14,367,826	16,785,994
Distributions to shareholders from:
Net investment income	(1,683,941)	(2,742,234)	(30,236,954)	(14,541,008)
Net realized gains	—	(1,451)	—	—
Total distributions	(1,683,941)	(2,743,685)	(30,236,954)	(14,541,008)
Share transactions
Proceeds from sale of shares	59,526,232	100,381,120	47,304,091	121,561,364
Value of distributions reinvested	1,662,175	2,727,179	29,266,011	14,115,891
Cost of shares redeemed	(43,343,288)	(13,934,673)	(232,992,344)	(146,843,889)
Total share transactions	17,845,119	89,173,626	(156,422,242)	(11,166,634)
Total increase (decrease) in net assets	19,924,753	88,739,223	(172,291,370)	(8,921,648)
NET ASSETS
Beginning of Period	125,965,584	37,226,361	601,369,959	610,291,607
End of Period	$145,890,337	$125,965,584	$429,078,589	$601,369,959
Undistributed/(overdistributed) net investment income, end of period	$(15,749)	$5,141	$(89,481,968)	$(2,218,805)
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	5,871,962	9,904,471	4,592,981	11,643,635
Issued for distributions reinvested	163,654	270,563	2,934,003	1,357,070
Shares redeemed	(4,265,982)	(1,375,506)	(22,394,009)	(14,047,251)
Net increase (decrease) in fund shares	1,769,634	8,799,528	(14,867,025)	(1,046,546)

See notes to financial statements.

	SA U.S. Market Fund
	Six Months Ended 12/31/2008 (Unaudited)	Year Ended 6/30/2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,894,293	$5,290,113
Net realized gain (loss) on investments, foreign currency transactions and distributions from other Registered Investment Companies	(61,303,300)	2,848,551
Net increase in unrealized appreciation (depreciation)	(77,660,322)	(91,838,039)
Net increase (decrease) in net assets from operations	(136,069,329)	(83,699,375)
Distributions to shareholders from:
Net investment income	(4,200,157)	(5,199,501)
Net realized gains	(1,004,566)	(6,203,441)
Total distributions	(5,204,723)	(11,402,942)
Share transactions
Proceeds from sale of shares	46,910,744	81,562,884
Value of distributions reinvested	4,890,679	10,296,313
Cost of shares redeemed	(105,807,217)	(113,056,636)
Total share transactions	(54,005,794)	(21,197,439)
Total increase (decrease) in net assets	(195,279,846)	(116,299,756)
NET ASSETS
Beginning of Period	508,532,823	624,832,579
End of Period	$313,252,977	$508,532,823
Undistributed/(overdistributed) net investment income, end of period	$1,089,894	$2,395,700
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	5,373,147	6,380,837
Issued for distributions reinvested	614,407	798,783
Shares redeemed	(11,876,842)	(8,961,752)
Net increase (decrease) in fund shares	(5,889,288)	(1,782,132)

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA U.S. Value Fund		SA U.S. Small Company Fund
	Six Months Ended 12/31/2008 (Unaudited)	Year Ended 6/30/2008	Six Months Ended 12/31/2008 (Unaudited)	Year Ended 6/30/2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,255,919	$2,832,468	$951,508	$502,633
Net realized gain (loss) on investments, foreign currency transactions and distributions from other Registered Investment Companies	(39,765,698)	455,716	(22,700,305)	20,010,092
Net increase in unrealized appreciation (depreciation)	(66,443,868)	(89,898,729)	(48,597,748)	(86,051,195)
Net decrease in net assets from operations	(103,953,647)	(86,610,545)	(70,346,545)	(65,538,470)
Distributions to shareholders from:
Net investment income	(3,770,426)	(1,762,024)	(469,397)	—
Net realized gains	—	(8,226,599)	(11,887,044)	(31,859,992)
Total distributions	(3,770,426)	(9,988,623)	(12,356,441)	(31,859,992)
Share transactions
Proceeds from sale of shares	46,615,086	82,947,809	26,841,966	66,005,924
Value of distributions reinvested	3,576,287	8,942,692	11,518,062	28,578,234
Cost of shares redeemed	(62,981,167)	(58,415,004)	(57,639,674)	(51,784,930)
Total share transactions	(12,789,794)	33,475,497	(19,279,646)	42,799,228
Total increase (decrease) in net assets	(120,513,867)	(63,123,671)	(101,982,632)	(54,599,234)
NET ASSETS
Beginning of Period	310,420,944	373,544,615	260,891,844	315,491,078
End of Period	$189,907,077	$310,420,944	$158,909,212	$260,891,844
Undistributed net investment income, end of period	$83,750	$1,598,257	$951,557	$469,446
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	5,906,577	6,387,756	2,380,987	3,912,537
Issued for distributions reinvested	507,995	705,816	1,256,059	1,754,342
Shares redeemed	(7,715,453)	(4,623,450)	(5,145,816)	(3,169,779)
Net increase (decrease) in fund shares	(1,300,881)	2,470,122	(1,508,770)	2,497,100

See notes to financial statements.

	SA International Value Fund
	Six Months Ended 12/31/2008 (Unaudited)	Year Ended 6/30/2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$3,292,847	$17,993,935
Net realized gain (loss) on investments, foreign currency transactions and distributions from other Registered Investment Companies	(68,542,994)	67,490,971
Net increase in unrealized appreciation (depreciation)	(177,539,563)	(216,726,887)
Net decrease in net assets from operations	(242,789,710)	(131,241,981)
Distributions to shareholders from:
Net investment income	(16,017,796)	(13,568,342)
Net realized gains	(37,546,392)	(76,274,345)
Total distributions	(53,564,188)	(89,842,687)
Share transactions
Proceeds from sale of shares	103,838,827	132,059,469
Value of distributions reinvested	50,939,985	81,172,158
Cost of shares redeemed	(121,252,989)	(141,099,641)
Total share transactions	33,525,823	72,131,986
Total increase (decrease) in net assets	(262,828,075)	(148,952,682)
NET ASSETS
Beginning of Period	632,869,241	781,821,923
End of Period	$370,041,166	$632,869,241
Undistributed net investment income, end of period	$3,555,714	$16,017,796
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	11,420,412	7,587,177
Issued for distributions reinvested	6,720,315	4,934,478
Shares redeemed	(12,695,267)	(8,167,465)
Net increase (decrease) in fund shares	5,445,460	4,354,190

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	SA International Small Company Fund		SA Emerging Markets Value Fund
	Six Months Ended 12/31/2008 (Unaudited)	Year Ended 6/30/2008	Six Months Ended 12/31/2008 (Unaudited)	Year Ended 6/30/2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,300,262	$3,387,564	$304,692	$550,663
Net realized gain (loss) on investments, foreign currency transactions and distributions from other Registered Investment Companies	(20,822,123)	14,730,305	(508,320)	1,313,743
Net increase in unrealized appreciation (depreciation)	(75,986,063)	(63,358,009)	(20,458,481)	(5,077,878)
Net decrease in net assets from operations	(95,507,924)	(45,240,140)	(20,662,109)	(3,213,472)
Distributions to shareholders from:
Net investment income	(2,539,772)	(3,986,378)	(598,137)	(304,856)
Net realized gains	(14,115,992)	(8,763,944)	(1,314,363)	—
Total distributions	(16,655,764)	(12,750,322)	(1,912,500)	(304,856)
Share transactions
Proceeds from sale of shares	30,245,614	56,885,130	11,059,532	35,427,130
Value of distributions reinvested	15,674,361	11,479,633	1,895,913	303,475
Cost of shares redeemed	(43,260,759)	(46,891,841)	(5,440,901)	(8,685,214)
Total share transactions	2,659,216	21,472,922	7,514,544	27,045,391
Total increase (decrease) in net assets	(109,504,472)	(36,517,540)	(15,060,065)	23,527,063
NET ASSETS
Beginning of Period	245,998,576	282,516,116	44,268,644	20,741,581
End of Period	$136,494,104	$245,998,576	$29,208,579	$44,268,644
Undistributed/(overdistributed) net investment income, end of period	$1,300,262	$2,539,772	$(46,743)	$274,059
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	2,374,432	2,562,044	1,652,525	3,036,907
Issued for distributions reinvested	1,527,715	547,170	337,351	26,389
Shares redeemed	(3,368,549)	(2,162,513)	(817,505)	(757,411)
Net increase in fund shares	533,598	946,701	1,172,371	2,305,885

See notes to financial statements.

	SA Real Estate Securities Fund
	Six Months Ended 12/31/2008 (Unaudited)	Year Ended 6/30/2008
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,027,769	$619,207
Net realized gain (loss) on investments, foreign currency transactions and distributions from other Registered Investment Companies	(1,451,807)	438,411
Net increase in unrealized appreciation (depreciation)	(12,777,881)	(6,995,790)
Net decrease in net assets from operations	(13,201,919)	(5,938,172)
Distributions to shareholders from:
Net investment income	(723,362)	(415,213)
Net realized gains	(411,351)	(209,873)
Total distributions	(1,134,713)	(625,086)
Share transactions
Proceeds from sale of shares	10,143,856	28,254,211
Value of distributions reinvested	1,121,063	622,187
Cost of shares redeemed	(4,771,179)	(4,479,727)
Total share transactions	6,493,740	24,396,671
Total increase (decrease) in net assets	(7,842,892)	17,971,774
NET ASSETS
Beginning of Period	36,659,758	18,687,984
End of Period	$28,816,866	$36,659,758
Undistributed/(overdistributed) net investment income, end of period	$568,922	$264,515
CAPITAL SHARE TRANSACTIONS
Shares sold by subscription	2,050,526	3,453,741
Issued for distributions reinvested	272,103	82,518
Shares redeemed	(902,364)	(580,648)
Net increase in fund shares	1,420,265	2,955,611

FINANCIAL HIGHLIGHTS

	SA U.S. Fixed Income Fund
	Six Months Ended December 31, 2008 (Unaudited)	Year Ended June 30, 2008		Period Ended June 30, 2007*
Net Asset Value, Beginning of Period	$10.09	$10.11		$10.00
Income from Investment Operations:
Net investment income	0.12	0.27		0.06
Net realized and unrealized gain on investments	0.15	0.05		0.05
Total from investment operations	0.27	0.32		0.11
Less Distributions:
Dividends from net investment income	(0.12)	(0.34)		—
Distributions from capital gains	—	(0.00	)(4)	—
Total distributions	(0.12)	(0.34)		—
Net asset value, end of period	$10.24	$10.09		$10.11
Total return (1)	2.73%	3.18%		1.10%
Net assets, end of period (000s)	$145,890	$125,966		$37,226
Ratio of net expenses to average net assets (2)	0.65%	0.65%		0.65%
Ratio of gross expenses to average net assets (2)	0.91%	1.06%		2.45%
Ratio of net investment income to average net assets (2)	2.36%	3.05%		4.56%
Portfolio turnover rate	12%	0%		0%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income per share would have been (3)	$0.11	$0.24		$0.04

*  Fund commenced operations on April 2, 2007.

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

(4)  Amount rounds to less than $(0.005) per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Global Fixed Income Fund
	Six Months Ended December 31, 2008 (Unaudited)	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
Net Asset Value, Beginning of Period	$10.34	$10.30	$9.91	$10.33	$10.10	$10.91
Income from Investment Operations:
Net investment income (loss)	(1.31)	0.26	0.23	0.19	0.26	0.24
Net realized and unrealized gain (loss) on investments	1.60	0.02	0.23	(0.23)	0.22	(0.44)
Total from investment operations	0.29	0.28	0.46	(0.04)	0.48	(0.20)
Less Distributions:
Dividends from net investment income	(0.72)	(0.24)	(0.07)	(0.38)	(0.25)	(0.27)
Distributions from capital gains	—	—	—	—	—	(0.34)
Return of Capital	—	—	—	(0.00)*	—	—
Total distributions	(0.72)	(0.24)	(0.07)	(0.38)	(0.25)	(0.61)
Net asset value, end of period	$9.91	$10.34	$10.30	$9.91	$10.33	$10.10
Total return (1)	2.79%	2.77%	4.60%	(0.38)%	4.81%	(1.88)%
Net assets, end of period (000s)	$429,079	$601,370	$610,292	$514,888	$391,394	$279,474
Ratio of net expenses to average net assets (2)	0.85%	0.85%	0.96%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets (2)	1.15%	1.14%	1.23%	1.31%	1.33%	1.34%
Ratio of net investment income to average net assets (2)	2.36%	2.48%	2.05%	2.11%	2.65%	2.33%
Portfolio turnover rate	29%	91%	70%	90%	75%	83%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been (3)	$(1.33)	$0.23	$0.20	$0.17	$0.23	$0.20

*  Amount rounds to less than $(0.005) per share.

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Market Fund
	Six Months Ended December 31, 2008 (Unaudited)	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
Net Asset Value, Beginning of Period	$11.48	$13.56	$11.47	$10.69	$10.12	$8.54
Income from Investment Operations:
Net investment income	0.09	0.11	0.10	0.08	0.09	0.04
Net realized and unrealized gain (loss) on investments	(3.27)	(1.94)	2.08	0.77	0.55	1.59
Total from investment operations	(3.18)	(1.83)	2.18	0.85	0.64	1.63
Less Distributions:
Dividends from net investment income	(0.11)	(0.11)	(0.09)	(0.07)	(0.07)	(0.05)
Distributions from capital gains	(0.03)	(0.14)	—	—	—	—
Total distributions	(0.14)	(0.25)	(0.09)	(0.07)	(0.07)	(0.05)
Net asset value, end of period	$8.16	$11.48	$13.56	$11.47	$10.69	$10.12
Total return (1)	(27.67)%	(13.70)%	19.03%	7.95%	6.35%	19.12%
Net assets, end of period (000s)	$313,253	$508,533	$624,833	$496,305	$382,245	$289,473
Ratio of net expenses to average net assets (2)	1.00%	1.00%	1.06%	1.08%	1.08%	1.08%
Ratio of gross expenses to average net assets (2)	1.18%	1.14%	1.14%	1.18%	1.21%	1.24%
Ratio of net investment income to average net assets (2)	1.39%	0.91%	0.81%	0.73%	0.89%	0.52%
Portfolio turnover rate	4%	2%	2%	0%*	1%	1%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income per share would have been (3)	$0.08	$0.10	$0.09	$0.07	$0.08	$0.03

*  Amount rounds to less than 0.5%.

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Value Fund
	Six Months Ended December 31, 2008 (Unaudited)	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
Net Asset Value, Beginning of Period	$11.25	$14.86	$13.27	$11.99	$10.79	$8.70
Income from Investment Operations:
Net investment income	0.09	0.10	0.07	0.07	0.03	0.03
Net realized and unrealized gain (loss) on investments	(3.97)	(3.33)	2.53	1.64	1.31	2.09
Total from investment operations	(3.88)	(3.23)	2.60	1.71	1.34	2.12
Less Distributions:
Dividends from net investment income	(0.15)	(0.07)	(0.07)	(0.05)	(0.03)	(0.03)
Distributions from capital gains	—	(0.31)	(0.94)	(0.38)	(0.11)	—
Total distributions	(0.15)	(0.38)	(1.01)	(0.43)	(0.14)	(0.03)
Net asset value, end of period	$7.22	$11.25	$14.86	$13.27	$11.99	$10.79
Total return (1)	(34.49)%	(22.05)%	20.33%	14.52%	12.50%	24.46%
Net assets, end of period (000s)	$189,907	$310,421	$373,545	$295,222	$222,113	$164,555
Ratio of net expenses to average net assets (2)	1.05%	1.05%	1.11%	1.13%	1.13%	1.13%
Ratio of gross expenses to average net assets (2)	1.27%	1.22%	1.33%	1.42%	1.45%	1.51%
Ratio of net investment income to average net assets (2)	1.81%	0.82%	0.47%	0.57%	0.30%	0.35%
Portfolio turnover rate	19%	10%	8%	12%	5%	9%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been (3)	$0.08	$0.08	$0.04	$0.03	$(0.00)*	$(0.00)*

*  Amount rounds to less than $0.01 per share.

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA U.S. Small Company Fund
	Six Months Ended December 31, 2008 (Unaudited)	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005	Year Ended June 30, 2004
Net Asset Value, Beginning of Period	$14.37	$20.15	$18.83	$17.54	$16.24	$12.15
Income from Investment Operations:
Net investment income (loss)	0.06	0.03	(0.01)	(0.07)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	(4.09)	(3.86)	2.88	2.46	1.36	4.14
Total from investment operations	(4.03)	(3.83)	2.87	2.39	1.30	4.09
Less Distributions:
Dividends from net investment income	(0.03)	—	—	—	—	—
Distributions from capital gains	(0.76)	(1.95)	(1.55)	(1.10)	—	—
Total distributions	(0.79)	(1.95)	(1.55)	(1.10)	—	—
Net asset value, end of period	$9.55	$14.37	$20.15	$18.83	$17.54	$16.24
Total return (1)	(27.78)%	(20.15)%	15.90%	13.92%	8.00%	33.66%
Net assets, end of period (000s)	$158,909	$260,892	$315,491	$247,218	$188,637	$143,032
Ratio of net expenses to average net assets (2)	1.20%	1.20%	1.26%	1.28%	1.28%	1.28%
Ratio of gross expenses to average net assets (2)	1.56%	1.51%	1.53%	1.60%	1.68%	1.74%
Ratio of net investment income to average net assets (2)	0.86%	0.17%	(0.07)%	(0.43)%	(0.41)%	(0.44)%
Portfolio turnover rate	6%	13%	14%	13%	9%	6%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been (3)	$0.04	$(0.02)	$(0.06)	$(0.13)	$(0.12)	$(0.11)

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Value Fund
	Six Months Ended December 31, 2008 (Unaudited)	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006	Year Ended June 30, 2005		Year Ended June 30, 2004
Net Asset Value, Beginning of Period	$14.43	$19.79	$16.01	$12.89	$11.18		$8.19
Income from Investment Operations:
Net investment income	0.08	0.41	0.38	0.23	0.16		0.08
Net realized and unrealized gain (loss) on investments	(5.76)	(3.50)	5.07	3.48	1.63		3.00
Total from investment operations	(5.68)	(3.09)	5.45	3.71	1.79		3.08
Less Distributions:
Dividends from net investment income	(0.37)	(0.34)	(0.31)	(0.20)	(0.08)		(0.09)
Distributions from capital gains	(0.87)	(1.93)	(1.36)	(0.39)	—		—
Total distributions	(1.24)	(2.27)	(1.67)	(0.59)	(0.08)		(0.09)
Net asset value, end of period	$7.51	$14.43	$19.79	$16.01	$12.89		$11.18
Total return (1)	(39.40)%	(17.01)%	35.49%	29.29%	16.06%		37.76%
Net assets, end of period (000s)	$370,041	$632,869	$781,822	$586,222	$400,437		$285,902
Ratio of net expenses to average net assets (2)	1.34%	1.30%	1.30%	1.35%	1.38%		1.53%
Ratio of gross expenses to average net assets (2)	1.34%	1.30%	1.42%	1.53%	1.56	%(4)	1.71	%(5)
Ratio of net investment income to average net assets (2)	1.36%	2.46%	2.14%	1.69%	1.50%		0.94%
Portfolio turnover rate	13%	20%	18%	23%	11%		12%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income per share would have been (3)	$0.08	$0.41	$0.36	$0.20	$0.14		$0.07

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

(4)  Gross expenses include effect of $34,978 of expenses recaptured by Manager, an increase of less than 0.01% on an annualized basis.

(5)  Gross expenses include effect of $265,139 of expenses recaptured by Manager, an increase of less than 0.12% on an annualized basis.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA International Small Company Fund
	Six Months Ended December 31, 2008 (Unaudited)	Year Ended June 30, 2008	Year Ended June 30, 2007	Year Ended June 30, 2006		Year Ended June 30, 2005		Year Ended June 30, 2004
Net Asset Value, Beginning of Period	$19.79	$24.61	$19.99	$16.38		$14.11		$9.85
Income from Investment Operations:
Net investment income	0.12	0.28	0.26	0.14		0.12		0.16
Net realized and unrealized gain (loss) on investments	(7.93)	(4.04)	5.51	4.13		2.35		4.18
Total from investment operations	(7.81)	(3.76)	5.77	4.27		2.47		4.34
Less Distributions:
Dividends from net investment income	(0.22)	(0.33)	(0.34)	(0.22)		(0.17)		(0.08)
Distributions from capital gains	(1.23)	(0.73)	(0.81)	(0.44)		(0.03)		—
Total distributions	(1.45)	(1.06)	(1.15)	(0.66)		(0.20)		(0.08)
Net asset value, end of period	$10.53	$19.79	$24.61	$19.99		$16.38		$14.11
Total return (1)	(39.26)%	(15.49)%	29.64%	26.36%		17.58%		44.21%
Net assets, end of period (000s)	$136,494	$245,999	$282,516	$205,373		$141,642		$101,889
Ratio of net expenses to average net assets (2)	1.10%	1.10%	1.12%	1.26%		1.28%		1.28%
Ratio of gross expenses to average net assets (2)	1.19%	1.13%	1.13%	1.26	%(5)	1.28	%(4)	1.31	%(8)
Ratio of net investment income to average net assets (2)	1.43%	1.26%	1.17%	0.75%		0.85%		1.35%
Ratio of expenses to average net assets for the DFA International Small Co. Portfolio, ("DFA Portfolio") (unaudited) (6)†		0.55%	0.55%	0.56%		0.65%		0.70%
Ratio of expenses to average net assets for the DFA International Small Co. Portfolio, ("DFA Portfolio") (7)†	0.55%	0.55%	0.56%	0.64%		0.69%		0.71%
Portfolio turnover rate	N/A	N/A	N/A	N/A		N/A		N/A
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income per share would have been (3)	$0.11	$0.27	$0.26	$0.14		$0.12		$0.16

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

(4)  Gross expenses include effect of $58,893 of expenses recapture by Manager, an increase of less than 0.05% on an annualized basis.

(5)  Gross expenses include effect of $90,225 of expenses recapture by Manager, an increase of less than 0.04% on an annualized basis.

(6)  DFA Portfolio expense ratios are as of May 31, 2008, 2007, 2006, and 2005, respectively and are unaudited.

(7)  DFA Portfolio expense ratios are for the fiscal years ended November 30, 2008, 2007, 2006, and 2005 respectively.

(8)  Gross expenses include effect of $3,766 of expenses recaptured by Manager, an increase of less than 0.005% on an annualized basis.

N/A  Refer to the financial statements of the DFA Portfolio included elsewhere in this report.

†  The DFA Portfolio expenses are not included in the stated expense information of the SA International Small Co. Fund. The financial statements of the DFA International Small Company Portfolio are included elsewhere in this report.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Emerging Markets Value Fund
	Six Months Ended December 31, 2008 (Unaudited)	Year Ended June 30, 2008	Period Ended June 30, 2007*
Net Asset Value, Beginning of Period	$10.70	$11.33	$10.00
Income from Investment Operations:
Net investment income	0.05	0.13	0.02
Net realized and unrealized gain (loss) on investments	(4.86)	(0.67)	1.31
Total from investment operations	(4.81)	(0.54)	1.33
Less Distributions:
Dividends from net investment income	(0.12)	(0.09)	—
Distributions from capital gains	(0.27)	—	—
Total distributions	(0.39)	(0.09)	—
Net asset value, end of period	$5.50	$10.70	$11.33
Total return (1)	(45.06)%	(4.79)%	13.30%
Net assets, end of period (000s)	$29,209	$44,269	$20,742
Ratio of net expenses to average net assets (2)	1.45%	1.45%	1.45%
Ratio of gross expenses to average net assets (2)	2.42%	2.44%	5.59%
Ratio of net investment income to average net assets (2)	1.76%	1.47%	1.52%
Portfolio turnover rate	2%	8%	0%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been (3)	$0.02	$0.04	$(0.04)

*  Fund commenced operations on April 2, 2007.

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)

	SA Real Estate Securities Fund
	Six Months Ended December 31, 2008 (Unaudited)	Year Ended June 30, 2008	Period Ended June 30, 2007*
Net Asset Value, Beginning of Period	$7.26	$8.93	$10.00
Income from Investment Operations:
Net investment income	0.15	0.25	0.03
Net realized and unrealized gain (loss) on investments	(2.77)	(1.76)	(1.10)
Total from investment operations	(2.62)	(1.51)	(1.07)
Less Distributions:
Dividends from net investment income	(0.12)	(0.11)	—
Distributions from capital gains	(0.07)	(0.05)	—
Total distributions	(0.19)	(0.16)	—
Net asset value, end of period	$4.45	$7.26	$8.93
Total return (1)	(35.97)%	(16.94)%	(10.70)%
Net assets, end of period (000s)	$28,817	$36,660	$18,688
Ratio of net expenses to average net assets (2)	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets (2)	1.82%	1.99%	4.78%
Ratio of net investment income to average net assets (2)	6.24%	4.17%	1.94%
Portfolio turnover rate	5%	1%	0%
Without giving effect to the expense waivers described in Note 2 to the Financial Statements, net investment income (loss) per share would have been (3)	$0.13	$0.19	$(0.02)

*  Fund commenced operations on April 2, 2007.

(1)  Periods less than one year are not annualized.

(2)  Annualized for periods less than one year.

(3)  Gross expenses before waivers of expenses.

See notes to financial statements.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2008 (Unaudited)

1.  Organization and Significant Accounting Policies

SA Funds — Investment Trust (the "Trust") is a Delaware statutory trust that was organized on June 16, 1998. The Agreement and Declaration of Trust permits the Trust to offer separate portfolios of shares of beneficial interest and different classes of shares. The Trust is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust currently offers shares of beneficial interest all of one class of the following nine separate portfolios (each a "Fund" and together, the "Funds"). Each Fund is a diversified mutual fund as defined in the 1940 Act.

SA U.S. Fixed Income Fund
SA Global Fixed Income Fund
SA U.S. Market Fund
SA U.S. Value Fund
SA U.S. Small Company Fund
SA International Value Fund
SA International Small Company Fund
SA Emerging Markets Value Fund*
SA Real Estate Securities Fund

* Formerly the SA Emerging Markets Fund

All of the Funds commenced investment operations on August 5, 1999, except SA Global Fixed Income Fund, which commenced operations on July 29, 1999, and SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund, and SA Real Estate Securities Fund which commenced operations on April 2, 2007.

Effective October 30, 2000, SA International Small Company began investing substantially all of its assets in the International Small Company Portfolio, a series of DFA Investment Dimensions Group (the "DFA Portfolio"), an open-end management investment company. The DFA Portfolio has the same investment objective as SA International Small Company Fund and invests its assets in The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, and The Canadian Small Company Series, each a series of The DFA Investment Trust Company, an open-end management investment company. As of December 31, 2008, SA International Small Company Fund held approximately 4.46% of the DFA Portfolio. The performance of SA International Small Company Fund is directly affected by the performance of the DFA Portfolio. The financial statements of the DFA Portfolio are included elsewhere in this report and should be read in conjunction with the financial statements of SA International Small Company Fund. Prior to October 30, 2000, SA International Small Company Fund invested directly in each of the Series (and a relatively small amount in another series).

Use of Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation — Equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Equity securities traded in the over-the-counter markets

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2008 (Unaudited) (Continued)

for which market quotations are readily available are valued at the mean between the most recent quoted bid and asked prices. Long-term and short-term debt securities are valued based upon prices provided by independent pricing services or other reliable sources, including broker/dealers. Short-term investments purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Open end investment companies are valued at their net asset value. Securities for which market quotations are not readily available or appear to not accurately reflect the current value of an investment are valued at fair value as determined in good faith by the Pricing Committee pursuant to procedures approved by the Board of Trustees of the Trust. Certain funds hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are valued at fair value as determined in good faith by the Pricing Committee. Such events may be company specific, such as an earnings report, country or region specific, such as a war or natural disaster, or global in nature. Fair value pricing is based on subjective judgments, and it is possible that such pricing may vary significantly from the price actually received on a sale. Any determinations of fair value made by the Pricing Committee are presented to the Board of Trustees for ratification.

Valuation of securities by the DFA International Small Company Portfolio is discussed in the DFA Investment Dimensions Group Inc. Notes to Financial Statements, which are included elsewhere in this report.

Fair Value Measurement — The Funds adopted Statement of Financial Accounting Standard No. 157 ("FAS 157") Fair Value Measurement which provides enhanced guidance for using fair value to measure assets and liabilities. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the investment, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the investment developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the investment developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments.

Level 2 — significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 — significant unobservable inputs to the extent that observable inputs are not available (including the Fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2008 (Unaudited) (Continued)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Funds' investments:

Fund	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
SA U.S. Fixed Income Fund	$106,437,762	$38,667,268	$—	$145,105,030
SA Global Fixed Income Fund	58,339,792	370,340,801	—	428,680,592
SA U.S. Market Fund	311,189,321	1,130,603	—	312,319,924
SA U.S. Value Fund	189,675,116	433,003	—	190,108,118
SA U.S. Small Company Fund	158,778,264	103,808	—	158,882,073
SA International Value Fund	362,208,542	16,016,002	—	378,224,544
SA International Small Company Fund	136,614,408	—	—	136,614,408
SA Emerging Markets Value Fund	28,938,086	254,914	—	29,193,000
SA Real Estate Securities Fund	28,250,428	352,002	—	28,602,430

Repurchase Agreements — The Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System or any foreign bank or any domestic broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price. Dimensional Fund Advisors, LP ("DFA" or the "Sub-Adviser"), will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain liquid assets segregated on the books of the Fund or the Fund's custodian in an amount that is greater than the repurchase price. Default by, or bankruptcy of, the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. government securities.
Securities Lending — The Funds may lend any of their securities held by State Street Bank and Trust Company ("State Street") as custodian to certain qualified brokers, except those securities which LWI Financial Inc. specifically identifies as not being available. Any gain or loss in the market price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, the Fund receives cash or other securities as collateral in an amount equal to or exceeding 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, 102% of the current market value of the loaned securities with respect to U.S. securities and 105% of the current market value of the loaned securities with respect to foreign securities. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the "Agent"), in the State Street Navigator Securities Lending Prime Portfolio which is a money market fund registered under the 1940 Act. A portion of the dividends received on the collateral is rebated to the borrower of the securities and the remainder is split between the Agent and the Fund.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2008 (Unaudited) (Continued)

exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments.

Investing in foreign securities and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in the underlying security transactions, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 12:00 PM Eastern time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency transactions in the Funds' Statements of Assets and Liabilities. When the contract is closed, realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency transactions in the Funds' Statements of Operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At December 31, 2008, SA Global Fixed Income Fund had the following open forward foreign currency exchange contracts:

	Delivery Date	Local Currency Amount	Aggregate Face Amount	Total Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar (sell)	01/08/2009	50,074,577	$33,489,877	$34,900,223	$(1,410,346)
Swiss Franc (sell)	01/08/2009	28,429,145	23,974,250	26,711,209	(2,736,959)
Danish Krone (sell)	01/08/2009	14,627,813	2,610,012	2,731,129	(121,117)
Euro Dollar (sell)	01/08/2009	53,659,570	71,367,228	74,579,355	(3,212,127)
Japanese Yen (buy)	01/08/2009	1,264,887,214	14,088,410	13,954,378	(134,032)
Japanese Yen (sell)	01/08/2009	12,263,587,671	133,546,637	135,293,274	(1,746,637)
Swedish Krona (buy)	01/08/2009	14,982,049	1,935,665	1,894,445	(41,220)
Swedish Krona (sell)	01/08/2009	161,133,708	20,247,761	20,374,982	(127,221)
					$(9,529,659)

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2008 (Unaudited) (Continued)

Investment Transactions, Income and Expenses — Investments in securities are accounted for as of trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes amortization of discounts and premiums based on the effective interest method. Gains and losses are determined on the identified cost basis, which is the same for federal income tax purposes.

Expenses directly attributable to a specific Fund are charged to the respective Fund. Expenses that cannot be attributed to a particular Fund are apportioned among the Funds evenly or based on relative net assets.

Indemnifications — Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. The trustees are also indemnified against certain liabilities pursuant to an Indemnity Agreement between the Trust and each trustee. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposures under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Federal Income Taxes — The Funds' policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no income tax provision is required.

The Funds adopted Financial Accounting Standards Board Interpretation ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 ("FIN 48"). FIN 48 determines a threshold for financial statement recognition, measurement and disclosure of tax position taken (or expected to be taken) on a tax return. Inclusive of the open tax years prior to December 31, 2008, management has reviewed each Fund tax positions and has determined that the implementation of FIN 48 did not have a material impact on any Fund's financial statements.

Distributions to Shareholders — Each Fund, excluding SA Global Fixed Income Fund and SA U.S. Fixed Income Fund, declares and pays dividends from its net investment income annually. SA Global Fixed Income Fund and SA U.S. Fixed Income Fund declare and pay dividends from net investment income quarterly. All of the Funds declare and pay distributions from net realized capital gains, if any, at least annually.

Dividends to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds. To the extent that distributions exceed net investment income and net capital gains for tax purposes, they are reported as distributions of paid-in capital. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax differences such as wash sales, net operating losses, and foreign currency transactions which will reverse in a subsequent period. During any particular year net realized gains from investment transactions, in excess of available capital loss carry forwards, would be taxable to the Funds if not distributed and, therefore, would be distributed to shareholders annually.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2008 (Unaudited) (Continued)

2.  Agreements and Transactions with Affiliates

The Trust has an Investment Advisory and Administrative Services Agreement with LWI Financial Inc. (the "Manager"), under which the Manager manages the investments of, and provides administrative services to, each Fund. The Manager is an indirect, wholly-owned subsidiary of Werba Reinhard, Inc., a U.S. company based in San Jose, California. (See Subsequent Events Note). For the advisory services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.65% of each Fund's average daily net assets except the SA U.S. Fixed Income Fund which pays a fee computed daily and payable monthly at the annual rate of 0.30% of the Fund's average daily net assets.

The Trust and the Manager have jointly entered into a Sub-Advisory Agreement with DFA. For the sub-advisory services provided, DFA is entitled to a fee from each Fund computed daily and payable monthly at an annual rate based on each Fund's average daily net assets. SA International Small Company Fund will not pay a fee to DFA for its sub-advisory services for as long as it invests substantially all of its assets in the DFA Portfolio. However, DFA receives an administration fee from the DFA Portfolio and also receives advisory fees for providing advisory services to the funds in which the DFA Portfolio invests.

Fund	Sub-Advisory Fees
SA U.S. Fixed Income Fund	0.10%
SA Global Fixed Income Fund	0.05%
SA U.S. Market Fund*	0.05%†
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.35%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.15%

* The Sub-Adviser shall not receive any sub-advisory fee for its sub-advisory services to the SA U.S. Market Fund with respect to any assets of the SA U.S. Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Portfolio.

† Effective until January 1, 2010 or, if earlier, until the date the Manager obtains shareholder approval of a fee change, and then 0.08% thereafter.

The Trust has a Shareholder Servicing Agreement with the Manager. For the shareholder services provided the Manager is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.25% of the value of the average daily net assets of each Fund.

For the administrative services provided, the Manager is entitled to a fee from each Fund computed daily and payable monthly at a rate of 0.10% of the average daily net assets of each Fund.

The Manager has contractually agreed to waive its management fees and/or to reimburse expenses to the extent necessary to limit each Fund's total operating expenses to the amounts shown in the table below from. This agreement will remain in effect until July 15, 2012 for each Fund other than SA U.S. Fixed Income Fund, SA Emerging Markets Value Fund and SA Real Estate Securities Fund for which this agreement will remain in effect until February 28, 2017, at which time the agreement may be continued, modified or eliminated and net expenses will be adjusted as necessary.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2008 (Unaudited) (Continued)

Fund	Expense Limit
SA U.S. Fixed Income Fund	0.65%
SA Global Fixed Income Fund	0.85%
SA U.S. Market Fund	1.00%
SA U.S. Value Fund	1.05%
SA U.S. Small Company Fund	1.20%
SA International Value Fund	1.45%
SA International Small Company Fund	1.10%
SA Emerging Markets Value Fund	1.45%
SA Real Estate Securities Fund	1.00%

The Manager may elect to recapture any amounts waived or reimbursed subject to the following conditions: (1) the Manager must request reimbursement within three years from the end of the year in which the waiver/reimbursement is made, (2) the Board of Trustees must approve the reimbursement, (3) reimbursement will be made if, and to the extent that, the relevant fund does not exceed its operating expense limitation after giving effect to the reimbursement, and (4) the Manager may not request or receive reimbursements for the reductions and waivers before payment of the relevant Fund's operating expenses for the current year. As of December 31, 2008 the following amounts are subject to this recapture through June 30, 2009, June 30, 2010, June 30, 2011 and June 30, 2012 respectively.

Fund	Expires June 30, 2009	Expires June 30, 2010	Expires June 30, 2011	Expires June 30, 2012
SA U.S. Fixed Income Fund	$—	$91,518	$338,741	$183,838
SA Global Fixed Income Fund	997,226	1,213,221	1,808,704	831,399
SA U.S. Market Fund	324,094	397,403	812,402	365,835
SA U.S. Value Fund	415,340	457,530	582,446	268,162
SA U.S. Small Company Fund	307,902	439,165	889,872	394,414
SA International Value Fund	—	—	—	—
SA International Small Company Fund	—	32,140	65,623	77,832
SA Emerging Markets Value Fund	—	119,464	371,370	167,506
SA Real Estate Securities Fund	—	107,411	304,399	135,370

Trustees' Fees and Expenses — For their services as trustees, the trustees of the Trust receive an annual retainer fee of $50,000 per year, as well as reimbursement for expenses incurred in connection with each meeting of the Board and its Committees. The Chairman of the Board receives an additional $5,000 per year.

Sub-Administration Fees — State Street serves as sub-administrator for the Trust, pursuant to a Sub-Administration Agreement with the Trust and the Manager of the Trust. State Street receives a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Trust as follows: 0.02% of the first $1.5 billion of net assets, plus 0.0175% of net assets over $1.5 billion, subject to a minimum fee of $68,700 annually per Fund. The fee is then allocated to each Fund based on the relative net assets of each Fund. In addition, State Street receives $5,000 per Fund, per year except for the SA International Small Company Fund, for which State Street receives $2,000 per year, for performing additional services related to the preparation of the quarterly Schedule of Investments on Form N-Q.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2008 (Unaudited) (Continued)

3.  Purchases and Sales of Securities

Excluding short-term investments, each Fund's purchases and sales of securities for the six months ended December 31, 2008 were as follows:

	Purchases
	U.S. Government	Other
SA U.S. Fixed Income Fund	$18,443,385	$22,473,333
SA Global Fixed Income Fund	96,911,996	60,546,992
SA U.S. Market Fund	—	16,114,172
SA U.S. Value Fund	—	47,462,980
SA U.S. Small Company Fund	—	13,368,659
SA International Value Fund	—	61,750,636
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	6,621,524
SA Real Estate Securities Fund	—	7,796,927
	Sales
	U.S. Government	Other
SA U.S. Fixed Income Fund	$13,188,462	$1,003,260
SA Global Fixed Income Fund	99,893,425	212,926,442
SA U.S. Market Fund	30,038	68,771,602
SA U.S. Value Fund	66,780	54,828,383
SA U.S. Small Company Fund	—	39,319,113
SA International Value Fund	—	83,249,796
SA International Small Company Fund	N/A	N/A
SA Emerging Markets Value Fund	—	779,096
SA Real Estate Securities Fund	—	1,495,685

N/A – Refer to the financial statements of the International Small Company Portfolio of DFA Investment Dimensions Group Inc., included elsewhere in this report.

4.  Subsequent Events

Acquisition — On November 12, 2008, Loring Ward International Ltd. ("Loring Ward") entered into an agreement with Werba Reinhard, Inc. ("WRI") pursuant to which Werba Reinhard Holdings Ltd., a wholly-owned subsidiary of WRI, would acquire all of the outstanding shares of Loring Ward (the "Transaction"). The Trust's Manager and distributor, Loring Ward Securities Inc. (the "Distributor"), are wholly owned subsidiaries of Loring Ward. On January 23, 2009, the Transaction closed and the Adviser and Distributor became wholly-owned, indirect subsidiaries of WRI.

WRI is a U.S. company based in San Jose, California. The owners of WRI are Alan Werba, Alex Potts and Eli Reinhard (through his wholly-owned California limited liability company, Arcadia Loring Ward, LLC). Mr. Reinhard is also trustee of ten separate trusts, each of which has an ownership interest in WRI. Mr. Potts is President and Chief Executive Officer of WRI and President and Chief Executive Officer of the Trust.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS — DECEMBER 31, 2008 (Unaudited) (Continued)

5.  New Accounting Pronouncement

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161"). FAS 161 is effective for the fiscal periods and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund's financial statements and disclosures.

SA Funds

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting Policies and Procedures

The Funds' Sub-Adviser is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures that are used by the Sub-Adviser to vote proxies relating to the Funds' portfolio securities is available without charge, upon request, by calling (800) 366-7266. This information is also available on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Sub-Adviser voted these proxies during the most recent 12-month period ended June 30th is listed in the Trust's Form N-PX, which is available without charge, upon request, by calling the same number or visiting the SEC's website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of the portfolio holdings for each Fund for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's most recent Form N-Q is also available without charge, upon request, by calling (800) 366-7266.

Semi-Annual Portfolio Schedule

The Trust files a complete schedule of the portfolio holdings for each Fund for the second quarter of each fiscal year on the Form N-CSR. The Trust's Form N-CSR is available on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's most recent Form N-CSR is also available without charge, upon request, by calling (800) 366-7266.

Trustees and Officers' Information

Information regarding the Trustees and executive officers of the Trust is listed below. The Board of Trustees governs each Fund. The Trustees meet periodically throughout the year to oversee each Fund's activities, review contractual arrangements with companies that provide services to each Fund, and review each Fund's performance. None of the Trustees are "interested persons" (as defined in the 1940 Act) of the Manager (including its affiliates), the Sub-Adviser (including its affiliates) or the Trust (the "Independent Trustees").

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ADDITIONAL INFORMATION (Unaudited) (Continued)

Those individuals listed in the table below whose names are marked with an asterisk (*) are "interested persons" of the Trust (as defined by the 1940 Act) by virtue of, among other considerations, their relationships with the Trust, the Manager, the Sub-Adviser, the Distributor or their affiliates. Each Trustee and executive officer of the Trust oversees all Funds of the Trust.

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Bryan W. Brown c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 63	Trustee Chairman of the Board of Trustees	Since April 1999 Since December 2004	Self-Employed Management Consultant (financial and technological systems) (since 1992). Chief Financial Officer, Bioexpertise, Inc. (physician's web-based continuing education) (since 2003); Member FINRA Board of Arbitrators (1996 - 2007); Chief Financial Officer, PharmaGenius, Inc. (biotechnology and pharmaceutical clinical trial services) (2004 - 2008); MBA, Stanford University.	9	Director/Officer, Friends of the California Air & Space Center (aviation museum) (since 1999).

Harold M. Shefrin c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 60	Trustee	Since April 1999	Professor of Finance, Santa Clara University (since 1978); PhD (Economics), London School of Economics.	9	Trustee, Masters' Select Funds Trust, (5 portfolios) (since February 2005).

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Mark A. Schimbor c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 63	Trustee	Since July 2000	Senior Vice President, Lee Hecht Harrison (consulting company) (since 2002); Instructor in Advanced Corporate Finance, U.C. Berkeley International Diploma Program in Finance, and U.C. Berkeley Extension (since 1999); Director, John Muir Health Foundation (1998 - 2007), Chairman (2005 - 2006), Independent Member, Audit Committee (since 2007); President, Avco Financial Services, Inc. (subsidiary of Textron, Inc.) (1995 - 1998); President, Fireside Thrift Co. (subsidiary of Unitrin, Inc.) (1985 - 1995); JD/MBA, Stanford University.	9	Advisory Board Member, CompWest Insurance Company (since 2006).

Alexander B. Potts* c/o LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 41	President and Chief Executive Officer	Since January 2009	President, Director, Werba Reinhard, Inc. (since August 2008); Exec. Vice President and Chief Operating Officer, LWI Financial Inc. (2006 - 2007); President of the Trust (2000 - 2004); President of Loring Ward Securities, Inc. (1999 - 2005).	N/A	None

Robert Badolato* Loring Ward Group Inc. 61 Broadway Suite 2220 New York, NY 10017 Age: 45	Chief Financial Officer and Treasurer	Since November 2007	Chief Financial Officer and Treasurer of LWI Financial, Inc., (since November 2007); Corporate Controller, Loring Ward International Ltd. (2006 to November 2007); Chief Accounting Officer, TD Waterhouse Group (2004 to 2006); Controller, Honeywell (2002 to 2003).	N/A	None

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Steven K. McGinnis* LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 63	Vice President Chief Legal Officer Chief Compliance Officer Anti-Money Laundering Compliance Officer	Since June 2006 Since June 2005 Since February 2005 Since February 2005	Executive Vice President and Corporate Secretary, Loring Ward International Ltd. (since July 2007); Executive Vice President and General Counsel, Loring Ward Group, Inc. (since July 2007); Vice President, LWI Financial Inc. (2005 to June 2007); Executive Vice President, General Counsel and Chief Compliance Officer, LWI Financial Inc. (since July 2007); Litigation and Compliance Consultant / Expert Witness (2003 to 2004); Chief Regulatory Officer, National Planning Holdings, Inc. (1999 to 2003).	N/A	None

Marcy Gonzales* LWI Financial Inc. 3055 Olin Ave. Suite 2000 San Jose, CA 95128 Age: 37	Secretary	Since June 2006	Vice President and Director of Fund Administration, LWI Financial Inc. (since 2005); Manager, Advisor Services Initiatives, LWI Financial Inc. (2004 to 2005), Senior Regulatory Analyst, LWI Financial Inc. (2001 to 2004).	N/A	None

  1  Each Trustee serves for the lifetime of the Trust or until he dies, resigns, or is removed. The Trust's officers are appointed annually by the board and each officer serves until he or she dies, resigns or is removed.

The Funds' Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-366-7266.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Board Deliberations Regarding Approval of New Investment Advisory and Sub-Advisory Agreements

General Background

LWI Financial Inc. (the "Adviser") is a wholly-owned, indirect subsidiary of Loring Ward International Ltd. ("Loring Ward"). The Adviser serves as the investment adviser and administrator to the SA Funds – Investment Trust (the "Trust") and its series (the "Funds") pursuant to an Amended and Restated Investment Advisory and Administrative Services Agreement (the "Existing Advisory Agreement") between the Trust, on behalf of each Fund, and the Adviser. For the advisory services provided to SA Global Fixed Income Fund, SA U.S. Market Fund, SA U.S. Value Fund, SA U.S. Small Company Fund, SA International Value Fund, SA International Small Company Fund, SA Real Estate Securities Fund, and SA Emerging Markets Value Fund, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.65% of the average daily net assets of each Fund. For the advisory services provided to SA U.S. Fixed Income Fund, the Adviser is entitled to a fee from the Fund computed daily and payable monthly at the annual rate of 0.30% of the average daily net assets of the Fund. For the administrative services provided, the Adviser is entitled to a fee from each Fund computed daily and payable monthly at the annual rate of 0.10% of the average daily net assets of each Fund.

Dimensional Fund Advisors LP (the "Sub-Adviser") serves as sub-adviser for each Fund pursuant to an Amended and Restated Investment Sub-Advisory Agreement (the "Existing Sub-Advisory Agreement" and together with the Existing Advisory Agreement, the "Existing Agreements") among the Trust, on behalf of each Fund, the Adviser, and the Sub-Adviser. Subject to the supervision of the Adviser, the Sub-Adviser is responsible for the management of each Fund, including decisions regarding purchases and sales of portfolio securities by the Funds. The Sub-Adviser is also responsible for arranging the execution of portfolio management decisions, including the selection of brokers to execute trades and the negotiation of brokerage commissions in connection with such trades. For the sub-advisory services it provides to each Fund (other than SA International Small Company Fund), the Sub-Adviser is entitled to a fee computed daily and payable monthly at an annual rate based on each Fund's average daily net assets as set forth below.

Fund	Sub-Advisory Fees
SA U.S. Fixed Income Fund	0.10%
SA Global Fixed Income Fund	0.05%
SA U.S. Market Fund	0.05%*
SA U.S. Value Fund	0.10%
SA U.S. Small Company Fund	0.35%
SA International Value Fund	0.20%
SA Emerging Markets Value Fund	0.50%
SA Real Estate Securities Fund	0.15%

*  Effective until January 1, 2009 or, if earlier, until the date the Adviser obtains shareholder approval of a fee change, and then 0.08% thereafter.

SA International Small Company Fund, instead of buying securities directly, invests substantially all of its assets in another mutual fund, the International Small Company Portfolio of DFA Investment Dimensions Group Inc. (the "DFA Portfolio"), which has the same investment objective as SA International Small Company Fund. The DFA Portfolio, in turn, is a fund-of-funds that invests its assets in certain series of The DFA Investment Trust Company (the "underlying funds"). Because the Sub-Adviser receives administration fees from the DFA Portfolio

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

in which SA International Small Company Fund invests and investment advisory fees from the DFA Portfolio's underlying funds, the Sub-Adviser has agreed that it will not receive a sub-advisory fee for its services to SA International Small Company Fund. The Sub-Adviser has also agreed that it will not receive a sub-advisory fee for its services to SA U.S. Market Fund with respect to any assets of SA U.S. Market Fund invested in the U.S. Micro Cap Portfolio of the DFA Portfolio. The Sub-Adviser has agreed to these fee arrangements in order to prevent any duplication of fees in this multi-tier structure.

Board Considerations

Throughout the year, the Board of Trustees considers a wide variety of materials and information about the Funds, including, for example, the Funds' investment performance, portfolio composition, adherence to stated investment objectives and strategies, assets under management, expenses, shareholder services, regulatory compliance and management. The Board of Trustees periodically meets with the Adviser's senior management and the Sub-Adviser's portfolio managers and reviews and evaluates their professional experience, credentials and qualifications. This information supplements the materials the Board of Trustees received in preparation for the meetings discussed below.

On July 30, 2008, Loring Ward entered into an agreement with Werba Reinhard, Inc. ("WRI"), pursuant to which Werba Reinhard Holdings Ltd. ("Werba Reinhard"), a wholly-owned subsidiary of WRI, would acquire all of the outstanding shares of Loring Ward. Because the closing of the transaction ultimately would result in a change of control of the Adviser, the Existing Agreements would terminate automatically by operation of federal law. Therefore, the Board of Trustees held a meeting to consider approval of a new Investment Advisory and Administrative Services Agreement between the Trust, on behalf of each Fund, and the Adviser (the "New Advisory Agreement") and a new Investment Sub-Advisory Agreement among the Trust, on behalf of each Fund, the Adviser, and the Sub-Adviser (the "New Sub-Advisory Agreement" and together with the New Advisory Agreement, the "New Agreements"). Except for non-material changes intended to clarify certain language in the Existing Agreements, and the extension of SA U.S. Market Fund's existing 0.05% sub-advisory fee rate until January 1, 2010, the terms of the New Agreements are substantially identical to the terms of the Existing Agreements and provide for the same fee rate structure.

At an in-person meeting held on September 15, 2008, the Board of Trustees, consisting entirely of Independent Trustees, unanimously approved the New Agreements with respect to each Fund and unanimously recommended that each Fund's shareholders approve the New Agreements.

In reaching its decision to approve, and recommend that each Fund's shareholders approve, the New Agreements, the Board of Trustees considered a wide range of information of the type it regularly considered when determining whether to approve the continuation of the Existing Agreements in effect from year to year, as well as information respecting the transaction. Prior to the September 15, 2008 meeting, the Board of Trustees had requested, through independent legal counsel, detailed information from the Adviser and the Sub-Adviser regarding the Funds and from WRI regarding the transaction. The Independent Trustees discussed certain of this information with their independent legal counsel on August 29, 2008, and requested additional information from the Adviser, the Sub-Adviser and WRI, which additional information the Board considered at a telephonic meeting held on September 8, 2008.

At the September 15, 2008 meeting, the Board of Trustees further discussed matters pertaining to the New Agreements with representatives from the Adviser, the Sub-Adviser and WRI, and with independent legal counsel.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Below is a summary of the factors considered by the Board of Trustees and the conclusions thereto that formed the basis for the Board of Trustees approving the New Agreements:

1. The nature, extent and quality of the services provided and to be provided by the Adviser and the Sub-Adviser. The Independent Trustees considered the experience and qualifications of the personnel at the Adviser and the Sub-Adviser who are responsible for providing services to the Funds. The Independent Trustees considered the fact that, based on information and representations provided by WRI, the transaction was not expected to affect the manner in which the Funds are advised and the current portfolio managers would continue to be involved in the management of the Funds. The Independent Trustees took into account assurances from WRI that there would be no material changes resulting from the transaction that would adversely impact the Adviser's and/or the Sub-Adviser's ability to provide the same quality of services as were provided in the past. The Independent Trustees separately consulted with the Sub-Adviser and received assurances that the Sub-Adviser did not believe that the transaction would adversely impact the Sub-Adviser's working relationship with the Adviser. The Independent Trustees also considered that the terms of the New Agreements would be substantially identical to the terms of the Existing Agreements. In doing so, the Independent Trustees re-examined the factors they had taken into account in approving the Existing Agreements at an in-person meeting held on June 23, 2008. In addition to the factors referenced below, these factors included, among others, the services to be rendered and the amounts to be paid under the agreements and how these terms compared with the terms of agreements between certain other mutual funds and their respective investment advisers, and the extent to which economies of scale could be realized under the agreements and how the fee levels provided for by the agreements reflected these economies of scale for the benefit of shareholders. The Annual Report of the Funds, dated June 30, 2008, contains a more comprehensive description of the factors the Independent Trustees considered in connection with their approval of the Existing Agreements. The Annual Report is available at www.sa-funds.net.

2. The investment performance of the Adviser and the Sub-Adviser. The Independent Trustees considered the Adviser's and the Sub-Adviser's overall investment performance records, including the performance of the Funds since the Adviser and the Sub-Adviser first became adviser and sub-adviser, respectively, to the Funds.

3. The Funds' advisory and sub-advisory fees and other fees and expenses. The Independent Trustees considered the gross advisory/sub-advisory fee rates charged by the Adviser and the Sub-Adviser, as well as the effective advisory/sub-advisory fees rates after taking into consideration the Funds' expense limitation arrangements with the Adviser and the Sub-Adviser, as well as assurances from WRI that the current expense limitation arrangements would be maintained after the completion of the transaction, and that WRI had no plans to change the fees charged to the Funds or the services received by the Funds. The Independent Trustees considered that the compensation payable to the Adviser and the Sub-Adviser under the New Agreements would be at the same rates as the compensation payable to the Adviser and the Sub-Adviser under the Existing Agreements. The Independent Trustees also considered the costs of the services to be provided under the New Agreements, the profits that would be realized by the Adviser, the Sub-Adviser, and their respective affiliates from their relationships with the Funds, and the fact that the Adviser and WRI have provided assurances that the Funds would not bear any expenses related to the transaction, including expenses related to the solicitation of shareholder approval of the New Agreements.

4. The business plan and financial support of WRI for the Adviser. The Independent Trustees considered WRI's plans for the future operation of the Adviser and the financial support that WRI could provide to allow the Adviser

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

to maintain and perhaps improve its services to its clients, including the Funds. In this regard, in addition to the factors discussed above, the Board considered, among other things:

•  WRI's stated intent, and representations regarding WRI's specific plans, to seek to increase the asset size of the Funds and the potential for achieving additional economies in Fund expenses that could result from any such increase in Fund assets;

•  WRI's commitment to extend the Fund expense limitations currently set to expire on July 15, 2009 until at least July 15, 2012;

•  certain terms and conditions of the transaction;

•  WRI's efforts and plans to retain certain key officers and investment and other personnel of the Adviser subsequent to the completion of the transaction, as well as WRI's ability and plans to attract new talent to the Adviser in the future, including individuals with previous experience working for the Adviser and/or the Funds;

•  the experience and familiarity certain WRI principals have with the Adviser and its operations;

•  WRI's plans and assurances for the continuing financial stability of the Adviser;

•  assurances that the transaction would not result in any significant disruption in the operation of the Funds and that key service providers, including the Sub-Adviser, would continue to provide services to the Funds in a similar manner before and after the transaction; and

•  representations and assurances regarding WRI's plans to remain long-term investors in the Adviser.

Approval

No single factor was determinative of the Board of Trustees' decision to approve the New Agreements, but rather the Independent Trustees based their determination on the total mix of information available to them at the meeting and throughout the year. After considering the factors described above, together with other factors and information considered relevant, and recognizing that there can be no assurance that any economies of scale or other benefits will be realized as a result of the transaction, the Independent Trustees unanimously approved the New Agreements with respect to each Fund and unanimously recommended that each Fund's shareholders approve the New Agreements.

Each Fund's shareholders approved the New Agreements on October 30, 2008. On January 23, 2009, the transaction closed and the New Agreements went into effect.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Shareholder Meeting Results

A Special Meeting of Shareholders ("Meeting") of the Funds was held on October 27, 2008 and reconvened on October 30, 2008.

The Meeting was held to consider and act on the following proposals (each a "Proposal"): (1) a new Investment Advisory and Administrative Services Agreement between the Trust, on behalf of each Fund, and LWI Financial Inc. (the "Adviser") and (2) a new Investment Sub-Advisory Agreement among the Trust, on behalf of each Fund, the Adviser, and Dimensional Fund Advisors LP.

The number of shares outstanding on the record date (September 15, 2008), the number of shares represented at the Meeting, and the details of the voting with respect to each Proposal are given below. With respect to each Fund, both Proposals received the required number of affirmative votes for approval.

Proposal 1:

Fund	Shares Outstanding	Shares Represented	Affirmative Votes	Objecting Votes	Abstaining Votes	Uninstructed
SA U.S. Fixed Income Fund	13,636,530.684	7,505,357.883	6,647,200.278	130,626.390	237,225.215	490,306.000
SA Global Fixed Income Fund	55,468,738.616	31,360,056.851	27,796,563.412	328,837.382	715,437.057	2,519,219.000
SA U.S. Market Fund	43,206,212.475	23,974,295.506	20,565,926.268	384,604.502	441,228.736	2,582,536.000
SA U.S. Value Fund	27,247,584.137	15,148,074.039	13,069,973.228	274,969.087	284,548.724	1,518,583.000
SA U.S. Small Company Fund	17,759,315.288	9,732,402.730	8,389,334.117	164,681.295	186,822.318	991,565.000
SA International Value Fund	43,672,612.396	24,241,055.284	21,146,753.268	372,853.283	466,894.733	2,254,554.000
SA International Small Company Fund	12,352,479.460	6,780,671.275	5,926,421.997	101,691.243	133,867.035	618,691.000
SA Emerging Markets Value Fund	4,371,645.134	2,304,223.102	2,009,662.847	28,663.330	67,595.925	198,301.000
SA Real Estate Securities Fund	5,339,884.584	2,854,683.328	2,493,676.719	41,823.517	91,674.092	227,509.000

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Proposal 2:

Fund	Shares Outstanding	Shares Represented	Affirmative Votes	Objecting Votes	Abstaining Votes	Uninstructed
SA U.S. Fixed Income Fund	13,636,530.684	7,505,357.883	6,661,151.096	117,618.572	236,282.215	490,306.000
SA Global Fixed Income Fund	55,468,738.616	31,360,056.851	27,751,393.241	344,314.153	745,130.457	2,519,219.000
SA U.S. Market Fund	43,206,212.475	23,974,295.506	20,538,663.403	397,588.359	455,507.744	2,582,536.000
SA U.S. Value Fund	27,247,584.137	15,148,074.039	13,023,106.120	291,530.054	314,854.865	1,518,583.000
SA U.S. Small Company Fund	17,759,315.288	9,732,402.730	8,382,643.104	159,414.888	198,779.738	991,565.000
SA International Value Fund	43,672,612.396	24,241,055.284	21,095,786.701	398,693.576	492,021.007	2,254,554.000
SA International Small Company Fund	12,352,479.460	6,780,671.275	5,913,378.813	107,543.197	141,058.265	618,691.000
SA Emerging Markets Value Fund	4,371,645.134	2,304,223.102	2,009,650.269	29,557.908	66,713.925	198,301.000
SA Real Estate Securities Fund	5,339,884.584	2,854,683.328	2,498,657.574	38,378.662	90,138.092	227,509.000

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

Understanding Your Fund's Expenses
Shareholder Expense Example

As a mutual fund shareholder you incur ongoing costs including management fees, shareholder services fees, fees for administration services and other Fund expenses. These costs are described in more detail in the Funds' prospectus. The examples below are intended to help you understand your ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds. The following examples are based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2008 and held for the entire period.

Actual Expenses

The first line in each table below shows the actual account values and actual Fund expenses, based on the fund's actual performance during the period. To estimate the expenses you paid over the period, simply divide your account by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Fund.

Hypothetical Example for Comparison Purposes

The second line in each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

SA U.S. Fixed Income Fund

	Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expenses Paid During Period* 7/1/08-12/31/08
Actual	$1,000.00	$1,027.00	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,022.00	$3.31

*  Expenses are equal to the Fund's annualized expense ratio of 0.65% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

The Fund's return during the period was 2.73% after expenses.

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ADDITIONAL INFORMATION (Unaudited) (Continued)

SA Global Fixed Income Fund

	Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expenses Paid During Period* 7/1/08-12/31/08
Actual	$1,000.00	$1,028.00	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.32

*  Expenses are equal to the Fund's annualized expense ratio of 0.85% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

The Fund's return during the period was 2.79% after expenses.

SA U.S. Market Fund

	Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expenses Paid During Period* 7/1/08-12/31/08
Actual	$1,000.00	$723.00	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.08

*  Expenses are equal to the Fund's annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

The Fund's return during the period was (27.67)% after expenses.

SA U.S. Value Fund

	Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expenses Paid During Period* 7/1/08-12/31/08
Actual	$1,000.00	$655.00	$4.37
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.35

*  Expenses are equal to the Fund's annualized expense ratio of 1.05% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

The Fund's return during the period was (34.49)% after expenses.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA U.S. Small Company Fund

	Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expenses Paid During Period* 7/1/08-12/31/08
Actual	$1,000.00	$722.00	$5.21
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.11

*  Expenses are equal to the Fund's annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

The Fund's return during the period was (27.78)% after expenses.

SA International Value Fund

	Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expenses Paid During Period* 7/1/08-12/31/08
Actual	$1,000.00	$606.00	$5.42
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.82

*  Expenses are equal to the Fund's annualized expense ratio of 1.34% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

The Fund's return during the period was (39.40%) after expenses.

SA International Small Company Fund

	Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expenses Paid During Period* 7/1/08-12/31/08
Actual	$1,000.00	$607.00	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.60

*  Expenses are equal to the Fund's annualized expense ratio of 1.10% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

The Fund's return during the period was (39.26)% after expenses.

With respect to SA International Small Company Fund, the amounts set forth in the table reflect only those expenses incurred directly by the Fund. The expenses incurred by the DFA International Small Company Portfolio and the underlying funds in which it invests are reflected in the valuation of the Fund's investment in the DFA International Small Company Portfolio. Because these expenses are passed indirectly, rather than directly, to the Fund, they are not reflected in the table. For the six months ended December 31, 2008, the annualized expense ratio of the DFA International Small Company Portfolio was 0.55%.

SA Funds

ADDITIONAL INFORMATION (Unaudited) (Continued)

SA Emerging Markets Value Fund

	Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expenses Paid During Period* 7/1/08-12/31/08
Actual	$1,000.00	$549.00	$5.66
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.37

*  Expenses are equal to the Fund's annualized expense ratio of 1.45% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

The Fund's return during the period was (45.06)% after expenses.

SA Real Estate Securities Fund

	Beginning Account Value 7/1/08	Ending Account Value 12/31/08	Expenses Paid During Period* 7/1/08-12/31/08
Actual	$1,000.00	$640.00	$4.13
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$5.09

*  Expenses are equal to the Fund's annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Such expenses are limited by agreement between the Fund and the Adviser and may be recovered by the Adviser under certain circumstances. See "Fees and Expenses" in the Fund's Prospectus for an explanation of such agreement.

The Fund's return during the period was (35.97)% after expenses.

Selected Financial Statements of DFA Investment Dimensions Group Inc.

International Small Company Portfolio

THE DFA INVESTMENT TRUST COMPANY

DFA INVESTMENT DIMENSIONS GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

P.L.C.  Public Liability Company

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan, and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of October 31, 2008 and/or December 31, 2008.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

N/A  Does not apply to this fund.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

REITs  Real Estate Investment Trusts

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended October 31, 2008

EXPENSE TABLE

	Beginning Account 05/01/08	Ending Account 10/31/08	Annualized Ratio*	Expenses Paid Period*
Actual Fund Return
Institutional Class Shares	$1,000.00	$564.60	0.55%	$2.16
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.37	0.55%	$2.80

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

Affiliated Investment Companies	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS
December 31, 2008
(Unaudited)

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		$1,033,245,650
Investment in The Continental Small Company Series of The DFA Investment Trust Company		1,000,421,320
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		463,082,768
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		357,998,544
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		209,019,882
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,275,881,833)		3,063,768,164
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/02/09 (Collateralized by $16,525,000 FNMA 3.50%, 03/25/33, valued at $2,615,746) to be repurchased at $2,577,027 (Cost $2,577,000)	$2,577	2,577,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,278,458,833)^		$3,066,345,164

  ^  The cost for federal income tax purposes is $4,279,952,367.

Summary of inputs used to value the Fund's net assets as of December 31, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$3,063,768
Level 2 — Other Significant Observable Inputs	2,577
Level 3 — Significant Unobservable Inputs	—
TOTAL	$3,066,345

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS
October 31, 2008

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$1,013,296,693
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		926,342,271
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		527,886,882
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		376,154,223
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		232,873,073
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,383,237,585)		3,076,553,142
	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $15,175,000 FNMA 6.50%, 11/01/36, valued at $10,185,423) to be repurchased at $10,033,786 (Cost $10,033,000)	$10,033	10,033,000
TOTAL INVESTMENTS — (100.0%) (Cost $4,393,270,585)		$3,086,586,142

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2008
(Unaudited)
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$3,063,768
Temporary Cash Investments at Value & Cost	2,577
Cash	16
Receivables:
Fund Shares Sold	6,110
Prepaid Expenses and Other Assets	78
Total Assets	3,072,549
LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	590
Fund Shares Redeemed	9,354
Due to Advisor	970
Accrued Expenses and Other Liabilities	242
Total Liabilities	11,156
NET ASSETS	$3,061,393
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $3,061,393 and shares outstanding of 298,775,946	$10.25
NUMBER OF SHARES AUTHORIZED	500,000,000
Investments in Affiliated Investment Companies at Cost	$4,275,882
NET ASSETS CONSIST OF:
Paid-In Capital	$4,435,222
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	(10,728)
Accumulated Net Realized Gain (Loss)	(150,795)
Net Unrealized Foreign Exchange Gain (Loss)	6
Net Unrealized Appreciation (Depreciation)	(1,212,312)
NET ASSETS	$3,061,393

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2008
(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in Affiliated Investment Companies at Value	$3,076,553
Temporary Cash Investments at Value & Cost	10,033
Cash	15
Receivables:
Fund Shares Sold	6,271
Prepaid Expenses and Other Assets	76
Total Assets	3,092,948
LIABILITIES:
Payables:
Fund Shares Redeemed	7,234
Due to Advisor	1,099
Accrued Expenses and Other Liabilities	242
Total Liabilities	8,575
NET ASSETS	$3,084,373
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $3,084,373 and shares outstanding of 306,355,912	$10.07
NUMBER OF SHARES AUTHORIZED	500,000,000
Investments in Affiliated Investment Companies at Cost	$4,383,238
NET ASSETS CONSIST OF:
Paid-In Capital	$4,508,252
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	8,898
Accumulated Net Realized Gain (Loss)	(126,628)
Net Unrealized Foreign Exchange Gain (Loss)	536
Net Unrealized Appreciation (Depreciation)	(1,306,685)
NET ASSETS	$3,084,373

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

STATEMENTS OF OPERATIONS

(Amounts in thousands)

	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income**
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $10,118, and $6,923, respectively)	$134,751	$116,289
Interest	724	886
Income from Securities Lending	21,115	20,303
Expenses Allocated from Affiliated Investment Companies	(6,281)	(7,403)
Total Net Investment Income Received from Affiliated Investment Companies	150,309	130,075
Fund Investment Income
Interest	295	391
Total Fund Investment Income	295	391
Fund Expenses
Administrative Services Fees	18,152	21,375
Accounting & Transfer Agent Fees	78	85
Filing Fees	137	96
Shareholders' Reports	192	113
Directors'/Trustees' Fees & Expenses	—	49
Professional Fees	50	72
Other	35	19
Total Expenses	18,644	21,809
Net Investment Income (Loss)	131,960	108,657
Realized and Unrealized Gain (Loss)**
Net Realized Gain (Loss) on:
Investment Securities Sold	(120,455)	331,045
Futures	(569)	—
Foreign Currency Transactions	(3,640)	1,035
Change in Unrealized Appreciation (Depreciation) of: Investment Securities and Foreign Currency	(2,759,513)	162,772
Futures	(1)	—
Translation of Foreign Currency Denominated Amounts	188	160
Net Realized and Unrealized Gain (Loss)	(2,883,990)	495,012
Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,752,030)	$603,669

**  Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

  DFA INVESTMENT DIMENSIONS GROUP INC.

  INTERNATIONAL SMALL COMPANY PORTFOLIO

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$131,960	$108,657	$76,419
Net Realized Gain (Loss) on:
Investment Securities Sold	(120,455)	331,045	164,696
Futures	(569)	—	—
Foreign Currency Transactions	(3,640)	1,035	(124)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,759,513)	162,772	653,248
Futures	(1)	—	—
Translation of Foreign Currency Denominated Amounts	188	160	329
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,752,030)	603,669	894,568
Distributions From:
Net Investment Income:
Institutional Class Shares	(132,809)	(114,210)	(72,041)
Net Short-Term Gains:
Institutional Class Shares	(36,135)	(28,033)	(13,690)
Net Long-Term Gains:
Institutional Class Shares	(278,291)	(129,328)	(118,813)
Total Distributions	(447,235)	(271,571)	(204,544)
Capital Share Transactions (1):
Shares Issued	1,327,412	1,085,538	1,415,453
Shares Issued in Lieu of Cash Distributions	430,141	258,985	194,947
Shares Redeemed	(1,071,124)	(625,483)	(479,584)
Net Increase (Decrease) from Capital Share Transactions	686,429	719,040	1,130,816
Total Increase (Decrease) in Net Assets	(2,512,836)	1,051,138	1,820,840
Net Assets
Beginning of Period	5,597,209	4,546,071	2,725,231
End of Period	$3,084,373	$5,597,209	$4,546,071

(1) Shares Issued and Redeemed:
Shares Issued	83,183	52,082	80,962
Shares Issued in Lieu of Cash Distributions	24,110	13,230	11,924
Shares Redeemed	(70,097)	(30,074)	(27,283)
	37,196	35,238	65,603

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$8,898	$6,151	$11,888

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

INTERNATIONAL SMALL COMPANY PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$20.80	$19.43	$16.19	$14.12	$11.00	$7.41
Income From Investment Operations
Net Investment Income (Loss)	0.44	(A)	0.43	(A)	0.36	(A)	0.31	(A)	0.22	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	(9.55)	2.07	4.02	2.38	3.24	3.57
Total From Investment Operations	(9.11)	2.50	4.38	2.69	3.46	3.73
Less Distributions
Net Investment Income	(0.45)	(0.46)	(0.36)	(0.29)	(0.34)	(0.14)
Net Realized Gains	(1.17)	(0.67)	(0.78)	(0.33)	—	—
Total Distributions	(1.62)	(1.13)	(1.14)	(0.62)	(0.34)	(0.14)
Net Asset Value, End of Period	$10.07	$20.80	$19.43	$16.19	$14.12	$11.00
Total Return	(47.13	)%(C)	13.29%	28.51%	19.74%	32.10%	51.28%
Net Assets, End of Period (thousands)	$3,084,373	$5,597,209	$4,546,071	$2,725,231	$1,658,184	$909,887
Ratio of Expenses to Average Net Assets (D)	0.55	%(B)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.55	%(B)	0.55%	0.56%	0.64%	0.69%	0.71%
Ratio of Net Investment Income to Average Net Assets	2.90	%(B)	2.03%	2.04%	2.05%	1.82%	1.97%

See Page 57 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2008

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The International Small Company Portfolio (the "Portfolio") is one of the Fund's fifty-six operational portfolios and is included in this report.

The Portfolio is a Fund of Funds that invests in five Series of The DFA Investment Trust Company (the "Master Funds"):

Portfolio	Master Funds	Percentage Ownership at 10/31/08
International Small Company Portfolio	The Japanese Small Company Series	87%

	The Asia Pacific Small Company Series	85%

	The United Kingdom Small Company Series	95%

	The Continental Small Company Series	91%

	The Canadian Small Company Series	100%

The Portfolio also invests in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

The Class R1 Shares and Class R2 Shares of the Portfolio of the Fund contained in this report, had not commenced operations as of October 31, 2008. Class R1 and Class R2 Shares of each Portfolio have 25,000,000 authorized shares.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The Portfolio's investments reflect its proportionate interest in the net assets of the corresponding Master Funds.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007 and/or inception date if funds commenced operations prior to adoption date. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolios' net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
International Small Company Portfolio	$3,076,553	$10,033	—	$3,086,586

2.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors'/Trustees' Fees & Expenses for the year ended November 30, 2007.

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors, generally based on average net assets.

The Portfolio recognizes its pro-rata share of net investment income and realized and unrealized gains/losses, on a daily basis, from its respective Master Funds, which are treated as partnerships for federal income tax purposes.

The Portfolio may be subject to taxes imposed by countries in which the Master Funds invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolio receives an allocation of such taxes when the related income or capital gains are earned by the Master Funds or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad. Any taxes accrued by the Master Funds are allocated to the Portfolio based on its pro-rata share.

C.  Investment Advisor and Administrator:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

For the period December 1, 2007 to October 31, 2008, the Portfolio's administrative services fee was accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to a Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.45% of its average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses the Portfolio bears as a shareholder of the master funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed 0.45% of average net assets on an annualized basis. The International Small Company Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect through April 1, 2009, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the period December 1, 2007 to October 31, 2008, there were no fees waived subject to future recovery by the Advisor.

The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio's other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of the Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of the Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period December 1, 2007 to October 31, 2008, the total related amounts paid by the Fund to the CCO were $159 (in thousands). The total related amounts paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At October 31, 2008, the total liability for deferred compensation to Directors/Trustees was $72 (in thousands) and is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities.

E.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$3,596	$(3,596)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$90,178	$123,568	$213,746
2007	147,606	139,397	287,003
2008	167,345	279,890	447,235

At October 31, 2008, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
$13,366	$(125,946)	$(112,580)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Portfolio had capital loss carryforwards available in the amount of $125,946 to offset future realized capital gains expiring in 2016.

Some of the investments held by the Master Funds are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains allocated to the Portfolio are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2008, the Portfolio had received allocations of unrealized appreciation (depreciation) (mark to market) and realized gains from its Master Funds on the sale of passive foreign investment companies, which are included in distributable net investment income for federal income tax purposes. Accordingly, such gains have been reclassified from accumulated net realized gains to accumulated net investment income (amounts in thousands):

Mark to Market	Realized Gains
$4,396	$4,189

At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$4,398,350	$173,738	$(1,484,960)	$(1,311,222)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008, depending on the Portfolio's inception date), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

F.  Financial Instruments:

In accordance with the Portfolio's investment objectives and policies, the Portfolio may invest, either directly or indirectly through its investment in its corresponding Master Funds, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Portfolio may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 31, 2008.

2.  Foreign Markets Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

G.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the period ended October 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires on January 15, 2009.

For the period ended October 31, 2008, borrowings by the Portfolio under this line of credit were as follows (amounts in thousands, except percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
2.43%	$5,070	20	$7	$22,542

There were no outstanding borrowings by the Portfolio under this line of credit at October 31, 2008.

H.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolios' financial statements has not been determined.

J.  Other:

At October 31, 2008, there were two shareholders that held approximately 51% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of International Small Company Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Small Company Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

Selected Financial Statements of The DFA Investment Trust Company

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2008

EXPENSE TABLES

The Japanese Small Company Series	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$786.90	0.13%	$0.58
Hypothetical 5% Annual Return	$1,000.00	$1,024.48	0.13%	$0.66
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$455.10	0.15%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.38	0.15%	$0.76
The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$542.10	0.12%	$0.47
Hypothetical 5% Annual Return	$1,000.00	$1,024.53	0.12%	$0.61

The Continental Small Company Series	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$520.70	0.14%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.43	0.14%	$0.71
The Canadian Small Company Series
Actual Fund Return	$1,000.00	$455.40	0.17%	$0.62
Hypothetical 5% Annual Return	$1,000.00	$1,024.28	0.17%	$0.87

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

	Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	REITs	Telecommunication Services	Utilities	Other	Total
The Japanese Small Company Series	20.8%	11.5%	1.4%	10.7%	4.7%	27.6%	10.8%	11.3%	—	—	1.0%	0.2%	100.0%
The Asia Pacific Small Company Series	20.7%	6.4%	9.4%	12.3%	8.7%	21.5%	4.5%	10.4%	0.2%	1.6%	4.3%	—	100.0%
The United Kingdom Small Company Series	17.0%	4.4%	6.7%	16.8%	3.5%	34.0%	12.1%	3.7%	0.4%	0.7%	0.7%	—	100.0%
The Continental Small Company Series	14.3%	8.3%	3.4%	18.7%	8.8%	25.2%	8.1%	8.8%	—	0.9%	3.5%	—	100.0%
The Canadian Small Company Series	13.7%	3.3%	22.5%	8.4%	7.0%	7.8%	8.8%	27.5%	—	—	1.0%	—	100.0%

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (75.2%)
Consumer Discretionary — (15.3%)
# Chofu Seisakusho Co., Ltd.	119,100	$2,939,230	0.3%
DOUTOR NICHIRES Holdings Co., Ltd.	175,286	3,837,912	0.3%
# Matsuya Co., Ltd.	162,500	3,636,617	0.3%
# Nissan Shatai Co., Ltd.	510,300	3,106,766	0.3%
# Shochiku Co., Ltd.	427,400	2,995,381	0.3%
Sumitomo Forestry Co., Ltd.	371,266	3,008,022	0.3%
# Watami Food Service Co., Ltd.	134,000	3,456,964	0.3%
Other Securities		212,038,276	18.2%
Total Consumer Discretionary		235,019,168	20.3%
Consumer Staples — (8.8%)
Fuji Oil Co., Ltd.	296,500	4,200,317	0.4%
# Heiwado Co., Ltd.	198,600	3,209,064	0.3%
# Hokuto Corp.	110,300	3,131,086	0.3%
# Life Corp.	183,900	3,710,298	0.3%
# Morinaga Milk Industry Co., Ltd.	852,000	3,314,662	0.3%
Nippon Flour Mills Co., Ltd.	604,000	3,323,546	0.3%
# Ryoshoku, Ltd.	145,000	3,641,847	0.3%
# Snow Brand Milk Products Co., Ltd.	900,000	3,426,209	0.3%
# The Nisshin Oillio Group, Ltd.	585,000	3,406,048	0.3%
Unicharm Petcare Corp.	88,900	3,306,381	0.3%
Other Securities		99,982,668	8.5%
Total Consumer Staples		134,652,126	11.6%
Energy — (1.1%)
Total Energy		16,738,023	1.5%
Financials — (7.8%)
Kiyo Holdings, Inc.	2,135,900	3,268,775	0.3%
# Shikoku Bank, Ltd.	742,000	4,017,277	0.3%
# The Bank of Ikeda, Ltd.	70,300	3,431,291	0.3%
# The Bank of Iwate, Ltd.	63,300	3,933,021	0.3%
The Bank of Okinawa, Ltd.	74,500	3,038,149	0.3%
# The Fukui Bank, Ltd.	841,000	3,134,795	0.3%
The Oita Bank, Ltd.	491,900	3,348,239	0.3%
Toho Bank, Ltd.	759,200	3,345,902	0.3%
# Yamagata Bank, Ltd.	584,500	3,992,502	0.3%
Other Securities		88,354,980	7.7%
Total Financials		119,864,931	10.4%
Health Care — (3.2%)
# Hogy Medical Co., Ltd.	54,500	3,732,670	0.3%
Kaken Pharmaceutical Co., Ltd.	387,000	4,261,171	0.4%
Nihon Kohden Corp.	151,200	3,585,483	0.3%
# Nipro Corp.	201,100	3,538,167	0.3%
Other Securities		33,808,521	2.9%
Total Health Care		48,926,012	4.2%
Industrials — (21.0%)
Aeon Delight Co., Ltd.	120,000	3,480,195	0.3%
Chudenko Corp.	192,700	3,280,511	0.3%
# Fukuyama Transporting Co., Ltd.	807,400	4,011,414	0.4%
Kyowa Exeo Corp.	345,000	3,709,591	0.3%
Maeda Road Construction Co., Ltd.	319,000	3,194,627	0.3%
# Miura Co., Ltd.	141,400	3,509,946	0.3%
Moshi Moshi Hotline, Inc.	119,450	3,215,935	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
# Nippo Corp.	367,000	$3,114,176	0.3%
# Okumura Corp.	750,400	3,796,631	0.3%
# Takara Standard Co., Ltd.	515,000	3,316,080	0.3%
Other Securities		287,098,751	24.7%
Total Industrials		321,727,857	27.8%
Information Technology — (8.4%)
# Hosiden Corp.	243,000	3,840,482	0.3%
*# IT Holdings Corp.	292,801	4,589,302	0.4%
# Net One Systems Co., Ltd.	1,889	3,797,925	0.3%
Other Securities		117,569,189	10.2%
Total Information Technology		129,796,898	11.2%
Materials — (8.8%)
# Daio Paper Corp.	282,500	3,499,313	0.3%
# FP Corp.	75,300	3,757,791	0.3%
# Hokuetsu Paper Mills, Ltd.	625,500	3,843,573	0.3%
Kureha Corp.	627,500	3,139,420	0.3%
# Nippon Paint Co., Ltd.	759,200	3,051,862	0.3%
Other Securities		118,414,769	10.2%
Total Materials		135,706,728	11.7%
Utilities — (0.8%)
Okinawa Electric Power Co., Ltd.	59,571	4,424,306	0.4%
# Saibu Gas Co., Ltd.	1,296,000	3,627,554	0.3%
Other Securities		3,910,335	0.3%
Total Utilities		11,962,195	1.0%
TOTAL COMMON STOCKS		1,154,393,938	99.7%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/05/09 (Collateralized by $35,950,000 FNMA 3.50%, 03/25/33, valued at $5,629,703) to be repurchased at $5,628,178	$5,628	5,628,000	0.5%
	Shares
SECURITIES LENDING COLLATERAL — (24.4%)
§@DFA Short Term Investment Fund LP	374,298,410	374,298,410	32.3%
TOTAL INVESTMENTS — (100.0%) (Cost $1,839,269,349)^		$1,534,320,348	132.5%

  ^   The cost for federal income taxes is $1,841,444,996.

    Summary of inputs used to value the Fund's net assets as of December 31, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$4,382
Level 2 — Other Significant Observable Inputs	1,529,938
Level 3 — Significant Unobservable Inputs	—
Total	$1,534,320

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (46.4%)
COMMON STOCKS — (46.4%)
ABB Grain, Ltd.	763,384	$4,085,301	1.0%
Adelaide Brighton, Ltd.	1,663,662	2,448,900	0.6%
Ansell, Ltd.	271,287	2,375,293	0.6%
# APA Group	1,864,187	3,917,049	0.9%
# APN News & Media, Ltd.	1,143,587	1,984,927	0.5%
* Arrow Energy NL	1,628,626	3,084,653	0.8%
* Austar United Communications, Ltd.	4,173,099	2,166,859	0.5%
# Australian Infrastructure Fund	2,080,653	2,780,106	0.7%
# Australian Worldwide Exploration, Ltd.	2,356,893	4,275,728	1.0%
AWB, Ltd.	1,641,462	2,925,864	0.7%
# Beach Petroleum, Ltd.	4,877,374	3,298,462	0.8%
# Cabcharge Australia, Ltd.	518,843	2,309,179	0.6%
# Campbell Brothers, Ltd.	240,800	2,972,263	0.7%
# Centennial Coal Co., Ltd.	1,532,031	3,589,543	0.9%
# Challenger Financial Services Group, Ltd.	1,976,319	2,724,038	0.7%
# ConnectEast Group	6,869,141	2,645,815	0.6%
# Crane Group, Ltd.	319,804	2,095,206	0.5%
# David Jones, Ltd.	2,571,968	5,735,838	1.4%
Downer EDI, Ltd.	1,176,627	3,157,287	0.8%
DUET Group	2,318,133	2,806,640	0.7%
# Gunns, Ltd.	2,264,920	1,825,668	0.4%
# GWA International, Ltd.	1,021,379	2,079,508	0.5%
# Healthscope, Ltd.	1,077,350	3,332,106	0.8%
* Iluka Resources, Ltd.	1,928,003	6,268,923	1.5%
# Invocare, Ltd.	731,219	2,640,628	0.6%
# JB Hi-Fi, Ltd.	473,956	3,224,921	0.8%
Navitas, Ltd.	1,262,530	2,114,428	0.5%
New Hope Corp., Ltd.	2,572,239	6,220,323	1.5%
# Perpetual Trustees Australia, Ltd.	126,142	3,299,241	0.8%
Primary Health Care, Ltd.	728,043	2,499,135	0.6%
# Reece Australia, Ltd.	239,537	2,698,289	0.7%
# Seek, Ltd.	802,182	1,780,953	0.4%
Seven Network, Ltd.	445,054	2,211,528	0.5%
# Sigma Pharmaceuticals, Ltd.	3,896,419	2,945,241	0.7%
*# Sino Gold Mining, Ltd.	970,623	3,414,689	0.8%
Spark Infrastructure Group	3,132,417	2,845,384	0.7%
Spotless Group, Ltd.	962,192	1,903,247	0.5%
*# Tap Oil, Ltd.	4,622,004	2,485,358	0.6%
# Ten Network Holdings, Ltd.	2,173,092	1,777,090	0.4%
Tower Australia Group, Ltd.	1,383,603	2,415,412	0.6%
United Group, Ltd.	338,003	1,957,778	0.5%
# West Australian Newspapers Holdings, Ltd.	757,364	2,940,276	0.7%
Other Securities		118,499,686	28.1%
TOTAL COMMON STOCKS		242,758,763	58.2%
PREFERRED STOCKS — (0.0%)
Other Securities		193,886	0.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		73,958	0.0%
TOTAL — AUSTRALIA		243,026,607	58.3%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (15.7%)
COMMON STOCKS — (15.7%)
Other Securities		$82,288,533	19.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		54,735	0.0%
TOTAL — HONG KONG		82,343,268	19.8%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,728	0.0%
NEW ZEALAND — (6.5%)
COMMON STOCKS — (6.5%)
Fisher & Paykel Healthcare Corp.	2,789,046	5,139,633	1.2%
Infratil, Ltd.	2,086,579	1,991,869	0.5%
Port of Tauranga, Ltd.	566,944	2,163,122	0.5%
# Ryman Healthcare, Ltd.	2,353,608	1,906,843	0.5%
# Sky City Entertainment Group, Ltd.	2,775,063	5,077,067	1.2%
Other Securities		17,621,568	4.2%
TOTAL — NEW ZEALAND		33,900,102	8.1%
SINGAPORE — (10.6%)
COMMON STOCKS — (10.6%)
MobileOne, Ltd.	2,063,000	2,129,953	0.5%
Singapore Petroleum Co., Ltd.	1,351,000	2,141,571	0.5%
Singapore Post, Ltd.	6,289,900	3,480,235	0.8%
Other Securities		47,678,087	11.5%
TOTAL COMMON STOCKS		55,429,846	13.3%
RIGHTS/WARRANTS — (0.0%)
Other Securities		20,021	0.0%
TOTAL — SINGAPORE		55,449,867	13.3%
		Value†
SECURITIES LENDING COLLATERAL — (20.8%)
§@ DFA Short Term Investment Fund LP	108,920,765	108,920,765	26.1%
TOTAL INVESTMENTS — (100.0%) (Cost $788,805,681)^		$523,644,337	125.6%

  ^  The cost for federal income taxes is $789,366,856.

    Summary of inputs used to value the Fund's net assets as of December 31, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$2,842
Level 2 — Other Significant Observable Inputs	520,802
Level 3 — Significant Unobservable Inputs	—
Total	$523,644

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (96.6%)
Consumer Discretionary — (17.3%)
Aegis Group P.L.C.	3,311,021	$3,590,864	0.7%
Bellway P.L.C.	406,536	3,552,062	0.7%
Halfords Group P.L.C.	913,032	3,211,996	0.7%
The Berkeley Group Holdings P.L.C.	320,225	4,060,757	0.8%
United Business Media P.L.C.	864,643	6,388,335	1.3%
WH Smith P.LC.	588,205	3,066,725	0.6%
William Hill P.L.C.	1,297,070	4,048,392	0.8%
Other Securities		58,301,823	12.2%
Total Consumer Discretionary		86,220,954	17.8%
Consumer Staples — (4.3%)
PZ Cussons P.L.C.	1,440,399	3,399,849	0.7%
Other Securities		17,863,347	3.7%
Total Consumer Staples		21,263,196	4.4%
Energy — (6.8%)
* Dana Petroleum P.L.C.	326,327	4,689,583	1.0%
* Imperial Energy Corp. P.L.C.	289,203	5,237,043	1.1%
* Premier Oil P.L.C.	320,409	4,595,907	1.0%
* Soco International P.L.C.	281,540	4,467,444	0.9%
Other Securities		14,830,341	3.0%
Total Energy		33,820,318	7.0%
Financials — (16.1%)
# Aberdeen Asset Management P.L.C.	2,590,854	4,509,455	0.9%
Amlin P.L.C.	1,363,484	7,087,270	1.5%
Brit Insurance Holdings P.L.C.	1,289,236	4,127,879	0.9%
Catlin Group, Ltd.	977,375	6,152,116	1.3%
Close Brothers Group P.L.C.	481,680	3,710,917	0.8%
Hiscox, Ltd.	1,535,730	7,642,676	1.6%
IG Group Holdings P.L.C.	1,256,927	4,717,713	1.0%
# Intermediate Capital Group P.L.C.	326,494	3,056,092	0.6%
Jardine Lloyd Thompson Group P.L.C.	781,443	4,965,981	1.0%
Provident Financial P.L.C.	485,695	6,034,126	1.2%
Other Securities		28,253,366	5.7%
Total Financials		80,257,591	16.5%
Health Care — (3.6%)
SSL International P.L.C.	745,205	5,359,246	1.1%
Other Securities		12,477,820	2.6%
Total Health Care		17,837,066	3.7%
Industrials — (33.1%)
Aggreko P.L.C.	583,754	3,810,970	0.8%
Arriva P.L.C.	630,725	5,492,091	1.1%
Atkins WS P.L.C.	425,663	4,171,372	0.9%
Babcock International Group P.L.C.	853,247	5,882,234	1.2%
Carillion P.L.C.	1,523,518	5,494,426	1.1%
* Charter International P.L.C.	626,781	2,973,816	0.6%
Chemring Group P.L.C.	128,869	3,643,553	0.8%
De la Rue P.L.C.	387,017	5,103,787	1.1%
Hays P.L.C.	5,101,389	5,154,807	1.1%
Homeserve P.L.C.	228,007	3,225,283	0.7%
IMI P.L.C.	1,192,232	4,735,586	1.0%
Intertek Group P.L.C.	588,823	6,724,038	1.4%
Michael Page International P.L.C.	1,235,568	3,882,765	0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Mitie Group P.L.C.	1,208,230	$3,593,955	0.7%
National Express Group P.L.C.	487,807	3,507,747	0.7%
Qinetiq P.L.C.	2,172,472	5,010,316	1.0%
Spirax-Sarco Engineering P.L.C.	304,500	4,033,465	0.8%
Tomkins P.L.C.	3,177,919	5,721,709	1.2%
Ultra Electronics Holdings P.L.C.	267,145	4,391,980	0.9%
VT Group P.L.C.	677,021	5,470,055	1.1%
Other Securities		72,784,559	14.9%
Total Industrials		164,808,514	33.9%
Information Technology — (11.0%)
ARM Holdings P.L.C.	4,708,219	5,960,523	1.2%
# Dimension Data Holdings P.L.C.	5,583,932	3,110,295	0.6%
Electrocomponents P.L.C.	1,576,293	3,265,417	0.7%
Halma P.L.C.	1,486,473	4,384,360	0.9%
Rotork P.L.C.	352,833	4,068,250	0.8%
Spectris P.L.C.	499,879	3,859,934	0.8%
Other Securities		30,325,425	6.3%
Total Information Technology		54,974,204	11.3%
Materials — (3.5%)
Croda International P.L.C.	484,717	3,684,601	0.8%
Other Securities		13,717,499	2.8%
Total Materials		17,402,100	3.6%
Telecommunication Services — (0.6%)
Total Telecommunication Services		3,182,596	0.6%
Utilities — (0.3%)
Total Utilities		1,375,801	0.3%
TOTAL COMMON STOCKS		481,142,340	99.1%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		11,095	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/02/09 (Collateralized by $555,000 FNMA 5.50%, 02/25/36, valued at $405,281) to be repurchased at $398,004	$398	398,000	0.1%
	Shares
SECURITIES LENDING COLLATERAL — (3.3%)
§@ DFA Short Term Investment Fund LP	16,372,278	16,372,278	3.4%
TOTAL INVESTMENTS — (100.0%) (Cost $843,257,373)^		$497,923,713	102.6%

  ^  The cost for federal income taxes is $843,318,355.

    Summary of inputs used to value the Fund's net assets as of December 31, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$8,328
Level 2 — Other Significant Observable Inputs	489,596
Level 3 — Significant Unobservable Inputs	—
Total	$497,924

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (2.5%)
COMMON STOCKS — (2.5%)
Uniqa Versicherungen AG	162,575	$4,202,784	0.4%
Other Securities		28,218,621	2.6%
TOTAL — AUSTRIA		32,421,405	3.0%
BELGIUM — (3.3%)
COMMON STOCKS — (3.3%)
Ackermans & van Haaren NV	81,854	4,155,349	0.4%
Elia System Operator SA NV	112,393	3,855,879	0.4%
Other Securities		34,541,962	3.1%
TOTAL COMMON STOCKS		42,553,190	3.9%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,867	0.0%
TOTAL — BELGIUM		42,560,057	3.9%
DENMARK — (1.6%)
COMMON STOCKS — (1.6%)
Other Securities		21,222,467	1.9%
FINLAND — (5.8%)
COMMON STOCKS — (5.8%)
Elisa Oyj	276,614	4,815,537	0.4%
KCI Konecranes Oyj	243,819	4,244,492	0.4%
Orion Oyj Series B	253,721	4,315,196	0.4%
Other Securities		62,106,744	5.7%
TOTAL — FINLAND		75,481,969	6.9%
FRANCE — (11.7%)
COMMON STOCKS — (11.7%)
#* Gemalto NV	161,967	4,074,782	0.4%
# Neopost SA	61,086	5,542,834	0.5%
Nexans SA	92,377	5,531,738	0.5%
SCOR SE	268,815	6,210,546	0.6%
Societe BIC SA	84,787	4,878,170	0.5%
Teleperformance SA	158,000	4,422,538	0.4%
# Zodiac SA	105,911	3,867,190	0.4%
Other Securities		118,271,912	10.7%
TOTAL COMMON STOCKS		152,799,710	14.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		4,745	0.0%
TOTAL — FRANCE		152,804,455	14.0%
GERMANY — (14.7%)
COMMON STOCKS — (14.7%)
# Aareal Bank AG	723,601	5,930,431	0.5%
Bilfinger Berger AG	130,384	6,750,464	0.6%
# Douglas Holding AG	100,341	4,540,483	0.4%
DVB Bank SE	173,470	6,309,480	0.6%
# IVG Immobilien AG	530,609	4,432,221	0.4%
Lanxess AG	218,704	4,199,491	0.4%
MTU Aero Engines Holding AG	163,223	4,415,941	0.4%
MVV Energie AG	114,815	5,204,720	0.5%
# Norddeutsche Affinerie AG	150,696	5,987,620	0.6%
* QIAGEN NV	439,775	7,727,799	0.7%
Rhoen-Klinikum AG	284,706	7,073,419	0.7%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
#* SGL Carbon AG	217,830	$7,293,208	0.7%
Software AG	70,053	4,011,641	0.4%
Stada Arzneimittel AG	173,213	4,982,671	0.5%
Vossloh AG	35,932	4,032,191	0.4%
Wincor Nixdorf AG	112,151	5,245,023	0.5%
Other Securities		104,284,688	9.3%
TOTAL — GERMANY		192,421,491	17.6%
GREECE — (3.1%)
COMMON STOCKS — (3.1%)
Bank of Greece	73,229	3,951,644	0.4%
Other Securities		36,568,905	3.3%
TOTAL — GREECE		40,520,549	3.7%
IRELAND — (2.5%)
COMMON STOCKS — (2.5%)
* Aryzta AG	175,745	5,618,759	0.5%
DCC P.L.C.	308,989	4,507,659	0.4%
Other Securities		22,901,807	2.1%
TOTAL — IRELAND		33,028,225	3.0%
ITALY — (7.6%)
COMMON STOCKS — (7.6%)
Banca Piccolo Credito Valtellinese Scarl SpA	478,970	4,756,092	0.4%
Credito Bergamasco SpA	133,144	4,450,492	0.4%
# Societe Cattolica di Assicurazoni Scrl SpA	158,551	5,663,312	0.5%
Other Securities		83,957,431	7.7%
TOTAL COMMON STOCKS		98,827,327	9.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,703	0.0%
TOTAL — ITALY		98,835,030	9.0%
NETHERLANDS — (5.1%)
COMMON STOCKS — (5.1%)
Imtech NV	248,834	4,199,121	0.4%
Nutreco Holding NV	139,331	4,578,412	0.4%
Other Securities		58,521,062	5.3%
TOTAL — NETHERLANDS		67,298,595	6.1%
NORWAY — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		28,089,151	2.6%
PORTUGAL — (1.3%)
COMMON STOCKS — (1.3%)
Other Securities		17,290,482	1.6%
SPAIN — (5.7%)
COMMON STOCKS — (5.7%)
Ebro Puleva SA	304,797	4,231,174	0.4%
Iberia Lineas Aereas de Espana SA	1,381,661	3,896,848	0.4%
SOS Cuetara SA	294,272	4,682,078	0.4%
Other Securities		61,919,738	5.6%
TOTAL COMMON STOCKS		74,729,838	6.8%
RIGHTS/WARRANTS — (0.0%)
Other Securities		655	0.0%
TOTAL — SPAIN		74,730,493	6.8%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWEDEN — (3.7%)
COMMON STOCKS — (3.7%)
Other Securities		$48,544,520	4.4%
SWITZERLAND — (12.5%)
COMMON STOCKS — (12.4%)
# Bank Sarasin & Cie Series B	172,644	5,157,001	0.5%
Banque Privee Edmond de Rothschild SA	157	3,937,822	0.4%
Berner Kantonalbank	23,578	4,981,253	0.5%
Clariant AG	756,817	5,201,468	0.5%
# Galenica Holding AG	15,281	4,987,477	0.5%
Kuoni Reisen Holding AG	13,201	4,514,959	0.4%
# Luzerner Kantonalbank AG	17,855	4,179,266	0.4%
# PSP Swiss Property AG	141,111	7,037,333	0.6%
Romande Energie Holding SA	2,732	5,127,535	0.5%
Valiant Holding AG	54,488	10,204,916	0.9%
Other Securities		107,674,057	9.7%
TOTAL COMMON STOCKS		163,003,087	14.9%
PREFERRED STOCKS — (0.1%)
Other Securities		963,136	0.1%
TOTAL — SWITZERLAND		163,966,223	15.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/02/09 (Collateralized by $1,145,000 FNMA 5.00%, 06/01/23, valued at $1,128,342) to be repurchased at $1,108,012	$1,108	1,108,000	0.1%
	Shares
SECURITIES LENDING COLLATERAL — (16.7%)
§@ DFA Short Term Investment Fund LP	219,403,542	219,403,542	20.1%
TOTAL INVESTMENTS — (100.0%) (Cost $1,583,135,418)^		$1,309,726,654	119.7%

  ^  The cost for federal income taxes is $1,584,670,349.

    Summary of inputs used to value the Fund's net assets as of December 31, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$12,887
Level 2 — Other Significant Observable Inputs	1,296,840
Level 3 — Significant Unobservable Inputs	—
Total	$1,309,727

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

December 31, 2008
(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (82.0%)
Consumer Discretionary — (10.9%)
Astral Media, Inc. Class A	186,347	$3,683,165	1.8%
Cogeco Cable, Inc.	59,756	1,670,457	0.8%
Corus Entertainment, Inc. Class B	278,300	3,149,333	1.5%
Dorel Industries, Inc. Class B	102,100	2,315,755	1.1%
Quebecor, Inc. Class B	157,493	2,504,324	1.2%
Reitmans Canada, Ltd.	188,300	1,776,991	0.9%
* RONA, Inc.	426,885	4,149,550	2.0%
Other Securities		8,449,838	4.0%
Total Consumer Discretionary		27,699,413	13.3%
Consumer Staples — (1.7%)
Maple Leaf Foods, Inc.	254,000	2,277,667	1.1%
Other Securities		2,017,210	1.0%
Total Consumer Staples		4,294,877	2.1%
Energy — (16.4%)
*# Birchcliff Energy, Ltd.	336,400	1,376,120	0.7%
* Celtic Exploration, Ltd.	119,000	1,215,545	0.6%
*# Nuvista Energy, Ltd.	250,321	1,749,915	0.8%
Pason Systems, Inc.	219,400	2,497,019	1.2%
*# ProEx Energy, Ltd.	199,400	1,809,056	0.9%
Savanna Energy Services Corp.	221,313	1,434,187	0.7%
# ShawCor, Ltd.	207,300	3,091,448	1.5%
* Storm Exploration, Inc.	132,500	1,483,313	0.7%
# Trican Well Service, Ltd.	307,371	1,981,914	1.0%
*# TriStar Oil and Gas, Ltd.	372,141	3,439,553	1.6%
*# Uranium One, Inc.	1,767,600	2,562,984	1.2%
Other Securities		18,771,996	8.9%
Total Energy		41,413,050	19.8%
Financials — (6.3%)
# AGF Management, Ltd. Class B	324,011	2,493,402	1.2%
Canadian Western Bank	220,000	2,206,237	1.1%
# Home Capital Group, Inc.	111,700	1,791,543	0.9%
Laurentian Bank of Canada	88,500	2,473,269	1.2%
Northbridge Financial Corp.	73,600	2,318,594	1.1%
Other Securities		4,670,761	2.1%
Total Financials		15,953,806	7.6%
Health Care — (5.8%)
# Biovail Corp.	484,920	4,532,991	2.2%
* MDS, Inc.	449,208	2,747,283	1.3%
* SXC Health Solutions Corp.	81,061	1,493,177	0.7%
Other Securities		5,956,935	2.9%
Total Health Care		14,730,386	7.1%
Industrials — (7.3%)
# Aecon Group, Inc.	186,200	1,659,133	0.8%
# Russel Metals, Inc.	208,500	3,208,991	1.5%
* Stantec, Inc.	156,600	3,824,617	1.8%
Toromont Industries, Ltd.	214,900	4,002,066	1.9%
Transcontinental, Inc. Class A	236,728	1,908,014	0.9%
Other Securities		3,850,895	1.9%
Total Industrials		18,453,716	8.8%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (6.7%)
* Celestica, Inc.	750,707	$3,435,800	1.6%
Evertz Technologies, Ltd.	116,100	1,293,135	0.6%
* MacDonald Dettweiler & Associates, Ltd.	126,900	2,240,923	1.1%
*# Open Text Corp.	91,300	2,735,672	1.3%
Other Securities		7,343,099	3.6%
Total Information Technology		17,048,629	8.2%
Materials — (26.1%)
* Alamos Gold, Inc.	338,400	2,398,542	1.1%
* Aurizon Mines, Ltd.	509,500	1,646,744	0.8%
* Canfor Corp.	315,174	1,940,318	0.9%
CCL Industries, Inc. Class B	93,600	1,895,504	0.9%
*# Equinox Minerals, Ltd.	1,557,990	1,716,376	0.8%
*# Euro Goldfields, Ltd.	488,160	1,281,198	0.6%
IAMGOLD Corp.	1,117,000	6,876,630	3.3%
Methanex Corp.	284,100	3,152,831	1.5%
# Nova Chemicals Corp.	309,000	1,464,277	0.7%
*# Pan Amer Silver Corp.	213,700	3,636,968	1.7%
*# Silver Standard Resources, Inc.	224,292	3,533,803	1.7%
*# Tanzanian Royalty Exploration Corp.	306,313	1,302,668	0.6%
* Thompson Creek Metals Company, Inc.	445,400	1,767,890	0.8%
# West Fraser Timber Co., Ltd.	116,616	3,003,960	1.4%
Other Securities		30,498,651	14.8%
Total Materials		66,116,360	31.6%
Telecommunication Services — (0.0%)
Total Telecommunication Services		70,960	0.0%
Utilities — (0.8%)
Total Utilities		1,959,447	0.9%
TOTAL COMMON STOCKS		207,740,644	99.4%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		164	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/02/09 (Collateralized by $1,045,000 FNMA 6.50%, 11/01/36, valued at $702,927) to be repurchased at $691,007	$691	691,000	0.3%
	Shares
SECURITIES LENDING COLLATERAL — (17.7%)
§@ DFA Short Term Investment Fund LP	44,952,424	44,952,424	21.5%
TOTAL INVESTMENTS — (100.0%) (Cost $535,587,348)^		$253,384,232	121.2%

  ^  The cost for federal income taxes is $535,587,363.

    Summary of inputs used to value the Fund's net assets as of December 31, 2008 is as follows (See Security Valuation Note):

Valuation Inputs	Investments in Securities (Market Value)
Level 1 — Quoted Prices	$207,741
Level 2 — Other Significant Observable Inputs	45,643
Level 3 — Significant Unobservable Inputs	—
Total	$253,384

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (74.8%)
Consumer Discretionary — (15.7%)
# Chofu Seisakusho Co., Ltd.	124,300	$2,715,167	0.3%
# DOUTOR NICHIRES Holdings Co., Ltd.	175,286	2,728,294	0.3%
Kanto Auto Works, Ltd.	237,000	2,879,846	0.3%
# Matsuya Co., Ltd.	179,700	3,806,351	0.4%
Nissan Shatai Co., Ltd.	510,300	3,332,970	0.3%
# PanaHome Corp.	519,200	3,079,083	0.3%
Sumitomo Forestry Co., Ltd.	440,766	2,892,042	0.3%
Other Securities		197,161,791	18.4%
Total Consumer Discretionary		218,595,544	20.6%
Consumer Staples — (8.6%)
# Fancl Corp.	238,100	2,985,237	0.3%
Fuji Oil Co., Ltd.	296,500	3,403,727	0.3%
Heiwado Co., Ltd.	198,600	2,955,905	0.3%
# Hokuto Corp.	110,300	2,921,277	0.3%
# Life Corp.	183,900	3,363,423	0.3%
Morinaga Milk Industry Co., Ltd.	852,000	2,755,994	0.3%
Nippon Flour Mills Co., Ltd.	604,000	2,769,324	0.3%
# Ryoshoku, Ltd.	149,500	2,851,547	0.3%
# Snow Brand Milk Products Co., Ltd.	900,000	3,411,961	0.3%
The Nisshin Oillio Group, Ltd.	585,000	2,767,054	0.3%
# Unicharm Petcare Corp.	97,300	3,433,347	0.3%
Other Securities		86,240,387	8.0%
Total Consumer Staples		119,859,183	11.3%
Energy — (1.1%)
Total Energy		14,514,185	1.4%
Financials — (7.9%)
Kiyo Holdings, Inc.	2,135,900	3,449,129	0.3%
Shikoku Bank, Ltd.	742,000	3,396,954	0.3%
The Akita Bank, Ltd.	666,400	2,770,580	0.3%
# The Bank of Ikeda, Ltd.	70,300	2,820,573	0.3%
# The Bank of Iwate, Ltd.	63,300	3,934,220	0.4%
# The Fukui Bank, Ltd.	841,000	2,862,494	0.3%
The Oita Bank, Ltd.	491,900	3,053,271	0.3%
Toho Bank, Ltd.	759,200	3,231,050	0.3%
# Yamagata Bank, Ltd.	584,500	3,513,370	0.3%
Other Securities		80,587,065	7.5%
Total Financials		109,618,706	10.3%
Health Care — (3.6%)
# Hogy Medical Co., Ltd.	54,500	3,010,223	0.3%
Kaken Pharmaceutical Co., Ltd.	387,000	3,214,136	0.3%
# Mochida Pharmaceutical Co., Ltd.	409,900	3,842,649	0.4%
# Nipro Corp.	201,100	3,083,037	0.3%
Other Securities		37,337,087	3.4%
Total Health Care		50,487,132	4.7%
Industrials — (20.9%)
# Aeon Delight Co., Ltd.	139,000	3,424,202	0.3%
Chudenko Corp.	209,200	3,139,609	0.3%
# Daiseki Co., Ltd.	147,263	3,354,018	0.3%
# Fukuyama Transporting Co., Ltd.	912,400	3,876,253	0.4%
Hitachi Transport System, Ltd.	313,000	4,185,718	0.4%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Kyowa Exeo Corp.	345,000	$3,382,599	0.3%
# Miura Co., Ltd.	141,400	2,904,502	0.3%
Moshi Moshi Hotline, Inc.	119,450	2,850,086	0.3%
# Okumura Corp.	750,400	2,941,288	0.3%
# Takara Standard Co., Ltd.	515,000	2,759,215	0.3%
# Takasago Thermal Engineering Co., Ltd.	292,000	2,735,364	0.3%
Other Securities		254,297,826	23.8%
Total Industrials		289,850,680	27.3%
Information Technology — (8.0%)
* IT Holdings Corp.	292,801	3,160,478	0.3%
# Net One Systems Co., Ltd.	1,889	3,081,215	0.3%
Other Securities		104,504,448	9.8%
Total Information Technology		110,746,141	10.4%
Materials — (8.3%)
# Daio Paper Corp.	424,500	3,204,902	0.3%
Kureha Corp.	627,500	2,783,997	0.3%
Nihon Parkerizing Co., Ltd.	230,000	2,712,223	0.3%
# Nippon Paint Co., Ltd.	759,200	2,928,416	0.3%
Other Securities		104,085,095	9.7%
Total Materials		115,714,633	10.9%
Utilities — (0.7%)
# Okinawa Electric Power Co., Ltd.	59,571	3,492,510	0.3%
# Saibu Gas Co., Ltd.	1,296,000	3,199,312	0.3%
Other Securities		3,316,530	0.3%
Total Utilities		10,008,352	0.9%
TOTAL COMMON STOCKS		1,039,394,556	97.8%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/04/08 (Collateralized by $60,170,000 FNMA 3.50%, 03/25/33, valued at $9,423,447) to be repurchased at $9,284,970	$9,284	9,284,000	0.8%
	Shares
SECURITIES LENDING COLLATERAL — (24.5%)
§@ DFA Short Term Investment Fund LP	337,066,073	337,066,073	31.7%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $3,100,925 FNMA 5.000%, 03/01/38, valued at $2,869,291) to be repurchased at $2,813,089	$2,813	2,813,030	0.3%
TOTAL SECURITIES LENDING COLLATERAL		339,879,103	32.0%
TOTAL INVESTMENTS — (100.0%) (Cost $1,830,699,372)		$1,388,557,659	130.6%

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRALIA — (46.7%)
COMMON STOCKS — (46.6%)
ABB Grain, Ltd.	763,384	$4,171,028	1.0%
Adelaide Brighton, Ltd.	1,663,662	2,530,723	0.6%
Ansell, Ltd.	707,058	5,948,225	1.4%
# APA Group	1,864,187	3,632,942	0.8%
#* Arrow Energy NL	2,386,137	3,979,725	0.9%
* Austar United Communications, Ltd.	4,173,099	2,502,765	0.6%
# Australian Infrastructure Fund	2,080,653	2,254,652	0.5%
#* Australian Pharmaceutical Industries, Ltd.	5,455,541	2,023,375	0.5%
* Australian Worldwide Exploration, Ltd.	2,356,893	3,937,002	0.9%
# AWB, Ltd.	1,641,462	2,870,752	0.7%
# Bank of Queensland, Ltd.	503,041	4,502,753	1.0%
# Beach Petroleum, Ltd.	4,877,374	3,168,055	0.7%
# Cabcharge Australia, Ltd.	518,843	2,386,955	0.5%
Campbell Brothers, Ltd.	233,990	3,746,476	0.9%
# Centennial Coal Co., Ltd.	1,532,031	3,602,679	0.8%
# ConnectEast Group, Ltd.	6,869,141	3,329,685	0.8%
# Corporate Express Australia, Ltd.	598,416	2,007,382	0.5%
# David Jones, Ltd.	2,441,858	5,029,306	1.1%
Downer EDI, Ltd.	1,176,627	3,821,175	0.9%
DUET Group	2,275,133	3,630,540	0.8%
# Futuris Corp., Ltd.	3,162,221	2,467,632	0.6%
Goodman Fielder, Ltd.	1,734,935	1,925,362	0.4%
# Great Southern, Ltd.	9,302,784	2,234,762	0.5%
# Healthscope, Ltd.	1,045,042	3,019,036	0.7%
# Hills Industries, Ltd.	752,110	1,941,101	0.4%
* Iluka Resources, Ltd.	1,928,003	4,662,051	1.1%
# JB Hi-Fi, Ltd.	446,741	2,622,426	0.6%
# Monadelphous Group, Ltd.	367,505	1,967,933	0.5%
New Hope Corp., Ltd.	2,882,889	6,666,028	1.5%
* Paladin Energy, Ltd.	1,398,252	2,142,210	0.5%
# Paperlinx, Ltd.	3,074,208	2,862,987	0.7%
# Perpetual Trustees Australia, Ltd.	126,142	2,937,413	0.7%
* Portman, Ltd.	382,760	5,457,083	1.2%
Primary Health Care, Ltd.	970,723	2,971,817	0.7%
# Ramsay Health Care, Ltd.	373,766	2,524,745	0.6%
# Reece Australia, Ltd.	239,537	2,782,776	0.6%
# Sigma Pharmaceuticals, Ltd.	3,396,704	2,849,702	0.7%
#* Sino Gold Mining, Ltd.	970,623	2,235,635	0.5%
# Spark Infrastructure Group, Ltd.	3,056,075	2,986,371	0.7%
# Ten Network Holdings, Ltd.	2,173,092	1,976,324	0.5%
Tower Australia Group, Ltd.	1,383,603	1,936,280	0.4%
# United Group, Ltd.	338,003	2,144,813	0.5%
# West Australian Newspapers Holdings, Ltd.	593,823	2,449,666	0.6%
Other Securities		134,966,367	30.1%
TOTAL COMMON STOCKS		269,806,715	61.2%
PREFERRED STOCKS — (0.1%)
Other Securities		200,165	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,517	0.0%
TOTAL — AUSTRALIA		270,013,397	61.2%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (12.6%)
COMMON STOCKS — (12.6%)
# Cafe de Coral Holdings, Ltd.	1,330,000	$2,089,725	0.5%
Other Securities		70,821,340	16.0%
TOTAL COMMON STOCKS		72,911,065	16.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		47,393	0.0%
TOTAL — HONG KONG		72,958,458	16.5%
MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		3,633	0.0%
NEW ZEALAND — (5.6%)
COMMON STOCKS — (5.6%)
# Fisher & Paykel Healthcare Corp.	2,502,844	4,362,699	1.0%
Infratil, Ltd.	1,740,707	1,953,504	0.4%
Port of Tauranga, Ltd.	566,944	2,183,706	0.5%
# Ryman Healthcare, Ltd.	2,353,608	2,136,229	0.5%
# Sky City Entertainment Group, Ltd.	1,929,556	3,724,524	0.8%
Other Securities		18,274,950	4.2%
TOTAL — NEW ZEALAND		32,635,612	7.4%
SINGAPORE — (8.8%)
COMMON STOCKS — (8.8%)
# Singapore Post, Ltd.	6,289,900	3,016,431	0.7%
Other Securities		47,724,176	10.8%
TOTAL COMMON STOCKS		50,740,607	11.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		10,265	0.0%
TOTAL — SINGAPORE		50,750,872	11.5%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $14,515,000 FHLMC 6.04%(r), 11/01/36, valued at $11,154,905) to be repurchased at $10,988,861	$10,988	10,988,000	2.5%
	Shares
SECURITIES LENDING COLLATERAL — (24.4%)
§ @ DFA Short Term Investment Fund LP	139,002,499	139,002,499	31.5%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $2,652,260 FNMA 5.000%, 03/01/38, valued at $2,454,141) to be repurchased at $2,406,070	$2,406	2,406,020	0.6%
TOTAL SECURITIES LENDING COLLATERAL		141,408,519	32.1%
TOTAL INVESTMENTS — (100.0%) (Cost $841,787,919)		$578,758,491	131.2%

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (93.3%)
Consumer Discretionary — (16.8%)
Bellway P.L.C.	406,536	$3,541,647	0.6%
Taylor Nelson Sofres P.L.C.	1,742,993	6,878,955	1.2%
The Berkeley Group Holdings P.L.C.	300,929	3,623,265	0.6%
United Business Media P.L.C.	818,599	5,326,802	0.9%
# WH Smith P.LC.	588,205	3,536,482	0.6%
William Hill P.L.C.	1,129,837	3,473,901	0.6%
Other Securities		69,737,880	12.3%
Total Consumer Discretionary		96,118,932	16.8%
Consumer Staples — (4.0%)
Total Consumer Staples		22,882,738	4.0%
Energy — (6.1%)
* Dana Petroleum P.L.C.	326,327	5,249,797	0.9%
#* Imperial Energy Corp. P.L.C.	289,203	3,957,481	0.7%
* Premier Oil P.L.C.	320,409	3,841,181	0.7%
* Soco International P.L.C.	281,540	6,486,038	1.1%
Other Securities		15,497,580	2.7%
Total Energy		35,032,077	6.1%
Financials — (16.0%)
# Aberdeen Asset Management P.L.C.	2,590,854	3,912,615	0.7%
Amlin P.L.C.	1,765,553	9,040,653	1.6%
Brit Insurance Holdings P.L.C.	1,289,236	3,791,566	0.7%
Catlin Group, Ltd.	977,375	5,461,715	1.0%
Close Brothers Group P.L.C.	481,680	4,191,265	0.7%
Hiscox, Ltd.	1,535,730	6,085,323	1.1%
IG Group Holdings P.L.C.	1,197,446	5,594,476	1.0%
Intermediate Capital Group P.L.C.	326,494	5,089,854	0.9%
Jardine Lloyd Thompson Group P.L.C.	781,443	5,574,035	1.0%
Provident Financial P.L.C.	465,600	5,935,143	1.0%
Other Securities		36,503,089	6.3%
Total Financials		91,179,734	16.0%
Health Care — (3.2%)
SSL International P.L.C.	745,205	5,033,003	0.9%
Other Securities		13,096,124	2.3%
Total Health Care		18,129,127	3.2%
Industrials — (31.6%)
Aggreko P.L.C.	513,764	3,595,118	0.6%
Arriva P.L.C.	556,301	5,381,893	0.9%
Atkins WS P.L.C.	425,663	3,656,381	0.6%
Babcock International Group P.L.C.	853,247	5,338,849	0.9%
Carillion P.L.C.	1,523,518	5,110,129	0.9%
* Charter International P.L.C.	626,781	4,085,268	0.7%
De La Rue P.L.C.	603,748	8,709,548	1.5%
Go-Ahead Group P.L.C.	175,345	3,840,315	0.7%
Hays P.L.C.	4,810,460	5,281,079	0.9%
Homeserve P.L.C.	228,007	4,681,612	0.8%
IMI P.L.C.	1,137,010	5,053,118	0.9%
Intertek Group P.L.C.	588,823	6,973,480	1.2%
Michael Page International P.L.C.	1,235,568	4,002,170	0.7%
Mitie Group P.L.C.	1,208,230	3,671,360	0.6%
National Express Group P.L.C.	454,582	4,187,578	0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Qinetiq P.L.C.	1,922,010	$5,282,500	0.9%
Spirax-Sarco Engineering P.L.C.	304,500	3,951,612	0.7%
Tomkins P.L.C.	2,633,868	4,834,455	0.9%
Ultra Electronics Holdings P.L.C.	267,145	4,739,088	0.8%
VT Group P.L.C.	677,021	5,453,608	1.0%
Other Securities		82,196,386	14.7%
Total Industrials		180,025,547	31.6%
Information Technology — (10.9%)
ARM Holdings P.L.C.	4,708,219	7,340,704	1.3%
Aveva Group P.L.C.	275,408	3,510,900	0.6%
Electrocomponents P.L.C.	1,576,293	3,615,175	0.6%
Halma P.L.C.	1,486,473	3,930,626	0.7%
Misys P.L.C.	1,982,492	3,549,838	0.6%
Rotork P.L.C.	352,833	4,227,935	0.7%
Spectris P.L.C.	499,879	4,012,371	0.7%
Other Securities		31,853,442	5.7%
Total Information Technology		62,040,991	10.9%
Materials — (3.4%)
Croda International P.L.C.	484,717	4,002,048	0.7%
Other Securities		15,693,593	2.7%
Total Materials		19,695,641	3.4%
Telecommunication Services — (0.6%)
Total Telecommunication Services		3,644,901	0.6%
Utilities — (0.7%)
Northumbrian Water Group P.L.C.	701,411	3,524,870	0.6%
Other Securities		217,845	0.1%
Total Utilities		3,742,715	0.7%
TOTAL COMMON STOCKS		532,492,403	93.3%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $13,960,000 FHLMC 6.04%(r), 11/01/36, valued at $10,728,382) to be repurchased at $10,567,828	$10,567	10,567,000	1.9%
	Shares
SECURITIES LENDING COLLATERAL — (4.8%)
§ @ DFA Short Term Investment Fund LP	23,622,602	23,622,602	4.1%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $4,025,415 FHLMC 6.500%, 04/01/38 & 7.000%, 02/01/38, valued at $3,914,679) to be repurchased at $3,838,000	$3,838	3,837,920	0.7%
TOTAL SECURITIES LENDING COLLATERAL		27,460,522	4.8%
TOTAL INVESTMENTS — (100.0%) (Cost $862,575,872)		$570,519,925	100.0%

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
AUSTRIA — (2.3%)
COMMON STOCKS — (2.3%)
Other Securities		$30,741,228	2.8%
BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
Ackermans & van Haaren NV	81,854	4,697,164	0.4%
Bekaert SA	56,746	5,583,963	0.5%
Other Securities		35,670,679	3.2%
TOTAL COMMON STOCKS		45,951,806	4.1%
RIGHTS/WARRANTS — (0.0%)
Other Securities		7,843	0.0%
TOTAL — BELGIUM		45,959,649	4.1%
DENMARK — (1.8%)
COMMON STOCKS — (1.8%)
Other Securities		24,826,614	2.2%
FINLAND — (5.5%)
COMMON STOCKS — (5.5%)
Elisa Oyj	251,636	3,785,238	0.4%
KCI Konecranes Oyj	243,819	4,143,341	0.4%
M-Real Oyj Series B	4,696,142	7,217,917	0.7%
Nokian Renkaat Oyj	325,926	4,261,240	0.4%
Other Securities		53,944,844	4.7%
TOTAL — FINLAND		73,352,580	6.6%
FRANCE — (11.2%)
COMMON STOCKS — (11.2%)
Arkema	199,362	4,563,061	0.4%
# Bourbon SA	147,476	4,158,267	0.4%
* Gemalto NV	144,058	4,036,115	0.4%
# Neopost SA	57,823	4,841,088	0.4%
# Nexans SA	92,377	5,269,180	0.5%
SCOR SE	268,815	4,404,167	0.4%
Societe BIC SA	84,787	4,478,545	0.4%
* UbiSoft Entertainment SA	98,014	5,180,944	0.5%
# Valeo SA	232,962	4,057,989	0.4%
# Zodiac SA	105,911	4,141,283	0.4%
Other Securities		105,350,371	9.3%
TOTAL COMMON STOCKS		150,481,010	13.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		6,078	0.0%
TOTAL — FRANCE		150,487,088	13.5%
GERMANY — (12.8%)
COMMON STOCKS — (12.8%)
# Aareal Bank AG	965,964	7,669,414	0.7%
Bilfinger Berger AG	130,384	5,898,571	0.5%
# Douglas Holding AG	100,341	3,774,315	0.4%
DVB Bank SE	173,470	5,700,167	0.5%
MVV Energie AG	136,685	5,376,434	0.5%
Norddeutsche Affinerie AG	150,696	4,825,227	0.4%
*# QIAGEN NV	549,765	7,835,387	0.7%
Rhoen-Klinikum AG	284,706	6,123,128	0.6%
*# SGL Carbon AG	217,830	4,276,121	0.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Stada Arzneimittel AG	173,213	$5,284,135	0.5%
Wincor Nixdorf AG	112,151	4,871,414	0.5%
Other Securities		109,518,871	9.7%
TOTAL — GERMANY		171,153,184	15.4%
GREECE — (3.1%)
COMMON STOCKS — (3.1%)
Bank of Greece	73,229	4,716,234	0.4%
Other Securities		37,377,271	3.4%
TOTAL — GREECE		42,093,505	3.8%
IRELAND — (2.7%)
COMMON STOCKS — (2.7%)
* Aryzta AG	175,745	6,265,167	0.6%
DCC P.L.C.	308,989	4,824,869	0.4%
* Dragon Oil P.L.C.	1,438,888	3,734,083	0.3%
Other Securities		21,415,664	2.0%
TOTAL — IRELAND		36,239,783	3.3%
ITALY — (7.1%)
COMMON STOCKS — (7.1%)
Credito Bergamasco SpA	133,144	3,943,643	0.4%
# Societe Cattolica di Assicurazoni Scrl SpA	158,551	5,803,375	0.5%
Other Securities		85,228,395	7.6%
TOTAL COMMON STOCKS		94,975,413	8.5%
RIGHTS/WARRANTS — (0.0%)
Other Securities		15,365	0.0%
TOTAL — ITALY		94,990,778	8.5%
NETHERLANDS — (5.3%)
COMMON STOCKS — (5.3%)
# Boskalis Westminster CVA	133,054	4,392,541	0.4%
Imtech NV	248,834	3,801,534	0.3%
Nutreco Holding NV	139,331	4,442,381	0.4%
Other Securities		58,352,687	5.3%
TOTAL — NETHERLANDS		70,989,143	6.4%
NORWAY — (2.6%)
COMMON STOCKS — (2.6%)
Other Securities		34,313,876	3.1%
PORTUGAL — (1.3%)
COMMON STOCKS — (1.3%)
Jeronimo Martins SGPS SA	731,945	3,735,278	0.3%
Other Securities		13,665,456	1.3%
TOTAL — PORTUGAL		17,400,734	1.6%
SPAIN — (5.4%)
COMMON STOCKS — (5.4%)
Ebro Puleva SA	304,797	3,963,045	0.4%
# SOS Cuetara SA	346,559	4,826,405	0.4%
Other Securities		63,227,800	5.7%
TOTAL — SPAIN		72,017,250	6.5%
SWEDEN — (3.9%)
COMMON STOCKS — (3.9%)
# Elekta AB Series B	302,500	3,825,462	0.3%
Other Securities		47,841,632	4.3%
TOTAL — SWEDEN		51,667,094	4.6%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SWITZERLAND — (11.7%)
COMMON STOCKS — (11.6%)
Bank Sarasin & Cie Series B	172,644	$5,080,646	0.5%
Banque Privee Edmond de Rothschild SA	157	4,058,816	0.4%
Berner Kantonalbank	24,383	4,770,531	0.4%
Clariant AG	756,817	4,695,179	0.4%
# Galenica Holding AG	15,281	4,620,503	0.4%
Kuoni Reisen Holding AG	13,201	3,867,768	0.4%
# Luzerner Kantonalbank AG	18,055	3,824,786	0.3%
PSP Swiss Property AG	141,111	6,105,200	0.6%
Romande Energie Holding SA	2,758	4,765,169	0.4%
Valiant Holding AG	57,514	9,909,695	0.9%
Other Securities		104,289,550	9.3%
TOTAL COMMON STOCKS		155,987,843	14.0%
PREFERRED STOCKS — (0.1%)
Other Securities		663,447	0.1%
TOTAL — SWITZERLAND		156,651,290	14.1%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (2.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $32,575,000 FNMA 5.00%, 05/01/23, valued at $30,970,983) to be repurchased at $30,514,390	$30,512	30,512,000	2.8%
	Shares
SECURITIES LENDING COLLATERAL — (17.6%)
§ @ DFA Short Term Investment Fund LP	235,721,235	235,721,235	21.2%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $323,792 FNMA 5.000%, 03/01/38, valued at $299,605) to be repurchased at $293,736	$294	293,730	0.0%
TOTAL SECURITIES LENDING COLLATERAL		236,014,965	21.2%
TOTAL INVESTMENTS — (100.0%) (Cost $1,640,244,915)		$1,339,410,761	120.5%

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (77.1%)
Consumer Discretionary — (10.6%)
Astral Media, Inc. Class A	179,347	$4,147,018	1.8%
Cogeco Cable, Inc.	59,756	1,549,799	0.7%
Corus Entertainment, Inc. Class B	266,300	3,115,266	1.3%
Dorel Industries, Inc. Class B	102,100	2,244,794	1.0%
Quebecor, Inc. Class B	154,693	2,524,526	1.1%
Reitmans Canada, Ltd.	182,700	2,182,759	0.9%
* RONA, Inc.	417,385	4,068,924	1.7%
# Torstar Corp. Class B	163,800	1,569,642	0.7%
Other Securities		9,904,801	4.2%
Total Consumer Discretionary		31,307,529	13.4%
Consumer Staples — (2.3%)
Jean Coutu Group PJC, Inc. Class A	451,200	2,728,987	1.2%
Maple Leaf Foods, Inc.	254,000	1,742,786	0.7%
Other Securities		2,362,630	1.0%
Total Consumer Staples		6,834,403	2.9%
Energy — (17.1%)
* Birchcliff Energy, Ltd.	326,600	1,609,561	0.7%
* Crew Energy, Inc.	240,536	1,353,052	0.6%
* Fairborne Energy, Ltd.	230,900	1,373,561	0.6%
*# First Calgary Petroleums, Ltd. Class A	884,300	2,553,193	1.1%
*# Galleon Energy, Inc. Class A	250,037	1,333,890	0.6%
*# Nuvista Energy, Ltd.	250,321	2,228,445	1.0%
# Pason Systems, Inc.	219,400	2,251,703	1.0%
*# ProEx Energy, Ltd.	192,800	1,981,907	0.9%
Savanna Energy Services Corp.	215,313	1,786,385	0.8%
ShawCor, Ltd.	207,300	3,138,824	1.4%
# Trican Well Service, Ltd.	288,471	2,704,490	1.2%
*# TriStar Oil and Gas, Ltd.	366,841	3,119,655	1.3%
*# Uranium One, Inc.	1,767,600	1,495,853	0.6%
Other Securities		23,814,669	10.0%
Total Energy		50,745,188	21.8%
Financials — (6.5%)
# AGF Management, Ltd. Class B	323,111	3,557,356	1.5%
# Canadian Western Bank	199,000	3,044,520	1.3%
Home Capital Group, Inc.	111,700	2,586,532	1.1%
Laurentian Bank of Canada	88,500	3,001,643	1.3%
# Northbridge Financial Corp.	73,600	1,827,024	0.8%
Other Securities		5,125,815	2.2%
Total Financials		19,142,890	8.2%
Health Care — (5.5%)
Biovail Corp.	484,920	4,168,067	1.8%
*# MDS, Inc.	437,208	4,566,870	2.0%
Other Securities		7,476,097	3.2%
Total Health Care		16,211,034	7.0%
Industrials — (6.1%)
Russel Metals, Inc.	195,900	3,518,821	1.5%
* Stantec, Inc.	154,600	2,481,963	1.1%
Toromont Industries, Ltd.	214,900	4,066,929	1.7%
Transcontinental, Inc. Class A	226,928	2,296,956	1.0%
Other Securities		5,573,885	2.4%
Total Industrials		17,938,554	7.7%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (6.7%)
* Celestica, Inc.	750,707	$3,631,147	1.6%
*# MacDonald Dettweiler & Associates, Ltd.	96,900	1,738,942	0.7%
*# Open Text Corp.	181,300	4,596,804	2.0%
Other Securities		10,016,633	4.3%
Total Information Technology		19,983,526	8.6%
Materials — (21.5%)
*# Alamos Gold, Inc.	327,500	1,350,431	0.6%
*# Canfor Corp.	310,074	1,767,368	0.8%
CCL Industries, Inc. Class B	93,600	2,329,710	1.0%
# Harry Winston Diamond Corp.	219,100	2,135,921	0.9%
* HudBay Minerals, Inc.	440,721	1,989,150	0.9%
IAMGOLD Corp.	1,117,000	3,706,961	1.6%
Methanex Corp.	213,400	2,423,833	1.0%
# Nova Chemicals Corp.	262,000	3,401,892	1.5%
* Pan Amer Silver Corp.	213,700	2,436,106	1.0%
*# Silver Standard Resources, Inc.	223,892	1,905,859	0.8%
* Thompson Creek Metals Company, Inc.	445,400	2,642,172	1.1%
West Fraser Timber Co., Ltd.	116,616	3,097,053	1.3%
Other Securities		34,515,479	14.9%
Total Materials		63,701,935	27.4%
Telecommunication Services — (0.0%)
Total Telecommunication Services		71,683	0.0%
Utilities — (0.8%)
*# Canadian Hydro Developers, Inc.	492,100	1,343,242	0.6%
Other Securities		977,641	0.4%
Total Utilities		2,320,883	1.0%
TOTAL COMMON STOCKS		228,257,625	98.0%
RIGHTS/WARRANTS — (0.0%)
TOTAL RIGHTS/WARRANTS		79,661	0.0%
	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $3,775,000 FNMA 6.50%, 11/01/36, valued at $2,533,771) to be repurchased at $2,496,196	$2,496	2,496,000	1.1%
	Shares
SECURITIES LENDING COLLATERAL — (22.1%)
§@ DFA Short Term Investment Fund LP	64,287,911	64,287,911	27.6%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $3,087,765 FHLMC 7.000%, 02/01/38 & FNMA 4.056%(r), 09/01/44, valued at $1,123,163) to be repurchased at $1,101,163	$1,101	1,101,140	0.5%
TOTAL SECURITIES LENDING COLLATERAL		65,389,051	28.1%
TOTAL INVESTMENTS — (100.0%) (Cost $582,126,285)		$296,222,337	127.2%

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  DECEMBER 31, 2008
  (Unaudited)
  (Amounts in thousands)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
ASSETS:
Investments at Value (including $352,544 $89,234, $14,748, $206,613 and $40,867 of securities on loan, respectively)	$1,154,394	$414,724	$481,154	$1,089,215	$207,741
Temporary Cash Investment at Value & Cost	5,628	—	398	1,108	691
Collateral Received from Securities on Loan at Value	374,298	108,921	16,372	219,404	44,952
Foreign Currencies at Value	11	28	90	74	1,755
Cash	16	—	15	16	15
Receivables:
Investment Securities Sold	11,425	976	2,044	1,008	304
Dividends, Interest and Tax Reclaims	1,693	1,125	1,835	2,403	543
Securities Lending Income	762	199	38	358	72
Fund Shares Sold	500	590	—	—	—
Total Assets	1,548,727	526,563	501,946	1,313,586	256,073
LIABILITIES:
Payables:
Fund Shares Redeemed	16,030	—	1	—	—
Upon Return of Securities Loaned	374,298	108,921	16,372	219,404	44,952
Investment Securities Purchased	—	60	—	38	2,059
Due to Advisor	92	32	41	86	16
Loan Payable	—	588	—	—	—
Futures Margin Variation	—	—	50	—	—
Accrued Expenses and Other Liabilities	97	57	43	105	26
Total Liabilities	390,517	109,658	16,507	219,633	47,053
NET ASSETS	$1,158,210	$416,905	$485,439	$1,093,953	$209,020
Investments at Cost	$1,459,343	$679,885	$826,487	$1,362,624	$489,944
Foreign Currencies at Cost	$10	$28	$109	$73		$1,775

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF ASSETS AND LIABILITIES

  OCTOBER 31, 2008

  (Amounts in thousands, except share and per share amounts)

	The Japanese Small Company Series	The Asia Pacific Small Company Series	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series
ASSETS:
Investments at Value (including $320,166, $102,837, $24,696, $223,217, and $50,836 of securities on loan, respectively)	$1,039,395	$426,362	$532,492	$1,072,884	$228,337
Temporary Cash Investments at Value & Cost	9,284	10,988	10,567	30,512	2,496
Collateral Received from Securities on Loan at Value & Cost	339,879	141,409	27,461	236,015	65,389
Foreign Currencies at Value	3,755	3,948	3,798	13,178	1,816
Cash	15	16	16	16	16
Receivables:
Investment Securities Sold	22,536	3,420	9,649	1,386	—
Dividends, Interest, and Tax Reclaims	9,110	1,356	3,003	2,673	138
Securities Lending Income	760	373	52	525	119
Fund Shares Sold	—	142	—	55	—
Fund Margin Variation	—	3	1	9	—
Prepaid Expenses and Other Assets	1	1	1	2	—
Total Assets	1,424,735	588,018	587,040	1,357,255	298,311
LIABILITIES:
Payables:
Upon Return of Securities Loaned	339,879	141,409	27,461	236,015	65,389
Investment Securities Purchased	21,593	5,272	4,060	9,436	—
Fund Shares Redeemed	137	—	24	—	—
Due to Advisor	86	43	54	104	22
Accrued Expenses and Other Liabilities	76	57	51	115	27
Total Liabilities	361,771	146,781	31,650	245,670	65,438
NET ASSETS	$1,062,964	$441,237	$555,390	$1,111,585	$232,873
Investments at Cost	$1,481,536	$689,392	$824,548	$1,373,718	$514,241
Foreign Currencies at Cost	$3,813	$3,820	$3,835	$13,582	$1,774

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

(Amounts in thousands)

	The Japanese Small Company Series		The Asia Pacific Small Company Series		The United Kingdom Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,868, $1,557, $724, $469, $61 and $0, respectively)	$24,935	$20,711	$33,506	$32,140	$34,689	$34,869
Interest	55	262	176	306	108	103
Income from Securities Lending	8,859	10,705	5,337	5,485	447	108
Total Investment Income	33,849	31,678	39,019	37,931	35,244	35,080
Expenses
Investment Advisory Services Fees	1,220	1,524	871	1,016	899	1,234
Accounting & Transfer Agent Fees	143	174	109	123	111	145
Custodian Fees	178	262	247	355	67	81
Shareholders' Reports	13	15	9	9	10	12
Directors'/Trustees' Fees & Expenses	—	9	—	12	—	13
Professional Fees	26	25	20	15	21	20
Other	23	29	23	21	9	19
Total Expenses	1,603	2,038	1,279	1,551	1,117	1,524
Net Investment Income (Loss)	32,246	29,640	37,740	36,380	34,127	33,556
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(68,518)	51,317	(38,746)	111,215	10,543	42,995
Futures	(16)	—	(283)	—	—	—
Foreign Currency Transactions	(321)	(227)	(1,429)	874	(1,788)	397
In-Kind Redemptions	1,625 *	—	4,018 *	—	6,873 *	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(374,750)	(103,081)	(649,251)	232,165	(643,213)	(51,516)
Futures	—	—	3	—	1	—
Translation of Foreign Currency Denominated Amounts	495	144	(121)	(25)	222	(10)
Net Realized and Unrealized Gain (Loss)	(441,485)	(51,847)	(685,809)	344,229	(627,362)	(8,134)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(409,239)	$(22,207)	$(648,069)	$380,609	$(593,235)	$25,422

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

(Amounts in thousands)

	The Continental Small Company Series		The Canadian Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Dividends (Net of Foreign Taxes Withheld of $8,313, $5,790, $467 and $69, respectively)	$56,505	$43,799	$2,679	$394
Interest	332	244	134	100
Income from Securities Lending	8,718	7,366	990	105
Total Investment Income	65,555	51,409	3,803	599
Expenses
Investment Advisory Services Fees	1,806	2,231	330	81
Accounting & Transfer Agent Fees	200	242	55	24
Custodian Fees	419	523	184	101
Shareholders' Reports	19	21	4	1
Directors'/Trustees' Fees & Expenses	—	24	—	3
Professional Fees	40	35	8	2
Organizational & Offering Costs	—	—	—	1
Other	26	37	10	3
Total Expenses	2,510	3,113	591	216
Net Investment Income (Loss)	63,045	48,296	3,212	383
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(48,434)	151,648	(20,515)	1,663
Futures	(358)	—	—	—
Foreign Currency Transactions	(76)	559	(433)	(413)
In-Kind Redemptions	16,564 *	—	(2,616)*	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,158,591)	126,217	(279,292)	(6,570)
Futures	9	—	—	—
Translation of Foreign Currency Denominated Amounts	(386)	83	(6)	(2)
Net Realized and Unrealized Gain (Loss)	(1,191,272)	278,507	(302,862)	(5,322)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,128,227)	$326,803	$(299,650)	$(4,939)

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The Japanese Small Company Series			The Asia Pacific Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$32,246	$29,640	$23,044	$37,740	$36,380	$23,806
Net Realized Gain (Loss) on:
Investment Securities Sold	(68,518)	51,317	62,821	(38,746)	111,215	37,029
Futures	(16)	—	—	(283)	—	—
Foreign Currency Transactions	(321)	(227)	(83)	(1,429)	874	(442)
In-Kind Redemptions	1,625 *	—	—	4,018 *	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(374,750)	(103,081)	(135,957)	(649,251)	232,165	130,890
Futures	—	—	—	3	—	—
Translation of Foreign Currency Denominated Amounts	495	144	218	(121)	(25)	15
Net Increase (Decrease) in Net Assets Resulting from Operations	(409,239)	(22,207)	(49,957)	(648,069)	380,609	191,298
Transactions in Interest:
Contributions	64,727	227,009	334,524	50,371	123,444	171,488
Withdrawals	(97,345)*	(85,703)	(50,274)	(166,219)*	(48,526)	(9,082)
Net Increase (Decrease) from Transactions in Interest	(32,618)	141,306	284,250	(115,848)	74,918	162,406
Total Increase (Decrease) in Net Assets	(441,857)	119,099	234,293	(763,917)	455,527	353,704
Net Assets
Beginning of Period	1,504,821	1,385,722	1,151,429	1,205,154	749,627	395,923
End of Period	$1,062,964	$1,504,821	$1,385,722	$441,237	$1,205,154	$749,627

*  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	The United Kingdom Small Company Series			The Continental Small Company Series			The Canadian Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Dec. 1, 2007 to Oct. 31, 2008	Period April 2, 2007(a) to Nov. 30, 2007
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$34,127	$33,556	$23,984	$63,045	$48,296	$32,787	$3,212	$383
Net Realized Gain (Loss) on:
Investment Securities Sold	10,543	42,995	30,432	(48,434)	151,648	46,115	(20,515)	1,663
Futures	—	—	—	(358)	—	—	—	—
Foreign Currency Transactions	(1,788)	397	359	(76)	559	(3)	(433)	(413)
In-Kind Redemptions	6,873 *	—	—	16,564 *	—	—	(2,616)*	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(643,213)	(51,516)	275,001	(1,158,591)	126,217	455,015	(279,292)	(6,570)
Futures	1	—	—	9	—	—	—	—
Translation of Foreign Currency Denominated Amounts	222	(10)	23	(386)	83	130	(6)	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	(593,235)	25,422	329,799	(1,128,227)	326,803	534,044	(299,650)	(4,939)
Transactions in Interest:
Contributions	52,563	36,898	158,726	131,960	103,548	375,913	341,843	222,468
Withdrawals	(62,518)*	(21,566)	(13,737)	(148,270)*	(49,423)	(16,701)	(22,849)*	(4,000)
Net Increase (Decrease) from Transactions in Interest	(9,955)	15,332	144,989	(16,310)	54,125	359,212	318,994	218,468
Total Increase (Decrease) in Net Assets	(603,190)	40,754	474,788	(1,144,537)	380,928	893,256	19,344	213,529
Net Assets
Beginning of Period	1,158,580	1,117,826	643,038	2,256,122	1,875,194	981,938	213,529	—
End of Period	$555,390	$1,158,580	$1,117,826	$1,111,585	$2,256,122	$1,875,194	$232,873	$213,529

*  See Note K in the Notes to Financial Statements.

See page 57 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY

  FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series							The Asia Pacific Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	(26.87	)%(C)	(1.16)%	(2.28)%	31.03%	32.73%	47.87%	(57.75	)%(C)	47.23%	38.26%	9.30%	27.40%	61.47%
Net Assets, End of Period (thousands)	$1,062,964		$1,504,821	$1,385,722	$1,151,429	$605,132	$283,699	$441,237		$1,205,154	$749,627	$395,923	$282,999	$156,765
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.13%	0.14%	0.22%	0.27%	0.28%	0.15	%(B)	0.15%	0.17%	0.27%	0.32%	0.31%
Ratio of Net Investment Income to Average Net Assets	2.64	%(B)	1.94%	1.68%	1.51%	1.45%	1.41%	4.33	%(B)	3.58%	4.19%	4.33%	3.82%	3.35%
Portfolio Turnover Rate	10	%(C)	9%	9%	6%	5%	16%	20	%(C)	25%	14%	10%	11%	15%
	The United Kingdom Small Company Series							The Continental Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Total Return	(50.77	)%(C)	2.42%	44.80%	12.88%	29.68%	44.65%	(49.66	)%(C)	17.49%	47.10%	18.97%	36.57%	52.86%
Net Assets, End of Period (thousands)	$555,390		$1,158,580	$1,117,826	$643,038	$377,763	$160,917	$1,111,585		$2,256,122	$1,875,194	$981,938	$654,644	$448,407
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.12%	0.13%	0.22%	0.27%	0.26%	0.14	%(B)	0.14%	0.15%	0.24%	0.26%	0.30%
Ratio of Net Investment Income to Average Net Assets	3.79	%(B)	2.72%	2.70%	3.19%	2.70%	3.25%	3.49	%(B)	2.16%	2.27%	2.16%	2.09%	2.49%
Portfolio Turnover Rate	25	%(C)	12%	8%	12%	7%	7%	18	%(C)	12%	7%	18%	9%	11%

See Page 57 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series
	Period Dec. 1, 2007 to Oct. 31, 2008		Period April 2, 2007(a) to Nov. 30, 2007
Total Return	(56.44	)%(C)	10.20	%(C)
Net Assets, End of Period (thousands)	$232,873		$213,529
Ratio of Expenses to Average Net Assets	0.18	%(B)	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.97	%(B)	0.47	%(B)(E)
Portfolio Turnover Rate	21	%(C)	6	%(C)

See Page 57 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

  THE DFA INVESTMENT TRUST COMPANY
  NOTES TO FINANCIAL STATEMENTS
  OCTOBER 31, 2008

A.  Organization:

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eighteen investment portfolios, of which five are included in this report (the "Series"):

International Equity Portfolios

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolios that are listed on NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Portfolios price their shares at the close of the NYSE, the Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of a Portfolio. When a Portfolio uses fair value pricing, the values assigned to the Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Series' net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
The Japanese Small Company Series	$1,816	$1,386,742	—	$1,388,558	—	—	—	—
The Asia Pacific Small Company Series	3,430	575,328	—	578,758	$3	—	—	$3
The United Kingdom Small Company Series	7,156	563,364	—	570,520	1	—	—	1
The Continental Small Company Series	11,975	1,327,436	—	1,339,411	9	—	—	9
The Canadian Small Company Series	228,337	67,885	—	296,222	—	—	—	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, and forwards which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors'/Trustees' Fees & Expenses for the year ended November 30, 2007.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Trustees have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Trust or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the period December 1, 2007 to October 31, 2008, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The Japanese Small Company Series	0.10%

The Asia Pacific Small Company Series	0.10%

The United Kingdom Small Company Series	0.10%

The Continental Small Company Series	0.10%

The Canadian Small Company Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the period December 1, 2007 to October 31, 2008, the total related amounts paid by the Trust to the CCO were $106 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D.  Deferred Compensation:

At October 31, 2008, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The Japanese Small Company Series	$19
The Asia Pacific Small Company Series	14
The United Kingdom Small Company Series	14
The Continental Small Company Series	29
The Canadian Small Company Series	5

E.  Purchases and Sales of Securities:

For the period December 1, 2007 to October 31, 2008, the Series made the following purchases and sales of investment securities other than short-term securities (amounts in thousands):

	Purchases	Sales
The Japanese Small Company Series	$130,404	$143,170
The Asia Pacific Small Company Series	186,360	282,035
The United Kingdom Small Company Series	254,559	246,764
The Continental Small Company Series	359,725	350,354
The Canadian Small Company Series	385,418	73,101

There were no purchases or sales of U.S. Government Securities during the period ended October 31, 2008.

F.  Federal Income Taxes:

The Series are treated as partnerships for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

Some of the Series' investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2008, the following Series' had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the period December 1, 2007 to October 31, 2008, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
The Japanese Small Company Series	$801	$1,131
The Asia Pacific Small Company Series	108	188
The United Kingdom Small Company Series	4,045	3,276
The Continental Small Company Series	669	25

At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
The Japanese Small Company Series	$1,832,932	$50,880	$(495,254)	$(444,374)
The Asia Pacific Small Company Series	841,797	34,402	(297,440)	(263,038)
The United Kingdom Small Company Series	862,577	40,352	(332,409)	(292,057)
The Continental Small Company Series	1,640,246	150,203	(451,038)	(300,835)
The Canadian Small Company Series	582,126	554	(286,458)	(285,904)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Series' tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Series' financial statements.

G.  Financial Instruments:

In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 31, 2008.

2.  Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

3.  Futures Contracts:  During the period ended October 31, 2008, the Series entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Series deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements.

At October 31, 2008, the following funds had the following outstanding futures contracts (dollar amounts in thousands):

Fund	Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)	Approximate Cash Collateral
The Asia Pacific Small Company Series	S&P 500 Index®	12/19/2008	22	$5,320	$3	$545
The United Kingdom Small Company Series	S&P 500 Index®	12/19/2008	12	2,902	1	297
The Continental Small Company Series	S&P 500 Index®	12/19/2008	79	19,104	9	1,955

H.  Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. For the period ended October 31, 2008, there were no borrowings by the Series under this line of credit.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the period December 1, 2007 to October 31, 2008, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The Japanese Small Company Series	3.08%	$1,444	29	$4	$5,273
The Asia Pacific Small Company Series	3.61%	2,912	15	4	6,179
The United Kingdom Small Company Series	3.50%	681	10	1	4,103
The Continental Small Company Series	4.09%	971	11	1	3,466
The Canadian Small Company Series	3.72%	2,074	1	—	2,074

There were no outstanding borrowings by the Series under this line of credit at October 31, 2008.

I.  Securities Lending:

As of October 31, 2008, some of the Series had securities on loan to brokers/dealers, for which each Series held cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to

U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series' investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J.  Indemnitees; Contractual Obligations:

Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K.  In-Kind Redemptions:

In accordance with guidelines described in the Series' prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the period December 1, 2007 to October 31, 2008, the following Series realized net gains (losses) of in-kind redemptions (amounts in thousands):

The Japanese Small Company Series	$1,625
The Asia Pacific Small Company Series	4,018
The United Kingdom Small Company Series	6,873
The Continental Small Company Series	16,564
The Canadian Small Company Series	(2,616)

L.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Series' financial statements has not been determined.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Series, as defined and
Board of Trustees of The DFA Investment Trust Company:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series and The Canadian Small Company Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

FUND MANAGEMENT
(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2008.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were five Performance Committee meetings held during the fiscal year ended October 31, 2008.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 61	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 69	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 65	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 64	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	96 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 67	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 55	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	96 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 61	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund II PLC. Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

April A. Aandal Vice President Age: 35	Since 2008	Vice President of all the DFA Entities.

Darryl D. Avery Vice President Age: 42	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 41	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

David P. Butler Vice President Age: 44	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 46	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 36	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional.

Robert P. Cornell Vice President Age: 59	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 42	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 51	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 51	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Vice President Age: 38	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 54	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 43	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 47	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Jed S. Fogdall Vice President Age: 34	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004); Graduate Student at the University of California, Los Angeles (2002-2003).

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities.

Mark R. Gochnour Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 41	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).

Darla Hastings Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 34	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional.

Patrick M. Keating Vice President Age: 53	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada Inc. Director of DFA Australia Limited.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional.

Michael F. Lane Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Vice President Age: 33	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).

Inmoo Lee Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003).

Aaron M. Marcus Vice President & Head of Global Human Resources Age: 38	Since 2008	Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 51	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 44	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 31	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 34	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya Park Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

David A. Plecha Vice President Age: 47	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Ted Randall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Eduardo A. Repetto Vice President and Chief Investment Officer Age: 41	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada Inc. Formerly, Research Associate for Dimensional (June 2000 to April 2002).

L. Jacobo Rodriguez Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.

Ted R. Simpson Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).

Bryce D. Skaff Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.

Carl G. Snyder Vice President Age: 45	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Bradley G. Steiman Vice President Age: 35	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc.

Karen E. Umland Vice President Age: 42	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 57	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).

Paul E. Wise Vice President Age: 53	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

  NOTICE TO SHAREHOLDERS
  (Unaudited)

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the period December 1, 2007 to October 31, 2008, the Portfolio is designating the following items with regard to distributions paid during the period.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying Dividend Income(1)	Foreign Tax Credit(2)	Qualifying Interest Income(3)	Qualifying Short-Term Capital Gain(4)
International Small Company Portfolio	29%	8%	63%	100%	19%	5%	1%	21%

(1)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the fund to designate the maximum amount permitted by law.

(2)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of short-term capital gain and net investment income distributions).

(3)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(4)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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PORTFOLIOS OF INVESTMENTS

SA U.S. Fixed Income Fund

SA Global Fixed Income Fund

SA U.S. Market Fund

SA U.S. Value Fund

SA U.S. Small Company Fund

SA International Value Fund

SA International Small Company Fund

SA Emerging Markets Value Fund

SA Real Estate Securities Fund

LWI Financial Inc. ■ 3055 Olin Avenue, Suite 2000 ■ San Jose, California 95128 ■ 800.366.7266

SA Funds are sponsored by LWI Financial Inc. and distributed by Loring Ward Securities Inc., member FINRA/SIPC

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.  Schedule of Investments.

SA U.S. Market Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 95.8%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc. - Class A*	500	$3,075
inVentiv Health, Inc.*	1,000	11,540
Lamar Advertising Co., Class A*	2,400	30,144
Omnicom Group, Inc.	9,600	258,432
The Interpublic Group of Cos., Inc.*	5,700	22,572
		325,763
Aerospace/Defense — 2.2%
AAR Corp.*	1,100	20,251
Alliant Techsystems, Inc.*	1,075	92,192
BE Aerospace, Inc.*	2,400	18,456
Boeing Co.	22,700	968,609
Curtiss-Wright Corp.	1,576	52,622
General Dynamics Corp.	12,000	691,080
Goodrich Corp.	4,200	155,484
Hexcel Corp.*	3,100	22,909
Honeywell International, Inc.	22,300	732,109
Moog, Inc., Class A*	1,500	54,855
Northrop Grumman Corp.	12,544	564,982
Orbital Sciences Corp.*	2,300	44,919
Raytheon Co.	17,100	872,784
Rockwell Collins	5,300	207,177
Teledyne Technologies, Inc.*	1,700	75,735
TransDigm Group, Inc.*	1,300	43,641
Triumph Group, Inc.	200	8,492
United Technologies Corp.	39,540	2,119,344
		6,745,641
Agricultural Operations — 0.4%
AGCO Corp.*	3,600	84,924
Bunge Ltd.	700	36,239
CF Industries Holdings, Inc.	1,900	93,404
Monsanto Co.	16,034	1,127,992
		1,342,559
Airlines — 0.3%
AirTran Holdings, Inc.*	3,800	16,872
Alaska Air Group, Inc.*	1,700	49,725
AMR Corp.*	9,500	101,365
Continental Airlines, Inc., Class B*	4,100	74,046
Delta Air Lines, Inc.*	17,400	199,404
JetBlue Airways Corp.*	7,550	53,605
Republic Airways Holdings, Inc.*	1,700	18,139
SkyWest, Inc.	1,900	35,340
Southwest Airlines Co.	30,500	262,910
UAL Corp.	3,610	39,782
US Airways Group, Inc.*	3,200	24,736
		875,924
Auto & Related — 0.7%
Advance Auto Parts, Inc.	3,700	124,505
Asbury Automotive Group, Inc.	900	4,113
AutoZone, Inc.*	2,000	278,940
Avis Budget Group, Inc.*	3,804	2,663
BorgWarner, Inc.	4,400	95,788
CarMax, Inc.*	5,546	43,702
Cummins Engine Co., Inc.	3,700	98,901
Ford Motor Co.*	70,940	162,453
General Motors Corp.	22,600	72,320
Harley-Davidson, Inc.	7,800	132,366
Johnson Controls, Inc.	19,800	359,568
Lear Corp.*	2,700	3,807
Monaco Coach Corp.	400	204
Navistar International Corp.*	1,500	32,070
O’Reilly Automotive, Inc.*	3,600	110,664
Oshkosh Truck Corp.	2,600	23,114
PACCAR, Inc.	11,407	326,240
Penske Automotive Group, Inc.	3,200	24,576
Rent-A-Center, Inc.*	1,700	30,005
Thor Industries, Inc.	1,600	21,088
TRW Automotive Holdings Corp.*	3,700	13,320
United Rentals, Inc.*	3,200	29,184
Wabash National Corp.	300	1,350
WABCO Holdings, Inc.	2,666	42,096
		2,033,037
Banks/Savings & Loans — 3.1%
AMCORE Financial, Inc.	514	1,861
Associated Banc-Corp	4,619	96,676
Astoria Financial Corp.	3,700	60,976
BancorpSouth, Inc.	2,700	63,072
Bank of America Corp.	63,121	888,744
Bank of New York Mellon Corp.	32,150	910,809
BB&T Corp.	20,911	574,216
Beneficial Mutual Bancorp, Inc.*	300	3,375
BOK Financial Corp.	2,242	90,577
Boston Private Financial Holdings, Inc.	1,300	8,892
Brookline Bancorp, Inc.	1,500	15,975
Capitol Federal Financial	2,500	114,000
Cathay Bancorp, Inc.	1,950	46,312
Central Pacific Financial Corp.	300	3,012
Chemical Financial Corp.	315	8,782
City National Corp.	1,600	77,920
Comerica, Inc.	3,400	67,490
Commerce Bancshares, Inc.	3,272	143,804
Community Bank Systems, Inc.	400	9,756
CVB Financial Corp.	2,416	28,750
Dime Community Bancshares	600	7,980
East West Bancorp, Inc.	2,200	35,134
F.N.B. Corp.	1,851	24,433
Fifth Third Bancorp	16,207	133,870
First Financial Bancorp	630	7,806
First Horizon National Corp.	4,827	51,022
First Midwest Bancorp, Inc.	1,500	29,955
First Niagara Financial Group, Inc.	3,500	56,595
FirstMerit Corp.	3,000	61,770
Fulton Financial Corp.	6,667	64,137
Glacier Bancorp, Inc.	1,875	35,663
Hancock Holding Co.	800	36,368
Harleysville National Corp.	463	6,686
Hudson City Bancorp, Inc.	22,607	360,808
Huntington Bancshares, Inc.	13,392	102,583
International Bancshares Corp.	2,750	60,032
Investors Bancorp, Inc.*	3,600	48,348
M&T Bank Corp.	3,000	172,230
MB Financial, Inc.	1,450	40,528
National City Corp.	11,973	21,671
National Penn Bancshares, Inc.	1,723	25,001
NBT Bancorp, Inc.	600	16,776
New York Community Bancorp, Inc.	11,765	140,709
NewAlliance Bancshares, Inc.	3,600	47,412
Northern Trust Corp.	7,100	370,194
Northwest Bancorp, Inc.	1,900	40,622
Old National Bancorp	2,307	41,895
Oritani Financial Corp.*	807	13,598
Pacific Capital Bancorp	1,666	28,122
PacWest Bancorp	1,200	32,280
People’s United Financial, Inc.	10,710	190,959
PNC Bank Corp.	13,536	663,264
Prosperity Bancshares, Inc.	1,500	44,385
Provident Bankshares Corp.	400	3,864
Provident Financial Services, Inc.	2,300	35,190

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
Regions Financial Corp.	27,816	$221,415
S&T Bancorp, Inc.	915	32,483
Sovereign Bancorp, Inc.*	1,400	4,172
Sterling Bancshares, Inc.	2,250	13,680
Sterling Financial Corp. - WA	1,660	14,608
SunTrust Banks, Inc.	6,926	204,594
SVB Financial Group*	900	23,607
TCF Financial Corp.	4,700	64,202
TFS Financial Corp.	3,195	41,215
TrustCo Bank Corp. NY	2,380	22,634
Trustmark Corp.	1,900	41,021
U.S. Bancorp	70,915	1,773,584
UCBH Holdings, Inc.	2,620	18,026
UMB Financial Corp.	1,600	78,624
Umpqua Holdings Corp.	1,400	20,258
United Bankshares, Inc.	1,500	49,830
United Community Banks, Inc.	1,573	21,361
Valley National Bancorp	4,922	99,670
Wachovia Corp.	73,258	405,849
Washington Federal, Inc.	2,947	44,087
Webster Financial Corp.	710	9,784
WesBanco, Inc.	100	2,721
Westamerica Bancorporation	1,000	51,150
Western Alliance Bancorp*	1,000	10,090
Wintrust Financial Corp.	300	6,171
Zions Bancorporation	2,707	66,349
		9,608,074
Broadcasting — 0.9%
Comcast Corp., Class A	57,691	973,824
Comcast Corp., Class A Special	23,150	373,873
Cox Radio, Inc., Class A*	800	4,808
DISH Network Corp., Class A*	6,900	76,521
Hearst-Argyle Television, Inc.	1,600	9,696
Liberty Global, Inc., Series A*	3,795	60,416
Liberty Global, Inc., Series C*	5,373	81,562
Liberty Media Holding Corp. - Capital, Series A*	4,700	22,137
Mediacom Communications Corp.*	2,700	11,610
Sinclair Broadcast Group, Inc., Class A	1,000	3,100
The DIRECTV Group, Inc.*	48,899	1,120,276
TiVo, Inc.*	2,700	19,332
World Wrestling Federation Entertainment, Inc.	1,500	16,620
		2,773,775
Building & Construction — 0.5%
Aecom Technology Corp.*	2,900	89,117
Cavco Industries, Inc.*	100	2,689
Centex Corp.	2,000	21,280
D.R. Horton, Inc.	12,500	88,375
Dycom Industries, Inc.*	700	5,754
Emcor Group, Inc.*	1,200	26,916
Granite Construction Inc.	500	21,965
Insituform Technologies, Inc., Class A*	1,000	19,690
Jacobs Engineering Group, Inc.*	4,100	197,210
KB Home	2,200	29,964
Lennar Corp., Class A	1,000	8,670
Lennar Corp., Class B	800	5,176
M.D.C. Holdings, Inc.	1,057	32,027
Martin Marietta Materials, Inc.	1,200	116,496
Masco Corp.	5,800	64,554
NCI Building Systems, Inc.*	200	3,260
NVR, Inc.*	100	45,625
Perini Corp.*	110	2,572
Pulte Corp.	3,300	36,069
Quanex Building Products Corp.	1,450	13,586
Simpson Manufacturing Co., Inc.	1,400	38,864
Texas Industries, Inc.	600	20,700
The Ryland Group, Inc.	1,200	21,204
The Shaw Group, Inc.*	3,200	65,504
Toll Brothers, Inc.*	5,200	111,436
Trex Co., Inc.*	100	1,646
URS Corp.*	2,200	89,694
USG Corp.*	2,600	20,904
Vulcan Materials Co.	2,991	208,114
		1,409,061
Business Services — 1.0%
Acxiom Corp.	900	7,299
AMN Healthcare Services, Inc.*	1,200	10,152
Automatic Data Processing, Inc.	14,000	550,760
Brady Corp., Class A	1,600	38,320
Cintas Corp.	4,600	106,858
Concur Technologies, Inc.*	1,500	49,230
CSG Systems International, Inc.*	1,800	31,446
Ecolab, Inc.	9,200	323,380
Expeditors International of Washington, Inc.	6,900	229,563
Fair Isaac Corp.	750	12,645
Fiserv, Inc.*	4,950	180,031
FTI Consulting, Inc.*	1,300	58,084
Gartner, Inc., Class A*	4,600	82,018
Global Payments, Inc.	2,480	81,319
Hudson Highland Group, Inc.*	270	905
Iron Mountain, Inc.*	7,175	177,438
Korn/Ferry International*	400	4,568
Manpower, Inc.	2,700	91,773
Mastercard, Inc.	2,800	400,204
MAXIMUS, Inc.	400	14,044
MPS Group, Inc.*	3,900	29,367
Navigant Consulting, Inc.*	1,613	25,598
Paychex, Inc.	13,150	345,582
Resources Connection, Inc.*	1,600	26,208
Robert Half International, Inc.	4,900	102,018
SEI Investments Co.	5,400	84,834
TeleTech Holdings, Inc.*	1,900	15,865
Tetra Tech, Inc.*	2,300	55,545
The Corporate Executive Board Co.	800	17,648
TrueBlue, Inc.*	2,300	22,011
Watson Wyatt & Co. Holdings	1,500	71,730
		3,246,443
Chemicals — 1.3%
A. Schulman, Inc.	200	3,400
Air Products & Chemicals, Inc.	8,100	407,187
Airgas, Inc.	2,800	109,172
Albemarle Corp.	3,000	66,900
Arch Chemicals, Inc.	200	5,214
Ashland, Inc.	782	8,219
Cabot Corp.	2,400	36,720
Cabot Microelectronics Corp.*	300	7,821
Celanese Corp.	5,100	63,393
Cytec Industries, Inc.	2,000	42,440
Dionex Corp.*	600	26,910
Dow Chemical Co.	22,400	338,016
E.I. du Pont de Nemours & Co.	32,900	832,370
Eastman Chemical Co.	2,900	91,959
Ferro Corp.	1,500	10,575
FMC Corp.	2,500	111,825
H.B. Fuller Co.	2,300	37,053
Kronos Worldwide, Inc.	1,422	16,566
Lubrizol Corp.	2,600	94,614

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
Minerals Technologies, Inc.	600	$24,540
Nalco Holding Co.	3,490	40,275
NL Industries, Inc.	320	4,288
Olin Corp.	2,100	37,968
OM Group, Inc.*	400	8,444
Praxair, Inc.	9,700	575,792
Rockwood Holdings, Inc.*	2,800	30,240
Rohm & Haas Co.	8,000	494,320
RPM, Inc.	4,400	58,476
Sigma-Aldrich Corp.	3,800	160,512
Terra Industries, Inc.	3,400	56,678
The Mosaic Co.	4,400	152,240
The Valspar Corp.	3,200	57,888
Valhi, Inc.	3,660	39,162
W.R. Grace & Co.*	700	4,179
Westlake Chemical Corp.	2,100	34,209
Zep, Inc.	500	9,655
		4,099,220
Commercial Services — 0.5%
Alliance Data Systems Corp.*	2,700	125,631
Arbitron, Inc.	900	11,952
Brink’s Home Security Holdings, Inc.*	1,600	35,072
Broadridge Financial Solutions, Inc.	4,875	61,133
Coinstar, Inc.*	1,000	19,510
Convergys Corp.*	3,200	20,512
DynCorp International, Inc.*	1,500	22,755
Euronet Worldwide, Inc.*	200	2,322
Fluor Corp.	5,400	242,298
Healthcare Services Group	497	7,917
Heartland Payment Systems, Inc.	1,400	24,500
Hewitt Associates, Inc., Class A*	2,080	59,030
Live Nation, Inc.*	3,200	18,368
Mobile Mini, Inc.*	1,000	14,420
Moody’s Corp.	6,200	124,558
Morningstar, Inc.*	1,200	42,600
PHH Corp.*	1,567	19,948
Plexus Corp.*	800	13,560
Polycom, Inc.*	3,400	45,934
Quanta Services, Inc.*	5,834	115,513
SAIC, Inc.*	1,500	29,220
TETRA Technologies, Inc.*	2,600	12,636
The Western Union Co.	21,308	305,557
Viad Corp.	400	9,896
Weight Watchers International, Inc.	2,500	73,550
		1,458,392
Communication Services — 0.0%
Frontier Communications Corp.	10,500	91,770
JDS Uniphase Corp.*	7,586	27,689
Macrovision Solutions Corp.*	2,217	28,045
		147,504
Communications Equipment — 0.1%
Arris Group, Inc.*	3,500	27,825
Atheros Communications, Inc.*	2,000	28,620
Ceradyne, Inc.*	300	6,093
General Cable Corp.*	1,400	24,766
L-3 Communications Holdings, Inc.	4,100	302,498
MasTec, Inc.*	2,200	25,476
Tekelec*	2,000	26,680
ViaSat, Inc.*	200	4,816
		446,774
Computer Equipment — 1.1%
Adaptec, Inc.*	1,100	3,630
Data Domain, Inc.*	768	14,438
Electronics for Imaging, Inc.*	100	956
EMC Corp.*	66,033	691,366
Emulex Corp.*	1,800	12,564
Imation Corp.	500	6,785
Ingram Micro, Inc., Class A*	6,300	84,357
Insight Enterprises, Inc.*	800	5,520
Intel Corp.	155,700	2,282,562
MEMC Electronic Materials, Inc.*	7,100	101,388
Mentor Graphics Corp.*	3,500	18,095
MTS Systems Corp.	152	4,049
Palm, Inc.*	3,400	10,438
SanDisk Corp.*	7,800	74,880
Semtech Corp.*	1,000	11,270
Silicon Storage Technology, Inc.*	1,300	2,977
Synaptics, Inc.*	450	7,452
Varian Semiconductor Equipment Associates, Inc.*	2,125	38,505
Western Digital Corp.*	7,900	90,455
Whitney Holding Corp.	1,425	22,786
		3,484,473
Computer Services — 1.3%
Affiliated Computer Services, Inc., Class A*	3,200	147,040
Aspen Technology, Inc.*	3,000	22,260
Avocent Corp.*	1,100	19,701
Black Box Corp.	300	7,836
Brocade Communications Systems, Inc.*	8,225	23,030
Cisco Systems, Inc.*	163,921	2,671,912
Cognizant Technology Solutions Corp., Class A*	9,400	169,764
Computer Sciences Corp.*	5,500	193,270
Compuware Corp.*	9,700	65,475
Diebold, Inc.	2,100	58,989
DST Systems, Inc.*	2,000	75,960
Extreme Networks, Inc.*	3,400	7,956
FactSet Research Systems, Inc.	1,050	46,452
Fidelity National Information Services, Inc.	7,678	124,921
IHS, Inc., Class A*	1,600	59,872
Jack Henry & Associates, Inc.	3,100	60,171
Manhattan Associates, Inc.*	300	4,743
MICROS Systems, Inc.*	2,200	35,904
NCR Corp.*	6,900	97,566
NETGEAR, Inc.*	1,000	11,410
Perot Systems Corp., Class A*	4,500	61,515
Sapient Corp.*	4,000	17,760
SRA International, Inc., Class A*	1,400	24,150
Sybase, Inc.*	3,100	76,787
Sykes Enterprises, Inc.*	1,100	21,032
Syntel, Inc.	1,400	32,368
Wind River Systems, Inc.*	3,300	29,799
		4,167,643
Computer Software — 3.5%
3Com Corp.*	14,100	32,148
ACI Worldwide, Inc.*	900	14,310
Activision Blizzard, Inc.*	37,088	320,440
Adobe Systems, Inc.*	16,508	351,455
Advent Software, Inc.*	400	7,988
ANSYS, Inc.*	3,000	83,670
Autodesk, Inc.*	7,300	143,445
Blackboard, Inc.*	1,000	26,230
BMC Software, Inc.*	5,800	156,078
CA, Inc.	15,490	287,030
Citrix Systems, Inc.*	6,400	150,848
Electronic Arts, Inc.*	5,200	83,408
Informatica Corp.*	3,100	42,563

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computer Software (Continued)
Intermec, Inc.*	1,800	$23,904
Intuit, Inc.*	13,200	314,028
L-1 Identity Solutions, Inc.*	2,731	18,407
Lawson Software, Inc.*	7,000	33,180
McAfee, Inc.*	6,400	221,248
Metavante Technologies, Inc.*	3,200	51,552
Microsoft Corp.	231,300	4,496,472
National Instruments Corp.	2,850	69,426
NetApp, Inc.*	8,600	120,142
Novell, Inc.*	10,700	41,623
Nuance Communications, Inc.*	7,700	79,772
NVIDIA Corp.*	19,500	157,365
Omniture, Inc.*	1,900	20,216
Oracle Corp.*	151,160	2,680,067
Parametric Technology Corp.*	3,480	44,022
Progress Software Corp.*	1,300	25,038
Quest Software, Inc.*	3,100	39,029
Red Hat, Inc.*	5,100	67,422
Salesforce.com, Inc.*	3,800	121,638
Symantec Corp.*	27,321	369,380
Take-Two Interactive Software, Inc.	2,150	16,254
Teradata Corp.*	5,700	84,531
THQ, Inc.*	1,850	7,752
TIBCO Software, Inc.*	7,500	38,925
Ulticom, Inc.*	500	2,550
Verint Systems, Inc.*	1,000	7,000
		10,850,556
Computers — 3.1%
Apple, Inc.*	26,400	2,253,240
Dell, Inc.*	58,400	598,016
Hewlett-Packard Co.	90,883	3,298,144
International Business Machines Corp.	40,500	3,408,480
Sun Microsystems, Inc.*	29,900	114,218
		9,672,098
Construction Materials — 0.0%
Eagle Materials, Inc.	1,593	29,327

Consumer Products — 3.3%
Avon Products, Inc.	12,300	295,569
Blyth, Inc.	1,500	11,760
Central Garden & Pet Co.*	200	1,172
Central Garden & Pet Co., Class A*	400	2,360
Clorox Co.	6,100	338,916
Colgate-Palmolive Co.	20,600	1,411,924
Energizer Holdings, Inc.*	2,000	108,280
Estee Lauder Companies, Inc., Class A	3,600	111,456
Fortune Brands, Inc.	4,500	185,760
Fossil, Inc.*	2,600	43,420
Hasbro, Inc.	5,700	166,269
IDEXX Laboratories, Inc.*	1,600	57,728
International Flavors & Fragrances, Inc.	3,500	104,020
Jarden Corp.*	2,655	30,533
Mattel, Inc.	13,100	209,600
Newell Rubbermaid, Inc.	8,200	80,196
Procter & Gamble Co.	111,805	6,911,785
Russ Berrie & Co., Inc.*	400	1,188
Sally Beauty Holdings, Inc.*	6,300	35,847
The Scotts Co., Class A	2,200	65,384
Tupperware Corp.	1,700	38,590
		10,211,757
Containers & Glass — 0.1%
Crown Holdings, Inc.*	4,700	90,240
Owens-Illinois, Inc.*	5,800	158,514
Silgan Holdings, Inc.	1,200	57,372
		306,126
Containers-Paper/Plastic — 0.1%
Bemis Co., Inc.	3,800	89,984
Pactiv Corp.*	4,500	111,960
Rock-Tenn Co., Class A	1,400	47,852
Sealed Air Corp.	4,800	71,712
Sonoco Products Co.	2,400	55,584
		377,092
Distribution/Wholesale — 0.3%
Central European Distribution Corp.*	1,400	27,580
Fastenal Co.	5,100	177,735
Genuine Parts Co.	5,900	223,374
Grainger, Inc.	2,500	197,100
LKQ Corp.*	3,900	45,474
Owens & Minor, Inc.	1,500	56,475
Pool Corp.	1,200	21,564
ScanSource, Inc.*	200	3,854
United Natural Foods, Inc.*	1,600	28,512
United Stationers, Inc.*	500	16,745
Watsco, Inc.	800	30,720
WESCO International, Inc.*	1,500	28,845
		857,978
Diversified Operations — 2.0%
3M Co.	25,400	1,461,516
Actuant Corp., Class A	2,400	45,648
Acuity Brands, Inc.	1,000	34,910
Barnes Group, Inc.	1,900	27,550
Carlisle Cos., Inc.	1,200	24,840
Chemed Corp.	400	15,908
Corning, Inc.	51,360	489,461
Covanta Holding Corp.*	5,690	124,952
Crane Co.	1,300	22,412
Danaher Corp.	10,200	577,422
ESCO Technologies, Inc.*	800	32,760
Esterline Technologies Corp.*	900	34,101
Federal Signal Corp.	900	7,389
Griffon Corp.*	653	6,092
Harsco Corp.	2,000	55,360
Hawaiian Electric Industries, Inc.	2,800	61,992
Illinois Tool Works, Inc.	16,700	585,335
ITT Industries, Inc.	5,900	271,341
KBR, Inc.	6,076	92,355
Lancaster Colony Corp.	500	17,150
Leucadia National Corp.*	7,800	154,440
Lockheed Martin Corp.	15,500	1,303,240
Mathews International Corp., Class A	700	25,676
Pentair, Inc.	3,700	87,579
PerkinElmer, Inc.	4,500	62,595
PPG Industries, Inc.	5,600	237,608
Roper Industries, Inc.	3,100	134,571
Sensient Technologies Corp.	1,800	42,984
Teleflex, Inc.	900	45,090
Textron, Inc.	6,600	91,542
Tredegar Corp.	400	7,272
Trinity Industries, Inc.	2,400	37,824
Universal Corp.	800	23,896
Vector Group Ltd.	1,667	22,705
Walter Industries, Inc.	1,900	33,269
		6,298,785
Education — 0.3%
Apollo Group, Inc., Class A*	6,550	501,861
Career Education Corp.*	2,500	44,850

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Education (Continued)
Corinthian Colleges, Inc.*	3,100	$50,747
DeVry, Inc.	2,400	137,784
ITT Educational Services, Inc.*	1,100	104,478
Strayer Education, Inc.	400	85,764
The Geo Group, Inc.*	800	14,424
Universal Technical Institute, Inc.*	1,000	17,170
		957,078
Electric Utilities — 0.2%
ALLETE, Inc.	1,000	32,270
Great Plains Energy, Inc.	3,984	77,011
Integrys Energy Group, Inc.	1,377	59,183
NSTAR	4,300	156,907
Ormat Technologies, Inc.	1,200	38,244
Portland General Electric Co.	2,100	40,887
Weststar Energy, Inc.	3,700	75,887
		480,389
Electrical Equipment — 1.7%
A.O. Smith Corp.	700	20,664
Advanced Energy Industries, Inc.*	1,800	17,910
Avid Technology, Inc.*	1,700	18,547
Checkpoint Systems, Inc.*	600	5,904
Cooper Industries Ltd.	4,500	131,535
Ener1, Inc.*	300	2,145
FLIR Systems, Inc.*	5,000	153,400
General Electric Co.	285,499	4,625,084
GrafTech International Ltd.*	3,700	30,784
Lincoln Electric Holdings, Inc.	1,300	66,209
Littelfuse, Inc.*	400	6,640
Microchip Technology, Inc.	5,350	104,485
Molex, Inc.	3,000	38,850
Molex, Inc., Class A	2,400	34,776
Power Integrations, Inc.	400	7,952
Rogers Corp.*	300	8,331
Vicor Corp.	200	1,322
Xilinx, Inc.	8,800	156,816
		5,431,354
Electronics — 1.9%
Agilent Technologies, Inc.*	12,100	189,123
Altera Corp.	9,200	153,732
American Superconductor Corp.*	500	8,155
AMETEK, Inc.	3,750	113,287
Amkor Technology, Inc.*	7,500	16,350
Amphenol Corp., Class A	5,900	141,482
Analog Devices, Inc.	9,300	176,886
Anixter International Inc.*	1,100	33,132
Applied Materials, Inc.	40,800	413,304
Applied Micro Circuits Corp.*	2,950	11,594
Arrow Electronics, Inc.*	3,600	67,824
Atmel Corp.*	19,500	61,035
ATMI, Inc.*	1,500	23,145
Avnet, Inc.*	5,522	100,556
AVX Corp.	4,800	38,112
Belden, Inc.	1,500	31,320
Benchmark Electronics, Inc.*	1,050	13,408
Broadcom Corp., Class A*	12,450	211,276
Brooks Automation, Inc.*	2,500	14,525
Cogent, Inc.*	1,800	24,426
Coherent, Inc.*	400	8,584
Conexant Systems, Inc.*	281	192
Cree, Inc.*	2,600	41,262
Cubic Corp.	500	13,600
Cymer, Inc.*	500	10,955
Cypress Semiconductor Corp.*	6,100	27,267
Daktronics, Inc.	100	936
Diodes, Inc.*	1,500	9,090
Dolby Laboratories, Inc.*	1,500	49,140
Emerson Electric Co.	23,900	874,979
Energy Conversion Devices, Inc.*	900	22,689
EnerSys*	1,800	19,800
Entegris, Inc.*	5,017	10,987
Exar Corp.*	600	4,002
Fairchild Semiconductor International, Inc.*	4,600	22,494
FormFactor, Inc.*	1,100	16,060
Gentex Corp.	5,600	49,448
Harman International Industries, Inc.	1,900	31,787
Hittite Microwave Corp.*	1,100	32,406
Hubbell, Inc., Class B	2,100	68,628
II-VI, Inc.*	1,100	20,999
Integrated Device Technology, Inc.*	4,570	25,638
International Rectifier Corp.*	1,500	20,250
Intersil Corp., Class A	4,400	40,436
Itron, Inc.*	1,000	63,740
Jabil Circuit, Inc.	8,500	57,375
KLA-Tencor Corp.	5,900	128,561
Lam Research Corp.*	4,600	97,888
Linear Technology Corp.	6,200	137,144
LSI Corp.*	18,094	59,529
Maxim Integrated Products, Inc.	2,400	27,408
Micron Technology, Inc.*	2,501	6,603
Microsemi Corp.*	2,900	36,656
MKS Instruments, Inc.*	2,300	34,017
Multi-Fineline Electronix, Inc.*	600	7,014
National Semiconductor Corp.	7,300	73,511
Newport Corp.*	1,600	10,848
Novellus Systems, Inc.*	3,300	40,722
ON Semiconductor Corp.*	14,230	48,382
PMC-Sierra, Inc.*	5,800	28,188
QLogic Corp.*	5,000	67,200
Rambus, Inc.*	4,400	70,048
Rockwell Automation Inc.	4,800	154,752
Silicon Image, Inc.*	2,600	10,920
Silicon Laboratories, Inc.*	1,800	44,604
Skyworks Solutions, Inc.*	4,200	23,268
Synopsys, Inc.*	4,900	90,748
Taser International, Inc.*	1,000	5,280
Tech Data Corp.*	1,300	23,192
Teradyne, Inc.*	7,100	29,962
Tessera Technologies, Inc.*	1,600	19,008
Texas Instruments, Inc.	39,200	608,384
Thermo Fisher Scientific, Inc.*	15,023	511,834
Thomas & Betts Corp.*	1,300	31,226
Trimble Navigation Ltd.*	3,900	84,279
TriQuint Semiconductor, Inc.*	5,100	17,544
Vishay Intertechnology, Inc.*	6,730	23,017
		5,937,153
Energy — 2.6%
Centerpoint Energy, Inc.	10,850	136,927
ChevronTexaco Corp.	75,910	5,615,063
CONSOL Energy, Inc.	5,500	157,190
DTE Energy Co.	6,800	242,556
Entergy Corp.	6,100	507,093
NRG Energy, Inc.*	9,700	226,301
NV Energy, Inc.	8,400	83,076
Peabody Energy Corp.	8,700	197,925
Progress Energy, Inc.	10,200	406,470
Sempra Energy	9,400	400,722
Sunpower Corp., Class B*	1,127	34,306

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy (Continued)
Watts Industries, Inc., Class A	900	$22,473
		8,030,102
Environmental Services — 0.0%
Calgon Carbon Corp.*	1,500	23,040
Mine Safety Appliances Co.	1,100	26,301
Rollins, Inc.	3,525	63,732
		113,073
Facility Services — 0.0%
ABM Industries, Inc.	1,800	34,290

Financial Services — 5.5%
Affiliated Managers Group, Inc.*	600	25,152
American Express Co.	35,300	654,815
AmeriCredit Corp.*	3,500	26,740
Ameriprise Financial, Inc.	7,940	185,478
Bank of Hawaii Corp.	1,900	85,823
BlackRock, Inc.	3,300	442,695
Capital One Financial Corp.	8,265	263,571
Cash America International, Inc.	1,200	32,820
Charles Schwab Corp.	47,900	774,543
Citigroup, Inc.	138,189	927,248
CME Group, Inc.	1,900	395,409
Cohen & Steers, Inc.	1,500	16,485
Cullen/Frost Bankers, Inc.	2,100	106,428
Discover Financial Services	11,700	111,501
Dun & Bradstreet Corp.	1,800	138,960
Eaton Vance Corp.	4,400	92,444
Equifax, Inc.	4,789	127,004
Federated Investors, Inc., Class B	3,600	61,056
Financial Federal Corp.	300	6,981
First Commonwealth Financial Corp.	2,200	27,236
Franklin Resources, Inc.	7,700	491,106
Goldman Sachs Group Inc/The	12,500	1,054,875
Greenhill & Co., Inc.	900	62,793
H&R Block, Inc.	12,900	293,088
IAC/InterActiveCorp*	3,453	54,316
Interactive Data Corp.	3,200	78,912
IntercontinentalExchange, Inc.*	700	57,708
Investment Technology Group, Inc.*	1,500	34,080
Irwin Financial Corp.*	400	516
J.P. Morgan Chase & Co.	112,369	3,542,995
Jackson Hewitt Tax Service, Inc.	500	7,845
Janus Capital Group, Inc.	4,300	34,529
Jefferies Group, Inc.	3,700	52,022
KeyCorp	13,900	118,428
Knight Capital Group, Inc., Class A*	4,200	67,830
Legg Mason, Inc.	2,100	46,011
Lender Processing Services, Inc.	4,139	121,894
Marshall & Ilsley Corp.	7,400	100,936
MBIA, Inc.*	2,500	10,175
Merrill Lynch & Co., Inc.	500	5,820
Morgan Stanley	35,800	574,232
Nelnet, Inc., Class A	1,000	14,330
NYSE Euronext	5,600	153,328
optionsXpress Holdings, Inc.	2,000	26,720
Piper Jaffray Cos., Inc.*	360	14,314
Protective Life Corp.	1,000	14,350
Prudential Financial, Inc.	14,300	432,718
Raymond James Financial, Inc.	3,900	66,807
State Street Corp.	14,140	556,126
Susquehanna Bancshares, Inc.	1,900	30,229
Synovus Financial Corp.	13,000	107,900
T. Rowe Price Group, Inc.	7,500	265,800
TD Ameritrade Holding Corp.*	20,800	296,400
The Nasdaq OMX Group, Inc.*	6,000	148,260
The South Financial Group, Inc.	2,700	11,664
The Student Loan Corp.	400	16,400
Thinkorswim Group, Inc.*	700	3,934
Waddell & Reed Financial, Inc., Class A	2,717	42,005
Wells Fargo & Co.	123,374	3,637,065
Wilmington Trust Corp.	2,500	55,600
		17,206,450
Food & Beverages — 5.0%
American Italian Pasta Co., Class A*	313	6,992
Archer-Daniels-Midland Co.	26,277	757,566
Brown Forman Corp., Class B	2,500	128,725
Campbell Soup Co.	16,300	489,163
Chiquita Brands International, Inc.*	500	7,390
Coca-Cola Co.	92,800	4,201,056
Coca-Cola Enterprises, Inc.	16,800	202,104
ConAgra Foods, Inc.	15,500	255,750
Constellation Brands, Inc., Class A*	6,300	99,351
Corn Products International, Inc.	2,700	77,895
Dean Foods Co.*	5,184	93,157
Del Monte Foods Co.	4,588	32,758
Flowers Foods, Inc.	3,337	81,289
General Mills, Inc.	13,500	820,125
H.J. Heinz Co.	13,200	496,320
Hain Celestial Group, Inc.*	1,400	26,726
Hansen Natural Corp.*	2,600	87,178
Hershey Foods Corp.	6,300	218,862
Hormel Foods Corp.	5,500	170,940
Kellogg Co.	15,900	697,215
Kraft Foods, Inc., Class A	64,671	1,736,416
McCormick & Co., Inc.	4,300	136,998
Molson Coors Brewing Co., Class B	4,600	225,032
Panera Bread Co., Class A*	700	36,568
PepsiAmericas, Inc.	4,400	89,584
PepsiCo, Inc.	65,690	3,597,841
Ralcorp Holdings, Inc.*	1,800	105,120
Sanderson Farms, Inc.	400	13,824
Sara Lee Corp.	20,000	195,800
Smithfield Foods, Inc.*	2,200	30,954
SYSCO Corp.	15,000	344,100
The J.M. Smucker Co.	3,029	131,338
Tootsie Roll Industries, Inc.	994	25,456
TreeHouse Foods, Inc.*	816	22,228
Tyson Foods, Inc., Class A	7,302	63,966
		15,705,787
Forest & Paper Products — 0.4%
International Paper Co.	11,925	140,715
Kimberly-Clark Corp.	18,300	965,142
P.H. Glatfelter Co.	700	6,510
Universal Forest Products, Inc.	200	5,382
Wausau-Mosinee Paper Corp.	800	9,152
Weyerhaeuser Co.	6,815	208,607
		1,335,508
Funeral Services — 0.0%
Hillenbrand, Inc.	2,300	38,364
Service Corp. International	9,200	45,724
Stewart Enterprises, Inc., Class A	3,000	9,030
		93,118
Health Care - Biotechnology — 3.4%
Abraxis BioScience, Inc.*	766	50,495
Acorda Therapeutics, Inc.*	800	16,408
Affymetrix, Inc.*	2,700	8,073
Alexion Pharmaceuticals, Inc.*	2,600	94,094

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Biotechnology (Continued)
Amgen, Inc.*	46,622	$2,692,420
Biogen Idec, Inc.*	8,370	398,663
BioMarin Pharmaceutical, Inc.*	3,200	56,960
Celera Corp.*	2,800	31,164
Charles River Laboratories International, Inc.*	1,588	41,606
CV Therapeutics, Inc.*	1,400	12,894
Exelixis, Inc.*	3,800	19,076
Facet Biotech Corp.*	880	8,439
Genentech, Inc.*	31,500	2,611,665
Genzyme Corp.*	9,900	657,063
Gilead Sciences, Inc.*	36,800	1,881,952
Illumina, Inc.*	3,400	88,570
Incyte Corp.*	1,000	3,790
Integra LifeSciences Holdings*	800	28,456
InterMune, Inc.*	600	6,348
Life Technologies Corp.*	5,123	119,417
Martek Biosciences Corp.	1,100	33,341
Medarex, Inc.*	5,000	27,900
Medtronic, Inc.	40,000	1,256,800
Meridian Bioscience, Inc.	300	7,641
Myriad Genetics, Inc.*	1,600	106,016
Nabi Biopharmaceuticals*	1,600	5,360
PDL BioPharma Inc.	4,400	27,192
Pharmaceutical Product Development, Inc.	3,900	113,139
Regeneron Pharmaceuticals, Inc.*	2,800	51,408
Seattle Genetics, Inc.*	300	2,682
Sequenom, Inc.*	1,600	31,744
Techne Corp.	1,300	83,876
The Medicines Co.*	1,700	25,041
		10,599,693
Health Care - Drugs — 4.3%
Abbott Laboratories	61,800	3,298,266
Adolor Corp.*	1,600	2,656
Alkermes, Inc.*	4,179	44,507
Alnylam Pharmaceuticals, Inc.*	1,400	34,622
AmerisourceBergen Corp.	5,918	211,036
Amylin Pharmaceuticals, Inc.*	3,100	33,635
Auxilium Pharmaceuticals, Inc.*	1,400	39,816
Bristol-Myers Squibb Co.	65,300	1,518,225
Celgene Corp.*	16,904	934,453
Cephalon, Inc.*	2,300	177,192
Cubist Pharmaceuticals, Inc.*	2,100	50,736
Dendreon Corp.*	600	2,748
Eli Lilly & Co.	29,800	1,200,046
Endo Pharmaceuticals Holdings, Inc.*	1,509	39,053
Forest Laboratories, Inc.*	8,100	206,307
Impax Laboratories, Inc.(a)*	700	5,600
Isis Pharmaceuticals, Inc.*	2,900	41,122
King Pharmaceuticals, Inc.*	6,100	64,782
MannKind Corp.*	1,600	5,488
Medicis Pharmaceutical Corp., Class A	1,000	13,900
Mylan Laboratories, Inc.*	7,925	78,378
NPS Pharmaceuticals, Inc.*	500	3,105
Onyx Pharmaceuticals, Inc.*	1,900	64,904
OSI Pharmaceuticals, Inc.*	2,200	85,910
Pfizer, Inc.	175,275	3,104,120
PharMerica Corp.*	1,251	19,603
Sepracor, Inc.*	2,800	30,744
Teva Pharmaceutical Industries Ltd.	2,399	102,127
Theravance, Inc.*	1,400	17,346
United Therapeutics Corp.*	500	31,275
Valeant Pharmaceuticals International*	3,000	68,700
Vertex Pharmaceuticals, Inc.*	3,200	97,216
ViroPharma, Inc.*	2,800	36,456
Watson Pharmaceuticals, Inc.*	3,400	90,338
Wyeth	45,500	1,706,705
		13,461,117
Health Care - Products — 4.0%
Advanced Medical Optics, Inc.*	1,874	12,387
Allergan, Inc.	8,600	346,752
American Medical Systems Holdings, Inc.*	2,100	18,879
ArthroCare Corp.*	200	954
Beckman Coulter, Inc.	2,600	114,244
Becton, Dickinson & Co.	9,400	642,866
Boston Scientific Corp.*	11,400	88,236
C.R. Bard, Inc.	3,700	311,762
CONMED Corp.*	500	11,970
Cyberonics, Inc.*	400	6,628
Datascope Corp.	300	15,672
DENTSPLY International, Inc.	4,734	133,688
Eclipsys Corp.*	1,500	21,285
Edwards Lifesciences Corp.*	1,900	104,405
Haemonetics Corp.*	500	28,250
Henry Schein, Inc.*	3,000	110,070
Hill-Rom Holdings, Inc.	2,500	41,150
Hologic, Inc.*	6,896	90,131
Hospira, Inc.*	4,120	110,498
Immucor, Inc.*	2,175	57,812
Johnson & Johnson	84,712	5,068,319
Kinetic Concepts, Inc.*	1,100	21,098
Luminex Corp.*	1,200	25,632
Mentor Corp.	300	9,279
Merck & Co., Inc.	78,000	2,371,200
NuVasive, Inc.*	1,200	41,580
Patterson Cos., Inc.*	4,000	75,000
Perrigo Co.	3,200	103,392
PSS World Medical, Inc.*	2,900	54,578
ResMed, Inc.*	2,300	86,204
Schering-Plough Corp.	42,300	720,369
St. Jude Medical, Inc.*	13,400	441,664
Stryker Corp.	15,400	615,230
The Cooper Cos., Inc.	600	9,840
Thoratec Corp.*	2,100	68,229
USANA Health Sciences, Inc.*	200	6,848
Varian Medical Systems, Inc.*	4,800	168,192
Volcano Corp.*	1,200	18,000
West Pharmaceutical Services, Inc.	800	30,216
Wright Medical Group, Inc.*	1,000	20,430
Zimmer Holdings, Inc.*	6,380	257,880
		12,480,819
Health Care - Services — 2.4%
Allscripts Heathcare Solutions, Inc.	3,800	37,696
Amedisys, Inc.*	1,100	45,474
AMERIGROUP Corp.*	2,200	64,944
AmSurg Corp.*	300	7,002
Baxter International, Inc.	26,200	1,404,058
Cardinal Health, Inc.	9,200	317,124
Catalyst Health Solutions, Inc.*	1,300	31,655
Centene Corp.*	1,800	35,478
Cerner Corp.*	2,600	99,970
Community Health Systems, Inc.*	2,200	32,076
Covance, Inc.*	2,300	105,869
Coventry Health Care, Inc.*	5,150	76,632
DaVita, Inc.*	3,500	173,495
Express Scripts, Inc.*	8,400	461,832
Health Net, Inc.*	1,700	18,513
HEALTHSOUTH Corp.*	1,758	19,268

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Services (Continued)
Healthspring, Inc.*	800	$15,976
Healthways, Inc.*	500	5,740
Hlth Corp.*	219	2,291
Humana, Inc.*	5,500	205,040
IMS Health, Inc.	5,400	81,864
Kindred Healthcare, Inc.*	1,800	23,436
Laboratory Corp. of America Holdings*	3,900	251,199
LifePoint Hospitals, Inc.*	1,533	35,014
Lincare Holdings Inc.*	3,400	91,562
Magellan Health Services, Inc.*	1,300	50,908
McKesson HBOC, Inc.	8,400	325,332
Medco Health Solutions, Inc.*	22,938	961,331
MedQuist, Inc.	500	1,025
Molina Healthcare, Inc.*	1,000	17,610
Odyssey Healthcare, Inc.*	400	3,700
Omnicare, Inc.	4,100	113,816
PAREXEL International Corp.*	2,400	23,304
Pediatrix Medical Group, Inc.*	1,400	44,380
Psychiatric Solutions, Inc.*	1,700	47,345
Quality Systems, Inc.	1,200	52,344
Quest Diagnostics, Inc.	7,500	389,325
STERIS Corp.	2,100	50,169
Sunrise Senior Living, Inc.*	1,400	2,352
Tenet Healthcare Corp.*	3,900	4,485
UnitedHealth Group, Inc.	31,435	836,171
Universal Health Services, Inc.	1,300	48,841
VCA Antech, Inc.*	2,600	51,688
WellPoint, Inc.*	17,292	728,512
		7,395,846
Hotels & Restaurants — 0.1%
Las Vegas Sands Corp.*	2,100	12,453
Wyndham Worldwide Corp.	2,760	18,078
Wynn Resorts Ltd.*	3,200	135,232
		165,763
Household Appliances & Home Furnishings — 0.0%
American Woodmark Corp.	200	3,646
Tempur-Pedic International, Inc.	200	1,418
Whirlpool Corp.	1,867	77,201
		82,265
Household Products — 0.1%
Black & Decker Corp.	1,900	79,439
Church & Dwight Co., Inc.	2,500	140,300
Ethan Allen Interiors, Inc.	800	11,496
Furniture Brands International, Inc.	1,000	2,210
		233,445
Instruments - Scientific — 0.1%
Bruker Corp.*	5,500	22,220
Cepheid, Inc.*	700	7,266
ev3, Inc.*	2,200	13,420
FEI Co.*	600	11,316
Gen-Probe, Inc.*	1,200	51,408
Greatbatch, Inc.*	300	7,938
Intuitive Surgical, Inc.*	700	88,893
Millipore Corp.*	1,700	87,584
Symmetry Medical, Inc.*	200	1,594
Waters Corp.*	3,400	124,610
		416,249
Insurance — 3.0%
Aetna, Inc.	15,100	430,350
AFLAC, Inc.	15,200	696,768
Allstate Corp.	18,300	599,508
American Equity Investment Life Holding Co.	1,800	12,600
American Financial Group, Inc.	3,900	89,232
American National Insurance Co.	400	29,492
Aon Corp.	12,100	552,728
Argo Group International Holdings, Ltd.*	648	21,980
Arthur J. Gallagher & Co.	3,200	82,912
Assurant, Inc.	3,400	102,000
Brown & Brown, Inc.	4,700	98,230
Chubb Corp.	15,700	800,700
CIGNA Corp.	5,100	85,935
Cincinnati Financial Corp.	5,614	163,199
CNA Financial Corp.	7,300	120,012
CNA Surety Corp.*	900	17,280
Delphi Financial Group, Inc., Class S	1,675	30,887
Employers Holdings, Inc.	783	12,920
Erie Indemnity Co., Class A	1,400	52,682
FBL Financial Group, Inc., Class A	200	3,090
Fidelity National Title Group, Inc., Class A	7,004	124,321
Hanover Insurance Group, Inc.	1,100	47,267
Harleysville Group, Inc.	600	20,838
Hartford Financial Services Group, Inc.	2,100	34,482
HCC Insurance Holdings, Inc.	4,500	120,375
Horace Mann Educators Corp.	1,700	15,623
Infinity Property & Casualty Corp.	400	18,692
Lincoln National Corp.	9,133	172,066
Loews Corp.	14,400	406,800
Markel Corp.*	100	29,900
Marsh & McLennan Cos., Inc.	22,000	533,940
Mercury General Corp.	1,800	82,782
MetLife, Inc.	26,226	914,238
Nationwide Financial Services, Inc., Class A	1,600	83,536
Odyssey Re Holdings Corp.	2,100	108,801
Old Republic International Corp.	5,500	65,560
Principal Financial Group, Inc.	10,000	225,700
ProAssurance Corp.*	1,100	58,058
Radian Group Inc.	2,400	8,832
Reinsurance Group of America, Inc.	2,881	123,364
RLI Corp.	500	30,580
Selective Insurance Group, Inc.	1,000	22,930
StanCorp Financial Group, Inc.	1,400	58,478
State Auto Financial Corp.	1,600	48,096
Stewart Information Services Corp.	300	7,047
The First American Corp.	3,300	95,337
The Navigators Group, Inc.*	100	5,491
The Progressive Corp.	21,200	313,972
The Travelers Companies, Inc.	23,741	1,073,093
Torchmark, Inc.	2,900	129,630
Transatlantic Holdings, Inc.	1,500	60,090
Unitrin, Inc.	1,200	19,128
Universal American Financial Corp.*	652	5,751
UnumProvident Corp.	11,780	219,108
W.R. Berkley Corp.	6,505	201,655
Zenith National Insurance Corp.	1,200	37,884
		9,525,950
Internet Services — 0.9%
Akamai Technologies, Inc.*	6,254	94,373
Ariba, Inc.*	2,833	20,426
Blue Coat Systems, Inc.*	500	4,200
CACI International, Inc., Class A*	600	27,054
CyberSource Corp.*	700	8,393
Digital River, Inc.*	1,400	34,720
EarthLink, Inc.*	4,500	30,420
Equinix, Inc.*	200	10,638
Expedia, Inc.*	3,928	32,367

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet Services (Continued)
F5 Networks, Inc.*	2,800	$64,008
Google, Inc., Class A*	5,100	1,569,015
GSI Commerce, Inc.*	900	9,468
j2 Global Communications, Inc.*	1,500	30,060
Juniper Networks, Inc.*	18,006	315,285
Monster Worldwide, Inc.*	1,200	14,508
Netflix, Inc.*	1,800	53,802
Priceline.com, Inc.*	1,300	95,745
Qwest Communications International, Inc.	46,600	169,624
Real Networks, Inc.*	2,500	8,825
S1 Corp.*	1,300	10,257
Total System Services, Inc.	7,328	102,592
United Online, Inc.	2,150	13,050
ValueClick, Inc.*	3,400	23,256
VeriSign, Inc.*	6,100	116,388
Websense, Inc.*	1,600	23,952
		2,882,426
Leisure — 0.3%
Ameristar Casinos, Inc.	1,800	15,552
Bally Technologies, Inc.*	1,600	38,448
Boyd Gaming Corp.	3,400	16,082
Brunswick Corp.	1,600	6,736
Choice Hotels International, Inc.	2,700	81,162
Escala Group, Inc.*	1,000	1,800
Gaylord Entertainment Co.*	700	7,588
International Game Technology	10,100	120,089
International Speedway Corp., Class A	500	14,365
Life Time Fitness, Inc.*	1,300	16,835
Marriott International, Inc., Class A	12,000	233,400
MGM MIRAGE*	10,300	141,728
Penn National Gaming, Inc.*	2,700	57,726
Pinnacle Entertainment, Inc.*	2,000	15,360
Regal Entertainment Group	4,500	45,945
Scientific Games Corp., Class A*	3,100	54,374
Starwood Hotels & Resorts Worldwide, Inc.	5,400	96,660
The Marcus Corp.	200	3,246
Ticketmaster*	2,031	13,039
Vail Resorts, Inc.*	1,400	37,240
WMS Industries, Inc.*	750	20,175
		1,037,550
Machinery — 0.9%
Albany International Corp., Class A	400	5,136
Applied Industrial Technologies, Inc.	1,675	31,691
Baldor Electric Co.	1,700	30,345
CARBO Ceramics, Inc.	800	28,424
Caterpillar, Inc.	18,800	839,796
Deere & Co.	13,000	498,160
Dover Corp.	6,500	213,980
Dril-Quip, Inc.*	1,600	32,816
Flowserve Corp.	1,800	92,700
Gardner Denver, Inc.*	1,900	44,346
Graco Inc.	1,550	36,782
IDEX Corp.	3,000	72,450
John Bean Technologies Corp.	1,080	8,824
Joy Global, Inc.	3,200	73,248
Kennametal Inc.	1,900	42,161
National-Oilwell Varco, Inc.*	14,010	342,404
Regal-Beloit Corp.	900	34,191
Sauer-Danfoss, Inc.	1,500	13,125
SPX Corp.	2,000	81,100
Terex Corp.*	3,600	62,352
The Manitowoc Co., Inc.	4,400	38,104
Woodward Governor Co.	2,000	46,040
		2,668,175
Manufacturing — 0.4%
Alberto-Culver Co.	3,500	85,785
AptarGroup, Inc.	2,100	74,004
Ball Corp.	3,800	158,042
Briggs & Stratton Corp.	2,100	36,939
CLARCOR, Inc.	1,800	59,724
Cognex Corp.	1,500	22,200
Donaldson Co., Inc.	2,400	80,760
Eaton Corp.	5,300	263,463
Leggett & Platt, Inc.	6,300	95,697
Lennox International Inc.	2,100	67,809
Mueller Water Products, Inc.	661	5,579
Nordson Corp.	1,000	32,290
Packaging Corp. of America	3,500	47,110
Pall Corp.	4,200	119,406
Polaris Industries, Inc.	1,000	28,650
The Brink’s Co.	1,200	32,256
Varian, Inc.*	1,000	33,510
Verigy Ltd.*	2,056	19,779
Wabtec Corp.	2,000	79,500
Zebra Technologies Corp.*	1,575	31,909
		1,374,412
Metals & Mining — 0.7%
Alcoa, Inc.	27,300	307,398
Alpha Natural Resources, Inc.*	2,200	35,618
AMCOL International Corp.	1,000	20,950
Arch Coal, Inc.	5,400	87,966
Century Aluminum Co.*	1,349	13,490
Cliffs Natural Resources, Inc.	2,800	71,708
Commercial Metals Co.	4,600	54,602
Compass Minerals International, Inc.	1,000	58,660
Foundation Coal Holdings, Inc.	1,500	21,030
Freeport-McMoran Copper & Gold, Inc., Class B	12,918	315,716
Gibraltar Industries, Inc.	1,000	11,940
Hecla Mining Co.*	4,300	12,040
Kaydon Corp.	900	30,915
Massey Energy Co.	3,000	41,370
MSC Industrial Direct Co., Inc., Class A	1,400	51,562
Mueller Industries, Inc.	500	12,540
Newmont Mining Corp.	14,100	573,870
Patriot Coal Corp.*	2,220	13,875
Precision Castparts Corp.	4,524	269,087
Southern Copper Corp.	8,700	139,722
Stillwater Mining Co.*	3,300	16,302
Titanium Metals Corp.	5,748	50,640
USEC, Inc.*	3,300	14,817
		2,225,818
Multimedia — 1.6%
Ascent Media Corp., Class A*	402	8,780
Belo Corp., Class A	3,500	5,460
CBS Corp., Class B	21,951	179,779
Discovery Communications, Inc., Class A*	4,020	56,923
Discovery Communications, Inc., Class C*	4,020	53,828
DreamWorks Animation SKG, Inc., Class A*	2,700	68,202
Journal Communications, Inc., Class A	700	1,715
Liberty Media Corp. - Entertainment, Series A*	16,300	284,924
McGraw-Hill Cos, Inc.	9,200	213,348
Meredith Corp.	900	15,408
News Corp. Class B	25,000	239,500

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multimedia (Continued)
News Corp., Class A	62,444	$567,616
Time Warner Cable, Inc.*	21,200	454,740
Time Warner, Inc.	120,900	1,216,254
Viacom, Inc., Class A*	1,100	22,132
Viacom, Inc., Class B*	17,941	341,955
Walt Disney Co.	59,540	1,350,962
Warner Music Group Corp.	5,300	16,006
		5,097,532
Office Equipment — 0.1%
Lexmark International, Inc., Class A*	2,200	59,180
Pitney Bowes, Inc.	5,600	142,688
Xerox Corp.	30,900	246,273
		448,141
Office Furnishings & Supplies — 0.1%
Aaron Rents, Inc.	1,500	39,930
Acco Brands Corp.*	612	2,111
Avery Dennison Corp.	3,100	101,463
Herman Miller, Inc.	1,600	20,848
HNI Corp.	1,600	25,344
Knoll, Inc.	1,700	15,334
Steelcase Inc., Class A	2,200	12,364
		217,394
Oil & Gas — 9.7%
AGL Resources, Inc.	3,100	97,185
Anadarko Petroleum Corp.	15,200	585,960
Apache Corp.	11,184	833,544
Arena Resources, Inc.*	1,100	30,899
Atmos Energy Corp.	3,700	87,690
ATP Oil & Gas Corp.*	1,000	5,850
Atwood Oceanics, Inc.*	2,400	36,672
Baker Hughes, Inc.	9,800	314,286
Berry Petroleum Co., Class A	1,600	12,096
Bill Barrett Corp.*	1,500	31,695
BJ Services Co.	10,400	121,368
BPZ Resources, Inc.*	900	5,760
Cabot Oil & Gas Corp., Class A	3,500	91,000
Cameron International Corp.*	7,100	145,550
Carrizo Oil & Gas, Inc.*	1,100	17,710
Cheniere Energy, Inc.*	1,200	3,420
Chesapeake Energy Corp.	15,000	242,550
Cimarex Energy Co.	2,810	75,252
CNX Gas Corp.*	1,000	27,300
Complete Production Services, Inc.*	3,000	24,450
Comstock Resources, Inc.*	1,500	70,875
Concho Resources Inc/Midland TX*	500	11,410
ConocoPhillips	49,231	2,550,166
Delta Petroleum Corp.*	1,900	9,044
Denbury Resources, Inc.*	7,200	78,624
Devon Energy Corp.	16,340	1,073,701
Diamond Offshore Drilling, Inc.	4,400	259,336
Dresser-Rand Group, Inc.*	3,100	53,475
El Paso Corp.	23,400	183,222
Encore Aquisition Co.*	1,750	44,660
Energen Corp.	2,500	73,325
Energy Partners Ltd.*	1,000	1,350
ENSCO International, Inc.	5,600	158,984
EOG Resources, Inc.	9,000	599,220
Equitable Resources, Inc.	4,300	144,265
EXCO Resources, Inc.*	900	8,154
Exterran Holdings, Inc.*	1,502	31,993
Exxon Mobil Corp.	155,564	12,418,674
FMC Technologies, Inc.*	3,800	90,554
Forest Oil Corp.*	2,771	45,694
Frontier Oil Corp.	3,600	45,468
Goodrich Petroleum Corp.*	1,100	32,945
Halliburton Co.	27,740	504,313
Helix Energy Solutions Group, Inc.*	3,230	23,385
Helmerich & Payne, Inc.	4,100	93,275
Hess Corp.	10,900	584,676
Holly Corp.	1,400	25,522
Hornbeck Offshore Services, Inc.*	1,000	16,340
Hugoton Royalty Trust	649	10,416
ION Geophysical Corp.*	2,700	9,261
Key Energy Services, Inc.*	2,900	12,789
Marathon Oil Corp.	23,802	651,223
Mariner Energy, Inc.*	3,271	33,364
Murphy Oil Corp.	6,300	279,405
National Fuel Gas Co.	2,900	90,857
New Jersey Resources Corp.	1,450	57,057
Newfield Exploration Co.*	4,300	84,925
Newpark Resources, Inc.*	2,600	9,620
Nicor, Inc.	1,500	52,110
Noble Corp.	9,400	207,646
Noble Energy, Inc.	5,768	283,901
Occidental Petroleum Corp.	26,080	1,564,539
Oceaneering International, Inc.*	1,900	55,366
Oil States International, Inc.*	1,600	29,904
ONEOK, Inc.	3,600	104,832
Parallel Petroleum Corp.*	1,300	2,613
Parker Drilling Co.*	4,100	11,890
Patterson-UTI Energy, Inc.	6,200	71,362
Penn Virginia Corp.	800	20,784
Petrohawk Energy Corp.*	6,410	100,188
Piedmont Natural Gas Co., Inc.	2,300	72,841
Pioneer Natural Resources Co.	4,902	79,314
Plains Exploration & Production Co.*	3,717	86,383
Precision Drilling Trust	1,173	9,844
Pride International, Inc.*	6,600	105,468
Quicksilver Resources, Inc.*	5,800	32,306
Range Resources Corp.	4,700	161,633
Rosetta Resources, Inc.*	500	3,540
Rowan Cos., Inc.	4,400	69,960
RPC, Inc.	2,925	28,548
Schlumberger Ltd.	29,200	1,236,036
SEACOR Holdings, Inc.*	700	46,655
Smith International, Inc.	7,824	179,091
South Jersey Industries, Inc.	400	15,940
Southern Union Co.	3,288	42,876
Southwestern Energy Co.*	10,300	298,391
Spectra Energy Corp.	18,778	295,566
St. Mary Land & Exploration Co.	1,700	34,527
Stone Energy Corp.*	879	9,687
Sunoco, Inc.	3,800	165,148
Superior Energy Services, Inc.*	2,700	43,011
Swift Energy Co.*	900	15,129
Tesoro Petroleum Corp.	3,000	39,510
The Meridian Resource Corp.*	800	456
Tidewater, Inc.	1,700	68,459
UGI Corp.	3,710	90,598
Unit Corp.*	1,600	42,752
Valero Energy Corp.	17,418	376,926
W&T Offshore, Inc.	2,600	37,232
Weatherford International Ltd.*	4,000	43,280
Whiting Petroleum Corp.*	800	26,768
Williams Cos., Inc.	18,300	264,984
XTO Energy, Inc.	17,386	613,204
		30,403,002

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Paper & Related Products — 0.0%
Louisiana-Pacific Corp.	3,600	$5,616
MeadWestvaco Corp.	6,540	73,183
Neenah Paper, Inc.	393	3,474
Temple-Inland, Inc.	4,000	19,200
		101,473
Personal Care — 0.0%
Chattem, Inc.*	200	14,306
Elizabeth Arden, Inc.*	300	3,783
Nu Skin Enterprises, Inc., Class A	2,200	22,946
Revlon, Inc., Class A*	1,680	11,206
		52,241
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	7,500	49,350

Printing — 0.0%
Cenveo, Inc.*	1,800	8,010
Consolidated Graphics, Inc.*	200	4,528
R. R. Donnelley & Sons Co.	3,800	51,604
		64,142
Publishing — 0.1%
John Wiley & Sons, Inc., Class A	1,700	60,486
Marvel Entertainment, Inc.*	3,400	104,550
PRIMEDIA, Inc.	1,400	3,038
Scholastic Corp.	1,600	21,728
The McClatchy Co., Class A	1,525	1,220
Voyager Learning Co.*	500	740
		191,762
Real Estate — 0.1%
Brookdale Senior Living Inc.	3,500	19,530
CB Richard Ellis Group, Inc., Class A*	9,500	41,040
Corrections Corp. of America*	4,600	75,256
Forestar Real Estate Group Inc.*	1,333	12,690
Jones Lang LaSalle, Inc.	600	16,620
The St. Joe Co.*	2,400	58,368
		223,504
Restaurants — 1.4%
Bob Evans Farms, Inc.	700	14,301
Brinker International, Inc.	1,650	17,391
Burger King Holdings, Inc.	3,100	74,028
CEC Entertainment, Inc.*	600	14,550
Cracker Barrel Old Country Store, Inc.	500	10,295
Darden Restaurants, Inc.	4,100	115,538
DineEquity, Inc.	400	4,624
Jack in the Box, Inc.*	1,800	39,762
Landry’s Seafood Restaurants, Inc.	300	3,480
McDonald’s Corp.	49,500	3,078,405
Papa John’s International, Inc.*	100	1,843
Sonic Corp.*	2,025	24,644
Starbucks Corp.*	15,800	149,468
The Cheesecake Factory, Inc.*	1,750	17,675
Wendy’s/Arby’s Group, Inc.	12,750	62,985
Yum! Brands, Inc.	19,200	604,800
		4,233,789
Retail - Food — 0.4%
Kroger Co.	27,500	726,275
Ruddick Corp.	1,900	52,535
Safeway, Inc.	11,900	282,863
SUPERVALU, Inc.	5,075	74,095
Weis Markets, Inc.	900	30,267
Whole Foods Market, Inc.	5,400	50,976
Winn-Dixie Stores, Inc.*	1,400	22,540
		1,239,551
Retail - General — 3.3%
99 Cents Only Stores*	1,800	19,674
Big Lots, Inc.*	2,700	39,123
BJ’s Wholesale Club, Inc.*	2,700	92,502
Casey’s General Stores, Inc.	1,800	40,986
CVS Caremark Corp.	52,179	1,499,625
Dillard’s, Inc., Class A	2,900	11,513
Dollar Tree, Inc.*	3,700	154,660
Family Dollar Stores, Inc.	5,800	151,206
J.C. Penney Co., Inc.	8,000	157,600
Sears Holdings Corp.*	2,389	92,860
Target Corp.	23,700	818,361
TJX Cos., Inc.	12,300	253,011
Wal-Mart Stores, Inc.	122,300	6,856,138
		10,187,259
Retail - Specialty — 2.8%
Abercrombie & Fitch Co., Class A	2,500	57,675
Aeropostale, Inc.*	1,800	28,980
Amazon.com, Inc.*	12,900	661,512
American Eagle Outfitters, Inc.	6,350	59,436
American Greetings Corp., Class A	1,700	12,869
AnnTaylor Stores Corp.*	1,550	8,944
AutoNation, Inc.*	6,900	68,172
Barnes & Noble, Inc.	2,800	42,000
bebe stores, Inc.	1,350	10,084
Bed Bath & Beyond, Inc.*	9,600	244,032
Best Buy Co., Inc.	14,725	413,920
Cabela’s, Inc.*	2,100	12,243
Callaway Golf Co.	1,300	12,077
Chico’s FAS, Inc.*	7,000	29,260
Children’s Place Retail Stores, Inc.*	1,100	23,848
Collective Brands, Inc.*	1,700	19,924
Copart, Inc.*	2,850	77,491
Costco Wholesale Corp.	14,700	771,750
eBay, Inc.*	25,800	360,168
Foot Locker, Inc.	6,200	45,508
GameStop Corp., Class B*	5,388	116,704
Group 1 Automotive, Inc.	400	4,308
Hibbett Sports, Inc.*	1,100	17,281
Home Depot, Inc.	47,600	1,095,752
Jo-Ann Stores, Inc.*	200	3,098
K-Swiss, Inc., Class A	400	4,560
Kohl’s Corp.*	9,000	325,800
Lowe’s Cos., Inc.	50,900	1,095,368
Macy’s, Inc.	7,600	78,660
NBTY, Inc.*	2,600	40,690
Nordstrom, Inc.	7,400	98,494
NutriSystem, Inc.	1,000	14,590
Office Depot, Inc.*	10,500	31,290
PETsMART, Inc.	3,900	71,955
RadioShack Corp.	3,300	39,402
Regis Corp.	1,100	15,983
Rite Aid Corp.*	4,515	1,400
Ross Stores, Inc.	4,900	145,677
Sonic Automotive, Inc., Class A	400	1,592
Sotheby’s Holdings, Inc., Class A	2,300	20,447
Stage Stores, Inc.	1,720	14,190
Staples, Inc.	22,350	400,512
Systemax, Inc.	1,300	14,001
The Buckle, Inc.	1,800	39,276
The Cato Corp., Class A	300	4,530
The Dress Barn, Inc.*	2,000	21,480
The Gap, Inc.	24,500	328,055

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail - Specialty (Continued)
The Gymboree Corp.*	1,000	$26,090
The Limited, Inc.	12,280	123,291
The Men’s Wearhouse, Inc.	1,750	23,695
The Sherwin Williams Co.	4,700	280,825
Tiffany & Co.	4,200	99,246
Tractor Supply Co.*	1,400	50,596
Urban Outfitters, Inc.*	5,500	82,390
V.F. Corp.	4,000	219,080
Walgreen Co.	31,200	769,704
Williams-Sonoma, Inc.	4,100	32,226
		8,712,131
Steel — 0.3%
AK Steel Holding Corp.	4,200	39,144
Allegheny Technologies, Inc.	3,100	79,143
Carpenter Technology Corp.	600	12,324
Nucor Corp.	10,000	462,000
Reliance Steel & Aluminum Co.	2,800	55,832
Schnitzer Steel Industries, Inc., Class A	700	26,355
Steel Dynamics, Inc.	7,000	78,260
The Timken Co.	3,000	58,890
United States Steel Corp.	4,400	163,680
Valmont Industries, Inc.	1,000	61,360
Worthington Industries, Inc.	3,000	33,060
		1,070,048
Telecommunications — 3.6%
ADC Telecommunications, Inc.*	562	3,074
ADTRAN, Inc.	2,300	34,224
Amdocs Ltd.*	2,500	45,725
American Tower Corp., Class A*	12,200	357,704
AT&T, Inc.	151,543	4,318,976
Cablevision Systems Corp., Class A	7,300	122,932
Centennial Communications Corp., Class A*	3,600	29,016
CenturyTel, Inc.	4,400	120,252
Ciena Corp.*	3,157	21,152
CommScope, Inc.*	1,998	31,049
Comverse Technology, Inc.*	6,800	42,568
Crown Castle International Corp.*	7,717	135,665
EchoStar Corp., Class A*	1,660	24,684
Embarq Corp.	4,663	167,681
Fairpoint Communications, Inc.	942	3,090
General Communication, Inc., Class A*	1,900	15,371
Harmonic, Inc.*	1,800	10,098
Harris Corp.	4,500	171,225
InterDigital, Inc.*	2,000	55,000
Leap Wireless International, Inc.*	2,200	59,158
Motorola, Inc.	58,900	260,927
NeuStar, Inc., Class A*	2,700	51,651
NII Holdings, Inc., Class B*	3,400	61,812
NTELOS Holdings Corp.	1,100	27,126
Plantronics, Inc.	1,100	14,520
Premiere Global Services, Inc.*	1,300	11,193
QUALCOMM, Inc.	48,784	1,747,931
SBA Communications Corp., Class A*	3,900	63,648
Scripps Networks Interactive, Class A	2,200	48,400
Sycamore Networks, Inc.*	11,200	30,128
Syniverse Holdings, Inc.*	700	8,358
Telephone & Data Systems, Inc.	1,800	57,150
Telephone & Data Systems, Inc., Special Shares	1,400	39,340
Tellabs, Inc.*	10,354	42,658
tw telecom, Inc.*	2,200	18,634
United States Cellular Corp.*	1,300	56,212
Verizon Communications, Inc.	86,452	2,930,723
Windstream Corp.	15,326	140,999
		11,380,054
Textile & Apparel — 0.4%
Carter’s, Inc.*	2,000	38,520
Coach, Inc.*	10,600	220,162
Columbia Sportswear Co.	700	24,759
Dick’s Sporting Goods, Inc.*	2,400	33,864
G & K Services, Inc., Class A	200	4,044
Guess?, Inc.	2,800	42,980
Hanesbrands, Inc.*	2,101	26,788
Mohawk Industries, Inc.*	1,843	79,194
NIKE, Inc., Class B	13,100	668,100
Phillips-Van Heusen Corp.	1,400	28,182
Polo Ralph Lauren Corp.	1,500	68,115
Quiksilver, Inc.*	4,600	8,464
The Timberland Co., Class A*	1,000	11,550
The Warnaco Group, Inc.*	1,400	27,482
Under Armour, Inc., Class A*	1,100	26,224
Wolverine World Wide, Inc.	2,200	46,288
		1,354,716
Tires & Rubber — 0.0%
Cooper Tire & Rubber Co.	2,500	15,400
The Goodyear Tire & Rubber Co.*	6,400	38,208
		53,608
Tobacco — 1.8%
Altria Group, Inc.	75,100	1,131,006
Lorillard, Inc.	4,700	264,845
Philip Morris International, Inc.	75,100	3,267,601
Reynolds American, Inc.	11,200	451,472
UST, Inc.	5,800	402,404
		5,517,328
Tools-Hand Held — 0.1%
Snap-on, Inc.	2,000	78,760
Stanley Works	2,500	85,250
The Toro Co.	1,000	33,000
		197,010
Transportation — 1.9%
Alexander & Baldwin, Inc.	900	22,554
Arkansas Best Corp.	700	21,077
Bristow Group, Inc.*	200	5,358
Burlington Northern Santa Fe Corp.	11,100	840,381
C.H. Robinson Worldwide, Inc.	7,000	385,210
Con-way, Inc.	1,500	39,900
CSX Corp.	17,400	564,978
FedEx Corp.	8,100	519,615
Forward Air Corp.	450	10,922
GATX Corp.	1,700	52,649
Genesee & Wyoming, Inc., Class A*	1,300	39,650
Heartland Express, Inc.	3,066	48,320
Horizon Lines, Inc., Class A	1,100	3,839
Hub Group, Inc., Class A*	1,400	37,142
J.B. Hunt Transport Services, Inc.	5,300	139,231
Kansas City Southern*	3,100	59,055
Kirby Corp.*	2,000	54,720
Knight Transportation, Inc.	2,625	42,315
Landstar Systems, Inc.	1,600	61,488
Norfolk Southern Corp.	15,800	743,390
Old Dominion Freight Line, Inc.*	1,450	41,267
Overseas Shipholding Group, Inc.	1,100	46,321
Ryder System, Inc.	1,600	62,048
Union Pacific Corp.	16,800	803,040
United Parcel Service, Inc., Class B	24,800	1,367,968
Werner Enterprises, Inc.	2,700	46,818

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Transportation (Continued)
YRC Worldwide, Inc.*	2,263	$6,495
		6,065,751
Utilities — 3.7%
Allegheny Energy, Inc.	6,200	209,932
Alliant Energy Corp.	3,700	107,966
Ameren Corp.	6,800	226,168
American Electric Power Co., Inc.	14,500	482,560
Aqua America, Inc.	4,034	83,060
Avista Corp.	2,100	40,698
Black Hills Corp.	1,000	26,960
CH Energy Group, Inc.	300	15,417
Cleco Corp.	2,000	45,660
CMS Energy Corp.	7,500	75,825
Consolidated Edison, Inc.	10,300	400,979
Constellation Energy Group	4,900	122,941
Dominion Resources, Inc.	22,000	788,480
DPL, Inc.	3,300	75,372
Duke Energy Corp.	50,256	754,343
Edison International	11,900	382,228
El Paso Electric Co.*	1,200	21,708
Exelon Corp.	23,700	1,317,957
FirstEnergy Corp.	10,300	500,374
FPL Group, Inc.	15,600	785,148
IDACORP, Inc.	1,000	29,450
ITC Holdings Corp.	1,300	56,784
MDU Resources Group, Inc.	6,825	147,284
MGE Energy, Inc.	200	6,600
Mirant Corp.*	6,000	113,220
NiSource, Inc.	7,800	85,566
Northeast Utilities	5,500	132,330
Northwest Natural Gas Co.	1,400	61,922
NorthWestern Corp.	400	9,388
OGE Energy Corp.	3,100	79,918
Otter Tail Power Co.	600	13,998
Parker Hannifin Corp.	5,650	240,351
Pepco Holdings, Inc.	7,200	127,872
PG&E Corp.	13,200	510,972
Pinnacle West Capital Corp.	3,200	102,816
PNM Resources, Inc.	1,100	11,088
PPL Corp.	11,500	352,935
Public Service Enterprise Group, Inc.	13,400	390,878
Puget Energy, Inc.	3,800	103,626
Questar Corp.	5,900	192,871
Reliant Energy, Inc.*	8,344	48,228
SCANA Corp.	3,900	138,840
Southern Co.	29,900	1,106,300
Southwest Gas Corp.	1,500	37,830
TECO Energy, Inc.	6,400	79,040
The AES Corp.*	23,600	194,464
The Laclede Group, Inc.	600	28,104
UIL Holdings Corp.	333	10,000
Unisource Energy Corp.	600	17,616
Vectren Corp.	2,700	67,527
WGL Holdings, Inc.	1,900	62,111
Wisconsin Energy Corp.	4,000	167,920
Xcel Energy, Inc.	15,500	287,525
		11,479,150
Waste Management — 0.3%
Darling International, Inc.*	800	4,392
Republic Services, Inc., Class A	6,885	170,679
Stericycle, Inc.*	3,000	156,240
Waste Connections, Inc.*	2,625	82,871
Waste Management, Inc.	18,300	606,462
		1,020,644
TOTAL COMMON STOCKS (Identified Cost $308,333,127)		300,001,412

MUTUAL FUNDS — 3.6%
Other — 3.6%
DFA U.S. MicroCap Portfolio	1,346,993	11,193,509

TOTAL MUTUAL FUNDS (Identified Cost $16,149,373)		11,193,509

SHORT-TERM INVESTMENTS — 0.3%
Other — 0.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	1,125,002	1,125,002
		1,125,003
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,125,003)		1,125,003

Total Investments — 99.7% (Identified Cost $325,607,503)#		312,319,924
Cash and Other Assets, Less liabilities — 0.3%		933,053
Net Assets — 100.0%		$313,252,977

†	See Note 1.
*	Non-income producing security
(a)	Securities were fair valued by management. At December 31, 2008, the total market value for such investments amounted to $5,600, which represents less than 0.01% of net assets.
#

At December 31, 2008  the aggregate cost of investment securities for income tax purposes was $325,607,503.  Net unrealized depreciation aggregated $13,287,579 of which $52,742,042 related to appreciated investment securities and $66,029,621 related to depreciated investment securities.

See notes to financial statements.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 99.9%
Aerospace/Defense — 1.4%
Northrop Grumman Corp.	59,564	$2,682,763

Airlines — 0.7%
Southwest Airlines Co.	152,500	1,314,550

Auto & Related — 0.6%
Johnson Controls, Inc.	61,438	1,115,714

Banks/Savings & Loans — 5.3%
Bank of America Corp.	315,423	4,441,156
Bank of New York Mellon Corp.	50,499	1,430,637
Comerica, Inc.	14,429	286,416
Fifth Third Bancorp	26,765	221,079
Goldman Sachs Group Inc/The	7,380	622,798
M&T Bank Corp.	11,154	640,351
National City Corp.	29,900	54,119
New York Community Bancorp, Inc.	69,400	830,024
Regions Financial Corp.	7,400	58,904
Sovereign Bancorp, Inc.*	92,130	274,547
SunTrust Banks, Inc.	33,360	985,454
Zions Bancorporation	8,900	218,139
		10,063,624
Broadcasting — 5.1%
Ascent Media Corp., Class A*	2,215	48,376
Comcast Corp., Class A	395,223	6,671,364
Comcast Corp., Class A Special	97,750	1,578,662
Discovery Communications, Inc., Class A*	22,150	313,644
Discovery Communications, Inc., Class C*	22,150	296,589
Liberty Global, Inc., Series A*	18,605	296,192
Liberty Global, Inc., Series C*	24,775	376,084
		9,580,911
Building & Construction — 0.3%
Toll Brothers, Inc.*	26,700	572,181

Chemicals — 1.1%
Dow Chemical Co.	126,417	1,907,633
Lubrizol Corp.	4,600	167,394
		2,075,027
Communication Services — 0.3%
Time Warner Cable, Inc.*	22,960	492,492

Computer Equipment — 0.2%
Ingram Micro, Inc., Class A*	30,060	402,503
SanDisk Corp.*	5,000	48,000
		450,503
Computer Services — 0.7%
Computer Sciences Corp.*	27,661	972,007
Fidelity National Information Services, Inc.	18,325	298,148
Sun Microsystems, Inc.*	24,400	93,208
		1,363,363
Computer Software — 0.6%
Symantec Corp.*	90,193	1,219,409

Diversified Operations — 0.5%
IAC/InterActiveCorp*	27,934	439,402
Leucadia National Corp.*	2,835	56,133
Parker Hannifin Corp.	1,500	63,810
Pentair, Inc.	6,491	153,642
PerkinElmer, Inc.	15,600	216,996
		929,983
Electronics — 2.0%
Arrow Electronics, Inc.*	21,800	410,712
Avnet, Inc.*	27,500	500,775
Intersil Corp., Class A	2,643	24,289
Micron Technology, Inc.*	158,500	418,440
Motorola, Inc.	299,152	1,325,244
Thermo Fisher Scientific, Inc.*	9,500	323,665
Tyco Electronics Ltd.	49,220	797,856
		3,800,981
Financial Services — 8.4%
BlackRock, Inc.	4,080	547,332
Capital One Financial Corp.	54,263	1,730,447
Citigroup, Inc.	66,118	443,652
CME Group, Inc.	344	71,590
Discover Financial Services	48,934	466,341
J.P. Morgan Chase & Co.	226,535	7,142,648
KeyCorp	33,500	285,420
Legg Mason, Inc.	8,600	188,426
Lender Processing Services, Inc.	9,162	269,821
Marshall & Ilsley Corp.	21,523	293,574
Merrill Lynch & Co., Inc.	62,000	721,680
Morgan Stanley	88,109	1,413,268
NYSE Euronext	1,615	44,219
Prudential Financial, Inc.	73,000	2,208,980
Synovus Financial Corp.	22,100	183,430
		16,010,828
Food & Beverages — 5.7%
Archer-Daniels-Midland Co.	49,396	1,424,087
Coca-Cola Enterprises, Inc.	88,921	1,069,720
ConAgra Foods, Inc.	8,095	133,567
Constellation Brands, Inc., Class A*	19,834	312,782
Corn Products International, Inc.	13,600	392,360
Kraft Foods, Inc., Class A	186,200	4,999,470
Molson Coors Brewing Co., Class B	31,300	1,531,196
PepsiAmericas, Inc.	17,600	358,336
Tyson Foods, Inc., Class A	57,807	506,389
		10,727,907
Forest & Paper Products — 1.0%
Domtar Corp.*	60,314	100,724
International Paper Co.	56,829	670,582
Weyerhaeuser Co.	38,524	1,179,220
		1,950,526
Health Care - Drugs — 0.6%
King Pharmaceuticals, Inc.*	49,300	523,566
Watson Pharmaceuticals, Inc.*	20,900	555,313
		1,078,879
Health Care - Products — 0.1%
Boston Scientific Corp.*	19,009	147,130

Health Care - Services — 2.6%
Aetna, Inc.	18,762	534,717
Humana, Inc.*	7,900	294,512
Omnicare, Inc.	15,300	424,728
WellPoint, Inc.*	86,207	3,631,901
		4,885,858
Household Appliances & Home Furnishings — 0.1%
Whirlpool Corp.	5,640	233,214

Insurance — 16.4%
Alleghany Corp.*	1,511	426,102
Allstate Corp.	97,600	3,197,376
American Financial Group, Inc.	21,042	481,441
American National Insurance Co.	4,892	360,687

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Chubb Corp.	57,000	$2,907,000
Cincinnati Financial Corp.	32,756	952,217
CNA Financial Corp.	49,052	806,415
Fidelity National Title Group, Inc., Class A	43,267	767,989
Hanover Insurance Group, Inc.	10,904	468,545
Hartford Financial Services Group, Inc.	47,800	784,876
HCC Insurance Holdings, Inc.	9,168	245,244
Lincoln National Corp.	43,200	813,888
Loews Corp.	79,479	2,245,282
Mercury General Corp.	3,750	172,463
MetLife, Inc.	144,583	5,040,163
Nationwide Financial Services, Inc., Class A	14,000	730,940
Odyssey Re Holdings Corp.	13,500	699,435
Old Republic International Corp.	42,075	501,534
Principal Financial Group, Inc.	47,322	1,068,058
Reinsurance Group of America, Inc.	12,042	515,638
StanCorp Financial Group, Inc.	9,000	375,930
The First American Corp.	18,200	525,798
The Travelers Companies, Inc.	119,785	5,414,282
Torchmark, Inc.	13,900	621,330
Transatlantic Holdings, Inc.	7,500	300,450
UnumProvident Corp.	16,356	304,222
Wesco Financial Corp.	1,385	398,741
		31,126,046
Internet Services — 0.4%
Expedia, Inc.*	52,149	429,708
Liberty Media Holding Corp. - Interactive, Class A*	108,237	337,699
		767,407
Leisure — 1.1%
Carnival Corp.	82,444	2,005,038
Royal Caribbean Cruises Ltd.	11,100	152,625
		2,157,663
Manufacturing — 0.7%
Fortune Brands, Inc.	16,667	688,014
Leggett & Platt, Inc.	17,573	266,934
Masco Corp.	40,141	446,769
		1,401,717
Metals & Mining — 0.1%
Alcoa, Inc.	22,642	254,949

Multimedia — 6.8%
CBS Corp., Class A	8,700	71,688
CBS Corp., Class B	123,795	1,013,881
Gannett Co., Inc.	28,200	225,600
Liberty Media Corp. - Entertainment, Series A*	93,752	1,638,785
News Corp. Class B	15,900	152,322
News Corp., Class A	23,808	216,415
Time Warner, Inc.	651,100	6,550,066
Walt Disney Co.	132,182	2,999,209
		12,867,966
Office Equipment — 0.5%
Xerox Corp.	120,471	960,154

Oil & Gas — 13.3%
Anadarko Petroleum Corp.	80,964	3,121,162
Apache Corp.	48,841	3,640,120
Chesapeake Energy Corp.	89,349	1,444,773
Cimarex Energy Co.	10,800	289,224
ConocoPhillips	147,474	7,639,153
Devon Energy Corp.	51,000	3,351,210
ENSCO International, Inc.	7,000	198,730
Forest Oil Corp.*	16,600	273,734
Helmerich & Payne, Inc.	570	12,967
Marathon Oil Corp.	84,413	2,309,540
Murphy Oil Corp.	7,900	350,365
Newfield Exploration Co.*	16,600	327,850
Patterson-UTI Energy, Inc.	8,400	96,684
Pioneer Natural Resources Co.	24,576	397,640
Pride International, Inc.*	9,007	143,932
Reliant Energy, Inc.*	18,100	104,618
Rowan Cos., Inc.	6,000	95,400
Tidewater, Inc.	9,482	381,840
Valero Energy Corp.	48,748	1,054,907
Whiting Petroleum Corp.*	1,900	63,574
		25,297,423
Paper & Related Products — 0.2%
MeadWestvaco Corp.	33,013	369,415

Photo Equipment & Supplies — 0.1%
Eastman Kodak Co.	37,336	245,671

Printing — 0.2%
R. R. Donnelley & Sons Co.	31,877	432,890

Publishing — 0.0%
Washington Post Co/The	174	67,904

Retail - Food — 0.4%
Safeway, Inc.	7,652	181,888
SUPERVALU, Inc.	32,652	476,719
		658,607
Retail - General — 0.6%
J.C. Penney Co., Inc.	26,756	527,093
Sears Holdings Corp.*	14,396	559,573
		1,086,666
Retail - Specialty — 2.6%
CVS Caremark Corp.	144,075	4,140,716
Macy’s, Inc.	76,666	793,493
		4,934,209
Steel — 0.1%
Reliance Steel & Aluminum Co.	2,900	57,826
The Timken Co.	7,710	151,347
		209,173
Telecommunications — 10.1%
AT&T, Inc.	288,682	8,227,437
CenturyTel, Inc.	10,600	289,698
Sprint Corp.*	212,124	388,187
Telephone & Data Systems, Inc.	13,200	419,100
Telephone & Data Systems, Inc., Special Shares	9,400	264,140
United States Cellular Corp.*	5,500	237,820
Verizon Communications, Inc.	273,903	9,285,312
		19,111,694
Textile & Apparel — 0.3%
Mohawk Industries, Inc.*	12,200	524,234

Tires & Rubber — 0.1%
The Goodyear Tire & Rubber Co.*	16,087	96,039

Transportation — 8.6%
Burlington Northern Santa Fe Corp.	58,300	4,413,893
CSX Corp.	77,005	2,500,352

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Transportation (Continued)
FedEx Corp.	24,123	$1,547,490
Kansas City Southern*	1,390	26,480
Norfolk Southern Corp.	67,500	3,175,875
Ryder System, Inc.	10,200	395,556
Union Pacific Corp.	91,000	4,349,800
		16,409,446
TOTAL COMMON STOCKS (Identified Cost $243,659,873)		189,675,116

SHORT-TERM INVESTMENTS — 0.2%
Other — 0.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	433,001	433,001
		433,002
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $433,002)		433,002

Total Investments — 100.1% (Identified Cost $244,092,875)#		190,108,118
Liabilities, Less Cash and Other Assets — (0.1%)		(201,041)
Net Assets — 100.0%		$189,907,077

†	See Note 1.
*	Non-income producing security.
#

At December 31, 2008  the aggregate cost of investment securities for income tax purposes was $244,092,875.  Net unrealized depreciation aggregated $53,984,757 of which $18,681,683 related to appreciated investment securities and $72,666,440 related to depreciated investment securities.

See notes to financial statements.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 100.0%
Advertising — 0.2%
Harte-Hanks, Inc.(a)	14,300	$89,232
inVentiv Health, Inc.*	7,500	86,550
LoopNet, Inc.(a)*	6,900	47,058
Marchex, Inc., Class B(a)	6,400	37,312
		260,152
Aerospace/Defense — 1.7%
AAR Corp.*	9,000	165,690
Aerovironment Inc.*	2,600	95,706
ARGON ST, Inc.*	7,700	145,222
CPI Aerostructures, Inc.*	1,342	7,381
Curtiss-Wright Corp.	7,275	242,912
Ducommun, Inc.	2,055	34,319
GenCorp, Inc.(a)*	13,000	47,840
HEICO Corp.(a)	2,339	90,823
HEICO Corp., Class A	3,120	90,355
Herley Industries, Inc.(a)*	2,700	33,156
Hexcel Corp.*	15,900	117,501
Innovative Solutions and Support, Inc.	4,950	19,553
Kaman Corp., Class A	5,300	96,089
Kratos Defense & Security Solutions, Inc.*	21,599	30,239
Ladish Co., Inc.(a)*	2,600	36,010
LMI Aerospace, Inc.*	2,400	27,288
Luna Innovations, Inc.(a)*	1,600	3,072
Moog, Inc., Class A*	6,900	252,333
Orbital Sciences Corp.*	13,200	257,796
Teledyne Technologies, Inc.*	8,099	360,810
The Allied Defense Group, Inc.*	1,000	6,200
TransDigm Group, Inc.(a)*	5,800	194,706
Triumph Group, Inc.(a)	3,700	157,102
World Fuel Services Corp.	6,600	244,200
		2,756,303
Agricultural Operations — 0.2%
Alico, Inc.	1,300	53,287
Cadiz, Inc.(a)*	2,500	31,275
Senesco Technologies, Inc.*	89	80
The Andersons, Inc.	4,100	67,568
The Toro Co.(a)	6,900	227,700
		379,910
Airlines — 0.9%
AirTran Holdings, Inc.(a)*	28,350	125,874
Alaska Air Group, Inc.*	9,700	283,725
Allegiant Travel Co.(a)*	2,600	126,282
ATA Holdings Corp.(b)(c)*	600	—
ExpressJet Holdings, Inc.(a)*	1,400	2,380
Hawaiian Holdings, Inc.(a)*	11,300	72,094
JetBlue Airways Corp.(a)*	28,200	200,220
Pinnacle Airlines Corp.*	5,350	9,095
Republic Airways Holdings, Inc.*	9,900	105,633
SkyWest, Inc.	14,100	262,260
UAL Corp.(a)	15,600	171,912
US Airways Group, Inc.(a)*	15,950	123,293
		1,482,768
Auto & Related — 0.9%
American Axle & Manufacturing Holdings, Inc.	12,200	35,258
Amerigon, Inc.(a)*	5,000	16,300
Arctic Cat, Inc.	1,340	6,419
ArvinMeritor, Inc.(a)	16,600	47,310
Asbury Automotive Group, Inc.(a)	7,200	32,904
ATC Technology Corp.*	4,100	59,983
Avis Budget Group, Inc.(a)*	12,500	8,750
Coachmen Industries, Inc.(a)*	3,000	5,520
Commercial Vehicle Group, Inc.*	4,200	3,906
Dorman Products, Inc.*	3,350	44,220
Fuel Systems Solutions, Inc.(a)*	4,600	150,696
H&E Equipment Services, Inc.(a)*	7,800	60,138
Hayes Lemmerz International, Inc.(a)*	31,527	14,187
Lear Corp.*	12,500	17,625
Lithia Motors, Inc., Class A(a)	1,831	5,969
LoJack Corp.*	3,500	14,420
Midas, Inc.(a)*	3,000	31,470
Miller Industries, Inc.*	2,200	11,660
Monaco Coach Corp.(a)	6,950	3,544
Monro Muffler Brake, Inc.	4,500	114,750
Noble International Ltd.(a)	5,200	2,288
Penske Automotive Group, Inc.(a)	18,700	143,616
Rush Enterprises, Inc., Class A*	6,000	51,420
Skyline Corp.(a)	1,200	23,988
Spartan Motors, Inc.(a)	6,900	32,637
Standard Motor Products, Inc.	3,600	12,456
Strattec Security Corp.(a)	700	11,515
Superior Industries International, Inc.(a)	5,600	58,912
Supreme Industries, Inc., Class A	1,197	1,017
Tenneco, Inc.(a)*	10,500	30,975
Thor Industries, Inc.	13,400	176,612
Titan International, Inc.(a)	7,375	60,844
Tower Automotive, Inc.(b)(c)*	6,500	—
TRW Automotive Holdings Corp.(a)*	1,200	4,320
United Rentals, Inc.(a)*	11,200	102,144
Visteon Corp.*	22,565	7,898
Wabash National Corp.(a)	8,200	36,900
Winnebago Industries, Inc.(a)	6,500	39,195
		1,481,766
Banks/Savings & Loans — 10.5%
1st Source Corp.	5,867	138,637
Abington Bancorp, Inc.(a)	5,000	46,250
AMCORE Financial, Inc.	4,556	16,493
American Bancorp of New Jersey, Inc.	2,500	29,750
AmericanWest Bancorporation(a)	3,866	2,861
Ameris Bancorp(a)	3,229	38,264
Anchor BanCorp Wisconsin, Inc.	4,900	13,524
Atlantic Coast Federal Corp.	2,500	9,725
B of I Holding, Inc.(a)*	300	1,425
Bancfirst Corp.(a)	3,000	158,760
BancTrust Financial Group, Inc.(a)	3,390	50,036
Bank Mutual Corp.(a)	6,786	78,310
Bank of Florida Corp.(a)*	3,000	12,630
Bank of Granite Corp.	3,446	8,443
Bank of the Ozarks, Inc.(a)	4,000	118,560
BankAtlantic Bancorp, Inc., Class A(a)	2,000	11,600
BankFinancial Corp.(a)	4,900	49,931
Banner Corp.(a)	3,860	36,323
Beneficial Mutual Bancorp, Inc.*	3,500	39,375
Berkshire Hills Bancorp, Inc.	2,400	74,064
Boston Private Financial Holdings, Inc.(a)	8,800	60,192
Brookline Bancorp, Inc.	14,148	150,676
Cadence Financial Corp.(a)	2,400	11,184
Camden National Corp.	2,000	53,960
Capital City Bank Group, Inc.(a)	1,900	51,756
Capital Corp. of the West(a)	1,800	1,692
Capitol Bancorp Ltd.(a)	3,700	28,860
Cardinal Financial Corp.(a)	6,692	38,077
Cascade Financial Corp.	2,077	11,257
Cass Information Systems, Inc.(a)	1,000	30,460
Cathay Bancorp, Inc.(a)	12,318	292,552
Center Bancorp, Inc.(a)	2,835	23,190
Center Financial Corp.(a)	3,600	22,212
Central Pacific Financial Corp.(a)	7,100	71,284

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
CFS Bancorp, Inc.	1,800	$7,020
Charter Financial Corp.(a)	2,028	18,252
Chemical Financial Corp.(a)	5,050	140,794
Citizens Community Bancorp, Inc.	400	2,760
Citizens First Bancorp, Inc.	1,800	3,780
Clifton Savings Bancorp, Inc.(a)	3,000	35,580
Colony Bankcorp, Inc.(a)	1,100	8,811
Columbia Banking System, Inc.(a)	4,083	48,710
Community Bancorp(a)*	1,200	4,164
Community Bank Systems, Inc.(a)	6,300	153,657
Community Trust Bancorp, Inc.	4,498	165,301
Corus Bankshares, Inc.(a)	12,700	14,097
CVB Financial Corp.(a)	21,055	250,554
Dearborn Bancorp, Inc.(a)*	1,050	1,743
Dime Community Bancshares	10,050	133,665
East West Bancorp, Inc.	8,900	142,133
Encore Bancshares Inc.*	500	5,500
Enterprise Financial Services Corp.	2,856	43,525
ESSA Bancorp, Inc.(a)	1,900	26,847
F.N.B. Corp.(a)	19,532	257,822
Financial Institutions, Inc.(a)	1,700	24,395
First Bancorp(a)	3,400	62,390
First Busey Corp., Class A(a)	8,876	161,898
First Citizens BancShares, Inc.	200	30,560
First Community Bancshares, Inc.(a)	2,661	92,789
First Defiance Financial Corp.	1,000	7,730
First Federal Bancshares of Arkansas, Inc.(a)	500	3,675
First Federal of Northern Michigan Bancorp, Inc.(a)	300	405
First Financial Bancorp	8,665	107,359
First Financial Bankshares, Inc.(a)	4,735	261,419
First Financial Corp.(a)	3,200	131,168
First Financial Holdings, Inc.	2,800	56,672
First Financial Northwest, Inc.	2,100	19,614
First Financial Service Corp.(a)	440	5,196
First Mariner Bancorp(a)*	100	73
First Merchants Corp.	3,877	86,108
First Midwest Bancorp, Inc.(a)	11,400	227,658
First PacTrust Bancorp, Inc.(a)	200	1,928
First Place Financial Corp.(a)	2,900	11,107
First Regional Bancorp(a)*	2,700	8,748
First Security Group Inc./TN	2,000	9,240
First South Bancorp, Inc.(a)	1,100	13,816
First State Bancorp(a)	4,900	8,085
FirstFed Financial Corp.(a)*	97	170
Flagstar Bancorp, Inc.(a)*	8,880	6,305
Flushing Financial Corp.	4,700	56,212
FNB Corp. United Corp.	2,073	6,509
Frontier Financial Corp.(a)	10,899	47,520
Gateway Financial Holdings, Inc.(a)(c)	3,505	17,069
German American Bancorp(a)	2,400	27,336
Glacier Bancorp, Inc.(a)	12,072	229,609
Great Southern Bancorp, Inc.(a)	3,025	34,606
Greene County Bancshares, Inc.(a)	2,220	30,064
Guaranty Bancorp(a)*	11,800	23,600
Hampden Bancorp, Inc.	300	2,742
Hancock Holding Co.(a)	7,700	350,042
Hanmi Financial Corp.(a)	9,300	19,158
Harleysville National Corp.(a)	10,525	151,981
Heartland Financial USA, Inc.	5,400	111,186
Heritage Commerce Corp.(a)	3,188	35,833
Home Bancshares, Inc.(a)	4,427	119,308
Home Federal Bancorp, Inc.	4,062	43,545
Horizon Financial Corp.(a)	2,725	12,917
IBERIABANK Corp.(a)	2,875	138,000
Independent Bank Corp.-MA	3,182	83,241
Independent Bank Corp.-MI(a)	4,683	10,115
Integra Bank Corp.(a)	4,000	5,480
International Bancshares Corp.	13,920	303,874
Intervest Bancshares Corp.	1,400	5,586
Investors Bancorp, Inc.*	26,500	355,895
K-Fed Bancorp(a)	2,875	18,688
Kearny Financial Corp.(a)	17,221	220,429
Lakeland Bancorp, Inc.(a)	5,276	59,408
Lakeland Financial Corp.(a)	2,500	59,550
Legacy Bancorp, Inc.	2,500	26,425
Macatawa Bank Corp.(a)	3,307	11,475
MainSource Financial Group, Inc.	4,530	70,215
MB Financial, Inc.	8,840	247,078
MBT Financial Corp.(a)	7,300	22,192
Medallion Financial Corp.	3,400	25,942
Mercantile Bank Corp.	1,265	5,440
Meridian Interstate Bancorp, Inc.(a)*	300	2,775
Midwest Banc Holdings, Inc.(a)	6,400	8,960
Nara Bancorp, Inc.(a)	5,900	57,997
National Penn Bancshares, Inc.(a)	18,159	263,487
NBT Bancorp, Inc.	7,860	219,766
New Century Bancorp, Inc.*	200	1,020
New England Bancshares, Inc.	1,000	8,000
New Hampshire Thrift Bancshares, Inc.	200	1,534
NewAlliance Bancshares, Inc.(a)	33,500	441,195
NewBridge Bancorp.	1,200	2,856
Northeast Community Bancorp, Inc.	2,200	15,268
Northfield Bancorp, Inc.	4,289	48,251
Northwest Bancorp, Inc.(a)	12,000	256,560
OceanFirst Financial Corp.	2,752	45,683
Old National Bancorp(a)	18,700	339,592
Old Second Bancorp, Inc.(a)	2,868	33,269
Online Resources Corp.*	6,600	31,284
Oritani Financial Corp.*	5,273	88,850
Pacific Capital Bancorp(a)	11,066	186,794
Pacific Mercantile Bancorp(a)	2,500	12,250
Pacific Premier Bancorp, Inc.*	300	1,167
PacWest Bancorp(a)	6,200	166,780
Park National Corp.(a)	3,450	247,537
Peapack-Gladstone Financial Corp.	1,250	33,300
Pennsylvania Commerce Bancorp, Inc.(a)*	900	23,994
Peoples Bancorp, Inc.(a)	2,300	43,999
PFF Bancorp, Inc.(a)*	5,620	37
Pinnacle Financial Partners, Inc.(a)*	5,500	163,955
Preferred Bank - LA(a)	2,200	13,200
PrivateBancorp, Inc.(a)	5,300	172,038
Prosperity Bancshares, Inc.(a)	10,600	313,654
Provident Bankshares Corp.(a)	7,240	69,938
Provident Financial Holdings, Inc.(a)	1,000	4,520
Provident Financial Services, Inc.	14,515	222,079
Provident New York Bancorp	10,000	124,000
Pulaski Financial Corp.(a)	1,200	8,028
Rainier Pacific Financial Group, Inc.(a)	700	980
Renasant Corp.	5,000	85,150
Republic Bancorp, Inc., Class A(a)	7,344	199,757
Republic First Bancorp, Inc.(a)*	1,450	12,760
Riverview Bancorp, Inc.	2,760	6,210
Rockville Financial, Inc.(a)	4,671	65,254
Roma Financial Corp.(a)	4,100	51,619
Rome Bancorp, Inc.	1,200	10,440
S&T Bancorp, Inc.(a)	6,000	213,000
S.Y. Bancorp, Inc.(a)	2,891	79,503
Sandy Spring Bancorp, Inc.(a)	6,300	137,529

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Banks/Savings & Loans (Continued)
SCBT Financial Corp.(a)	1,000	$34,500
Seacoast Banking Corp. of Florida(a)	4,210	27,786
Security Bank Corp.(a)	4,228	4,524
SI Financial Group, Inc.(a)	2,300	13,800
Sierra Bancorp(a)	2,100	44,100
Signature Bank - NY*	7,100	203,699
Simmons First National Corp., Class A	3,100	91,357
Smithtown Bancorp, Inc.(a)	3,500	56,105
Southern Community Financial Corp.	3,300	11,649
Southern Connecticut Bancorp, Inc.*	200	990
Southside Bancshares, Inc.	2,868	67,398
Southwest Bancorp, Inc.	2,600	33,696
State Bancorp, Inc.	2,377	23,152
StellarOne Corp.(a)	2,301	38,887
Sterling Bancorp(a)	3,740	52,472
Sterling Bancshares, Inc.	18,300	111,264
Sterling Financial Corp. - WA(a)	12,354	108,715
Suffolk Bancorp(a)	2,200	79,046
Sun American Bancorp*	1,560	577
Sun Bancorp, Inc.*	5,004	37,480
Superior Bancorp(a)*	1,800	5,706
SVB Financial Group(a)*	7,900	207,217
Taylor Capital Group, Inc.(a)	2,400	14,040
Temecula Valley Bancorp, Inc.	1,800	1,696
Texas Capital Bancshares, Inc.*	6,000	80,160
The Bancorp, Inc.(a)*	2,600	9,750
TIB Financial Corp.(a)	1,029	4,477
TierOne Corp.(a)	3,600	13,500
Timberland Bancorp, Inc.	2,600	19,370
Tompkins Trustco, Inc.(a)	2,200	127,490
TowneBank	3,400	84,286
Trico Bancshares(a)	3,800	94,886
TrustCo Bank Corp. NY(a)	17,234	163,895
Trustmark Corp.(a)	13,700	295,783
UCBH Holdings, Inc.(a)	24,900	171,312
Umpqua Holdings Corp.(a)	12,242	177,142
Union Bankshares Corp.(a)	2,400	59,520
United Bankshares, Inc.(a)	10,300	342,166
United Community Banks, Inc.(a)	9,960	135,257
United Financial Bancorp, Inc.	3,955	59,879
United Security Bancshares / CA(a)	789	9,137
United Western Bancorp, Inc.	1,600	14,976
Univest Corp. of Pennsylvania(a)	3,100	99,634
ViewPoint Financial Group(a)	3,276	52,580
Virginia Commerce Bancorp*	5,786	29,914
Washington Banking Co.	1,600	13,920
Washington Federal, Inc.(a)	7,275	108,834
Washington Trust Bancorp, Inc.(a)	3,000	59,250
Waterstone Financial Inc.(a)*	6,900	23,115
Webster Financial Corp.(a)	10,800	148,824
WesBanco, Inc.(a)	5,363	145,927
West Bancorporation(a)	5,350	65,538
West Coast Bancorp(a)	2,947	19,421
Westamerica Bancorporation(a)	6,300	322,245
Western Alliance Bancorp(a)*	5,100	51,459
Westfield Financial, Inc.	3,800	39,216
Wilmington Trust Corp.	83	1,846
Wilshire Bancorp, Inc.(a)	6,600	59,928
Wintrust Financial Corp.(a)	4,750	97,708
Yadkin Valley Financial Corp.(a)	1,400	19,950
		16,601,776
Broadcasting — 0.4%
4Kids Entertainment, Inc.*	2,900	5,684
Acacia Research-Acacia Technologies*	7,002	21,286
Beasley Broadcast Group, Inc., Class A(a)	1,657	2,983
Cox Radio, Inc., Class A(a)*	5,100	30,651
Crown Media Holdings, Inc., Class A(a)*	17,800	50,730
Cumulus Media, Inc., Class A(a)*	6,400	15,936
DG Fastchannel, Inc.(a)*	5,458	68,116
Entercom Communications Corp.(a)	5,260	6,470
Entravision Communications Corp.*	9,100	14,196
Fisher Communications, Inc.	1,100	22,704
Lin TV Corp., Class A(a)*	6,700	7,303
Mediacom Communications Corp.(a)*	13,700	58,910
New Frontier Media, Inc.(a)	7,900	13,430
Saga Communications, Inc., Class A*	3,350	5,527
Salem Communications Corp., Class A*	3,500	2,625
Sinclair Broadcast Group, Inc., Class A(a)	10,500	32,550
TiVo, Inc.(a)*	25,827	184,921
World Wrestling Federation Entertainment, Inc.(a)	3,500	38,780
		582,802
Building & Construction — 1.9%
AAON, Inc.	3,900	81,432
Ampco-Pittsburgh Corp.	2,200	47,740
AMREP Corp.*	1,500	46,920
Apogee Enterprises, Inc.	6,300	65,268
Brookfield Homes Corp.(a)	3,000	12,960
Builders FirstSource, Inc.(a)*	8,500	13,005
Cavalier Homes, Inc.*	4,000	4,160
Cavco Industries, Inc.(a)*	1,100	29,579
Champion Enterprises, Inc.*	18,400	10,304
Comfort Systems USA, Inc.	8,930	95,194
Drew Industries, Inc.(a)*	4,800	57,600
Dycom Industries, Inc.*	8,000	65,760
Emcor Group, Inc.*	14,714	330,035
Granite Construction Inc.(a)	3,525	154,853
Great Lakes Dredge & Dock Co.	8,100	33,615
Hovnanian Enterprises, Inc., Class A(a)*	4,300	7,396
Insituform Technologies, Inc., Class A(a)*	5,400	106,326
Integrated Electrical Services, Inc.(a)*	2,998	26,262
Interline Brands, Inc.*	6,600	70,158
KB Home(a)	12,500	170,250
KSW, Inc.(a)	1,050	3,129
Layne Christensen Co.(a)*	3,200	76,832
M.D.C. Holdings, Inc.	7,575	229,523
M/I Homes, Inc.(a)	1,500	15,810
Meritage Homes Corp.(a)*	3,700	45,029
Michael Baker Corp.*	1,300	47,983
Modine Manufacturing Co.	7,400	36,038
Modtech Holdings, Inc.(a)*	1,500	2
NCI Building Systems, Inc.(a)*	4,400	71,720
Orleans Homebuilders, Inc.(a)	4,953	5,845
Palm Harbor Homes, Inc.(a)*	4,600	22,908
Perini Corp.*	5,800	135,604
PGT, Inc.(a)*	2,625	2,966
Quanex Building Products Corp.	7,625	71,446
Simpson Manufacturing Co., Inc.(a)	11,100	308,136
Standard Pacific Corp.(a)*	9,700	17,266
Sterling Construction Co., Inc.*	2,500	46,350
Texas Industries, Inc.(a)	6,200	213,900
The Ryland Group, Inc.(a)	9,600	169,632
Trex Co., Inc.*	2,700	44,442
U.S. Home Systems, Inc.(a)*	1,100	2,849
Woodbridge Holdings Corp.(a)*	205	123
		2,996,350

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Business Services — 3.0%
Acxiom Corp.	17,600	$142,736
Administaff, Inc.	5,700	123,576
Ambassadors International, Inc.*	2,097	1,531
AMN Healthcare Services, Inc.*	7,300	61,758
Arrowhead Research Corp.(a)*	5,800	5,452
Barrett Business Services, Inc.	2,100	22,890
Bowne & Co., Inc.	6,100	35,868
Brady Corp., Class A	11,200	268,240
CDI Corp.	3,800	49,172
CIBER, Inc.*	11,900	57,239
Cogent, Inc.(a)*	22,200	301,254
Concur Technologies, Inc.(a)*	8,175	268,303
CorVel Corp.*	2,550	56,049
CRA International, Inc.(a)*	2,200	59,246
Cross Country Healthcare, Inc.(a)*	6,900	60,651
CSG Systems International, Inc.*	10,600	185,182
Diamond Management & Technology Consultants, Inc.(a)	7,300	30,733
EDGAR Online, Inc.(a)*	6,200	7,750
Edgewater Technology, Inc.*	2,300	5,957
Electro Rent Corp.	6,482	72,339
Emergency Medical Services Corp., Class A(a)*	1,000	36,610
ePlus, Inc.(a)*	1,200	12,624
Fair Isaac Corp.(a)	10,900	183,774
Forrester Research, Inc.*	5,200	146,692
FortuNet, Inc.(a)*	1,700	2,907
Franklin Covey Co.*	4,000	24,200
Gevity HR, Inc.	5,224	7,888
Hackett Group, Inc.*	8,900	25,988
Heidrick & Struggles International, Inc.(a)	3,700	79,698
Hill Intl, Inc.*	9,200	64,768
Hudson Highland Group, Inc.*	5,400	18,090
Huron Consulting Group, Inc.*	4,080	233,661
ICF International, Inc.(a)*	1,100	27,027
infoGROUP, Inc.	12,800	60,672
Innodata Isogen, Inc.(a)*	5,684	14,210
Intelli-Check, Inc.(a)*	2,900	4,785
Kelly Services, Inc., Class A	6,800	88,468
Kenexa Corp.*	5,100	40,698
Kforce, Inc.*	10,645	81,754
Korn/Ferry International*	10,100	115,342
LECG Corp.*	5,200	34,892
MAXIMUS, Inc.	4,400	154,484
Microstrategy, Inc., Class A(a)*	2,101	78,010
ModusLink Global Solutions, Inc.*	10,390	30,027
MPS Group, Inc.*	20,800	156,624
National Technical Systems, Inc.	1,400	5,250
Navigant Consulting, Inc.*	13,900	220,593
On Assignment, Inc.*	16,400	92,988
PDI, Inc.*	3,600	14,436
RCM Technologies, Inc.*	2,600	2,808
Resources Connection, Inc.*	6,315	103,440
Spherion Corp.*	11,700	25,857
Stanley Inc.,(a)*	3,290	119,164
TeamStaff, Inc.(a)*	488	903
TeleTech Holdings, Inc.(a)*	13,200	110,220
Tetra Tech, Inc.*	14,800	357,420
The Corporate Executive Board Co.(a)	4,100	90,446
Thomas Group, Inc.(a)*	1,300	715
TRC Cos., Inc.(a)*	4,900	9,506
TrueBlue, Inc.(a)*	11,000	105,270
Versar, Inc.(a)*	2,000	8,240
		4,807,075
Chemicals — 2.1%
A. Schulman, Inc.	5,300	90,100
Aceto Corp.	7,018	70,250
American Pacific Corp.*	1,000	8,050
American Vanguard Corp.	6,233	72,926
Arch Chemicals, Inc.	5,600	145,992
Balchem Corp.	4,350	108,359
Cabot Corp.	8,400	128,520
Cabot Microelectronics Corp.*	5,200	135,564
Chemtura Corp.	25,200	35,280
Dionex Corp.*	4,000	179,400
Ferro Corp.(a)	9,900	69,795
GenTek, Inc.(a)*	2,600	39,130
Georgia Gulf Corp.(a)	7,800	8,346
H.B. Fuller Co.(a)	10,900	175,599
Hawkins, Inc.	1,200	18,348
ICO, Inc.*	6,200	19,592
Innophos Holdings, Inc.	2,500	49,525
KMG Chemicals, Inc.	2,500	12,425
Kronos Worldwide, Inc.(a)	11,107	129,397
Landec Corp.(a)*	5,600	36,848
Metabolix, Inc.(a)*	3,200	40,704
Minerals Technologies, Inc.	4,400	179,960
NewMarket Corp.(a)	5,000	174,550
NL Industries, Inc.(a)	11,700	156,780
Northern Technologies International Corp.(a)*	800	5,472
Olin Corp.	17,277	312,368
OM Group, Inc.(a)*	6,900	145,659
Penford Corp.(a)	1,600	16,192
PolyOne Corp.*	20,800	65,520
Quaker Chemical Corp.	2,260	37,177
Spartech Corp.	6,900	43,194
Stepan Co.	1,700	79,883
Symyx Technologies, Inc.*	7,400	43,956
Valhi, Inc.(a)	2,699	28,879
W.R. Grace & Co.(a)*	16,200	96,714
WD-40 Co.(a)	5,000	141,450
Westlake Chemical Corp.(a)	15,100	245,979
Zep, Inc.	1,600	30,896
		3,378,779
Commercial Services — 2.0%
Advance America Cash Advance Centers, Inc.	13,800	26,082
Arbitron, Inc.	5,900	78,352
CBIZ, Inc.(a)*	15,700	135,805
Coinstar, Inc.(a)*	6,400	124,864
Collectors Universe, Inc.	1,650	4,835
Command Security Corp.*	1,200	3,696
Competitive Technologies, Inc.(a)*	1,800	1,782
Convergys Corp.*	14,800	94,868
CoStar Group, Inc.(a)*	2,764	91,046
CPI Corp.(a)	1,100	3,850
Deluxe Corp.	10,400	155,584
DynCorp International, Inc.*	7,400	112,258
Energy Focus, Inc.(a)*	2,200	2,530
Euronet Worldwide, Inc.(a)*	11,300	131,193
Exlservice Holdings, Inc.*	6,500	55,705
First Advantage Corp., Class A(a)*	2,000	28,300
Global Cash Access Holdings, Inc.(a)*	18,692	41,496
GP Strategies Corp.*	3,599	16,196
Healthcare Services Group(a)	17,224	274,378
Heartland Payment Systems, Inc.(a)	5,300	92,750
ICT Group, Inc.*	3,000	13,740
Intersections, Inc.*	4,100	21,320

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Services (Continued)
Live Nation, Inc.(a)*	15,700	$90,118
Mac-Gray Corp.*	2,474	16,081
McGrath Rentcorp	5,300	113,208
Medifast, Inc.*	3,300	18,249
Mobile Mini, Inc.(a)*	7,820	112,765
Monster Worldwide, Inc.(a)*	9,500	114,855
Morningstar, Inc.(a)*	2,100	74,550
Perceptron, Inc.*	1,100	3,707
Pfsweb Inc.,(a)*	307	221
PHH Corp.*	11,200	142,576
Plexus Corp.*	8,900	150,855
Pre-Paid Legal Services, Inc.(a)*	2,300	85,767
Premier Exhibitions, Inc.(a)*	6,300	6,930
Protection One, Inc.(a)*	5,134	24,541
Providence Service Corp.(a)*	4,498	6,522
ProxyMed, Inc.(a)*	4,900	12
Rewards Network, Inc.(a)*	9,400	24,346
Standard Parking Corp.(a)*	4,000	77,360
StarTek, Inc.*	3,323	14,787
SYNNEX Corp.(a)*	7,200	81,576
Team, Inc.*	4,200	116,340
TETRA Technologies, Inc.(a)*	16,850	81,891
TGC Industries, Inc.*	5,617	11,627
TNS, Inc.*	4,600	43,194
UniFirst Corp.	3,000	89,070
Viad Corp.	4,500	111,330
Wright Express Corp.*	8,700	109,620
		3,232,728
Communication Services — 0.1%
Switch and Data Facilities Co.(a)*	3,800	28,082
Terremark Worldwide, Inc.(a)*	12,100	47,069
WPCS International, Inc.*	1,000	1,970
		77,121
Communications Equipment — 1.2%
Acme Packet, Inc.*	6,600	34,716
ANADIGICS, Inc.*	14,200	21,016
Applied Signal Technology, Inc.	3,400	60,996
Arris Group, Inc.*	27,627	219,635
Aruba Networks Inc.(a)*	10,700	27,285
Atheros Communications, Inc.*	8,400	120,204
Ceradyne, Inc.(a)*	5,525	112,213
Datalink Corp.(a)*	2,300	7,153
Digi International, Inc.*	7,600	61,636
Endwave Corp.*	2,950	7,080
Finisar Corp.(a)*	1	—
Globecomm Systems, Inc.*	4,150	22,783
I.D. Systems, Inc.(a)*	1,600	6,480
Ixia*	14,328	82,816
KVH Industries, Inc.*	3,300	17,094
Macrovision Solutions Corp.*	20,912	264,537
MasTec, Inc.*	15,259	176,699
Network Equipment Technologies, Inc.(a)*	5,600	16,128
Oplink Communications, Inc.*	4,200	36,120
Optical Cable Corp.*	374	1,010
Performance Technologies, Inc.*	2,500	8,350
SeaChange International, Inc.*	7,100	51,191
Smith Micro Software, Inc.(a)*	6,500	36,140
Sonus Networks, Inc.(a)*	63,075	99,658
SRS Labs, Inc.(a)*	3,700	17,649
Tekelec(a)*	14,900	198,766
UTStarcom, Inc.(a)*	28,400	52,540
ViaSat, Inc.*	6,400	154,112
Williams Controls, Inc.*	1,500	10,920
		1,924,927
Computer Equipment — 1.5%
Adaptec, Inc.*	29,728	98,102
Adept Technology, Inc.*	1,000	3,750
Agilysys, Inc.	5,276	22,634
Astro-Med, Inc.	575	3,490
Bookham, Inc.*	1	—
Calamp Corp.*	3,779	1,701
California Micro Devices Corp.*	5,100	9,486
Cray, Inc.(a)*	3,939	8,193
Data Domain, Inc.(a)*	3,300	62,040
Dataram Corp.(a)	1,799	2,339
Digimarc Corp.(a)*	1,256	12,585
Dot Hill Systems Corp.*	11,900	9,639
Electronics for Imaging, Inc.*	11,600	110,896
Emulex Corp.*	18,500	129,130
Hauppauge Digital, Inc.*	2,400	2,688
Hurco Cos., Inc.(a)*	1,000	12,000
Hutchinson Technology, Inc.(a)*	5,200	18,096
Imation Corp.(a)	6,900	93,633
Immersion Corp.(a)*	6,300	37,107
Insight Enterprises, Inc.*	10,250	70,725
Integral Systems, Inc.*	4,000	48,200
Interphase Corp.(a)*	1,200	1,992
Isilon Systems, Inc.*	7,849	25,823
KEY Tronic Corp.*	1,700	1,649
Lasercard Corp.*	2,100	7,644
Maxwell Technologies, Inc.*	4,300	21,801
Mentor Graphics Corp.*	20,800	107,536
Mercury Computer Systems, Inc.*	4,900	30,919
MTS Systems Corp.(a)	3,800	101,232
NYFIX, Inc.(a)*	5,600	5,040
Palm, Inc.(a)*	22,196	68,142
Qualstar Corp.	2,100	4,599
RadiSys Corp.*	9,800	54,194
Rimage Corp.*	4,700	63,027
Riverbed Technology, Inc.*	10,000	113,900
SCM Microsystems, Inc.(a)*	3,000	6,750
Semtech Corp.*	13,910	156,766
Sigma Designs, Inc.(a)*	5,900	56,050
Silicon Storage Technology, Inc.*	23,800	54,502
Soapstone Networks, Inc.*	2,900	7,482
Standard Microsystems Corp.*	5,000	81,700
STEC, Inc.(a)*	10,200	43,452
Stratasys, Inc.(a)*	4,600	49,450
Synaptics, Inc.(a)*	13,601	225,233
Transact Technologies, Inc.*	1,515	6,954
Trident Microsystems, Inc.*	14,033	26,522
Virage Logic Corp.*	4,635	13,859
Whitney Holding Corp.(a)	14,375	229,856
		2,322,508
Computer Services — 1.8%
3D Systems Corp.*	5,100	40,494
Aspen Technology, Inc.*	22,500	166,950
Avocent Corp.(a)*	11,801	211,356
Black Box Corp.	3,700	96,644
Catapult Communications Corp.(a)*	3,261	21,425
Computer Programs & Systems, Inc.	2,300	61,640
Computer Task Group, Inc.*	3,700	11,914
COMSYS IT Partners, Inc.(a)*	4,800	10,752
Dynamics Research Corp.*	2,200	17,600
eLoyalty Corp.*	1,512	3,916
Extreme Networks, Inc.*	19,900	46,566
Furmanite Corp.*	8,080	43,551

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Computer Services (Continued)
Goldleaf Financial Solutions, Inc.*	8,500	$6,290
Intelligroup, Inc.(a)*	1,500	2,400
INX, Inc.*	400	1,720
Jack Henry & Associates, Inc.	9,619	186,705
Manhattan Associates, Inc.*	5,462	86,354
Mastech Holdings Inc.(a)*	849	2,020
MICROS Systems, Inc.*	10,400	169,728
NCI, Inc., Class A*	1,800	54,234
NETGEAR, Inc.(a)*	7,961	90,835
NetScout Systems, Inc.*	8,185	70,555
Perot Systems Corp., Class A*	21,964	300,248
Pomeroy Computer Resources, Inc.(a)*	2,000	6,260
Rackable Systems, Inc.*	6,100	24,034
Radiant Systems, Inc.*	7,100	23,927
Rainmaker Systems, Inc.*	4,500	3,825
Saba Software, Inc.(a)*	6,949	10,771
Safeguard Scientifics, Inc.*	8,900	6,141
Sapient Corp.*	28,600	126,984
SRA International, Inc., Class A*	9,500	163,875
Sykes Enterprises, Inc.*	10,300	196,936
Syntel, Inc.(a)	9,300	215,016
TechTeam Global, Inc.*	1,700	9,945
Tier Technologies, Inc., Class B*	3,900	21,060
Tyler Technologies, Inc.(a)*	8,205	98,296
Unisys Corp.*	36,900	31,365
Wind River Systems, Inc.*	17,600	158,928
		2,801,260
Computer Software — 3.3%
3Com Corp.*	99,900	227,772
ACI Worldwide, Inc.*	7,900	125,610
Actuate Corp.*	14,300	42,328
Advent Software, Inc.*	6,800	135,796
American Software, Inc., Class A	5,100	23,970
Art Technology Group, Inc.*	31,900	61,567
Blackbaud, Inc.	3,754	50,679
Blackboard, Inc.*	7,101	186,259
Borland Software Corp.(a)*	16,800	17,640
Bottomline Technologies, Inc.*	5,700	40,470
BSQUARE Corp.(a)*	2,300	5,267
Callidus Software, Inc.(a)*	6,600	19,734
Clarus Corp.*	1,900	8,075
Commvault Systems, Inc.*	5,900	79,119
Concurrent Computer Corp.(a)*	1,444	4,910
DivX, Inc.(a)*	4,500	23,535
Double-Take Software Inc.(a)*	2,600	23,322
Ebix, Inc.*	718	17,160
Echelon Corp.(a)*	12,900	105,135
Emageon, Inc.(a)*	5,535	10,240
Epicor Software Corp.(a)*	12,200	58,560
EPIQ Systems, Inc.(a)*	8,450	141,200
eResearch Technology, Inc.(a)*	11,450	75,914
etrials Worldwide, Inc.*	2,200	1,936
FalconStor Software, Inc.*	11,650	32,387
Glu Mobile Inc.*	3,800	1,900
GSE Systems, Inc.(a)*	2,896	17,086
Guidance Software, Inc.(a)*	4,600	18,768
Hypercom Corp.*	18,300	19,764
Informatica Corp.*	19,700	270,481
Innerworkings, Inc.(a)*	6,306	41,304
Interactive Intelligence, Inc.*	3,800	24,358
Intermec, Inc.*	13,900	184,592
Interwoven, Inc.*	13,919	175,379
iPass, Inc.(a)*	14,400	17,568
JDA Software Group, Inc.*	7,000	91,910
L-1 Identity Solutions, Inc.(a)*	17,400	117,276
Lawson Software, Inc.*	36,700	173,958
Magma Design Automation, Inc.*	11,500	11,730
Market Leader, Inc.*	4,700	7,990
MSC Software Corp.*	10,200	68,136
Novell, Inc.*	17,000	66,130
Omnicell, Inc.*	7,300	89,133
Omniture, Inc.(a)*	14,901	158,547
Openwave Systems, Inc.*	18,733	12,176
OPNET Technologies, Inc.*	8,654	85,328
Parametric Technology Corp.*	22,494	284,549
PDF Solutions, Inc.*	8,100	11,664
Pegasystems, Inc.	8,200	101,352
Pervasive Software, Inc.*	5,000	21,150
Phoenix Technology Ltd.*	6,950	24,325
PLATO Learning, Inc.*	5,000	6,000
Progress Software Corp.*	9,300	179,118
QAD, Inc.(a)	6,900	28,911
Quest Software, Inc.*	24,400	307,196
Simulations Plus, Inc.*	800	736
SPSS, Inc.(a)*	4,132	111,399
SumTotal Systems Inc.*	7,800	22,152
SupportSoft, Inc.*	10,400	23,192
SXC Health Solutions Corp.*	1	19
Synchronoss Technologies, Inc.(a)*	7,100	75,686
Take-Two Interactive Software, Inc.	16,800	127,008
Taleo Corp., Class A*	2,870	22,472
TeleCommunication Systems, Inc., Class A(a)*	9,200	79,028
THQ, Inc.(a)*	11,550	48,395
TIBCO Software, Inc.*	51,197	265,712
Tradestation Group, Inc.*	12,185	78,593
Ulticom, Inc.*	8,240	42,024
Ultimate Software Group, Inc.(a)*	5,500	80,300
Unica Corp.(a)*	3,950	21,646
VeriFone Holdings, Inc.(a)*	7,500	36,750
Verint Systems, Inc.(a)*	6,100	42,700
Wireless Ronin Technologies, Inc.*	768	630
		5,214,806
Computers — 0.0%
PAR Technology Corp.*	3,000	16,650

Construction Materials — 0.1%
Eagle Materials, Inc.(a)	9,800	180,418
Huttig Building Products, Inc.*	4,850	2,183
U.S. Concrete, Inc.*	8,300	27,888
		210,489
Consumer Products — 0.6%
Blyth, Inc.(a)	8,000	62,720
Central Garden & Pet Co.(a)*	5,300	31,058
Central Garden & Pet Co., Class A*	8,400	49,560
CSS Industries, Inc.	2,100	37,254
Cybex International, Inc.*	4,100	7,544
Fossil, Inc.*	9,300	155,310
Jarden Corp.(a)*	15,343	176,445
Mace Security International, Inc.*	2,793	2,234
Natural Alternatives International, Inc.*	1,000	6,100
Prestige Brands Holdings, Inc.*	11,200	118,160
Russ Berrie & Co., Inc.*	4,000	11,880
Senomyx, Inc.(a)*	7,000	19,530
Spectrum Brands, Inc.*	12,200	1,098
Tupperware Corp.	11,100	251,970

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Consumer Products (Continued)
Ultralife Batteries, Inc.(a)*	3,600	$48,276
		979,139
Containers & Glass — 0.0%
Silgan Holdings, Inc.	91	4,351

Containers-Paper/Plastic — 0.4%
AEP Industries, Inc.*	1,000	17,580
Greif Inc., Class A	1,823	60,943
Packaging Corp. of America(a)	10,607	142,770
Rock-Tenn Co., Class A	9,600	328,128
		549,421
Cosmetics & Toiletries — 0.1%
Bare Escentuals, Inc.(a)*	11,900	62,237
CCA Industries, Inc.	556	1,974
Inter Parfums, Inc.(a)	6,250	48,000
Parlux Fragrances, Inc.*	5,787	16,898
Physicians Formula Holdings, Inc.*	1,300	3,627
Revlon, Inc., Class A(a)*	9,354	62,391
		195,127
Distribution/Wholesale — 1.2%
Beacon Roofing Supply, Inc.*	10,600	147,128
Bell Microproducts, Inc.(a)*	6,400	3,840
Bluelinx Holdings, Inc.*	8,300	15,687
Brightpoint, Inc.*	18,344	79,796
Core-Mark Holding Co., Inc.*	1,600	34,432
Handleman Co.(a)*	3,500	560
Houston Wire & Cable Co.	3,600	33,516
LKQ Corp.(a)*	13,529	157,748
MWI Veterinary Supply, Inc.(a)*	2,700	72,792
Nash-Finch Co.(a)	2,000	89,780
Pool Corp.	6,700	120,399
Reliv’ International, Inc.(a)	3,500	15,750
Rentrak Corp.*	1,900	22,401
ScanSource, Inc.(a)*	5,700	109,839
Spartan Stores, Inc.	4,734	110,066
Tech Data Corp.*	7,000	124,880
United Natural Foods, Inc.(a)*	10,300	183,546
United Stationers, Inc.*	6,400	214,336
Watsco, Inc.(a)	5,300	203,520
WESCO International, Inc.*	8,100	155,763
		1,895,779
Diversified Operations — 2.9%
Actuant Corp., Class A(a)	11,400	216,828
Acuity Brands, Inc.(a)	7,200	251,352
AMERCO*	4,600	158,838
Ameron International Corp.	2,000	125,840
AZZ, Inc.*	2,700	67,770
Barnes Group, Inc.	12,100	175,450
Carlisle Cos., Inc.	8,500	175,950
Chase Corp.	700	7,903
Chemed Corp.(a)	5,500	218,735
Compass Diversified Holdings(a)	7,600	85,500
Cornell Companies, Inc.(a)*	2,700	50,193
EnPro Industries, Inc.*	4,600	99,084
ESCO Technologies, Inc.*	5,700	233,415
Esterline Technologies Corp.*	6,500	246,285
Federal Signal Corp.	10,659	87,510
Griffon Corp.*	10,868	101,399
Koppers Holdings, Inc.	4,400	95,128
Lancaster Colony Corp.	7,600	260,680
Lydall, Inc.*	2,900	16,675
Mathews International Corp., Class A	6,900	253,092
Myers Industries, Inc.	6,987	55,896
NACCO Industries, Inc., Class A	1,000	37,410
Odyssey Marine Exploration, Inc.(a)*	10,650	34,293
Park-Ohio Holdings Corp.*	2,900	17,893
PICO Holdings, Inc.(a)*	4,200	111,636
Raven Industries, Inc.(a)	3,600	86,760
Sensient Technologies Corp.	11,300	269,844
Smart Balance, Inc.(a)*	8,800	59,840
Standex International Corp.	2,700	53,568
Sturm, Ruger & Co., Inc.(a)*	6,700	39,999
The Brink’s Co.	6,400	172,032
Tredegar Corp.	8,700	158,166
Universal Corp.(a)	5,600	167,272
Vector Group Ltd.(a)	15,155	206,411
Volt Information Sciences, Inc.(a)*	4,949	35,781
VSE Corp.	850	33,346
Zoltek Cos., Inc.(a)*	7,800	70,122
		4,537,896
Education — 0.8%
Capella Education Co.*	1,500	88,140
Career Education Corp.*	11,600	208,104
Corinthian Colleges, Inc.*	28,700	469,819
Learning Tree International, Inc.(a)*	3,900	33,228
Lincoln Educational Services(a)*	5,874	77,830
Renaissance Learning, Inc.(a)	6,522	58,633
Scientific Learning Corp.*	6,000	11,160
The Geo Group, Inc.(a)*	10,400	187,512
The Princeton Review, Inc.(a)*	7,735	38,134
Universal Technical Institute, Inc.(a)*	5,900	101,303
		1,273,863
Electric Utilities — 0.4%
ALLETE, Inc.	7,400	238,798
Pike Electric Corp.(a)*	7,600	93,480
Portland General Electric Co.	14,100	274,527
		606,805
Electrical Equipment — 0.9%
A.O. Smith Corp.	4,900	144,648
ADDvantage Technologies Group, Inc.*	2,400	4,272
Advanced Energy Industries, Inc.*	9,400	93,530
Avid Technology, Inc.(a)*	9,895	107,954
Axsys Technologies, Inc.(a)*	2,200	120,692
C&D Technologies, Inc.(a)*	5,800	18,154
Cascade Microtech, Inc.(a)*	2,800	5,460
Checkpoint Systems, Inc.*	7,800	76,752
Cohu, Inc.	5,200	63,180
Coleman Cable Inc.(a)*	1,800	8,154
CyberOptics Corp.(a)*	1,700	8,840
Franklin Electric Co., Inc.(a)	5,300	148,983
GrafTech International Ltd.*	20,260	168,563
Hi-Shear Technology Corp.	1,500	14,040
Insteel Industries, Inc.	4,000	45,160
Littelfuse, Inc.*	4,865	80,759
Measurement Specialties, Inc.*	1,500	10,425
Power Integrations, Inc.(a)	6,500	129,220
Power-One, Inc.(a)*	19,262	22,922
Research Frontiers, Inc.(a)*	2,600	5,642
Rogers Corp.(a)*	3,900	108,303
Technology Research Corp.(a)	800	1,328
Veeco Instruments, Inc.*	6,900	43,746
Vicor Corp.(a)	9,800	64,778
		1,495,505
Electronics — 5.6%
Actel Corp.*	5,500	64,460
Advanced Analogic Technologies, Inc.(a)*	9,300	28,086

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronics (Continued)
Advanced Photonix, Inc.(a)*	3,300	$2,211
Aehr Test Systems(a)*	1,200	2,460
Aetrium, Inc.*	2,200	4,290
American Reprographics Co.*	10,300	71,070
American Superconductor Corp.*	9,700	158,207
Amkor Technology, Inc.*	21,900	47,742
Analogic Corp.	3,000	81,840
Anixter International Inc.*	3,800	114,456
Applied Micro Circuits Corp.*	14,675	57,673
Arotech Corp.(a)*	2,757	1,108
Asyst Technologies, Inc.*	11,300	2,825
Atmel Corp.*	67,200	210,336
ATMI, Inc.*	7,200	111,096
Audiovox Corp., Class A*	3,800	19,038
AVX Corp.	21,700	172,298
AXT, Inc.*	12,200	16,470
Badger Meter, Inc.(a)	3,000	87,060
Bel Fuse, Inc., Class B	1,890	40,068
Belden, Inc.(a)	9,000	187,920
Benchmark Electronics, Inc.*	14,710	187,847
Brooks Automation, Inc.(a)*	14,274	82,932
BTU International, Inc.(a)*	2,100	8,400
Capstone Turbine Corp.(a)*	20,500	17,220
CEVA, Inc.*	4,175	29,225
Cirrus Logic, Inc.*	14,700	39,396
Coherent, Inc.*	6,900	148,074
Conexant Systems, Inc.*	4,443	3,043
Cree, Inc.(a)*	10,200	161,874
CTS Corp.	6,500	35,815
Cubic Corp.	6,700	182,240
Cymer, Inc.(a)*	6,700	146,797
Cypress Semiconductor Corp.(a)*	11,800	52,746
Daktronics, Inc.(a)	9,125	85,410
Digital Theater Systems, Inc.*	3,700	67,895
Diodes, Inc.(a)*	9,250	56,055
DSP Group, Inc.(a)*	6,800	54,536
Electro Scientific Industries, Inc.*	6,080	41,283
EMCORE Corp.(a)*	17,500	22,750
EnerSys*	10,800	118,800
Entegris, Inc.*	32,288	70,711
Exar Corp.*	11,669	77,832
Fairchild Semiconductor International, Inc.*	23,600	115,404
FARO Technologies, Inc.(a)*	3,250	54,795
FormFactor, Inc.*	10,700	156,220
Frequency Electronics, Inc.(a)*	1,400	3,990
Gentex Corp.	19,600	173,068
GSI Technology Inc.*	2,998	8,215
Henry Bros. Electronics, Inc.*	300	1,800
hi/fn, Inc.(a)*	3,400	8,024
Hittite Microwave Corp.(a)*	6,700	197,382
II-VI, Inc.*	11,911	227,381
Ikanos Communications(a)*	6,500	8,190
InFocus Corp.*	8,400	6,628
Integrated Device Technology, Inc.*	26,500	148,665
Integrated Silicon Solution, Inc.*	5,884	9,591
International Rectifier Corp.*	6,900	93,150
IntriCon Corp.*	1,000	3,600
IPG Photonics Corp.(a)*	6,239	82,230
Iteris, Inc.(a)*	7,798	12,087
IXYS Corp.	7,000	57,820
Jabil Circuit, Inc.	18,375	124,031
Keithley Instruments, Inc.	3,100	11,315
Kopin Corp.*	20,438	41,694
LaBarge, Inc.*	3,700	53,095
Lattice Semiconductor Corp.*	25,959	39,198
LeCroy Corp.(a)*	2,785	8,494
LSI Industries, Inc.	4,900	33,663
LTX-Credence Corp.*	1	—
MagneTek, Inc.(a)*	11,900	28,560
Mattson Technology, Inc.*	14,200	20,022
Mechanical Technology Inc.(a)*	700	819
Merix Corp.(a)*	3,800	1,140
Methode Electronics, Inc., Class A	8,200	55,268
Micrel, Inc.	15,500	113,305
Microsemi Corp.*	18,291	231,198
Microtune, Inc.*	12,694	25,896
Mindspeed Technologies Inc.(a)*	6,180	5,068
MIPS Technologies, Inc., Class A*	16,600	18,426
MKS Instruments, Inc.*	11,075	163,799
Monolithic Power Systems, Inc.*	7,600	95,836
MoSys, Inc.(a)*	6,400	13,440
Multi-Fineline Electronix, Inc.(a)*	6,500	75,985
Nanometrics, Inc.(a)*	4,500	5,220
Napco Security Systems, Inc.*	4,850	6,256
Newport Corp.*	8,200	55,596
Novellus Systems, Inc.*	12,678	156,446
Nu Horizons Electronics Corp.*	4,000	6,880
OmniVision Technologies, Inc.(a)*	11,500	60,375
OSI Systems, Inc.*	3,300	45,705
Park Electrochemical Corp.	4,000	75,840
Pericom Semiconductor Corp.*	5,500	30,140
Pixelworks, Inc.*	1,133	827
Planar Systems, Inc.(a)*	3,817	2,328
PLX Technology, Inc.(a)*	6,900	11,868
PMC-Sierra, Inc.*	49,800	242,028
QLogic Corp.*	9,818	131,954
QuickLogic Corp.(a)*	10,100	6,363
Rambus, Inc.(a)*	19,700	313,624
Ramtron International Corp.*	10,700	19,688
REMEC, Inc.	4,693	2,816
Richardson Electronics Ltd.	2,700	7,965
Rudolph Technologies, Inc.*	6,058	21,385
Silicon Image, Inc.(a)*	16,700	70,140
Silicon Laboratories, Inc.*	10,450	258,951
SiRF Technology Holdings, Inc.(a)*	13,200	16,896
Skyworks Solutions, Inc.*	37,300	206,642
Sonic Solutions(a)*	6,000	10,560
Sparton Corp.*	500	830
Spectrum Control, Inc.*	2,800	17,192
Spire Corp.(a)*	1,100	5,654
Stoneridge, Inc.(a)*	4,600	20,976
Supertex, Inc.(a)*	2,900	69,629
Sypris Solutions, Inc.	4,000	2,480
Taser International, Inc.(a)*	14,900	78,672
Technitrol, Inc.(a)	9,000	31,320
Techwell, Inc.*	4,800	31,200
Teradyne, Inc.*	18,900	79,758
Tessera Technologies, Inc.*	11,500	136,620
Thomas & Betts Corp.*	7,285	174,986
TriQuint Semiconductor, Inc.*	32,800	112,832
Ultimate Electronics, Inc.(b)(c)*	1,600	—
Ultra Clean Holdings, Inc.(a)*	5,100	10,251
Ultratech Stepper, Inc.*	5,300	63,388
Universal Display Corp.(a)*	7,300	68,985
Universal Electronics, Inc.*	2,800	45,416
UQM Technologies, Inc.(a)*	5,620	7,025
Varian Semiconductor Equipment Associates, Inc.(a)*	7,820	141,698
Vicon Industries, Inc.(a)*	1,000	5,580
Video Display Corp.(a)*	1,990	15,960

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronics (Continued)
Vishay Intertechnology, Inc.*	38,800	$132,696
Volterra Semiconductor Corp.*	5,300	37,895
White Electronic Designs Corp.*	4,500	16,470
ZiLog, Inc.*	3,100	8,990
Zoran Corp.*	14,761	100,818
Zygo Corp.*	3,600	24,876
		8,908,777
Energy — 0.3%
Argan, Inc.*	1,074	11,739
Ener1, Inc.(a)*	15,800	112,970
Evergreen Solar, Inc.(a)*	26,600	84,854
Hoku Scientific, Inc.(a)*	2,500	6,675
Plug Power, Inc.(a)*	20,763	21,178
Quantum Fuel Systems Technologies Worldwide, Inc.(a)*	10,200	8,670
Syntroleum Corp.(a)*	15,000	8,100
Teton Energy Corp.*	3,200	3,136
VeraSun Energy Corp.(a)*	21,400	1,177
Verenium Corp.(a)*	10,661	9,382
Watts Industries, Inc., Class A(a)	7,500	187,275
		455,156
Environmental Services — 0.6%
Basin Water, Inc.(a)*	3,700	1,924
Calgon Carbon Corp.(a)*	9,200	141,312
CECO Environmental Corp.(a)*	3,800	9,196
Evercore Partners, Inc.(a)	1,000	12,490
Flanders Corp.(a)*	5,805	27,226
Fuel Tech, Inc.(a)*	2,700	28,593
Headwaters, Inc.(a)*	9,300	62,775
Met-Pro Corp.(a)	4,417	58,834
Mine Safety Appliances Co.(a)	8,100	193,671
Rollins, Inc.	23,550	425,784
		961,805
Facility Services — 0.1%
ABM Industries, Inc.	11,398	217,132

Financial Services — 2.8%
Advanta Corp., Class A	3,433	3,982
Advanta Corp., Class B	6,950	14,525
AmeriCredit Corp.(a)*	26,200	200,168
AmeriServ Financial, Inc.(a)	4,400	8,756
Arrow Financial Corp.	2,330	58,576
Asset Acceptance Capital Corp.(a)*	6,900	35,259
ASTA Funding, Inc.(a)	2,600	7,072
Bankrate, Inc.(a)*	4,000	152,000
BGC Partners, Inc., Class A(a)	11,000	30,360
Broadpoint Securities Group, Inc.(a)*	11,247	33,404
Cash America International, Inc.	6,500	177,775
Citizens Banking Corp.	17,060	50,839
Citizens South Banking Corp.	1,200	7,188
City Holding Co.(a)	6,502	226,140
CoBiz, Inc.(a)	6,875	66,962
Cohen & Steers, Inc.(a)	9,400	103,306
CompuCredit Corp.(a)*	10,800	59,724
Consumer Portfolio Services, Inc.(a)*	10,500	4,148
Cowen Group, Inc.(a)*	2,900	18,096
Dollar Financial Corp.(a)*	5,400	55,620
E*Trade Financial Corp.(a)*	62,600	71,990
Encore Capital Group, Inc.*	6,000	43,200
FCStone Group Inc.(a)*	3,300	14,619
Federal Agricultural Mortgage Corp., Class C(a)	1,400	4,900
Financial Federal Corp.(a)	5,700	132,639
First Commonwealth Financial Corp.(a)	18,400	227,792
FirstCity Financial Corp.*	2,100	4,158
GAMCO Investors, Inc., Class A(a)	1,700	46,444
Harris & Harris Group, Inc.(a)*	3,400	13,430
HF Financial Corp.	110	1,410
International Assets Holding Corp.*	1,000	8,580
Investment Technology Group, Inc.*	9,700	220,384
Irwin Financial Corp.(a)*	6,200	7,998
Jackson Hewitt Tax Service, Inc.	7,100	111,399
KBW Inc.(a)*	4,700	108,100
Knight Capital Group, Inc., Class A*	21,300	343,995
LaBranche & Co., Inc.(a)*	8,500	40,715
MarketAxess Holdings, Inc.*	7,100	57,936
MCG Capital Corp.	13,145	9,333
MicroFinancial, Inc.(a)	400	808
National Financial Partners Corp.(a)	5,600	17,024
Nelnet, Inc., Class A(a)	9,000	128,970
NewStar Financial, Inc.(a)*	4,900	19,551
Nexity Financial Corp.*	1,300	845
Ocwen Financial Corp.(a)*	18,400	168,912
optionsXpress Holdings, Inc.(a)	14,500	193,720
Patriot Capital Funding, Inc.	77	279
Penson Worldwide, Inc.(a)*	2,800	21,336
Piper Jaffray Cos., Inc.(a)*	3,100	123,256
Portfolio Recovery Associates, Inc.(a)*	3,000	101,520
PRG-Schultz International, Inc.*	2,600	10,608
QC Holdings, Inc.(a)	4,300	16,297
Resource America, Inc.(a)	3,800	15,200
Sanders Morris Harris Group, Inc.(a)	5,700	34,143
Stifel Financial Corp.(a)*	5,347	245,160
Susquehanna Bancshares, Inc.(a)	18,663	296,928
SWS Group, Inc.(a)	5,901	111,824
The South Financial Group, Inc.(a)	17,500	75,600
Thomas Weisel Partners Group, Inc.(a)*	5,200	24,544
Track Data Corp.(a)*	1,200	972
United PanAm Financial Corp.*	3,692	5,907
Westwood Holdings Group, Inc.	258	7,330
World Acceptance Corp.(a)*	3,636	71,847
		4,475,503
Food & Beverages — 2.0%
American Italian Pasta Co., Class A*	4,378	97,805
American States Water Co.	3,550	117,079
B&G Foods Inc., Class A	4,800	25,920
Cagle’s, Inc., Class A*	1,200	2,100
Cal-Maine Foods, Inc.	5,100	146,370
Caribou Coffee Co., Inc.(a)*	4,438	6,036
Chiquita Brands International, Inc.(a)*	10,000	147,800
Coffee Holding Co., Inc.(a)	600	498
Craft Brewers Alliance Inc.(a)*	1,056	1,267
Cuisine Solutions, Inc.*	4,000	2,040
Del Monte Foods Co.	48,200	344,148
Diamond Foods, Inc.(a)	3,800	76,570
Farmer Brothers Co.(a)	3,200	79,808
Flowers Foods, Inc.	68	1,656
Green Mountian Coffee, Inc.(a)*	4,800	185,760
Hain Celestial Group, Inc.(a)*	8,179	156,137
HQ Sustainable Maritime Industries, Inc.*	2,478	19,403
Imperial Sugar Co.(a)	2,200	31,548
J & J Snack Foods Corp.	4,500	161,460
John B. Sanfilippo & Son, Inc.(a)*	2,650	14,283
Lance, Inc.(a)	7,100	162,874
Lifeway Foods, Inc.(a)*	3,800	34,124
M&F Worldwide Corp.(a)*	4,400	67,980
Maui Land & Pineapple Co., Inc.(a)*	1,800	24,174

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Food & Beverages (Continued)
MGP Ingredients, Inc.	3,100	$2,077
Monterey Pasta Co.*	3,300	3,498
National Beverage Corp.*	10,920	98,280
Overhill Farms, Inc.*	1,600	6,704
Panera Bread Co., Class A(a)*	5,325	278,178
Peet’s Coffee & Tea, Inc.(a)*	2,900	67,425
Pilgrim’s Pride Corp.(a)	7,300	4,599
Reddy Ice Holdings, Inc.(a)	4,800	6,912
Rocky Mountain Chocolate Factory, Inc.(a)	1,260	6,691
Sanderson Farms, Inc.(a)	4,600	158,976
Scheid Vineyards, Inc., Class A*	20	480
Tasty Baking Co.	800	2,712
The Boston Beer Co., Inc., Class A*	2,400	68,160
Tootsie Roll Industries, Inc.(a)	8,240	211,026
TreeHouse Foods, Inc.(a)*	7,400	201,576
Winn-Dixie Stores, Inc.*	10,200	164,220
		3,188,354
Forest & Paper Products — 0.3%
Buckeye Technologies, Inc.*	8,700	31,668
Deltic Timber Corp.(a)	2,800	128,100
P.H. Glatfelter Co.	8,400	78,120
Schweitzer-Mauduit International, Inc.	3,100	62,062
Universal Forest Products, Inc.(a)	4,200	113,022
Wausau-Mosinee Paper Corp.(a)	11,200	128,128
		541,100
Funeral Services — 0.1%
Carriage Services, Inc.(a)*	3,900	7,839
Service Corp. International	26,752	132,957
Stewart Enterprises, Inc., Class A(a)	18,000	54,180
		194,976
Health Care — 0.1%
ATHENAHEALTH, Inc.*	2,800	105,336

Health Care - Biotechnology — 3.4%
Acorda Therapeutics, Inc.(a)*	5,700	116,907
Affymax, Inc.(a)*	3,985	39,810
Affymetrix, Inc.*	15,851	47,394
AMAG Pharmaceuticals, Inc.(a)*	3,900	139,815
Anesiva, Inc.(a)*	6,327	2,223
Antigenics, Inc.*	11,500	5,520
Arena Pharmaceuticals, Inc.*	14,700	61,299
ArQule, Inc.(a)*	10,250	43,255
BioCryst Pharmaceuticals, Inc.*	8,600	11,782
BioSante Pharmaceuticals, Inc.(a)*	6,696	6,830
BioSphere Medical, Inc.(a)*	4,000	7,720
Cambrex Corp.*	5,900	27,258
Celera Corp.*	70,323	782,695
Celldex Therapeutics Inc.,*	1,291	10,225
Cleveland Biolabs, Inc.(a)*	1,100	2,343
CombiMatrix Corp.(a)*	502	3,489
Conceptus, Inc.(a)*	12,100	184,162
Cryolife, Inc.*	6,300	61,173
Curis, Inc.(a)*	8,200	6,150
CV Therapeutics, Inc.(a)*	14,200	130,782
Cytokinetics, Inc.(a)*	13,046	37,181
Cytori Therapeutics, Inc.(a)*	5,200	18,772
Discovery Laboratories, Inc.(a)*	20,272	22,705
Dyax Corp.(a)*	28,500	103,740
Emisphere Technologies, Inc.(a)*	6,080	4,803
Enzo Biochem, Inc.(a)*	8,067	39,448
Enzon, Inc.(a)*	10,100	58,883
Exelixis, Inc.(a)*	25,100	126,002
Facet Biotech Corp.*	3,980	38,168
Genomic Health, Inc.*	6,600	128,568
GenVec, Inc.(a)*	3,840	1,651
Geron Corp.(a)*	17,500	81,725
GTx, Inc.(a)*	4,385	73,843
Harvard Bioscience, Inc.*	6,881	18,235
Idera Pharmaceuticals, Inc.(a)*	4,700	36,096
IDM Pharma, Inc.(a)*	4,300	6,751
Immunomedics, Inc.*	16,908	28,744
Incyte Corp.*	21,900	83,001
Integra LifeSciences Holdings*	5,600	199,192
InterMune, Inc.(a)*	7,926	83,857
Lexicon Genetics, Inc.(a)*	36,298	50,817
Martek Biosciences Corp.(a)	11,900	360,689
Maxygen, Inc.(a)*	7,930	70,736
Medarex, Inc.*	28,600	159,588
Medivation, Inc.(a)*	6,300	91,791
Micromet, Inc.(a)*	6,866	29,936
Molecular Insight Pharmaceuticals, Inc.(a)*	2,700	11,610
Momenta Pharmaceuticals, Inc.*	5,500	63,800
Nabi Biopharmaceuticals(a)*	28,400	95,140
Novacea, Inc.*	3,500	5,250
Novavax, Inc.*	16,174	30,569
Nuvelo, Inc.*	1	—
OncoGenex Pharmaceutical Inc.*	15	45
Optimer Pharmaceuticals Inc.(a)*	3,522	42,651
Orchid Cellmark, Inc.(a)*	9,850	6,501
Oscient Pharmaceuticals Corp.*	1	—
PDL BioPharma Inc.	19,900	122,982
Progenics Pharmaceuticals, Inc.(a)*	6,500	67,015
Questcor Pharmaceuticals, Inc.(a)*	14,600	135,926
Regeneron Pharmaceuticals, Inc.*	21,900	402,084
RegeneRx Biopharmaceuticals, Inc.*	10,200	12,036
Repligen Corp.*	7,000	26,460
Sangamo BioSciences, Inc.(a)*	9,250	32,190
Savient Pharmaceuticals, Inc.(a)*	12,400	71,796
Seattle Genetics, Inc.(a)*	18,605	166,329
Sequenom, Inc.(a)*	13,133	260,559
StemCells, Inc.(a)*	17,100	23,256
Strategic Diagnostics, Inc.*	7,150	6,364
The Medicines Co.*	10,600	156,138
Torreypines Therapeutics, Inc.(a)*	2,400	648
Trimeris, Inc.(a)	6,213	8,263
Vical, Inc.(a)*	9,000	12,690
		5,406,056
Health Care - Drugs — 3.3%
Acadia Pharmaceuticals, Inc.*	8,300	7,470
Accelrys, Inc.*	6,100	26,596
Achillion Pharmaceuticals, Inc.*	200	130
Adolor Corp.(a)*	10,556	17,523
Alexza Pharmaceuticals, Inc.*	6,700	21,239
Alkermes, Inc.*	19,225	204,746
Allion Healthcare, Inc.*	6,400	26,368
Allos Therapeutics, Inc.*	20,200	123,624
Alnylam Pharmaceuticals, Inc.(a)*	8,900	220,097
Anadys Pharmaceuticals Inc.*	4,500	7,065
Anika Therapeutics, Inc.*	2,000	6,080
Ardea Biosciences, Inc.*	1,933	23,138
ARIAD Pharmaceuticals, Inc.(a)*	15,950	13,558
Array BioPharma, Inc.(a)*	13,397	54,258
Auxilium Pharmaceuticals, Inc.(a)*	9,500	270,180
Cadence Pharmaceuticals, Inc.(a)*	10,200	73,746
Caraco Pharmaceutical Laboratories Ltd.(a)*	7,700	45,584
Corcept Therapeutics, Inc.(a)*	4,500	4,635

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Drugs (Continued)
CPEX Pharmaceuticals Inc.*	490	$4,778
Cubist Pharmaceuticals, Inc.(a)*	13,200	318,912
Dendreon Corp.*	20,300	92,974
Durect Corp.(a)*	16,600	56,274
DUSA Pharmaceuticals, Inc.(a)*	2,809	2,949
Dynavax Technologies Corp.(a)*	9,900	8,316
Emergent Biosolutions, Inc.(a)*	4,300	112,273
Evotec AG, ADR(a)*	4,250	8,840
Hi-Tech Pharmacal Co., Inc.(a)*	2,678	14,836
iBioPharma Inc.(a)*	2,200	231
Icagen, Inc.*	300	165
Idenix Pharmaceuticals, Inc.(a)*	13,500	78,165
ImmunoGen, Inc.(a)*	13,662	58,610
Impax Laboratories, Inc.(a)(c)*	10,500	84,000
Indevus Pharmaceuticals, Inc.(a)*	20,003	62,809
Infinity Pharmaceuticals, Inc.(a)*	6,050	48,339
Inspire Pharmaceuticals, Inc.(a)*	11,450	41,220
Integrated Biopharma, Inc.(a)*	2,000	420
Isis Pharmaceuticals, Inc.(a)*	20,900	296,362
Ista Pharmaceuticals, Inc.(a)*	10,950	7,884
Javelin Pharmaceuticals, Inc.(a)*	11,000	13,750
K-V Pharmaceutical Co., Class A*	7,700	22,176
K-V Pharmaceutical Co., Class B*	700	1,995
Lannett Co., Inc.(a)*	4,650	23,250
Ligand Pharmaceuticals, Inc., Class B(a)*	22,700	62,198
MannKind Corp.(a)*	24,256	83,198
Medicis Pharmaceutical Corp., Class A(a)	12,800	177,920
Metabasis Therapeutics, Inc.(a)*	8,450	2,704
MiddleBrook Pharmaceuticals, Inc.(a)*	13,473	20,210
Neurocrine Biosciences, Inc.*	10,600	33,920
NPS Pharmaceuticals, Inc.*	14,327	88,971
Omega Protein Corp.(a)*	4,197	16,830
Onyx Pharmaceuticals, Inc.(a)*	90	3,074
Orexigen Therapeutics, Inc.*	300	1,674
OXiGENE, Inc.*	6,800	4,488
Pain Therapeutics, Inc.(a)*	19,800	117,216
Par Pharmaceutical Cos., Inc.*	7,800	104,598
PetMed Express, Inc.(a)*	8,500	149,855
Pharmacopeia Drug Discovery, Inc.(a)(c)	1,800	2,736
PharMerica Corp.(a)*	3,440	53,905
Poniard Pharmaceuticals, Inc.(a)*	2,900	5,597
POZEN, Inc.(a)*	6,700	33,768
Repros Therapeutics, Inc.(a)*	2,800	29,456
Rigel Pharmaceuticals, Inc.(a)*	7,450	59,600
Salix Pharmaceuticals Ltd.(a)*	11,000	97,130
Santarus, Inc.*	16,900	26,533
SciClone Pharmaceuticals, Inc.(a)*	15,200	11,248
Sepracor, Inc.*	15,245	167,390
Somaxon Pharmaceuticals, Inc.(a)*	3,500	4,445
Spectrum Pharmaceuticals, Inc.(a)*	12,000	17,520
Star Scientific, Inc.(a)*	38,750	148,412
Super-Gen, Inc.(a)*	17,300	33,043
Synta Pharmaceuticals Corp.(a)*	3,802	23,268
Targacept, Inc.*	3,194	11,371
The Quigley Corp.(a)*	3,100	12,679
Theravance, Inc.(a)*	6,200	76,818
Valeant Pharmaceuticals International(a)*	17,100	391,590
ViroPharma, Inc.*	25,800	335,916
VIVUS, Inc.(a)*	26,500	140,980
Xenoport, Inc.(a)*	5,200	130,416
Zymogenetics, Inc.(a)*	15,500	46,500
		5,232,742
Health Care - Products — 4.6%
Abaxis, Inc.*	4,900	78,547
ABIOMED, Inc.*	8,100	133,002
Accuray Inc.*	6,700	34,572
Advanced Medical Optics, Inc.(a)*	12,100	79,981
AdvanSource Biomaterials Corp.*	3,083	771
Akorn, Inc.*	20,100	46,230
Align Technology, Inc.*	15,100	132,125
Alphatec Holdings, Inc.*	11,124	26,141
AMDL, Inc.(a)*	3,000	2,070
American Medical Systems Holdings, Inc.(a)*	18,000	161,820
AMICAS, Inc.*	12,660	21,142
Arrhythmia Research Technology, Inc.(a)*	200	400
ArthroCare Corp.(a)*	6,000	28,620
Aspect Medical Systems, Inc.*	3,900	13,143
AtriCure, Inc.*	2,740	6,083
ATS Medical, Inc.*	7,800	21,684
BioLase Technology, Inc.(a)*	5,500	8,195
BioMimetic Therapeutics, Inc.(a)*	4,400	40,568
BSD Medical Corp.(a)*	5,064	18,534
Caliper Life Sciences, Inc.(a)*	10,921	10,593
Cantel Medical Corp.*	3,950	57,947
Cardiac Science Corp.*	8,096	60,720
Cardica, Inc.(a)*	1,400	4,900
CardioDynamics International Corp.*	671	383
CAS Medical Systems, Inc.(a)*	2,529	4,906
Clinical Data, Inc.*	7,573	67,400
Columbia Laboratories, Inc.(a)*	10,900	13,843
CONMED Corp.*	7,150	171,171
Cyberonics, Inc.(a)*	5,700	94,449
Cynosure, Inc., Class A(a)*	1,100	10,043
Cypress Bioscience, Inc.*	8,500	58,140
Datascope Corp.	3,400	177,616
DepoMed, Inc.(a)*	11,500	18,975
Dexcom, Inc.(a)*	6,750	18,630
Eclipsys Corp.*	8,000	113,520
Endocare, Inc.(a)*	666	270
Endologix, Inc.(a)*	21,000	25,200
EPIX Pharmaceuticals, Inc.(a)*	1	1
Exactech, Inc.*	2,535	42,689
Haemonetics Corp.(a)*	6,100	344,650
Halozyme Therapeutics, Inc.(a)*	16,500	92,400
Hanger Orthopedic Group, Inc.*	5,400	78,354
Hansen Medical, Inc.(a)*	3,500	25,270
HealthTronics, Inc.*	8,197	18,443
Hill-Rom Holdings, Inc.(a)	8,800	144,848
Hollis-Eden Pharmaceuticals, Inc.*	5,500	3,740
Home Diagnostics Inc.*	2,300	11,431
Human Genome Sciences, Inc.*	27,500	58,300
I-Flow Corp.*	4,997	23,986
ICU Medical, Inc.*	2,950	97,763
Immucor, Inc.*	2	53
Integramed America, Inc.(a)*	1,987	13,313
Invacare Corp.(a)	9,357	145,221
Kensey Nash Corp.(a)*	2,900	56,289
La Jolla Pharmaceutical Co.(a)*	6,890	3,996
Landauer, Inc.(a)	1,300	95,290
Luminex Corp.*	8,700	185,832
Mannatech, nc.(a)	7,700	18,865
Matrixx Initiatives, Inc.(a)*	2,400	39,576
Medical Action Industries, Inc.*	3,650	36,500
Medtox Scientific, Inc.*	3,300	27,126
Mentor Corp.(a)	8,100	250,533
Meridian Bioscience, Inc.	8,950	227,957
Merit Medical Systems, Inc.*	5,744	102,990

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care - Products (Continued)
Micrus Endovascular Corp.(a)*	3,700	$42,957
Minrad International, Inc.(a)*	18,800	2,068
Misonix, Inc.(a)*	2,200	1,716
MTS Medication Technologies, Inc.(a)*	1,300	5,083
Natus Medical, Inc.*	4,600	59,570
Nektar Therapeutics(a)*	23,478	130,538
NMT Medical, Inc.(a)*	2,400	2,280
Northstar Neuroscience, Inc.*	4,100	4,961
Noven Pharmaceuticals, Inc.*	5,700	62,700
Nutraceutical International Corp.*	2,300	17,687
NuVasive, Inc.(a)*	8,100	280,665
NxStage Medical, Inc.(a)*	8,000	21,360
Obagi Medical Products, Inc.(a)*	2,000	14,920
OraSure Technologies, Inc.(a)*	11,100	40,848
Orthovita, Inc.(a)*	16,500	55,935
Osiris Therapeutics, Inc.(a)*	4,502	86,258
Osteotech, Inc.*	4,200	7,098
Palomar Medical Technologies, Inc.(a)*	7,282	83,962
PSS World Medical, Inc.(a)*	24,238	456,159
Quidel Corp.*	13,103	171,256
Retractable Technologies, Inc.*	1,926	1,637
Rochester Medical Corp.*	1,400	21,532
Rockwell Medical Technologies, Inc.(a)*	2,600	10,894
RTI Biologics, Inc.(a)*	6,844	18,889
SenoRx, Inc.*	1,700	3,978
SeraCare Life Sciences, Inc.*	3,373	4,351
Signalife, Inc.*	1	48
Sirona Dental Systems, Inc.*	12,300	129,150
Somanetics Corp.(a)*	3,200	52,832
Sonic Innovations, Inc.(a)*	3,720	3,720
SRI/Surgical Express, Inc.(a)*	1,100	1,881
STAAR Surgical Co.(a)*	5,280	12,566
Stereotaxis, Inc.(a)*	7,600	33,440
Synovis Life Technologies, Inc.*	2,484	46,550
The Cooper Cos., Inc.(a)	9,000	147,600
The Spectranetics Corp.(a)*	7,200	18,792
Theragenics Corp.*	7,500	8,775
Thoratec Corp.(a)*	13,902	451,676
Urologix, Inc.(a)*	2,600	1,430
Uroplasty, Inc.(a)*	2,952	2,804
USANA Health Sciences, Inc.(a)*	3,400	116,416
Valera Csr Ureteral Stent(c)	3,300	—
Valera Csr Vp003(c)	3,300	—
Vascular Solutions, Inc.(a)*	3,500	31,570
Vnus Medical Technologies, Inc.*	2,500	40,550
Volcano Corp.*	10,800	162,000
West Pharmaceutical Services, Inc.(a)	7,400	279,498
Wright Medical Group, Inc.(a)*	8,500	173,655
Young Innovations, Inc.	1,900	29,260
Zoll Medical Corp.*	4,700	88,783
		7,350,048
Health Care - Services — 3.7%
Air Methods Corp.*	2,500	39,975
Albany Molecular Research, Inc.*	7,100	69,154
Alliance Imaging, Inc.*	12,600	100,422
Allied Healthcare International, Inc.(a)*	14,550	15,860
Allscripts Heathcare Solutions, Inc.(a)	17,815	176,725
Almost Family, Inc.*	1,100	49,478
Amedisys, Inc.*	5,666	234,232
America Service Group, Inc.*	2,000	21,400
American Caresource Holding, Inc.(a)*	1,300	9,165
American Dental Partners, Inc.*	2,840	19,710
AMERIGROUP Corp.(a)*	12,700	374,904
AmSurg Corp.*	7,750	180,885
Assisted Living Concepts, Inc., Class A(a)*	8,000	33,200
Bio-Imaging Technologies, Inc.*	3,200	11,712
Bio-Reference Laboratories, Inc.*	3,300	86,559
BioScrip, Inc.*	9,680	21,490
Brookdale Senior Living Inc.(a)	3,500	19,530
Capital Senior Living Corp.(a)*	5,400	16,092
Catalyst Health Solutions, Inc.*	11,800	287,330
Centene Corp.*	10,900	214,839
Continucare Corp.(a)*	10,600	22,366
Dialysis Corp. Of America*	2,100	14,700
Dynacq Healthcare, Inc.(a)*	1,300	5,408
Exponent, Inc.*	1,900	57,152
Five Star Quality Care, Inc.*	12,800	19,584
Gentiva Health Services, Inc.*	6,500	190,190
Health Grades, Inc.(a)*	6,300	12,978
Health Management Associates, Inc., Class A*	49,300	88,247
HEALTHSOUTH Corp.(a)*	18,900	207,144
Healthspring, Inc.(a)*	14,900	297,553
Healthways, Inc.*	6,798	78,041
HMS Holdings Corp.*	5,100	160,752
Hooper Holmes, Inc.*	15,500	3,875
Hythiam, Inc.(a)*	6,700	2,613
Kendle International, Inc.*	3,000	77,160
Kindred Healthcare, Inc.*	8,800	114,576
LCA-Vision, Inc.(a)	4,100	16,851
LHC Group, Inc.*	3,800	136,800
LifePoint Hospitals, Inc.(a)*	6,200	141,608
Lincare Holdings Inc.(a)*	78	2,101
Magellan Health Services, Inc.*	11,300	442,508
MedCath Corp.(a)*	4,400	45,936
MedQuist, Inc.(a)	4,200	8,610
Metropolitan Health Networks, Inc.(a)*	12,313	19,701
Molina Healthcare, Inc.(a)*	6,500	114,465
National Healthcare Corp.(a)	3,000	151,920
Nighthawk Radiology Holdings, Inc.*	5,800	28,188
NovaMed Eyecare, Inc.(a)*	5,800	20,068
OCA, Inc.(a)(b)(c)*	8,100	—
Odyssey Healthcare, Inc.(a)*	7,350	67,987
PAREXEL International Corp.*	12,400	120,404
Pediatrix Medical Group, Inc.*	3,075	97,477
Pharmanet Development Group, Inc.(a)*	870	792
Phase Forward, Inc.*	9,700	121,444
PHC, Inc. - MA, Class A(a)*	4,300	5,676
Prospect Medical Holdings, Inc.(a)*	1,000	2,160
Psychemedics Corp.	400	2,584
QuadraMed Corp.(a)*	2,000	9,800
Quality Systems, Inc.(a)	11,355	495,305
RadNet, Inc.(a)*	8,150	27,302
RehabCare Group, Inc.*	4,200	63,672
Res-Care, Inc.*	6,600	99,132
STERIS Corp.	84	2,007
Sun Healthcare Group, Inc.*	10,400	92,040
Sunrise Senior Living, Inc.(a)*	12,100	20,328
The Advisory Board Co.*	3,600	80,280
Transcend Services, Inc.*	300	2,943
U.S. Physical Therapy, Inc.*	2,650	35,324
		5,810,414
Household Appliances & Home Furnishings — 0.2%
American Woodmark Corp.	3,200	58,336
Hooker Furniture Corp.(a)	2,100	16,086
Kimball International, Inc., Class B(a)	4,900	42,189
Rent-A-Center, Inc.*	7,973	140,723
Sealy Corp.	29,400	73,794

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Household Appliances & Home Furnishings (Continued)
Stanley Furniture Co., Inc.(a)	701	$5,552
Tempur-Pedic International, Inc.	6,400	45,376
		382,056
Household Products — 0.1%
Bassett Furniture Industries, Inc.(a)	2,600	8,710
Craftmade International, Inc.	400	692
Ethan Allen Interiors, Inc.(a)	7,100	102,027
Furniture Brands International, Inc.	11,300	24,973
Helen of Troy Ltd.*	3,400	59,024
Libbey, Inc.(a)	3,650	4,563
Lifetime Brands, Inc.(a)	3,200	11,328
		211,317
Instruments - Scientific — 0.8%
Angiodynamics, Inc.(a)*	5,763	78,896
Bovie Medical Corp.(a)*	4,900	30,331
Bruker Corp.(a)*	13,668	55,219
Cepheid, Inc.*	13,000	134,940
Cutera, Inc.*	3,000	26,610
ev3, Inc.*	21,459	130,900
FEI Co.(a)*	8,400	158,424
Greatbatch, Inc.(a)*	5,400	142,884
Iridex Corp.(a)*	1,000	860
IRIS International, Inc.*	4,200	58,548
Microvision, Inc.(a)*	13,630	22,898
Neogen Corp.(a)*	3,299	82,409
OYO Geospace Corp.(a)*	1,000	17,470
RAE Systems, Inc.*	14,200	7,952
SurModics, Inc.(a)*	3,700	93,499
Symmetry Medical, Inc.*	11,100	88,467
Vital Images, Inc.(a)*	3,400	47,294
X-Rite, Inc.(a)*	6,700	9,983
		1,187,584
Insurance — 3.2%
21st Century Holding Co.	1,000	4,630
Affirmative Insurance Holdings, Inc.	3,262	4,730
American Equity Investment Life Holding Co.	16,700	116,900
American Physicians Capital, Inc.	1,950	93,795
Amerisafe, Inc.(a)*	3,800	78,014
AmTrust Financial Services, Inc.	7,778	90,225
Argo Group International Holdings, Ltd.*	3,920	132,966
Baldwin & Lyons, Inc., Class B(a)	1,300	23,647
Brooke Corp.(a)	1,500	6
Citizens, Inc., Class A(a)*	10,658	103,383
CNA Surety Corp.*	10,600	203,520
Crawford & Co., Class A*	800	5,392
Crawford & Co., Class B(a)*	1,300	18,902
Delphi Financial Group, Inc., Class S	9,225	170,109
Donegal Group, Inc., Class A(a)	4,648	77,947
Eastern Insurance Holdings, Inc.	1,700	13,651
eHealth, Inc.*	2,682	35,617
EMC Insurance Group, Inc.(a)	3,800	97,470
Employers Holdings, Inc.	6,333	104,495
FBL Financial Group, Inc., Class A	6,500	100,425
First Acceptance Corp.*	14,939	43,323
First Mercury Financial Corp.*	2,000	28,520
FPIC Insurance Group, Inc.*	2,600	113,828
Hallmark Financial Services, Inc.*	4,600	40,342
Harleysville Group, Inc.(a)	6,800	236,164
Horace Mann Educators Corp.	8,800	80,872
Independence Holding Co.(a)	3,200	11,552
Infinity Property & Casualty Corp.	4,300	200,939
LandAmerica Financial Group, Inc.(a)	3,900	351
Life Partners Holdings, Inc.	2,000	87,280
Meadowbrook Insurance Group, Inc.	11,862	76,391
Mercer Insurance Group, Inc.	1,100	13,904
National Interstate Corp.(a)	4,200	75,054
NYMAGIC, Inc.	1,100	20,955
PMA Capital Corp., Class A*	6,100	43,188
Presidential Life Corp.	5,600	55,384
Radian Group Inc.	8,600	31,648
RLI Corp.(a)	5,800	354,728
Safety Insurance Group, Inc.	3,900	148,434
Seabright Insurance Holdings(a)*	4,800	56,352
Selective Insurance Group, Inc.	13,800	316,434
Specialty Underwriters’ Alliance, Inc.(a)*	1,400	3,682
State Auto Financial Corp.(a)	9,900	297,594
Stewart Information Services Corp.	2,900	68,121
The Navigators Group, Inc.*	3,600	197,676
The Phoenix Companies, Inc.	18,100	59,187
The PMI Group, Inc.(a)	3,800	7,410
Tower Group, Inc.(a)	4,700	132,587
Unico American Corp.*	1,700	14,977
United America Indemnity Ltd.*	2,496	31,974
United Fire & Casualty Co.	6,100	189,527
Unitrin, Inc.(a)	4,400	70,136
Universal American Financial Corp.*	13,700	120,834
Universal Insurance Holdings, Inc.	8,650	21,106
Willis Group Holdings Ltd.	1	25
Zenith National Insurance Corp.	9,650	304,650
		5,030,953
Internet Content — 0.0%
A.D.A.M., Inc.(a)*	1,200	4,800
Dice Holdings, Inc.*	1,300	5,304
WebMD Health Corp.*	1,200	28,308
		38,412
Internet Services — 2.2%
1-800-FLOWERS.COM, Inc., Class A*	5,700	21,774
Access Integrated Technologies, Inc., Class A*	5,800	2,146
ActivIdentity Corp.(a)*	10,500	18,795
Alloy, Inc.*	3,420	14,467
Arbinet-thexchange, Inc.(a)	6,400	9,600
Ariba, Inc.*	18,950	136,629
Blue Coat Systems, Inc.*	8,700	73,080
CACI International, Inc., Class A*	6,100	275,049
Chordiant Software, Inc.(a)*	9,017	23,985
Cogent Communications Group, Inc.(a)*	10,000	65,300
CyberSource Corp.*	15,631	187,416
DealerTrack Holdings, Inc.*	8,700	103,443
Digital River, Inc.*	8,400	208,320
Drugstore.com, Inc.(a)*	23,024	28,550
EarthLink, Inc.(a)*	24,400	164,944
Entrust Technologies, Inc.(a)*	13,850	21,883
GSI Commerce, Inc.(a)*	9,600	100,992
Harris Interactive, Inc.*	14,810	9,626
HealthStream, Inc.(a)*	5,236	12,200
Hollywood Media Corp.(a)*	15,000	15,000
i2 Technologies, Inc.(a)*	4,900	31,311
iGATE Capital Corp.*	12,235	79,650
Imergent, Inc.(a)	2,700	11,205
Internap Network Services Corp.(a)*	11,700	29,250
Internet Brands, Inc. Class A(a)*	1,200	6,984
Internet Capital Group, Inc.*	8,600	46,870
j2 Global Communications, Inc.*	9,900	198,396
Keynote Systems, Inc.*	3,280	25,289
Lionbridge Technologies, Inc.*	13,100	16,375

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Internet Services (Continued)
Liquidity Services, Inc.*	6,300	$52,479
Looksmart Ltd.*	3,800	6,194
Move, Inc.*	34,500	55,200
New Motion, Inc.(a)*	2,163	2,487
NIC, Inc.	15,000	69,000
Onvia, Inc.(a)*	1,000	3,420
Overstock.com, Inc.(a)*	4,600	49,588
PC-Tel, Inc.	4,100	26,937
Perficient, Inc.(a)*	7,000	33,460
Real Networks, Inc.(a)*	30,400	107,312
RightNow Technologies, Inc.*	11,600	89,668
S1 Corp.*	16,600	130,974
Selectica, Inc.*	3,389	2,847
SmartPros Ltd.(a)*	1,000	2,360
SonicWALL, Inc.*	12,100	48,158
Sourcefire, Inc.(a)*	1,900	10,640
SourceForge, Inc.(a)*	13,500	12,150
Spark Networks, Inc.(a)*	6,600	16,962
Stamps.com, Inc.*	4,050	39,811
The Knot, Inc.(a)*	6,500	54,080
TheStreet.com, Inc.(a)	6,600	19,140
Thinkorswim Group, Inc.*	15,000	84,300
Travelzoo, Inc.(a)*	3,225	17,931
United Online, Inc.	35,156	213,397
ValueClick, Inc.*	12,400	84,816
Vignette, Corp.*	5,310	49,967
Vocus, Inc.*	4,300	78,303
Web.com Group Inc.(a)*	6,313	23,106
Websense, Inc.*	10,800	161,676
Xanadoo Co.(a)*	10	2,625
Zix Corp.*	13,620	16,208
		3,503,725
Leisure — 1.5%
Aldila, Inc.	1,930	4,574
Ambassadors Group, Inc.	4,300	39,560
Ameristar Casinos, Inc.(a)	12,900	111,456
Bally Technologies, Inc.*	5,470	131,444
Bluegreen Corp.(a)*	7,100	22,223
Brunswick Corp.(a)	13,900	58,519
Carmike Cinemas, Inc.(a)	2,800	10,220
Choice Hotels International, Inc.(a)	3,300	99,198
Churchill Downs, Inc.	3,300	133,386
Cinemark Holdings, Inc.	14,200	105,506
Dover Downs Gaming & Entertainment, Inc.	3,400	10,812
Dover Motorsports, Inc.(a)	4,000	5,200
EDCI Holdings, Inc.*	1,485	5,376
Empire Resorts, Inc.(a)*	4,700	5,123
Escala Group, Inc.*	6,900	12,420
Escalade, Inc.(a)	1,950	1,463
Full House Resorts, Inc.(a)*	4,300	4,816
GameTech International, Inc.*	2,100	3,045
Gaming Partners International Corp.(a)*	1,300	6,669
Gaylord Entertainment Co.(a)*	9,022	97,798
Great Wolf Resorts, Inc.(a)*	3,025	4,659
ILX Resorts, Inc.(a)*	900	531
International Speedway Corp., Class A	3,798	109,117
Interstate Hotels & Resorts, Inc.(a)*	7,028	4,849
Isle of Capri Casinos, Inc.(a)*	7,000	22,400
Johnson Outdoors, Inc., Class A(a)	1,000	4,900
Lakes Entertainment, Inc.(a)*	4,300	17,286
Life Time Fitness, Inc.(a)*	8,900	115,255
Marine Products Corp.(a)	8,200	46,084
Monarch Casino & Resort, Inc.(a)*	3,600	41,940
Morgans Hotel Group(a)*	6,600	30,756
MTR Gaming Group, Inc.*	6,300	10,584
Multimedia Games, Inc.(a)*	6,030	14,351
National CineMedia, Inc.	5,863	59,451
Nevada Gold & Casinos, Inc.*	1,712	1,455
Pinnacle Entertainment, Inc.(a)*	12,199	93,688
PokerTek, Inc.(a)*	1,700	2,176
Red Lion Hotels Corp.*	4,500	10,710
Rick’s Cabaret International, Inc.(a)*	2,209	8,814
Scientific Games Corp., Class A(a)*	7,478	131,164
Shuffle Master, Inc.*	8,462	41,972
Silverleaf Resorts, Inc.(a)*	6,633	4,709
Speedway Motorsports, Inc.	9,700	156,267
The Marcus Corp.	4,500	73,035
Town Sports International Holdings, Inc.(a)*	3,200	10,208
Vail Resorts, Inc.(a)*	8,330	221,578
VCG Holding Corp.(a)*	3,700	5,550
WMS Industries, Inc.(a)*	11,250	302,625
		2,414,922
Machinery — 2.1%
Alamo Group, Inc.	2,000	29,900
Albany International Corp., Class A	6,000	77,040
Altra Holdings, Inc.*	4,400	34,804
Applied Industrial Technologies, Inc.	8,925	168,861
Astec Industries, Inc.(a)*	5,000	156,650
Baldor Electric Co.(a)	10,400	185,640
Baldwin Technology Co.- Cl A*	2,900	4,640
CARBO Ceramics, Inc.(a)	5,350	190,086
Cascade Corp.(a)	2,400	71,664
Chart Industries, Inc.*	6,200	65,906
Columbus McKinnon Corp.*	3,900	53,235
Dril-Quip, Inc.*	8,800	180,488
DXP Enterprises, Inc.*	2,600	37,986
Flotek Industries, Inc.(a)*	4,400	11,088
Flow International Corp.(a)*	9,100	22,022
Gardner Denver, Inc.*	6,700	156,378
Gerber Scientific, Inc.*	5,000	25,550
Graco Inc.(a)	8,291	196,746
Gulf Islands Fabrication, Inc.	2,600	37,466
Hardinge, Inc.(a)	2,400	9,720
Intevac, Inc.*	4,883	24,757
Kadant, Inc.*	3,400	45,832
Kennametal Inc.	2,780	61,688
Key Technology, Inc.*	1,100	20,779
Kulicke and Soffa Industries, Inc.(a)*	12,100	20,570
Lindsay Manufacturing Co.(a)	2,500	79,475
Lufkin Industries, Inc.	3,100	106,950
Manitex International Inc.(a)*	1,300	1,339
Powell Industries, Inc.*	2,600	75,452
Presstek, Inc.*	8,300	26,643
Regal-Beloit Corp.(a)	6,500	246,935
Robbins & Myers, Inc.	10,437	168,766
Rofin-Sinar Technologies, Inc.(a)*	6,500	133,770
SatCon Technology Corp.(a)*	6,900	10,695
Sauer-Danfoss, Inc.(a)	10,900	95,375
Semitool, Inc.(a)*	6,600	20,130
Tecumseh Products Co., Class A*	2,100	20,118
Tennant Co.(a)	4,100	63,140
The Middleby Corp.(a)*	3,800	103,626
TurboChef Technologies, Inc.*	7,000	34,370
Twin Disc, Inc.(a)	2,200	15,158
Woodward Governor Co.(a)	3,797	87,407

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Zebra Technologies Corp.*	8,240	$166,942
		3,345,787
Manufacturing — 1.4%
American Railcar Industries, Inc.(a)	1,900	20,007
Amtech Systems, Inc.*	2,200	8,118
Ballantyne of Omaha, Inc.(a)*	3,464	4,261
Blount International, Inc.*	10,700	101,436
Bolt Technology Corp.(a)*	1,500	10,440
Briggs & Stratton Corp.(a)	11,900	209,321
Bway Holding Co.*	1,200	9,552
CLARCOR, Inc.	29	962
Cognex Corp.	8,900	131,720
Core Molding Technologies, Inc.*	1,500	3,900
DDi Corp.(a)*	3,797	11,695
EFJ, Inc.(a)*	8,800	11,792
Encore Wire Corp.(a)	5,200	98,592
Enova Systems Inc.(a)*	2,300	966
Exide Technologies*	17,000	89,930
FreightCar America, Inc.	2,400	43,848
Friedman Industries	700	4,676
Hawk Corp., Class A*	2,072	34,395
iRobot Corp.*	5,000	45,150
JAKKS Pacific, Inc.(a)*	6,200	127,906
Lakeland Industries, Inc.*	440	3,559
LSB Industries, Inc.(a)*	4,300	35,776
MFRI, Inc.*	1,000	4,330
Nanophase Technologies Corp.(a)*	4,200	4,410
National Presto Industries, Inc.	1,000	77,000
Nordson Corp.(a)	7,700	248,633
PMFG Inc.,(a)*	1,700	16,252
Polaris Industries, Inc.(a)	7,300	209,145
Portec Rail Products, Inc.	2,000	14,460
Quixote Corp.	1,900	12,350
RBC Bearings, Inc.(a)*	4,700	95,316
SL Industries, Inc.*	986	8,677
Smith & Wesson Holding Corp.(a)*	8,700	19,749
SonoSite, Inc.*	3,400	64,872
Steinway Musical Instruments, Inc.*	1,800	31,518
Sun Hydraulics Corp.(a)	3,800	71,592
The Gorman-Rupp Co.(a)	3,125	97,250
TTM Technologies, Inc.(a)*	9,629	50,167
Varian, Inc.*	6,500	217,815
		2,251,538
Metals & Mining — 1.2%
A.M. Castle & Co.	5,100	55,233
AMCOL International Corp.(a)	6,800	142,460
Brush Engineered Materials, Inc.*	4,600	58,512
CIRCOR International, Inc.(a)	3,400	93,500
Dynamic Materials Corp.(a)	2,800	54,068
Empire Resources, Inc.(a)	2,300	2,875
General Moly, Inc.(a)*	13,500	15,930
Gibraltar Industries, Inc.(a)	6,800	81,192
Haynes International, Inc.(a)*	2,200	54,164
Hecla Mining Co.(a)*	28,800	80,640
International Coal Group, Inc.(a)*	19,900	45,770
James River Coal Co.(a)*	3,300	50,589
Kaiser Aluminum Corp.(a)	4,533	102,083
Kaydon Corp.	6,200	212,970
Metalico, Inc.(a)*	4,200	6,510
Mines Management, Inc.(a)*	8,088	10,110
Mueller Industries, Inc.	8,400	210,672
National Coal Corp.*	9,600	12,192
NN, Inc.	3,000	6,870
North American Galvanizing & Coatings, Inc.*	3,199	12,252
Royal Gold, Inc.	5,400	265,734
RTI International Metals, Inc.(a)*	5,200	74,412
Solitario Exploration & Royalty Corp.(a)*	1,000	1,500
Stillwater Mining Co.(a)*	21,000	103,740
United States Lime & Minerals, Inc.(a)*	1,679	40,212
Uranium Resources, Inc.(a)*	11,500	8,855
USEC, Inc.(a)*	21,000	94,290
Westmoreland Coal Co.(a)*	2,000	22,200
		1,919,535
Multimedia — 0.2%
AH Belo Corp., Class A	4,580	9,984
Belo Corp., Class A	19,900	31,044
BigBand Networks Inc.(a)*	8,234	45,452
Journal Communications, Inc., Class A	10,000	24,500
LodgeNet Entertainment Corp.(a)*	6,600	4,620
Martha Stewart Living Omnimedia, Inc., Class A(a)*	5,600	14,560
Media General, Inc., Class A(a)	5,000	8,750
Meredith Corp.(a)	5,000	85,600
PlanetOut, Inc.(a)*	499	220
Schawk, Inc.(a)	5,600	64,176
The E.W. Scripps Co., Class A(a)	3,000	6,630
Warner Music Group Corp.(a)	20,000	60,400
WPT Enterprises, Inc.*	2,059	885
		356,821
Office Equipment — 0.0%
Marlin Business Services, Inc.*	2,600	6,890

Office Furnishings & Supplies — 0.6%
Aaron Rents, Inc.	11,000	292,820
Acco Brands Corp.*	12,200	42,090
Ennis Business Forms, Inc.	5,800	70,238
Herman Miller, Inc.	12,030	156,751
HNI Corp.(a)	10,000	158,400
Interface, Inc.	12,677	58,821
Knoll, Inc.	11,450	103,279
Standard Register Co.	5,600	50,008
Steelcase Inc., Class A(a)	10,444	58,695
Virco Manufacturing Corp.(a)	2,494	4,864
		995,966
Oil & Gas — 3.6%
Abraxas Petroleum Corp.*	19,200	13,824
Adams Resources & Energy, Inc.	900	15,300
Allis-Chalmers Energy, Inc.*	8,000	44,000
Alon USA Energy, Inc.	10,500	96,075
American Oil & Gas, Inc.*	12,900	10,320
Arena Resources, Inc.*	8,200	230,338
Atlas America, Inc.(a)	8,808	130,799
ATP Oil & Gas Corp.(a)*	8,100	47,385
Basic Energy Services, Inc.(a)*	9,300	121,272
Berry Petroleum Co., Class A	9,600	72,576
Bill Barrett Corp.*	8,600	181,718
Boots & Coots International Well Control, Inc.*	12,900	15,222
BPZ Resources, Inc.(a)*	17,000	108,800
Brigham Exploration Co.(a)*	10,500	33,600
Bronco Drilling Co., Inc.(a)*	6,000	38,760
Cal Dive International, Inc.*	14,848	96,660
Callon Petroleum Co.*	3,700	9,620
Cano Petroleum, Inc.(a)*	9,900	4,356
Carrizo Oil & Gas, Inc.(a)*	6,200	99,820
Cheniere Energy, Inc.(a)*	11,400	32,490

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil & Gas (Continued)
Clayton Williams Energy, Inc.*	2,100	$95,424
Complete Production Services, Inc.*	16,900	137,735
Contango Oil & Gas Co.(a)*	3,500	197,050
CREDO Petroleum Corp.(a)*	1,000	8,420
Crosstex Energy, Inc.	6,060	23,634
Crusader Energy Group Inc.(a)*	26,800	31,356
Dawson Geophysical Co.*	1,100	19,591
Delek US Holdings, Inc.(a)	12,078	63,893
Delta Natural Gas, Inc.	200	4,850
Delta Petroleum Corp.(a)*	16,219	77,202
Double Eagle Petroleum Co.(a)*	1,438	10,095
Edge Petroleum Corp.*	6,800	1,081
Encore Aquisition Co.*	3,051	77,862
Energy Partners Ltd.*	6,800	9,180
Energy West, Inc.	300	2,478
ENGlobal Corp.(a)*	6,100	19,825
Evolution Petroleum Corp.*	6,400	7,680
FieldPoint Petroleum Corp.*	1,200	2,760
Frontier Oil Corp.	14,500	183,135
FX Energy, Inc.(a)*	8,650	24,134
Geokinetics Inc.,(a)*	1,100	2,717
GeoMet, Inc.*	4,682	8,053
GeoPetro Resources Co.(a)*	5,700	4,161
GeoResources, Inc.*	2,300	19,987
GMX Resources Inc.(a)*	2,600	65,832
Goodrich Petroleum Corp.(a)*	5,932	177,663
Gulfport Energy Corp.(a)*	9,638	38,070
Harvest Natural Resources, Inc.(a)*	7,400	31,820
HKN, Inc.*	2,400	7,128
Holly Corp.	6,400	116,672
Hornbeck Offshore Services, Inc.(a)*	5,800	94,772
Houston American Energy Corp.(a)	8,700	29,406
Hyperdynamics Corp.(a)*	5,500	2,475
ION Geophysical Corp.(a)*	20,200	69,286
Key Energy Services, Inc.*	14,400	63,504
Kodiak Oil & Gas Corp.*	11,449	3,549
Mariner Energy, Inc.*	9,965	101,643
Matrix Service Co.*	5,900	45,253
McMoRan Exploration Co.(a)*	12,200	119,560
Mitcham Industries, Inc.(a)*	1,800	7,146
NATCO Group, Inc., Class A*	4,200	63,756
Natural Gas Services Group(a)*	2,500	25,325
New Jersey Resources Corp.	9,651	379,767
Newpark Resources, Inc.(a)*	19,900	73,630
Northern Oil And Gas, Inc.*	4,200	10,920
OMNI Energy Services Corp.(a)*	3,800	4,522
Panhandle Oil and Gas, Inc.(a)	600	10,800
Parallel Petroleum Corp.*	8,300	16,683
Parker Drilling Co.*	25,500	73,950
Penn Virginia Corp.	3,800	98,724
Petroleum Development Corp.(a)*	2,800	67,396
PetroQuest Energy, Inc.(a)*	11,000	74,360
Pioneer Drilling Co.*	11,400	63,498
RGC Resources, Inc.	200	5,100
Rosetta Resources, Inc.*	11,700	82,836
Royale Energy, Inc.(a)*	1,600	4,480
RPC, Inc.(a)	22,050	215,208
SEACOR Holdings, Inc.(a)*	3,273	218,145
South Jersey Industries, Inc.(a)	6,400	255,040
St. Mary Land & Exploration Co.	1,200	24,372
Stone Energy Corp.(a)*	8,876	97,814
SulphCo, Inc.(a)*	18,300	17,202
Superior Well Services, Inc.(a)*	5,300	53,000
Swift Energy Co.*	6,900	115,989
T-3 Energy Services, Inc.*	2,100	19,824
The Meridian Resource Corp.*	21,400	12,198
Toreador Resources Corp.(a)*	4,300	23,607
Tri-Valley Corp.(a)*	5,600	10,080
Trico Marine Services, Inc.(a)*	3,600	16,092
TXCO Resources, Inc.(a)*	7,300	10,877
Union Drilling, Inc.(a)*	5,000	25,950
VAALCO Energy, Inc.*	13,164	97,940
Venoco,Inc.*	6,100	16,531
Warren Resources, Inc.*	14,000	27,860
Western Refining, Inc.	1,000	7,760
		5,730,253
Paper & Related Products — 0.1%
AbitibiBowater, Inc.*	2,594	1,219
Graphic Packaging Holding Co.(a)*	56,100	63,954
Louisiana-Pacific Corp.(a)	25,600	39,936
Neenah Paper, Inc.	3,300	29,172
Temple-Inland, Inc.(a)	1,200	5,760
Xerium Technologies, Inc.*	9,414	6,213
		146,254
Personal Care — 0.4%
Chattem, Inc.(a)*	4,400	314,732
Elizabeth Arden, Inc.*	10,900	137,449
Nature’s Sunshine Products, Inc.(a)	2,700	16,470
Nu Skin Enterprises, Inc., Class A	9,400	98,042
		566,693
Photo Equipment & Supplies — 0.1%
American Science & Engineering, Inc.	2,000	147,920
Concord Camera Corp.(a)*	540	1,323
		149,243
Printing — 0.1%
Cenveo, Inc.(a)*	12,200	54,290
Champion Industries Inc/WV(a)	2,100	6,090
Consolidated Graphics, Inc.*	2,500	56,600
Multi-Color Corp.(a)	1,100	17,402
Valassis Communications, Inc.*	10,800	14,256
		148,638
Publishing — 0.2%
Courier Corp.(a)	1,400	25,060
Document Security Systems, Inc.(a)*	3,392	6,207
Lee Enterprises, Inc.(a)	8,463	3,470
New York Times Co/The(a)	20,000	146,600
Playboy Enterprises, Inc., Class B(a)*	5,900	12,744
PRIMEDIA, Inc.(a)	12,100	26,257
Scholastic Corp.(a)	8,100	109,998
Voyager Learning Co.*	6,300	9,324
		339,660
Real Estate — 0.3%
Avatar Holdings, Inc.*	1,100	29,172
California Coastal Communities, Inc.(a)*	1,800	900
Consolidated-Tomoka Land Co.	1,100	42,009
Emeritus Corp.(a)*	7,900	79,237
Forestar Real Estate Group Inc.(a)*	200	1,904
Grubb & Ellis Co.(a)	6,200	7,688
HFF Inc., Class A*	1,200	2,940
Hilltop Holdings, Inc.(a)*	6,900	67,206
Jones Lang LaSalle, Inc.	1,300	36,010
Lodgian, Inc.*	5,400	11,502
Tejon Ranch Co.(a)*	3,300	81,642
Thomas Properties Group, Inc.	5,500	14,245
United Capital Corp.(a)*	1,250	22,675
ZipRealty, Inc.*	4,510	11,952
		409,082

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Restaurants — 1.4%
AFC Enterprises, Inc.*	4,200	$19,698
Benihana, Inc.*	1,150	2,415
Benihana, Inc., Class A(a)*	2,300	4,830
BJ’s Restaurants, Inc.(a)*	6,000	64,620
Bob Evans Farms, Inc.(a)	7,000	143,010
Brinker International, Inc.	5,100	53,754
Buffalo Wild Wings, Inc.(a)*	4,000	102,600
California Pizza Kitchen, Inc.(a)*	5,450	58,424
Carrols Restaurant Group Inc.(a)*	1,900	5,130
CEC Entertainment, Inc.*	5,150	124,887
CKE Restaurants, Inc.	11,800	102,424
Cosi, Inc.(a)*	5,389	1,557
Cracker Barrel Old Country Store, Inc.(a)	5,000	102,950
DineEquity, Inc.(a)	3,900	45,084
Domino’s Pizza, Inc.(a)*	12,753	60,067
Einstein Noah Restaurant Group, Inc.*	3,600	20,700
Famous Dave’s of America, Inc.*	2,145	6,221
J. Alexander’s Corp.(a)*	800	1,880
Jack in the Box, Inc.(a)*	14,400	318,096
Kona Grill, Inc.*	1,100	2,420
Krispy Kreme Doughnuts, Inc.(a)*	8,900	14,952
Landry’s Seafood Restaurants, Inc.(a)	4,400	51,040
Luby’s, Inc.*	7,260	30,419
McCormick & Schmick’s Seafood Restaurants, Inc.*	1,080	4,342
Morton’s Restaurant Group, Inc.(a)*	2,600	7,436
Nathan’s Famous, Inc.*	1,385	17,617
O’ Charley’s, Inc.	4,820	9,640
P.F. Chang’s China Bistro, Inc.(a)*	5,870	122,918
Papa John’s International, Inc.(a)*	6,315	116,385
Red Robin Gourmet Burgers, Inc.(a)*	3,300	55,539
Rubio’s Restaurants, Inc.(a)*	1,700	6,069
Ruby Tuesday, Inc.*	8,900	13,884
Ruth’s Chris Steak House, Inc.(a)*	5,100	7,038
Sonic Corp.(a)*	13,575	165,208
Texas Roadhouse, Inc., Class A(a)*	15,300	118,575
The Cheesecake Factory, Inc.*	13,476	136,108
The Steak n Shake Co.(a)*	6,400	38,080
		2,156,017
Retail - Food — 0.4%
Calavo Growers, Inc.(a)	3,200	36,800
Ingles Markets, Inc.	2,600	45,734
Ruddick Corp.	10,900	301,385
The Great Atlantic & Pacific Tea Co., Inc.(a)*	13,012	81,585
Weis Markets, Inc.	6,390	214,896
		680,400
Retail - General — 0.7%
99 Cents Only Stores(a)*	9,500	103,835
Big Lots, Inc.*	11,500	166,635
Casey’s General Stores, Inc.	12,174	277,202
dELiA*s, Inc.(a)*	5,186	11,409
Dillard’s, Inc., Class A(a)	14,700	58,359
Duckwall-ALCO Stores, Inc.*	200	1,958
Fred’s, Inc.(a)	8,987	96,700
Kirklands, Inc.(a)*	4,300	11,395
PriceSmart, Inc.(a)	6,250	129,125
Retail Ventures, Inc.(a)*	9,900	34,353
Sport Supply Group, Inc.	3,200	22,400
Susser Holdings Corp.(a)*	4,500	59,805
The Pantry, Inc.*	5,100	109,395
		1,082,571
Retail - Specialty — 3.1%
A.C. Moore Arts & Crafts, Inc.*	5,100	7,140
Aeropostale, Inc.*	15,025	241,902
America’s Car-Mart, Inc.*	2,516	34,746
American Greetings Corp., Class A	9,420	71,309
AnnTaylor Stores Corp.*	10,600	61,162
Bakers Footwear Group, Inc.*	400	228
Barnes & Noble, Inc.(a)	12,300	184,500
bebe stores, Inc.(a)	20,000	149,400
Big 5 Sporting Goods Corp.(a)	2,900	15,109
Blockbuster, Inc., Class A(a)*	32,000	40,320
Blue Nile, Inc.(a)*	2,900	71,021
Books-A-Million, Inc.(a)	3,700	9,435
Borders Group, Inc.*	2,800	1,120
Brown Shoe Co., Inc.(a)	9,550	80,889
Build-A-Bear Workshop, Inc.(a)*	3,900	18,954
Cabela’s, Inc.(a)*	15,000	87,450
Cache, Inc.(a)*	3,000	6,060
Callaway Golf Co.(a)	14,500	134,705
Casual Male Retail Group, Inc.(a)*	5,800	3,016
Charlotte Russe Holding, Inc.*	5,500	35,695
Chico’s FAS, Inc.(a)*	1,400	5,852
Children’s Place Retail Stores, Inc.*	6,000	130,080
Christopher & Banks Corp.(a)	7,637	42,767
Citi Trends, Inc.(a)*	3,000	44,160
Coldwater Creek, Inc.(a)*	20,488	58,391
Conn’s, Inc.(a)*	5,100	43,248
Cost Plus, Inc.(a)*	4,685	4,395
Design Within Reach, Inc.(a)*	1,603	1,090
Destination Maternity Corp.*	1,400	10,990
DSW Inc., Class A(a)*	2,298	28,633
First Cash Financial Services, Inc.*	7,400	141,044
Foot Locker, Inc.	10,800	79,272
Footstar, Inc.	1,300	3,835
Friedman’s, Inc., Class A(b)(c)*	1,600	—
Gander Mountain Co.(a)*	4,643	10,818
Genesco, Inc.(a)*	4,900	82,908
Golfsmith International Holdings, Inc.(a)*	1,600	1,120
Gottschalks, Inc.(a)*	3,300	561
Group 1 Automotive, Inc.(a)	4,900	52,773
GTSI Corp.*	2,500	15,000
Haverty Furniture Cos., Inc.(a)	3,600	33,588
Hibbett Sports, Inc.(a)*	6,450	101,330
Hot Topic, Inc.(a)*	5,675	52,607
Jo-Ann Stores, Inc.(a)*	5,100	78,999
Jos. A. Bank Clothiers, Inc.(a)*	3,475	90,871
K-Swiss, Inc., Class A(a)	5,700	64,980
Kenneth Cole Productions, Inc., Class A(a)	2,300	16,284
La-Z-Boy, Inc.(a)	11,200	24,304
Leapfrog Enterprises, Inc.(a)*	8,100	28,350
Lumber Liquidators, Inc.*	100	1,056
MarineMax, Inc.(a)*	4,100	13,899
Movado Group, Inc.(a)	4,918	46,180
NBTY, Inc.*	8,600	134,590
NutriSystem, Inc.	4,100	59,819
OfficeMax Inc.	9,100	69,524
Pacific Sunwear of California, Inc.*	14,775	23,492
PC Connection, Inc.(a)*	6,200	31,744
PC Mall, Inc.(a)*	2,200	8,822
Pep Boys - Manny, Moe & Jack(a)	11,700	48,321
Pier 1 Imports, Inc.(a)*	34,700	12,839
R.G. Barry Corp.*	1,900	9,880
RC2 Corp.*	3,900	41,613
Regis Corp.	8,800	127,864
Rex Stores Corp.*	1,575	12,710
Rocky Brands, Inc.(a)*	1,000	3,950

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Retail - Specialty (Continued)
Sally Beauty Holdings, Inc.(a)*	23,600	$134,284
School Specialty, Inc.(a)*	4,200	80,304
Shoe Carnival, Inc.(a)*	1,240	11,842
Sonic Automotive, Inc., Class A(a)	6,280	24,994
Sotheby’s Holdings, Inc., Class A(a)	8,800	78,232
Stage Stores, Inc.	8,600	70,950
Stein Mart, Inc.(a)*	8,030	9,074
Systemax, Inc.(a)	7,400	79,698
Tandy Leather Factory, Inc.*	2,200	4,730
The Bon-Ton Stores, Inc.(a)	2,700	2,781
The Boyds Collection Ltd.(a)(b)(c)*	10,600	—
The Buckle, Inc.(a)	9,375	204,563
The Cato Corp., Class A	7,100	107,210
The Dress Barn, Inc.(a)*	13,600	146,064
The Gymboree Corp.*	6,500	169,585
The Men’s Wearhouse, Inc.(a)	1,500	20,310
The Nautilus Group, Inc.(a)*	6,900	15,249
The Talbots, Inc.(a)	6,600	15,774
Tractor Supply Co.(a)*	7,050	254,787
Transport World Entertainment Corp.(a)*	5,400	7,074
Tuesday Morning Corp.(a)*	4,800	7,824
Tween Brands, Inc.*	5,600	24,192
Under Armour, Inc., Class A(a)*	3,600	85,824
Volcom, Inc.(a)*	4,900	53,410
West Marine, Inc.(a)*	1,505	6,381
Wet Seal, Inc.(a)*	20,875	61,999
Zale Corp.(a)*	7,200	23,976
Zumiez, Inc.(a)*	6,000	44,700
		4,894,525
Steel — 0.4%
Material Sciences Corp.*	2,900	4,495
Mueller Water Products, Inc.(a)	19,300	162,892
Mueller Water Products, Inc., Class A(a)	3,600	30,240
Northwest Pipe Co.*	2,100	89,481
Olympic Steel, Inc.	2,400	48,888
Omega Flex, Inc.(a)	1,500	31,410
Shiloh Industries, Inc.	3,600	10,800
Universal Stainless & Alloy Products, Inc.(a)*	1,400	20,286
Valmont Industries, Inc.(a)	1,800	110,448
Worthington Industries, Inc.(a)	17,700	195,054
		703,994
Telecommunications — 2.5%
ADC Telecommunications, Inc.*	26,500	144,955
ADTRAN, Inc.	8,765	130,423
Airvana, Inc.(a)*	3,100	18,972
Alaska Communications Systems Group, Inc.(a)	6,552	61,458
Anaren Microwave, Inc.*	3,900	46,605
APAC Telecommunications Corp.(a)*	11,000	13,310
Atlantic Tele-Network, Inc.	3,600	95,580
Aware, Inc.(a)*	4,900	9,163
CallWave, Inc.(a)*	5,700	2,907
Cbeyond, Inc.(a)*	6,100	97,478
Centennial Communications Corp., Class A*	26,748	215,589
Ciena Corp.(a)*	7,200	48,240
Cincinnati Bell, Inc.*	51,900	100,167
Comtech Telecommunications Corp.*	5,325	243,992
Consolidated Communications Holdings, Inc.(a)	6,282	74,630
CPI International, Inc.*	3,600	31,176
D&E Communications, Inc.(a)	2,900	19,430
EMS Technologies, Inc.*	3,600	93,132
Fairpoint Communications, Inc.(a)	7,800	25,584
General Communication, Inc., Class A(a)*	12,400	100,316
GeoEye, Inc.(a)*	4,200	80,766
GulfMark Offshore, Inc.(a)*	4,800	114,192
Harmonic, Inc.*	21,425	120,194
Harris Stratex Networks, Inc.*	5,725	29,541
Hearst-Argyle Television, Inc.(a)	4,500	27,270
Hickory Tech Corp.	2,300	12,512
Hughes Communications Inc.(a)*	2,800	44,632
iBasis, Inc.(a)*	14,400	20,304
InfoSpace, Inc.	7,200	54,360
InterDigital, Inc.*	11,952	328,680
Iowa Telecommunications Services, Inc.(a)	7,000	99,960
iPCS, Inc.*	2,900	19,894
Knology, Inc.(a)*	9,095	46,930
Loral Space & Communications, Inc.(a)*	4,100	59,573
Novatel Wireless, Inc.*	6,800	31,552
NTELOS Holdings Corp.	5,520	136,123
Occam Networks, Inc.(a)*	2,266	5,438
Opnext, Inc.*	8,000	14,000
Orbcomm, Inc.(a)*	6,700	14,472
Outdoor Channel Holdings, Inc.(a)*	9,100	68,159
PAETEC Holding Corp.(a)*	24,300	34,992
ParkerVision, Inc.(a)*	5,400	13,338
Plantronics, Inc.(a)	11,000	145,200
Powerwave Technologies, Inc.*	26,681	13,341
Preformed Line Products Co.	850	39,134
Premiere Global Services, Inc.*	13,860	119,335
RCN Corp.*	8,400	49,560
RF Micro Devices, Inc.(a)*	21,019	16,395
SAVVIS, Inc.(a)*	6,900	47,541
Shenandoah Telecommunications Co.(a)	2,800	78,540
SureWest Communications(a)	3,708	42,345
Sycamore Networks, Inc.(a)*	65,500	176,195
SymmetriCom, Inc.(a)*	21,384	84,467
Syniverse Holdings, Inc.*	15,400	183,876
Tellabs, Inc.(a)*	2,700	11,124
Telular Corp.*	3,600	4,752
Tollgrade Communications, Inc.*	2,200	10,516
USA Mobility, Inc.*	3,000	34,710
XETA Technologies, Inc.*	1,300	2,145
		4,009,165
Textile & Apparel — 1.6%
American Apparel, Inc.*	9,500	18,905
Carter’s, Inc.*	14,200	273,492
Charming Shoppes, Inc.(a)*	23,000	56,120
Cherokee, Inc.(a)	700	12,145
Collective Brands, Inc.(a)*	13,100	153,532
Columbia Sportswear Co.(a)	8,700	307,719
Culp, Inc.*	2,400	4,752
Deckers Outdoor Corp.(a)*	2,600	207,662
Delta Apparel, Inc.*	1,100	4,015
G & K Services, Inc., Class A	4,300	86,946
G-III Apparel Group Ltd.(a)*	3,500	22,365
Heelys, Inc.(a)	2,200	4,994
Iconix Brand Group, Inc.(a)*	13,100	128,118
Jones Apparel Group, Inc.	18,800	110,168
Maidenform Brands, Inc.(a)*	5,100	51,765
New York & Co., Inc.*	11,900	27,608
Oxford Industries, Inc.(a)	3,600	31,572
Perry Ellis International, Inc.(a)*	3,000	19,020
Phillips-Van Heusen Corp.	3,200	64,416
Quiksilver, Inc.*	28,800	52,992
Skechers U.S.A., Inc., Class A*	6,800	87,176

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Textile & Apparel (Continued)
Steven Madden Ltd.*	4,900	$104,468
Superior Uniform Group, Inc.(a)	1,100	8,679
Tandy Brands Accessories, Inc.(a)	1,300	1,755
The Dixie Group, Inc.*	2,300	3,519
The Finish Line, Inc., Class A	8,082	45,259
The Timberland Co., Class A*	10,360	119,658
The Warnaco Group, Inc.*	10,500	206,115
True Religion Apparel, Inc.(a)*	5,400	67,176
Unifi, Inc.(a)*	13,600	38,352
Wolverine World Wide, Inc.(a)	11,000	231,440
		2,551,903
Tires & Rubber — 0.1%
Cooper Tire & Rubber Co.(a)	13,300	81,928

Tobacco — 0.0%
Alliance One International, Inc.*	20,000	58,800

Transportation — 2.4%
Alexander & Baldwin, Inc.	5,800	145,348
American Commercial Lines, Inc.*	11,400	55,860
Arkansas Best Corp.	5,700	171,627
Atlas Air Worldwide Holdings, Inc.*	4,900	92,610
Bristow Group, Inc.(a)*	5,200	139,308
Celadon Group, Inc.*	5,010	42,735
Con-way, Inc.	6,460	171,836
Covenant Transport, Inc., Class A(a)*	1,500	3,015
Dynamex, Inc.*	2,200	32,450
Eagle Bulk Shipping, Inc.(a)	10,600	72,292
Forward Air Corp.(a)	6,430	156,056
Frozen Food Express Industries, Inc.	5,100	28,968
GATX Corp.(a)	5,250	162,593
Genco Shipping & Trading Ltd.(a)	3,500	51,800
General Maritime Corp.	5,896	63,677
Genesee & Wyoming, Inc., Class A*	7,225	220,363
Greenbrier Companies, Inc.	3,700	25,419
Heartland Express, Inc.(a)	23,624	372,314
Horizon Lines, Inc., Class A(a)	6,800	23,732
Hub Group, Inc., Class A*	8,300	220,199
Kirby Corp.(a)*	1,300	35,568
Knight Transportation, Inc.(a)	20,700	333,684
Marten Transport Ltd.*	4,300	81,528
Old Dominion Freight Line, Inc.(a)*	8,352	237,698
Overseas Shipholding Group, Inc.(a)	3,700	155,807
P.A.M. Transportation Services, Inc.*	3,196	22,372
Pacer International, Inc.	4,200	43,806
PHI, Inc.*	2,300	32,223
Quality Distribution, Inc.(a)*	4,600	13,800
Saia, Inc.*	2,100	22,806
TAL International Group, Inc.(a)	7,400	104,340
Universal Truckload Services, Inc.*	3,300	46,728
USA Truck, Inc.*	1,900	26,201
Werner Enterprises, Inc.(a)	17,675	306,484
YRC Worldwide, Inc.(a)*	6,900	19,803
		3,735,050
Utilities — 2.8%
Artesian Resources Corp., Class A	1,300	20,566
Avista Corp.	12,400	240,312
Black Hills Corp.	7,800	210,288
California Water Service Group	4,300	199,649
Central Vermont Public Service Corp.(a)	2,500	59,650
CH Energy Group, Inc.(a)	3,800	195,282
Chesapeake Utilities Corp.	1,564	49,235
Cleco Corp.(a)	15,000	342,450
Connecticut Water Service, Inc.(a)	1,900	44,859
El Paso Electric Co.*	11,500	208,035
Empire District Electric Co.	7,700	135,520
EnerNOC, Inc.(a)*	800	5,952
Florida Public Utilities Co.	1,185	12,454
FuelCell Energy, Inc.(a)*	16,310	63,283
IDACORP, Inc.(a)	10,600	312,170
MGE Energy, Inc.	4,500	148,500
Middlesex Water Co.(a)	2,337	40,266
Northwest Natural Gas Co.(a)	6,800	300,764
NorthWestern Corp.	8,500	199,495
Ormat Technologies, Inc.(a)	6,600	210,342
Otter Tail Power Co.(a)	7,214	168,303
PNM Resources, Inc.	17,350	174,888
PowerSecure International, Inc.(a)*	4,800	15,792
SJW Corp.	4,400	131,736
Southwest Gas Corp.	9,900	249,678
Southwest Water Co.	5,908	19,024
The Laclede Group, Inc.	4,500	210,780
The York Water Co.(a)	1,271	15,430
UIL Holdings Corp.	5,166	155,135
Unisource Energy Corp.(a)	8,000	234,880
Unitil Corp.(a)	500	10,325
		4,385,043
Waste Management — 0.3%
American Ecology Corp.	3,766	76,186
Casella Waste Systems, Inc., Class A*	8,200	33,456
Clean Harbors, Inc.*	4,100	260,104
Darling International, Inc.*	18,400	101,016
WCA Waste Corp.*	7,300	18,323
		489,085
TOTAL COMMON STOCKS (Identified Cost $235,651,236)		158,877,265

RIGHTS & WARRANTS — 0.0%
Health Care - Drugs — 0.0%
Dov Pharmaceutical, Inc., expires 12/31/09(c)*	4,730	—
Fresenius Kabi Pharmaceuticals Holding, Inc. expires 12/31/10*	13,728	4,805
		4,805
TOTAL RIGHTS & WARRANTS (Identified Cost $12,767)		4,805

SHORT-TERM INVESTMENTS — 0.0%
Other — 0.0%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	2	2
		3
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3)		3

COLLATERAL FOR SECURITIES ON LOAN — 37.3%
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $59,349,416)		59,349,416

Total Investments — 137.3% (Identified Cost $295,013,422)(#)		218,231,489
Liabilities, Less Cash and Other Assets — (37.3%)		(59,322,277)
Net Assets — 100.0%		$158,909,212

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of December 31, 2008, the market value of the securities on loan was $59,201,557.

See notes to financial statements.

*	Non-income producing security.
(b)	Bankrupt security/delisted.
(c)	Securities were fair valued by management. At December 31, 2008, the total market value for such investments amounted to $103,805, which represents 0.07% of net assets.
(#)

At December 31, 2008 the aggregate cost of investment securities for income tax purposes was $235,664,006. Net unrealized depreciation aggregated $76,781,933 of which $16,537,520 related to appreciated investment securities and $93,319,453 related to depreciated investment securities.

Key to abbreviations:

ADR — American Depositary Receipt

See notes to financial statements.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 97.9%
Australia — 3.1%
Amcor Ltd.	46,983	$189,988
APN News & Media Ltd.	48,183	83,311
Australia & New Zealand Banking Group Ltd.(a)	252,260	2,689,138
BHP Steel Ltd.	141,259	344,701
Boral Ltd.(a)	123,486	397,756
Caltex Australia Ltd.	9,296	46,600
Commonwealth Bank of Australia(a)	152,121	3,065,097
Crown Ltd.(a)	93,768	390,289
CSR Ltd.(a)	156,641	192,210
Downer EDI Ltd.	60,727	162,158
Goodman Fielder Ltd.	253,885	235,421
Insurance Australia Group Ltd.	95,401	258,738
Macquarie Group Ltd.(a)	18,686	375,333
National Australia Bank Ltd.	119,836	1,743,681
OneSteel Ltd.	104,904	179,922
Qantas Airways Ltd.	167,583	307,286
Seven Network Ltd.(a)	4,900	24,256
Sims Group Ltd.	3,147	38,045
Suncorp-Metway Ltd.	44,401	260,034
Washington H Soul Pattinson & Co., Ltd.	11,161	71,667
Wesfarmers Ltd.	43,733	548,832
		11,604,463
Austria — 0.2%
Erste Bank der Oesterreichischen Sparkassen AG(a)	6,290	141,643
OMV AG	6,480	168,621
Wienerberger AG(a)	16,009	264,814
		575,078
Belgium — 0.7%
Delhaize Group	21,212	1,303,269
Dexia(a)	1,246	5,542
Solvay SA	3,026	223,144
UCB SA	31,369	1,015,984
Umicore*	1,050	1
		2,547,940
Canada — 7.8%
Addax Petroleum Corp.	1,780	30,409
Astral Media, Inc.	10,600	209,510
Bank of Montreal	14,337	362,925
Barrick Gold Corp.	53,300	1,930,371
BCE, Inc.	61,430	1,250,495
Biovail Corp.	12,400	115,914
Canadian Pacific Railway Ltd.	39,365	1,306,746
Canadian Tire Corp. Ltd.(a)	18,300	644,095
CGI Group, Inc.*	91,100	708,433
Empire Co. Ltd. Class A	7,800	307,956
EnCana Corp.	15,447	712,727
Fairfax Financial Holdings Ltd.	2,700	852,977
George Weston Ltd.	7,700	373,929
Gerdau Ameristeel Corp.(a)	22,700	138,278
Goldcorp, Inc.	64,900	2,018,235
Groupe Aeroplan, Inc.	22,400	157,499
Industrial Alliance Insurance and Financial Services, Inc.	20,285	383,024
ING Canada, Inc.	5,100	130,588
Inmet Mining Corp.	2,400	38,066
Jean Coutu Group PJC Inc/The(a)	17,300	116,314
Loblaw Companies Ltd.(a)	14,200	402,247
Magna International, Inc., Class A	24,924	741,966
Manitoba Telecom Services, Inc.	2,300	67,034
Manulife Financial Corp.	51,700	871,089
MDS, Inc.*	17,689	108,183
Methanex Corp.	5,100	56,598
Metro, Inc., Class A	15,600	467,558
National Bank of Canada	22,100	560,332
Onex Corp.	16,900	249,017
Petro-Canada	123,800	2,679,575
Power Corp. of Canada	31,400	570,262
Quebecor, Inc., Class B	4,900	77,916
Sherritt International Corp.	34,400	88,055
Sino-Forest Corp.*	13,500	107,934
Sun Life Financial, Inc.	137,520	3,168,140
Talisman Energy, Inc.	260,300	2,568,209
TELUS Corp.	3,000	90,328
Thomson Reuters Corp.(a)	63,700	1,836,954
Toronto-Dominion Bank	6,000	211,179
TransCanada Corp.	38,445	1,032,985
Viterra, Inc.(a)*	48,000	369,380
Yamana Gold Inc.(a)	87,900	672,868
		28,786,300
Denmark — 0.7%
AP Moller - Maersk A/S(a)	198	1,039,060
Carlsberg A/S(a)	12,339	394,620
Danisco A/S(a)	3,805	152,423
Danske Bank	73,115	710,033
Jyske Bank A/S*	7,940	181,646
Sydbank(a)	7,400	88,792
		2,566,574
Finland — 1.5%
Kesko Oyj	19,100	472,589
Neste Oil Oyj	10,007	147,170
Oko Bank (OKO Osuuspankkien Keskuspankki Oyj)	12,800	173,478
Outokumpu Oyj	27,400	315,363
Rautaruukki Oyj	8,300	140,295
Sampo Oyj, Class A	35,096	645,916
Stora Enso Oyj(a)	199,260	1,528,936
UPM-Kymmene Oyj	178,093	2,228,023
		5,651,770
France — 9.0%
Air France(a)	47,558	606,210
Axa	259,150	5,707,864
BNP Paribas SA(a)	157,621	6,627,804
Cap Gemini SA	11,658	445,643
Casino Guichard-Perrachon SA	8,468	639,162
Ciments Francais	2,017	169,121
CNP Assurances	5,341	385,022
Compagnie de Saint-Gobain(a)	40,524	1,892,418
Compagnie Generele des Etablissements Michelin, Class B	8,001	417,845
Credit Agricole SA	78,183	869,426
Credit Industriel et Commercial	518	72,005
France Telecom SA(a)	134,090	3,720,378
Lafarge SA(a)	25,195	1,518,216
Lagardere S.C.A.	41,545	1,674,738
Pinault-Printemps-Redoute SA(a)	9,464	613,043
PSA Peugoet Citroen	20,762	350,651
Renault SA(a)	26,745	689,631
Safran SA(a)	7,707	103,210
Schneider Electric SA(a)	8,500	626,217
SCOR	14,662	333,533
Societe Generale	14,401	720,652
Vivendi Universal SA	158,406	5,122,770
		33,305,559

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Germany — 12.3%
Allianz AG	58,451	$6,093,732
Bayerische Motoren Werke AG(a)	105,629	3,172,986
Bilfinger Berger AG	2,054	106,555
Commerzbank AG(a)	69,054	637,363
DaimlerChrysler AG	187,757	6,968,472
Deutsche Bank AG(a)	55,099	2,131,509
Deutsche Lufthansa AG	67,953	1,056,985
Deutsche Telekom AG	531,395	7,940,651
E. On AG	181,387	7,170,772
Fraport AG(a)	1,219	52,376
Hannover Rueckversicherungs-AG	13,447	420,570
HeidelbergCement AG(a)	1,815	79,977
Lanxess	1,160	22,139
Linde AG	6,265	521,213
Muenchener Rueckversicherungs-Gesellschaft AG	48,420	7,470,986
Suedzucker AG(a)	4,706	71,107
Thyssen Krupp AG	45,036	1,186,939
TUI AG	19,453	217,542
		45,321,874
Greece — 0.1%
Alpha Bank A.E.	4,356	40,569
Hellenic Petroleum SA	26,868	198,690
Marfin Investment Group SA*	23,727	94,657
National Bank of Greece SA	3,386	62,129
		396,045
Hong Kong — 3.2%
Cheung Kong (Holdings) Ltd.	281,000	2,657,647
Great Eagle Holdings Ltd.	22,929	25,473
Hang Lung Development Co., Ltd.(a)	174,000	526,477
Henderson Land Development Co., Ltd.	159,000	588,798
Hongkong and Shanghai Hotels Ltd.	67,467	50,577
Hopewell Holdings Ltd.(a)	107,000	352,055
Hutchison Whampoa Ltd.	656,000	3,288,380
Kingboard Chemical Holdings Ltd.	17,000	30,490
New Asia Realty & Trust Co., Ltd.	50,000	19,483
New World Development Co., Ltd.	491,666	498,632
Sino Land Co., Ltd.(a)	322,856	334,095
Sun Hung Kai Properties Ltd.(a)	242,000	2,017,135
Tsim Sha Tsui Properties Ltd.	60,492	195,130
Wharf (Holdings) Ltd.	274,250	751,956
Wheelock and Co., Ltd.(a)	233,000	511,084
		11,847,412
Ireland — 0.0%
Bank of Ireland, ADR(a)	2,500	11,925

Italy — 1.8%
Banca Monte dei Paschi di Siena SpA(a)	131,080	278,049
Banca Popolare di Milano(a)	92,950	540,400
Banche Popolari Unite Scrl	83,061	1,188,072
Banco Popolare Scarl	18,470	127,087
Compagnia Assicuratrice Unipol SpA	70,148	105,798
Fiat SpA(a)	74,800	477,248
Intesa Sanpaolo	148,235	522,862
Italcementi SpA(a)	10,703	133,676
Italmobiliare SpA	1,968	77,938
Milano Assicurazioni	25,000	76,540
Pirelli & Co. SpA	484,121	176,986
SAI SpA	23,500	418,127
Telecom Italia SpA	931,819	1,489,565
UniCredito Italiano SpA	481,967	1,169,076
		6,781,424
Japan — 17.7%
Aisin Seiki Co., Ltd.	19,600	267,027
Amada Co., Ltd.	51,000	241,919
Aoyama Trading Co., Ltd.	7,800	122,270
Asahi Glass Co. Ltd.	55,000	305,792
Asahi National Broadcasting Co., Ltd.	47	62,477
ASATSU-DK, Inc.(a)	1,100	24,221
Awa Bank Ltd.	7,000	48,649
Bank of Kyoto Ltd.(a)	35,000	384,556
Bank of Nagoya Ltd.	22,000	119,647
Bridgestone Corp.	11,300	165,418
Canon Sales Co., Inc.(a)	8,000	126,994
Chiba Bank Ltd.	43,000	260,894
Chudenko Corp.(a)	5,700	95,451
Chugoku Bank Ltd.(a)	26,000	395,808
Chuo Mitsui Trust Holdings, Inc.	94,000	445,891
Citizen Watch Co.(a)	112,300	396,426
COMSYS Holdings Corp.	9,000	82,306
Cosmo Oil Co., Ltd.	72,000	217,628
Credit Saison Co., Ltd.	8,600	115,457
Dai Nippon Printing Co., Ltd.	213,000	2,300,353
Dai-Tokyo Fire and Marine Insurance Co., Ltd.	28,900	146,652
Daicel Chemical Industries Ltd.	45,000	209,983
Daishi Bank Ltd.	40,000	175,179
Daiwa House Co., Ltd.	35,000	333,977
Dowa Fire & Marine Insurance Co., Ltd.(a)	24,000	145,615
Ebara Corp.(a)	49,000	110,811
Elpida Memory, Inc.(a)*	3,900	23,146
Fuji Electric Co., Ltd.(a)	60,000	88,031
Fuji Heavy Industries Ltd.	218,000	574,760
Fuji Photo Film	111,600	2,400,662
Fujikura Ltd.(a)	65,000	209,377
Fukuoka Financial Group, Inc.(a)	124,000	526,641
Futaba Industrial Co., Ltd.	7,300	28,024
Glory Ltd.(a)	7,800	149,891
Gunma Bank Ltd.(a)	52,000	324,677
GUNZE Ltd.(a)	29,000	94,054
Hachijuni Bank Ltd.(a)	68,000	383,320
Hakuhodo DY Holdings, Inc.(a)	2,090	112,742
Hankyu Department Stores, Inc.(a)	18,000	133,635
Higo Bank Ltd.	29,000	179,790
Hiroshima Bank Ltd.(a)	26,000	111,285
Hitachi Cable Ltd.	25,000	55,157
Hitachi Ltd.	1,071,000	4,076,062
Hitachi Maxell Ltd.	5,000	45,946
Hitachi Software Engineering Co., Ltd.	4,200	63,846
Hitachi Transport System Ltd.	1,800	26,628
Hokkoku Bank Ltd.(a)	38,000	131,208
Honda Motor Co. Ltd.	100	2,134
Hyakugo Bank Ltd.	31,000	185,008
Hyakujushi Bank Ltd.	35,000	195,753
Idemitsu Kosan Co. Ltd.	7,700	484,170
Isetan Mitsukoshi Holdings Ltd.*	29,200	247,065
Isuzu Motors Ltd.	83,000	103,464
Itoham Foods, Inc.	13,000	46,608
Iyo Bank Ltd.(a)	18,000	220,011
Joyo Bank Ltd.(a)	22,000	123,045
Juroku Bank Ltd.(a)	33,000	154,352
Kagoshima Bank Co., Ltd.	22,000	180,805
Kamigumi Co., Ltd.	37,000	325,714
Kandenko Co., Ltd.(a)	45,000	351,462
KANEKA CORP.	55,000	345,836
Kansai Paint Co., Ltd.(a)	5,000	25,097
Kawasaki Kisen Kaisha Ltd.	55,000	249,972
Keiyo Bank	24,000	121,258

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Kinden Corp.	23,000	$205,262
Kissei Pharmaceutical Co., Ltd.	2,000	61,555
Komori Corp.	8,000	86,222
Koyo Seiko Co., Ltd.	13,800	104,585
Kuraray Co., Ltd.	49,000	372,973
Kyocera Corp.	21,700	1,527,259
Mabuchi Motor Co., Ltd.(a)	2,300	93,624
Marui Co., Ltd.(a)	88,600	503,354
Mazda Motor Corp.	62,000	101,908
Mitsubishi Chemical Holdings Corp.(a)	375,000	1,625,758
Mitsubishi Gas Chemical Co., Inc.	26,000	103,828
Mitsubishi Heavy Industries Ltd.(a)	29,000	126,365
Mitsubishi Material Corp.	103,000	253,381
Mitsubishi Rayon Co., Ltd.(a)	69,000	203,993
Mitsubishi UFJ Financial Group, Inc.(a)	152,400	922,974
Mitsui Chemicals, Inc.(a)	200,000	723,662
Mitsui Mining & Smelting Co., Ltd.	61,000	125,836
Mitsui Sumitomo Insurance Group Holdings, Inc.	51,600	1,585,284
Musashino Bank Ltd.	3,900	150,149
Nagase & Co., Ltd.	39,000	374,727
NEC Corp.(a)	571,000	1,870,789
NGK Spark Plug Co., Ltd.(a)	61,000	482,482
Nippon Electric Glass Co., Ltd.	23,000	117,474
Nippon Express Co., Ltd.	106,000	437,330
Nippon Kayaku Co., Ltd.	11,000	56,304
Nippon Meat Packers, Inc.	3,067	45,574
Nippon Mining Holdings, Inc.(a)	163,000	679,691
Nippon Mitsubishi Oil Corp.	271,000	1,336,315
Nippon Paint Co., Ltd.(a)	32,000	125,670
Nippon Paper Group, Inc.(b)	142	560,794
Nippon Sheet Glass Co., Ltd.	210,000	674,131
Nippon Shokubai Co., Ltd.(a)	13,000	98,665
Nippon Television Network Corp.	1,030	107,375
Nipponkoa Insurance Co., Ltd.	2,000	15,113
Nipro Corp.(a)	3,000	52,388
Nissan Motor Co., Ltd.	80,200	283,111
Nisshin Steel Co., Ltd.(a)	126,000	252,973
Nisshinbo Industries, Inc.	23,000	170,502
NSK Ltd.	30,000	109,873
NTN Corp.	35,000	103,089
Obayashi Corp.(a)	26,000	152,013
Onward Kashiyama Co., Ltd.	48,000	373,833
Panasonic Corp.	122,000	1,497,915
Panasonic Electric Works Co.	53,000	460,717
Pioneer Corp.(a)	7,200	12,947
Rengo Co., Ltd.(a)	2,000	16,216
Ricoh Co., Ltd.	174,000	2,157,485
ROHM CO., LTD.	12,700	630,447
San-In Godo Bank Ltd.	22,000	175,709
Sanwa Shutter Corp.	17,000	64,324
Sapporo Hokuyo Holdings, Inc.(b)	32	123,199
SBI Holdings Inc/Japan	871	130,194
Seiko Epson Corp.(a)	46,400	718,650
Seino Transportation Co., Ltd.	23,000	125,847
Sekisui Chemical Co., Ltd.(a)	58,000	355,742
Sekisui House Ltd.	163,000	1,398,941
Shiga Bank Ltd.	30,000	194,595
Shimachu Co., Ltd.	6,600	145,979
Shimizu Corp.(a)	4,000	22,945
Shinko Securities Co., Ltd.	72,000	152,499
Showa Denko KK	74,000	103,673
Sohgo Security Services Co., Ltd.(a)	7,900	81,222
Sony Corp.	83,735	1,831,284
Sumitomo Bakelite Co., Ltd.(a)	55,000	218,422
Sumitomo Chemical Co. Ltd.	140,000	466,409
Sumitomo Corp.(a)	62,700	539,504
Sumitomo Electric Industries Ltd.	241,600	1,817,664
Sumitomo Forestry Co., Ltd.(a)	49,200	392,949
Suzuken Co., Ltd.(a)	3,500	103,089
Taiheiyo Cement Corp.(a)	117,000	219,415
Taisei Corp.(a)	334,000	899,018
Taiyo Yuden Co., Ltd.(a)	11,000	60,673
Tdk Corp.	4,963	184,822
Teijin Ltd.(a)	329,000	910,965
The 77 Bank Ltd.	42,000	224,247
The Bank of Iwate Ltd.(a)	2,000	123,111
The Fuji Fire & Marine Insurance Co.	32,000	46,950
The Nanto Bank Ltd.(a)	29,000	165,714
The Nishi-Nippon City Bank, Ltd.	89,000	252,322
The Ogaki Kyoritsu Bank Ltd.	29,000	134,043
The Shizuoka Bank Ltd.	13,000	147,424
The Yamanashi Chuo Bank Ltd.	20,000	115,830
The Yasuda Fire & Marine Insurance Co., Ltd.	92,000	654,606
The Yokohama Rubber Co., Ltd.	6,000	29,388
THK Co. Ltd.	9,500	97,463
Toda Corp.(a)	30,000	108,549
Tokio Marine Holdings, Inc.	136,500	3,884,942
Tokyo Steel Manufacturing Co., Ltd.(a)	16,100	165,529
Tokyo Tatemono Co., Ltd.	23,000	102,250
Toppan Printing Co., Ltd.(a)	175,000	1,320,463
Toshiba Tec Corp.	24,000	70,954
Tostem Corp.	87,700	1,335,091
Toyo Ink Manufacturing Co., Ltd.(a)	23,000	64,192
Toyo Seikan Kaisha Ltd.	58,000	980,210
Toyota Auto Body Co., Ltd.	7,000	100,772
Uny Co., Ltd.	63,000	681,081
Wacoal Corp.(a)	7,000	89,498
Yamaguchi Financial Group, Inc.	18,000	198,566
Yamaha Corp.(a)	26,200	237,288
Yamaha Motor Co. Ltd.	17,800	183,007
Yokogawa Electric Corp.	16,300	104,651
		65,591,826
Netherlands — 5.0%
Aegon NV	280,066	1,761,608
ArcelorMittal(a)	111,240	2,628,694
DSM NV	39,655	1,010,118
European Aeronautic Defense and Space Co.(a)	121,982	2,039,819
ING Groep NV	255,209	2,600,340
Koninklijke (Royal) Philips Electronics NV(a)	320,207	6,155,781
Koninklijke Ahold NV	17,990	219,811
Randstad Holding NV(a)	13,180	266,568
STMicroelectronics NV	240,145	1,595,628
		18,278,367
New Zealand — 0.1%
Fletcher Building Ltd.	105,317	353,281

Norway — 0.5%
Den Norske Bank ASA	89,507	345,138
Norsk Hydro ASA(a)	186,400	740,052
Orkla ASA(a)	109,970	713,805
Storebrand ASA(a)	71,400	170,799
		1,969,794

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Portugal — 0.1%
Banco Espirito Santo SA(a)	48,732	$453,180

Singapore — 0.6%
Fraser & Neave Ltd.(a)	331,500	678,761
Jardine Cycle & Carriage Ltd.	16,302	107,492
Keppel Land Ltd.	90,000	106,195
Neptune Orient Lines Ltd.(a)	97,000	75,405
Singapore Airlines Ltd.	131,340	1,026,471
Singapore Land Ltd.(a)	33,000	80,625
United Industrial Corp., Ltd.	27,000	19,677
United Overseas Land Ltd.	153,000	235,752
		2,330,378
Spain — 6.9%
Acciona SA(a)	8,496	1,051,077
Acerinox SA(a)	34,212	540,716
Azucarera Ebro Agricolas SA(a)	22,833	311,042
Banco de Sabadell SA(a)	220,653	1,487,585
Banco Espanol de Credito SA(a)	17,691	198,698
Banco Pastor SA(a)	22,568	156,853
Banco Santander Central Hispano SA(a)	1,263,552	11,855,696
Corp. Mapfre SA(a)	40,706	135,800
Fomento de Construcciones y Contratas SA(a)	3,449	111,851
Gas Natural SDG SA(a)	15,200	407,574
Grupo Ferrovial SA	8,065	219,506
Iberia Lineas Aereas de Espana SA(a)	99,500	273,854
Repsol-YPF SA	407,474	8,552,774
Sacyr Vallehermoso SA(a)	9,857	87,280
		25,390,306
Sweden — 2.1%
Electrolux AB(a)	22,008	185,767
Mo Och Domsjoe AB (MoDo) Series B(a)	18,717	457,987
Nordea AB	401,950	2,780,324
Skandinaviska Enskilda Banken AB Series A(a)	27,160	208,647
SSAB Svenskt Stal AB Series A(a)	24,000	206,375
SSAB Svenskt Stal AB Series B	3,900	31,317
Svenska Cellulosa AB (SCA) Series B	110,466	932,429
Svenska Handelsbanken AB Series A	36,051	574,413
Swedbank AB, Class A(a)	8,982	50,430
Tele2 AB, Class B(a)	51,548	449,777
TeliaSonera AB	224,098	1,102,360
Volvo AB Series A(a)	33,800	186,782
Volvo AB Series B(a)	117,501	637,433
		7,804,041
Switzerland — 6.3%
Adecco SA	51,718	1,738,592
Baloise Holdings Ltd.	14,302	1,054,829
Banque Cantonale Vaudoise	1,400	417,955
Credit Suisse Group	236,694	6,337,933
Ems-Chemie Holding AG *	82	6,818
Givaudan SA(a)	1,211	944,929
Helvetia Patria Holding	1,240	266,675
Holcim Ltd.(a)	47,678	2,701,164
Swiss Life Holding(a)*	4,315	293,518
Swiss Re	56,530	2,671,545
UBS AG*	5,663	78,958
Valiant Holding	2,700	504,054
Zurich Financial Services	28,903	6,164,308
		23,181,278
United Kingdom — 18.2%
Amlin Plc	54,900	282,184
Anglo American Plc	14,654	325,724
Arriva Plc	12,620	109,139
Associated British Foods Plc	101,883	1,069,321
Aviva Plc	537,047	3,011,344
BAE Systems Plc	134,712	729,698
Barclays Plc	414,897	915,059
Barclays Plc, ADR(a)	34,600	339,080
BP Plc- Spons ADR(a)	5,800	271,092
British Airways Plc	173,882	449,248
Cable & Wireless Plc	341,025	767,333
Carnival Plc(a)	20,600	466,590
Carnival Plc, ADR	39,675	860,775
EasyJet Plc(a)*	57,000	229,670
Friends Provident Plc	291,772	361,186
GKN Plc	117,942	164,484
HBOS Plc	37,876	37,575
HBOS Plc(b)*	52,416	—
HSBC Holdings Plc	589,848	5,614,119
HSBC Holdings Plc, ADR(a)	70,300	3,421,501
International Power Plc	323,795	1,118,451
Investec Plc	71,848	294,404
ITV Plc	290,707	166,141
J Sainsbury Plc	382,022	1,804,294
Kingfisher Plc	613,613	1,191,000
Legal & General Group Plc	1,151,210	1,271,157
London Stock Exchange Group PLC	27,908	204,636
Meggitt Plc	78,382	180,028
Millennium & Copthorne Hotels Plc(a)	43,773	140,659
Mondi Plc	70,391	206,205
Old Mutual Plc	296,615	234,552
Pearson Plc	148,985	1,373,043
Pearson Plc, ADR(a)	68,000	648,720
Rexam Plc	164,034	827,798
Rolls-Royce Group Plc*	49,293	237,772
Royal & Sun Alliance Insurance Group Plc	708,526	1,406,802
Royal Bank of Scotland Group Plc	529,296	375,932
Royal Dutch Shell Plc	154,388	3,831,227
Royal Dutch Shell Plc, ADR(a)	124,600	6,408,178
SABMiller Plc	37,870	633,226
Schroders Plc	29,172	359,863
Schroders Plc	18,000	176,886
Standard Life Plc	70,000	203,298
Thomas Cook Group Plc(a)	111,565	284,073
Thomson Reuters Plc	34,362	746,000
Thomson Reuters Plc	1,387	188,368
Tomkins Plc, ADR(a)	46,700	341,377
Vodafone Group Plc	9,213,289	18,412,510
Whitbread Plc	44,534	587,144
William Morrison Supermarkets Plc	563,950	2,272,321
WPP PLC	201,712	1,167,296
Xstrata	80,556	741,244
		67,459,727
TOTAL COMMON STOCKS (Identified Cost $456,089,912)		362,208,542

SHORT-TERM INVESTMENTS — 4.3%
Other — 4.3%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	16,016,001	16,016,001
		16,016,002
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $16,016,002)		16,016,002

See notes to financial statements.

	SHARES	VALUE†
COLLATERAL FOR SECURITIES ON LOAN — 22.7%
SHORT-TERM INVESTMENTS — 22.7%
State Street Navigator Prime Portfolio	83,992,215	$83,992,215
TOTAL COLLATERAL FOR SECURITIES ON LOAN (Identified Cost $83,992,215)		83,992,215

Total Investments — 124.9% (Identified Cost $556,098,129)#		462,216,759
Liabilities, Less Cash and Other Assets — (24.9%)		(92,175,593)
Net Assets — 100.0%		$370,041,166

†	See Note 1.
(a)	A portion or all of the security was held on loan. As of December 31, 2008, the market value of the securities loaned was $79,725,650.
*	Non-income producing security.
(b)	Securities were fair valued by management. Total market value for such investments amounted to $683,993, which represents 0.18% of net assets.
#

At December 31, 2008 the aggregate cost of investment securities for income tax purposes was $472,105,914. Net unrealized depreciation aggregated $93,881,369 of which $22,439,130 related to appreciated investment securities and $116,320,499 related to depreciated investment securities.

Key to abbreviations:
ADR — American Depositary Receipt

See notes to financial statements.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 97.2%
Brazil — 7.4%
Aracruz Celulose SA, ADR	4,500	$50,760
Banco Bradesco SA, ADR	23,006	227,069
Banco Itau Holding Financeira SA, ADR	13,700	158,920
Braskem SA, ADR	10,100	48,783
Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	3,500	96,460
Cosan SA Industria e Comercio*	12,500	60,249
Cyrela Brazil Realty SA	19,700	77,719
Empresa Brasileira de Aeronautica S.A., ADR	3,000	48,630
Gerdau S.A.	21,600	111,612
Gerdau S.A., ADR	69,780	460,548
JBS SA	23,600	49,892
Net Servicos de Comunicacao SA, ADR	3,800	22,116
Perdigao SA, ADR	5,200	137,176
Sadia SA, ADR	14,333	70,232
Ultrapar Participacoes SA, ADR	10,300	231,647
Unibanco - Uniao de Bancos Brasileiros S.A.	20,100	127,995
Usinas Siderugicas de Minas Gerais S.A.	9,800	108,632
Votorantim Celulose e Papel SA, ADR*	8,900	70,577
		2,159,017
Chile — 3.5%
Banco de Credito e Inversiones	2,492	42,429
Cementos Bio-Bio SA	17,765	22,860
Compania SudAmericana de Vapores SA, ADR	33,993	22,137
Corpbanca SA, ADR	1,900	38,000
Cristalerias de Chile	4,091	34,025
Distribucion y Servicio D&S SA, ADR	2,100	50,799
Empresas CMPC SA	8,465	132,172
Empresas Copec SA	28,567	217,329
Enersis SA, ADR	29,100	370,734
Industrias Forestales SA	163,876	21,890
Madeco SA, ADR	4,000	26,000
Masisa SA	353,117	26,870
		1,005,245
China — 9.5%
Bank of China Ltd., H Shares	1,758,000	480,886
Beijing Capital International Airport Co., Ltd., H Shares	78,000	39,150
Beijing Enterprises Holdings Ltd.	36,500	148,822
BYD Co. Ltd., H Shares	15,500	25,399
Chaoda Modern Agriculture Holdings Ltd.	146,354	93,475
China Everbright Holdings Co., Ltd.	54,000	66,331
China Foods Ltd.	138,000	51,459
China Petroleum & Chemical Corp., ADR	1,100	67,969
China Resources Enterprise Ltd.	92,000	160,491
China Shipping Container Lines Co., Ltd., H Shares	130,200	19,656
China Travel International Investment Hong Kong Ltd.	162,000	31,563
China Unicom Ltd.	13,680	166,896
China Unicom Ltd., ADR	42,000	50,399
Citic Pacific Ltd.	100,000	108,126
CNPC Hong Kong Ltd.	120,000	37,315
Cosco Pacific Ltd.	76,000	77,567
Dalian Port (PDA) Co., Ltd., H Shares	128,000	32,206
Denway Motors Ltd., H Shares	390,000	121,274
Dongfeng Motor Group Co., Ltd., H Shares	202,000	65,160
Great Wall Motor Co. Ltd., H Shares	21,000	7,316
Guangshen Railway Co., Ltd., Class A	3,500	65,940
Harbin Power Equipment Co., Ltd., H Shares	34,000	28,121
HKC Holdings Ltd.	240,986	19,900
Hopson Development Holdings Ltd.	36,000	26,012
Hunan Non-Ferrous Metal Corp., Ltd., H Shares	96,000	13,626
Maanshan Iron & Steel Co., Ltd., H Shares	128,000	45,583
Minmetals Resources Ltd.	60,000	8,748
Neo-China Land Group holdings Ltd.(a)	42,500	27,912
PetroChina Co., Ltd., ADR	920	81,862
PICC Property & Casualty Co. Ltd., H Shares*	146,000	78,744
Semiconductor Manufacturing International Corp.*	994,000	41,683
Semiconductor Manufacturing International Corp., ADR*	7,700	16,247
Shanghai Electric Group Co., Ltd., H Shares*	192,000	77,789
Shanghai Industrial Holdings Ltd.	35,000	79,933
Shenzhen International Holdings Ltd.	297,500	12,859
Shenzhen Investment Ltd.	122,000	21,723
Shimao Property Holdings Ltd.	113,500	78,789
Sinopec Shanghai Petrochemical Co., Ltd., ADR	1,300	34,008
Sinopec Yizheng Chemical Fibre Co., Ltd., H Shares*	98,000	11,128
Sinotrans Ltd., H Shares	106,000	20,516
TPV Technology Ltd.	118,000	38,064
Travelsky Technology Ltd., H Shares	42,000	18,425
Weiqiao Textile Co., Ltd., H Shares	60,000	20,748
ZTE Corp., H Shares	14,280	37,403
		2,757,223
Czech Republic — 1.4%
Telefonica O2 Czech Republic AS	16,037	353,753
Unipetrol AS	7,412	55,627
		409,380
Hungary — 3.3%
Egis Gyogyszergyar Nyrt.	2,283	119,360
Fotex Nyrt.*	10,261	19,045
MOL Hungarian Oil and Gas Nyrt.	4,800	247,692
OTP Bank Nyrt*	22,739	341,792
Pannonplast Nyrt.*	6,825	25,691
RABA Automotive Holding Nyrt.*	4,692	15,454
Richter Gedeon Nyrt.	1,302	193,323
		962,357
India — 10.4%
Aditya Birla Nuvo Ltd.	2,706	31,103
Ambuja Cements Ltd.	67,211	96,085
Amtek Auto Ltd.	7,584	10,360
Apollo Hospitals Enterprise Ltd.	4,934	45,188
Ashok Leyland Ltd.	33,000	10,160
Axis Bank Ltd.	10,600	109,895
Bajaj Auto Ltd.	1,407	11,292
Bajaj Finserv Ltd.	1,407	4,388
Bajaj Holdings and Investments Ltd.	1,407	7,075
Bharat Forge Ltd.	6,809	11,761
Bhushan Steel Ltd.	1,498	9,685
Biocon Ltd.	7,086	16,871
Cadila Healthcare Ltd.	6,343	33,980
Cairn India Ltd.*	21,800	76,783
Carnation Nutral Analogue Ltd.	1,691	2,568
Dr. Reddy’s Laboratories Ltd., ADR	13,900	136,220
Federal Bank Ltd.	9,627	31,991
HCL Infosystems Ltd.	7,658	13,675
HCL Technologies Ltd.	7,597	17,979

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
HDFC Bank Ltd., ADR	1,900	$135,622
ICICI Bank Ltd., ADR	34,110	656,618
India Cements Ltd.	9,576	19,223
Indian Hotels Co., Ltd.	17,371	16,045
Industrial Development Bank of India Ltd.	16,131	22,415
Infrastructure Development Finance Co. Ltd.	35,420	48,601
IVRCL Infrastructures & Projects Ltd.	2,900	8,506
Jet Airways India Ltd.*	2,652	10,949
Jindal Saw Ltd.	2,323	10,561
JSW Steel Ltd.	10,487	49,292
Karnataka Bank Ltd.	7,763	12,628
LIC Housing Finance Ltd.	4,074	19,304
Mahindra & Mahindra Ltd.	11,408	64,861
Maruti Suzuki India Ltd.	5,060	53,903
MAX India Ltd.*	13,200	31,198
Nirma Ltd.	5,800	12,488
Oracle Financial Sevices Software Ltd.*	4,485	42,079
Oriental Bank Of Commerce	7,526	23,789
Patni Computer Systems Ltd., ADR	3,300	19,437
Petronet LNG Ltd.	25,514	20,764
Reliance Communications Ltd.	24,304	113,264
Reliance Industries Ltd., GDR, 144A	7,815	401,691
State Bank of India	1,500	39,717
Sterlite Industries (India) Ltd., ADR	16,622	91,753
Syndicate Bank	19,381	25,022
Tata Chemicals Ltd.	6,115	20,710
Tata Communications Ltd., ADR	3,800	81,206
Tata Motors Ltd., ADR	21,700	96,565
Tata Steel Ltd.	13,302	59,125
Tata Tea Ltd.	2,924	35,653
The Great Eastern Shipping Co., Ltd.	5,045	21,052
The Jammu & Kashmir Bank Ltd.	2,469	18,244
United Phosphorus Ltd.	11,000	24,384
Wockhardt Ltd.	5,285	11,824
Zee Entertainment Enterprises Ltd.	18,414	52,800
		3,048,352
Indonesia — 1.8%
PT Astra International Tbk	264,000	255,523
PT Bank Danamon Indonesia Tbk	207,000	58,871
PT Bank Pan Indonesia Tbk*	852,000	45,336
PT Global Mediacom Tbk*	290,000	4,789
PT Gudang Garam Tbk	102,500	39,966
PT Indocement Tunggal Prakarsa Tbk	61,000	25,743
PT Indofood Sukses Makmur Tbk	673,000	57,421
PT Medco Energi Internasional Tbk*	254,000	43,576
		531,225
Israel — 2.6%
Azorim Investment Development & Construction Company Ltd.	3,735	5,350
Bank Hapoalim B.M.*	96,637	207,244
Bank Leumi Le-Israel	105,246	220,133
Clal Insurance Enterprise Holdings Ltd.	1,809	9,665
Discount Investment Corp.	2,953	22,665
Elron Electronic Industries Ltd.*	3,431	4,542
IDB Development Corp., Ltd.	482	3,936
Koor Industries Ltd.*	1,601	16,955
Makhteshim-Agan Industries Ltd.	32,599	105,988
Migdal Insurance & Financial Ltd Holdings	36,000	38,011
Mizrahi Tefahot Bank Ltd.	20,636	106,267
Retalix Ltd.*	2,522	15,024
		755,780
Korea — 13.7%
Cheil Industries, Inc.*	1,340	42,768
CJ Corp.*	452	14,354
Daegu Bank*	5,580	29,682
Daelim Industrial Co., Ltd.*	919	32,468
Daewoo Motor Sales Corp.*	1,240	6,655
Daewoo Securities Co. Ltd.	5,730	58,230
Daishin Securities Co.	1,020	11,094
Dongkuk Steel Mill Co., Ltd.*	1,440	30,754
GS Holdings Corp.*	2,000	42,714
Hana Financial Group, Inc.	7,570	117,197
Hanjin Shipping Co., Ltd.*	2,860	41,099
Hankook Tire Co., Ltd.*	4,150	50,411
Hanwha Chemical Corp.*	2,098	9,994
Honam Petrochemical Corp.*	640	26,270
Hynix Semiconductor, Inc.*	25,291	134,532
Hyosung Corp.*	1,070	32,451
Hyundai Department Store Co., Ltd.*	765	38,507
Hyundai Mipo Dockyard Co., Ltd.*	514	55,091
Hyundai Mobis*	671	33,615
Hyundai Motor Co.*	9,781	306,736
Hyundai Securities Co., Ltd.	8,977	69,062
Hyundai Steel Co.*	3,290	98,213
KB Financial Group, Inc., ADR*	17,785	465,967
KCC Corp.	487	111,161
Kia Motors Corp.*	18,830	97,921
Korea Exchange Bank*	11,320	56,890
Korea Investment Holdings Co., Ltd.	1,510	28,592
Korea Zinc Co., Ltd.*	912	52,929
Korean Air Lines Co., Ltd.*	3,224	97,266
KT Freetel Co., Ltd.*	3,000	74,789
LG Chem Ltd.*	930	52,423
LG Corp.*	600	20,341
LG Dacom Corp.*	2,090	33,021
LG Electronics, Inc.*	1,144	67,938
Lotte Chilsung Beverage Co., Ltd.*	40	30,392
Lotte Confectionery Co., Ltd.*	20	20,722
Lotte Shopping Co., Ltd.*	632	105,371
LS Cable Ltd.*	680	41,192
Nong Shim Co., Ltd.*	200	38,823
Pusan Bank*	6,320	29,203
Samsung Corp.*	3,630	114,415
Samsung Electronics Co., Ltd.	500	179,032
Samsung Electronics Co., Ltd., GDR, 144A	1,000	175,000
Samsung SDI Co., Ltd.*	1,850	80,783
Shinhan Financial Group Co., Ltd., ADR*	10,303	485,889
SK Corp.*	2,008	150,654
SK Energy Co., Ltd.*	724	43,283
Ssangyong Cement Industrial Co., Ltd.*	3,330	17,661
Taihan Electric Wire Co., Ltd.*	990	13,912
Woori Investment & Securities Co., Ltd.	3,490	34,774
		4,002,241
Malaysia — 4.2%
Affin Holdings Berhad	37,000	16,254
AMMB Holdings Berhad	157,612	112,515
Bandar Raya Developments Berhad	56,300	16,597
Batu Kawan Berhad	18,800	42,925
Berjaya Land Berhad	53,800	52,245
Boustead Holdings Berhad	29,600	29,258
DRB-Hicom Berhad	44,100	9,241
EON Capital Berhad	12,900	11,931
Gamuda Bhd	50,000	27,312
HAP Seng Consolidated Berhad	52,400	30,743
Hong Leong Financial Group Berhad	26,900	30,943
IGB Corp. Berhad	98,300	39,206

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Malaysia (Continued)
IJM Corp. Berhad	59,400	$48,069
KLCC Property Holdings Berhad	72,000	58,266
Kulim (Malaysia) Berhad	24,500	32,431
MISC Berhad	67,700	164,358
Mulpha International Berhad*	89,600	10,488
Oriental Holdings Berhad	30,300	43,261
OSK Holdings Berhad	65,200	18,655
OSK Property Holdings Berhad	11,855	1,319
Pos Malaysia & Services Holdings Berhad	38,700	22,594
PPB Group Berhad	54,800	147,295
Proton Holdings Berhad	27,000	14,124
Sarawak Energy Bhd Berhad	74,900	50,222
Shell Refining Co. Berhad	8,600	20,133
TA Enterprise Berhad	92,600	16,994
YTL Corp. Berhad	82,100	167,285
		1,234,664
Mexico — 8.6%
Alfa, SAB	31,400	66,888
Cemex SAB de CV, ADR*	67,038	612,727
Coca-Cola Femsa, SAB de CV, ADR	3,000	130,530
Corporacion GEO SAB de CV, Series B*	34,571	38,944
Embotelladoras Arca SA	37,923	67,091
Empresas ICA SAB de CV, ADR*	8,900	59,630
Fomento Economico Mexicano, SAB de CV	20,700	623,691
Gruma SAB, ADR*	6,700	13,400
Grupo Aeroportuario del Pacifico SA de CV, ADR	5,600	128,912
Grupo Aeroportuario del Sureste SAB de CV	1,900	71,022
Grupo Carso SAB de CV, Series A1	31,717	83,595
Grupo Cementos de Chihuahua, SA de CV	17,800	38,303
Grupo Continental S.A.B.	26,700	44,151
Grupo Financiero Inbursa, SA de CV	155,357	364,596
Industrias CH, SA, Series B*	22,900	57,711
Organizacion Soriana SAB de CV*	53,700	110,708
		2,511,899
Philippines — 0.6%
Filinvest Land, Inc.	2,864,000	23,490
First Philippine Holdings Corp.*	45,700	14,657
Metropolitan Bank & Trust Co.	127,000	61,430
SM Investments Corp.	15,640	63,152
Universal Robina Corp.	100,000	12,198
		174,927
Poland — 2.4%
Agora SA	3,752	20,514
Asseco Poland SA	3,365	53,831
Bank Millennium SA	14,000	13,608
Bank Pekao SA	2,547	108,482
Bank Przemyslowo-Handlowy BPH*	772	9,171
Echo Investment SA*	13,010	9,440
Getin Holding SA*	4,500	7,548
Grupa Lotos SA*	4,590	18,512
KGHM Polska Miedz SA	9,750	92,531
Kredyt Bank SA	9,268	35,439
Orbis SA	4,225	46,414
Polski Koncern Naftowy Orlen SA	33,237	288,622
		704,112
South Africa — 12.0%
AECI Ltd.	6,832	37,689
African Rainbow Minerals Ltd.	7,459	89,556
ArcelorMittal South Africa Ltd.	13,819	132,211
Aveng Ltd.	26,751	88,890
AVI Ltd.	16,387	37,294
Barloworld Ltd.	16,277	73,577
Caxton & CTP Publishers & Printers Ltd.	18,814	23,810
DataTec Ltd.*	6,000	10,644
Eqstra Holdings Ltd.*	8,177	7,403
Freeworld Coatings Ltd.	9,215	6,479
Gold Fields Ltd.	50,300	499,479
Grindrod Ltd.	15,332	25,374
Harmony Gold Mining Co., Ltd., ADR*	30,300	332,391
Imperial Holdings Ltd.	14,564	93,796
Investec Ltd.	18,085	82,140
JD Group Ltd.	4,910	19,465
Liberty Holdings Ltd.	8,197	55,380
Medi-Clinic Corp. Ltd.	23,523	51,778
Metropolitan Holdings Ltd.	33,235	38,825
Mondi Ltd.	10,541	38,538
Nampak Ltd.	46,702	66,681
Nedbank Group Ltd.	18,581	191,940
Sanlam Ltd.	210,284	386,677
Sappi Ltd., ADR	33,520	131,063
Sasol, ADR	13,600	412,488
Standard Bank Group Ltd.	44,750	401,758
Steinhoff International Holdings Ltd.	92,661	125,786
Telkom South Africa Ltd., ADR	1,000	49,580
		3,510,692
Taiwan — 11.8%
AU Optronics Corp., ADR	54,427	417,999
Cathay Real Estate Development Co., Ltd.	100,000	22,092
Chang Hwa Commercial Bank	106,000	41,343
Chi Mei Optoelectronics Corp.	445,574	146,633
China Airlines*	118,432	27,499
China Development Financial Holding Corp.	656,276	144,781
China Manmade Fibers Corp.	89,000	11,661
China Motor Corp.	39,195	10,391
China Petrochemical Development Corp.*	76,320	14,465
China Synthetic Rubber Corp.	47,000	46,258
Chinatrust Financial Holding Co., Ltd.	280,912	118,980
Chunghwa Picture Tubes Ltd.	399,000	40,608
CMC Magnetics Corp.*	165,000	25,993
E.Sun Financial Holding Co., Ltd.	229,840	61,140
Elitegroup Computer System Co., Ltd.	39,610	7,254
EVA Airways Corp.*	177,000	40,450
Evergreen International Storage & Transport Corp.	67,000	36,748
Evergreen Marine Corp.	68,000	32,013
Far Eastern International Bank*	77,000	13,374
First Financial Holding Co., Ltd.	115,610	60,768
Formosa Taffeta Co., Ltd.	67,000	34,707
Fubon Financial Holding Co., Ltd.	251,000	182,793
Gigabyte Technology Co., Ltd.	27,000	9,626
Goldsun Development & Construction Co., Ltd.	47,586	13,499
Hua Nan Financial Holdings Co., Ltd.	119,340	66,910
Inventec Co., Ltd.	123,900	34,922
King Yuan Electronics Co., Ltd.	41,996	9,214
Kinpo Electronics	255,000	47,009
Lite-On Technology Corp.	76,380	49,922
Macronix International Co., Ltd.	176,803	46,601
Mega Financial Holding Co., Ltd.	762,000	265,857
Micro-Star International Co., Ltd.	72,741	34,910
Mitac International Corporation	63,439	22,713
Nanya Technology Corp.*	179,000	32,944
Pan-International Industrial Co.,	15,750	11,038
Qisda Corp.	296,000	58,626

See notes to financial statements.

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Ritek Corp.*	130,000	$17,152
Shin Kong Financial Holding Co., Ltd.	366,399	99,365
Silicon Integrated Systems Corp.*	52,000	7,479
SinoPac Financial Holdings Co., Ltd.	443,000	96,516
Sunplus Technology Co., Ltd.	20,999	8,414
Ta Chong Bank Co., Ltd.*	171,000	23,135
Taichung Commercial Bank	113,616	23,334
Tainan Spinning Co., Ltd.	56,000	11,091
Taishin Financial Holdings Co., Ltd.	260,000	45,792
Taiwan Business Bank*	120,000	25,669
Taiwan Cooperative Bank	228,505	115,582
Taiwan Glass Industrial Corp.	69,837	39,794
Tatung Co., Ltd.*	384,000	71,258
Teco Electric & Machinery Co., Ltd.	92,000	28,314
Ton Yi Industrial Corp.	59,000	17,169
United Microelectronics Corp.	1,099,513	248,930
Universal Scientific Industrial Co., Ltd.	32,115	7,731
Walsin Lihwa Corp.	149,000	28,876
Walsin Technology Corp.	55,996	11,005
Wan Hai Lines Ltd.	35,000	15,091
Waterland Financial Holdings	157,362	24,454
Winbond Electronics Corp.*	311,000	29,282
Wintek Corp.	57,000	11,151
Yageo Corp.	227,000	28,636
Yang Ming Marine Transport	68,514	21,086
Yieh Phui Enterprise	117,600	32,573
Yuen Foong Yu Paper Manufacturing Co., Ltd.	145,258	31,426
Yulon Motor Co., Ltd.	215,272	92,490
		3,454,536
Thailand — 2.5%
Bangkok Bank, PCL	109,000	216,245
Bangkok Expressway, PCL	63,900	31,785
Bank of Ayudhya, PCL	124,600	33,317
Charoen Pokphand Foods, PCL	681,600	62,320
Delta Electronics Thailand, PCL	70,600	24,765
Kasikornbank, PCL	55,000	71,161
Kiatnakin Bank, PCL	53,300	15,631
Krung Thai Bank, PCL	358,700	39,191
Precious Shipping, PCL	58,400	18,302
PTT Chemical, PCL	48,400	44,183
Regional Container Lines, PCL	53,300	9,425
Siam Commercial Bank, PCL	40,000	55,492
Thai Plastic & Chemical, PCL	75,800	26,807
Thai Union Frozen Products, PCL	68,600	38,067
Thanachart Capital, PCL	112,400	22,784
TMB Bank, PCL*	1,192,291	20,226
TPI Polene, PCL*	113,900	10,349
		740,050
Turkey — 1.5%
Aksigorta AS	14,835	27,488
Aygaz AS*	10,227	13,318
Dogan Sirketler Grubu Holding AS*	51,522	34,381
Eregli Demir ve Celik Fabrikalari TAS	32,447	86,610
Koc Holding AS*	18,739	31,808
Trakya Cam Sanayii AS*	14,924	8,896
Turk Sise ve Cam Fabrikalari AS*	41,186	29,085
Turkiye Is Bankasi	75,756	201,231
		432,817
TOTAL COMMON STOCKS (Identified Cost $51,977,547)		28,394,517

PREFERRED STOCK — 1.9%
Brazil — 1.9%
Gol Linhas Aereas Inteligentes SA	12,800	54,395
Klabin SA	30,000	42,581
Suzano Papel e Celulose SA*	13,200	68,434
Telemar Norte Leste SA, Class A	5,200	123,756
Usinas Siderurgicas de Minas Gerais SA, Class A	24,825	282,315
		571,481
TOTAL PREFERRED STOCK (Identified Cost $1,068,989)		571,481

SHORT-TERM INVESTMENTS — 0.8%
Other — 0.8%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	227,001	227,001
		227,002
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $227,002)		227,002

Total Investments — 99.9% (Identified Cost $53,273,538)#		29,193,000
Cash and Other Assets, Less liabilities — 0.1%		15,579
Net Assets — 100.0%		$29,208,579

†	See Note 1.
#

At December 31, 2008 the aggregate cost of investment securities for income tax purposes was $53,273,538. Net unrealized depreciation aggregated $24,080,538 of which $266,783 related to appreciated investment securities and $24,347,321 related to depreciated investment securities.

*	Non-income producing security.
(a)	Securities were fair valued by management. Total market value for such investments amounted to $27,912, which represents 0.10% of net assets.
Key to abbreviations:
ADR — American Depositary Receipt
GDR — Global Depository Receipt

144A — Securities exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

See notes to financial statements.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF DECEMBER 31, 2008 (UNAUDITED)

	SHARES	VALUE†
COMMON STOCKS — 98.1%
Real Estate Investment Trusts — 98.1%
Acadia Realty Trust	5,100	$72,777
Agree Realty Corp.	1,000	18,130
Alexander’s, Inc.	600	152,940
Alexandria Real Estate Equities, Inc.	4,300	259,462
AMB Property Corp.	20,691	484,583
American Campus Communities, Inc.	10,374	212,460
American Land Lease, Inc.	700	9,674
Apartment Investment & Management Co.	19,255	222,395
Ashford Hospitality Trust	21,300	24,495
Associated Estates Realty Corp.	1,400	12,782
AvalonBay Communities, Inc.	14,016	849,089
BioMed Realty Trust, Inc.	15,000	175,800
Boston Properties, Inc.	15,311	842,105
Brandywine Realty Trust	19,200	148,032
BRE Properties, Inc.	9,650	270,007
Camden Property Trust	11,600	363,544
CBL & Associates Properties, Inc.	13,000	84,500
Cedar Shopping Centers, Inc.	5,900	41,772
Colonial Properties Trust	10,325	86,007
Corporate Office Properties Trust	9,200	282,440
Cousins Properties, Inc.	10,900	150,965
DCT Industrial Trust, Inc.	37,809	191,314
Developers Diversified Realty Corp.	26,200	127,856
DiamondRock Hospitality Co.	21,224	107,606
Digital Realty Trust, Inc.	16,010	525,928
Douglas Emmett, Inc.	26,438	345,280
Duke Realty Corp.	32,011	350,841
DuPont Fabros Technology Inc.	5,419	11,217
EastGroup Properties, Inc.	3,200	113,856
Education Realty Trust, Inc.	3,700	19,314
Entertainment Properties Trust	3,700	110,260
Equity Lifestyle Properties, Inc.	3,900	149,604
Equity One, Inc.	15,300	270,810
Equity Residential	35,700	1,064,574
Essex Property Trust, Inc.	4,200	322,350
Extra Space Storage, Inc.	18,600	191,952
Federal Realty Investment Trust	12,851	797,790
FelCor Lodging Trust, Inc.	9,600	17,664
Feldman Mall Properties, Inc.*	500	55
First Industrial Realty Trust, Inc.	7,700	58,135
First Potomac Realty Trust	3,100	28,830
General Growth Properties, Inc.	44,006	56,768
Glimcher Realty Trust	5,900	16,579
HCP, Inc.	38,487	1,068,784
Health Care REIT, Inc.	22,800	962,160
Healthcare Realty Trust, Inc.	11,600	272,368
Hersha Hospitality Trust	9,700	29,100
Highwoods Properties, Inc.	13,700	374,832
Home Properties, Inc.	5,300	215,180
Hospitality Properties Trust	20,700	307,809
Host Hotels & Resorts, Inc.	112,772	853,684
HRPT Properties Trust	51,100	172,207
Inland Real Estate Corp.	14,100	183,018
Kilroy Realty Corp.	4,700	157,262
Kimco Realty Corp.	39,831	728,111
Kite Realty Group Trust	3,200	17,792
LaSalle Hotel Properties	6,000	66,300
Lexington Realty Trust	15,200	76,000
Liberty Property Trust	21,585	492,786
Mack-Cali Realty Corp.	14,300	350,350
Maguire Properties, Inc.*	8,300	12,118
Medical Properties Trust Inc.	11,900	75,089
Mid-America Apartment Communities, Inc.	4,100	152,356
Mission West Properties, Inc.	2,600	19,890
Monmouth Real Estate Investment Corp., Class A	2,521	17,647
National Retail Properties, Inc.	17,200	295,668
Nationwide Health Properties, Inc.	21,900	628,968
Omega Healthcare Investors, Inc.	19,205	306,704
One Liberty Properties, Inc.	1,000	8,800
Parkway Properties, Inc.	2,000	36,000
Pennsylvania Real Estate Investment Trust	5,200	38,740
Post Properties, Inc.	9,700	160,050
ProLogis	32,302	448,675
PS Business Parks, Inc.	3,100	138,446
Public Storage	22,053	1,753,213
Ramco-Gershenson Properties Trust	2,700	16,686
Realty Income Corp.	22,900	530,135
Regency Centers Corp.	15,400	719,180
Saul Centers, Inc.	2,800	110,600
Senior Housing Properties Trust	25,200	451,584
Simon Property Group, Inc.	28,771	1,528,603
SL Green Realty Corp.	10,100	261,590
Sovran Self Storage, Inc.	3,400	122,400
Strategic Hotels & Resorts, Inc.	11,700	19,656
Sun Communities, Inc.	2,700	37,800
Sunstone Hotel Investors, Inc.	9,300	57,567
Supertel Hospitality, Inc.	2,197	3,735
Tanger Factory Outlet Centers, Inc.	5,000	188,100
Taubman Centers, Inc.	9,923	252,640
The Macerich Co.	17,528	318,308
U-Store-It Trust	11,800	52,510
UDR, Inc.	33,800	466,102
UMH Properties, Inc.	700	4,165
Urstadt Biddle Properties	900	12,825
Urstadt Biddle Properties, Class A	2,100	33,453
Ventas, Inc.	31,539	1,058,764
Vornado Realty Trust	19,337	1,166,988
Washington Real Estate Investment Trust	11,500	325,450
Weingarten Realty Investors	20,400	422,076
Winthrop Realty Trust	2,478	26,862
		28,250,428
TOTAL COMMON STOCKS (Identified Cost $49,609,515)		28,250,428

SHORT-TERM INVESTMENTS — 1.2%
Other — 1.2%
SSgA Government Money Market Fund	1	1
SSgA Money Market Fund	352,001	352,001
		352,002
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $352,002)		352,002

Total Investments — 99.3% (Identified Cost $50,116,053)#		28,602,430
Cash and Other Assets, Less liabilities — 0.7%		214,436
Net Assets — 100.0%		$28,816,866

†	See Note 1.
#

At December 31, 2008 the aggregate cost of investment securities for income tax purposes was $50,116,053. Net unrealized depreciation aggregated $21,513,623 of which $109,170 related to appreciated investment securities and $21,622,793 related to depreciated investment securities.

*	Non-income producing security.

See notes to financial statements.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (75.2%)
Consumer Discretionary — (15.3%)
* #	ABILIT Corp.	584,700	$1,035,591
#	Aeon Fantasy Co., Ltd.	60,432	534,380
	Aichi Machine Industry Co., Ltd.	285,000	501,546
	Aigan Co., Ltd.	61,600	345,334
#	Aisan Industry Co., Ltd.	163,100	803,695
#	Akebono Brake Industry Co., Ltd.	333,500	1,928,773
#	Alpha Corp.	31,700	251,150
	Alpine Electronics, Inc.	225,500	1,810,155
#	Amiyaki Tei Co., Ltd.	239	330,520
#	Amuse, Inc.	25,000	325,175
	Anrakutei Co., Ltd.	50,000	224,600
#	AOI Advertising Promotion, Inc.	39,000	166,927
	AOKI Holdings, Inc.	148,200	1,529,831
	Aoyama Trading Co., Ltd.	95,000	1,513,403
	Asti Corp.	50,000	80,609
	Atom Corp.	129,700	432,880
#	Atsugi Co., Ltd.	701,000	993,330
	Autobacs Seven Co., Ltd.	44,200	1,023,751
#	Avex Group Holdings, Inc.	151,400	1,677,503
#	Best Denki Co., Ltd.	273,000	883,246
	Calsonic Kansei Corp.	506,000	722,935
*	Carchs Holdings Co., Ltd.	710,600	239,005
	Catena Corp.	92,000	205,881
#	Chiyoda Co., Ltd.	141,200	2,649,710
#	Chofu Seisakusho Co., Ltd.	119,100	2,939,230
*	Chori Co., Ltd.	658,000	703,879
	Chuo Spring Co., Ltd.	205,000	672,809
#	Clarion Co., Ltd.	689,000	475,708
#	Cleanup Corp.	139,900	574,782
#	Colowide Co., Ltd.	200,450	1,199,239
	Corona Corp.	98,500	991,327
	Cross Plus, Inc.	22,000	279,784
#	Cybozu, Inc.	615	119,139
	Daido Kogyo Co., Ltd.	145,000	264,878
#	Daidoh, Ltd.	125,600	963,344
	Daifuku Co., Ltd.	192,500	1,123,127
#	Daikoku Denki Co., Ltd.	49,400	770,353
	Daikyo, Inc.	368,000	321,925
	Daimaruenawin Co., Ltd.	400	2,472
	Dainichi Co., Ltd.	57,700	391,930
	Daisyo Corp.	72,300	1,068,261
*	Daito Woolen Spinning & Weaving Co., Ltd.	13,000	8,989
#	Daiwa Seiko, Inc.	433,000	625,486

1

#	Daiwabo Co., Ltd.	466,000	2,150,931
	DCM Japan Holdings Co., Ltd.	241,300	1,716,889
#	Descente, Ltd.	263,000	1,244,564
#	Doshisha Co., Ltd.	64,900	884,208
	DOUTOR NICHIRES Holdings Co., Ltd.	175,286	3,837,912
	Dynic Corp.	127,000	168,592
#	Eagle Industry Co., Ltd.	139,000	492,390
* #	Econach Co., Ltd.	177,000	75,313
#	Edion Corp.	266,500	1,322,018
	Eikoh, Inc.	41,800	137,431
#	Exedy Corp.	120,500	1,207,069
#	F&A Aqua Holdings, Inc.	60,638	584,715
	Fine Sinter Co., Ltd.	49,000	130,956
	Foster Electric Co., Ltd.	81,900	638,882
#	France Bed Holdings Co., Ltd.	804,000	1,284,554
#	Fuji Co., Ltd.	113,200	2,266,901
#	Fuji Corp., Ltd.	113,900	317,427
#	Fuji Kiko Co., Ltd.	151,000	121,910
#	Fuji Kyuko Co., Ltd.	357,000	1,699,972
	Fuji Oozx, Inc.	6,000	17,544
	Fujibo Holdings, Inc.	46,000	47,429
*	Fujii & Co., Ltd.	44,000	485
	Fujikura Rubber, Ltd.	74,000	224,726
#	Fujita Kanko, Inc.	402,100	2,127,313
	Fujitsu Business Systems, Ltd.	81,900	1,283,940
#	Fujitsu General, Ltd.	339,000	621,516
#	Funai Electric Co., Ltd.	38,900	804,113
* #	Furukawa Battery Co., Ltd.	87,000	950,330
	G-7 Holdings, Inc.	29,200	125,940
*	Gajoen Kanko Co.	37,000	—
#	Gakken Co., Ltd.	354,000	525,459
	Genki Sushi Co., Ltd.	19,200	262,916
#	GEO Co., Ltd.	1,255	1,028,518
	Goldcrest Co., Ltd.	55,870	1,399,298
* #	Goldwin, Inc.	175,000	312,057
	Gourmet Kineya Co., Ltd.	67,000	524,502
#	Gro-BeLS Co., Ltd.	177,000	37,396
*	GSI Creos Corp.	194,000	243,597
	Gunze, Ltd.	624,000	2,057,525
#	Hakuyosha Co., Ltd.	88,000	268,232
#	Happinet Corp.	36,100	587,166
	Haruyama Trading Co., Ltd.	49,900	229,969
	Haseko Corp.	1,139,500	1,214,932
#	Heiwa Corp.	46,900	470,611
	Hikari Tsushin, Inc.	36,200	688,090
	Himaraya Co., Ltd.	38,300	123,178
#	HIS Co., Ltd.	118,200	2,462,435
	Hitachi Koki Co., Ltd.	84,800	713,096
	Horipro, Inc.	47,000	519,227
	I Metal Technology Co., Ltd.	150,000	321,752
	Ichikawa Co., Ltd.	63,000	213,006
#	Ichikoh Industries, Ltd.	289,000	419,377
* #	Image Holdings Co., Ltd.	41,000	79,015
#	Imasen Electric Industrial Co., Ltd.	54,400	312,161
	Imperial Hotel, Ltd.	10,200	237,944

2

*	Impress Holdings, Inc.	1,124	150,528
	Inaba Seisakusho Co., Ltd.	60,800	674,641
	Ishizuka Glass Co., Ltd.	109,000	206,762
*	Izuhakone Railway Co., Ltd.	300	17,871
*	Izutsuya Co., Ltd.	350,000	251,379
#	Japan Vilene Co., Ltd.	224,000	1,045,470
#	Jeans Mate Corp.	38,208	219,063
	Jidosha Buhin Kogyo Co., Ltd.	82,000	133,299
#	Joban Kosan Co., Ltd.	221,000	361,788
#	Joint Corp.	100,200	168,568
#	Joshin Denki Co., Ltd.	196,000	1,685,555
	Juntendo Co., Ltd.	35,000	44,931
* #	JVC Kenwood Holdings, Inc.	2,477,300	983,815
	Kabuki-Za Co., Ltd.	39,000	1,814,179
	Kachikaihatsu Co., Ltd.	186,000	41,933
#	Kadokawa Holdings, Inc.	91,900	2,141,463
	Kanto Auto Works, Ltd.	206,800	2,370,777
	Kasai Kogyo Co., Ltd.	119,000	222,240
	Kato Sangyo Co., Ltd.	121,700	2,084,508
	Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	242,351
* #	Kawashima Selkon Textiles Co., Ltd.	335,000	286,407
#	Kayaba Industry Co., Ltd.	726,000	1,401,748
	Keihin Corp.	35,300	257,206
#	Keiyo Co., Ltd.	195,000	1,375,886
	Kentucky Fried Chicken Japan, Ltd.	78,000	1,343,137
#	Kinugawa Rubber Industrial Co., Ltd.	198,000	247,076
#	Kisoji Co., Ltd.	87,000	1,789,288
	Koekisha Co., Ltd.	13,600	282,334
	Kohnan Shoji Co., Ltd.	91,600	1,230,807
	Koito Manufacturing Co., Ltd.	146,000	902,735
#	Kojima Co., Ltd.	126,600	387,913
	Komatsu Seiren Co., Ltd.	145,000	713,530
#	Konaka Co., Ltd.	104,960	295,453
* #	Kosugi Sangyo Co., Ltd.	416,000	36,755
	Ku Holdings Co., Ltd.	68,200	159,144
	Kura Corp.	283	514,121
	Kurabo Industries, Ltd.	856,000	1,428,697
	Kuraudia Co., Ltd.	4,800	53,793
	Kuroganeya Co., Ltd.	14,000	48,327
#	K’s Holdings Corp.	130,772	2,206,371
#	Kyoritsu Maintenance Co., Ltd.	49,660	829,828
	Kyoto Kimono Yuzen Co., Ltd.	557	364,984
	Kyowa Leather Cloth Co., Ltd.	73,500	424,387
* #	Laox Co., Ltd.	1,425,000	380,352
#	Look, Inc.	902,000	757,840
#	Maezawa Kyuso Industries Co., Ltd.	50,400	814,823
*	Magara Construction Co., Ltd.	135,000	1,489
* #	Mamiya-Op Co., Ltd.	285,000	105,696
	Marche Corp.	23,000	170,683
#	Mars Engineering Corp.	69,100	2,334,225
#	Maruei Department Store Co., Ltd.	142,000	319,546
*	Maruishi Holdings Co., Ltd.	214,000	2,361
	Maruzen Co., Ltd.	46,000	181,414
#	Matsuya Co., Ltd.	162,500	3,636,617
	Matsuya Foods Co., Ltd.	64,900	931,495

3

	Meiwa Industry Co., Ltd.	38,000	59,262
#	Mikuni Corp.	114,000	148,916
*	Misawa Homes Co., Inc.	49,400	140,326
#	Misawa Resort Co., Ltd.	190,000	455,947
	Mitsuba Corp.	152,690	553,803
	Mitsui Home Co., Ltd.	223,000	1,114,925
	Miyuki Keori Co., Ltd.	106,000	235,446
#	Mizuno Corp.	450,000	2,164,237
#	MOS Food Services, Inc.	110,000	1,625,964
	MR Max Corp.	123,800	698,279
	Mutow Co., Ltd.	77,300	471,479
* #	Naigai Co., Ltd.	2,944,000	1,626,593
	Nexyz Corp.	3,700	69,939
	NHK Spring Co., Ltd.	261,000	964,191
#	Nice Holdings, Inc.	399,000	692,022
*	Nichimo Corp.	667,000	45,523
	Nidec Copal Corp.	183,700	1,281,796
#	Nidec Tosok Corp.	61,000	427,997
	Nihon Tokushu Toryo Co., Ltd.	56,000	238,127
	Nikko Travel Co., Ltd.	12,200	26,988
#	Nippon Felt Co., Ltd.	67,200	312,019
#	Nippon Piston Ring Co., Ltd.	293,000	292,702
	Nippon Seiki Co., Ltd.	148,400	876,659
#	Nishimatsuya Chain Co., Ltd.	222,800	2,037,831
#	Nissan Shatai Co., Ltd.	510,300	3,106,766
#	Nissen Holdings Co., Ltd.	207,400	1,127,182
	Nisshinbo Industries, Inc.	146,000	1,112,975
	Nissin Kogyo Co., Ltd.	54,600	406,031
	Nittan Valve Co., Ltd.	82,800	209,990
	Nitto Kako Co., Ltd.	98,000	54,511
	NOK Corp.	185,400	1,305,482
	Noritsu Koki Co., Ltd.	99,200	722,412
#	Omikenshi Co., Ltd.	176,000	82,585
*	Orient Watch Co., Ltd.	12,000	5,427
	Pacific Industrial Co., Ltd.	183,000	509,867
#	PanaHome Corp.	474,200	2,802,907
	Parco Co., Ltd.	270,800	2,481,158
#	Paris Miki, Inc.	173,100	1,602,201
*	PIA Corp.	28,800	301,475
	Piolax, Inc.	44,500	601,646
	Press Kogyo Co., Ltd.	375,000	514,680
#	Resorttrust, Inc.	169,908	1,905,023
#	Rhythm Watch Co., Ltd.	443,000	412,326
#	Right On Co., Ltd.	95,425	1,552,121
#	Riken Corp.	359,000	857,685
#	Ringer Hut Co., Ltd.	74,800	985,401
	Roland Corp.	88,300	1,186,162
#	Royal Co., Ltd.	138,200	1,442,430
	Sagami Chain Co., Ltd.	77,000	810,756
* #	Sagami Co., Ltd.	495,000	871,239
	Sagami Rubber Industries Co., Ltd.	15,000	34,953
#	Saint Marc Holdings Co., Ltd.	37,300	1,123,291
#	Saizeriya Co., Ltd.	172,200	2,420,040
#	Sakai Ovex Co., Ltd.	205,000	200,179
	Sanden Corp.	487,000	1,104,467

4

#	Sanoh Industrial Co., Ltd.	114,900	459,701
#	Sanrio Co., Ltd.	270,400	2,585,781
	Sanyo Housing Nagoya Co., Ltd.	354	329,046
#	Sanyo Shokai, Ltd.	462,000	1,829,414
#	Seiko Holdings Corp.	391,407	883,589
#	Seiren Co., Ltd.	215,100	983,031
#	Senshukai Co., Ltd.	159,600	1,252,133
* #	Seven Seas Holdings Co., Ltd.	891,000	361,533
#	Shikibo, Ltd.	497,000	716,531
	Shimachu Co., Ltd.	43,800	985,290
	Shinyei Kaisha	96,000	149,494
#	Shiroki Co., Ltd.	302,000	674,788
#	Shobunsha Publications, Inc.	358,300	1,780,579
#	Shochiku Co., Ltd.	427,400	2,995,381
	Showa Corp.	247,300	874,240
*	Silver Ox, Inc.	179,000	100,853
* #	Silver Seiko, Ltd.	1,091,000	72,034
	SNT Corp.	93,800	379,372
	Sofmap Co., Ltd.	43,100	83,159
	Soft99 Corp.	71,500	391,597
	Sotoh Co., Ltd.	49,700	594,019
	SPK Corp.	16,800	226,582
#	Suminoe Textile Co., Ltd.	260,000	376,104
	Sumitomo Forestry Co., Ltd.	371,266	3,008,022
* #	Suzutan Co., Ltd.	26,200	68,011
* #	SxL Corp.	493,000	216,454
	Tachikawa Corp.	50,800	237,542
	Tachi-S Co., Ltd.	119,440	645,122
#	Takamatsu Construction Group	126,800	2,083,440
#	Taka-Q Co., Ltd.	73,500	103,205
* #	TAKE AND GIVE. NEEDS Co., Ltd.	2,157	87,936
#	Tasaki Shinju Co., Ltd.	892,000	785,079
	Taya Co., Ltd.	5,000	38,047
	TBK Co., Ltd.	90,000	148,419
	TDF Corp.	27,000	26,782
#	Tecmo, Ltd.	77,700	706,430
#	Teikoku Piston Ring Co., Ltd.	108,100	447,292
	Teikoku Sen-I Co., Ltd.	78,000	320,481
	Telepark Corp.	146	200,257
* #	Ten Allied Co., Ltd.	50,000	168,938
* #	The Daiei, Inc.	223,900	1,437,681
#	The Japan General Estate Co., Ltd.	118,700	187,021
#	The Japan Wool Textile Co., Ltd.	308,000	2,124,487
	Tigers Polymer Corp.	59,000	226,194
	Toabo Corp.	353,000	238,455
	Toei Co., Ltd.	427,000	1,945,451
* #	Tohoku Misawa Homes Co., Ltd.	37,500	52,997
* #	Tokai Kanko Co., Ltd.	505,999	134,856
#	Tokai Rika Co., Ltd.	85,400	747,711
	Tokai Rubber Industries, Ltd.	106,300	876,694
	Tokai Senko K.K.	462,000	382,875
	Tokyo Dome Corp.	638,200	2,400,303
	Tokyo Kaikan Co., Ltd.	12,000	40,302
	Tokyo Soir Co., Ltd.	49,000	126,176
#	Tokyo Style Co., Ltd.	336,700	2,443,262

5

#	Tokyotokeiba Co., Ltd.	880,000	1,318,920
	Tokyu Recreation Co., Ltd.	77,000	428,217
#	Tomy Co., Ltd.	313,193	2,052,519
* #	Tonichi Carlife Group, Inc.	318,000	176,579
	Topre Corp.	180,100	1,327,648
	Totenko Co., Ltd.	57,000	91,908
#	Touei Housing Corp.	128,540	269,011
	Towa Real Estate Development Co., Ltd.	284,500	190,154
#	Toyo Radiator Co., Ltd.	253,000	432,723
#	Toyo Tire & Rubber Co., Ltd.	711,000	1,299,226
#	Toyobo Co., Ltd.	1,002,000	1,525,816
	Tsukamoto Co., Ltd.	67,000	47,168
#	Tsutsumi Jewelry Co., Ltd.	67,500	1,433,824
#	Unitika, Ltd.	1,629,000	1,211,031
#	U-Shin, Ltd.	94,500	298,863
	Watabe Wedding Corp.	29,500	457,847
#	Watami Food Service Co., Ltd.	134,000	3,456,964
	Wondertable, Ltd.	97,000	97,231
#	Xebio Co., Ltd.	52,800	1,029,755
	Yamato International, Inc.	43,000	208,311
	Yellow Hat, Ltd.	73,700	261,864
	Yokohama Reito Co., Ltd.	175,000	1,218,405
#	Yomiuri Land Co., Ltd.	258,000	796,181
	Yonex Co., Ltd.	40,000	267,256
#	Yorozu Corp.	73,500	602,949
	Yoshimoto Kogyo Co., Ltd.	116,800	1,556,647
#	Yoshinoya Holdings Co., Ltd.	2,168	2,591,273
#	Zenrin Co., Ltd.	127,400	1,558,571
#	Zensho Co., Ltd.	362,900	2,136,185
Total Consumer Discretionary			235,019,168

Consumer Staples — (8.8%)
#	Aderans Holdings Co., Ltd.	142,450	1,497,926
*	Aeon Hokkaido Corp.	428,200	1,588,467
	Ahjikan Co., Ltd.	10,500	70,056
#	Ariake Japan Co., Ltd.	113,700	2,143,032
	Cawachi, Ltd.	81,200	1,843,078
	CFS Corp.	122,000	838,008
#	Chubu Shiryo Co., Ltd.	89,000	701,257
	Chuo Gyorui Co., Ltd.	93,000	195,002
	Coca-Cola Central Japan Co., Ltd.	286	2,047,590
*	cocokara fine HOLDINGS, Inc.	36,060	577,232
	CVS Bay Area, Inc.	55,000	81,179
#	DyDo Drinco, Inc.	55,700	1,760,783
	Echo Trading Co., Ltd.	11,000	81,102
	Ensuiko Sugar Refining Co., Ltd.	103,000	176,700
#	Fancl Corp.	218,500	2,909,881
* #	First Baking Co., Ltd.	183,000	185,890
	Fuji Oil Co., Ltd.	296,500	4,200,317
	Fujicco Co., Ltd.	118,600	1,546,489
* #	Fujiya Co., Ltd.	549,000	736,933
	Hagoromo Foods Corp.	40,000	402,595
	Harashin Narus Holdings Co., Ltd.	61,500	694,965
* #	Hayashikane Sangyo Co., Ltd.	336,000	299,160
#	Heiwado Co., Ltd.	198,600	3,209,064

6

* #	Hohsui Corp.	120,000	111,840
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	466,919
#	Hokuto Corp.	110,300	3,131,086
	Inageya Co., Ltd.	175,000	1,712,154
	Itochu-Shokuhin Co., Ltd.	41,600	1,607,466
	Itoham Foods, Inc.	693,800	2,519,840
	Izumiya Co., Ltd.	292,000	1,906,865
#	J-Oil Mills, Inc.	533,000	2,209,264
	Kameda Seika Co., Ltd.	70,000	1,002,889
	Kasumi Co., Ltd.	211,000	1,167,919
#	Key Coffee, Inc.	76,600	1,343,448
#	Kirindo Co., Ltd.	32,800	181,214
#	Kyodo Shiryo Co., Ltd.	353,000	461,419
	Kyokuyo Co., Ltd.	370,000	865,633
#	Life Corp.	183,900	3,710,298
	Mandom Corp.	82,200	2,344,427
	Marudai Food Co., Ltd.	443,000	1,251,393
#	Maruha Nichiro Holdings, Inc.	1,651,069	2,797,924
*	Maruya Co., Ltd.	14,000	17,539
#	Matsumotokiyoshi Holdings Co., Ltd.	36,500	757,577
*	Maxvalu Tohok Co., Ltd.	18,200	135,993
	Maxvalu Tokai Co., Ltd.	59,400	1,019,663
#	Meito Sangyo Co., Ltd.	77,800	1,553,297
	Mercian Corp.	413,000	820,467
	Mikuni Coca-Cola Bottling Co., Ltd.	184,000	1,778,641
#	Milbon Co., Ltd.	42,840	1,202,084
	Ministop Co., Ltd.	84,900	1,766,844
	Mitsui Sugar Co., Ltd.	465,850	1,783,576
	Miyoshi Oil & Fat Co., Ltd.	261,000	382,370
#	Morinaga & Co., Ltd.	909,000	2,007,921
#	Morinaga Milk Industry Co., Ltd.	852,000	3,314,662
	Morishita Jinton Co., Ltd.	47,800	104,359
	Morozoff, Ltd.	108,000	375,486
#	Nagatanien Co., Ltd.	118,000	1,100,189
	Nakamuraya Co., Ltd.	203,000	1,148,806
#	Nichimo Co., Ltd.	112,000	160,754
#	Nihon Chouzai Co., Ltd.	22,380	314,508
	Niitaka Co., Ltd.	7,260	55,031
	Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,384,160
	Nippon Flour Mills Co., Ltd.	604,000	3,323,546
	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	370,442
#	Nippon Suisan Kaisha, Ltd.	514,500	1,332,285
	Nissin Sugar Manufacturing Co., Ltd.	149,000	354,296
	Nitto Flour Milling Co., Ltd.	64,000	202,916
	Oenon Holdings, Inc.	247,000	812,841
	Oie Sangyo Co., Ltd.	20,900	197,959
	Okuwa Co., Ltd.	146,000	2,214,887
	Olympic Corp.	65,000	485,505
	Oriental Yeast Co., Ltd.	101,000	535,297
	Pietro Co., Ltd.	10,300	89,498
#	Pigeon Corp.	67,800	2,026,525
	Poplar Co., Ltd.	25,760	178,415
* #	Prima Meat Packers, Ltd.	705,000	1,394,293
	Riken Vitamin Co., Ltd.	79,300	2,294,708
	Rock Field Co., Ltd.	47,800	629,606

7

#	Ryoshoku, Ltd.	145,000	3,641,847
	S Foods, Inc.	104,000	926,264
#	Sakata Seed Corp.	171,000	2,523,170
	Shikoku Coca-Cola Bottling Co., Ltd.	79,800	762,125
	Shoei Foods Corp.	44,000	198,937
	Showa Sangyo Co., Ltd.	581,000	1,962,193
#	Snow Brand Milk Products Co., Ltd.	900,000	3,426,209
#	Sogo Medical Co., Ltd.	23,000	799,189
	Sonton Food Industry Co., Ltd.	43,000	258,203
#	Sotetsu Rosen Co., Ltd.	70,000	367,809
	Starzen Corp.	279,000	729,293
#	T. Hasegawa Co., Ltd.	133,400	1,784,745
	Takara Holdings, Inc.	26,000	154,901
* #	The Maruetsu, Inc.	417,000	2,604,259
#	The Nisshin Oillio Group, Ltd.	585,000	3,406,048
	Three F Co., Ltd.	17,700	123,197
#	Tobu Store Co., Ltd.	215,000	818,187
	Toho Co., Ltd.	158,000	575,580
	Tohto Suisan Co., Ltd.	120,000	157,486
	Torigoe Co., Ltd.	84,500	718,935
* #	Toyo Sugar Refining Co., Ltd.	157,000	177,964
	Tsukiji Uoichiba Co., Ltd.	57,000	76,786
	Tsuruha Holdings, Inc.	45,200	1,752,436
	Unicafe, Inc.	14,260	181,667
	Unicharm Petcare Corp.	88,900	3,306,381
	Unimat Offisco Corp.	85,100	755,616
#	Valor Co., Ltd.	173,600	1,918,293
	Warabeya Nichiyo Co., Ltd.	51,360	932,227
	Yaizu Suisankagaku Industry Co., Ltd.	41,000	475,983
	Yaoko Co., Ltd.	64,700	2,206,604
#	Yomeishu Seizo Co., Ltd.	100,000	944,199
	Yonekyu Corp.	98,000	1,149,167
	Yuasa Funashoku Co., Ltd.	112,000	216,472
#	Yukiguni Maitake Co., Ltd.	86,880	330,008
	Yutaka Foods Corp.	6,000	84,096
Total Consumer Staples			134,652,126

Energy — (1.1%)
#	AOC Holdings, Inc.	139,600	780,550
#	BP Castrol K.K.	69,800	185,971
* #	Fuji Kosan Co., Ltd.	264,000	226,628
	Itochu Enex Co., Ltd.	321,400	2,273,672
	Japan Oil Transportation Co., Ltd.	79,000	162,120
#	Kanto Natural Gas Development Co., Ltd.	175,000	1,106,538
#	Kyoei Tanker Co., Ltd.	115,000	330,897
#	Mitsuuroko Co., Ltd.	219,300	1,488,660
#	Modec, Inc.	102,500	2,007,571
#	Nippon Gas Co., Ltd.	148,900	2,296,289
	Nippon Seiro Co., Ltd.	64,000	114,472
#	Sala Corp.	129,500	796,134
	San-Ai Oil Co., Ltd.	259,000	1,152,019
	Shinko Plantech Co., Ltd.	154,800	1,317,325
	Sinanen Co., Ltd.	259,000	1,195,396
#	Toa Oil Co., Ltd.	360,000	376,172
	Toyo Kanetsu K.K.	466,000	927,609
Total Energy			16,738,023

8

Financials — (7.8%)
#	Arealink Co., Ltd.	3,000	81,663
#	Azel Corp.	1,237,000	111,817
#	Bank of the Ryukyus, Ltd.	121,780	1,201,308
#	Central Finance Co., Ltd.	341,000	609,157
	Century Leasing System, Inc.	165,400	1,477,690
#	Chuo Corp.	81,000	31,995
	Daiko Clearing Services Corp.	49,700	401,256
	Fukushima Bank, Ltd.	836,000	477,303
	Fuyo General Lease Co., Ltd.	104,100	2,036,889
	Heiwa Real Estate Co., Ltd.	171,000	445,924
	Higashi-Nippon Bank, Ltd.	626,000	2,180,522
#	Ichiyoshi Securities Co., Ltd.	160,600	1,291,143
*	Kakuei (L.) Corp.	100,000	1,103
*	Kenedix, Inc.	442	126,841
*	Kirayaka Bank, Ltd.	98,000	100,541
	Kiyo Holdings, Inc.	2,135,900	3,268,775
#	Kobayashi Yoko Co., Ltd.	268,200	1,047,236
#	Kosei Securities Co., Ltd.	295,000	248,593
#	Marusan Securities Co., Ltd.	256,000	1,302,359
#	Mito Securities Co., Ltd.	271,000	834,670
#	Mizuho Investors Securities Co., Ltd.	781,000	635,299
#	Monex Group, Inc.	2,123	690,424
	Musashino Bank, Ltd.	68,600	2,681,663
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,313
* #	NIS Group Co., Ltd.	2,341,425	1,114,716
#	Nisshin Fudosan Co., Ltd.	218,100	489,838
#	Okasan Securities Group, Inc.	547,000	2,403,130
* #	OMC Card, Inc.	212,500	415,873
	Ricoh Leasing Co., Ltd.	91,100	1,654,666
	RISA Partners, Inc.	375	180,118
	Sankei Building Co., Ltd.	190,800	1,053,798
#	Shikoku Bank, Ltd.	742,000	4,017,277
	Shimizu Bank, Ltd.	32,100	1,507,714
#	Sumitomo Real Estate Sales Co., Ltd.	33,200	1,012,005
	Takagi Securities Co., Ltd.	208,000	199,295
	The Aichi Bank, Ltd.	34,100	2,597,154
	The Akita Bank, Ltd.	666,400	2,872,324
#	The Aomori Bank, Ltd.	611,000	2,755,433
#	The Bank of Ikeda, Ltd.	70,300	3,431,291
#	The Bank of Iwate, Ltd.	63,300	3,933,021
	The Bank of Nagoya, Ltd.	228,297	1,266,356
	The Bank of Okinawa, Ltd.	74,500	3,038,149
	The Bank of Saga, Ltd.	584,000	2,172,230
* #	The Chiba Kogyo Bank, Ltd.	169,600	2,431,553
	The Chukyo Bank, Ltd.	732,000	2,813,032
	The Daisan Bank, Ltd.	621,000	2,174,776
	The Daito Bank, Ltd.	498,000	357,774
	The Ehime Bank, Ltd.	593,000	2,059,865
	The Eighteenth Bank, Ltd.	614,000	2,297,150
	The Fuji Fire & Marine Insurance Co., Ltd.	526,000	789,723
#	The Fukui Bank, Ltd.	841,000	3,134,795

9

	The Hokkoku Bank, Ltd.	705,000	2,471,078
#	The Hokuetsu Bank, Ltd.	875,000	1,983,421
	The Kagawa Bank, Ltd.	269,350	1,454,485
	The Kanto Tsukuba Bank, Ltd.	188,800	653,422
	The Kita-Nippon Bank, Ltd.	29,706	897,792
	The Michinoku Bank, Ltd.	524,000	1,250,717
	The Minato Bank, Ltd.	1,360,000	2,113,693
	The Miyazaki Bank, Ltd.	494,000	1,878,518
	The Nagano Bank, Ltd.	314,000	843,993
	The Oita Bank, Ltd.	491,900	3,348,239
	The San-in Godo Bank, Ltd.	155,000	1,256,906
#	TOC Co., Ltd.	422,050	2,176,081
	Tochigi Bank, Ltd.	386,000	2,359,998
	Toho Bank, Ltd.	759,200	3,345,902
	Toho Real Estate Co., Ltd.	189,800	1,323,098
	Tohoku Bank, Ltd.	390,000	709,785
	Tokai Tokyo Securities Co., Ltd.	898,000	2,484,298
#	Tokushima Bank, Ltd.	267,200	1,404,229
	Tokyo Rakutenchi Co., Ltd.	222,000	967,037
#	Tokyo Theatres Co., Inc.	299,000	663,714
	Tokyo Tomin Bank, Ltd.	110,100	1,781,813
	Tokyu Community Corp.	48,200	1,002,369
#	Tokyu Livable, Inc.	102,300	497,195
	Tomato Bank, Ltd.	397,000	1,032,981
#	Tottori Bank, Ltd.	328,000	1,023,425
* #	Towa Bank, Ltd.	876,000	689,982
	Toyo Securities Co., Ltd.	307,000	614,694
#	Yamagata Bank, Ltd.	584,500	3,992,502
	Yamanashi Chuo Bank, Ltd.	242,000	1,425,019
#	Yuraku Real Estate Co., Ltd.	588,000	760,005
Total Financials			119,864,931

Health Care — (3.2%)
	Aloka Co., Ltd.	89,000	796,664
	As One Corp.	69,568	1,335,441
	ASKA Pharmaceutical Co., Ltd.	101,000	943,990
	Create Medic Co., Ltd.	28,000	251,950
	Eiken Chemical Co., Ltd.	78,900	609,041
	FALCO biosystems, Ltd.	34,300	298,738
#	Fuso Pharmaceutical Industries, Ltd.	322,000	1,042,092
#	Green Hospital Supply, Inc.	940	418,990
	Hitachi Medical Corp.	135,000	1,382,814
#	Hogy Medical Co., Ltd.	54,500	3,732,670
	Iwaki & Co., Ltd.	55,000	116,648
	Japan Medical Dynamic Marketing, Inc.	44,900	114,381
#	Jeol, Ltd.	268,000	829,492
	JMS Co., Ltd.	126,000	553,493
	Kaken Pharmaceutical Co., Ltd.	387,000	4,261,171
	Kawamoto Corp.	4,000	19,470
	Kawanishi Holdings, Ltd.	7,400	74,965
	Kawasumi Laboratories, Inc.	45,000	209,847
#	Kyorin Co., Ltd.	198,000	2,826,493
	Miraca Holdings, Inc.	52,600	1,139,579
#	Nichii Gakkan Co.	121,200	1,763,674
	Nihon Kohden Corp.	151,200	3,585,483

10

#	Nikkiso Co., Ltd.	237,000	1,352,376
#	Nippon Chemiphar Co., Ltd.	131,000	410,813
	Nippon Shinyaku Co., Ltd.	237,000	2,829,459
#	Nipro Corp.	201,100	3,538,167
	Nissui Pharmaceutical Co., Ltd.	66,100	544,658
#	Paramount Bed Co., Ltd.	98,800	1,343,847
	Rion Co., Ltd.	5,000	27,352
	Seikagaku Corp.	198,500	2,161,082
#	SSP Co., Ltd.	396,000	2,633,172
#	Topcon Corp.	121,700	531,140
	Torii Pharmaceutical Co., Ltd.	92,800	1,469,116
#	Towa Pharmaceutical Co., Ltd.	56,300	2,500,240
	Vital-Net, Inc.	142,400	1,125,952
#	Wakamoto Pharmaceutical Co., Ltd.	100,000	399,087
#	Zeria Pharmaceutical Co., Ltd.	153,000	1,752,465
Total Health Care			48,926,012

Industrials — (21.0%)
#	A&A Material Corp.	235,000	187,453
#	Advan Co., Ltd.	99,400	403,712
* #	Advanex, Inc.	121,000	120,607
	Aeon Delight Co., Ltd.	120,000	3,480,195
	Aica Kogyo Co., Ltd.	236,500	2,641,823
#	Aichi Corp.	209,200	816,557
	Aida Engineering, Ltd.	265,700	973,545
	Airport Facilities Co., Ltd.	177,770	1,114,324
	Airtech Japan, Ltd.	26,700	108,410
	Alps Logistics Co., Ltd.	52,500	575,227
	Altech Co., Ltd.	23,000	45,046
#	Altech Corp.	37,150	326,649
#	Amano Corp.	269,000	2,105,081
	Ando Corp.	257,000	419,472
#	Anest Iwata Corp.	149,000	506,313
*	AOMI Construction Co., Ltd.	211,000	61,799
	Asahi Diamond Industrial Co., Ltd.	245,000	1,370,332
	Asahi Kogyosha Co., Ltd.	99,000	352,053
#	Asahi Pretec Corp.	120,450	1,409,605
* #	Asanuma Corp.	1,424,000	912,640
	Asia Air Survey Co., Ltd.	32,000	83,662
	Asunaro Aoki Construction Co., Ltd.	166,500	813,692
	Ataka Construction & Engineering Co., Ltd.	60,000	134,132
	Bando Chemical Industries, Ltd.	340,000	819,938
*	Banners Co., Ltd.	482,000	37,353
#	Bidec Servo Corp.	78,000	267,822
	Biken Techno Corp.	14,100	59,900
	Bunka Shutter Co., Ltd.	239,000	1,035,047
	Central Glass Co., Ltd.	601,000	2,430,925
	Central Security Patrols Co., Ltd.	44,700	444,860
	Chudenko Corp.	192,700	3,280,511
#	Chugai Ro Co., Ltd.	327,000	1,041,280
	Chuo Denki Kogyo Co., Ltd.	90,000	598,355
#	CKD Corp.	229,700	885,391
	Commuture Corp.	154,202	965,895
	Comsys Holdings Corp.	142,000	1,330,285
#	Cosel Co., Ltd.	130,700	1,051,857

11

	CTI Engineering Co., Ltd.	44,000	341,066
	Dai-Dan Co., Ltd.	156,000	847,857
#	Daido Metal Co., Ltd.	144,000	388,441
#	Daihen Corp.	459,000	1,790,406
	Daiho Corp.	1,355,000	746,545
#	Daiichi Jitsugyo Co., Ltd.	194,000	572,932
#	Daimei Telecom Engineering Corp.	140,000	1,307,349
#	Daiseki Co., Ltd.	147,263	2,786,610
*	Daisue Construction Co., Ltd.	316,500	103,306
	Daiwa Industries, Ltd.	169,000	581,692
	Daiwa Odakyu Construction Co., Ltd.	63,500	135,135
#	Danto Holdings Corp.	570,000	541,786
	Denyo Co., Ltd.	90,600	650,098
	DMW Corp.	4,800	67,923
*	Dream Incubator, Inc.	168	120,684
#	Ebara Corp.	825,000	1,919,637
* #	Enshu, Ltd.	215,000	150,150
#	Freesia Macross Corp.	1,355,000	182,853
	Fuji Electric Holdings Co., Ltd.	931,000	1,402,683
*	Fujisash Co., Ltd.	106,300	44,179
	Fujitec Co., Ltd.	304,000	1,098,631
	Fukuda Corp.	700,000	1,240,302
	Fukusima Industries Corp.	29,700	252,490
#	Fukuyama Transporting Co., Ltd.	807,400	4,011,414
	Funai Consulting, Co., Ltd.	99,300	528,652
	Furukawa Co., Ltd.	1,390,000	1,435,323
	Furusato Industries, Ltd.	50,600	541,735
	Futaba Corp.	159,500	2,031,085
#	Gecoss Corp.	113,600	625,364
#	Hamai Co., Ltd.	97,000	83,592
	Hanwa Co., Ltd.	726,000	2,311,142
	Hazama Corp.	285,800	257,901
#	Hibiya Engineering, Ltd.	130,000	1,138,328
	Hino Motors, Ltd.	433,000	892,497
	Hitachi Cable, Ltd.	390,000	875,616
	Hitachi Metals Techno, Ltd.	57,500	255,786
* #	Hitachi Plant Technologies, Ltd.	628,570	2,360,791
	Hitachi Tool Engineering, Ltd.	94,000	699,152
* #	Hitachi Zosen Corp.	1,506,500	1,377,725
	Hokuetsu Industries Co., Ltd.	96,000	154,330
	Hokuriku Electrical Construction Co., Ltd.	56,000	212,468
#	Hosokawa Micron Corp.	144,000	563,719
#	Howa Machinery, Ltd.	379,000	271,906
#	IBJ Leasing Co., Ltd.	113,300	2,054,009
	Ichiken Co., Ltd.	105,000	114,840
	Ichinen Holdings Co., Ltd.	71,100	414,229
#	Idec Corp.	131,900	1,355,777
#	Iino Kaiun Kaisha, Ltd.	337,400	2,189,354
	i-Logistics Corp.	91,000	149,570
	Inaba Denki Sangyo Co., Ltd.	86,000	2,332,508
	Inabata and Co., Ltd.	219,900	692,541
*	Inoue Kogyo Co., Ltd.	425,000	4,688
#	Inui Steamship Co., Ltd.	80,800	614,211
* #	Iseki & Co., Ltd.	759,000	2,364,437
* #	Ishikawa Seisakusho, Ltd.	154,000	113,914

12

*	Ishikawajima Construction Materials Co., Ltd.	216,000	127,368
	Ishikawajima Transport Machinery Co., Ltd.	73,000	272,137
	Itoki Corp.	174,200	551,680
#	IWATANI Corp.	847,000	2,124,234
* #	J Bridge Corp.	1,727,700	307,124
#	Jalux, Inc.	43,300	678,460
	Jamco Corp.	82,000	285,169
* #	Japan Bridge Corp.	44,350	132,181
#	Japan Cash Machine Co., Ltd.	99,415	931,268
	Japan Foundation Engineering Co., Ltd.	95,600	217,516
	Japan Kenzai Co., Ltd.	93,440	608,249
#	Japan Pulp & Paper Co., Ltd.	501,000	1,642,044
	Japan Steel Tower Co., Ltd.	44,000	160,176
#	Japan Transcity Corp.	231,000	1,020,430
	JFE Shoji Holdings, Inc.	190,000	587,651
	K.R.S. Corp.	38,200	388,080
#	Kamagai Gumi Co., Ltd.	583,800	296,398
	Kamei Corp.	118,000	637,814
	Kanaden Corp.	118,000	675,139
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	1,163,257
	Kanamoto Co., Ltd.	114,000	413,512
*	Kanematsu Corp.	1,442,625	1,441,563
* #	Kanematsu-NNK Corp.	125,000	93,214
#	Katakura Industries Co., Ltd.	115,900	1,386,338
#	Kato Works Co., Ltd.	197,000	489,228
* #	Kawada Industries, Inc.	1,132,000	1,471,219
	Kawagishi Bridge Works Co., Ltd.	38,000	96,345
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	346,292
#	Kimura Chemical Plants Co., Ltd.	59,400	506,499
#	Kinki Sharyo Co., Ltd.	207,000	1,069,497
	Kintetsu World Express, Inc.	109,600	2,157,758
#	Kitagawa Iron Works Co., Ltd.	335,000	418,846
#	Kitano Construction Corp.	252,000	597,540
	Kitazawa Sangyo Co., Ltd.	57,000	105,676
#	Kitz Corp.	409,000	1,270,584
	Koike Sanso Kogyo Co., Ltd.	152,000	419,228
	Koito Industries, Ltd.	102,000	293,911
#	Kokuyo Co., Ltd.	122,925	894,596
#	Komai Tekko, Inc.	109,000	218,358
	Komatsu Wall Industry Co., Ltd.	32,900	412,469
	Komori Corp.	98,000	1,076,997
	Kondotec, Inc.	40,500	238,125
#	Kosaido Co., Ltd.	388,400	1,148,164
#	Kuroda Electric Co., Ltd.	109,900	1,034,092
	Kyodo Printing Co., Ltd.	303,000	755,476
	Kyoei Sangyo Co., Ltd.	97,000	267,977
	Kyokuto Boeki Kaisha, Ltd.	82,000	151,886
	Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	533,300
	Kyosan Electric Manufacturing Co., Ltd.	213,000	811,776
	Kyowa Exeo Corp.	345,000	3,709,591
	Kyudenko Corp.	266,000	2,176,564
*	Link Consulting Associates - Japan Corp.	14,600	6,105
* #	Lonseal Corp.	127,000	198,049
#	Maeda Corp.	624,000	2,533,724
	Maeda Road Construction Co., Ltd.	319,000	3,194,627

13

#	Maezawa Industries, Inc.	59,300	124,910
#	Maezawa Kaisei Industries Co., Ltd.	53,300	538,030
#	Makino Milling Machine Co., Ltd.	322,000	877,338
	Marubeni Construction Material Lease Co., Ltd.	78,000	89,359
	Maruka Machinery Co., Ltd.	28,100	177,198
	Maruwn Corp.	66,000	213,303
#	Maruyama Manufacturing Co., Inc.	150,000	298,564
	Maruzen Showa Unyu Co., Ltd.	327,000	1,070,042
#	Matsuda Sangyo Co., Ltd.	80,282	796,632
	Matsui Construction Co., Ltd.	98,600	373,890
* #	Matsuo Bridge Co., Ltd.	957,000	1,053,175
#	Max Co., Ltd.	184,000	2,202,332
#	Meidensha Corp.	764,050	2,441,447
*	Meiji Machine Co., Ltd.	213,000	104,852
#	Meiji Shipping Co., Ltd.	106,100	502,331
#	Meisei Industrial Co., Ltd.	29,000	68,933
#	Meitec Corp.	132,000	2,281,032
	Meito Transportation Co., Ltd.	22,000	201,741
*	Meiwa Trading Co., Ltd.	140,000	220,040
	Minebea Co., Ltd.	3,000	10,382
	Mitani Corp.	52,600	251,761
#	Mitsubishi Cable Industries, Ltd.	717,000	651,694
#	Mitsubishi Kakoki Kaisha, Ltd.	248,000	677,674
#	Mitsubishi Pencil Co., Ltd.	118,300	1,436,970
#	Mitsuboshi Belting, Ltd.	274,000	1,462,700
#	Mitsui Matsushima Co., Ltd.	338,000	484,086
#	Mitsui-Soko Co., Ltd.	475,000	2,660,481
	Mitsumura Printing Co., Ltd.	93,000	345,906
#	Miura Co., Ltd.	141,400	3,509,946
	Miura Printing Corp.	19,000	51,759
#	Miyairi Valve Manufacturing Co., Ltd.	307,900	62,150
* #	Miyaji Engineering Group	1,918,175	1,339,638
* #	Miyakoshi Corp.	48,400	195,224
*	Mori Denki Mfg. Co., Ltd.	628,000	42,030
#	Mori Seiki Co., Ltd.	59,200	465,384
	Morita Holdings Corp.	159,000	818,063
	Moshi Moshi Hotline, Inc.	119,450	3,215,935
	Mystar Engineering Corp.	15,600	57,893
	Nabtesco Corp.	142,000	954,042
	NAC Co., Ltd.	28,900	271,339
#	Nachi-Fujikoshi Corp.	588,000	1,109,425
	Naikai Zosen Corp.	75,000	206,374
	Nakano Corp.	103,000	156,161
	Narasaki Sangyo Co., Ltd.	68,000	48,195
	NEC Capital Solutions, Ltd.	70,700	626,383
#	NEC System Integration & Construction, Ltd.	147,000	1,795,264
	New Tachikawa Aircraft Co., Ltd.	9,900	438,915
#	Nichias Corp.	424,000	1,065,871
	Nichiban Co., Ltd.	122,000	434,593
#	Nichiha Corp.	113,680	668,941
	Nihon Spindle Manufacturing Co., Ltd.	115,000	209,389
	Nikko Co., Ltd.	127,000	393,646
#	Nippo Corp.	367,000	3,114,176
#	Nippon Carbon Co., Ltd.	396,000	1,196,513
* #	Nippon Conveyor Co., Ltd.	168,000	155,340

14

#	Nippon Densetsu Kogyo Co., Ltd.	210,000	2,473,145
	Nippon Denwa Shisetu Co., Ltd.	203,000	601,865
	Nippon Filcon Co., Ltd.	73,100	395,493
	Nippon Hume Corp.	91,000	299,067
	Nippon Jogesuido Sekkei Co., Ltd.	289	218,950
	Nippon Kanzai Co., Ltd.	69,200	1,387,810
#	Nippon Koei Co., Ltd.	272,000	646,894
	Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,725,810
	Nippon Seisen Co., Ltd.	107,000	283,657
	Nippon Shindo Co., Ltd.	50,000	80,810
	Nippon Signal Co., Ltd.	210,200	1,423,508
#	Nippon Steel Trading Co., Ltd.	389,000	624,130
	Nippon Thompson Co., Ltd.	255,000	1,069,792
	Nippon Tungsten Co., Ltd.	82,000	122,168
	Nippon Yusoki Co., Ltd.	138,000	353,812
	Nishimatsu Construction Co., Ltd.	954,000	1,429,311
	Nishishiba Electric Co., Ltd.	101,000	160,761
	Nissei Corp.	104,600	769,053
	Nissei Plastic Industrial Co., Ltd.	394,900	1,130,087
	Nissin Corp.	342,000	948,630
	Nitchitsu Co., Ltd.	60,000	109,056
	Nitta Corp.	101,400	1,345,852
	Nitto Boseki Co., Ltd.	847,000	1,692,993
#	Nitto Electric Works, Ltd.	150,700	1,372,292
	Nitto Kohki Co., Ltd.	73,500	1,304,808
#	Nitto Seiko Co., Ltd.	140,000	481,392
*	Nittoc Construction Co., Ltd.	316,000	131,685
	Noda Corp.	169,300	305,145
	Nomura Co., Ltd.	205,000	580,303
	Noritake Co., Ltd.	543,000	1,976,650
#	Noritz Corp.	177,100	2,351,652
*	Oak Capital Corp.	753,354	75,110
	Obayashi Road Corp.	106,000	165,200
	Oiles Corp.	119,142	1,713,655
	Okabe Co., Ltd.	186,900	856,848
	Okamoto Machine Tool Works, Ltd.	164,000	173,543
#	Okamura Corp.	370,900	2,085,304
	Okano Valve Manufacturing Co.	58,000	306,976
	Oki Electric Cable Co., Ltd.	117,000	187,644
	OKK Corp.	255,000	297,758
#	OKUMA Corp.	152,000	573,596
#	Okumura Corp.	750,400	3,796,631
#	O-M, Ltd.	105,000	378,892
#	Onoken Co., Ltd.	70,900	688,211
#	Organo Corp.	198,000	1,289,348
#	Oriental Shiraishi Corp.	463,800	5,116
	Original Engineering Consultants Co., Ltd.	66,500	107,428
#	OSG Corp.	116,800	996,656
	Oyo Corp.	107,500	1,411,160
#	P.S. Mitsubishi Construction Co., Ltd.	76,800	190,926
#	Park24 Co., Ltd.	150,100	1,130,083
* #	Penta-Ocean Construction Co., Ltd.	841,000	1,216,661
#	Pilot Corp.	759	1,219,467
#	Pronexus, Inc.	133,400	1,228,406
* #	Radia Holdings, Inc.	4,635	31,153

15

#	Raito Kogyo Co., Ltd.	193,700	351,814
	Rheon Automatic Machinery Co., Ltd.	64,000	192,632
#	Ryobi, Ltd.	558,200	1,138,896
*	Sailor Pen Co., Ltd.	127,000	64,499
	Sakai Heavy Industries, Ltd.	126,000	236,070
*	Sakurada Co., Ltd.	225,000	17,614
* #	Sanix, Inc.	157,400	105,408
	Sanki Engineering Co., Ltd.	261,000	1,835,092
#	Sanko Metal Industrial Co., Ltd.	118,000	396,204
	Sankyo-Tateyama Holdings, Inc.	1,102,000	1,036,257
	Sanritsu Corp.	17,800	108,155
	Sanwa Holdings Corp.	236,000	907,714
	Sanyo Denki Co., Ltd.	214,000	521,961
	Sanyo Engineering & Construction, Inc.	48,000	151,638
	Sanyo Industries, Ltd.	102,000	171,716
#	Sasebo Heavy Industries Co., Ltd.	546,000	1,090,738
#	Sato Corp.	108,600	1,228,999
	Sato Shoji Corp.	65,300	426,153
	Sawafuji Electric Co., Ltd.	48,000	91,489
	Secom Joshinetsu Co., Ltd.	33,900	602,012
	Secom Techno Service Co., Ltd.	43,500	1,145,430
	Seibu Electric Industry Co., Ltd.	67,000	313,947
	Seika Corp.	267,000	642,655
*	Seikitokyu Kogyo Co., Ltd.	335,000	105,973
	Seino Holdings Co., Ltd.	199,000	1,110,703
	Sekisui Jushi Co., Ltd.	162,000	1,394,795
#	Senko Co., Ltd.	371,000	1,639,333
	Senshu Electric Co., Ltd.	37,300	454,467
#	Shibaura Mechatronics Corp.	171,000	678,148
#	Shibusawa Warehouse Co., Ltd.	259,000	1,489,862
	Shibuya Kogyo Co., Ltd.	82,300	738,760
#	Shima Seiki Manufacturing Co., Ltd.	59,600	1,180,043
#	Shin Nippon Air Technologies Co., Ltd.	84,980	751,888
	Shin-Keisei Electric Railway Co., Ltd.	174,000	709,841
#	Shinko Electric Co., Ltd.	496,000	1,696,750
#	Shin-Kobe Electric Machinery Co., Ltd.	174,000	1,586,346
	Shinmaywa Industries, Ltd.	403,000	1,076,330
#	Shinnihon Corp.	215,900	231,177
	Shinsho Corp.	284,000	558,372
#	Shinwa Kaiun Kaisha, Ltd.	409,000	1,123,109
	Sho-Bond Corp.	98,100	2,004,093
#	Shoko Co., Ltd.	316,000	379,084
	Showa Aircraft Industry Co., Ltd.	112,000	508,259
	Showa KDE Co., Ltd.	124,000	125,924
	Sintokogio, Ltd.	191,800	1,312,292
#	Soda Nikka Co., Ltd.	67,000	237,687
#	Sohgo Security Services Co., Ltd.	94,900	988,611
	Space Co., Ltd.	73,420	474,936
	Subaru Enterprise Co., Ltd.	59,000	200,088
	Sugimoto & Co., Ltd.	34,100	354,300
	Sumitomo Densetsu Co., Ltd.	104,600	633,605
*	Sumitomo Mitsui Construction Co., Ltd.	84,500	61,327
#	Sumitomo Precision Products Co., Ltd.	176,000	739,153
	Sumitomo Warehouse Co., Ltd.	292,000	1,502,738
*	Sun Wave Corp.	857,000	1,431,767

16

	Suzuki Metal Industry Co., Ltd.	71,000	113,585
	SWCC Showa Holdings Co., Ltd.	831,000	542,260
#	Tadano, Ltd.	157,579	839,132
#	Taihei Dengyo Kaisha, Ltd.	152,000	1,714,957
	Taihei Kogyo Co., Ltd.	257,000	797,367
* #	Taiheiyo Kaiun Co., Ltd.	167,000	228,651
* #	Taiheiyo Kouhatsu, Inc.	198,000	116,517
	Taiho Kogyo Co., Ltd.	95,200	451,242
	Taikisha, Ltd.	125,600	1,798,105
	Takada Kiko Co., Ltd.	350,000	522,719
#	Takano Co., Ltd.	52,000	261,640
	Takara Printing Co., Ltd.	38,055	337,575
#	Takara Standard Co., Ltd.	515,000	3,316,080
#	Takasago Thermal Engineering Co., Ltd.	292,000	2,446,884
* #	Takashima & Co., Ltd.	137,000	192,384
	Takigami Steel Construction Co., Ltd.	50,000	118,097
	Takisawa Machine Tool Co., Ltd.	191,000	157,197
#	Takuma Co., Ltd.	297,000	516,690
	Tanseisha Co., Ltd.	74,000	178,412
	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	475,496
	TCM Corp.	350,000	525,286
	Techno Associe Co., Ltd.	58,400	516,865
	Techno Ryowa, Ltd.	64,900	386,135
#	Teikoku Electric Manufacturing Co., Ltd.	32,100	419,204
*	Tekken Corp.	521,000	576,019
	Teraoka Seisakusho Co., Ltd.	53,600	275,197
	The Keihin Co., Ltd.	199,000	251,035
	The Kodensha Co., Ltd.	25,000	42,974
	The Yasuda Warehouse Co., Ltd.	98,200	1,022,753
*	Toa Corp.	744,000	1,075,645
#	Toa Doro Kogyo Co., Ltd.	155,000	238,233
*	Tobishima Corp.	1,548,500	277,294
#	Tocalo Co., Ltd.	51,600	458,205
#	Toda Corp.	623,000	2,277,359
	Todentu Corp.	121,000	228,133
	Toenec Corp.	316,000	1,864,274
	Tokai Lease Co., Ltd.	86,000	123,225
	Toko Electric Corp.	88,000	233,738
	Tokyo Biso Kogyo Corp.	19,000	135,966
	Tokyo Energy & Systems, Inc.	126,000	951,881
	Tokyo Keiki, Inc.	265,000	312,473
#	Tokyo Kikai Seisakusho, Ltd.	304,000	589,022
#	Tokyo Leasing Co., Ltd.	223,800	1,863,759
	Tokyo Sangyo Co., Ltd.	78,000	209,662
	Toli Corp.	207,000	412,622
#	Tomoe Corp.	115,500	220,450
#	Tonami Holdings Co., Ltd.	331,000	858,061
* #	Tori Holdings Co., Ltd.	2,969,000	165,214
#	Torishima Pump Manufacturing Co., Ltd.	102,200	1,075,111
	Toshiba Machine Co., Ltd.	209,000	619,788
#	Toshiba Plant Kensetsu Co., Ltd.	257,450	2,637,218
	Tosho Printing Co., Ltd.	243,000	600,779
	Totetsu Kogyo Co., Ltd.	122,000	815,414
#	Toyo Electric Co., Ltd.	156,000	446,735
	Toyo Engineering Corp.	628,400	1,960,842

17

	Toyo Machinery & Metal Co., Ltd.	61,000	103,165
	Toyo Shutter Co., Ltd.	11,800	88,513
* #	Toyo Tanso Co, Ltd.	10,800	417,290
#	Toyo Wharf & Warehouse Co., Ltd.	274,000	428,893
#	Trusco Nakayama Corp.	101,500	1,309,428
	Tsubakimoto Chain Co.	579,700	1,804,607
	Tsubakimoto Kogyo Co., Ltd.	97,000	229,616
#	Tsugami Corp.	265,000	451,877
#	Tsukishima Kikai Co., Ltd.	149,000	1,013,323
	Tsurumi Manufacturing Co., Ltd.	94,000	709,488
	Tsuzuki Denki Co., Ltd.	75,000	224,173
	TTK Co., Ltd.	62,000	287,103
	Uchida Yoko Co., Ltd.	171,000	605,792
#	Ueki Corp.	455,000	531,286
#	Union Tool Co.	70,600	1,600,342
	Utoc Corp.	96,400	337,158
* #	Venture Link Co., Ltd.	405,500	86,694
* #	Wakachiku Construction Co., Ltd.	3,872,000	1,565,807
	Wavelock Holdings Co., Ltd.	31,500	109,033
	Weathernews, Inc.	26,700	434,279
	Yahagi Construction Co., Ltd.	151,000	877,681
*	YAMABIKO Corp.	28,782	280,994
	Yamato Corp.	82,000	269,497
	Yamaura Corp.	40,500	60,676
#	Yamazen Co., Ltd.	306,600	1,168,977
	Yokogawa Bridge Holdings Corp.	139,400	1,250,426
	Yondenko Corp.	133,800	786,050
#	Yuasa Trading Co., Ltd.	779,000	737,274
#	Yuken Kogyo Co., Ltd.	156,000	311,455
	Yurtec Corp.	278,000	1,709,512
#	Yushin Precision Equipment Co., Ltd.	53,534	488,680
Total Industrials			321,727,857

Information Technology — (8.4%)
#	Ai Holdings Corp.	182,600	595,010
	Aichi Tokei Denki Co., Ltd.	113,000	296,271
#	Aiphone Co., Ltd.	70,900	1,324,451
* #	Allied Telesis Holdings K.K.	470,700	211,632
#	Alpha Systems, Inc.	39,500	1,032,804
	Alps Electric Co., Ltd.	284,900	1,405,137
#	Anritsu Corp.	435,000	1,029,045
	AOI Electronics Co., Ltd.	37,400	246,276
	Apic Yamada Corp.	36,000	62,840
#	CAC Corp.	69,100	596,971
	Canon Electronics, Inc.	68,200	968,562
	Canon Finetech, Inc.	133,970	1,450,076
	Chino Corp.	158,000	366,601
	Computer Engineering & Consulting, Ltd.	61,500	571,071
	Core Corp.	45,700	279,507
	Cresco, Ltd.	11,600	148,895
	CSK Holdings Corp.	97,200	533,574
*	Daiko Denshi Tsushin, Ltd.	23,000	43,826
#	Dainippon Screen Manufacturing Co., Ltd.	637,000	1,239,205
#	Denki Kogyo Co., Ltd.	237,000	1,481,740
#	Disco Corp.	37,000	768,694

18

	DKK TOA Corp.	31,000	83,179
	DTS Corp.	84,900	803,974
#	Dwango Co., Ltd.	230	433,732
#	eAccess, Ltd.	4,620	2,893,852
#	Eizo Nanao Corp.	75,600	1,234,629
	Elna Co., Ltd.	97,000	102,742
*	Elpida Memory, Inc.	148,500	918,596
#	Epson Toyocom Corp.	426,000	805,534
	ESPEC Corp.	79,800	501,420
* #	FDK Corp.	425,000	524,970
#	Fuji Soft, Inc.	127,900	2,715,673
	Fujitsu Component, Ltd.	177	98,328
	Fujitsu Frontech, Ltd.	78,600	637,905
	Fuso Dentsu Co., Ltd.	16,000	63,871
#	Future Architect, Inc.	1,464	574,224
	Hakuto Co., Ltd.	80,300	719,958
	Hitachi Business Solution Co., Ltd.	43,200	278,116
	Hitachi Information Systems, Ltd.	128,100	2,646,943
	Hitachi Kokusai Electric, Inc.	303,500	1,604,885
	Hitachi Maxell, Ltd.	153,900	1,437,326
	Hitachi Software Engineering Co., Ltd.	177,000	2,746,826
	Hitachi Systems & Services, Ltd.	77,600	811,916
	Hochiki Corp.	97,000	802,195
	Hokuriku Electric Industry Co., Ltd.	308,000	599,596
#	Horiba, Ltd.	49,900	696,535
#	Hosiden Corp.	243,000	3,840,482
	Icom, Inc.	49,700	1,050,918
* #	Ikegami Tsushinki Co., Ltd.	174,000	150,770
	Ines Corp.	172,500	876,839
	I-Net Corp.	47,800	266,469
	Information Services International-Dentsu, Ltd.	98,200	637,132
#	Invoice, Inc.	39,279	176,703
#	Ishii Hyoki Co., Ltd.	23,700	451,567
* #	IT Holdings Corp.	292,801	4,589,302
#	Iwatsu Electric Co., Ltd.	303,000	350,757
#	Japan Aviation Electronics Industry, Ltd.	300,600	1,259,260
	Japan Business Computer Co., Ltd.	74,900	655,409
	Japan Digital Laboratory Co., Ltd.	113,400	1,215,076
	Japan Radio Co., Ltd.	435,000	664,329
	Jastec Co., Ltd.	61,400	371,733
	JBIS Holdings, Inc.	79,600	361,992
	JIEC Co., Ltd.	199	144,219
	Kaga Electronics Co., Ltd.	97,300	1,176,195
#	Kakaku.com, Inc.	419	1,630,594
	Kanematsu Electronics, Ltd.	83,100	723,885
*	Kasuga Electric Works, Ltd.	44,000	17,357
	Kawatetsu Systems, Inc.	174	154,326
	Koa Corp.	148,700	848,326
#	Koei Co., Ltd.	192,600	2,024,066
*	Kubotek Corp.	407	87,288
	Kyoden Co., Ltd.	160,000	167,569
	Kyowa Electronic Instruments Co., Ltd.	52,000	179,648
	Macnica, Inc.	56,700	774,551
	Marubun Corp.	96,100	413,104
#	Maruwa Co., Ltd.	36,500	387,281

19

	Maspro Denkoh Corp.	61,000	603,044
#	Megachips Corp.	87,300	1,580,567
*	Meisei Electric Co., Ltd.	359,000	353,584
	Melco Holdings, Inc.	9,000	92,800
#	Mimasu Semiconductor Industry Co., Ltd.	97,281	927,627
	Miroku Jyoho Service Co., Ltd.	107,000	238,459
	Mitsui High-Tec, Inc.	141,900	770,924
#	Mitsui Knowledge Industry Co., Ltd.	3,688	655,788
* #	Mutoh Holdings Co., Ltd.	160,000	379,219
*	Nagano Japan Radio Co., Ltd.	85,000	96,516
*	Nakayo Telecommunications, Inc.	549,000	922,286
*	NEC Electronics Corp.	61,200	579,483
	NEC Fielding, Ltd.	180,300	2,438,458
	NEC Mobiling, Ltd.	49,600	787,853
* #	NEC Tokin Corp.	347,000	1,388,533
#	Net One Systems Co., Ltd.	1,889	3,797,925
*	Netmarks, Inc.	523	95,730
	Nichicon Corp.	265,000	1,702,467
#	Nidec Sankyo Corp.	200,000	749,882
#	Nihon Dempa Kogyo Co., Ltd.	69,000	815,321
#	Nihon Inter Electronics Corp.	104,700	210,447
	Nihon Unisys, Ltd.	75,300	617,591
	Nippon Avionics Co., Ltd.	83,000	140,695
#	Nippon Ceramic Co., Ltd.	86,700	852,564
	Nippon Chemi-Con Corp.	466,000	997,254
	Nippon Systemware Co., Ltd.	30,000	117,497
	Nissho Electronics Corp.	79,500	477,759
#	Nohmi Bosai, Ltd.	159,000	2,092,799
	NS Solutions Corp.	45,300	595,984
#	NSD Co., Ltd.	173,800	1,368,384
	Okaya Electric Industries Co., Ltd.	73,000	251,969
* #	Oki Electric Industry Co., Ltd.	1,801,000	1,154,472
	Ono Sokki Co., Ltd.	103,000	452,959
	Origin Electric Co., Ltd.	105,000	287,219
	Osaki Electric Co., Ltd.	128,000	823,848
	PCA Corp.	17,500	179,460
* #	Pixela Corp.	33,000	47,296
*	Pulstec Industrial Co., Ltd.	21,200	12,234
*	Rikei Corp.	186,000	143,232
	Riken Keiki Co., Ltd.	77,800	522,439
#	Roland DG Corp.	59,800	897,448
	Ryoden Trading Co., Ltd.	152,000	874,752
	Ryosan Co., Ltd.	122,000	2,923,314
#	Ryoyo Electro Corp.	108,000	954,098
#	Sanken Electric Co., Ltd.	300,000	1,182,486
	Sanko Co., Ltd.	22,000	64,917
	Sanshin Electronics Co., Ltd.	108,100	968,615
	Satori Electric Co., Ltd.	56,380	243,737
	Saxa Holdings, Inc.	194,000	249,648
	Sekonic Corp.	36,000	52,964
	Shindengen Electric Manufacturing Co., Ltd.	296,000	538,981
#	Shinkawa, Ltd.	68,400	808,272
#	Shinko Electric Industries Co., Ltd.	97,500	796,141
	Shinko Shoji Co., Ltd.	75,900	726,775
	Shizuki Electric Co., Inc.	103,000	230,748

20

	Siix Corp.	83,700	267,107
#	SMK Corp.	265,000	787,022
	Sorun Corp.	92,600	538,617
*	SPC Electronics Corp.	48,200	60,480
	SRA Holdings, Inc.	49,700	377,663
#	Star Micronics Co., Ltd.	133,000	1,407,617
	Sumida Corp.	66,249	368,253
	Sumisho Computer Systems Corp.	145,100	2,403,117
#	SUNX, Ltd.	117,400	379,544
#	SystemPro Co., Ltd.	676	365,607
	Tachibana Eletech Co., Ltd.	62,400	608,231
#	Taiyo Yuden Co., Ltd.	200,000	1,137,528
	Tamura Corp.	253,000	430,079
#	Teikoku Tsushin Kogyo Co., Ltd.	172,000	367,614
	TKC Corp.	100,600	2,092,219
*	Toko, Inc.	331,000	383,815
	Tokyo Denpa Co., Ltd.	24,900	138,174
	Tokyo Electron Device, Ltd.	352	461,791
#	Tokyo Seimitsu Co., Ltd.	104,300	876,125
#	Tomen Electronics Corp.	50,600	616,347
	Tose Co., Ltd.	23,100	159,750
	Toshiba TEC Corp.	214,000	645,140
* #	Totoku Electric Co., Ltd.	129,000	132,158
	Toukei Computer Co., Ltd.	27,710	338,586
#	Toyo Corp.	110,600	1,483,091
#	Trans Cosmos, Inc.	163,500	1,172,895
	Trinity Industrial Corp.	56,000	203,321
	Tsuzuki Densan Co., Ltd.	22,500	63,490
	Ulvac, Inc.	43,300	666,428
	Uniden Corp.	77,000	121,127
*	Union Holdings Co., Ltd.	1,598,600	106,457
	XNET Corp.	91	98,775
#	Yamaichi Electronics Co., Ltd.	469,600	1,135,341
	Yaskawa Electric Corp.	331,000	1,336,931
	Yaskawa Information Systems Corp.	40,000	153,336
	Ye Data, Inc.	43,000	66,460
#	Yokowo Co., Ltd.	69,500	344,368
#	Zuken, Inc.	95,200	630,570
Total Information Technology			129,796,898

Materials — (8.8%)
	Achilles Corp.	670,000	976,314
	Adeka Corp.	341,200	2,515,884
	Agro-Kanesho Co., Ltd.	7,000	35,339
#	Aichi Steel Corp.	367,000	1,198,962
	Arakawa Chemical Industries, Ltd.	67,700	776,225
#	Araya Industrial Co., Ltd.	204,000	356,747
	Aronkasei Co., Ltd.	124,000	419,300
	Asahi Organic Chemicals Industry Co., Ltd.	334,000	1,112,193
	Chuetsu Pulp and Paper Co., Ltd.	395,000	947,517
* #	Chugai Mining Co., Ltd.	852,400	296,203
#	Chugoku Marine Paints, Ltd.	233,000	1,712,271
* #	Chugokukogyo Co., Ltd.	105,000	121,823
#	Co-Op Chemical Co., Ltd.	159,000	395,337
#	Dai Nippon Toryo, Ltd.	488,000	547,447

21

	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	158,509
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	263,009
#	Daiken Corp.	439,000	1,005,059
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	872,297
#	Daio Paper Corp.	282,500	3,499,313
#	Daiso Co., Ltd.	373,000	1,073,742
	DC Co., Ltd.	113,900	405,920
	Dijet Industrial Co., Ltd.	81,000	179,978
	Dowa Holdings Co., Ltd.	421,000	1,556,161
	Dynapac Co., Ltd.	25,000	89,701
#	FP Corp.	75,300	3,757,791
	Fujikura Kasei Co., Ltd.	94,500	493,793
	Fumakilla, Ltd.	85,000	317,195
	Geostar Corp.	90,000	66,506
	Godo Steel, Ltd.	542,000	1,524,082
#	Gun-Ei Chemical Industry Co., Ltd.	278,000	666,602
	Harima Chemicals, Inc.	78,000	372,355
#	Hodogaya Chemical Co., Ltd.	281,000	542,135
	Hokkan Holdings, Ltd.	210,000	643,536
	Hokko Chemical Industry Co., Ltd.	90,000	292,160
#	Hokuetsu Paper Mills, Ltd.	625,500	3,843,573
#	Hokushin Co., Ltd.	64,000	105,159
	Honshu Chemical Industry Co., Ltd.	35,000	231,984
#	Ihara Chemical Industry Co., Ltd.	155,000	497,232
#	ISE Chemicals Corp.	86,000	356,750
* #	Ishihara Sangyo Kaisha, Ltd.	1,292,500	1,097,068
#	Ishii Iron Works Co., Ltd.	110,000	194,787
	Japan Carlit Co., Ltd.	59,800	256,854
	JSP Corp.	106,700	754,339
#	Kanto Denka Kogyo Co., Ltd.	194,000	747,634
	Kasei (C.I.) Co., Ltd.	119,000	347,493
	Katakura Chikkarin Co., Ltd.	43,000	161,301
*	Kawakin Holdings Co., Ltd.	11,000	35,676
	Kawasaki Kasei Chemicals, Ltd.	121,000	154,671
* #	Kishu Paper Co., Ltd.	260,000	332,749
	Koatsu Gas Kogyo Co., Ltd.	190,000	1,057,621
	Kohsoku Corp.	62,800	418,061
	Konishi Co., Ltd.	67,500	646,324
#	Kumiai Chemical Industry Co., Ltd.	296,000	909,234
	Kureha Corp.	627,500	3,139,420
#	Kurosaki Harima Corp.	286,000	766,372
	Lintec Corp.	87,400	1,217,515
#	MEC Co., Ltd.	61,200	195,505
	Mesco, Inc.	30,000	164,148
	Mitsubishi Paper Mills, Ltd.	1,094,000	2,594,913
#	Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,375,835
#	Mitsui Mining Co., Ltd.	772,500	1,158,935
	Mory Industries, Inc.	154,000	369,417
#	Nakabayashi Co., Ltd.	181,000	382,223
#	Nakayama Steel Works, Ltd.	443,000	1,096,306
	Neturen Co., Ltd.	153,800	1,074,990
	Nichia Steel Works, Ltd.	175,900	436,619
	Nichireki Co., Ltd.	96,000	328,066
	Nifco, Inc.	162,700	1,649,942
	Nihon Kagaku Sangyo Co., Ltd.	79,000	440,149

22

	Nihon Matai Co., Ltd.	111,000	157,419
#	Nihon Nohyaku Co., Ltd.	219,000	1,478,551
#	Nihon Parkerizing Co., Ltd.	230,000	1,993,139
	Nihon Seiko Co., Ltd.	18,000	30,981
*	Nippon Carbide Industries Co., Inc.	201,000	201,640
	Nippon Chemical Industrial Co., Ltd.	281,000	721,077
	Nippon Chutetsukan K.K.	97,000	127,835
#	Nippon Chuzo K.K.	136,000	197,584
#	Nippon Concrete Industries Co., Ltd.	157,000	202,218
#	Nippon Denko Co., Ltd.	372,000	1,927,462
	Nippon Fine Chemical Co., Ltd.	90,600	660,558
	Nippon Foil Manufacturing Co., Ltd.	51,000	63,255
#	Nippon Kasei Chemical Co., Ltd.	355,000	650,950
	Nippon Kayaku Co., Ltd.	248,000	1,301,943
#	Nippon Kinzoku Co., Ltd.	222,000	319,440
#	Nippon Koshuha Steel Co., Ltd.	438,000	421,444
	Nippon Light Metal Co., Ltd.	1,115,000	1,132,411
#	Nippon Metal Industry Co., Ltd.	592,000	827,618
#	Nippon Paint Co., Ltd.	759,200	3,051,862
	Nippon Pigment Co., Ltd.	43,000	91,339
	Nippon Pillar Packing Co., Ltd.	83,000	293,163
	Nippon Soda Co., Ltd.	525,000	2,113,833
#	Nippon Valqua Industries, Ltd.	313,000	823,239
#	Nippon Yakin Kogyo Co., Ltd.	395,500	1,129,508
	Nittetsu Mining Co., Ltd.	281,000	866,912
	Nitto FC Co., Ltd.	72,000	385,805
	NOF Corp.	701,000	2,788,171
	Okamoto Industries, Inc.	402,000	1,601,241
#	Okura Industrial Co., Ltd.	211,000	493,635
	Osaka Organic Chemical Industry, Ltd.	66,000	307,665
	Osaka Steel Co., Ltd.	132,800	1,725,048
#	Osaka Titanium Technologies Co., Ltd.	17,400	438,564
#	Pacific Metals Co., Ltd.	182,000	916,662
	Riken Technos Corp.	197,000	428,698
#	S Science Co., Ltd.	3,265,000	110,705
#	S.T. Chemical Co., Ltd.	100,000	1,367,948
	Sakai Chemical Industry Co., Ltd.	355,000	973,696
	Sakata INX Corp.	214,000	757,344
#	Sanyo Chemical Industries, Ltd.	372,000	2,193,765
#	Sanyo Special Steel Co., Ltd.	553,300	1,641,762
	Sekisui Plastics Co., Ltd.	343,000	1,166,680
	Shikoku Chemicals Corp.	202,000	852,235
	Shinagawa Refractories Co., Ltd.	224,000	438,946
#	Shin-Etsu Polymer Co., Ltd.	253,300	1,222,784
	Shinko Wire Co., Ltd.	185,000	334,239
	Showa Tansan Co., Ltd.	13,000	42,891
	Somar Corp.	43,000	88,089
#	Stella Chemifa Corp.	42,100	658,683
	Sumitomo Bakelite Co., Ltd.	92,000	371,356
#	Sumitomo Light Metal Industries, Ltd.	1,248,000	1,149,075
	Sumitomo Osaka Cement Co., Ltd.	620,000	1,593,809
	Sumitomo Pipe & Tube Co., Ltd.	108,100	752,359
	Sumitomo Seika Chemicals Co., Ltd.	238,000	723,669
#	Taisei Lamick Co., Ltd.	18,500	421,643
#	Takasago International Corp.	339,000	2,373,551

23

	Takiron Co., Ltd.	243,000	822,227
	Tayca Corp.	151,000	361,700
#	Tenma Corp.	108,100	1,642,175
#	The Nippon Synthetic Chemical Industry Co., Ltd.	333,000	936,785
	The Pack Corp.	66,200	1,038,289
* #	Titan Kogyo K.K.	59,000	82,992
#	Toagosei Co., Ltd.	897,000	2,712,920
#	Toda Kogyo Corp.	158,000	387,268
	Tohcello Co., Ltd.	116,500	528,989
#	Toho Titanium Co., Ltd.	65,400	717,306
#	Toho Zinc Co., Ltd.	425,000	1,040,047
	Tokai Carbon Co., Ltd.	284,000	1,198,767
#	Tokushu Tokai Holdings Co., Ltd.	505,580	1,495,026
	Tokyo Ohka Kogyo Co., Ltd.	111,900	1,577,230
#	Tokyo Rope Manufacturing Co., Ltd.	557,000	1,611,532
#	Tomoegawa Paper Co., Ltd.	125,000	255,777
	Tomoku Co., Ltd.	294,000	600,030
	Topy Industries, Ltd.	748,000	1,339,307
	Toyo Ink Manufacturing Co., Ltd.	541,000	1,540,531
	Toyo Kohan Co., Ltd.	307,000	1,305,219
#	TYK Corp.	142,000	344,857
	Ube Material Industries, Ltd.	275,000	573,593
	Wood One Co., Ltd.	169,000	610,972
	Yamamura Glass Co., Ltd.	360,000	790,861
	Yodogawa Steel Works, Ltd.	624,500	2,605,939
#	Yuki Gosei Kogyo Co., Ltd.	64,000	342,131
#	Yushiro Chemical Industry Co., Ltd.	51,600	685,963
#	Zeon Corp.	503,000	1,721,925
Total Materials			135,706,728

Utilities — (0.8%)
	Hokkaido Gas Co., Ltd.	210,000	615,023
	Hokuriku Gas Co., Ltd.	99,000	283,601
	Okinawa Electric Power Co., Ltd.	59,571	4,424,306
#	Saibu Gas Co., Ltd.	1,296,000	3,627,554
	Shizuoka Gas Co., Ltd.	258,000	1,655,115
	Tokai Corp.	258,000	1,356,596
Total Utilities			11,962,195

TOTAL COMMON STOCKS			1,154,393,938

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

	Face
	Amount	Value †
	(000)

TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/05/09 (Collateralized by $35,950,000 FNMA 3.50%, 03/25/33, valued at $5,629,703) to be repurchased at $5,628,178	$5,628	5,628,000

24

		Shares

SECURITIES LENDING COLLATERAL — (24.4%)
§ @	DFA Short Term Investment Fund LP	374,298,410	374,298,410

TOTAL INVESTMENTS - (100.0%) (Cost $1,839,269,349)			$1,534,320,348

See accompanying Notes to Financial Statements.

25

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (96.6%)
Consumer Discretionary — (17.3%)
	4imprint Group P.L.C.	96,735	$211,165
	Aegis Group P.L.C.	3,311,021	3,590,864
	Aga Rangemaster Group P.L.C.	288,143	297,041
	Arena Leisure P.L.C.	1,372,024	489,103
	Bellway P.L.C.	406,536	3,552,062
	Blacks Leisure Group P.L.C.	181,058	57,488
	Bloomsbury Publishing P.L.C.	281,545	646,089
#	Bovis Homes Group P.L.C.	474,842	2,765,346
	BPP Holdings P.L.C.	216,656	1,025,992
	Burberry Group P.L.C.	206,536	668,705
	Caffyns P.L.C.	6,000	24,801
#	Carpetright P.L.C.	167,232	855,045
	Centaur Media P.L.C.	617,725	320,816
	Chime Communications P.L.C.	211,086	158,522
*	Chrysalis Group P.L.C.	107,232	87,169
	Churchill China P.L.C.	30,000	80,446
	Clinton Cards P.L.C.	740,506	52,796
	Cosalt P.L.C.	82,921	140,390
	Daily Mail & General Trust P.L.C. Series A	395,924	1,562,496
	Dawson Holdings P.L.C.	253,045	293,986
#	Debenhams P.L.C.	1,394,313	500,583
	Dignity P.L.C.	255,526	2,215,996
#	DSG International P.L.C.	5,517,259	1,394,744
	Dunelm Group P.L.C.	17,747	32,019
	Euromoney Institutional Investor P.L.C.	346,866	1,113,459
	Findel P.L.C.	377,636	540,780
*	Forminster P.L.C.	43,333	2,336
#	French Connection Group P.L.C.	373,475	274,551
	Fuller Smith & Turner P.L.C.	129,026	632,104
	Future P.L.C.	1,324,863	347,800
	Game Group P.L.C.	1,441,697	2,671,274
# *	Games Workshop Group P.L.C.	101,889	261,732
	Greene King P.L.C.	423,929	2,436,786
	Halfords Group P.L.C.	913,032	3,211,996
	Haynes Publishing Group P.L.C.	14,703	27,536
	Headlam Group P.L.C.	330,383	1,018,052
	Henry Boot P.L.C.	426,786	356,040
#	HMV Group P.L.C.	1,627,244	2,573,019
	Holidaybreak P.L.C.	205,158	581,032
#	Hornby P.L.C.	154,220	225,320
	Huntsworth P.L.C.	795,153	285,887
*	Impellam Group P.L.C.	35,258	12,086
	Inchcape P.L.C.	776,534	410,288

1

	Informa P.L.C.	548,601	1,941,043
	ITV P.L.C.	1,608,507	928,079
	J.D. Wetherspoon P.L.C.	552,111	2,499,172
	JD Sports Fashion P.L.C.	122,850	322,323
	JJB Sports P.L.C.	922,465	54,722
	John Menzies P.L.C.	244,534	377,549
	Kesa Electricals P.L.C.	2,031,662	2,612,588
	Ladbrokes P.L.C.	765,820	2,056,967
	Laura Ashley Holdings P.L.C.	2,806,720	395,300
	Lookers P.L.C.	689,354	230,669
#	Luminar Group Holdings P.L.C.	260,932	508,793
	Manganese Bronze Holdings P.L.C.	68,818	66,729
	Millennium and Copthorne Hotels P.L.C.	572,461	1,856,763
	Mothercare P.L.C.	324,479	1,566,773
	N Brown Group P.L.C.	974,614	2,868,252
*	Pace P.L.C.	747,903	590,934
*	PartyGaming P.L.C.	60,255	168,500
	Pendragon P.L.C.	2,285,154	55,610
#	Persimmon P.L.C.	174,216	582,466
	Pinewood Shepperton P.L.C.	182,105	289,813
*	Rank Group P.L.C.	834,749	823,206
	Redrow P.L.C.	626,857	1,487,777
	Restaurant Group P.L.C.	732,507	1,127,946
#	Rightmove P.L.C.	236,332	607,157
	Smiths News P.L.C.	674,129	680,348
*	Sportech P.L.C.	329,794	299,471
	Sports Direct International P.L.C.	383,193	234,816
	St Ives Group P.L.C.	436,379	520,210
	St. Jame’s Place P.L.C.	712,044	1,870,088
*	Stylo P.L.C.	64,096	4,377
	Ted Baker P.L.C.	161,948	781,289
	The Berkeley Group Holdings P.L.C.	320,225	4,060,757
	The Vitec Group P.L.C.	160,303	551,530
	Topps Tiles P.L.C.	761,166	229,788
	United Business Media P.L.C.	864,643	6,388,335
	UTV Media P.L.C.	217,432	344,921
	Wagon P.L.C.	237,979	6,604
	WH Smith P.LC.	588,205	3,066,725
	William Hill P.L.C.	1,297,070	4,048,392
	Wilmington Group P.L.C.	346,234	675,351
	Yell Group P.L.C.	703,986	433,079
Total Consumer Discretionary			86,220,954

Consumer Staples — (4.3%)
	Anglo-Eastern Plantations P.L.C.	108,333	418,588
	Barr (A.G.) P.L.C.	64,286	1,209,972
	Britvic P.L.C.	567,955	2,175,578
	Cranswick P.L.C.	174,592	1,494,938
	Dairy Crest Group P.L.C.	520,119	1,595,394
	Devro P.L.C.	605,749	697,898
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	43,418	2,139,414
	Marston’s P.L.C.	1,192,685	2,046,587
	Mcbride P.L.C.	935,102	1,646,356
	Northern Foods P.L.C.	2,038,052	1,681,883

2

	Premier Foods P.L.C.	2,185,269	955,340
	PZ Cussons P.L.C.	1,440,399	3,399,849
	R.E.A. Holdings P.L.C.	49,233	143,869
	Robert Wiseman Dairies P.L.C.	276,160	1,184,732
	Thorntons P.L.C.	313,060	445,041
# *	Uniq P.L.C.	463,373	27,757
Total Consumer Staples			21,263,196

Energy — (6.8%)
	Anglo Pacific Group P.L.C.	426,647	617,346
*	Dana Petroleum P.L.C.	326,327	4,689,583
*	Emerald Energy P.L.C.	214,462	1,056,355
*	Fortune Oil P.L.C.	5,889,851	530,882
# *	Hardy Oil & Gas P.L.C.	46,779	118,487
*	Heritage Oil, Ltd.	53,951	165,306
	Hunting P.L.C.	477,489	2,903,128
*	Imperial Energy Corp. P.L.C.	289,203	5,237,043
	James Fisher & Sons P.L.C.	189,802	962,458
	JKX Oil and Gas P.L.C.	575,605	1,543,802
	John Wood Group P.L.C.	207,976	567,533
	Melrose Resources P.L.C.	378,100	1,049,036
	Petrofac, Ltd.	130,017	650,829
*	Premier Oil P.L.C.	320,409	4,595,907
*	Salamander Energy P.L.C.	274,153	500,101
*	Soco International P.L.C.	281,540	4,467,444
*	UK Coal P.L.C.	573,596	841,832
	Venture Production P.L.C.	442,513	2,732,361
	Wellstream Holdings P.L.C.	114,781	590,885
Total Energy			33,820,318

Financials — (16.1%)
#	Aberdeen Asset Management P.L.C.	2,590,854	4,509,455
	Amlin P.L.C.	1,363,484	7,087,270
	Arbuthnot Banking Group P.L.C.	67,329	249,921
*	Aries Insurance Services P.L.C.	62,500	—
	Ashmore Group P.L.C.	168,101	324,615
	Beazley Group P.L.C.	1,047,415	2,073,507
#	BlueBay Asset Management P.L.C.	154,645	157,304
	Brewin Dolphin Holdings P.L.C.	870,024	1,312,796
	Brit Insurance Holdings P.L.C.	1,289,236	4,127,879
	Capital & Regional P.L.C.	271,596	183,072
	Catlin Group, Ltd.	977,375	6,152,116
	Charles Stanley Group P.L.C.	123,753	322,461
	Chesnara P.L.C.	171,258	325,920
	Close Brothers Group P.L.C.	481,680	3,710,917
# *	CLS Holdings P.L.C.	148,841	658,065
*	Cockleshell, Ltd.	6,528	7,274
	Daejan Holdings P.L.C.	42,317	1,387,609
	Development Securities P.L.C.	201,060	786,816
	DTZ Holdings P.L.C.	220,478	89,630
	Evolution Group P.L.C.	1,150,083	1,425,414
	Great Portland Estates P.L.C.	418,295	1,570,803
	Hansard Global P.L.C.	1,459	3,326
	Hardy Underwriting Group P.L.C.	153,854	577,542
*	Hargreaves Lansdown P.L.C.	349,361	824,831

3

	Helical Bar P.L.C.	408,691	1,660,910
# *	Henderson Group P.L.C.	2,936,019	2,458,890
	Hiscox, Ltd.	1,535,730	7,642,676
	IG Group Holdings P.L.C.	1,256,927	4,717,713
*	Industrial & Commercial Holdings P.L.C.	5,000	108
#	Intermediate Capital Group P.L.C.	326,494	3,056,092
	International Personal Finance P.L.C.	883,513	1,797,011
*	IP Group P.L.C.	250,011	195,778
	Jardine Lloyd Thompson Group P.L.C.	781,443	4,965,981
	Liontrust Asset Management P.L.C.	129,935	193,346
# *	LSL Property Services P.L.C.	131,485	122,440
*	MWB Group Holdings P.L.C.	379,622	165,571
	Novae Group P.L.C.	234,668	1,063,081
	Park Group P.L.C.	166,600	38,048
*	Pices Property Services P.L.C.	62,500	—
	Provident Financial P.L.C.	485,695	6,034,126
	Quintain Estates & Development P.L.C.	288,516	155,292
	Rathbone Brothers P.L.C.	159,131	1,938,726
	Rensburg Sheppards P.L.C.	169,098	990,589
*	Rutland Trust P.L.C.	85,288	82,157
	S&U P.L.C.	21,140	71,250
	Savills P.L.C.	449,406	1,502,756
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	Shellproof, Ltd.	1,156	806
	Shore Capital Group P.L.C.	1,193,004	236,279
	ST Modwen Properties P.L.C.	482,604	821,890
	Town Centre Securities P.L.C.	17,674	23,715
	Tullett Prebon P.L.C.	757,461	1,519,497
	Unite Group P.L.C.	444,621	934,320
Total Financials			80,257,591

Health Care — (3.6%)
*	Alizyme P.L.C.	660,805	64,893
*	Antisoma P.L.C.	2,024,536	691,755
*	Ark Therapeutics Group P.L.C.	638,344	362,433
	Assura Group, Ltd.	48,153	29,701
# *	Axis-Shield P.L.C.	224,506	996,914
*	Biocompatibles International P.L.C.	147,081	279,682
	Bioquell P.L.C.	90,893	137,590
*	BTG P.L.C.	730,460	1,494,976
	Care UK P.L.C.	199,792	798,426
	Consort Medical P.L.C.	116,271	678,102
#	Corin Group P.L.C.	151,637	109,865
	Dechra Pharmaceuticals P.L.C.	201,204	1,078,662
	Genetix Group P.L.C.	151,246	108,828
	Genus P.L.C.	157,057	1,518,074
	Goldshield Group P.L.C.	119,590	418,485
#	Hikma Pharmaceuticals P.L.C.	430,418	2,190,867
	Nestor Healthcare Group P.L.C.	443,850	130,846
*	Oxford Biomedica P.L.C.	2,123,042	200,859
*	Prostrakan Group P.L.C.	38,359	48,623
*	Renovo Group P.L.C.	95,255	27,775
# *	SkyePharma P.L.C.	55,765	114,223
	Southern Cross Healthcare, Ltd.	195,059	241,090

4

	SSL International P.L.C.	745,205	5,359,246
*	Vectura Group P.L.C.	1,009,075	751,916
*	William Ransom & Son P.L.C.	30,000	3,235
Total Health Care			17,837,066

Industrials — (33.1%)
# *	AEA Technology P.L.C.	539,970	136,514
	Aggreko P.L.C.	583,754	3,810,970
	Air Partner P.L.C.	37,086	243,630
	Alumasc Group P.L.C.	131,547	108,491
	Arriva P.L.C.	630,725	5,492,091
	Ashtead Group P.L.C.	1,976,882	1,222,573
	Atkins WS P.L.C.	425,663	4,171,372
*	Autologic Holdings P.L.C.	96,590	17,387
	Babcock International Group P.L.C.	853,247	5,882,234
	BBA Aviation P.L.C.	1,204,134	1,203,186
	Bodycote P.L.C.	722,295	1,302,086
	Braemar Shipping Services P.L.C.	81,108	286,937
	Brammer P.L.C.	185,266	281,329
	BSS Group P.L.C.	489,152	1,791,462
	Business Post Group P.L.C.	199,191	674,124
	Camellia P.L.C.	2,437	178,666
	Carillion P.L.C.	1,523,518	5,494,426
	Carr’s Milling Industries P.L.C.	35,330	212,838
# *	Carter & Carter Group P.L.C.	122,848	—
	Castings P.L.C.	162,757	356,418
	Charles Taylor Consulting P.L.C.	139,215	510,411
*	Charter International P.L.C.	626,781	2,973,816
	Chemring Group P.L.C.	128,869	3,643,553
	Chloride Group P.L.C.	1,025,093	2,139,177
	Clarkson P.L.C.	68,229	340,218
	Communisis P.L.C.	561,133	364,255
	Connaught P.L.C.	319,006	1,615,454
	Cookson Group P.L.C.	813,260	1,478,658
	Costain Group P.L.C.	1,269,584	358,986
*	Danka Business Systems P.L.C.	1,029,605	17,465
	Davis Service Group P.L.C.	670,430	2,639,188
	De la Rue P.L.C.	387,017	5,103,787
	Dewhurst P.L.C.	9,000	23,744
	Domino Printing Sciences P.L.C.	456,398	1,352,839
*	easyJet P.L.C.	645,250	2,652,603
	Eleco P.L.C.	80,000	46,860
	Fenner P.L.C.	671,987	694,855
	Forth Ports P.L.C.	179,142	2,372,736
*	Fortress Holdings P.L.C.	120,728	—
	Galliford Try P.L.C.	1,434,295	662,840
	Go-Ahead Group P.L.C.	175,345	2,654,340
	Hampson Industries P.L.C.	430,496	643,401
	Hays P.L.C.	5,101,389	5,154,807
#	Helphire P.L.C.	570,202	842,524
	Hogg Robinson Group P.L.C.	103,893	7,384
	Homeserve P.L.C.	228,007	3,225,283
	Hyder Consulting P.L.C.	168,297	308,319
	IMI P.L.C.	1,192,232	4,735,586
	Interserve P.L.C.	498,625	1,641,220

5

	Intertek Group P.L.C.	588,823	6,724,038
*	Invensys P.L.C.	555,334	1,403,508
	ITE Group P.L.C.	1,339,191	1,187,048
	J. Smart & Co. (Contractors) P.L.C.	22,500	110,175
	Keller Group P.L.C.	277,823	2,318,782
	Kier Group P.L.C.	141,688	1,850,941
	Latchways P.L.C.	41,288	242,685
	Lavendon Group P.L.C.	175,529	448,012
	Lincat Group P.L.C.	14,452	71,396
	Low & Bonar P.L.C.	763,541	364,883
	Management Consulting Group P.L.C.	1,026,246	322,626
	Meggitt P.L.C.	1,270,539	2,949,987
	Melrose P.L.C.	944,503	1,180,013
	Michael Page International P.L.C.	1,235,568	3,882,765
	Mitie Group P.L.C.	1,208,230	3,593,955
	MJ Gleeson Group P.L.C.	195,875	168,695
	Morgan Crucible Co. P.L.C.	1,158,902	1,886,349
	Morgan Sindall P.L.C.	170,838	1,344,444
	Mouchel Group P.L.C.	469,006	2,324,382
	MS International P.L.C.	50,000	152,972
	National Express Group P.L.C.	487,807	3,507,747
	Northgate P.L.C.	285,327	321,487
	OPD Group P.L.C.	102,094	89,616
	PayPoint P.L.C.	87,747	641,724
	PV Crystalox Solar P.L.C.	589,948	853,262
	Qinetiq P.L.C.	2,172,472	5,010,316
*	Regus P.L.C.	3,696,088	2,630,460
*	Renold P.L.C.	270,995	108,603
	Rentokil Initial P.L.C.	1,270,226	812,099
	Ricardo P.L.C.	222,000	698,608
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	399,127	591,143
	ROK P.L.C.	723,316	211,571
	RPS Group P.L.C.	788,615	1,598,969
	Scott Wilson Group P.L.C.	51,118	69,747
	Senior P.L.C.	1,671,692	928,674
	Severfield-Rowen P.L.C.	351,952	837,913
	Shanks Group P.L.C.	985,616	1,562,402
	SIG P.L.C.	479,728	1,252,431
	Speedy Hire P.L.C.	178,122	363,632
	Spirax-Sarco Engineering P.L.C.	304,500	4,033,465
	Spring Group P.L.C.	596,238	218,311
	Stagecoach Group P.L.C.	306,965	631,414
	Sthree P.L.C.	269,551	565,610
	T. Clarke P.L.C.	148,717	237,915
*	Tandem Group P.L.C.	327,365	—
*	Tarsus Group P.L.C.	212,372	210,684
	The Weir Group P.L.C.	340,510	1,540,571
	Tomkins P.L.C.	3,177,919	5,721,709
	Travis Perkins P.L.C.	410,292	2,040,159
	Tribal Group P.L.C.	132,810	149,402
	Trifast P.L.C.	359,985	106,041
	Ultra Electronics Holdings P.L.C.	267,145	4,391,980
	Umeco P.L.C.	196,406	733,749
*	Volex Group P.L.C.	241,088	64,024

6

	Vp P.L.C.	167,463	306,405
	VT Group P.L.C.	677,021	5,470,055
	White Young Green P.L.C.	178,318	154,390
	Wincanton P.L.C.	479,763	1,259,539
	WSP Group P.L.C.	262,651	771,236
	XP Power, Ltd.	73,546	139,294
	Young & Co.’s Brewery P.L.C.	40,000	235,781
	Young & Co.’s Brewery P.L.C. Series A	20,936	137,677
Total Industrials			164,808,514

Information Technology — (11.0%)
	Acal P.L.C.	104,729	145,688
*	Alphameric P.L.C.	127,141	27,111
*	Alterian P.L.C.	179,139	146,818
	Anite P.L.C.	1,312,790	509,087
	ARM Holdings P.L.C.	4,708,219	5,960,523
	Aveva Group P.L.C.	275,408	2,293,350
	Computacenter P.L.C.	423,790	549,518
*	CSR P.L.C.	342,508	855,880
	Dialight P.L.C.	111,362	181,888
	Dicom Group P.L.C.	317,667	640,972
#	Dimension Data Holdings P.L.C.	5,583,932	3,110,295
	Diploma P.L.C.	459,990	834,383
	E2V Technologies P.L.C.	247,588	748,321
	Electrocomponents P.L.C.	1,576,293	3,265,417
	Fidessa Group P.L.C.	130,344	924,081
*	Full Circle Future, Ltd.	135,600	—
*	Gresham Computing P.L.C.	204,631	108,731
	Halma P.L.C.	1,486,473	4,384,360
*	Imagination Technologies Group P.L.C.	882,944	804,122
	Innovation Group P.L.C.	2,537,718	199,290
*	Intec Telecom Systems P.L.C.	1,201,847	463,254
	Kewill P.L.C.	368,863	158,894
	Laird P.L.C.	697,371	1,405,777
	Logica P.L.C.	2,082,965	2,094,029
	Micro Focus International P.L.C.	452,097	1,855,634
	Misys P.L.C.	1,982,492	2,878,196
	Morse P.L.C.	367,208	34,598
	Oxford Instruments P.L.C.	193,856	421,443
	Phoenix IT Group, Ltd.	197,369	492,117
	Premier Farnell P.L.C.	1,379,926	2,811,333
	Psion P.L.C.	499,513	366,587
	Raymarine P.L.C.	289,080	54,429
	Renishaw P.L.C.	228,282	1,638,992
	RM P.L.C.	363,499	892,247
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	352,833	4,068,250
*	Scipher P.L.C.	34,563	559
*	SDL P.L.C.	333,680	1,099,064
	Spectris P.L.C.	499,879	3,859,934
	Spirent Communications P.L.C.	3,176,692	1,667,539
	TT electronics P.L.C.	595,193	304,625
	Vislink P.L.C.	588,460	133,382
*	Wolfson Microelectronics P.L.C.	493,841	573,732
	Xaar P.L.C.	220,887	148,138

7

* Xchanging P.L.C.	541,322	1,861,616
Total Information Technology		54,974,204

Materials — (3.5%)
British Polythene Industries P.L.C.	102,332	279,683
Carclo P.L.C.	214,230	150,461
Croda International P.L.C.	484,717	3,684,601
Delta P.L.C.	591,338	709,042
DS Smith P.L.C.	1,591,931	1,746,380
Elementis P.L.C.	1,858,096	1,012,241
Filtrona P.L.C.	704,266	1,399,688
* Gem Diamonds, Ltd.	3,895	14,718
Hill & Smith Holdings P.L.C.	275,101	797,999
Hochschild Mining P.L.C.	194,546	312,070
* Inveresk P.L.C.	125,000	5,392
Marshalls P.L.C.	670,307	876,698
Mondi P.L.C.	855,031	2,545,123
# Porvair P.L.C.	158,128	131,146
RPC Group P.L.C.	404,286	992,654
Victrex P.L.C.	321,880	2,237,936
Yule Catto & Co. P.L.C.	527,850	419,537
Zotefoams P.L.C.	96,852	86,731
Total Materials		17,402,100

Telecommunication Services — (0.6%)
* Colt Telecom Group SA	1,213,428	1,186,151
Kcom Group P.L.C.	2,504,455	495,694
Telecom Plus P.L.C.	288,118	1,285,789
* Vanco P.L.C.	232,704	214,962
Total Telecommunication Services		3,182,596

Utilities — (0.3%)
Dee Valley Group P.L.C.	12,109	158,528
Hydro International P.L.C.	27,669	39,997
Northumbrian Water Group P.L.C.	343,950	1,177,276
Total Utilities		1,375,801

TOTAL COMMON STOCKS		481,142,340

RIGHTS/WARRANTS — (0.0%)
* DTZ Holdings P.L.C. Rights 01/15/09	385,836	11,095
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* Ultraframe Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		11,095

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/02/09 (Collateralized by $555,000 FNMA 5.50%, 02/25/36, valued at $405,281) to be repurchased at $398,004	$398	398,000

8

		Shares

SECURITIES LENDING COLLATERAL — (3.3%)
§ @	DFA Short Term Investment Fund LP	16,372,278	16,372,278

TOTAL INVESTMENTS - (100.0%) (Cost $843,257,373)			$497,923,713

See accompanying Notes to Financial Statements.

9

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRIA — (2.5%)
COMMON STOCKS — (2.5%)
#	Agrana Beteiligungs AG	16,794	$879,909
	Andritz AG	116,739	3,083,777
*	A-TEC Industries AG	21,828	207,524
	Austria Email AG	715	4,012
# *	Austrian Airlines AG	130,038	733,004
	BKS Bank AG	520	79,511
# *	BWIN Interactive Entertainment AG	79,165	1,529,487
#	BWT AG	27,601	427,488
# *	CA Immobilien Anlagen AG	130,641	790,401
*	Christ Water Techology AG	24,819	52,905
	Constantia Packaging AG	18,095	567,749
*	Conwert Immobilien Invest AG	48,984	222,460
	EVN AG	36,696	571,535
*	Eybl International AG	16,503	5,826
#	Flughafen Wien AG	39,948	1,800,419
	Frauenthal Holding AG	12,084	113,583
# *	Intercell AG	104,732	3,294,084
*	Josef Manner & Co. AG	870	53,205
	Lenzing AG	4,961	1,177,611
#	Mayr-Melnhof Karton AG	33,664	2,402,481
#	Oberbank AG	35,740	2,203,728
	Oesterreichische Post AG	98,332	3,363,541
#	Palfinger AG	45,976	742,916
# *	RHI AG	93,231	1,500,980
#	Rosenbauer International AG	11,816	368,070
*	S&T System Integration & Technology Distribution AG	6,404	79,054
	Schoeller-Bleckmann Oilfield Equipment AG	32,197	1,002,725
# *	Sparkassen Immobilien AG	58,185	165,353
	UBM Realitaetenentwicklung AG	1,440	60,050
	Uniqa Versicherungen AG	162,575	4,202,784
# *	Warimpex Finanz und Beteiligungs AG	3,832	6,851
	Wolford AG	11,165	190,863
	Zumtobel AG	67,243	537,519

TOTAL — AUSTRIA			32,421,405

BELGIUM — (3.3%)
COMMON STOCKS — (3.3%)
*	Abfin SA	2,560	—
	Ackermans & van Haaren NV	81,854	4,155,349
*	Agfa Gevaert NV	368,855	966,586

1

	Banque Nationale de Belgique	952	3,252,379
#	Barco NV	53,143	1,333,799
	Bekaert SA	56,746	3,837,501
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	212,558
*	Compagnie du Bois Sauvage SA	87	7
	Compagnie d’Entreprises CFE	40,394	1,659,302
	Compagnie Immobiliere de Belgique SA	10,535	220,104
	Compagnie Maritime Belge SA	61,365	1,548,994
#	Deceuninck NV	61,853	227,948
*	Devgen	219	1,059
	D’Ieteren SA NV	12,852	1,351,299
	Duvel Moorgat SA	8,904	409,809
	Econocom Group SA	65,485	589,615
	Elia System Operator SA NV	112,393	3,855,879
	Euronav SA	86,793	1,193,216
	EVS Broadcast Equipment SA	13,059	466,254
#	Exmar NV	76,531	772,751
	Floridienne SA	2,033	254,645
#	Henex	7,487	329,544
	Image Recognition Integrated Systems (I.R.I.S.)	6,284	318,037
*	International Brachtherapy SA	35,773	122,357
	Ion Beam Application	67,020	725,206
	Jensen-Group NV	12,030	86,616
	Kinepolis	4,534	104,245
	Lotus Bakeries SA	1,361	464,564
#	Melexis NV	88,696	616,755
#	Omega Pharma SA	83,442	3,155,206
	Picanol	16,620	93,434
# *	Realdolmen	606,720	127,233
	Recticel SA	52,387	297,744
*	Resilux	4,095	171,477
	Rosier SA	655	229,894
	Roularta Media Group NV	3,344	59,714
	SAPEC SA (4775951)	3,531	276,866
*	SAPEC SA (5389544)	75	292
	Sioen Industries NV	52,140	258,424
	Sipef NV	24,100	626,118
*	Spector Photo Group SA	11,235	5,936
*	Systemat-Datarelay SA	26,232	137,327
# *	Telenet Group Holding NV	148,890	2,564,297
	Ter Beke NV	2,281	137,146
	Tessenderlo Chemie NV	90,268	2,732,816
	Umicore	49,326	974,706
	Unibra SA	1,600	311,712
	Van De Velde NV	27,632	924,770
	VPK Packaging Group SA	13,057	391,700
TOTAL COMMON STOCKS			42,553,190

RIGHTS/WARRANTS — (0.0%)
*	Realdolmen STRIP VVPR	606,720	6,747
*	Zenitel VVPR Contingent Rights	8,654	120
TOTAL RIGHTS/WARRANTS			6,867

TOTAL — BELGIUM			42,560,057

2

DENMARK — (1.6%)
COMMON STOCKS — (1.6%)
	Aarhus Lokalbank A.S.	8,030	73,187
	Aktieselskabet Roskilde Bank A.S.	32,685	2,136
	Aktieselskabet Skjern Bank A.S.	3,276	83,298
	Alk-Abello A.S.	11,711	1,157,248
*	Alm. Brand A.S.	27,560	356,312
#	Amagerbanken A.S.	32,395	120,378
	Ambu A.S.	22,100	283,119
	Arkil Holdings A.S. Series B	780	81,447
	Auriga Industries A.S. Series B	46,057	791,268
#	Bang & Olufsen Holding A.S. Series B	30,487	338,782
# *	Bavarian Nordic A.S.	17,176	424,542
#	BoConcept Holding A.S.	5,650	104,794
*	Brodrene Hartmann A.S. Series B	11,730	154,462
*	Brondbyernes I.F. Fodbold A.S. Series B	15,450	109,638
	D/S Norden A.S.	4,331	152,802
	Dalhoff, Larson & Horneman A.S. Series B	32,000	156,665
	Dantherm Holding A.S.	13,100	108,170
	DFDS A.S.	11,570	872,610
	DiBa Bank A.S.	2,300	23,505
	Djursland Bank A.S.	8,970	255,894
#	East Asiatic Co., Ltd. A.S.	52,687	1,794,017
	F.E. Bording A.S.	600	77,876
#	Fionia Bank A.S.	17,880	70,961
	Fluegger A.S. Series B	4,198	278,167
# *	GN Great Nordic A.S.	135,907	267,772
*	GPV Industi A.S.	2,200	16,102
# *	Greentech Energy Systems A.S.	23,655	103,068
	Gronlandsbanken	768	47,510
#	H&H International A.S. Series B	1,920	108,039
#	Harboes Bryggeri A.S.	10,250	187,000
	Hojgaard Holding A.S. Series B	2,750	51,465
#	IC Companys A.S.	33,305	265,054
*	Incentive A.S.	3,575	12,351
# *	Jeudan A.S.	2,516	214,391
	Lan & Spar Bank A.S.	5,150	308,546
*	Lastas A.S. Series B	11,200	43,621
	Lollands Bank A.S.	750	23,793
*	Maconomy Corp. A.S.	7,833	10,121
	Mols-Linien A.S.	27,700	327,627
# *	NeuroSearch A.S.	42,054	1,096,204
	NKT Holding A.S.	41,580	846,480
	Nordjyske Bank A.S.	17,600	258,733
	Norresundby Bank A.S.	7,350	187,838
	Ostjydsk Bank A.S.	2,554	192,392
# *	Parken Sport & Entertainment A.S.	8,234	620,548
	Per Aarsleff A.S. Series B	5,975	408,764

3

#	Ringkjoebing Landbobank Aktieselskab	14,890	878,554
	Roblon A.S. Series B	540	66,104
	Royal Unibrew A.S.	12,465	279,193
*	RTX Telecom A.S.	303	858
	Salling Bank A.S.	910	80,724
	Sanistal A.S. Series B	4,436	74,415
	Satair A.S.	8,525	180,653
	Schouw & Co. A.S.	70,768	1,076,985
#	SimCorp A.S.	16,460	1,848,829
	Sjaelso Gruppen A.S.	21,980	85,977
	SKAKO Industries A.S.	5,130	107,188
*	Solar Holdings A.S. Series B	3,266	121,025
*	Sondagsavisen A.S.	36,665	134,717
	Spar Nord Bank A.S.	115,369	938,389
	Sparbank	10,930	138,024
	Sparekassen Faaborg A.S.	1,972	224,824
	Sydbank A.S.	2,666	32,810
	Thrane & Thrane A.S.	9,883	292,398
	Tivoli A.S.	969	550,487
*	TK Development A.S.	91,681	355,499
	Vestfyns Bank A.S.	680	75,192
	Vestjysk Bank A.S.	24,162	210,925

TOTAL — DENMARK			21,222,467

FINLAND — (5.8%)
COMMON STOCKS — (5.8%)
# *	Ahlstrom Oyj	4,420	41,263
	Alandsbanken AB Series B	17,663	431,598
*	Aldata Solutions Oyj	194,535	95,563
#	Alma Media Oyj	278,483	1,939,529
	Amanda Capital Oyj	67,120	168,460
#	Amer Sports Oyj Series A	307,264	2,324,755
#	Aspo Oyj	68,141	383,125
*	Atria P.L.C.	2,584	42,194
	BasWare Oyj	34,550	315,569
*	Biotie Therapies Corp.	265,590	96,399
	Cargotec Oyj Series B	109,737	1,275,090
#	Componenta Oyj	34,400	232,481
	Comptel P.L.C.	324,863	317,199
#	Cramo Oyj	104,189	685,934
	DIGIA P.L.C.	55,020	143,590
	Efore Oyj	114,965	109,725
	Elisa Oyj	276,614	4,815,537
	Etteplan Oyj	62,600	249,505
#	Finnair Oyj	186,376	1,287,547
	Finnlines Oyj	107,063	985,028
	Fiskars Oyj Abp Series A	181,663	1,770,151
	F-Secure Oyj	447,078	1,181,466
*	GeoSentric Oyj	244,900	10,672
#	Glaston Oyj Abp	131,940	168,626
	HKScan Oyj Series A	72,398	451,951

4

	Huhtamaki Oyj	338,637	2,115,062
	Ilkka-Yhtyma Oyj	34,432	346,137
	KCI Konecranes Oyj	243,819	4,244,492
#	Kemira Oyj	248,868	2,091,304
#	Kesko Oyj	104,705	2,638,283
	Laennen Tehtaat Oyj	18,920	357,353
#	Lassila & Tikanoja Oyj	117,954	1,840,450
	Lemminkainen Oyj	13,072	240,857
#	M-Real Oyj Series B	3,798,185	3,766,116
	Neomarkka Oyj	16,652	133,443
	Nokian Renkaat Oyj	325,926	3,703,086
	Nordic Aluminium Oyj	10,440	188,920
	Okmetic Oyj	54,904	184,275
	Olvi Oyj Series A	31,354	688,822
	Oriola-KD Oyj Class A	26,000	47,460
	Oriola-KD Oyj Class B	55,236	99,677
	Orion Oyj Series A	96,540	1,636,615
	Orion Oyj Series B	253,721	4,315,196
*	Outotec Oyj	36,018	558,442
	PKC Group Oyj	48,390	222,435
#	Pohjola Bank P.L.C.	246,840	3,433,066
	Ponsse Oyj	22,814	145,220
	Poyry Oyj	180,742	1,982,915
	Raisio P.L.C.	462,617	959,540
#	Ramirent Oyj	299,709	1,396,196
	Rapala VMC Oyj	113,258	560,296
	Rautaruukki Oyj Series K	53,399	932,633
	Raute Oyj Series A	10,390	93,930
*	Ruukki Group Oyj	303,857	487,988
	Sanoma Oyj	151,379	1,966,132
	Scanfil Oyj	123,479	353,593
	Sponda Oyj	159,511	699,937
	Stockmann Oyj Abp Series A	43,914	627,663
#	Stockmann Oyj Abp Series B	99,920	1,380,284
	Talentum Oyj	129,629	338,812
#	Teleste Oyi	53,559	169,501
	TietoEnator Oyj	277,638	3,054,434
	Trainers’ House P.L.C.	107,200	83,151
	Tulikivi Oyj	79,440	74,173
	Turkistuottajat Oyj	8,490	94,784
#	Uponor Oyj Series A	206,241	2,243,903
	Vacon Oyj	43,052	1,116,273
	Vaisala Oyj Series A	39,132	1,216,510
	Viking Line AB	10,400	462,378
	Wartsila Corp. Oyj Series B	77,401	2,338,758
#	YIT Oyj	50,319	328,517

TOTAL — FINLAND			75,481,969

FRANCE — (11.7%)
COMMON STOCKS — (11.7%)
	Akka Technologies SA	6,050	85,450

5

	Ales Groupe SA	32,639	475,105
*	Alten	60,626	1,293,121
# *	Altran Technologies SA	343,804	1,314,403
#	April Group SA	70,844	1,808,717
	Arkema	199,362	3,435,684
	Assystem	52,519	407,720
	Atos Origin SA	95,975	2,415,701
	Aubay	28,405	101,779
#	Audika SA	21,857	483,124
# *	Axorys SA	11,700	11,710
*	Baccarat SA	1,090	167,152
	Banque Tarneaud SA	1,430	189,581
#	Beneteau SA	176,815	1,679,347
*	Bigben Interactive	7,762	66,973
	bioMerieux	11,573	971,174
	Boiron SA	25,156	607,792
	Boizel Chanoine Champagne SA	6,122	302,176
*	Bonduelle SCA	12,784	1,049,453
	Bongrain SA	14,661	978,262
#	Bourbon SA	147,476	3,729,333
# *	Bull SA	289,386	467,623
	Burelle SA	3,914	275,076
*	Cafom SA	5,092	38,138
	Canal Plus SA	272,646	1,570,981
#	Carbone Lorraine SA	54,832	1,369,935
#	CBo Territoria	28,320	72,779
	Cegedim SA	11,176	552,996
*	Cesar SA	14,219	30,438
# *	Club Mediterranee SA	45,228	759,599
	Compagnie Industrielle et Financiere D’Entreprises	1,200	72,560
	Compagnie International Andre Trigano SA	983	84,866
	CS Communication & Systemes	7,938	55,289
	Damartex SA	21,236	367,159
	Delachaux SA	27,616	1,709,047
#	Derichebourg	562,064	1,278,166
*	Dollfus Mieg & Cie SA	54,239	87,458
*	Dynaction SA	14,655	112,286
	EDF Energies Nouvelles SA	27,785	984,319
	Electricite de Strasbourg	22,706	2,658,698
	Esso Ste Anonyme Francaise	8,945	899,071
#	Establissements Maurel et Prom	296,036	3,390,780
	Euler Hermes SA	29,892	1,473,328
*	Euro Disney SCA (4320878)	89	15
# *	Euro Disney SCA (B29QD14)	48,370	243,672
	Exel Industries SA	10,841	352,645
	Explosifs et de Produits Chimiques	524	88,731
#	Fimalac SA	29,963	932,406
	Finuchem SA	18,510	151,145
	Fleury Michon SA	4,694	163,819
	Francois Freres (Tonnellerie) SA	3,839	120,499
	Gascogne SA	6,907	313,035
	Gaumont SA	14,184	898,826

6

# *	GECI International	63,334	174,463
*	GECI International I07 Shares	10,786	15
# *	Gemalto NV	161,967	4,074,782
	Gevelot SA	3,584	80,482
	GFI Informatique SA	122,870	442,259
	Gifi	7,360	358,333
	Ginger (Groupe Ingenierie Europe)	10,523	159,910
	GL Events	7,882	143,149
	GPE Groupe Pizzorno	5,200	113,136
	Grands Moulins de Strasbourg	110	64,220
*	Groupe Ares	21,994	34,547
	Groupe Crit	24,673	313,577
*	Groupe Eurotunnel SA	170,564	923,525
#	Groupe Flo SA	22,019	86,578
*	Groupe Go Sport SA	2,740	62,447
	Groupe Guillin SA	1,200	53,775
#	Groupe Open	27,590	160,325
#	Groupe Steria SCA	65,651	736,440
	Guerbet SA	5,824	866,821
	Guyenne et Gascogne SA	25,246	2,164,488
#	Haulotte Group SA	55,825	351,723
#	Havas SA	1,165,955	2,416,449
	Idsud	2,227	117,356
	Imerys SA	21,540	984,486
#	IMS International Metal Service SA	53,464	693,559
	Ingenico SA	101,520	1,577,822
	Ipsen SA	14,966	584,971
	Ipsos SA	83,610	2,255,610
#	Kaufman et Broad SA	2,387	26,583
	Korian	5,455	140,172
#	Laurent-Perrier	11,820	973,354
# *	Lectra	83,499	377,883
	Lisi SA	16,055	552,283
# *	LVL Medical Groupe SA	24,346	295,668
	M6 Metropole Television	148,116	2,871,550
#	Manitou BF SA	46,880	535,619
#	Manutan International SA	13,517	585,344
	MGI Coutier SA	2,753	31,582
*	MoneyLine SA	11	—
	Mr. Bricolage SA	23,846	341,313
#	Naturex	6,954	253,330
#	Neopost SA	61,086	5,542,834
	Nexans SA	92,377	5,531,738
	Norbert Dentressangle	12,330	474,935
*	Oeneo	102,487	128,102
# *	Orpea	97,899	3,544,757
*	Osiatis	1,400	3,692
	PagesJaunes SA	1,385	13,648
	Paris Orleans et Cie SA	2,660	62,622
	Pierre & Vacances	15,567	829,750
	Plastic Omnium SA	29,952	308,715
	Plastivaloire SA	4,552	108,762

7

	PSB Industries SA	8,438	145,584
	Radiall SA	5,231	341,765
	Rallye SA	77,113	1,747,550
*	Recylex SA	35,449	123,532
#	Remy Cointreau SA	74,447	3,090,198
	Rexel SA	165,885	1,108,690
	Rhodia SA	224,856	1,426,808
	Robertet SA	3,167	317,971
	Rougier SA	6,120	198,359
	Rubis SA	30,230	1,914,169
# *	S.T. Dupont SA	39,440	8,259
	Sabeton SA	13,500	203,228
	Saft Groupe SA	41,284	1,118,713
	SAMSE SA	8,545	654,302
	SCOR SE	268,815	6,210,546
	SEB SA	88,673	2,666,753
	Sechilienne SA	54,906	2,459,737
	Securidev SA	2,500	54,133
*	Seloger.com	2,853	41,965
	Signaux Girod SA	894	58,848
	Societe BIC SA	84,787	4,878,170
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	3,497,649
#	Societe Pour l’Informatique Industrielle SA	40,908	244,676
#	Societe Television Francaise 1	51,700	757,481
# *	Soitec SA	107,280	481,056
*	Solving International SA	2,012	5,244
	Somfy SA	21,848	3,482,742
	Sopra Group SA	22,982	802,470
	Sperian Protection	18,519	1,155,463
#	Stallergenes SA	32,698	1,750,218
	STEF-TFE	28,838	1,335,764
	Sucriere de Pithiviers Le Vieil	1,773	1,141,018
	Synergie SA	32,941	428,133
	Teleperformance SA	158,000	4,422,538
	Tessi SA	5,050	176,099
# *	Theolia SA	86,282	368,892
*	Thomson	1,013,751	1,372,369
*	UbiSoft Entertainment SA	196,028	3,845,990
	Union Financiere de France Banque SA	15,895	451,082
#	Valeo SA	232,962	3,470,424
	Viel et Compagnie	158,130	463,148
	Vilmorin et Cie SA	18,821	1,926,228
	Virbac SA	16,251	1,312,406
	VM Materiaux SA	6,914	324,407
	Vranken Pommery Monopole	9,594	269,117
#	Zodiac SA	105,911	3,867,190
TOTAL COMMON STOCKS			152,799,710

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	285
*	Bigben Interactive Warrants 12/31/08	2,100	1,489

8

*	Cybergun Warrants Series A 07/15/09	1,136	16
*	Cybergun Warrants Series B 07/15/10	1,136	142
*	Groupe Focal SA Warrants 02/21/10	466	—
*	Infogrames Entertainment SA Warrants 12/31/09	77,833	2,813
TOTAL RIGHTS/WARRANTS			4,745

TOTAL — FRANCE			152,804,455

GERMANY — (14.7%)
COMMON STOCKS — (14.7%)
	A.S. Creation Tapeton AG	6,853	175,936
*	AAP Implantate AG	47,250	95,030
#	Aareal Bank AG	723,601	5,930,431
*	Abwicklungsellschaft Roesch AG	7,300	319
	ADCapital AG	33,040	249,097
*	Adlink Internet Media AG	69,691	339,093
	Agrob AG	5,800	75,729
#	Aixtron AG	259,027	1,773,169
	Amadeus Fire AG	16,192	199,477
	Andreae-Noris Zahn AG	26,412	750,562
# *	Arcandor AG	241,547	1,074,234
*	Augusta Technologie AG	26,396	358,918
	Baader Bank AG	138,248	434,210
	Bauer AG	4,607	194,629
	Bechtle AG	39,024	766,515
#	Bertrandt AG	22,607	556,662
*	Beta Systems Software AG	8,550	26,433
	Bilfinger Berger AG	130,384	6,750,464
*	Biolitec AG	26,843	122,014
	Biotest AG	21,560	1,682,046
*	BKN International AG	35,508	40,225
	BMP AG	45,099	48,290
# *	Borussia Dortmund GmbH & Co. KGaA	208,512	384,791
# *	Business Media China AG	15,212	88,038
# *	Carl Zeiss Meditec AG	36,394	451,893
# *	CENTROTEC Sustainable AG	41,054	608,510
#	Cewe Color Holding AG	13,917	287,167
#	Comdirect Bank AG	131,903	1,168,371
*	CropEnergies AG	6,700	26,399
	CTS Eventim AG	51,845	1,812,853
#	Curanum AG	83,165	448,739
*	D. Logistics AG	113,203	185,125
	DAB Bank AG	130,043	504,661
	Data Modul AG	10,414	145,114
*	Demag Cranes AG	14,647	396,398
#	Deutsche Euroshop AG	87,386	3,057,048
#	Deutz AG	249,610	878,883
	Dierig Holding AG	10,500	89,596
#	Douglas Holding AG	100,341	4,540,483
	Dr. Hoenle AG	14,858	95,079
	Drillisch AG	92,184	226,569
	Duerr AG	37,719	676,778

9

	DVB Bank SE	173,470	6,309,480
	Elexis AG	32,938	378,701
*	Elmos Semiconductor AG	34,592	112,352
#	ElreingKlinger AG	18,000	179,399
# *	EM. Sports Media AG	155,529	546,032
	Erlus AG	297	80,532
	Euwax AG	17,978	1,140,935
# *	Evotec AG	1,412,219	1,497,912
#	Fielmann AG	56,670	3,730,753
*	Freenet AG	225,238	1,354,154
#	Fuchs Petrolub AG	29,856	1,608,988
	GBW AG	28,417	434,511
	GEA Group AG	52,412	923,628
*	Gerresheimer AG	21,880	603,916
	Gerry Weber International AG	48,142	1,398,561
	Gesco AG	9,182	572,904
#	GFK AG	75,456	2,308,297
*	GFT Technologies AG	66,050	123,366
	Gildemeister AG	43,990	509,174
	Grammer AG	5,985	60,433
	Grenkeleasing AG	31,484	793,519
	Hamborner AG	63,000	494,358
*	Hansa Group AG	146,815	183,596
#	Hawesko Holding AG	19,463	506,386
# *	IDS Scheer AG	10,372	88,318
*	IKB Deutsche Industriebank AG	21,843	33,602
#	Indus Holding AG	40,147	763,088
	Innovation in Traffic Systems AG	23,949	187,384
*	Integralis AG	28,950	131,004
	INTERSEROH SE	22,142	1,113,897
# *	Intershop Communications AG	58,426	122,770
#	Isra Vision Systems AG	10,917	127,815
#	IVG Immobilien AG	530,609	4,432,221
# *	Jenoptik AG	153,250	1,107,342
	K&S AG	7,984	456,314
*	Kampa AG	35,505	128,381
#	Kizoo AG	33,967	225,457
	Kontron AG	176,510	1,802,070
	Krones AG	72,622	3,222,871
	KSB AG	4,390	2,206,461
#	Kuka AG	83,226	1,569,762
	KWS Saat AG	18,319	2,936,100
	Lanxess AG	218,704	4,199,491
*	Leifheit AG	12,500	113,588
#	Leoni AG	112,502	2,106,363
	Loewe AG	25,187	316,383
*	Manz Automation AG	553	32,574
*	Marbert AG	1,360	10,975
#	MasterFlex AG	10,531	91,934
# *	Maxdata Computer AG	94,120	11,289
*	Mediclin AG	119,554	507,048
# *	Medigene AG	87,499	539,744

10

#	Medion AG	81,672	702,338
	Mensch und Maschine Software AG	27,532	140,538
#	MLP AG	213,752	2,996,925
*	Mologen AG	22,062	187,672
*	Morphosys AG	57,456	1,497,803
	MTU Aero Engines Holding AG	163,223	4,415,941
	Muehlabauer Holdings AG & Co. KGaA	14,905	362,784
	MVV Energie AG	114,815	5,204,720
#	Nemetschek AG	23,340	358,362
*	Nexus AG	33,813	77,383
#	Norddeutsche Affinerie AG	150,696	5,987,620
# *	Nordex AG	104,915	1,534,229
*	november AG	32,224	19,833
#	OHB Technology AG	37,069	406,780
	Oldenburgische Landesbank AG	4,234	288,249
	P&I Personal & Informatik AG	17,889	294,106
	PC-Ware AG	15,184	348,916
#	Pfeiffer Vacuum Technology AG	30,723	2,037,189
#	Pfleiderer AG	166,950	1,597,711
# *	Plambeck Neue Energien AG	148,115	412,246
*	Plasmaselect AG	324,899	263,796
#	Progress-Werk Oberkirch AG	6,250	148,521
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	239,583
	Puma AG Rudolf Dassler Sport	2,479	495,338
*	PVA TePla AG	51,882	233,867
*	QIAGEN NV	439,775	7,727,799
*	QSC AG	287,340	516,228
	R. Stahl AG	14,410	384,413
#	Rational AG	14,646	1,830,201
	REALTECH AG	13,541	102,704
#	Renk AG	18,838	1,402,827
# *	REpower Systems AG	5,723	909,260
	Rheinmetall AG	107,359	3,570,683
	Rhoen-Klinikum AG	284,706	7,073,419
	Ruecker AG	21,675	153,434
	Sartorius AG	31,248	502,176
	Sektkellerei Schloss Wachenheim AG	15,120	91,228
*	SER Systems AG	9,400	328
# *	SGL Carbon AG	217,830	7,293,208
*	Sinner AG	2,660	71,281
#	Sixt AG	37,202	602,382
	SM Wirtschaftsberatungs AG	18,841	149,660
	Software AG	70,053	4,011,641
# *	Solar Millennium AG	34,471	607,576
# *	Solarworld AG	46,442	1,029,047
# *	Solon SE	18,438	384,386
	Stada Arzneimittel AG	173,213	4,982,671
	STINAG Stuttgarter Invest AG	35,003	844,734
*	Stoehr & Co. AG	11,000	38,010
#	Stratec Biomedical Systems AG	26,506	495,062
	Sued-Chemie AG	28,301	3,098,522
#	Suedzucker AG	156,058	2,392,502

11

# *	Suess Microtec AG	59,969	114,703
	Symrise AG	164,574	2,292,237
	Syzygy AG	30,656	128,018
	Takkt AG	126,507	1,404,928
*	TDS Informationstechnologie AG	89,063	437,763
	Telegate AG	20,500	175,919
*	Tognum AG	59,987	777,432
# *	Tomorrow Focus AG	101,081	358,307
	TUI AG	75,035	884,192
	Umweltbank AG	17,805	421,562
	United Internet AG	27,992	249,189
	VBH Holding AG	9,415	51,175
# *	Versatel AG	12,209	174,387
	Vossloh AG	35,932	4,032,191
*	Wanderer-Werke AG	7,903	12,028
	Wincor Nixdorf AG	112,151	5,245,023
# *	Wirecard AG	255,878	1,506,255
	Wuerttembergische Lebensversicherung AG	27,308	652,216
	Wuerttembergische Metallwarenfabrik AG	29,451	834,023
TOTAL COMMON STOCKS			192,421,491

RIGHTS/WARRANTS — (0.0%)
*	IKB Deutsche Industriebank AG Rights 12/08/08	21,843	—

TOTAL — GERMANY			192,421,491

GREECE — (3.1%)
COMMON STOCKS — (3.1%)
	Agricultural Bank of Greece S.A.	329,017	641,527
*	Agricultural Insurance S.A.	1,399	3,290
	Alapis Holdings Industrial & Commercial S.A.	2,093,884	1,576,655
*	Alfa Alfa Energy S.A.	3,810	7,362
	Alfa-Beta Vassilopoulos S.A.	20,879	734,776
*	Altec S.A. Information & Communication Systems	80,278	23,507
	Alumil Milonas Aluminum Industry S.A.	52,886	83,889
*	Alysida S.A.	2,376	6,576
	Anek Lines S.A.	620,975	708,904
	Aspis Bank S.A.	228,007	298,706
*	Astir Palace Hotels S.A.	93,886	449,665
	Athens Medical Center S.A.	150,874	252,059
*	Atlantic Supermarkets S.A.	35,080	73,182
	Atti-Kat S.A.	56,554	17,368
	Autohellas S.A.	83,520	143,011
*	Babis Vovos International Construction S.A.	59,807	744,925
*	Balafas S.A.	15,200	4,014
*	Balkan Real Estate S.A.	41,970	113,028
	Bank of Attica S.A.	202,452	823,821
	Bank of Greece	73,229	3,951,644
	Benrubi S.A.	20,823	92,081
	Centric Multimedia S.A.	51,942	75,378
*	Daios Plastics S.A.	16,350	159,482

12

	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	177,709	470,221
*	Dynamic Life S.A.	16,440	—
	Elastron S.A.	247,021	199,458
*	Elbisco Holding S.A.	28,098	35,152
	Elektrak S.A.	36,580	136,465
	Elektroniki Athinon S.A.	34,490	144,013
*	Elephant S.A.	26,310	—
	Ellaktor S.A.	508,053	3,040,057
*	Emporiki Bank of Greece S.A.	5,563	44,136
	Etma Rayon S.A.	11,242	22,034
	Euro Reliance General Insurance Co. S.A.	55,110	57,444
	Euromedica S.A.	67,698	433,562
	EYDAP Athens Water Supply & Sewage Co. S.A.	63,535	451,417
	F.G. Europe S.A.	4,536	6,056
	Fourlis Holdings S.A.	128,489	894,775
	Frigoglass S.A.	85,507	405,385
	GEK Group of Cos S.A.	267,249	1,245,875
	Halkor S.A.	226,556	233,610
	Hellenic Cables S.A.	65,236	132,724
	Hellenic Duty Free Shops S.A.	98,334	786,882
	Hellenic Exchanges S.A.	133,376	1,040,663
	Hellenic Petroleum S.A.	122,269	919,197
*	Hellenic Sugar Industry S.A.	78,005	123,905
	Heracles General Cement Co. S.A.	77,436	861,569
	Iaso S.A.	206,042	1,279,727
	Inform P. Lykos S.A.	35,570	90,192
*	Informatics S.A.	3,778	1,628
	Intracom Technical & Steel Constructions S.A.	345,350	212,310
*	Ionian Hotel Enterprises S.A.	16,914	370,648
*	Ipirotiki Software & Publications S.A.	22,110	59,624
	Karelia Tobacco Co., Inc. S.A.	5,810	356,233
	Kathimerini Publishing S.A.	47,170	393,727
*	Katselis Sons S.A. Bread Industry	41,545	44,547
	Lambrakis Press S.A.	115,149	335,844
*	Lan-Net S.A.	126,887	21,165
*	Lavipharm S.A.	96,324	99,362
*	Loulis Mills S.A.	41,702	149,676
*	Marfin Financial Group S.A.	60,903	246,213
*	Maritime Company of Lesvos S.A.	299,836	200,057
	Metka S.A.	97,586	899,816
	Michaniki S.A.	165,545	319,556
	Motodynamic S.A.	2,182	5,672
	Motor Oil (Hellas) Corinth Refineries S.A.	129,895	1,388,757
	Mytilineos Holdings S.A.	308,027	1,702,220
*	Neorion New S.A. Holdings	24,145	17,797
*	Pegasus Publishing S.A.	95,510	327,172
*	Petzetakis S.A.	22,098	8,600
	Piraeus Port Authority S.A.	17,752	243,567
*	Promota Hellas S.A.	8,860	2,833
	Real Estate Development & Services S.A.	94,497	242,214
	S&B Industrial Minerals S.A.	54,669	608,597
	Sanyo Hellas S.A.	23,637	10,875

13

	Sarantis S.A.	74,884	441,852
*	Selected Textile Industry Assoc. S.A.	87,690	47,621
	Sfakianakis S.A.	91,320	180,574
*	Shelman Hellenic-Swiss Wood S.A.	155,548	50,078
*	Singularlogic S.A.	100,470	287,421
*	Spyroy Agricultural Products S.A.	61,348	75,810
	Teletypos S.A. Mega Channel	77,669	575,526
*	Themeliodomi S.A.	37,422	19,247
	Thessaloniki Port Authority S.A.	6,936	94,658
	Thrace Plastics Co. S.A.	109,280	96,007
	Titan Cement Co. S.A.	76,527	1,485,446
	TT Hellenic Postbank S.A.	322,690	2,513,719
*	Varvaressos S.A. European Spinning Mills	36,350	10,651
	Viohalco S.A.	406,612	2,333,860

TOTAL — GREECE			40,520,549

IRELAND — (2.5%)
COMMON STOCKS — (2.5%)
	Abbey P.L.C.	84,370	387,399
*	Aer Lingus Group P.L.C.	380,166	795,814
*	Aminex P.L.C.	440,966	44,897
*	Aryzta AG	175,745	5,618,759
*	BlackRock International Land P.L.C.	897,420	61,964
	C&C Group P.L.C. (B010DT8)	394,207	799,149
	C&C Group P.L.C. (B011Y09)	313,191	632,978
	DCC P.L.C.	308,989	4,507,659
	Donegal Creameries P.L.C.	26,085	102,884
*	Dragon Oil P.L.C.	1,347,570	3,091,993
	FBD Holdings P.L.C.	125,728	1,278,834
	Fyffes P.L.C.	1,020,533	355,809
	Glanbia P.L.C. (0066950)	700,613	2,090,643
	Glanbia P.L.C. (4058629)	1,000	2,983
	Grafton Group P.L.C.	107,557	346,123
	Greencore Group P.L.C.	601,145	788,275
	IFG Group P.L.C.	205,432	134,764
	Independent News & Media P.L.C.	1,021,294	601,505
	Irish Continental Group P.L.C.	91,113	2,267,524
	Irish Life & Permanent P.L.C.	51,604	113,020
# *	Kenmare Resources P.L.C.	2,265,253	238,485
	Kingspan Group P.L.C.	351,640	1,536,780
*	Lantor	34,575	—
	McInerney Holdings P.L.C. (B1W38B0)	657,135	159,301
*	McInerney Holdings P.L.C. (B1XGF06)	40,000	9,687
	Paddy Power P.L.C.	180,573	3,399,449
*	Providence Resources P.L.C.	6,258,198	217,708
	Smurfit Kappa Group P.L.C.	273,766	693,630
	Total Produce P.L.C.	871,395	278,638
	United Drug P.L.C.	790,348	2,460,632
*	Waterford Wedgwood P.L.C.	7,869,750	10,939
TOTAL COMMON STOCKS			33,028,225

14

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—

TOTAL — IRELAND			33,028,225

ITALY — (7.6%)
COMMON STOCKS — (7.6%)
# *	A.S. Roma SpA	293,436	255,595
	ACEA SpA	177,488	2,419,131
	Acegas-APS SpA	110,973	779,461
	Actelios SpA	15,845	68,417
*	Aedes SpA	1,134,026	703,081
	Aeroporto de Firenze SpA	17,399	424,887
*	Ansaldo STS SpA	4,230	59,948
	Astaldi SpA	216,415	1,233,454
#	Autogrill SpA	231,260	1,772,045
#	Azimut Holding SpA	424,469	2,315,090
#	Banca Finnat Euramerica SpA	685,945	491,531
	Banca Generali SpA	21,809	86,166
	Banca Ifis SpA	52,946	461,942
	Banca Intermobiliare SpA	26,648	105,193
# *	Banca Italease SpA	243,660	780,662
	Banca Piccolo Credito Valtellinese Scarl SpA	478,970	4,756,092
	Banca Popolare di Milano Scarl	255,495	1,535,764
	Banca Profilo SpA	253,156	173,306
	Banco di Desio e della Brianza SpA	232,296	1,513,227
	Beghelli SpA	427,981	314,156
	Benetton Group SpA	209,290	1,816,189
#	Beni Stabili SpA	1,309,500	920,344
#	Biesse SpA	54,004	299,192
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	443,865
	Brembo SpA	141,075	756,925
	Bulgari SpA	395,239	2,518,650
	Buzzi Unicem SpA	63,552	1,068,634
	C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	1,497,348
	Caltagirone SpA	248,460	861,150
	Cam Finanziaria SpA	36,527	14,112
	Carraro SpA	85,800	299,791
	Cembre SpA	40,330	188,471
	Cementir SpA	254,820	904,005
*	Ciccolella SpA	30,000	31,549
#	Class Editore SpA	165,655	161,990
	Credito Artigiano SpA	361,183	1,018,522
	Credito Bergamasco SpA	133,144	4,450,492
	Credito Emiliano SpA	228,115	1,204,001
	CSP International Fashion Group SpA	52,952	61,439
	Danieli & Co. SpA	54,740	593,922
	Davide Campari - Milano SpA	457,009	3,167,869
	De Longhi SpA	305,654	622,396
*	DiaSorin SpA	25,659	522,277
# *	Digital Multimedia Technologies SpA	24,275	432,118

15

*	EEMS Italia SpA	4,797	7,819
#	Emak SpA	57,399	320,834
# *	ERG Renew SpA	95,849	88,425
	ERG SpA	189,613	2,338,791
*	ErgyCapital SpA	4,794	2,634
	Esprinet SpA	37,000	173,280
*	Eurotech SpA	49,871	180,686
*	Fastweb SpA	30,260	905,049
# *	Fiera Milano SpA	37,863	229,204
	Gefran SpA	31,849	134,075
# *	Gemina SpA	1,186,766	620,449
	Geox SpA	127,283	801,712
	Gewiss SpA	232,707	856,853
	Granitifiandre SpA	79,737	372,407
	Gruppo Ceramiche Ricchetti SpA	127,131	181,330
*	Gruppo Coin SpA	77,286	240,223
	Gruppo Editoriale L’Espresso SpA	639,121	1,052,967
#	Hera SpA	1,147,956	2,497,099
	I Grandi Viaggi SpA	98,547	103,802
#	Immsi SpA	696,806	698,105
# *	Impregilo SpA	1,180,326	3,429,373
#	Indesit Co. SpA	177,464	1,081,981
	Industria Macchine Automatique SpA	58,626	1,095,345
	Industria Romagnola Conduttori Elettrici SpA	43,452	90,665
	Intek SpA	661,259	275,877
	Interpump Group SpA	241,525	1,494,321
	Iride SpA	1,343,807	1,798,615
*	Isagro SpA	10,591	38,675
	Italcementi SpA	6,003	78,005
	Italmobiliare SpA	23,493	945,439
	Mariella Burani SpA	32,721	471,635
	Marr SpA	127,201	978,550
	Mediolanum SpA	109,024	473,765
	Meliorbanca SpA	249,443	1,032,799
	Milano Assicurazioni SpA	635,144	1,994,714
	Mirato SpA	36,779	237,852
#	Mondadori (Arnoldo) Editore SpA	361,989	1,802,466
*	Monrif SpA	315,834	197,091
*	Montefibre SpA	182,887	58,202
# *	Nice SpA	14,229	35,183
*	Pagnossin SpA	9,000	—
#	PanariaGroup Industrie Ceramiche SpA	42,000	131,501
	Permasteelisa SpA	65,300	902,820
# *	Piaggio & C SpA	353,619	639,635
*	Pininfarina SpA	82,321	452,483
	Pirelli & Co. SpA	4,455,401	1,682,698
#	Premafin Finanziaria SpA	961,257	1,722,943
*	Prysmian SpA	96,888	1,534,317
*	RDM Realty SpA	5,771	11,371
	Recordati SpA	390,377	2,142,902
*	Richard-Ginori 1735 SpA	140,800	80,636
#	Sabaf SpA	22,649	475,878

16

	SAES Getters SpA	30,068	253,771
#	Safilo Group SpA	503,765	436,124
*	Seat Pagine Gialle SpA	3,096,315	260,421
# *	Snai SpA	85,704	265,105
	Societa Iniziative Autostradali e Servizi SpA	36,473	230,194
#	Societe Cattolica di Assicurazoni Scrl SpA	158,551	5,663,312
	Sogefi SpA	173,096	305,352
	Sol SpA	166,511	651,018
*	Sorin SpA	1,079,611	718,550
*	Stefanel SpA	216,413	120,486
# *	Tiscali SpA	1,176,229	1,193,481
#	Tod’s SpA	50,479	2,197,056
#	Trevi Finanziaria SpA	121,804	1,301,502
*	Viaggi del Ventaglio SpA	93,237	29,406
	Vianini Industria SpA	59,070	126,909
	Vianini Lavori SpA	175,180	988,380
*	Vincenzo Zucchi SpA	144,350	132,720
	Vittoria Assicurazioni SpA	121,346	655,660
TOTAL COMMON STOCKS			98,827,327

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Warrants 12/30/11	178,760	7,703

TOTAL — ITALY			98,835,030

NETHERLANDS — (5.1%)
COMMON STOCKS — (5.1%)
#	Aalberts Industries NV	355,012	2,521,702
	Accell Group NV	33,378	839,463
*	AFC Ajax NV	18,134	178,814
	Amsterdam Commodities NV	60,689	293,509
#	Arcadis NV	180,820	2,387,385
# *	ASM International NV	196,173	1,700,061
*	Atag Group NV	4,630	1,866
	Batenburg Beheer NV	10,306	273,712
#	Beter Bed Holding NV	67,391	803,860
	Boskalis Westminster CVA	133,054	3,104,197
#	Brunel International NV	49,814	595,820
	Crown Van Gelder NV	18,307	149,403
# *	Crucell NV	230,971	3,524,555
*	Crucell NV ADR	45,768	693,385
	DOCdata NV	22,463	176,698
	Draka Holding NV	47,528	437,390
#	Eriks Group NV	42,708	1,559,742
#	Exact Holding NV	59,787	1,098,892
	Fornix Biosciences NV	29,890	292,180
	Fugro NV	30,035	863,296
	Grontmij NV	75,848	1,860,439
	Imtech NV	248,834	4,199,121
#	Innoconcepts NV	77,911	361,344
*	Jetix Europe NV	127,165	1,927,151

17

	Kas Bank NV	47,628	667,726
#	Kendrion NV	39,829	401,231
#	Koninklijke Bam Groep NV	415,704	3,748,965
#	Koninklijke Ten Cate NV	95,407	2,145,921
	Koninklijke Vopak NV	71,411	2,706,264
*	Laurus NV	255,159	974,596
	Macintosh Retail Group NV	43,877	400,443
	Nederlandsche Apparatenfabriek NV	28,810	715,144
*	Nedfield NV	1,058	809
	Nutreco Holding NV	139,331	4,578,412
#	Oce NV	336,989	1,488,670
#	OPG Groep NV	208,313	2,704,733
	Ordina NV	150,761	604,329
*	Punch Graphix NV	49,509	124,471
# *	Qurius NV	351,539	119,068
	Randstad Holdings NV	25,148	513,215
	Royal Reesink NV	2,050	194,427
	RSDB NV	12,436	299,477
*	Samas NV	435,697	340,554
	SBM Offshore NV	93,121	1,223,405
#	Sligro Food Group NV	95,164	1,984,910
	Smit Internationale NV	44,064	2,171,555
	SNS Reaal	161,953	890,159
	Stern Groep NV	1,258	23,059
#	Telegraaf Media Groep NV	167,262	2,913,456
*	Textielgroep Twenthe NV	1,000	3,475
#	TKH Group NV	98,188	1,105,122
# *	TomTom NV	83,252	609,783
	Unit 4 Agresso NV	74,403	824,873
	USG People NV	187,078	2,420,740
*	Van der Moolen Holding NV	117,201	355,385
	Wavin NV	61,151	200,233

TOTAL — NETHERLANDS			67,298,595

NORWAY — (2.1%)
COMMON STOCKS — (2.1%)
#	Aktiv Kapital ASA	78,617	418,626
	Arendals Fosse Kompani ASA	100	25,814
# *	Blom ASA	80,567	164,809
#	Bonheur ASA	56,200	1,186,425
*	BW Gas, Ltd.	117,729	179,699
# *	BW Offshore, Ltd.	130,779	82,200
#	Camillo Eitze & Co. ASA	58,200	110,891
#	Cermaq ASA	231,312	889,869
*	Copeinca ASA	32,494	39,538
# *	Det Norske Oljeselskap ASA	3,050,200	2,015,551
#	DOF ASA	117,912	583,237
	EDB Business Partner ASA	167,534	331,107
*	Eitzen Chemical ASA	21,068	26,075
	Ekornes ASA	111,890	1,083,920
*	Ementor ASA	222,782	540,281

18

	Farstad Shipping ASA	59,440	581,389
#	Ganger Rolf ASA	52,803	1,072,269
*	Gregoire ASA	25,808	2,727
	Havila Shipping ASA	22,400	113,290
# *	IOT Holdings ASA	75,603	1,620
	Kongsberg Gruppen ASA	33,734	1,598,292
*	Kverneland Group ASA	258,080	228,623
*	Marine Harvest	2,805,081	429,782
*	Nordic Semiconductor ASA	4,000	10,352
*	Norse Energy Corp. ASA	1,143,079	601,659
# *	Norske Skogindustrier ASA Series A	320,620	635,173
# *	Norwegian Air Shuttle ASA	49,007	266,926
	Odfjell ASA Series A	92,300	579,177
*	ODIM ASA	56,787	241,302
	Olav Thon Eiendomsselskap ASA	12,980	912,833
*	Otrum ASA	50,600	23,213
*	PCI Biotech AS	3,357	3,236
# *	Petrolia Drilling ASA	7,426,093	591,634
# *	Photocure ASA	33,562	106,741
*	Prosafe ASA	384,606	1,470,165
*	Prosafe Production Public, Ltd.	132,500	213,420
	Rieber and Son ASA Series A	106,654	541,756
# *	Roxar ASA	111,454	56,199
	Scana Industrier ASA	294,078	352,612
#	Schibsted ASA	65,794	792,428
	Solstad Offshore ASA	58,300	494,598
	SpareBanken 1 SMN	149,010	655,090
	Tandberg ASA Series A	151,863	1,673,596
*	TGS Nopec Geophysical Co. ASA	429,529	2,181,627
#	Tomra Systems ASA	587,328	2,011,649
#	TTS Marine ASA	41,000	98,805
	Veidekke ASA	310,230	1,013,979
	Wilh. Wilhelmsen ASA	61,950	854,947

TOTAL — NORWAY			28,089,151

PORTUGAL — (1.3%)
COMMON STOCKS — (1.3%)
#	Altri SGPS SA	94,568	277,470
	Banco BPI SA	467,800	1,143,371
*	Banif SGPS SA	130,016	198,333
	Corticeira Amorim	223,729	251,938
	Finibanco Holdings SGPS SA	191,352	629,096
	Ibersol SGPS SA	20,401	196,244
# *	Impresa Sociedade Gestora de Participacoes SA	369,303	433,047
# *	Investimentos Participacoes e Gestao SA	319,480	151,534
	Jeronimo Martins SGPS SA	563,035	3,127,111
#	Mota-Engil SGPS SA	341,524	1,123,040
*	Novabase SGPS	65,729	419,957
# *	ParaRede SGPS SA	54,559	48,851
#	Portucel-Empresa Produtora de Pasta de Papel SA	827,234	1,786,787

19

#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	1,555,812
*	Redes Energeticas Nacionais SA	178,117	704,831
	Sag Gest - Solucoes Automovel Globais SGPS SA	267,539	354,229
#	Sociedade de Investimento e Gestao SGPS SA	258,172	2,307,478
#	Sonae Industria SGPS SA	272,336	581,866
# *	Sonaecom SGPS SA	469,109	658,369
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	155,828
#	Teixeira Duarte Engenharia e Construcoes SA	734,737	613,974
	Toyota Caetano Portugal SA	53,308	571,316

TOTAL — PORTUGAL			17,290,482

SPAIN — (5.7%)
COMMON STOCKS — (5.7%)
#	Abengoa SA	134,166	2,261,184
	Adolfo Dominguez SA	20,351	194,857
#	Amper SA	88,114	560,645
#	Antena 3 de Television SA	240,050	1,465,535
# *	Avanzit SA	555,254	684,017
# *	Azkoyen SA	70,532	238,751
	Banco de Andalucia SA	9,516	437,218
#	Banco Guipuzcoano SA	335,442	2,639,800
#	Banco Pastor SA	252,571	1,793,480
*	Banco Popular Espanol SA	78,621	628,405
*	Baron de Ley SA	13,910	698,685
*	Bolsas y Mercados Espanoles	120,319	3,160,267
#	Campofrio Alimentacion SA	96,991	1,018,853
#	Cementos Portland Valderrivas SA	30,644	1,059,500
	Compania Vinicola del Norte de Espana SA	16,119	372,732
	Construcciones y Auxiliar de Ferrocarriles SA	7,283	2,589,620
# *	Corporacion Dermoestetica	65,100	322,289
#	Duro Felguera SA	172,631	902,344
	Ebro Puleva SA	304,797	4,231,174
#	Elecnor SA	198,254	1,977,065
# *	Ercros SA	2,261,056	516,775
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	455,399	1,943,358
# *	General de Alquiler de Maquinaria	32,241	250,297
#	Gestevision Telecinco SA	161,566	1,740,359
	Grupo Catalana Occidente SA	160,495	3,294,655
#	Grupo Empresarial Ence SA	358,144	1,297,280
	Iberia Lineas Aereas de Espana SA	1,381,661	3,896,848
	Iberpapel Gestion SA	25,850	337,601
# *	Inbesos SA	12,494	45,281
#	Indra Sistemas SA	46,045	1,056,861
	Inmobiliaria del Sur SA	2,902	86,098
# *	La Seda de Barcelona SA	1,923,682	927,682
*	Laboratorios Almirall SA	94,542	743,256
	Mecalux SA	38,470	709,950
	Miquel y Costas & Miquel SA	26,111	418,145
	Natra SA	85,540	486,695

20

# *	Natraceutical SA	725,142	513,209
#	NH Hoteles SA	252,650	1,326,741
#	Nicolas Correa SA	26,994	111,110
	Obrascon Huarte Lain SA	130,017	1,845,108
#	Papeles y Cartones de Europa SA	193,369	808,625
	Pescanova SA	25,677	973,210
	Prim SA	39,424	341,531
#	Promotora de Informaciones SA	303,496	979,102
	Prosegur Cia de Seguridad SA	87,574	2,914,638
*	Realia Business SA	74,690	163,074
#	Service Point Solutions SA	461,144	418,072
# *	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	255,547
#	Sol Melia SA	206,682	1,244,696
	SOS Cuetara SA	294,272	4,682,078
# *	Tavex Algodonera SA	244,131	181,989
*	Tecnicas Reunidas SA	12,462	329,204
*	Tecnocom Telecomunicaciones y Energia SA	132,841	654,144
#	Tubacex SA	427,191	1,429,785
	Tubos Reunidos SA	422,653	1,258,759
#	Unipapel SA	47,385	612,655
# *	Vertice Trescientos Sesenta Grados SA	57,183	56,067
	Vidrala SA	64,706	1,391,446
	Viscofan SA	183,430	3,647,282
#	Vocento SA	193,449	913,383
# *	Zeltia SA	556,824	2,690,821
TOTAL COMMON STOCKS			74,729,838

RIGHTS/WARRANTS — (0.0%)
*	Vertice Trescientos Sesenta Grados SA Rights 12/30/08	47,083	655

TOTAL — SPAIN			74,730,493

SWEDEN — (3.7%)
COMMON STOCKS — (3.7%)
#	Aarhuskarlshamn AB	52,836	730,431
#	Acando AB	160,086	213,812
*	Active Biotech AB	83,850	331,473
	Addtech AB Series B	59,000	607,912
	AF AB Series B	47,200	723,190
	Aros Quality Group AB	41,400	141,331
	Atrium Ljungberg AB Series B	15,200	122,478
	Axfood AB	89,350	1,935,322
#	Axis Communications AB	174,894	1,332,318
	B&B Tools AB	77,850	513,221
*	BE Group AB	38,662	100,033
	Beiger Electronics AB	14,700	140,441
	Beijer Alma AB	57,200	403,401
	Bergs Timber AB Series B	17,000	34,915
	Bilia AB Series A	113,425	237,250
	Billerud AB	163,300	447,929
*	BioGaia AB Series B	38,000	164,090

21

*	Biotage AB	141,240	93,593
*	Biovitrum AB	4,540	25,389
#	Boliden AB	259,224	607,153
	Bong Ljungdahl AB	24,800	39,196
*	Boras Waefveri AB Series B	13,400	8,835
*	Brostrom AB Series B	93,359	664,989
	Cantena AB	56,762	436,463
#	Cardo AB	61,300	916,587
*	Carl Lamm Holding AB	37,870	168,799
	Castellum AB	408,700	3,231,427
	Clas Ohlson AB Series B	18,065	133,247
*	Cloetta AB	28,800	91,048
	Concordia Maritime AB Series B	70,300	136,658
	Consilium AB Series B	16,994	81,018
#	D. Carnegie & Co. AB	181,000	407,413
*	DORO AB	1,200	702
#	Elekta AB Series B	302,500	3,043,954
*	Enea Data AB Series B	56,200	164,751
#	Fabege AB	391,400	1,526,743
	Fagerhult AB	16,800	262,393
	Fazer Konfektyr Service AB Series B	28,800	784,822
	G & L Beijer AB Series B	27,400	386,635
#	Gunnebo AB	106,800	219,144
	Hakon Invest AB	18,599	213,803
	Haldex AB	72,500	257,123
	Heba Fastighets AB Series B	43,500	270,181
#	Hemtex AB	5,700	10,638
*	Hexpol AB	8,172	17,690
*	HIQ International AB	123,289	336,740
	HL Display AB Series B	57,600	170,479
	Hoganas AB Series B	85,800	771,825
	Holmen AB Series B	1,119	28,002
#	Home Properties AB	25,400	136,531
	Industrial & Financial Systems AB Series B	50,260	212,806
	Intrum Justitia AB	180,322	1,842,676
#	JM AB	267,473	1,506,105
#	KappAhl Holding AB	93,099	283,717
	Klovern AB	294,976	701,658
#	Kungsleden AB	412,300	2,903,133
	Lagercrantz Group AB Series B	64,300	143,834
	Lammhults Design Group AB	19,547	104,211
*	LBI International AB	127,651	199,845
#	Lennart Wallenstam Byggnads AB Series B	120,400	1,054,449
*	Lindab International AB	54,077	341,666
*	Lundin Petroleum AB	3,474	18,644
#	Meda AB Series A	119,222	824,830
*	Medivir AB Series B	44,650	275,211
*	Mekonomen AB	11,461	102,962
*	Midelfart Sonesson AB Series B	4,160	2,354
	Munters AB	181,900	915,128
	NCC AB Series B	216,320	1,412,189
# *	Net Insight AB Series B	924,000	408,740

22

#	NIBE Industrier AB	192,620	1,110,924
	Nobia AB	421,100	916,012
	Nolato AB Series B	66,440	273,453
	OEM International AB Series B	44,400	198,988
#	ORC Software AB	36,300	332,711
*	Pa Resources AB	357,209	538,309
*	Partnertech AB	28,800	57,099
	Peab AB Series B	425,900	1,214,950
	Poolia AB Series B	33,150	88,301
*	Pricer AB Series B	1,711,500	101,613
	ProAct IT Group AB	29,000	111,857
# *	Proffice AB	215,400	223,906
	Profilgruppen AB	13,582	55,758
#	Q-Med AB	154,800	483,741
	Rederi AB Transatlantic Series B	93,000	383,343
*	Rezidor Hotel Group AB	51,396	125,823
# *	SAS AB	78,237	390,348
*	Scribona AB Series B	226,140	134,891
*	Semcon AB	39,900	61,373
	Sigma AB Series B	25,800	10,661
*	Sintercast AB	11,800	50,906
#	Skistar AB	92,100	763,794
	Studsvik AB	21,900	156,121
	SWECO AB Series B	183,300	837,556
#	Trelleborg AB Series B	292,855	1,860,856
	Uniflex AB Series B	3,630	27,193
	VBG AB Series B	1,084	7,180
*	Vitrolife AB	41,500	121,654
	Wihlborgs Fastigheter AB	63,858	827,523

TOTAL — SWEDEN			48,544,520

SWITZERLAND — (12.5%)
COMMON STOCKS — (12.4%)
	Acino Holding AG	8,398	1,827,254
*	Advanced Digital Broadcast Holdings SA	368	10,052
	AFG Arbonia-Forster Holding AG	4,661	578,466
	Allreal Holding AG	26,513	2,671,550
	Also Holding AG	16,195	494,314
*	Aryzta AG	89,946	2,890,171
*	Ascom Holding AG	89,822	702,810
	Bachem Holdings AG	24,136	1,833,246
	Baloise-Holding AG	2,510	189,551
	Bank Coop AG	30,796	2,163,190
#	Bank Sarasin & Cie Series B	172,644	5,157,001
	Banque Cantonale de Geneve	4,021	833,909
	Banque Cantonale du Jura	4,500	258,800
	Banque Cantonale Vaudoise	8,999	2,711,481
	Banque Privee Edmond de Rothschild SA	157	3,937,822
	Barry Callebaut AG	3,696	2,419,662
	Basellandschaftliche Kantonalbank	583	535,230
*	Basilea Pharmaceutica AG	2,629	373,162

23

	Basler Kantonalbank	5,099	552,514
	Belimo Holdings AG	1,830	1,301,035
*	Bell Holding AG	47	57,933
	Bellevue Group AG	26,524	952,645
	Berner Kantonalbank	23,578	4,981,253
	Bobst Group AG	35,619	1,075,958
#	Bossard Holding AG	8,222	353,410
	Bucher Industries AG	32,519	3,296,909
	Calida Holding AG	396	85,659
*	Card Guard AG	32,013	259,240
	Carlo Gavazzi Holding AG	1,065	108,296
*	Centralschweizerische Kraftwerke AG	96	35,345
	Charles Voegele Holding AG	28,617	752,641
	Clariant AG	756,817	5,201,468
#	Compagnie Financiere Tradition	5,052	329,094
	Conzzeta AG	1,375	2,002,036
*	Cytos Biotechnology AG	2,412	57,689
	Daetwyler Holding AG	26,077	1,066,613
	Edipresse SA	1,527	308,210
	EFG International AG	13,169	235,330
*	Eichhof Holding AG	458	124,358
	Elektrizitaets-Gesellschaft Laufenberg AG	3,093	2,770,580
	ELMA Electronic AG	472	227,045
	Emmi AG	13,244	1,242,073
	EMS-Chemie Holding AG	26,147	2,200,109
	Energiedienst Holding AG	75,064	3,681,668
	Feintol International Holding AG	1,601	301,756
	Flughafen Zuerich AG	13,056	3,069,397
#	Forbo Holding AG	5,817	1,071,837
	Fuchs Petrolub AG	19,235	1,120,468
#	Galenica Holding AG	15,281	4,987,477
	George Fisher AG	10,991	2,536,697
	Gurit Holding AG	1,288	548,442
	Helvetia Holding AG	12,462	2,742,439
	Hexagon AB	81,720	648,785
	Implenia AG	48,118	1,323,561
	Industrieholding Cham AG	1,655	351,254
#	Interroll-Holding SA	2,404	678,495
	Intershop Holding AG	3,345	901,599
#	Jelmoli Holding AG (4382641)	1,477	2,749,973
	Jelmoli Holding AG (4382652)	2,754	995,720
#	Kaba Holding AG	10,381	2,564,906
*	Kardex AG	17,464	497,117
	Komax Holding AG	8,744	446,883
#	Kudelski SA	103,843	1,115,730
	Kuoni Reisen Holding AG	13,201	4,514,959
	Lem Holdings SA	3,546	442,607
	Lonza Group AG	1,055	97,810
#	Luzerner Kantonalbank AG	17,855	4,179,266
	Medisize Holding AG	12,876	523,237
*	Metall Zug AG	202	388,417
	Metraux Services Holdings SA	1,853	152,466

24

	Mobilezone Holding AG	112,258	714,839
	Orell Fuessli Holding AG	4,930	744,417
*	Parco Industriale e Immobiliare SA	600	1,973
	Partners Group Holdings AG	12,146	869,323
*	Petroplus Holdings AG	9,089	183,741
	Phoenix Mecano AG	2,953	880,023
#	PSP Swiss Property AG	141,111	7,037,333
#	Rieters Holdings AG	15,236	2,496,281
	Romande Energie Holding SA	2,732	5,127,535
*	Schaffner Holding AG	1,830	250,575
	Schulthess Group AG	14,148	561,240
	Schweiter Technology AG	4,072	1,433,804
	Schweizerische National Versicherungs Gesellschaft	1,827	1,056,977
	Siegfried Holding AG	8,312	710,765
	Sika AG	2,878	2,471,311
	Societa Elettrica Sopracenerina SA	2,340	594,718
	Societe Generale d’Affichage	5,703	756,269
	St. Galler Kantonalbank	8,951	3,254,778
#	Straumann Holding AG	8,595	1,523,619
	Sulzer AG	29,261	1,688,581
	Swiss Prime Site AG	79,934	3,842,797
*	Swisslog Holding AG	775,803	326,933
*	Swissmetal Holding AG	13,504	123,109
	Swissquote Group Holding SA	40,025	1,417,015
	Tamedia AG	14,878	704,708
	Tecan Group AG	38,976	1,445,560
# *	Temenos Group AG	148,205	2,000,053
	Tornos SA	38,028	282,088
	Valiant Holding AG	54,488	10,204,916
	Valora Holding AG	11,656	1,706,984
	Vaudoise Assurances Holdings SA	3,140	460,148
*	Verwaltungs und Privat-Bank AG	562	74,997
	Villars Holding SA	150	70,325
#	Vontobel Holdings AG	94,743	1,994,340
*	VZ Holding AG	266	10,036
	Walliser Kantonalbank	1,416	620,916
	WMH Walter Meier Holding AG	4,738	282,973
	Ypsomed Holdings AG	2,419	182,652
	Zehnder Holding AG	764	622,365
	Zueblin Immobilien Holding AG	76,620	339,412
	Zuger Kantonalbank	613	2,134,578
TOTAL COMMON STOCKS			163,003,087

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,235	963,136

TOTAL — SWITZERLAND			163,966,223

25

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/02/09 (Collateralized by $1,145,000 FNMA 5.00%, 06/01/23, valued at $1,128,342) to be repurchased at $1,108,012	$1,108	1,108,000

		Shares

SECURITIES LENDING COLLATERAL — (16.7%)
§ @	DFA Short Term Investment Fund LP	219,403,542	219,403,542

TOTAL INVESTMENTS - (100.0%) (Cost $1,583,135,418)			$1,309,726,654

See accompanying Notes to Financial Statements.

26

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2008

(Unaudited)

		Shares	Value ††

AUSTRALIA — (46.4%)
COMMON STOCKS — (46.4%)
*	4C Security Solutions, Ltd.	94,271	$4,857
	ABB Grain, Ltd.	763,384	4,085,301
#	ABC Learning Centres, Ltd.	535,970	—
*	Adacel Technologies, Ltd.	113,249	31,701
*	Adamus Resources, Ltd.	532,491	68,996
	ADCorp Australia, Ltd.	229,411	49,040
	Adelaide Brighton, Ltd.	1,663,662	2,448,900
*	Aditya Birla Minerals, Ltd.	841,658	80,263
	Adtrans Group, Ltd.	34,981	55,652
	Aevum, Ltd.	427,119	301,237
*	Agenix, Ltd.	707,478	8,385
*	Ainsworth Game Technology, Ltd.	393,653	22,245
#	AJ Lucas Group, Ltd.	316,978	1,045,136
* #	Alchemia, Ltd.	565,630	63,541
#	Alesco Corp., Ltd.	457,971	895,995
*	Alkane Resources, Ltd.	938,520	94,623
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	61,512
*	Amadeus Energy, Ltd.	819,137	160,954
	Amalgamated Holdings, Ltd.	374,540	1,191,063
	Amcom Telecommunications, Ltd.	1,135,725	87,131
	Ammtec, Ltd.	12,835	17,916
* #	Andean Resources, Ltd.	1,508,392	1,168,716
*	Anglo Australian Resources NL	1,799,335	30,229
	Ansell, Ltd.	271,287	2,375,293
	AP Eagers, Ltd.	36,158	153,699
#	APA Group	1,864,187	3,917,049
* #	Apex Minerals NL	371,724	112,385
#	APN News & Media, Ltd.	1,143,587	1,984,927
* #	Aquila Resources, Ltd.	371,649	861,296
* #	Arana Therapeutics, Ltd.	976,201	570,322
	ARB Corporation, Ltd.	304,681	606,850
	Ariadne Australia, Ltd.	291,838	41,057
*	Arrow Energy NL	1,628,626	3,084,653
	ASG Group, Ltd.	178,097	56,062
	Aspen Group	14,713	4,512
	Astron, Ltd.	87,221	97,534
* #	Atlas Iron, Ltd.	662,409	400,092
	Atlas South Sea Pearl, Ltd.	82,585	10,729
*	Aurora Oil and Gas, Ltd.	589,181	72,241
#	Ausdrill, Ltd.	694,863	428,783

1

	Ausmelt, Ltd.	44,782	10,335
#	Austal, Ltd.	664,923	910,219
*	Austar United Communications, Ltd.	4,173,099	2,166,859
	Austbrokers Holdings, Ltd.	19,454	51,042
	Austereo Group, Ltd.	1,408,798	1,230,465
*	Austpac Resources NL	2,595,102	85,327
#	Australian Agricultural Co., Ltd.	970,435	1,274,924
#	Australian Infrastructure Fund	2,080,653	2,780,106
#	Australian Pharmaceutical Industries, Ltd.	5,455,541	1,604,551
#	Australian Wealth Management, Ltd.	2,039,661	1,581,758
#	Australian Worldwide Exploration, Ltd.	2,356,893	4,275,728
*	Auto Group, Ltd.	41,309	—
*	Autodom, Ltd.	173,083	6,317
*	Autron Corporation, Ltd.	989,247	14,484
* #	Avexa, Ltd.	167,778	8,694
*	Aviva Corp., Ltd.	26,838	1,875
	AVJennings, Ltd.	5,350,378	1,384,650
* #	Avoca Resources, Ltd.	656,313	761,796
	AWB, Ltd.	1,641,462	2,925,864
#	Babcock & Brown Communities, Ltd.	2,140,494	311,212
*	Ballarat South Gold, Ltd.	1,996	12,558
	Bank of Queensland, Ltd.	56,044	391,504
#	Beach Petroleum, Ltd.	4,877,374	3,298,462
#	Becton Property Group	165,149	10,662
	Beyond International, Ltd.	61,256	26,265
* #	Biota Holdings, Ltd.	940,673	220,389
*	Bisalloy Steel Group, Ltd.	469,001	83,133
#	Blackmores, Ltd.	70,273	647,644
*	Blina Diamonds, Ltd.	15,073	157
	Boart Longyear Group	2,801,389	394,762
*	Boulder Steel, Ltd.	1,667,795	93,056
#	Bradken, Ltd.	530,575	1,021,128
*	Breakaway Resporces, Ltd.	755,280	17,484
#	Breville Group, Ltd.	598,466	263,401
#	Brickworks, Ltd.	110,449	748,123
* #	Brockman Resources, Ltd.	276,703	127,514
	BSA, Ltd.	523,166	49,087
*	Buru Energy, Ltd.	624,558	69,671
#	Cabcharge Australia, Ltd.	518,843	2,309,179
* #	Calliden Group, Ltd.	633,393	176,011
#	Campbell Brothers, Ltd.	240,800	2,972,263
*	Cape Range Wireless, Ltd.	7,260	—
*	Capral Aluminium, Ltd.	743,515	38,240
* #	Carbon Energy, Ltd.	232,348	48,334
#	Cardno, Ltd.	247,493	561,474
* #	Carnarvon Petroleum, Ltd.	2,906,082	665,638
*	Carnegie Corp., Ltd.	935,760	65,121
*	Carpentaria Exploration, Ltd.	102,749	3,612
	Cash Converters International, Ltd.	1,086,054	228,014
*	CBH Resources, Ltd.	408,220	—
*	CDS Technologies, Ltd.	13,276	8,793
*	CEC Group, Ltd.	23,895	3,006

2

	Cedar Woods Properties, Ltd.	97,470	65,529
* #	Cellestis, Ltd.	387,333	473,670
*	Cellnet Group, Ltd.	921,474	144,551
* #	Centamin Egypt, Ltd.	2,078,015	1,358,802
#	Centennial Coal Co., Ltd.	1,532,031	3,589,543
* #	Ceramic Fuel Cells, Ltd.	1,152,980	80,723
#	Challenger Financial Services Group, Ltd.	1,976,319	2,724,038
	Chandler Macleod Group, Ltd.	88,156	6,159
	Charter Hall Group	18,002	3,531
*	Chemeq, Ltd.	166,742	9,649
* #	ChemGenex Pharmaceuticals, Ltd. (6273635)	576,457	187,611
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	2,010
*	Circadian Technologies, Ltd.	64,591	28,995
*	Citadel Resource Group, Ltd.	1,711,372	161,672
*	Citigold Corp., Ltd.	3,315,377	720,021
#	Clarius Group, Ltd.	1,022,084	207,033
*	Clinuvel Pharmaceuticals, Ltd.	1,128,482	189,509
	Clive Peeters, Ltd.	23,012	1,931
	Clough, Ltd.	2,546,468	463,936
	Clover Corp., Ltd.	269,348	33,858
*	CMI, Ltd.	81,810	29,796
*	CO2 Group, Ltd.	844,559	130,443
*	Cockatoo Coal, Ltd.	83,491	19,445
	Codan, Ltd.	142,942	58,301
#	Coffey International, Ltd.	543,461	609,186
#	Collection House, Ltd.	1,776,852	526,999
* #	Commander Communications, Ltd.	929,503	53,140
*	ComTel Corp., Ltd.	120,514	2,445
#	ConnectEast Group	6,869,141	2,645,815
*	Conquest Mining, Ltd.	1,039,761	152,540
	Consolidated Rutile, Ltd.	1,468,122	366,604
#	Corporate Express Australia, Ltd.	598,416	1,759,668
#	Count Financial, Ltd.	1,057,924	740,054
*	Coventry Group, Ltd.	136,019	123,403
	CP1, Ltd.	471,500	5,553
	CPI Group, Ltd.	68,585	12,831
#	Crane Group, Ltd.	319,804	2,095,206
*	Crescent Gold, Ltd.	1,124,856	82,565
*	Cue Energy Resources, Ltd.	452,354	31,805
*	Customers, Ltd.	554,372	416,797
*	Cytopia, Ltd.	34,980	3,959
	Danks Holdings, Ltd.	10,425	39,794
	Data#3, Ltd.	5,572	18,502
#	David Jones, Ltd.	2,571,968	5,735,838
	Devine, Ltd.	943,656	381,652
*	Dioro Exploration NL	178,367	38,669
	DKN Financial Group, Ltd.	927	338
#	Dominion Mining, Ltd.	438,656	1,106,341
	Downer EDI, Ltd.	1,176,627	3,157,287
* #	Dragon Mining, Ltd.	1,665,100	41,746
*	Drillsearch Energy, Ltd.	4,394,338	80,394
	DUET Group	2,318,133	2,806,640

3

#	DWS Advanced Business Solutions, Ltd.	61,895	26,030
* #	Eastern Star Gas, Ltd.	2,840,990	1,151,491
*	Ellex Medical Lasers, Ltd.	278,000	19,449
	Emeco Holdings, Ltd.	1,240,388	248,065
#	Energy Developments, Ltd.	630,322	1,034,357
* #	Energy World Corp., Ltd.	4,611,496	585,039
*	Engin, Ltd.	1,214,591	18,667
*	Entellect Solutions, Ltd.	532,080	1,286
*	Entertainment Media & Telecoms Corp., Ltd.	2,900	518
#	Envestra, Ltd.	4,076,334	1,041,496
	Envirozel, Ltd.	611,875	60,030
*	Espreon, Ltd.	178,000	49,372
	Euroz, Ltd.	8,038	3,799
*	Extract Resources, Ltd.	10,600	9,811
*	Falcon Minerals, Ltd.	288,000	13,353
	Fantastic Holdings, Ltd.	355,613	454,211
*	Fig Tree Developments, Ltd.	20,365	99
*	First Australian Resources, Ltd.	2,542,976	49,965
#	Fleetwood Corp., Ltd.	223,675	572,694
	FlexiGroup, Ltd.	293,899	54,494
#	Flight Centre, Ltd.	192,954	1,053,514
*	Flinders Mines, Ltd.	3,074,654	99,692
	Forest Enterprises Australia, Ltd.	1,513,062	290,767
*	Forge Group, Ltd.	170,828	23,280
* #	Forte Energy NL	850,000	26,673
*	Funtastic, Ltd.	250,296	29,774
*	Fusion Resources, Ltd.	7,950	2,213
#	Futuris Corp., Ltd.	3,162,221	1,430,786
*	Gale Pacific, Ltd.	125,851	6,930
	Gazal Corp., Ltd.	104,542	92,930
*	Genetic Technologies, Ltd.	500,183	17,390
* #	Geodynamics, Ltd.	1,015,653	800,099
* #	Gindalbie Metals, Ltd.	1,817,381	758,130
* #	Giralia Resources NL	625,030	140,433
*	Glengarry Resources, Ltd.	768,955	20,261
*	Globe International, Ltd.	88,283	11,948
*	Golden Gate Petroleum, Ltd.	797,686	83,895
*	Goldsearch, Ltd.	423,975	4,721
	Gowing Bros., Ltd.	79,311	148,745
* #	Graincorp, Ltd. Series A	242,841	985,119
* #	Grange Resources, Ltd.	451,979	105,943
#	GRD, Ltd.	2,129,503	416,923
#	Great Southern, Ltd.	9,302,784	1,175,159
#	GUD Holdings, Ltd.	326,164	1,366,575
#	Gunns, Ltd.	2,264,920	1,825,668
#	GWA International, Ltd.	1,021,379	2,079,508
*	Haoma Mining NL	440,554	30,715
#	Hastie Group, Ltd.	516,740	471,995
*	Havilah Resources NL	280,570	62,023
#	Healthscope, Ltd.	1,077,350	3,332,106
	HGL, Ltd.	108,137	77,057
*	Highlands Pacific, Ltd.	2,651,500	139,171

4

#	Hills Industries, Ltd.	752,110	1,634,457
* #	Horizon Oil, Ltd.	3,227,717	295,072
*	Hutchison Telecommunications (Australia), Ltd.	7,914,113	447,976
*	Hyro, Ltd.	248,448	3,469
*	IBA Health Group, Ltd.	2,066,205	891,641
*	ICSGlobal, Ltd.	249,107	31,249
	IDT Australia, Ltd.	82,205	97,022
#	iiNet, Ltd.	518,406	440,216
*	Iluka Resources, Ltd.	1,928,003	6,268,923
#	Imdex, Ltd.	812,684	163,020
*	Imugene, Ltd.	474,785	27,969
*	IMX Resources, Ltd.	606,340	84,837
#	Independence Group NL	507,653	772,427
*	Indo Mines, Ltd.	108,199	24,272
*	Indophil Resources NL	1,738,038	390,259
#	Industrea, Ltd.	3,394,391	430,509
	Infomedia, Ltd.	1,458,074	290,606
* #	Innamincka Petroleum, Ltd.	799,831	92,523
	Integrated Research, Ltd.	261,513	50,107
*	Intellect Holdings, Ltd.	48,362	1,214
*	Intermoco, Ltd.	1,162,900	5,291
*	Intrepid Mines, Ltd.	666,867	103,164
#	Invocare, Ltd.	731,219	2,640,628
#	IOOF Holdings, Ltd.	403,357	1,070,458
#	Iress Market Technology, Ltd.	457,135	1,651,850
*	Ixla, Ltd.	89,921	1,442
* #	Jabiru Metals, Ltd.	1,854,281	163,471
#	JB Hi-Fi, Ltd.	473,956	3,224,921
*	Jumbuck Entertainment, Ltd.	7,000	2,245
	K&S Corp., Ltd.	157,781	296,745
* #	Kagara, Ltd.	814,037	255,947
* #	Karoon Gas Australia, Ltd.	628,673	1,603,799
*	Keycorp, Ltd.	45,687	5,587
*	Kings Minerals NL	1,634,196	114,553
* #	Kingsgate Consolidated, Ltd.	388,020	964,539
	Kresta Holdings, Ltd.	507,262	71,219
*	Lafayette Mining, Ltd.	1,963,956	20,539
*	Lednium, Ltd.	195,019	10,877
	Lemarne Corp., Ltd.	30,790	67,145
*	Leyshon Resources, Ltd.	103,357	6,142
*	Life Therapeutics, Ltd.	393,649	13,718
* #	Linc Energy, Ltd.	962,258	1,353,275
*	Lodestar Minerals, Ltd.	96,976	1,893
	Lycopodium, Ltd.	45,700	38,054
* #	Lynas Corp., Ltd.	2,421,413	479,902
#	MAC Services Group, Ltd.	185,743	107,758
#	MacArthur Coal, Ltd.	322,516	690,205
#	MacMahon Holdings, Ltd.	2,606,438	696,549
#	Macquarie Communications Infrastructure Group	1,615,966	958,416
#	Macquarie Media Group, Ltd.	786,064	534,515
*	Macquarie Telecom Group, Ltd.	35,019	25,514
*	Mantra Resources, Ltd.	10,296	6,134

5

*	Maryborough Sugar Factory, Ltd.	2,560	3,125
	MaxiTRANS Industries, Ltd.	851,039	166,672
* #	McGuigan Simeon Wines, Ltd.	3,062,324	908,207
	McMillan Shakespeare, Ltd	194,418	253,856
	McPherson’s, Ltd.	303,441	105,037
#	Melbourne IT, Ltd.	381,905	502,459
*	Mercury Mobility, Ltd.	232,538	17,190
#	Mermaid Marine Australia, Ltd.	685,987	513,814
*	Metabolic Pharmaceuticals, Ltd.	769,438	13,986
*	Metal Storm, Ltd.	650,892	22,683
*	Mikoh Corp., Ltd.	611,820	32,009
#	Mincor Resources NL	946,204	473,883
#	Mineral Resources, Ltd.	470,578	725,805
* #	Mirabela Nickel, Ltd.	52,782	31,833
	Mitchell Communications Group, Ltd.	1,143,213	360,447
* #	Molopo Australia, Ltd.	940,636	563,705
#	Monadelphous Group, Ltd.	367,505	1,736,487
*	Morning Star Gold NL	25,000	2,627
	Mortgage Choice, Ltd.	722,000	385,001
*	Mosaic Oil NL	2,209,067	129,880
* #	Mount Gibson Iron, Ltd.	3,114,599	979,853
	MYOB, Ltd.	1,508,002	1,169,202
	Namoi Cotton Cooperative, Ltd.	196,490	50,562
*	Natasa Mining, Ltd.	3,500	2,587
	National Can Industries, Ltd.	97,017	56,818
	Navitas, Ltd.	1,262,530	2,114,428
	New Hope Corp., Ltd.	2,572,239	6,220,323
* #	Nexus Energy, Ltd.	2,334,624	873,347
* #	Nido Petroleum, Ltd.	4,759,793	312,665
	Nomad Building Solutions, Ltd.	27,658	5,033
*	North Australian Diamonds, Ltd.	3,646,488	33,292
* #	Novogen, Ltd.	391,594	219,881
*	NuSep, Ltd.	17,442	656
*	Nylex, Ltd.	106,037	7,363
#	Oakton, Ltd.	378,695	335,763
*	Orbital Corp., Ltd.	1,013,772	27,020
#	OrotonGroup, Ltd.	79,968	111,813
*	Otto Energy, Ltd.	849,150	89,605
	Over Fifty Group, Ltd.	39,928	13,962
	Pacific Brands, Ltd.	2,641,295	796,382
*	Paladin Energy, Ltd.	579,772	1,018,870
*	Pan Pacific Petroleum NL	1,059,542	207,698
* #	PanAust, Ltd.	7,103,292	435,036
*	Panorama Synergy, Ltd.	33,420	2,531
#	Panoramic Resources, Ltd.	901,883	617,214
#	Paperlinx, Ltd.	2,771,649	1,360,486
*	Payce Consolidated, Ltd.	29,670	16,962
	Peet, Ltd.	974,503	1,051,812
#	Perpetual Trustees Australia, Ltd.	126,142	3,299,241
*	Perseus Mining, Ltd.	43,681	17,719
* #	Pharmaxis, Ltd.	737,919	625,781
	Photon Group, Ltd.	9,218	8,395

6

*	Planet Gas, Ltd.	624,172	14,755
*	Plantcorp NL	4,329	—
* #	Platinum Australia, Ltd.	866,470	352,015
#	PMP, Ltd.	1,925,364	673,064
*	Port Bouvard, Ltd.	270,578	40,167
* #	Poseidon Nickel, Ltd.	670,939	158,014
	PPK Group, Ltd.	99,965	30,098
*	Prana Biotechnology, Ltd.	195,424	43,068
#	Premier Investments, Ltd.	178,427	493,763
	Primary Health Care, Ltd.	728,043	2,499,135
	Prime Media Group, Ltd.	412,374	385,184
* #	Prime Retirement & Aged Care Property Trust	1,426,996	114,414
#	Programmed Maintenance Service, Ltd.	425,591	904,846
*	Pure Energy Resources, Ltd.	263,416	987,331
	Raptis Group, Ltd.	12,000	3,347
#	RCR Tomlinson, Ltd.	1,284,801	395,512
*	REA Group, Ltd.	45,839	115,248
#	Reckon, Ltd.	141,500	103,902
#	Redflex Holdings, Ltd.	401,193	902,328
#	Reece Australia, Ltd.	239,537	2,698,289
*	Repcol, Ltd.	204,848	1,505
*	Resolute Mining, Ltd.	1,442,710	482,811
*	Resource Generation, Ltd.	336,451	13,720
#	Reverse Corp., Ltd.	236,664	182,510
	Ridley Corp., Ltd.	1,280,468	715,175
*	RiverCity Motorway Group	91,662	10,875
* #	Riversdale Mining, Ltd.	773,004	1,314,927
*	Roc Oil Co., Ltd.	51,903	18,286
	Rock Building Society, Ltd.	26,805	51,253
	Ross Human Directions, Ltd.	143,511	17,922
#	Ruralco Holdings, Ltd.	88,146	184,046
#	SAI Global, Ltd.	853,652	1,402,570
*	Salinas Energy, Ltd.	1,097,665	77,165
#	Salmat, Ltd.	764,648	1,710,236
* #	Samson Oil & Gas, Ltd.	846,781	17,746
	Schaffer Corp., Ltd.	33,766	106,552
*	SDI, Ltd.	311,256	60,641
	Sedgman, Ltd.	62,209	24,853
#	Seek, Ltd.	802,182	1,780,953
	Select Harvests, Ltd.	189,238	386,385
*	Senetas Corp., Ltd.	308,010	6,884
	Servcorp, Ltd.	300,722	605,226
#	Service Stream, Ltd.	916,627	446,155
	Seven Network, Ltd.	445,054	2,211,528
*	Shield Mining, Ltd.	72,292	2,016
#	Sigma Pharmaceuticals, Ltd.	3,896,419	2,945,241
* #	Silex System, Ltd.	578,159	1,185,007
* #	Sino Gold Mining, Ltd.	970,623	3,414,689
*	Sino Strategic International, Ltd.	130,864	52,593
*	Sipa Resources International NL	250,000	5,312
*	Sirtex Medical, Ltd.	216,786	251,530
#	Skilled Group, Ltd.	430,723	430,348

7

#	SMS Management & Technology, Ltd.	292,441	366,538
	Spark Infrastructure Group	3,132,417	2,845,384
#	Specialty Fashion Group, Ltd.	807,082	141,493
*	Sphere Investments, Ltd.	7,555	—
	Spotless Group, Ltd.	962,192	1,903,247
* #	St. Barbara, Ltd.	3,232,274	715,333
*	Starpharma Holdings, Ltd.	497,958	75,292
#	Straits Resources, Ltd.	878,069	561,540
*	Strategic Minerals Corp. NL	358,100	7,172
	Structural Systems, Ltd.	177,188	86,762
	Stuart Petroleum, Ltd.	201,731	61,168
* #	Sundance Resources, Ltd.	5,993,157	337,526
	Sunland Group, Ltd.	852,875	442,454
	Super Cheap Auto Group, Ltd.	719,047	1,348,406
*	Swick Mining Services, Ltd.	45,087	9,177
*	Symex Holdings, Ltd.	355,611	111,805
	Talent2 International, Ltd.	474,826	212,864
* #	Tamaya Resources, Ltd.	5,021,812	49,017
*	Tandou, Ltd.	10,230	1,201
* #	Tap Oil, Ltd.	4,622,004	2,485,358
#	Tassal Group, Ltd.	570,055	809,396
	Technology One, Ltd.	1,318,149	722,753
#	Ten Network Holdings, Ltd.	2,173,092	1,777,090
*	Terramin Australia, Ltd.	129,679	40,973
	TFS Corp., Ltd.	886,720	508,677
	Thakral Holdings Group	2,559,697	753,183
#	The Reject Shop, Ltd.	112,300	789,325
*	TNG, Ltd.	721,686	12,609
*	Tooth & Co., Ltd.	153,000	1,067
	Tower Australia Group, Ltd.	1,383,603	2,415,412
*	Tox Free Solutions, Ltd.	308,907	248,388
#	Transfield Services Infrastructure Fund	696,358	555,781
#	Transfield Services, Ltd.	491,604	630,066
#	Transpacific Industries Group, Ltd.	363,760	834,622
#	Troy Resources NL	298,451	210,471
	Trust Co., Ltd.	82,756	279,267
*	Unilife Medical Solutions, Ltd.	544,389	90,822
*	Union Resources, Ltd.	1,290,000	4,482
	United Group, Ltd.	338,003	1,957,778
	UXC, Ltd.	942,694	333,575
*	View Resources, Ltd.	1,283,369	116,319
	Village Roadshow, Ltd.	596,487	417,184
	Virgin Blue Holdings, Ltd.	162,378	34,113
	Washington H. Soul Pattinson & Co., Ltd.	11,186	72,935
	Watpac, Ltd.	503,131	387,248
#	Wattyl, Ltd.	433,037	242,724
	WDS, Ltd.	289,116	137,791
	Webjet, Ltd.	373,212	251,792
	Webster, Ltd.	158,276	74,069
*	Wedgetail Mining, Ltd.	904,454	13,893
*	Wentworth Holdings, Ltd.	259,666	11,100
#	West Australian Newspapers Holdings, Ltd.	757,364	2,940,276

8

* #	Western Areas NL	679,582	1,581,248
* #	White Energy Co., Ltd.	141,468	198,330
#	WHK Group, Ltd.	1,202,105	750,205
#	Wide Bay Australia, Ltd.	64,425	319,499
	Willmott Forests, Ltd.	51,672	29,641
* #	Windimurra Vanadium, Ltd.	537,429	82,911
#	Wotif.com Holdings, Ltd.	679,344	1,750,938
TOTAL COMMON STOCKS			242,758,763

PREFERRED STOCKS — (0.0%)
	Village Roadshow, Ltd. Series A	334,417	193,886

RIGHTS/WARRANTS — (0.0%)
*	Chrome Corp., Ltd. Options 09/30/09	1,600	3
*	Envestra, Ltd. Rights 02/06/09	1,630,533	73,892
*	Havilah Resources NL Warrants 04/30/10	2,017	63
TOTAL RIGHTS/WARRANTS			73,958

TOTAL — AUSTRALIA			243,026,607

HONG KONG — (15.7%)
COMMON STOCKS — (15.7%)
	Aeon Credit Service (Asia) Co., Ltd.	740,000	300,269
	Aeon Stores Hong Kong Co., Ltd.	234,000	278,935
	Alco Holdings, Ltd.	1,468,000	246,839
	Allan International Holdings	592,000	63,232
	Allied Group, Ltd.	683,200	1,151,612
	Allied Properties, Ltd.	10,530,000	1,029,650
	Amax Entertainment Holdings, Ltd.	1,650,000	45,568
*	APT Satellite Holdings, Ltd.	850,000	70,064
	Arts Optical International Holdings	730,000	154,203
	Asia Commercial Holdings, Ltd.	131,040	7,681
	Asia Financial Holdings, Ltd.	2,546,908	689,776
	Asia Satellite Telecommunications Holdings, Ltd.	962,000	944,049
	Asia Standard Hotel	135,050,188	577,725
	Asia Standard International Group, Ltd.	161,825,247	1,342,605
*	Asia TeleMedia, Ltd.	2,832,000	36,541
*	Associated International Hotels	954,000	1,248,192
	Automated Systems Holdings, Ltd.	340,000	79,635
*	Bal Holdings, Ltd.	48	—
	Bossini International Holdings, Ltd.	3,871,500	90,571
*	Brightoil Petroleum Holdings, Ltd.	1,424,000	149,087
* #	Burwill Holdings, Ltd.	7,148,960	136,840
#	C C Land Holdings, Ltd.	3,754,000	955,204
*	Capital Estate, Ltd.	28,570,000	103,542
	Capital Strategic Investment, Ltd.	13,882,500	164,531
	CASH Financial Services Group, Ltd.	119,565	13,260
*	Casil Energine International (Holdings), Ltd.	1,988,000	74,558
* #	CATIC International Holdings, Ltd.	5,332,000	92,631
	Celestial Asia Securities Holdings, Ltd.	343,810	37,432

9

	Century City International Holdings, Ltd.	4,332,600	219,603
	Chevalier International Holdings, Ltd.	733,482	383,691
	Chevalier Pacific Holdings, Ltd.	355,250	34,704
*	China Best Group Holding, Ltd.	22,749,000	100,151
*	China Digicontent Co., Ltd.	2,710,000	3,497
*	China Electronics Corp. Holdings Co., Ltd.	890,250	57,819
*	China Grand Forestry Green Resources Group, Ltd.	900,876	38,071
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	91,280
*	China Infrastructure Investment, Ltd.	6,280,000	145,964
*	China Investments Holdings, Ltd.	210,000	3,392
	China Metal International Holdings, Ltd.	2,844,000	319,917
*	China Motion Telecom International, Ltd.	5,080,000	51,217
	China Motor Bus Co.	74,000	352,622
* #	China Oil & Gas Group, Ltd.	1,573,200	40,127
*	China Properties Investment Holdings, Ltd.	880,000	10,362
*	China Resources Gas Group, Ltd.	708,600	255,785
*	China Resources Microelectronics, Ltd.	12,754,800	183,468
*	China Sciences Conservational Power, Ltd.	210,400	2,199
* #	China Seven Star Shopping, Ltd.	12,410,000	62,904
*	China Star Investment Holdings, Ltd.	568,000	7,019
*	China Strategic Holdings, Ltd.	1,670,000	22,578
*	China Wireless Technologies, Ltd.	5,152,000	233,524
*	China Zenith Chemical Group, Ltd.	8,037,500	199,907
	China Zirconium, Ltd.	116,400	45,304
*	Chinese People Holdings Co., Ltd.	8,960,000	133,413
	Chinney Investments, Ltd.	1,144,000	81,280
#	Chong Hing Bank, Ltd.	1,070,000	1,280,475
	Chow Sang Sang Holdings	1,447,680	751,347
#	Chu Kong Shipping Development	1,584,000	160,125
	Chuang’s Consortium International, Ltd.	3,558,930	182,503
#	Chun Wo Development Holdings, Ltd.	2,002,926	90,879
	Chung Tai Printing Holdings, Ltd.	14,710,000	95,393
	City e-Solutions, Ltd.	186,000	12,027
	City Telecom, Ltd.	1,470,497	180,859
* #	Clear Media, Ltd.	1,135,000	146,725
*	Climax International Co., Ltd.	40,700	131
*	CNT Group, Ltd.	10,329,264	146,463
* #	Coastal Greenland, Ltd.	6,588,000	268,759
	COL Capital, Ltd.	2,749,840	209,622
*	Compass Pacific Holdings, Ltd.	1,248,000	14,079
	Computer & Technologies Holdings, Ltd.	432,000	38,606
	Continental Holdings, Ltd.	98,825	8,427
	Convenience Retail Asia, Ltd.	64,000	15,614
#	Coslight Technology International Group, Ltd.	1,134,000	499,257
	Cosmos Machinery Enterprises, Ltd.	1,616,400	64,109
#	Cross-Harbour Holdings, Ltd.	591,520	488,965
	Dah Sing Banking Group, Ltd.	441,200	320,189
	Dah Sing Financial Holdings, Ltd.	160,800	413,646
	Daisho Microline Holdings, Ltd.	1,236,000	48,039
*	Dan Form Holdings Co., Ltd.	2,866,600	115,277
#	Daphne International Holdings, Ltd.	4,442,000	726,622
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	165,867

10

*	Dragon Hill Wuling Automobile	112,500	7,580
*	Dynamic Global Holdings, Ltd.	3,522,000	28,865
	Dynamic Holdings, Ltd.	384,000	54,825
	Eagle Nice (International) Holdings, Ltd.	238,000	37,140
	EcoGreen Fine Chemical Group	1,112,000	167,006
*	Eforce Holdings, Ltd.	3,480,000	121,248
* #	EganaGoldpfeil Holdings, Ltd.	4,121,757	351,005
*	E-Kong Group, Ltd.	620,000	24,719
	Emperor Capital Group, Ltd.	749,672	21,462
	Emperor Entertainment Hotel, Ltd.	2,410,000	128,052
	Emperor International Holdings, Ltd.	4,076,360	353,731
*	Enerchina Holdings, Ltd.	3,068,800	45,875
*	ENM Holdings, Ltd.	27,408,000	515,834
*	eSun Holdings, Ltd.	302,000	40,969
*	Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	632,926
*	Ezcom Holdings, Ltd.	72,576	449
	Fairwood Holdings, Ltd.	316,600	223,332
#	Far East Consortium	4,305,517	591,583
*	Far East Pharmaceutical Technology Co., Ltd.	321,600	17,013
	Far East Technology International, Ltd.	179,520	9,739
	First Natural Foods Holdings, Ltd.	2,365,000	90,020
	Four Seas Food Investment Holdings, Ltd.	202,184	20,790
	Four Seas Mercantile Holdings, Ltd.	592,000	190,963
*	Frasers Property China, Ltd.	16,477,000	155,139
#	Fubon Bank Hong Kong, Ltd.	2,290,000	737,025
*	Fujian Holdings, Ltd.	117,800	5,358
	Fujikon Industrial Holdings, Ltd.	912,000	150,121
* #	Galaxy Entertainment Group, Ltd.	1,431,000	196,836
#	Get Nice Holdings, Ltd.	21,508,000	635,660
	Giordano International, Ltd.	4,582,000	1,156,046
*	Global Tech (Holdings), Ltd.	5,612,000	13,366
	Glorious Sun Enterprises, Ltd.	2,700,000	681,695
	Gold Peak Industries (Holdings), Ltd.	3,080,250	191,448
	Golden Resources Development International, Ltd.	2,848,500	88,764
*	Goldin Properties Holdings, Ltd.	1,876,000	1,143,439
	Goldlion Holdings, Ltd.	2,343,000	312,223
	Golik Holdings, Ltd.	930,500	24,547
*	GR Vietnam Holdings, Ltd.	620,000	5,489
#	Grande Holdings, Ltd.	882,000	120,843
	Great Eagle Holdings, Ltd.	294,000	328,961
*	Group Sense (International), Ltd.	2,448,000	34,257
	Guangnan Holdings, Ltd.	1,779,600	187,257
	Hang Fung Gold Technology, Ltd.	1,972,482	165,430
*	Hans Energy Co., Ltd.	7,556,000	196,225
	Harbour Centre Development, Ltd.	593,000	685,880
* #	Heng Tai Consumables Group, Ltd.	3,173,000	247,048
*	Hi Sun Technology (China), Ltd.	399,000	35,334
	High Fashion International, Ltd.	268,000	52,333
	HKR International, Ltd.	3,637,536	797,682
*	Hong Fok Land, Ltd.	1,210,000	1,561
	Hong Kong Catering Management, Ltd.	542,796	30,989
#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	430,041

11

	Hongkong Chinese, Ltd.	4,482,000	408,240
	Hop Fung Group Holdings, Ltd.	888,000	53,957
*	Hop Hing Group Holdings, Ltd.	660,265	34,992
	Hsin Chong Construction Group, Ltd.	1,569,658	120,535
*	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	153,871
	Huafeng Group Holdings, Ltd.	13,541,325	228,771
*	Huscoke Resources Holdings, Ltd.	670,000	49,414
	Hutchison Harbour Ring, Ltd.	16,156,000	1,127,819
*	HyComm Wireless, Ltd.	941,800	1,710
#	I.T., Ltd.	2,734,000	171,876
*	IDT International, Ltd.	6,240,183	137,144
#	Integrated Distribution Services Group, Ltd.	759,000	835,206
	IPE Group, Ltd.	1,740,000	92,467
	ITC Corp., Ltd.	3,574,585	39,382
*	ITC Properties Group, Ltd.	97,143,680	513,908
	Jiuzhou Development Co., Ltd.	2,632,000	103,580
	JLF Investment Co., Ltd.	1,036,250	38,293
	Johnson Electric Holdings, Ltd.	1,444,500	245,058
	Joyce Boutique Holdings, Ltd.	1,530,000	18,854
*	Junefield Department Store Group, Ltd.	256,000	2,848
#	K Wah International Holdings, Ltd.	5,677,405	928,979
*	Kai Yuan Holdings, Ltd.	3,640,000	69,709
	Kantone Holdings, Ltd.	8,206,742	201,876
*	Karl Thomson Holdings, Ltd.	1,238,000	68,393
	Karrie International Holdings, Ltd.	1,433,600	75,904
	Keck Seng Investments	924,600	281,329
	Kee Shing Holdings	886,000	71,528
	Kin Yat Holdings, Ltd.	586,000	109,555
	King Fook Holdings	1,000,000	55,636
*	King Pacific International Holdings, Ltd.	1,404,200	22,104
	Kingmaker Footwear Holdings, Ltd.	1,476,955	94,484
*	Kong Sun Holdings, Ltd.	2,198,000	7,090
	Kowloon Development Co., Ltd.	1,449,000	550,178
*	KPI Co., Ltd.	396,000	15,304
*	KTP Holdings, Ltd.	560,400	30,052
	Kwoon Chung Bus Holdings, Ltd.	556,000	57,288
	Lai Fung Holdings, Ltd.	18,003,000	264,056
*	Lai Sun Development Co., Ltd.	119,492,800	996,664
	Lam Soon Hong Kong, Ltd.	302,310	125,100
	Le Saunda Holdings, Ltd.	1,424,000	98,541
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,981
	Lee & Man Holdings, Ltd.	1,780,000	111,895
#	Lee & Man Paper Manufacturing, Ltd.	844,000	418,538
	Lerado Group Holding Co.	1,602,000	81,877
	Lippo, Ltd.	1,433,700	279,943
	Liu Chong Hing Investment, Ltd.	829,200	350,880
	Luen Thai Holdings, Ltd.	1,345,000	98,094
	Luk Fook Holdings (International), Ltd.	1,192,000	312,085
	Luks Industrial Group, Ltd.	302,913	82,493
*	Lung Cheong International Holdings, Ltd.	2,426,000	19,466
	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	443,688
* #	Macau Success, Ltd.	5,560,000	382,183

12

	Magnificent Estates, Ltd.	12,744,000	135,273
	Mainland Headwear Holdings, Ltd.	765,600	76,915
	Man Yue International Holdings, Ltd.	1,084,000	83,209
	Matrix Holdings, Ltd.	1,067,414	37,207
*	Media China Co., Ltd.	33,420,000	173,593
*	Mei Ah Entertainment Group, Ltd.	1,732,000	39,852
	Melbourne Enterprises	45,500	288,165
*	Midas International Holdings, Ltd.	4,776,000	63,806
#	Midland Holdings, Ltd.	3,230,000	1,163,037
#	Min Xin Holdings	1,137,200	325,282
* #	Ming An Holdings Co., Ltd.	1,110,000	112,346
* #	Minmetals Holdings, Ltd.	1,780,000	159,275
	Miramar Hotel & Investment	772,000	524,219
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	151,732
*	Nan Hai Corp., Ltd.	129,572,743	822,527
	Nanyang Holdings	137,500	142,955
	National Electronics Holdings	2,156,000	84,282
#	Natural Beauty Bio-Technology, Ltd.	4,980,000	782,144
*	New Century Group Hong Kong, Ltd.	13,351,464	151,056
	New Island Printing Holdings	176,000	6,586
*	New World Mobile Holdings, Ltd.	22,140	6,388
#	Next Media, Ltd.	6,106,000	712,859
	Norstar Founders Group, Ltd.	3,256,000	400,726
*	Orient Power Holdings, Ltd.	804,000	19,503
#	Oriental Press Group	6,124,000	579,025
	Oriental Watch Holdings	610,000	78,985
	Pacific Andes International Holdings, Ltd.	100,000	8,172
*	Pacific Century Premium Developments, Ltd.	6,333,000	1,447,668
	Paliburg Holdings, Ltd.	2,348,830	379,036
*	Paradise Entertainment, Ltd.	3,969,000	17,501
	Paul Y Engineering Group, Ltd.	73,488	3,898
#	Peace Mark Holdings, Ltd.	2,738,022	529,926
	Pegasus International Holdings, Ltd.	226,000	40,844
	Pico Far East Holdings, Ltd.	3,864,000	207,976
*	Playmates Toys, Ltd.	504,700	4,281
*	PME Group, Ltd.	950,000	21,196
	Pokfulam Development Co., Ltd.	234,000	109,005
*	Pokphand (C.P.) Co., Ltd.	5,970,000	131,611
*	Polyard Petroleum International	1,170,000	7,463
#	Ports Design, Ltd.	692,500	844,826
*	Premium Land, Ltd.	990,000	46,702
*	Proview International Holdings, Ltd.	11,635,322	241,517
#	Public Financial Holdings, Ltd.	2,412,000	903,048
*	Pyxis Group, Ltd.	1,936,000	53,707
	Qin Jia Yuan Media Services Co., Ltd.	1,022,392	229,800
*	QPL International Holdings, Ltd.	2,009,000	28,514
	Quality Healthcare Asia, Ltd.	478,995	136,500
	Raymond Industrial, Ltd.	1,547,400	110,149
#	Regal Hotels International Holdings, Ltd.	2,891,800	806,462
	Rivera Holdings, Ltd.	5,710,000	139,307
#	Road King Infrastructure, Ltd.	1,718,000	645,623
	Roadshow Holdings, Ltd.	1,456,000	93,940

13

	S.A.S. Dragon Holdings, Ltd.	1,456,000	150,083
#	Sa Sa International Holdings, Ltd.	2,768,000	690,720
	Safety Godown Co., Ltd.	408,000	145,827
	Samson Paper Holdings, Ltd.	666,000	37,085
*	San Miguel Brewery	612,800	79,113
*	Sanyuan Group, Ltd.	415,000	8,032
	Sea Holdings, Ltd.	1,138,000	332,272
*	SEEC Media Group, Ltd.	2,550,000	60,892
*	Shanghai Zenghai Property, Ltd.	14,702,000	221,687
	Shaw Brothers Hong Kong, Ltd.	741,000	1,228,459
#	Shell Electric Manufacturing Co., Ltd.	1,254,172	388,997
	Shenyin Wanguo, Ltd.	1,212,500	449,471
	Shougang Concord Century Holdings, Ltd.	3,916,000	175,402
*	Shougang Concord Grand Group, Ltd.	2,451,000	96,456
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	115,490
#	Shui On Construction & Materials, Ltd.	720,000	564,591
*	Shun Ho Resources Holdings, Ltd.	483,000	78,077
*	Shun Ho Technology Holdings, Ltd.	1,037,452	75,040
#	Shun Tak Holdings, Ltd.	3,260,000	904,133
	Silver Grant International	5,033,000	461,536
*	Sincere Co., Ltd.	505,500	13,492
	Sing Tao News Corp., Ltd.	1,842,000	84,988
	Sino Biopharmaceutical, Ltd.	5,880,000	800,632
*	Sinocan Holdings, Ltd.	350,000	1,761
*	Sino-i Technology, Ltd.	51,703,158	289,285
*	Skyfame Realty Holdings, Ltd.	2,737,750	104,437
#	Smartone Telecommunications Holdings, Ltd.	1,285,500	955,967
*	SMI Publishing Group, Ltd.	250,511	485
*	Solartech International Holdings, Ltd.	3,090,000	27,628
	South China (China), Ltd.	5,620,000	348,028
	South China Financial Holdings, Ltd.	4,872,000	26,434
	Southeast Asia Properties & Finance, Ltd.	263,538	64,608
	Starlight International Holdings	1,903,792	41,282
*	Styland Holdings, Ltd.	101,808	289
	Sun Hing Vision Group Holdings, Ltd.	358,000	74,053
	Sun Hung Kai & Co., Ltd.	320,000	161,899
	Sunway International Holdings, Ltd.	866,000	12,580
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	48,856
	Synergis Holdings, Ltd.	350,033	24,389
*	Tack Fat Group	4,448,000	229,568
	Tai Cheung Holdings	1,799,000	675,331
	Tai Fook Securities Group, Ltd.	2,023,899	322,223
	Tai Sang Land Development, Ltd.	576,984	175,156
*	Tak Shun Technology Group, Ltd.	24,016,000	146,404
	Tak Sing Alliance Holdings	2,909,865	149,027
	Tan Chong International, Ltd.	1,212,000	185,799
*	TCC International Holdings, Ltd.	1,691,789	402,445
*	Technology Venture Holdings, Ltd.	586,000	4,586
#	Techtronic Industries Co., Ltd.	4,175,500	839,390
*	Termbray Industries International	2,304,900	273,797
	Tern Properties	61,200	22,110
	Texhong Textile Group, Ltd.	1,930,000	103,471

14

	Texwinca Holdings, Ltd.	2,438,000	1,039,584
*	The Sun’s Group, Ltd.	25,506	2,474
	Tian An China Investments	3,975,430	953,959
*	Tian Teck Land	1,076,000	556,185
*	Tomorrow International Holdings, Ltd.	1,296,420	16,038
	Tongda Group Holdings, Ltd.	8,210,000	63,993
#	Top Form International, Ltd.	2,760,000	93,072
*	Topsearch International (Holdings), Ltd.	3,860,000	102,665
	Tristate Holdings, Ltd.	188,000	24,187
	Truly International Holdings	1,074,000	576,770
	Tungtex (Holdings) Co., Ltd.	910,000	122,566
	Tysan Holdings, Ltd.	1,040,773	67,347
*	United Power Investment, Ltd.	5,696,000	73,629
*	U-Right International Holdings, Ltd.	4,746,000	8,573
	USI Holdings, Ltd.	1,452,999	232,022
	Van Shung Chong Holdings, Ltd.	2,245,335	112,632
	Varitronix International, Ltd.	1,093,293	293,672
	Vedan International (Holdings), Ltd.	3,144,000	171,157
	Veeko International Holdings, Ltd.	1,532,981	18,500
#	Victory City International Holdings, Ltd.	1,839,457	121,958
*	Vital Biotech Holdings, Ltd.	470,000	10,040
#	Vitasoy International Holdings, Ltd.	3,115,000	1,389,642
*	Vongroup, Ltd.	10,865,000	90,161
#	Vtech Holdings, Ltd.	262,000	1,109,942
	Wah Ha Realty Co., Ltd.	278,600	58,415
	Wai Kee Holdings, Ltd.	8,218,738	958,808
	Wang On Group, Ltd.	38,896,460	136,411
*	Warderly International Holdings, Ltd.	520,000	32,206
*	Welling Holdings, Ltd.	12,708,000	268,331
*	Winfoong International, Ltd.	1,210,000	10,144
	Wing On Co. International, Ltd.	785,000	832,624
	Wing Shan International	896,000	43,742
	Wong’s International (Holdings), Ltd.	737,641	38,329
	Wong’s Kong King International (Holdings), Ltd.	120,000	9,778
#	Xinyi Glass Holding Co., Ltd.	1,956,000	529,443
*	Xpress Group, Ltd.	3,464,000	26,217
	Y. T. Realty Group, Ltd.	965,000	171,224
	Yangtzekiang Garment, Ltd.	607,500	81,966
	Yau Lee Holdings, Ltd.	534,000	47,146
	YGM Trading	284,000	113,017
	Yip’s Chemical Holdings, Ltd.	1,344,000	363,118
*	Yueshou Environmental Holdings, Ltd.	510,800	6,188
	Yugang International, Ltd.	123,976,000	935,001
*	Yunnan Enterprises Holdings, Ltd.	240,000	12,299
TOTAL COMMON STOCKS			82,288,533

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	14,749
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Warrants 09/07/09	4,881,864	—
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	2,520

15

*	COL Capital, Ltd. Warrants 07/27/09	110,648	999
*	Hop Hing Group Holdings, Ltd. Warrants 04/30/09	132,053	2,385
*	ITC Corp., Ltd. Warrants 11/04/09	1,154,917	2,310
*	ITC Properties Group, Ltd. Warrants 02/04/10	4,368,736	5,637
*	Lippo, Ltd. Warrants 07/04/11	122,470	14,222
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	140
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	191,400	—
*	PYI Corp., Ltd. Warrants 09/25/09	747,078	1,831
*	Samson Paper Holdings, Ltd. Warrants 06/04/10	111,000	258
*	South China (China), Ltd. Rights 09/06/10	1,124,000	6,599
*	Victory City International Holdings, Ltd. Rights 01/09/09	919,728	3,085
TOTAL RIGHTS/WARRANTS			54,735

TOTAL — HONG KONG			82,343,268

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,728
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			3,728

NEW ZEALAND — (6.5%)
COMMON STOCKS — (6.5%)
	Abano Healthcare Group, Ltd.	31,300	83,301
*	AFFCO Holdings, Ltd.	1,806,887	401,941
	Air New Zealand, Ltd.	1,256,716	706,121
	Cavalier Corp., Ltd.	283,674	290,850
	CDL Investments New Zealand, Ltd.	395,965	54,595
	Colonial Motor Co., Ltd.	126,795	191,595
	Ebos Group, Ltd.	158,421	404,917
#	Fisher & Paykel Appliances Holdings, Ltd.	1,484,782	1,174,603
	Fisher & Paykel Healthcare Corp.	2,789,046	5,139,633
#	Freightways, Ltd.	685,032	1,283,179
#	Hallenstein Glassons Holdings, Ltd.	241,638	304,267
	Hellaby Holdings, Ltd.	242,239	184,532
	Horizon Energy Distribution, Ltd.	40,420	77,832
	Infratil, Ltd.	2,086,579	1,991,869
	Mainfreight, Ltd.	462,988	1,307,844
	Methven, Ltd.	10,000	7,264
	Michael Hill International, Ltd.	1,534,152	458,875
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	394,700
	New Zealand Exchange, Ltd.	57,282	182,103
	New Zealand Oil & Gas, Ltd.	1,629,024	1,216,079
	New Zealand Refining Co., Ltd.	494,180	1,693,687
	Northland Port Corp. (New Zealand), Ltd.	219,997	336,259
	Nuplex Industries, Ltd.	452,063	794,384
	Port of Tauranga, Ltd.	566,944	2,163,122
*	ProvencoCadmus, Ltd.	524,201	21,482
#	Pumpkin Patch, Ltd.	606,913	337,865
	Pyne Gould Guinness, Ltd.	1,020,032	770,300
	Restaurant Brand New Zealand, Ltd.	369,175	140,364

16

*	Richina Pacific, Ltd.	309,644	65,793
* #	Rubicon, Ltd.	974,601	341,056
#	Ryman Healthcare, Ltd.	2,353,608	1,906,843
	Sanford, Ltd.	409,164	1,282,095
*	Scott Technology, Ltd.	60,843	33,061
*	Seafresh Fisheries, Ltd.	80,520	1,318
	Skellerup Holdings, Ltd.	170,441	72,929
#	Sky City Entertainment Group, Ltd.	2,775,063	5,077,067
	South Port New Zealand, Ltd.	30,744	36,728
#	Steel & Tube Holdings, Ltd.	404,138	756,388
	Taylors Group, Ltd.	29,646	20,380
*	Tenon, Ltd.	19,132	5,878
#	Tourism Holdings, Ltd.	402,452	157,636
	Tower, Ltd.	683,655	617,372
	Trustpower, Ltd.	3,300	14,278
	Vector, Ltd.	407,887	479,709
	Warehouse Group, Ltd.	445,494	918,008

TOTAL — NEW ZEALAND			33,900,102

SINGAPORE — (10.6%)
COMMON STOCKS — (10.6%)
*	Addvalue Technologies, Ltd.	1,043,000	36,572
	Advanced Holdings, Ltd.	691,000	48,416
	Allgreen Properties, Ltd.	320,000	96,503
	Apollo Enterprises, Ltd.	302,000	187,734
	Aqua-Terra Supply Co., Ltd.	641,000	53,844
	Armstrong Industrial Corp., Ltd.	1,460,000	122,317
*	ASA Group Holdings, Ltd.	336,000	9,367
#	Asia Environment Holdings, Ltd.	528,793	39,020
*	Asia-Pacific Strategic Investments, Ltd.	1,410	247
	ASL Marine Holdings, Ltd.	497,000	153,221
	A-Sonic Aerospace, Ltd.	626,996	17,407
	Aussino Group, Ltd.	967,000	80,541
*	Ban Joo & Co., Ltd.	928,000	9,780
	Best World International, Ltd.	307,500	42,899
	Beyonics Technology, Ltd.	9,328,300	802,057
	Bonvests Holdings, Ltd.	990,000	387,243
	Broadway Industrial Group, Ltd.	461,000	49,744
*	Brothers (Holdings), Ltd.	504,628	40,039
	Bukit Sembawang Estates, Ltd.	341,003	958,110
	CEI Contract Manufacturing, Ltd.	432,000	32,912
	Cerebos Pacific, Ltd.	528,000	1,119,166
#	CH Offshore, Ltd.	1,568,200	284,675
*	Chartered Semiconductor Manufacturing, Ltd.	790,000	99,551
*	Chemical Industries (Far East), Ltd.	105,910	32,345
	China Dairy Group, Ltd.	1,502,000	89,893
*	China Energy, Ltd.	3,110,000	328,139
	China Merchants Holdings Pacific, Ltd.	809,000	268,708
	Chip Eng Seng Corp., Ltd.	1,775,000	236,652
	Chosen Holdings, Ltd.	1,284,000	78,362
	Chuan Hup Holdings, Ltd.	4,385,000	584,502

17

*	Chuan Soon Huat Industrial Group, Ltd.	614,000	2,131
*	Compact Metal Industries, Ltd.	643,000	4,463
* #	Creative Technology Co., Ltd.	257,350	774,019
	CSC Holdings, Ltd.	1,829,000	115,623
#	CSE Global, Ltd.	1,854,000	483,923
	CWT, Ltd.	1,384,500	305,860
#	Delong Holdings, Ltd.	1,287,000	544,526
*	Digiland International, Ltd.	11,763,000	40,840
*	Eagle Brand Holdings, Ltd.	14,387,000	149,787
*	Eastern Asia Technology, Ltd.	1,205,000	33,455
*	Ellipsiz, Ltd.	123,000	3,001
	Engro Corp., Ltd.	354,000	143,205
*	Enviro-Hub Holdings, Ltd.	1,445,666	111,007
	Eu Yan Sang International, Ltd.	182,000	36,805
*	Eucon Holdings, Ltd.	3,096,000	38,788
#	F.J. Benjamin Holdings, Ltd.	1,095,000	126,703
#	Federal International (2000), Ltd.	657,000	64,524
*	Firstlink Investments Corp., Ltd.	1,951,000	34,149
*	Fischer Tech, Ltd.	244,000	13,125
	Food Empire Holdings, Ltd.	1,094,400	259,205
	Freight Links Express Holdings, Ltd.	3,893,000	94,844
*	Fu Yu Corp., Ltd.	3,993,750	198,879
*	Gallant Venture, Ltd.	990,000	83,242
	GK Goh Holdings, Ltd.	1,463,000	496,463
#	Goodpack, Ltd.	1,559,000	903,549
	GP Batteries International, Ltd.	395,000	151,732
	GP Industries, Ltd.	3,054,209	629,191
#	Grand Banks Yachts, Ltd.	250,000	110,524
#	Guocoland, Ltd.	495,500	393,327
	Hersing Corp., Ltd.	1,285,000	193,525
#	Hi-P International, Ltd.	2,187,000	458,736
#	Ho Bee Investment, Ltd.	541,000	144,033
*	Hong Fok Corp., Ltd.	7,081,700	1,089,851
#	Hong Leong Asia, Ltd.	868,000	376,480
	Hotel Grand Central, Ltd.	1,060,514	400,186
	Hotel Plaza, Ltd.	1,687,500	1,359,311
#	Hotel Properties, Ltd.	1,679,600	1,316,536
	Hour Glass, Ltd.	622,744	211,562
* #	HTL International Holdings, Ltd.	1,691,843	106,328
	Huan Hsin Holdings, Ltd.	1,138,400	177,771
	HupSteel, Ltd.	1,687,875	193,366
	Hwa Hong Corp., Ltd.	2,436,000	602,403
#	Hyflux, Ltd.	1,336,000	1,670,511
	IDT Holdings, Ltd.	693,000	116,031
	IFS Capital, Ltd.	348,000	118,355
*	Informatics Education, Ltd.	1,339,000	21,765
#	InnoTek, Ltd.	931,000	134,059
*	Innovalues, Ltd.	630,000	37,492
*	Intraco, Ltd.	608,500	97,140
	IPC Corp., Ltd.	1,512,000	63,244
	Isetan (Singapore), Ltd.	122,500	256,812
	Jadason Enterprises, Ltd.	1,108,000	28,962

18

*	Jasper Investments, Ltd.	90,680	12,751
#	Jaya Holdings, Ltd.	2,265,000	450,340
*	JK Yaming International Holdings, Ltd.	907,000	225,058
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	124,410
	K1 Ventures, Ltd.	5,227,500	517,434
#	Keppel Land, Ltd.	438,000	520,494
#	Keppel Telecommunications and Transportation, Ltd.	1,897,800	1,048,337
	Khong Guan Flour Milling, Ltd.	38,000	21,628
	Kian Ann Engineering, Ltd.	1,302,000	126,631
	Kian Ho Bearings, Ltd.	781,500	85,432
	Kim Eng Holdings, Ltd.	1,361,620	1,033,075
	Koh Brothers Group, Ltd.	1,494,000	129,611
	KS Energy Services, Ltd.	140,000	96,943
*	L & M Group Investments, Ltd.	7,107,100	24,665
#	Lafe Corp., Ltd.	1,234,800	41,092
*	LanTroVision (S), Ltd.	5,028,750	62,065
	LC Development, Ltd.	2,041,254	114,500
	Lee Kim Tah Holdings, Ltd.	1,600,000	403,593
	Lion Asiapac, Ltd.	473,000	47,782
	Low Keng Huat Singapore, Ltd.	2,232,000	240,727
	Lum Chang Holdings, Ltd.	1,134,030	121,624
* #	Manhattan Resources, Ltd.	668,000	159,120
	Manufacturing Integration Technology, Ltd.	588,000	18,365
*	MDR, Ltd.	2,040,000	17,838
* #	Mediaring.Com, Ltd.	4,262,500	185,692
	Memtech International, Ltd.	1,322,000	52,996
#	Metro Holdings, Ltd.	1,994,960	508,785
	Midas Holdings, Ltd.	900,000	305,384
*	Mirach Energy, Ltd.	460,000	9,601
	Miyoshi Precision, Ltd.	553,500	28,992
	MobileOne, Ltd.	2,063,000	2,129,953
	Multi-Chem, Ltd.	1,263,000	83,280
	Nera Telecommunications, Ltd.	1,272,000	172,795
	New Toyo International Holdings, Ltd.	1,043,000	122,820
	NSL, Ltd.	414,000	271,027
	Orchard Parade Holdings, Ltd.	956,022	394,932
	Ossia International, Ltd.	750,554	80,747
	Pan-United Corp., Ltd.	2,060,000	555,899
	Parkway Holdings, Ltd.	787,133	682,163
	PCI, Ltd.	734,000	122,407
*	Penguin International, Ltd.	400,000	13,948
	Pertama Holdings, Ltd.	459,750	73,394
#	Petra Foods, Ltd.	881,000	232,968
	Popular Holdings, Ltd.	1,813,000	139,252
	PSC Corp., Ltd.	1,973,419	220,591
	QAF, Ltd.	881,000	118,052
*	Qian Hu Corp., Ltd.	674,600	42,150
#	Raffles Education Corp., Ltd.	3,990,000	1,580,317
	Rotary Engineering, Ltd.	1,703,600	291,401
	San Teh, Ltd.	838,406	169,804
	SBS Transit, Ltd.	962,500	1,137,855
	SC Global Developments, Ltd.	42,000	15,880

19

	Seksun Corp., Ltd.	280,000	4,866
#	Sim Lian Group, Ltd.	1,380,000	271,633
	Sing Holdings, Ltd.	36,666	4,550
	Sing Investments & Finance, Ltd.	198,450	143,464
	Singapore Food Industries, Ltd.	1,671,000	1,034,558
	Singapore Land, Ltd.	154,000	378,205
	Singapore Petroleum Co., Ltd.	1,351,000	2,141,571
	Singapore Post, Ltd.	6,289,900	3,480,235
	Singapore Reinsurance Corp., Ltd.	1,864,530	186,733
	Singapore Shipping Corp., Ltd.	1,765,000	241,253
	Singapura Finance, Ltd.	174,062	151,613
	Sinwa, Ltd.	259,000	23,282
	SMB United, Ltd.	2,010,000	176,127
#	SP Chemicals, Ltd.	1,219,500	615,619
*	SP Corp., Ltd.	454,000	8,666
	SSH Corp., Ltd.	1,307,000	100,459
#	Stamford Land Corp., Ltd.	2,946,000	536,236
	Straco Corp., Ltd.	130,000	7,670
#	Straits Asia Resources, Ltd.	1,279,000	700,089
	Sunningdale Tech, Ltd.	12,125,000	500,211
*	Sunright, Ltd.	378,000	41,978
	Superbowl Holdings, Ltd.	980,000	78,223
	Superior Multi-Packaging, Ltd.	490,500	27,236
* #	Swiber Holdings, Ltd.	801,000	312,467
#	Tat Hong Holdings, Ltd.	1,169,000	554,160
*	Thakral Corp., Ltd.	6,028,000	231,801
#	Tiong Woon Corp. Holding, Ltd.	1,359,000	186,116
	Transcu Group, Ltd.	265,000	147,146
	Trek 2000 International, Ltd.	1,004,000	82,283
*	TT International, Ltd.	2,742,480	48,079
	UMS Holdings, Ltd.	941,000	71,452
	United Engineers, Ltd.	829,666	677,604
	United Envirotech, Ltd.	352,000	29,408
	United Overseas Insurance, Ltd.	188,250	291,360
	United Pulp & Paper Co., Ltd.	708,000	60,198
	UOB-Kay Hian Holdings, Ltd.	1,585,000	1,049,965
	Venture Corp., Ltd.	264,000	807,450
	Vicom, Ltd.	120,000	124,539
#	WBL Corp., Ltd.	600,000	1,283,883
	Wheelock Properties, Ltd.	1,207,000	876,791
	Wing Tai Holdings, Ltd.	140,000	81,375
	Xpress Holdings, Ltd.	3,079,000	129,236
#	Yellow Pages (Singapore), Ltd.	299,000	41,915
	YHI International, Ltd.	1,174,000	143,869
	Yoma Strategic Holdings, Ltd.	132,000	7,559
* #	Yongnam Holdings, Ltd.	1,970,000	131,127
*	Zhongguo Jilong, Ltd.	249,876	7,671
TOTAL COMMON STOCKS			55,429,846

RIGHTS/WARRANTS — (0.0%)
*	Ellipsiz, Ltd. Rights 01/13/09	147,600	—

20

*	Manhattan Resources, Ltd. Warrants 04/09/11	200,400	4,521
*	Popular Holdings, Ltd. Rights 01/19/09	906,500	6,292
*	Qian Hu Corp., Ltd. Rights 09/19/10	204,100	9,208
TOTAL RIGHTS/WARRANTS			20,021

TOTAL — SINGAPORE			55,449,867

			Value †

SECURITIES LENDING COLLATERAL — (20.8%)
§ @	DFA Short Term Investment Fund LP	108,920,765	108,920,765

TOTAL INVESTMENTS - (100.0%)
(Cost $788,805,681)			$523,644,337

See accompanying Notes to Financial Statements.

21

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

December 31, 2008

(Unaudited)

		Shares	Value ††

COMMON STOCKS — (82.0%)
Consumer Discretionary — (10.9%)
*	AlarmForce Industries, Inc.	700	$2,489
	Astral Media, Inc. Class A	186,347	3,683,165
* #	Ballard Power Systems, Inc.	376,152	408,298
* #	CanWest Global Communications Corp.	1,235,600	780,695
*	Coastal Contacts, Inc.	146,900	84,487
	Cogeco Cable, Inc.	59,756	1,670,457
	Corus Entertainment, Inc. Class B	278,300	3,149,333
	Dorel Industries, Inc. Class B	102,100	2,315,755
	easyhome, Ltd.	3,600	27,704
	Forzani Group, Ltd. Class A	130,900	761,330
*	Glacier Media, Inc.	137,200	238,947
	Glentel, Inc.	15,500	94,168
*	Great Canadian Gaming Corp.	279,900	818,501
*	Imax Corp.	800	3,571
	Le Chateau, Inc.	75,900	458,044
	Leon’s Furniture, Ltd.	117,977	860,100
	Linamar Corp.	179,780	538,830
* #	Martinrea International, Inc.	217,878	398,869
*	MDC Partners, Inc. Class A	71,000	218,550
	Quebecor, Inc. Class B	157,493	2,504,324
	Reitmans Canada, Ltd.	188,300	1,776,991
*	RONA, Inc.	426,885	4,149,550
#	Torstar Corp. Class B	165,700	1,123,458
	TVA Group, Inc. Class B	7,000	29,656
	Uni-Select, Inc.	54,300	1,008,586
* #	Westport Innovations, Inc.	117,239	593,555
Total Consumer Discretionary			27,699,413

Consumer Staples — (1.7%)
	Canada Bread Co., Ltd.	13,100	491,900
	Corby Distilleries, Ltd.	50,108	623,458
*	Cott Corp.	512,400	639,203
	Maple Leaf Foods, Inc.	254,000	2,277,667
* #	SunOpta, Inc.	167,700	262,180
	Sun-Rype Products, Ltd.	100	469
Total Consumer Staples			4,294,877

Energy — (16.4%)
	Akita Drilling, Ltd.	42,000	216,039
*	Anderson Energy, Ltd.	282,833	263,473
* #	Antrim Energy, Inc.	487,500	171,780
*	Arawak Energy, Ltd.	146,648	61,772
*	Bankers Petroleum, Ltd.	641,232	384,376

1

*	Berens Energy, Ltd.	208,200	92,758
* #	Birchcliff Energy, Ltd.	336,400	1,376,120
*	BNK Petroleum, Inc.	136,440	13,263
*	Breaker Energy, Ltd.	121,400	501,531
	Calfrac Well Services, Ltd.	101,064	712,237
*	Calvalley Petroleum, Inc.	289,439	316,519
* #	Canadian Superior Energy, Inc.	460,756	447,879
*	Candax Energy, Inc.	122,341	13,379
*	CE Franklin, Ltd.	20,400	72,792
*	Celtic Exploration, Ltd.	119,000	1,215,545
* #	Coalcorp Mining, Inc.	1,081,671	170,859
* #	Comaplex Minerals Corp.	78,800	197,239
* #	Compton Petroleum Corp.	352,300	265,402
* #	Connacher Oil & Gas, Ltd.	782,500	469,056
* #	Corridor Resources, Inc.	300,980	541,252
*	Crew Energy, Inc.	250,936	1,077,327
*	Delphi Energy Corp.	263,700	211,473
* #	Denison Mines Corp.	697,431	824,827
*	Fairborne Energy, Ltd.	248,700	1,178,530
* #	Flint Energy Services, Ltd.	139,000	792,677
* #	Galleon Energy, Inc. Class A	261,437	1,080,056
*	Highpine Oil & Gas, Ltd.	208,209	885,457
* #	Iteration Energy, Ltd.	608,800	675,622
* #	Ivanhoe Energy, Inc.	828,700	389,345
*	MGM Energy Corp.	14,000	2,155
* #	Midnight Oil Exploration, Ltd.	44,300	26,914
* #	Nuvista Energy, Ltd.	250,321	1,749,915
*	Open Range Energy Corp.	96,600	86,858
*	Paramount Resources, Ltd. Class A	126,300	702,860
	Pason Systems, Inc.	219,400	2,497,019
	Pengrowth Energy Trust	5	38
* #	ProEx Energy, Ltd.	199,400	1,809,056
	Pulse Data, Inc.	153,024	182,216
* #	Questerre Energy Corp.	622,200	1,018,100
	Savanna Energy Services Corp.	221,313	1,434,187
#	ShawCor, Ltd.	207,300	3,091,448
*	Storm Exploration, Inc.	132,500	1,483,313
*	Transglobe Energy Corp.	176,500	418,910
#	Trican Well Service, Ltd.	307,371	1,981,914
	Trinidad Drilling, Ltd.	276,200	1,000,092
* #	TriStar Oil and Gas, Ltd.	372,141	3,439,553
* #	TUSK Energy Corp.	271,200	202,109
* #	UEX Corp.	512,088	273,777
* #	Uranium One, Inc.	1,767,600	2,562,984
* #	UTS Energy Corp.	1,586,130	1,027,869
*	Verenex Energy, Inc.	102,500	568,753
*	Vero Energy, Inc.	97,700	430,529
*	West Energy, Ltd.	245,800	370,343
*	Xtreme Coil Drilling Corp.	86,700	108,156
	ZCL Composite, Inc.	87,900	325,397
Total Energy			41,413,050

Financials — (6.3%)
#	AGF Management, Ltd. Class B	324,011	2,493,402
#	Canaccord Capital, Inc.	204,300	668,588

2

	Canadian Western Bank	220,000	2,206,237
	Clairvest Group, Inc.	1,900	20,008
#	DundeeWealth, Inc.	51,100	243,392
	EGI Financial Holdings, Inc.	14,650	80,103
	Equitable Group, Inc.	47,000	447,347
*	Firstservice Corp.	58,400	756,433
#	Gluskin Shef & Associates, Inc.	38,900	231,604
#	Home Capital Group, Inc.	111,700	1,791,543
	Kingsway Financial Services, Inc.	207,600	1,082,984
	Laurentian Bank of Canada	88,500	2,473,269
	Northbridge Financial Corp.	73,600	2,318,594
*	Pacific and Western Credit Corp.	9,000	23,694
	Quest Capital Corp.	725,001	505,063
	Rentcash, Inc.	49,200	214,216
	Sceptre Invesment Counsel, Ltd.	36,300	157,315
	Western Financial Group, Inc.	163,700	240,014
Total Financials			15,953,806

Health Care — (5.8%)
*	Adaltis, Inc.	57,500	3,028
*	AEterna Zentaris, Inc.	124,800	58,634
* #	BioMS Medical Corp.	252,300	715,310
#	Biovail Corp.	484,920	4,532,991
*	Cangene Corp.	175,600	839,239
* #	Cardiome Pharma Corp.	255,300	1,156,036
*	Labopharm, Inc.	265,000	485,136
*	Logibec Group Informatique	2,300	25,059
*	MDS, Inc.	449,208	2,747,283
*	Oncolytics Biotech, Inc.	82,000	98,971
*	Paladin Labs, Inc.	43,300	418,093
*	Parkbridge Lifestyles Communities, Inc.	76,100	163,358
*	Patheon, Inc.	304,900	545,832
*	ProMetic Life Sciences, Inc.	861,300	94,188
* #	QLT, Inc.	212,100	501,687
* #	Resverlogix Corp.	83,900	138,644
*	SXC Health Solutions Corp.	81,061	1,493,177
* #	Theratechnologies, Inc.	263,900	427,542
*	Transition Therapeutics, Inc.	74,533	286,178
Total Health Care			14,730,386

Industrials — (7.3%)
#	Aecon Group, Inc.	186,200	1,659,133
*	Alexco Resource Corp.	95,500	126,869
*	ATS Automation Tooling System, Inc.	285,717	1,157,217
#	Clarke, Inc.	99,356	263,179
	Exco Technologies, Ltd.	9,700	8,879
*	Heroux-Devtek, Inc.	85,400	193,006
*	Hydrogenics Corp.	361,330	146,347
* #	Intermap Technologies, Ltd.	113,894	176,215
	Marsulex, Inc.	48,300	313,001
	Richelieu Hardware, Ltd.	51,200	724,970
#	Russel Metals, Inc.	208,500	3,208,991
*	Stantec, Inc.	156,600	3,824,617
*	The Churchill Corp.	66,413	386,804
	Toromont Industries, Ltd.	214,900	4,002,066

3

	Transat A.T., Inc. Class A	2,400	22,940
	Transcontinental, Inc. Class A	236,728	1,908,014
*	Vector Aerospace Corp.	77,300	204,756
*	West Timmins Mining, Inc.	269,700	126,712
Total Industrials			18,453,716

Information Technology — (6.7%)
*	Aastra Technologies, Ltd.	54,000	520,097
* #	Absolute Software Corp.	137,400	368,403
* #	AXIA NetMedia Corp.	181,667	257,527
*	Belzberg Techologies, Inc.	18,500	30,721
	Calian Technologies, Ltd.	9,800	88,117
*	Celestica, Inc.	750,707	3,435,800
*	Certicom Corp.	52,700	78,121
*	COM DEV International, Ltd.	194,600	498,126
	Computer Modelling Group, Ltd.	39,100	216,958
	Constellation Software, Inc.	19,600	408,829
	Dalsa Corp.	59,000	334,548
	Enghouse Systems, Ltd.	26,650	94,986
	Evertz Technologies, Ltd.	116,100	1,293,135
*	Exfo Electro-Optical Engineering, Inc.	125,300	394,829
	Gennum Corp.	102,000	305,711
* #	Hemisphere GPS, Inc.	196,500	222,843
* #	Kaboose, Inc.	403,800	114,484
*	MacDonald Dettweiler & Associates, Ltd.	126,900	2,240,923
*	March Networks Corp.	29	45
	Matrikon, Inc.	72,400	123,746
*	Miranda Technologies, Inc.	78,841	423,423
	MKS, Inc.	55,300	50,619
	Mosaid Technologies, Inc.	34,600	238,234
*	Nortel Networks Corp.	25,000	6,480
* #	Open Text Corp.	91,300	2,735,672
*	Points International, Ltd.	355,081	127,996
* #	Sierra Wireless, Inc.	127,100	727,904
	Softchoice Corp.	49,571	96,773
*	The Descartes Systems Group, Ltd.	124,400	358,740
*	Tundra Semiconductor Corp.	61,250	158,769
*	Vecima Network, Inc.	38,808	213,766
* #	Webtech Wireless, Inc.	279,500	215,087
*	Wi-LAN, Inc.	320,200	415,002
* #	Zarlink Semiconductor, Inc.	1,004,386	252,215
Total Information Technology			17,048,629

Materials — (26.1%)
*	Alamos Gold, Inc.	338,400	2,398,542
*	Almaden Minerals, Ltd.	108,300	73,691
* #	Altius Minerals Corp.	112,600	421,395
	Amerigo Resources, Ltd.	411,965	126,810
* #	Anvil Mining, Ltd.	214,740	187,865
* #	Apollo Gold Corp.	203,412	44,489
* #	Aquiline Resources, Inc.	224,900	315,170
*	Atna Resource, Ltd.	126,947	60,671
*	Atrium Innovations, Inc.	97,600	1,021,460
*	Augusta Resource Corp.	268,174	117,306
*	Aurizon Mines, Ltd.	509,500	1,646,744

4

*	Baja Mining Corp.	405,400	72,246
	Canam Group, Inc. Class A	158,700	854,885
*	Canfor Corp.	315,174	1,940,318
* #	Capstone Mining Corp.	251,165	185,144
*	Cardero Resource Corp.	151,860	169,758
	Cascades, Inc.	235,076	655,052
* #	Catalyst Paper Corp.	1,675,887	407,263
	CCL Industries, Inc. Class B	93,600	1,895,504
*	Claude Resources, Inc.	1,133,600	381,081
* #	Crystallex International Corp.	1,355,025	208,550
*	Dundee Precious Metals, Inc.	223,854	270,184
* #	Eastern Platinum, Ltd.	2,320,390	629,672
* #	Eastmain Resources, Inc.	228,714	200,090
* #	Endeavour Silver Corp.	147,700	148,358
*	Entree Gold, Inc.	255,400	219,298
* #	Equinox Minerals, Ltd.	1,557,990	1,716,376
*	Etruscan Resources, Inc.	333,375	140,425
* #	Euro Goldfields, Ltd.	488,160	1,281,198
* #	Far West Mining, Ltd.	153,396	72,069
*	Farallon Resources, Ltd.	987,400	119,976
*	First Nickel, Inc.	300	12
	First Quantum Minerals, Ltd.	11,700	166,899
* #	Forsys Metals Corp.	199,402	949,764
* #	Fronteer Development Group, Inc.	325,800	628,112
*	Globestar Mining Corp.	296,306	96,008
* #	Golden Star Resources, Ltd.	855,400	859,211
* #	Grande Cache Coal Corp.	245,800	171,234
* #	Great Basin Gold, Ltd.	822,890	1,046,527
*	Guyana Goldfields, Inc.	161,052	247,873
* #	Hanfeng Evergreen, Inc.	139,191	634,788
	Harry Winston Diamond Corp.	219,100	997,442
* #	HudBay Minerals, Inc.	440,721	1,092,431
	IAMGOLD Corp.	1,117,000	6,876,630
* #	Imperial Metals Corp.	69,090	121,446
	Inmet Mining Corp.	23,500	372,726
* #	Inter-Citic Minerals, Inc.	215,625	76,853
*	International Forest Products, Ltd. Series A	166,200	228,870
#	International Royalty Corp.	280,680	381,970
*	Intertape Polymer Group, Inc.	152,600	134,738
* #	Ivanhoe Mines, Ltd.	408,700	1,082,583
*	Ivernia, Inc.	414,560	23,507
* #	Jinshan Gold Mines, Inc.	443,500	158,072
*	Kimber Resources, Inc.	21,200	10,647
* #	Kirkland Lake Gold, Inc.	169,280	610,203
* #	Lake Shore Gold Corp.	474,700	546,030
*	Laramide Resources, Ltd.	241,000	191,316
* #	Lundin Mining Corp.	783,800	755,546
	Major Drilling Group International, Inc.	91,700	928,514
*	MDN, Inc.	242,980	108,254
* #	Mega Uranium, Ltd.	539,900	336,754
*	Metallic Ventures Gold, Inc.	200	89
	Methanex Corp.	284,100	3,152,831
*	Migao Corp.	160,400	740,608
*	Minco Base Metals Corp.	2,780	—
* #	Neo Material Technologies, Inc.	384,000	395,043

5

#	Norbord, Inc.	309,200	175,326
* #	North American Palladium, Ltd.	199,710	357,521
*	Northgate Minerals Corp.	937,300	774,440
#	Nova Chemicals Corp.	309,000	1,464,277
*	Orvana Minerals Corp.	118,300	52,706
* #	Pan Amer Silver Corp.	213,700	3,636,968
* #	PDX Resources, Inc.	203,200	271,592
*	Petaquilla Minerals, Ltd.	257,380	83,396
*	Platinum Group Metals, Ltd.	178,487	268,923
*	Polaris Miner Corp.	16,700	20,292
* #	PolyMet Mining Corp.	419,277	288,688
* #	Quadra Mining, Ltd.	242,250	547,491
*	Queenston Mining, Inc.	154,425	345,252
* #	Resin Systems, Inc.	508,980	57,721
*	Richmont Mines, Inc.	22,200	37,405
* #	Rubicon Minerals Corp.	427,415	491,640
	Samuel Manu-Tech, Inc.	20,400	99,149
*	SEMAFO, Inc.	549,965	534,595
#	Sherritt International Corp.	275,500	705,209
* #	Shore Gold, Inc.	837,013	305,108
* #	Silver Standard Resources, Inc.	224,292	3,533,803
*	Silver Wheaton Corp.	151,700	983,070
#	Silvercorp Metals, Inc.	454,700	961,334
* #	Starfield Resources, Inc.	953,115	111,949
	Stella-Jones, Inc.	29,600	393,228
*	Tahera Diamond Corp.	235,400	953
* #	Tanzanian Royalty Exploration Corp.	306,313	1,302,668
* #	Taseko Mines, Ltd.	649,000	373,260
*	Thompson Creek Metals Company, Inc.	445,400	1,767,890
* #	Timminco, Ltd.	194,700	556,736
*	Virginia Mines, Inc.	21,000	68,044
*	Wesdome Gold Mines, Ltd.	86,000	80,113
#	West Fraser Timber Co., Ltd.	116,616	3,003,960
	Winpak, Ltd.	59,398	356,532
Total Materials			66,116,360

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	70,960

Utilities — (0.8%)
*	BioteQ Environmental Technologies, Inc.	191,000	60,340
*	Boralex, Inc. Class A	81,100	495,994
* #	Canadian Hydro Developers, Inc.	492,100	1,187,896
*	MAXIM Power Corp.	88,700	172,442
	Pacific Northern Gas, Ltd.	3,900	42,775
Total Utilities			1,959,447

TOTAL COMMON STOCKS			207,740,644

RIGHTS/WARRANTS — (0.0%)
*	Dundee Precious Metals, Inc. Warrants 06/29/12	4,050	164

6

	Face
	Amount	Value †
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 01/02/09 (Collateralized by $1,045,000 FNMA 6.50%, 11/01/36, valued at $702,927) to be repurchased at $691,007	$691	691,000

		Shares

SECURITIES LENDING COLLATERAL — (17.7%)
§ @	DFA Short Term Investment Fund LP	44,952,424	44,952,424

TOTAL INVESTMENTS - (100.0%) (Cost $535,587,348)			$253,384,232

See accompanying Notes to Financial Statements.

7

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

COMMON STOCKS — (74.8%)
Consumer Discretionary — (15.7%)
* #	ABILIT Corp.	584,700	$770,233
#	Aeon Fantasy Co., Ltd.	60,432	440,988
	Aichi Machine Industry Co., Ltd.	285,000	564,195
	Aigan Co., Ltd.	61,600	375,660
	Aisan Industry Co., Ltd.	186,200	1,189,208
#	Akebono Brake Industry Co., Ltd.	375,600	2,211,229
#	Alpha Corp.	31,700	190,614
#	Alpine Electronics, Inc.	225,500	1,983,695
#	Amiyaki Tei Co., Ltd.	239	329,424
#	Amuse, Inc.	25,000	262,223
	Anrakutei Co., Ltd.	50,000	207,335
#	AOI Advertising Promotion, Inc.	39,000	163,537
	AOKI Holdings, Inc.	162,500	1,647,588
	Aoyama Trading Co., Ltd.	95,000	1,110,706
	Asti Corp.	50,000	102,473
	Atom Corp.	129,700	404,262
#	Atsugi Co., Ltd.	701,000	746,031
	Autobacs Seven Co., Ltd.	44,200	938,571
#	Avex Group Holdings, Inc.	151,400	1,189,549
#	Best Denki Co., Ltd.	273,000	803,601
	Calsonic Kansei Corp.	506,000	876,544
* #	Carchs Holdings Co., Ltd.	710,600	220,920
	Catena Corp.	92,000	193,672
#	Chiyoda Co., Ltd.	141,200	1,875,254
#	Chofu Seisakusho Co., Ltd.	124,300	2,715,167
*	Chori Co., Ltd.	658,000	676,478
	Chuo Spring Co., Ltd.	205,000	648,408
#	Clarion Co., Ltd.	909,000	663,657
#	Cleanup Corp.	155,700	515,341
#	Colowide Co., Ltd.	200,450	1,022,870
	Corona Corp.	98,500	844,642
	Cross Plus, Inc.	22,000	216,713
#	Culture Convenience Club Co., Ltd.	243,600	1,613,714
#	Cybozu, Inc.	615	119,948
	Daido Kogyo Co., Ltd.	145,000	237,544
#	Daidoh, Ltd.	125,600	1,442,042
	Daifuku Co., Ltd.	192,500	1,035,623
#	Daikoku Denki Co., Ltd.	49,400	507,184
	Daimaruenawin Co., Ltd.	400	2,164
	Dainichi Co., Ltd.	57,700	342,982
	Daisyo Corp.	72,300	912,963
*	Daito Woolen Spinning & Weaving Co., Ltd.	13,000	7,606
#	Daiwa Seiko, Inc.	433,000	611,604
#	Daiwabo Co., Ltd.	466,000	1,033,854

1

	DCM Japan Holdings Co., Ltd.	241,300	1,768,519
#	Descente, Ltd.	263,000	1,040,408
#	Don Quijote Co., Ltd.	56,400	1,022,735
#	Doshisha Co., Ltd.	64,900	720,949
#	DOUTOR NICHIRES Holdings Co., Ltd.	175,286	2,728,294
	Dynic Corp.	127,000	164,287
#	Eagle Industry Co., Ltd.	166,000	544,956
* #	Econach Co., Ltd.	177,000	78,496
#	Edion Corp.	266,500	1,811,679
	Eikoh, Inc.	41,800	133,493
	Exedy Corp.	120,500	1,726,428
#	F&A Aqua Holdings, Inc.	60,638	443,922
	Fine Sinter Co., Ltd.	49,000	123,761
	Foster Electric Co., Ltd.	81,900	877,831
#	France Bed Holdings Co., Ltd.	804,000	887,752
	Fuji Co., Ltd.	117,200	1,983,446
#	Fuji Corp., Ltd.	113,900	257,186
#	Fuji Kiko Co., Ltd.	151,000	176,351
#	Fuji Kyuko Co., Ltd.	369,000	1,599,290
	Fuji Oozx, Inc.	6,000	18,494
*	Fujii & Co., Ltd.	44,000	447
	Fujikura Rubber, Ltd.	74,000	229,666
#	Fujita Kanko, Inc.	402,100	2,521,153
	Fujitsu Business Systems, Ltd.	88,500	1,253,682
#	Fujitsu General, Ltd.	339,000	713,957
	Funai Electric Co., Ltd.	38,900	514,166
* #	Furukawa Battery Co., Ltd.	87,000	472,053
	G-7 Holdings, Inc.	29,200	107,592
*	Gajoen Kanko Co.	37,000	—
#	Gakken Co., Ltd.	354,000	614,583
	Genki Sushi Co., Ltd.	19,200	234,204
	GEO Co., Ltd.	1,255	912,480
	Goldcrest Co., Ltd.	55,870	820,581
* #	Goldwin, Inc.	175,000	256,370
	Gourmet Kineya Co., Ltd.	67,000	463,318
#	Gro-BeLS Co., Ltd.	177,000	45,886
* #	GSI Creos Corp.	194,000	169,565
	Gunze, Ltd.	624,000	2,059,735
#	Hakuyosha Co., Ltd.	88,000	231,617
#	Happinet Corp.	36,100	439,502
#	Haruyama Trading Co., Ltd.	49,900	188,553
#	Haseko Corp.	1,139,500	1,031,168
	Heiwa Corp.	46,900	321,854
	Himaraya Co., Ltd.	38,300	117,382
#	HIS Co., Ltd.	118,200	1,710,969
	Horipro, Inc.	47,000	441,113
	I Metal Technology Co., Ltd.	150,000	329,472
	Ichikawa Co., Ltd.	63,000	171,735
#	Ichikoh Industries, Ltd.	289,000	514,677
* #	Image Holdings Co., Ltd.	41,000	162,286
	Imasen Electric Industrial Co., Ltd.	54,400	416,029
	Imperial Hotel, Ltd.	10,200	220,430
*	Impress Holdings, Inc.	1,124	137,565
	Inaba Seisakusho Co., Ltd.	60,800	624,258
	Ishizuka Glass Co., Ltd.	109,000	165,175

2

*	Izuhakone Railway Co., Ltd.	300	16,445
* #	Izutsuya Co., Ltd.	350,000	184,182
#	Japan Vilene Co., Ltd.	224,000	952,822
#	Jeans Mate Corp.	38,208	183,690
	Jidosha Buhin Kogyo Co., Ltd.	82,000	151,502
	Joban Kosan Co., Ltd.	221,000	352,858
#	Joshin Denki Co., Ltd.	196,000	1,816,863
	Juntendo Co., Ltd.	35,000	34,796
* #	JVC Kenwood Holdings, Inc.	2,477,300	1,332,828
	Kabuki-Za Co., Ltd.	39,000	1,749,949
	Kachikaihatsu Co., Ltd.	186,000	65,333
#	Kadokawa Holdings, Inc.	91,900	1,688,440
	Kanto Auto Works, Ltd.	237,000	2,879,846
	Kasai Kogyo Co., Ltd.	119,000	265,504
	Kato Sangyo Co., Ltd.	127,200	1,607,033
#	Kawai Musical Instruments Manufacturing Co., Ltd.	256,000	244,044
* #	Kawashima Selkon Textiles Co., Ltd.	335,000	214,259
#	Kayaba Industry Co., Ltd.	726,000	1,400,685
	Keihin Corp.	35,300	315,509
#	Keiyo Co., Ltd.	195,000	1,016,782
#	Kentucky Fried Chicken Japan, Ltd.	78,000	1,348,550
	Kinugawa Rubber Industrial Co., Ltd.	198,000	278,676
#	Kisoji Co., Ltd.	87,000	1,719,902
	Koekisha Co., Ltd.	13,600	231,768
	Kohnan Shoji Co., Ltd.	91,600	1,001,692
#	Kojima Co., Ltd.	126,600	477,361
	Komatsu Seiren Co., Ltd.	145,000	574,454
#	Konaka Co., Ltd.	104,960	329,214
* #	Kosugi Sangyo Co., Ltd.	416,000	42,494
	Ku Holdings Co., Ltd.	68,200	139,755
	Kura Corp.	283	379,136
	Kurabo Industries, Ltd.	856,000	1,216,067
	Kuraudia Co., Ltd.	4,800	48,006
	Kuroganeya Co., Ltd.	14,000	50,320
#	K’s Holdings Corp.	130,772	2,159,374
#	Kyoritsu Maintenance Co., Ltd.	49,660	648,630
	Kyoto Kimono Yuzen Co., Ltd.	557	351,606
	Kyowa Leather Cloth Co., Ltd.	73,500	369,769
* #	Laox Co., Ltd.	1,425,000	466,060
#	Look, Inc.	902,000	773,102
#	Maezawa Kyuso Industries Co., Ltd.	50,400	613,853
*	Magara Construction Co., Ltd.	135,000	1,370
* #	Mamiya-Op Co., Ltd.	285,000	103,034
#	Marche Corp.	23,000	136,883
	Mars Engineering Corp.	75,900	1,577,693
#	Maruei Department Store Co., Ltd.	142,000	372,568
*	Maruishi Holdings Co., Ltd.	214,000	2,172
	Maruzen Co., Ltd.	46,000	159,045
#	Matsuya Co., Ltd.	179,700	3,806,351
#	Matsuya Foods Co., Ltd.	64,900	777,313
	Meiwa Industry Co., Ltd.	38,000	59,076
#	Mikuni Corp.	114,000	165,637
#	Misawa Resort Co., Ltd.	190,000	408,964
	Mitsuba Corp.	152,690	765,736
	Mitsui Home Co., Ltd.	223,000	929,965

3

	Miyuki Keori Co., Ltd.	106,000	208,992
#	Mizuno Corp.	450,000	1,888,302
#	MOS Food Services, Inc.	110,000	1,392,766
	MR Max Corp.	123,800	413,877
	Mutow Co., Ltd.	77,300	362,295
* #	Naigai Co., Ltd.	2,944,000	1,008,940
	Nexyz Corp.	3,700	70,396
#	Nice Holdings, Inc.	399,000	663,777
*	Nichimo Corp.	667,000	75,489
	Nidec Copal Corp.	197,400	1,801,487
#	Nidec Tosok Corp.	61,000	498,618
	Nihon Tokushu Toryo Co., Ltd.	56,000	188,375
	Nikko Travel Co., Ltd.	12,200	29,937
#	Nippon Felt Co., Ltd.	67,200	283,035
#	Nippon Piston Ring Co., Ltd.	293,000	314,860
	Nippon Seiki Co., Ltd.	148,400	982,637
#	Nishimatsuya Chain Co., Ltd.	222,800	2,245,019
	Nissan Shatai Co., Ltd.	510,300	3,332,970
#	Nissen Holdings Co., Ltd.	207,400	774,414
	Nissin Kogyo Co., Ltd.	54,600	500,177
#	Nittan Valve Co., Ltd.	82,800	274,052
	Nitto Kako Co., Ltd.	98,000	66,622
	Noritsu Koki Co., Ltd.	117,900	884,783
#	Omikenshi Co., Ltd.	176,000	90,083
*	Orient Watch Co., Ltd.	12,000	4,994
	Pacific Industrial Co., Ltd.	183,000	602,426
#	PanaHome Corp.	519,200	3,079,083
	Parco Co., Ltd.	270,800	2,455,627
#	Paris Miki, Inc.	186,800	1,848,679
* #	PIA Corp.	28,800	300,369
	Piolax, Inc.	44,500	637,389
	Press Kogyo Co., Ltd.	375,000	827,272
#	Resorttrust, Inc.	169,908	1,662,411
#	Rhythm Watch Co., Ltd.	443,000	466,088
#	Right On Co., Ltd.	100,525	1,376,228
#	Riken Corp.	359,000	1,042,103
#	Ringer Hut Co., Ltd.	74,800	791,335
	Roland Corp.	88,300	912,368
#	Royal Co., Ltd.	138,200	1,407,420
	Sagami Chain Co., Ltd.	77,000	727,511
* #	Sagami Co., Ltd.	495,000	619,031
	Sagami Rubber Industries Co., Ltd.	15,000	32,558
#	Saint Marc Holdings Co., Ltd.	37,300	974,397
#	Saizeriya Co., Ltd.	172,200	2,568,763
#	Sakai Ovex Co., Ltd.	205,000	175,467
#	Sanden Corp.	487,000	1,361,844
#	Sanoh Industrial Co., Ltd.	114,900	542,358
#	Sanrio Co., Ltd.	284,100	2,412,405
	Sanyo Housing Nagoya Co., Ltd.	354	286,951
#	Sanyo Shokai, Ltd.	462,000	2,173,751
#	Seiko Holdings Corp.	391,407	1,030,932
#	Seiren Co., Ltd.	215,100	1,198,877
#	Senshukai Co., Ltd.	159,600	1,165,612
* #	Seven Seas Holdings Co., Ltd.	891,000	342,953
#	Shikibo, Ltd.	497,000	492,184

4

	Shimachu Co., Ltd.	43,800	998,957
	Shinyei Kaisha	96,000	143,718
#	Shiroki Co., Ltd.	302,000	806,127
#	Shobunsha Publications, Inc.	358,300	1,214,273
#	Shochiku Co., Ltd.	427,400	2,543,541
	Showa Corp.	247,300	1,174,156
*	Silver Ox, Inc.	179,000	116,485
* #	Silver Seiko, Ltd.	1,091,000	110,758
	SKY Perfect JSAT Holdings, Inc.	4,084	1,540,441
#	SNT Corp.	93,800	356,261
#	Sofmap Co., Ltd.	43,100	74,599
	Soft99 Corp.	71,500	296,766
	Sotoh Co., Ltd.	49,700	495,878
#	SPK Corp.	16,800	175,354
#	Suminoe Textile Co., Ltd.	260,000	367,355
	Sumitomo Forestry Co., Ltd.	440,766	2,892,042
* #	Suzutan Co., Ltd.	26,200	47,992
* #	SxL Corp.	493,000	224,515
	Tachikawa Corp.	50,800	218,110
	Tachi-S Co., Ltd.	119,440	558,133
	Takamatsu Construction Group	131,900	1,962,791
#	Taka-Q Co., Ltd.	73,500	103,929
* #	TAKE AND GIVE. NEEDS Co., Ltd.	2,157	91,127
#	Tasaki Shinju Co., Ltd.	892,000	887,671
	Taya Co., Ltd.	5,000	33,018
	TBK Co., Ltd.	90,000	173,846
	TDF Corp.	27,000	35,250
#	Tecmo, Ltd.	77,700	544,744
#	Teikoku Piston Ring Co., Ltd.	108,100	545,540
	Teikoku Sen-I Co., Ltd.	78,000	269,232
	Telepark Corp.	146	122,823
* #	Ten Allied Co., Ltd.	50,000	157,470
* #	The Daiei, Inc.	223,900	1,089,179
#	The Japan General Estate Co., Ltd.	118,700	261,175
	The Japan Wool Textile Co., Ltd.	308,000	2,300,723
	Tigers Polymer Corp.	59,000	260,053
	Toabo Corp.	353,000	237,769
	Toei Co., Ltd.	427,000	1,680,436
* #	Tohoku Misawa Homes Co., Ltd.	37,500	44,664
#	Tokai Kanko Co., Ltd.	505,999	165,501
	Tokai Rika Co., Ltd.	81,100	820,393
	Tokai Rubber Industries, Ltd.	106,300	878,068
#	Tokai Senko K.K.	462,000	376,033
	Tokyo Dome Corp.	638,200	2,083,923
	Tokyo Kaikan Co., Ltd.	12,000	50,374
	Tokyo Soir Co., Ltd.	49,000	118,024
#	Tokyo Style Co., Ltd.	336,700	2,509,723
#	Tokyotokeiba Co., Ltd.	946,000	1,433,500
	Tokyu Recreation Co., Ltd.	77,000	416,188
#	Tomy Co., Ltd.	313,193	2,046,181
* #	Tonichi Carlife Group, Inc.	318,000	148,276
	Topre Corp.	180,100	1,445,384
	Totenko Co., Ltd.	57,000	78,146
#	Touei Housing Corp.	128,540	152,824
#	Toyo Radiator Co., Ltd.	253,000	463,984

5

#	Toyo Tire & Rubber Co., Ltd.	711,000	1,747,191
#	Toyobo Co., Ltd.	1,002,000	1,421,084
	Tsukamoto Co., Ltd.	67,000	43,417
#	Tsutsumi Jewelry Co., Ltd.	67,500	1,315,035
#	Unitika, Ltd.	1,629,000	1,128,501
	U-Shin, Ltd.	94,500	517,120
	Watabe Wedding Corp.	29,500	268,012
#	Watami Food Service Co., Ltd.	141,000	2,429,596
	Wondertable, Ltd.	97,000	91,164
	Xebio Co., Ltd.	52,800	901,457
	Yamato International, Inc.	43,000	178,028
	Yellow Hat, Ltd.	73,700	335,133
	Yokohama Reito Co., Ltd.	175,000	1,162,901
#	Yomiuri Land Co., Ltd.	269,000	751,745
	Yonex Co., Ltd.	40,000	219,327
#	Yorozu Corp.	73,500	606,702
	Yoshimoto Kogyo Co., Ltd.	116,800	1,164,747
#	Yoshinoya Holdings Co., Ltd.	2,168	1,950,287
#	Zenrin Co., Ltd.	127,400	1,070,649
#	Zensho Co., Ltd.	362,900	1,430,254
Total Consumer Discretionary			218,595,544

Consumer Staples — (8.6%)
#	Aderans Holdings Co., Ltd.	142,450	1,390,268
*	Aeon Hokkaido Corp.	428,200	1,228,808
	Ahjikan Co., Ltd.	10,500	66,192
#	Ariake Japan Co., Ltd.	113,700	1,853,647
	Cawachi, Ltd.	81,200	1,288,709
	CFS Corp.	122,000	779,916
#	Chubu Shiryo Co., Ltd.	89,000	472,578
	Chuo Gyorui Co., Ltd.	93,000	189,682
	Circle K Sunkus Co., Ltd.	900	15,301
	Coca-Cola Central Japan Co., Ltd.	303	1,982,775
*	cocokara fine HOLDINGS, Inc.	36,060	391,307
	CVS Bay Area, Inc.	55,000	73,203
#	DyDo Drinco, Inc.	55,700	1,336,949
	Echo Trading Co., Ltd.	11,000	72,262
	Ensuiko Sugar Refining Co., Ltd.	103,000	171,713
	Ezaki Glico Co., Ltd.	1,074	10,772
#	Fancl Corp.	238,100	2,985,237
* #	First Baking Co., Ltd.	183,000	186,211
	Fuji Oil Co., Ltd.	296,500	3,403,727
	Fujicco Co., Ltd.	118,600	1,377,711
* #	Fujiya Co., Ltd.	549,000	679,591
	Hagoromo Foods Corp.	40,000	386,696
	Harashin Narus Holdings Co., Ltd.	61,500	660,182
* #	Hayashikane Sangyo Co., Ltd.	336,000	264,705
	Heiwado Co., Ltd.	198,600	2,955,905
* #	Hohsui Corp.	120,000	110,316
	Hokkaido Coca-Cola Bottling Co., Ltd.	87,000	444,005
#	Hokuto Corp.	110,300	2,921,277
#	Inageya Co., Ltd.	175,000	1,563,906
	Itochu-Shokuhin Co., Ltd.	43,200	1,480,843
	Itoham Foods, Inc.	693,800	2,130,113
	Izumiya Co., Ltd.	292,000	1,735,111

6

#	J-Oil Mills, Inc.	548,000	2,216,315
	Kameda Seika Co., Ltd.	70,000	881,444
	Kasumi Co., Ltd.	211,000	1,163,032
#	Key Coffee, Inc.	76,600	1,212,593
	Kirindo Co., Ltd.	32,800	151,497
#	Kyodo Shiryo Co., Ltd.	353,000	402,436
	Kyokuyo Co., Ltd.	370,000	679,868
#	Life Corp.	183,900	3,363,423
	Mandom Corp.	82,200	2,218,621
	Marudai Food Co., Ltd.	443,000	1,072,147
#	Maruha Nichiro Holdings, Inc.	1,651,069	2,518,114
*	Maruya Co., Ltd.	14,000	16,782
#	Matsumotokiyoshi Holdings Co., Ltd.	36,500	715,515
*	Maxvalu Tohok Co., Ltd.	18,200	99,058
	Maxvalu Tokai Co., Ltd.	59,400	744,982
#	Meito Sangyo Co., Ltd.	77,800	1,331,160
	Mercian Corp.	413,000	829,138
#	Mikuni Coca-Cola Bottling Co., Ltd.	184,000	1,761,748
#	Milbon Co., Ltd.	42,840	1,058,280
	Ministop Co., Ltd.	97,300	1,806,410
	Mitsui Sugar Co., Ltd.	465,850	1,636,813
	Miyoshi Oil & Fat Co., Ltd.	261,000	328,749
#	Morinaga & Co., Ltd.	909,000	1,807,741
	Morinaga Milk Industry Co., Ltd.	852,000	2,755,994
	Morishita Jinton Co., Ltd.	47,800	97,290
	Morozoff, Ltd.	108,000	340,760
#	Nagatanien Co., Ltd.	118,000	991,161
	Nakamuraya Co., Ltd.	203,000	931,830
#	Nichimo Co., Ltd.	112,000	144,644
#	Nihon Chouzai Co., Ltd.	22,380	342,550
	Niitaka Co., Ltd.	7,260	51,995
	Nippon Beet Sugar Manufacturing Co., Ltd.	513,000	1,100,906
	Nippon Flour Mills Co., Ltd.	604,000	2,769,324
#	Nippon Formula Feed Manufacturing Co., Ltd.	267,000	267,487
	Nippon Suisan Kaisha, Ltd.	514,500	1,283,813
	Nissin Sugar Manufacturing Co., Ltd.	149,000	350,676
	Nitto Flour Milling Co., Ltd.	64,000	186,394
	Oenon Holdings, Inc.	247,000	656,108
	Oie Sangyo Co., Ltd.	20,900	153,009
#	Okuwa Co., Ltd.	153,000	2,066,612
	Olympic Corp.	65,000	455,909
	Oriental Yeast Co., Ltd.	101,000	498,142
	Pietro Co., Ltd.	10,300	85,254
#	Pigeon Corp.	67,800	1,969,705
	Poplar Co., Ltd.	25,760	114,320
* #	Prima Meat Packers, Ltd.	705,000	1,229,532
	Riken Vitamin Co., Ltd.	79,300	2,179,403
	Rock Field Co., Ltd.	47,800	553,970
#	Ryoshoku, Ltd.	149,500	2,851,547
	S Foods, Inc.	104,000	744,749
#	Sakata Seed Corp.	171,000	2,465,304
	Shikoku Coca-Cola Bottling Co., Ltd.	79,800	628,102
	Shoei Foods Corp.	44,000	176,876
	Showa Sangyo Co., Ltd.	604,000	1,644,988
#	Snow Brand Milk Products Co., Ltd.	900,000	3,411,961

7

#	Sogo Medical Co., Ltd.	23,000	666,103
	Sonton Food Industry Co., Ltd.	43,000	268,662
#	Sotetsu Rosen Co., Ltd.	70,000	310,452
	Starzen Corp.	279,000	637,421
#	T. Hasegawa Co., Ltd.	138,900	1,982,650
	Takara Holdings, Inc.	26,000	124,053
* #	The Maruetsu, Inc.	417,000	2,219,221
	The Nisshin Oillio Group, Ltd.	585,000	2,767,054
	Three F Co., Ltd.	17,700	106,480
#	Tobu Store Co., Ltd.	215,000	717,569
	Toho Co., Ltd.	158,000	543,311
#	Tohto Suisan Co., Ltd.	120,000	158,723
	Torigoe Co., Ltd.	84,500	663,027
* #	Toyo Sugar Refining Co., Ltd.	157,000	137,810
	Tsukiji Uoichiba Co., Ltd.	57,000	71,967
	Tsuruha Holdings, Inc.	45,200	1,107,904
	Unicafe, Inc.	14,260	174,062
#	Unicharm Petcare Corp.	97,300	3,433,347
	Unimat Offisco Corp.	85,100	591,444
#	Valor Co., Ltd.	173,600	1,311,022
	Warabeya Nichiyo Co., Ltd.	51,360	742,515
	Yaizu Suisankagaku Industry Co., Ltd.	41,000	436,863
	Yaoko Co., Ltd.	69,100	1,972,989
#	Yomeishu Seizo Co., Ltd.	100,000	853,017
	Yonekyu Corp.	98,000	1,113,842
	Yuasa Funashoku Co., Ltd.	112,000	222,635
#	Yukiguni Maitake Co., Ltd.	86,880	322,874
	Yutaka Foods Corp.	6,000	76,367
Total Consumer Staples			119,859,183

Energy — (1.1%)
#	AOC Holdings, Inc.	139,600	785,718
#	BP Castrol K.K.	69,800	156,529
* #	Fuji Kosan Co., Ltd.	264,000	206,779
	Itochu Enex Co., Ltd.	321,400	1,620,889
	Japan Oil Transportation Co., Ltd.	79,000	136,796
#	Kanto Natural Gas Development Co., Ltd.	197,000	1,265,567
#	Kyoei Tanker Co., Ltd.	115,000	253,222
#	Mitsuuroko Co., Ltd.	227,900	1,469,222
#	Modec, Inc.	124,000	1,962,341
#	Nippon Gas Co., Ltd.	148,900	1,585,469
	Nippon Seiro Co., Ltd.	64,000	136,322
#	Sala Corp.	129,500	698,453
	San-Ai Oil Co., Ltd.	259,000	983,376
#	Shinko Plantech Co., Ltd.	154,800	1,221,396
	Sinanen Co., Ltd.	259,000	1,108,204
#	Toa Oil Co., Ltd.	360,000	364,388
	Toyo Kanetsu K.K.	466,000	559,514
Total Energy			14,514,185

Financials — (7.9%)
#	Arealink Co., Ltd.	3,000	83,204
#	Azel Corp.	1,237,000	231,137
	Bank of the Ryukyus, Ltd.	121,780	1,025,876
#	Central Finance Co., Ltd.	341,000	516,510

8

#	Century Leasing System, Inc.	181,200	1,187,908
#	Chuo Corp.	81,000	50,310
	Daiko Clearing Services Corp.	49,700	370,892
	Fukushima Bank, Ltd.	836,000	599,486
	Fuyo General Lease Co., Ltd.	105,100	1,510,910
	Higashi-Nippon Bank, Ltd.	626,000	1,962,864
#	Ichiyoshi Securities Co., Ltd.	160,600	1,286,019
*	Kakuei (L.) Corp.	100,000	1,015
*	Kirayaka Bank, Ltd.	98,000	110,425
	Kiyo Holdings, Inc.	2,135,900	3,449,129
#	Kobayashi Yoko Co., Ltd.	268,200	611,297
#	Kosei Securities Co., Ltd.	295,000	294,796
#	Marusan Securities Co., Ltd.	256,000	1,250,318
#	Mito Securities Co., Ltd.	271,000	910,569
#	Mizuho Investors Securities Co., Ltd.	781,000	619,425
#	Monex Group, Inc.	2,123	703,127
	Musashino Bank, Ltd.	68,600	2,066,455
*	New Real Property K.K.	43,900	—
*	Nichiboshin, Ltd.	1,190	1,208
* #	NIS Group Co., Ltd.	2,341,425	932,923
#	Nisshin Fudosan Co., Ltd.	218,100	500,714
#	Okasan Securities Group, Inc.	547,000	2,367,111
* #	OMC Card, Inc.	212,500	328,852
	Ricoh Leasing Co., Ltd.	105,100	1,414,930
	Sankei Building Co., Ltd.	228,700	872,929
	Shikoku Bank, Ltd.	742,000	3,396,954
	Shimizu Bank, Ltd.	32,100	1,217,314
#	Sumitomo Real Estate Sales Co., Ltd.	33,200	899,599
	Takagi Securities Co., Ltd.	208,000	236,659
	The Aichi Bank, Ltd.	34,100	2,480,307
	The Akita Bank, Ltd.	666,400	2,770,580
#	The Aomori Bank, Ltd.	611,000	2,560,268
#	The Bank of Ikeda, Ltd.	70,300	2,820,573
#	The Bank of Iwate, Ltd.	63,300	3,934,220
	The Bank of Nagoya, Ltd.	228,297	1,374,290
	The Bank of Okinawa, Ltd.	74,500	2,335,713
	The Bank of Saga, Ltd.	584,000	1,888,894
* #	The Chiba Kogyo Bank, Ltd.	169,600	1,971,338
	The Chukyo Bank, Ltd.	732,000	2,539,504
	The Daisan Bank, Ltd.	621,000	2,227,851
	The Daito Bank, Ltd.	498,000	329,679
	The Ehime Bank, Ltd.	593,000	1,990,971
	The Eighteenth Bank, Ltd.	614,000	1,862,810
	The Fuji Fire & Marine Insurance Co., Ltd.	526,000	1,050,738
#	The Fukui Bank, Ltd.	841,000	2,862,494
	The Higo Bank, Ltd.	74,600	412,914
	The Hokkoku Bank, Ltd.	705,000	2,654,028
	The Hokuetsu Bank, Ltd.	875,000	1,944,532
	The Kagawa Bank, Ltd.	269,350	1,499,849
	The Kagoshima Bank, Ltd.	159,500	1,011,201
	The Kanto Tsukuba Bank, Ltd.	188,800	828,508
	The Kita-Nippon Bank, Ltd.	29,706	772,140
	The Michinoku Bank, Ltd.	524,000	1,122,709
	The Minato Bank, Ltd.	1,431,000	1,778,201
	The Miyazaki Bank, Ltd.	494,000	1,595,297

9

	The Nagano Bank, Ltd.	314,000	680,417
	The Oita Bank, Ltd.	491,900	3,053,271
	The San-in Godo Bank, Ltd.	241,000	1,725,158
#	TOC Co., Ltd.	422,050	1,251,064
	Tochigi Bank, Ltd.	386,000	2,377,904
	Toho Bank, Ltd.	759,200	3,231,050
	Toho Real Estate Co., Ltd.	189,800	1,085,833
	Tohoku Bank, Ltd.	390,000	586,771
	Tokai Tokyo Securities Co., Ltd.	662,000	1,813,450
#	Tokushima Bank, Ltd.	267,200	1,310,261
	Tokyo Rakutenchi Co., Ltd.	222,000	826,666
#	Tokyo Theatres Co., Inc.	299,000	581,794
	Tokyo Tomin Bank, Ltd.	110,100	1,482,328
	Tokyu Community Corp.	48,200	687,252
#	Tokyu Livable, Inc.	128,800	640,193
	Tomato Bank, Ltd.	397,000	842,469
#	Tottori Bank, Ltd.	328,000	942,938
* #	Towa Bank, Ltd.	876,000	728,962
	Toyo Securities Co., Ltd.	307,000	559,702
#	Yamagata Bank, Ltd.	584,500	3,513,370
	Yamanashi Chuo Bank, Ltd.	242,000	1,376,402
	Yuraku Real Estate Co., Ltd.	588,000	690,977
Total Financials			109,618,706

Health Care — (3.6%)
	Aloka Co., Ltd.	101,200	835,370
	As One Corp.	69,568	1,384,277
	ASKA Pharmaceutical Co., Ltd.	101,000	750,533
	Create Medic Co., Ltd.	28,000	231,727
	Eiken Chemical Co., Ltd.	78,900	480,196
	FALCO biosystems, Ltd.	34,300	226,322
#	Fuso Pharmaceutical Industries, Ltd.	322,000	970,234
#	Green Hospital Supply, Inc.	940	320,276
	Hitachi Medical Corp.	135,000	1,091,445
#	Hogy Medical Co., Ltd.	54,500	3,010,223
	Iwaki & Co., Ltd.	55,000	91,500
	Japan Medical Dynamic Marketing, Inc.	44,900	80,513
#	Jeol, Ltd.	268,000	758,781
	JMS Co., Ltd.	126,000	368,758
	Kaken Pharmaceutical Co., Ltd.	387,000	3,214,136
	Kawamoto Corp.	4,000	12,107
	Kawanishi Holdings, Ltd.	7,400	63,481
	Kawasumi Laboratories, Inc.	45,000	185,817
#	Kissei Pharmaceutical Co., Ltd.	106,500	2,428,691
#	Kyorin Co., Ltd.	198,000	2,113,556
	Miraca Holdings, Inc.	148,300	2,391,594
#	Mochida Pharmaceutical Co., Ltd.	409,900	3,842,649
#	Nichii Gakkan Co.	121,200	1,142,013
	Nihon Kohden Corp.	151,200	2,554,222
#	Nikkiso Co., Ltd.	237,000	1,187,448
#	Nippon Chemiphar Co., Ltd.	131,000	440,433
	Nippon Shinyaku Co., Ltd.	237,000	2,343,138
#	Nipro Corp.	201,100	3,083,037
	Nissui Pharmaceutical Co., Ltd.	66,100	468,772
#	Paramount Bed Co., Ltd.	106,500	1,387,873

10

	Rion Co., Ltd.	5,000	26,455
	Rohto Pharmaceutical Co., Ltd.	97,600	1,106,546
	Seikagaku Corp.	198,500	1,770,732
#	SSP Co., Ltd.	425,000	2,412,769
#	Sundrug Co., Ltd.	71,900	1,309,106
#	Topcon Corp.	121,700	684,987
	Torii Pharmaceutical Co., Ltd.	96,300	1,326,664
#	Towa Pharmaceutical Co., Ltd.	56,300	1,674,370
	Vital-Net, Inc.	142,400	635,723
#	Wakamoto Pharmaceutical Co., Ltd.	100,000	342,587
#	Zeria Pharmaceutical Co., Ltd.	159,000	1,738,071
Total Health Care			50,487,132

Industrials — (20.9%)
#	A&A Material Corp.	235,000	160,590
#	Advan Co., Ltd.	99,400	411,534
* #	ADVANEX, Inc.	121,000	120,295
#	Aeon Delight Co., Ltd.	139,000	3,424,202
	Aica Kogyo Co., Ltd.	236,500	2,099,469
#	Aichi Corp.	260,700	937,309
	Aida Engineering, Ltd.	265,700	972,626
	Airport Facilities Co., Ltd.	185,870	1,007,139
	Airtech Japan, Ltd.	26,700	94,867
	Alps Logistics Co., Ltd.	52,500	538,190
#	Altech Co., Ltd.	23,000	42,456
#	Altech Corp.	37,150	332,318
#	Amano Corp.	269,000	1,800,136
	Ando Corp.	257,000	363,444
#	Anest Iwata Corp.	149,000	541,071
* #	AOMI Construction Co., Ltd.	211,000	63,494
	Asahi Diamond Industrial Co., Ltd.	245,000	1,148,299
	Asahi Kogyosha Co., Ltd.	99,000	282,228
#	Asahi Pretec Corp.	120,450	1,124,332
* #	Asanuma Corp.	1,424,000	807,881
	Asia Air Survey Co., Ltd.	32,000	91,221
	Asunaro Aoki Construction Co., Ltd.	166,500	746,951
	Ataka Construction & Engineering Co., Ltd.	60,000	113,804
	Bando Chemical Industries, Ltd.	340,000	821,915
* #	Banners Co., Ltd.	482,000	24,437
#	Bidec Servo Corp.	78,000	433,299
	Biken Techno Corp.	14,100	51,012
	Bunka Shutter Co., Ltd.	239,000	906,679
	Central Glass Co., Ltd.	601,000	1,905,263
	Central Security Patrols Co., Ltd.	44,700	355,968
	Chudenko Corp.	209,200	3,139,609
#	Chugai Ro Co., Ltd.	327,000	903,593
	Chuo Denki Kogyo Co., Ltd.	90,000	650,189
#	CKD Corp.	229,700	767,966
	Commuture Corp.	154,202	747,237
	Comsys Holdings Corp.	142,000	1,015,102
#	Cosel Co., Ltd.	143,200	1,189,677
	CTI Engineering Co., Ltd.	44,000	275,915
	Dai-Dan Co., Ltd.	156,000	663,335
#	Daido Metal Co., Ltd.	144,000	327,098
#	Daihen Corp.	459,000	1,070,101

11

	Daiho Corp.	1,355,000	871,601
#	Daiichi Jitsugyo Co., Ltd.	194,000	554,247
#	Daimei Telecom Engineering Corp.	140,000	987,795
#	Daiseki Co., Ltd.	147,263	3,354,018
*	Daisue Construction Co., Ltd.	316,500	105,319
#	Daiwa Industries, Ltd.	169,000	451,567
	Daiwa Odakyu Construction Co., Ltd.	63,500	109,742
#	Danto Holdings Corp.	570,000	582,145
	Denyo Co., Ltd.	90,600	569,243
	DMW Corp.	4,800	72,972
* #	Dream Incubator, Inc.	168	114,179
#	Ebara Corp.	825,000	1,644,552
* #	Enshu, Ltd.	215,000	162,211
#	Freesia Macross Corp.	1,355,000	167,057
*	Fujisash Co., Ltd.	106,300	49,674
#	Fujita Corp.	115,010	232,832
	Fujitec Co., Ltd.	304,000	1,071,691
	Fukuda Corp.	700,000	1,353,836
	Fukusima Industries Corp.	29,700	229,005
#	Fukuyama Transporting Co., Ltd.	912,400	3,876,253
#	Funai Consulting, Co., Ltd.	99,300	495,266
	Furukawa Co., Ltd.	1,390,000	1,361,876
	Furusato Industries, Ltd.	50,600	428,311
	Futaba Corp.	159,500	2,410,820
#	Gecoss Corp.	113,600	503,606
	GS Yuasa Corp.	33,000	83,421
#	Hamai Co., Ltd.	97,000	89,947
	Hanwa Co., Ltd.	726,000	1,916,549
	Hazama Corp.	285,800	240,490
#	Hibiya Engineering, Ltd.	130,000	1,026,841
#	Hitachi Cable, Ltd.	390,000	821,436
	Hitachi Metals Techno, Ltd.	57,500	226,482
* #	Hitachi Plant Technologies, Ltd.	663,570	1,744,203
	Hitachi Tool Engineering, Ltd.	94,000	819,271
	Hitachi Transport System, Ltd.	313,000	4,185,718
* #	Hitachi Zosen Corp.	1,506,500	1,282,411
	Hokuetsu Industries Co., Ltd.	96,000	153,947
	Hokuriku Electrical Construction Co., Ltd.	56,000	179,466
#	Hosokawa Micron Corp.	144,000	542,752
#	Howa Machinery, Ltd.	379,000	258,283
	IBJ Leasing Co., Ltd.	124,400	1,504,031
#	Ichiken Co., Ltd.	105,000	110,071
	Ichinen Holdings Co., Ltd.	71,100	330,455
#	Idec Corp.	131,900	1,310,450
#	Iino Kaiun Kaisha, Ltd.	337,400	1,724,765
	i-Logistics Corp.	91,000	154,580
	Inaba Denki Sangyo Co., Ltd.	86,000	2,129,739
	Inabata and Co., Ltd.	219,900	828,243
*	Inoue Kogyo Co., Ltd.	425,000	4,314
#	Inui Steamship Co., Ltd.	80,800	609,341
* #	Iseki & Co., Ltd.	759,000	1,252,826
* #	Ishikawa Seisakusho, Ltd.	154,000	80,987
*	Ishikawajima Construction Materials Co., Ltd.	216,000	120,179
	Ishikawajima Transport Machinery Co., Ltd.	73,000	235,878
	Itoki Corp.	174,200	552,200

12

#	IWATANI Corp.	847,000	1,962,471
* #	J Bridge Corp.	1,727,700	387,230
#	Jalux, Inc.	43,300	554,406
	Jamco Corp.	82,000	424,950
* #	Japan Bridge Corp.	44,350	61,174
#	Japan Cash Machine Co., Ltd.	99,415	857,248
#	Japan Foundation Engineering Co., Ltd.	95,600	182,675
	Japan Kenzai Co., Ltd.	93,440	544,349
#	Japan Pulp & Paper Co., Ltd.	501,000	1,675,466
	Japan Steel Tower Co., Ltd.	44,000	156,471
#	Japan Transcity Corp.	231,000	821,588
	K.R.S. Corp.	38,200	359,814
#	Kamagai Gumi Co., Ltd.	583,800	247,945
	Kamei Corp.	118,000	471,099
	Kanaden Corp.	118,000	482,603
	Kanagawa Chuo Kotsu Co., Ltd.	192,000	957,828
	Kanamoto Co., Ltd.	114,000	365,299
	Kandenko Co., Ltd.	160,000	840,740
*	Kanematsu Corp.	1,442,625	1,153,954
* #	Kanematsu-NNK Corp.	125,000	80,767
#	Katakura Industries Co., Ltd.	115,900	1,155,349
#	Kato Works Co., Ltd.	197,000	479,957
* #	Kawada Industries, Inc.	1,132,000	1,154,615
	Kawagishi Bridge Works Co., Ltd.	38,000	91,675
	Kawasaki Kinkai Kisen Kaisha, Ltd.	100,000	297,075
#	Kimura Chemical Plants Co., Ltd.	59,400	312,202
#	Kinki Sharyo Co., Ltd.	207,000	762,651
	Kintetsu World Express, Inc.	114,200	1,657,483
	Kioritz Corp.	234,000	376,475
#	Kitagawa Iron Works Co., Ltd.	335,000	469,846
#	Kitano Construction Corp.	252,000	485,869
	Kitazawa Sangyo Co., Ltd.	57,000	79,960
#	Kitz Corp.	409,000	1,213,456
	Koike Sanso Kogyo Co., Ltd.	152,000	374,815
	Koito Industries, Ltd.	102,000	262,640
#	Kokuyo Co., Ltd.	122,925	866,671
#	Komai Tekko, Inc.	109,000	149,321
	Komatsu Wall Industry Co., Ltd.	32,900	346,939
	Komori Corp.	98,000	1,120,443
	Kondotec, Inc.	40,500	208,078
#	Kosaido Co., Ltd.	388,400	1,007,734
#	Kuroda Electric Co., Ltd.	109,900	856,747
	Kyodo Printing Co., Ltd.	303,000	690,350
#	Kyoei Sangyo Co., Ltd.	97,000	210,494
	Kyokuto Boeki Kaisha, Ltd.	82,000	125,943
	Kyokuto Kaihatsu Kogyo Co., Ltd.	146,400	615,130
	Kyosan Electric Manufacturing Co., Ltd.	213,000	730,176
	Kyowa Exeo Corp.	345,000	3,382,599
	Kyudenko Corp.	274,000	1,945,693
*	Link Consulting Associates - Japan Corp.	14,600	4,076
* #	Lonseal Corp.	127,000	143,075
	Maeda Corp.	624,000	1,701,517
	Maeda Road Construction Co., Ltd.	319,000	2,270,292
#	Maezawa Industries, Inc.	59,300	129,127
#	Maezawa Kaisei Industries Co., Ltd.	53,300	533,747

13

	Makino Milling Machine Co., Ltd.	322,000	933,447
	Marubeni Construction Material Lease Co., Ltd.	78,000	98,279
	Maruka Machinery Co., Ltd.	28,100	235,496
	Maruwn Corp.	66,000	164,097
#	Maruyama Manufacturing Co., Inc.	150,000	226,439
	Maruzen Showa Unyu Co., Ltd.	327,000	1,181,260
#	Matsuda Sangyo Co., Ltd.	96,982	1,112,909
	Matsui Construction Co., Ltd.	98,600	268,606
* #	Matsuo Bridge Co., Ltd.	957,000	683,700
#	Max Co., Ltd.	184,000	1,660,954
#	Meidensha Corp.	764,050	1,220,418
*	Meiji Machine Co., Ltd.	213,000	105,558
#	Meiji Shipping Co., Ltd.	106,100	361,444
#	Meisei Industrial Co., Ltd.	29,000	61,554
	Meitec Corp.	132,000	2,608,171
	Meito Transportation Co., Ltd.	22,000	174,898
*	Meiwa Trading Co., Ltd.	140,000	192,184
	Mitani Corp.	52,600	244,795
#	Mitsubishi Cable Industries, Ltd.	717,000	696,618
#	Mitsubishi Kakoki Kaisha, Ltd.	248,000	520,221
#	Mitsubishi Pencil Co., Ltd.	118,300	1,456,504
#	Mitsuboshi Belting, Ltd.	274,000	1,128,381
#	Mitsui Matsushima Co., Ltd.	338,000	527,573
#	Mitsui-Soko Co., Ltd.	475,000	2,090,877
	Mitsumura Printing Co., Ltd.	93,000	295,843
#	Miura Co., Ltd.	141,400	2,904,502
	Miura Printing Corp.	19,000	39,800
#	Miyairi Valve Manufacturing Co., Ltd.	307,900	75,889
* #	Miyaji Engineering Group	1,918,175	1,114,092
* #	Miyakoshi Corp.	48,400	214,952
*	Mori Denki Mfg. Co., Ltd.	628,000	38,487
#	Mori Seiki Co., Ltd.	10,100	92,729
	Morita Holdings Corp.	159,000	665,179
	Moshi Moshi Hotline, Inc.	119,450	2,850,086
	Mystar Engineering Corp.	15,600	57,268
	NAC Co., Ltd.	28,900	205,973
#	Nachi-Fujikoshi Corp.	588,000	1,192,972
#	Naikai Zosen Corp.	75,000	190,874
#	Nakano Corp.	103,000	147,657
	Narasaki Sangyo Co., Ltd.	68,000	52,153
	NEC Leasing, Ltd.	70,700	622,982
#	NEC System Integration & Construction, Ltd.	167,500	1,898,167
	New Tachikawa Aircraft Co., Ltd.	9,900	413,806
#	Nichias Corp.	424,000	980,719
	Nichiban Co., Ltd.	122,000	392,439
#	Nichiha Corp.	122,780	634,128
	Nihon Spindle Manufacturing Co., Ltd.	115,000	182,470
	Nikko Co., Ltd.	127,000	276,982
#	Nippo Corp.	399,000	2,354,750
#	Nippon Carbon Co., Ltd.	396,000	928,397
* #	Nippon Conveyor Co., Ltd.	168,000	119,905
	Nippon Densetsu Kogyo Co., Ltd.	220,000	1,940,569
	Nippon Denwa Shisetu Co., Ltd.	203,000	504,830
	Nippon Filcon Co., Ltd.	73,100	365,482
	Nippon Hume Corp.	91,000	228,235

14

	Nippon Jogesuido Sekkei Co., Ltd.	289	188,986
	Nippon Kanzai Co., Ltd.	69,200	1,185,312
#	Nippon Koei Co., Ltd.	272,000	572,575
	Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,421,173
#	Nippon Seisen Co., Ltd.	107,000	260,414
	Nippon Shindo Co., Ltd.	50,000	49,929
#	Nippon Signal Co., Ltd.	210,200	896,188
#	Nippon Steel Trading Co., Ltd.	389,000	654,647
#	Nippon Thompson Co., Ltd.	255,000	1,277,011
	Nippon Tungsten Co., Ltd.	82,000	119,073
	Nippon Yusoki Co., Ltd.	138,000	295,895
	Nishimatsu Construction Co., Ltd.	954,000	1,962,921
	Nishi-Nippon Railroad Co., Ltd.	30,000	110,247
	Nishishiba Electric Co., Ltd.	101,000	143,581
	Nissei Corp.	104,600	712,005
	Nissei Plastic Industrial Co., Ltd.	394,900	944,573
	Nissin Corp.	342,000	975,580
	Nitchitsu Co., Ltd.	60,000	106,790
	Nitta Corp.	101,400	1,133,009
	Nitto Boseki Co., Ltd.	847,000	1,257,337
#	Nitto Electric Works, Ltd.	150,700	1,308,583
	Nitto Kohki Co., Ltd.	76,200	1,384,901
#	Nitto Seiko Co., Ltd.	140,000	421,140
*	Nittoc Construction Co., Ltd.	316,000	104,743
	Noda Corp.	169,300	252,045
	Nomura Co., Ltd.	205,000	704,500
	Noritake Co., Ltd.	543,000	1,567,204
#	Noritz Corp.	177,100	1,866,766
* #	Oak Capital Corp.	753,354	53,904
	Obayashi Road Corp.	106,000	141,818
	Oiles Corp.	119,142	1,287,341
	Okabe Co., Ltd.	186,900	758,630
	Okamoto Machine Tool Works, Ltd.	164,000	195,177
#	Okamura Corp.	370,900	2,148,083
#	Okano Valve Manufacturing Co.	58,000	204,392
	Oki Electric Cable Co., Ltd.	117,000	161,432
#	OKK Corp.	255,000	270,910
	OKUMA Corp.	152,000	668,316
#	Okumura Corp.	750,400	2,941,288
#	O-M, Ltd.	105,000	416,739
#	Onoken Co., Ltd.	70,900	753,215
#	Organo Corp.	198,000	1,235,981
	Oriental Shiraishi Corp.	463,800	676,630
	Original Engineering Consultants Co., Ltd.	66,500	125,604
#	OSG Corp.	116,800	844,709
#	Oyo Corp.	107,500	1,138,074
#	P.S. Mitsubishi Construction Co., Ltd.	76,800	125,417
#	Park24 Co., Ltd.	150,100	607,108
* #	Penta-Ocean Construction Co., Ltd.	841,000	939,277
#	Pilot Corp.	759	1,488,505
#	Pronexus, Inc.	133,400	882,876
* #	Radia Holdings, Inc.	4,635	56,011
#	Raito Kogyo Co., Ltd.	193,700	334,210
	Rheon Automatic Machinery Co., Ltd.	64,000	163,523
	Ryobi, Ltd.	558,200	1,146,495

15

*	Sailor Pen Co., Ltd.	127,000	69,589
#	Sakai Heavy Industries, Ltd.	126,000	184,596
*	Sakurada Co., Ltd.	225,000	18,272
* #	Sanix, Inc.	157,400	213,555
	Sanki Engineering Co., Ltd.	261,000	1,692,181
#	Sanko Metal Industrial Co., Ltd.	118,000	210,779
	Sankyo-Tateyama Holdings, Inc.	1,102,000	1,024,027
	Sanritsu Corp.	17,800	106,622
	Sanwa Holdings Corp.	236,000	782,947
	Sanyo Denki Co., Ltd.	214,000	525,477
	Sanyo Engineering & Construction, Inc.	48,000	146,454
	Sanyo Industries, Ltd.	102,000	150,720
#	Sasebo Heavy Industries Co., Ltd.	546,000	852,128
	Sato Corp.	108,600	1,085,442
	Sato Shoji Corp.	65,300	429,727
	Sawafuji Electric Co., Ltd.	48,000	90,436
	Secom Joshinetsu Co., Ltd.	33,900	502,460
#	Secom Techno Service Co., Ltd.	43,500	1,010,224
	Seibu Electric Industry Co., Ltd.	67,000	260,493
#	Seika Corp.	267,000	479,379
*	Seikitokyu Kogyo Co., Ltd.	335,000	101,337
	Seino Holdings Co., Ltd.	199,000	962,961
	Sekisui Jushi Co., Ltd.	162,000	1,026,280
#	Senko Co., Ltd.	371,000	1,474,624
#	Senshu Electric Co., Ltd.	37,300	364,973
#	Shibaura Mechatronics Corp.	171,000	651,235
#	Shibusawa Warehouse Co., Ltd.	259,000	1,432,120
	Shibuya Kogyo Co., Ltd.	82,300	659,097
#	Shima Seiki Manufacturing Co., Ltd.	59,600	1,103,675
#	Shin Nippon Air Technologies Co., Ltd.	84,980	656,903
#	Shin-Keisei Electric Railway Co., Ltd.	174,000	597,371
#	Shinko Electric Co., Ltd.	496,000	1,267,394
#	Shin-Kobe Electric Machinery Co., Ltd.	174,000	839,754
#	Shinmaywa Industries, Ltd.	403,000	1,057,409
#	Shinnihon Corp.	215,900	178,717
	Shinsho Corp.	284,000	516,119
#	Shinwa Kaiun Kaisha, Ltd.	409,000	966,584
#	Sho-Bond Corp.	98,100	1,752,586
#	Shoko Co., Ltd.	316,000	367,843
	Showa Aircraft Industry Co., Ltd.	112,000	561,271
	Showa KDE Co., Ltd.	124,000	123,514
#	Sintokogio, Ltd.	191,800	1,184,278
	Soda Nikka Co., Ltd.	67,000	195,298
#	Sohgo Security Services Co., Ltd.	94,900	887,416
	Space Co., Ltd.	73,420	481,003
	Subaru Enterprise Co., Ltd.	59,000	171,559
	Sugimoto & Co., Ltd.	34,100	355,452
	Sumitomo Densetsu Co., Ltd.	104,600	593,835
#	Sumitomo Precision Products Co., Ltd.	176,000	696,832
	Sumitomo Warehouse Co., Ltd.	292,000	1,182,860
*	Sun Wave Corp.	857,000	1,064,746
	Suzuki Metal Industry Co., Ltd.	71,000	108,841
#	SWCC Showa Holdings Co., Ltd.	831,000	728,257
#	Tadano, Ltd.	157,579	698,666
#	Taihei Dengyo Kaisha, Ltd.	152,000	1,256,173

16

#	Taihei Kogyo Co., Ltd.	257,000	591,273
* #	Taiheiyo Kaiun Co., Ltd.	167,000	161,802
* #	Taiheiyo Kouhatsu, Inc.	198,000	109,237
	Taiho Kogyo Co., Ltd.	95,200	631,484
	Taikisha, Ltd.	125,600	1,792,783
	Takada Kiko Co., Ltd.	350,000	464,675
#	Takano Co., Ltd.	52,000	246,704
#	Takara Printing Co., Ltd.	38,055	301,190
#	Takara Standard Co., Ltd.	515,000	2,759,215
#	Takasago Thermal Engineering Co., Ltd.	292,000	2,735,364
* #	Takashima & Co., Ltd.	137,000	138,348
	Takigami Steel Construction Co., Ltd.	50,000	127,380
#	Takisawa Machine Tool Co., Ltd.	191,000	172,481
#	Takuma Co., Ltd.	297,000	587,218
	Tanseisha Co., Ltd.	74,000	160,337
	Tatsuta Electric Wire & Cable Co., Ltd.	215,000	542,568
	TCM Corp.	350,000	463,393
	Techno Associe Co., Ltd.	58,400	394,053
	Techno Ryowa, Ltd.	64,900	337,543
#	Teikoku Electric Manufacturing Co., Ltd.	32,100	343,790
*	Tekken Corp.	521,000	552,975
	Teraoka Seisakusho Co., Ltd.	53,600	233,722
	The Keihin Co., Ltd.	199,000	261,973
	The Kodensha Co., Ltd.	25,000	40,063
	The Yasuda Warehouse Co., Ltd.	98,200	813,645
*	Toa Corp.	744,000	920,063
#	Toa Doro Kogyo Co., Ltd.	155,000	145,773
* #	Tobishima Corp.	1,548,500	253,115
#	Tocalo Co., Ltd.	51,600	498,626
#	Toda Corp.	623,000	2,250,392
	Todentu Corp.	121,000	206,522
	Toenec Corp.	316,000	1,500,026
	Tokai Lease Co., Ltd.	86,000	114,477
	Toko Electric Corp.	88,000	183,977
	Tokyo Biso Kogyo Corp.	19,000	96,630
	Tokyo Energy & Systems, Inc.	126,000	731,635
#	Tokyo Keiki, Inc.	265,000	360,060
#	Tokyo Kikai Seisakusho, Ltd.	304,000	693,175
#	Tokyo Leasing Co., Ltd.	223,800	1,174,251
	Tokyo Sangyo Co., Ltd.	78,000	199,400
	Toli Corp.	207,000	355,214
#	Tomoe Corp.	115,500	165,650
#	Tonami Holdings Co., Ltd.	331,000	788,896
	Toppan Forms Co., Ltd.	88,300	820,199
* #	Tori Holdings Co., Ltd.	2,969,000	153,275
#	Torishima Pump Manufacturing Co., Ltd.	102,200	1,395,385
	Toshiba Machine Co., Ltd.	179,000	513,495
#	Toshiba Plant Kensetsu Co., Ltd.	329,000	2,709,906
	Tosho Printing Co., Ltd.	243,000	645,755
	Totetsu Kogyo Co., Ltd.	122,000	706,472
#	Toyo Electric Co., Ltd.	156,000	725,572
	Toyo Engineering Corp.	628,400	1,806,222
	Toyo Machinery & Metal Co., Ltd.	61,000	124,043
	Toyo Shutter Co., Ltd.	11,800	72,370
#	Toyo Wharf & Warehouse Co., Ltd.	274,000	444,501

17

#	Trusco Nakayama Corp.	111,100	1,458,342
	Tsubakimoto Chain Co.	579,700	1,616,913
	Tsubakimoto Kogyo Co., Ltd.	97,000	181,275
#	Tsugami Corp.	265,000	592,697
#	Tsukishima Kikai Co., Ltd.	149,000	1,303,172
	Tsurumi Manufacturing Co., Ltd.	94,000	670,280
	Tsuzuki Denki Co., Ltd.	75,000	201,044
	TTK Co., Ltd.	62,000	264,258
	Uchida Yoko Co., Ltd.	171,000	720,984
#	Ueki Corp.	455,000	416,357
#	Union Tool Co.	76,900	1,705,229
	Utoc Corp.	96,400	296,393
* #	Venture Link Co., Ltd.	405,500	92,224
* #	Wakachiku Construction Co., Ltd.	3,872,000	1,471,954
	Wavelock Holdings Co., Ltd.	31,500	102,585
	Weathernews, Inc.	26,700	315,866
	Yahagi Construction Co., Ltd.	151,000	509,753
	Yamato Corp.	82,000	208,914
	Yamaura Corp.	40,500	45,761
#	Yamazen Co., Ltd.	306,600	968,743
	Yokogawa Bridge Holdings Corp.	139,400	988,168
	Yondenko Corp.	133,800	649,322
#	Yuasa Trading Co., Ltd.	779,000	783,629
#	Yuken Kogyo Co., Ltd.	156,000	283,291
	Yurtec Corp.	278,000	1,244,452
#	Yushin Precision Equipment Co., Ltd.	53,534	807,155
Total Industrials			289,850,680

Information Technology — (8.0%)
#	Ai Holdings Corp.	182,600	548,935
	Aichi Tokei Denki Co., Ltd.	113,000	271,556
#	Aiphone Co., Ltd.	70,900	1,128,057
* #	Allied Telesis Holdings K.K.	470,700	189,365
	Alpha Systems, Inc.	42,400	829,058
#	Anritsu Corp.	435,000	1,059,977
	AOI Electronics Co., Ltd.	37,400	239,296
	Apic Yamada Corp.	36,000	55,834
#	CAC Corp.	69,100	554,201
	Canon Electronics, Inc.	68,200	1,021,387
	Canon Finetech, Inc.	147,070	1,440,644
	Chino Corp.	158,000	344,148
	Computer Engineering & Consulting, Ltd.	61,500	455,260
	Core Corp.	45,700	250,297
	Cresco, Ltd.	11,600	107,599
*	Daiko Denshi Tsushin, Ltd.	23,000	30,668
#	Dainippon Screen Manufacturing Co., Ltd.	637,000	1,358,146
#	Denki Kogyo Co., Ltd.	237,000	1,439,960
#	Disco Corp.	37,000	886,773
	DKK TOA Corp.	31,000	63,938
	DTS Corp.	84,900	703,133
#	Dwango Co., Ltd.	230	238,253
#	eAccess, Ltd.	4,620	2,148,803
#	Eizo Nanao Corp.	75,600	1,202,476
	Elna Co., Ltd.	97,000	139,167
#	Epson Toyocom Corp.	426,000	764,600

18

#	ESPEC Corp.	79,800	514,150
* #	FDK Corp.	425,000	359,388
#	Fuji Soft, Inc.	127,900	2,146,864
	Fujitsu Component, Ltd.	177	106,640
	Fujitsu Frontech, Ltd.	78,600	563,400
	Fuso Dentsu Co., Ltd.	16,000	41,125
#	Future Architect, Inc.	1,464	761,328
	Hakuto Co., Ltd.	80,300	534,675
	Hitachi Business Solution Co., Ltd.	43,200	228,200
	Hitachi Information Systems, Ltd.	143,200	2,657,399
	Hitachi Kokusai Electric, Inc.	303,500	1,442,065
	Hitachi Maxell, Ltd.	153,900	1,096,192
	Hitachi Software Engineering Co., Ltd.	185,200	2,612,258
	Hitachi Systems & Services, Ltd.	83,700	978,312
	Hochiki Corp.	97,000	672,961
#	Hokuriku Electric Industry Co., Ltd.	308,000	483,544
#	Horiba, Ltd.	49,900	738,889
#	Hosiden Corp.	243,000	2,551,951
#	Icom, Inc.	49,700	955,558
* #	Ikegami Tsushinki Co., Ltd.	174,000	150,997
	Ines Corp.	172,500	863,007
	I-Net Corp.	47,800	247,471
	Information Services International-Dentsu, Ltd.	103,800	659,211
#	Invoice, Inc.	39,279	304,387
#	Ishii Hyoki Co., Ltd.	23,700	372,252
*	IT Holdings Corp.	292,801	3,160,478
#	Iwatsu Electric Co., Ltd.	303,000	276,387
#	Japan Aviation Electronics Industry, Ltd.	300,600	1,153,120
	Japan Business Computer Co., Ltd.	74,900	465,961
	Japan Digital Laboratory Co., Ltd.	113,400	1,081,002
	Japan Radio Co., Ltd.	435,000	757,061
	Jastec Co., Ltd.	61,400	346,355
	JBIS Holdings, Inc.	79,600	309,639
	JIEC Co., Ltd.	199	139,651
	Kaga Electronics Co., Ltd.	97,300	1,012,964
#	Kakaku.com, Inc.	419	1,232,538
	Kanematsu Electronics, Ltd.	83,100	637,921
*	Kasuga Electric Works, Ltd.	44,000	47,613
	Kawatetsu Systems, Inc.	174	136,506
	Koa Corp.	148,700	770,118
#	Koei Co., Ltd.	232,300	2,534,606
* #	Kubotek Corp.	407	95,648
	Kyoden Co., Ltd.	160,000	138,873
	Kyowa Electronic Instruments Co., Ltd.	52,000	156,168
#	Macnica, Inc.	60,900	618,001
	Marubun Corp.	96,100	363,441
#	Maruwa Co., Ltd.	36,500	373,245
	Maspro Denkoh Corp.	61,000	509,195
#	Megachips Corp.	87,300	1,005,418
* #	Meisei Electric Co., Ltd.	359,000	207,722
	Melco Holdings, Inc.	9,000	112,063
#	Mimasu Semiconductor Industry Co., Ltd.	111,581	1,020,211
	Miroku Jyoho Service Co., Ltd.	107,000	204,303
	Mitsui High-Tec, Inc.	141,900	787,244
	Mitsui Knowledge Industry Co., Ltd.	3,688	631,773

19

* #	Mutoh Holdings Co., Ltd.	160,000	324,366
*	Nagano Japan Radio Co., Ltd.	85,000	86,331
*	Nakayo Telecommunications, Inc.	549,000	728,428
	NEC Fielding, Ltd.	189,600	1,939,251
	NEC Mobiling, Ltd.	49,600	692,647
* #	NEC Tokin Corp.	382,000	1,003,409
#	Net One Systems Co., Ltd.	1,889	3,081,215
*	Netmarks, Inc.	523	89,528
	Nichicon Corp.	265,000	1,653,311
#	Nidec Sankyo Corp.	200,000	933,660
#	Nihon Dempa Kogyo Co., Ltd.	69,000	874,465
#	Nihon Inter Electronics Corp.	104,700	146,514
#	Nihon Unisys, Ltd.	71,600	688,759
	Nippon Avionics Co., Ltd.	83,000	135,714
#	Nippon Ceramic Co., Ltd.	86,700	891,470
#	Nippon Chemi-Con Corp.	466,000	902,665
	Nippon Systemware Co., Ltd.	30,000	100,740
	Nissho Electronics Corp.	79,500	434,921
#	Nohmi Bosai, Ltd.	187,000	1,800,342
	NS Solutions Corp.	45,300	550,790
	NSD Co., Ltd.	173,800	1,295,260
	Okaya Electric Industries Co., Ltd.	73,000	180,099
* #	Oki Electric Industry Co., Ltd.	1,801,000	1,491,425
	Ono Sokki Co., Ltd.	103,000	415,338
	Origin Electric Co., Ltd.	105,000	336,891
	Osaki Electric Co., Ltd.	128,000	545,880
	PCA Corp.	17,500	178,924
* #	Pixela Corp.	33,000	51,623
*	Pulstec Industrial Co., Ltd.	21,200	21,678
*	Rikei Corp.	186,000	126,051
	Riken Keiki Co., Ltd.	77,800	387,223
#	Roland DG Corp.	59,800	744,913
	Ryoden Trading Co., Ltd.	152,000	775,038
	Ryosan Co., Ltd.	122,000	2,321,214
#	Ryoyo Electro Corp.	108,000	840,364
	Sanken Electric Co., Ltd.	300,000	1,072,324
	Sanko Co., Ltd.	22,000	76,884
	Sanshin Electronics Co., Ltd.	108,100	1,159,707
	Satori Electric Co., Ltd.	56,380	275,273
	Saxa Holdings, Inc.	194,000	234,042
	Sekonic Corp.	36,000	51,091
	Shindengen Electric Manufacturing Co., Ltd.	296,000	595,860
#	Shinkawa, Ltd.	68,400	765,433
	Shinko Shoji Co., Ltd.	75,900	503,157
	Shizuki Electric Co., Inc.	103,000	195,033
	Siix Corp.	83,700	261,324
	SMK Corp.	265,000	658,976
#	Sorun Corp.	92,600	448,099
* #	SPC Electronics Corp.	48,200	56,860
	SRA Holdings, Inc.	49,700	351,451
#	Star Micronics Co., Ltd.	133,000	1,440,684
#	Sumida Corp.	66,249	378,869
	Sumisho Computer Systems Corp.	168,100	2,624,773
#	SUNX, Ltd.	117,400	371,298
#	SystemPro Co., Ltd.	676	280,144

20

	Tachibana Eletech Co., Ltd.	62,400	426,724
#	Taiyo Yuden Co., Ltd.	200,000	958,753
	Tamura Corp.	253,000	568,951
	Teikoku Tsushin Kogyo Co., Ltd.	172,000	398,147
	TKC Corp.	100,600	1,781,617
*	Toko, Inc.	331,000	387,867
	Tokyo Denpa Co., Ltd.	24,900	163,867
	Tokyo Electron Device, Ltd.	352	470,521
#	Tokyo Seimitsu Co., Ltd.	104,300	1,049,188
#	Tomen Electronics Corp.	50,600	612,420
	Tose Co., Ltd.	23,100	135,767
* #	Totoku Electric Co., Ltd.	129,000	98,846
	Toukei Computer Co., Ltd.	27,710	345,398
#	Toyo Corp.	110,600	1,234,771
#	Trans Cosmos, Inc.	163,500	1,156,132
	Trinity Industrial Corp.	56,000	228,397
	Tsuzuki Densan Co., Ltd.	22,500	56,789
* #	Union Holdings Co., Ltd.	1,598,600	131,002
	XNET Corp.	91	76,593
	Yamaichi Electronics Co., Ltd.	469,600	947,438
	Yaskawa Information Systems Corp.	40,000	119,598
	Ye Data, Inc.	43,000	77,785
#	Yokowo Co., Ltd.	69,500	368,561
#	Zuken, Inc.	95,200	580,300
Total Information Technology			110,746,141

Materials — (8.3%)
	Achilles Corp.	670,000	891,533
	Adeka Corp.	341,200	2,156,413
	Agro-Kanesho Co., Ltd.	7,000	34,137
#	Aichi Steel Corp.	367,000	1,277,310
	Arakawa Chemical Industries, Ltd.	67,700	617,442
	Araya Industrial Co., Ltd.	204,000	327,260
	Aronkasei Co., Ltd.	124,000	422,694
	Asahi Organic Chemicals Industry Co., Ltd.	334,000	951,595
#	Chuetsu Pulp and Paper Co., Ltd.	395,000	647,721
*	Chugai Mining Co., Ltd.	852,400	265,252
#	Chugoku Marine Paints, Ltd.	233,000	1,186,069
* #	Chugokukogyo Co., Ltd.	105,000	103,002
#	Co-Op Chemical Co., Ltd.	159,000	297,754
#	Dai Nippon Toryo, Ltd.	488,000	473,936
	Daiichi Kigenso Kagaku-Kyogyo Co., Ltd.	14,300	159,479
	Dai-ichi Kogyo Seiyaku Co., Ltd.	121,000	207,150
#	Daiken Corp.	439,000	851,351
	Dainichiseika Colour & Chemicals Manufacturing Co., Ltd.	312,000	881,856
#	Daio Paper Corp.	424,500	3,204,902
#	Daiso Co., Ltd.	373,000	981,002
	DC Co., Ltd.	113,900	273,348
	Dijet Industrial Co., Ltd.	81,000	152,786
	Dynapac Co., Ltd.	25,000	100,901
#	FP Corp.	75,300	2,642,991
#	Fujikura Kasei Co., Ltd.	94,500	502,094
	Fumakilla, Ltd.	85,000	260,756
	Geostar Corp.	90,000	61,464
#	Godo Steel, Ltd.	542,000	1,423,058

21

#	Gun-Ei Chemical Industry Co., Ltd.	278,000	571,249
	Harima Chemicals, Inc.	78,000	338,425
#	Hodogaya Chemical Co., Ltd.	281,000	446,725
	Hokkan Holdings, Ltd.	210,000	502,409
	Hokko Chemical Industry Co., Ltd.	90,000	260,182
#	Hokuetsu Paper Mills, Ltd.	625,500	2,345,481
	Hokushin Co., Ltd.	64,000	97,037
	Honshu Chemical Industry Co., Ltd.	35,000	238,428
#	Ihara Chemical Industry Co., Ltd.	155,000	404,662
#	ISE Chemicals Corp.	86,000	345,577
* #	Ishihara Sangyo Kaisha, Ltd.	1,292,500	1,038,160
#	Ishii Iron Works Co., Ltd.	110,000	137,907
#	Japan Carlit Co., Ltd.	59,800	227,333
	JSP Corp.	106,700	746,376
	Kanto Denka Kogyo Co., Ltd.	194,000	463,282
	Kasei (C.I.) Co., Ltd.	119,000	293,051
	Katakura Chikkarin Co., Ltd.	43,000	145,477
*	Kawakin Holdings Co., Ltd.	11,000	27,469
	Kawasaki Kasei Chemicals, Ltd.	121,000	147,197
* #	Kishu Paper Co., Ltd.	260,000	270,542
	Koatsu Gas Kogyo Co., Ltd.	190,000	994,837
	Kohsoku Corp.	62,800	362,532
	Konishi Co., Ltd.	67,500	488,777
#	Kumiai Chemical Industry Co., Ltd.	296,000	787,808
	Kureha Corp.	627,500	2,783,997
#	Kurosaki Harima Corp.	286,000	453,656
	Lintec Corp.	87,400	1,022,556
#	MEC Co., Ltd.	61,200	312,162
	Mesco, Inc.	30,000	168,140
	Mitsubishi Paper Mills, Ltd.	1,094,000	1,575,542
#	Mitsubishi Steel Manufacturing Co., Ltd.	523,000	1,485,100
#	Mitsui Mining Co., Ltd.	772,500	1,474,321
	Mory Industries, Inc.	154,000	314,813
#	Nakabayashi Co., Ltd.	181,000	286,462
#	Nakayama Steel Works, Ltd.	443,000	1,135,632
#	Neturen Co., Ltd.	153,800	915,168
	Nichia Steel Works, Ltd.	175,900	433,641
	Nichireki Co., Ltd.	96,000	243,737
	Nifco, Inc.	162,700	2,391,316
	Nihon Kagaku Sangyo Co., Ltd.	79,000	396,365
	Nihon Matai Co., Ltd.	111,000	165,334
#	Nihon Nohyaku Co., Ltd.	219,000	1,187,818
	Nihon Parkerizing Co., Ltd.	230,000	2,712,223
	Nihon Seiko Co., Ltd.	18,000	31,292
*	Nippon Carbide Industries Co., Inc.	201,000	163,741
	Nippon Chemical Industrial Co., Ltd.	281,000	495,383
#	Nippon Chutetsukan K.K.	97,000	114,360
#	Nippon Chuzo K.K.	136,000	113,465
#	Nippon Concrete Industries Co., Ltd.	157,000	144,187
	Nippon Denko Co., Ltd.	372,000	1,705,431
	Nippon Fine Chemical Co., Ltd.	90,600	398,496
	Nippon Foil Manufacturing Co., Ltd.	51,000	61,094
#	Nippon Kasei Chemical Co., Ltd.	355,000	452,386
	Nippon Kayaku Co., Ltd.	248,000	1,135,711
#	Nippon Kinzoku Co., Ltd.	222,000	312,082

22

#	Nippon Koshuha Steel Co., Ltd.	438,000	438,388
	Nippon Light Metal Co., Ltd.	1,115,000	1,053,521
#	Nippon Metal Industry Co., Ltd.	592,000	819,435
#	Nippon Paint Co., Ltd.	759,200	2,928,416
	Nippon Pigment Co., Ltd.	43,000	93,749
	Nippon Pillar Packing Co., Ltd.	83,000	296,398
	Nippon Shokubai Co., Ltd.	251,000	1,454,568
	Nippon Soda Co., Ltd.	525,000	1,493,419
	Nippon Valqua Industries, Ltd.	313,000	712,215
	Nippon Yakin Kogyo Co., Ltd.	395,500	1,097,038
	Nittetsu Mining Co., Ltd.	281,000	719,755
	Nitto FC Co., Ltd.	72,000	321,189
	NOF Corp.	701,000	1,971,423
	Okamoto Industries, Inc.	402,000	1,300,835
#	Okura Industrial Co., Ltd.	211,000	459,192
	Osaka Organic Chemical Industry, Ltd.	66,000	288,121
	Osaka Steel Co., Ltd.	147,000	1,467,748
	Riken Technos Corp.	197,000	392,469
#	S Science Co., Ltd.	3,265,000	167,761
#	S.T. Chemical Co., Ltd.	100,000	1,212,287
	Sakai Chemical Industry Co., Ltd.	355,000	929,832
	Sakata INX Corp.	214,000	539,701
#	Sanyo Chemical Industries, Ltd.	400,000	2,144,256
#	Sanyo Special Steel Co., Ltd.	553,300	1,584,848
	Sekisui Plastics Co., Ltd.	343,000	878,850
	Shikoku Chemicals Corp.	202,000	672,021
	Shinagawa Refractories Co., Ltd.	224,000	450,154
#	Shin-Etsu Polymer Co., Ltd.	278,400	1,257,306
	Shinko Wire Co., Ltd.	185,000	376,111
	Showa Tansan Co., Ltd.	13,000	40,395
	Somar Corp.	43,000	85,369
#	Stella Chemifa Corp.	42,100	589,986
	Sumitomo Bakelite Co., Ltd.	92,000	335,613
#	Sumitomo Light Metal Industries, Ltd.	1,248,000	1,027,704
#	Sumitomo Osaka Cement Co., Ltd.	620,000	974,039
	Sumitomo Pipe & Tube Co., Ltd.	108,100	741,449
	Sumitomo Seika Chemicals Co., Ltd.	238,000	664,870
#	Taisei Lamick Co., Ltd.	18,500	375,853
	Takasago International Corp.	339,000	1,636,400
	Takiron Co., Ltd.	243,000	722,200
	Tayca Corp.	151,000	352,768
	Tenma Corp.	108,100	1,349,671
#	The Nippon Synthetic Chemical Industry Co., Ltd.	333,000	773,345
	The Pack Corp.	66,200	859,368
* #	Titan Kogyo K.K.	59,000	66,654
#	Toagosei Co., Ltd.	897,000	1,924,808
#	Toda Kogyo Corp.	158,000	366,245
	Tohcello Co., Ltd.	116,500	485,966
#	Toho Titanium Co., Ltd.	65,400	765,012
#	Toho Zinc Co., Ltd.	425,000	872,247
#	Tokushu Tokai Holdings Co., Ltd.	505,580	1,280,786
	Tokyo Ohka Kogyo Co., Ltd.	111,900	1,536,185
#	Tokyo Rope Manufacturing Co., Ltd.	557,000	929,147
#	Tomoegawa Paper Co., Ltd.	125,000	175,431
	Tomoku Co., Ltd.	294,000	482,477

23

	Topy Industries, Ltd.	748,000	1,285,646
#	Toyo Ink Manufacturing Co., Ltd.	541,000	1,434,011
	Toyo Kohan Co., Ltd.	327,000	961,911
#	TYK Corp.	142,000	294,430
	Ube Material Industries, Ltd.	275,000	549,171
#	Wood One Co., Ltd.	169,000	712,911
	Yamamura Glass Co., Ltd.	360,000	716,970
	Yodogawa Steel Works, Ltd.	624,500	2,603,480
#	Yuki Gosei Kogyo Co., Ltd.	64,000	301,503
#	Yushiro Chemical Industry Co., Ltd.	51,600	852,938
	Zeon Corp.	503,000	1,444,878
Total Materials			115,714,633

Utilities — (0.7%)
	Hokkaido Gas Co., Ltd.	210,000	561,763
	Hokuriku Gas Co., Ltd.	99,000	241,679
#	Okinawa Electric Power Co., Ltd.	59,571	3,492,510
#	Saibu Gas Co., Ltd.	1,296,000	3,199,312
	Shizuoka Gas Co., Ltd.	258,000	1,257,507
#	Tokai Corp.	258,000	1,255,581
Total Utilities			10,008,352

TOTAL COMMON STOCKS			1,039,394,556

RIGHTS/WARRANTS — (0.0%)
*	Showa Rubber Co., Ltd. Warrants 01/01/10	16,520	—

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.7%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/04/08 (Collateralized by $60,170,000 FNMA 3.50%, 03/25/33, valued at $9,423,447) to be repurchased at $9,284,970	$9,284	9,284,000

Shares
SECURITIES LENDING COLLATERAL — (24.5%)
§ @	DFA Short Term Investment Fund LP	337,066,073	337,066,073

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $3,100,925 FNMA 5.000%, 03/01/38, valued at $2,869,291) to be repurchased at $2,813,089	$2,813	2,813,030

TOTAL SECURITIES LENDING COLLATERAL		339,879,103

TOTAL INVESTMENTS - (100.0%) (Cost $1,830,699,372)		$1,388,557,659

See accompanying Notes to Financial Statements.

24

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

COMMON STOCKS — (93.3%)
Consumer Discretionary — (16.8%)
	4imprint Group P.L.C.	96,735	$182,170
	Aegis Group P.L.C.	3,196,153	3,368,396
	Aga Rangemaster Group P.L.C.	288,143	395,768
	Arena Leisure P.L.C.	1,372,024	573,501
	Bellway P.L.C.	406,536	3,541,647
	Blacks Leisure Group P.L.C.	181,058	86,807
	Bloomsbury Publishing P.L.C.	281,545	727,511
#	Bovis Homes Group P.L.C.	474,842	2,595,571
	BPP Holdings P.L.C.	216,656	1,183,514
	Burberry Group P.L.C.	93,303	415,252
	Caffyns P.L.C.	6,000	39,107
	Carpetright P.L.C.	167,232	1,229,357
	Centaur Media P.L.C.	617,725	510,213
	Chime Communications P.L.C.	211,086	241,323
*	Chrysalis Group P.L.C.	107,232	130,181
	Churchill China P.L.C.	30,000	102,762
	Clinton Cards P.L.C.	740,506	184,979
	Cosalt P.L.C.	82,921	226,488
	Daily Mail & General Trust P.L.C. Series A	395,924	1,864,385
	Dawson Holdings P.L.C.	253,045	206,021
#	Debenhams P.L.C.	1,394,313	858,765
	Dignity P.L.C.	255,526	2,451,366
#	DSG International P.L.C.	5,329,324	2,774,408
	Dunelm Group P.L.C.	17,747	41,529
	Euromoney Institutional Investor P.L.C.	346,866	1,491,483
	Findel P.L.C.	377,636	373,954
*	Forminster P.L.C.	43,333	2,615
#	French Connection Group P.L.C.	373,475	299,746
	Fuller Smith & Turner P.L.C.	129,026	637,639
	Future P.L.C.	1,324,863	278,181
	Game Group P.L.C.	1,441,697	3,024,190
# *	Games Workshop Group P.L.C.	101,889	441,395
	Greene King P.L.C.	423,929	2,189,229
	Halfords Group P.L.C.	913,032	3,258,134
	Haynes Publishing Group P.L.C.	14,703	35,493
	Headlam Group P.L.C.	330,383	1,139,745
	Henry Boot P.L.C.	426,786	410,457
#	HMV Group P.L.C.	1,627,244	2,606,506
	Holidaybreak P.L.C.	205,158	587,254
#	Hornby P.L.C.	154,220	278,385
	Huntsworth P.L.C.	795,153	444,453
*	Impellam Group P.L.C.	35,258	14,729
	Inchcape P.L.C.	776,534	990,132
	Informa P.L.C.	133,331	451,721

1

	ITV P.L.C.	913,600	441,236
	J.D. Wetherspoon P.L.C.	552,111	2,297,135
	JD Sports Fashion P.L.C.	122,850	499,648
	JJB Sports P.L.C.	922,465	439,919
	John Menzies P.L.C.	244,534	668,015
	Kesa Electricals P.L.C.	2,031,662	2,608,916
	Ladbrokes P.L.C.	234,568	597,776
	Laura Ashley Holdings P.L.C.	2,806,720	671,568
	Lookers P.L.C.	689,354	365,157
#	Luminar Group Holdings P.L.C.	260,932	647,142
	Manganese Bronze Holdings P.L.C.	68,818	170,366
	Millennium and Copthorne Hotels P.L.C.	572,461	1,951,148
	Mothercare P.L.C.	324,479	1,590,934
	N Brown Group P.L.C.	974,614	3,463,836
*	Pace P.L.C.	747,903	451,419
	Pendragon P.L.C.	2,285,154	187,317
	Persimmon P.L.C.	133,647	647,014
	Pinewood Shepperton P.L.C.	182,105	413,380
*	Rank Group P.L.C.	814,828	749,249
#	Redrow P.L.C.	626,857	2,096,555
	Restaurant Group P.L.C.	732,507	1,485,899
#	Rightmove P.L.C.	236,332	736,957
	Smiths News P.L.C.	674,129	617,851
*	Sportech P.L.C.	329,794	266,450
	Sports Direct International P.L.C.	383,193	270,250
	St Ives Group P.L.C.	436,379	614,487
	St. Jame’s Place P.L.C.	666,185	1,992,247
*	Stylo P.L.C.	64,096	19,599
	Taylor Nelson Sofres P.L.C.	1,742,993	6,878,955
	Ted Baker P.L.C.	161,948	854,368
	The Berkeley Group Holdings P.L.C.	300,929	3,623,265
	The Vitec Group P.L.C.	160,303	452,712
	Topps Tiles P.L.C.	761,166	402,096
	United Business Media P.L.C.	818,599	5,326,802
	UTV Media P.L.C.	217,432	293,162
	Wagon P.L.C.	237,979	7,392
#	WH Smith P.LC.	588,205	3,536,482
	William Hill P.L.C.	1,129,837	3,473,901
	Wilmington Group P.L.C.	346,234	805,057
	Yell Group P.L.C.	621,493	616,808
Total Consumer Discretionary			96,118,932

Consumer Staples — (4.0%)
	Anglo-Eastern Plantations P.L.C.	108,333	416,493
	Barr (A.G.) P.L.C.	64,286	1,154,166
	Britvic P.L.C.	567,955	2,086,221
	Cranswick P.L.C.	174,592	1,782,840
	Dairy Crest Group P.L.C.	520,119	2,598,633
	Devro P.L.C.	605,749	704,189
*	European Home Retail P.L.C.	109,256	—
	Greggs P.L.C.	43,418	2,281,307
	Marston’s P.L.C.	1,192,685	1,824,866
	Mcbride P.L.C.	935,102	1,895,332
	Northern Foods P.L.C.	2,038,052	1,594,388
	Premier Foods P.L.C.	2,185,269	968,960

2

	PZ Cussons P.L.C.	1,440,399	2,907,481
	R.E.A. Holdings P.L.C.	49,233	214,083
	Robert Wiseman Dairies P.L.C.	276,160	1,718,944
	Thorntons P.L.C.	313,060	526,073
# *	Uniq P.L.C.	463,373	208,762
Total Consumer Staples			22,882,738

Energy — (6.1%)
	Anglo Pacific Group P.L.C.	426,647	740,893
*	Dana Petroleum P.L.C.	326,327	5,249,797
*	Emerald Energy P.L.C.	214,462	1,122,865
*	Fortune Oil P.L.C.	5,889,851	620,475
*	Hardy Oil & Gas P.L.C.	46,779	145,182
	Hunting P.L.C.	477,489	3,306,370
# *	Imperial Energy Corp. P.L.C.	289,203	3,957,481
	James Fisher & Sons P.L.C.	189,802	1,037,565
	JKX Oil and Gas P.L.C.	575,605	1,411,599
	John Wood Group P.L.C.	207,976	803,864
	Melrose Resources P.L.C.	378,100	1,251,102
*	Premier Oil P.L.C.	320,409	3,841,181
*	Salamander Energy P.L.C.	274,153	760,563
*	Soco International P.L.C.	281,540	6,486,038
*	UK Coal P.L.C.	573,596	898,915
	Venture Production P.L.C.	442,513	2,887,913
	Wellstream Holdings P.L.C.	73,088	510,274
Total Energy			35,032,077

Financials — (16.0%)
	A & J Mucklow Group P.L.C.	1,426	5,278
#	Aberdeen Asset Management P.L.C.	2,590,854	3,912,615
	Amlin P.L.C.	1,765,553	9,040,653
	Arbuthnot Banking Group P.L.C.	67,329	360,670
*	Aries Insurance Services P.L.C.	62,500	—
	Ashmore Group P.L.C.	118,629	311,363
	Beazley Group P.L.C.	1,029,701	1,755,504
	Benfield Group, Ltd. P.L.C.	581,201	3,190,761
#	BlueBay Asset Management P.L.C.	154,645	502,245
	Brewin Dolphin Holdings P.L.C.	870,024	1,581,624
	Brit Insurance Holdings P.L.C.	1,289,236	3,791,566
	Capital & Regional P.L.C.	271,596	200,403
	Catlin Group, Ltd.	977,375	5,461,715
	Charles Stanley Group P.L.C.	123,753	366,574
	Chesnara P.L.C.	171,258	292,889
	Close Brothers Group P.L.C.	481,680	4,191,265
*	CLS Holdings P.L.C.	148,841	712,354
*	Cockleshell, Ltd.	6,528	7,293
	Daejan Holdings P.L.C.	42,317	1,799,892
	Development Securities P.L.C.	201,060	920,777
	DTZ Holdings P.L.C.	220,478	199,741
	Evolution Group P.L.C.	1,150,083	1,536,558
	Great Portland Estates P.L.C.	418,295	1,862,706
	Hansard Global P.L.C.	1,459	3,089
	Hardy Underwriting Group P.L.C.	153,854	632,169
*	Hargreaves Lansdown P.L.C.	130,722	359,461
	Helical Bar P.L.C.	408,691	1,964,909

3

#	Henderson Group P.L.C.	2,936,019	2,511,192
	Hiscox, Ltd.	1,535,730	6,085,323
	IG Group Holdings P.L.C.	1,197,446	5,594,476
*	Industrial & Commercial Holdings P.L.C.	5,000	121
	Intermediate Capital Group P.L.C.	326,494	5,089,854
	International Personal Finance P.L.C.	883,513	1,998,882
*	IP Group P.L.C.	197,881	212,149
	Jardine Lloyd Thompson Group P.L.C.	781,443	5,574,035
	Liontrust Asset Management P.L.C.	129,935	243,550
# *	LSL Property Services P.L.C.	131,485	84,981
*	MWB Group Holdings P.L.C.	379,622	276,988
	New Star Asset Management Group P.L.C.	97,505	49,367
	Novae Group P.L.C.	234,668	1,025,521
	Park Group P.L.C.	166,600	39,183
*	Pices Property Services P.L.C.	62,500	—
	Provident Financial P.L.C.	465,600	5,935,143
	Quintain Estates & Development P.L.C.	288,516	393,993
	Rathbone Brothers P.L.C.	159,131	2,061,845
	Rensburg Sheppards P.L.C.	169,098	1,247,555
*	Rutland Trust P.L.C.	85,288	91,963
	S&U P.L.C.	21,140	103,697
	Savills P.L.C.	449,406	1,660,618
*	Secure Ventures No. 6 P.L.C.	62,500	—
*	Secure Ventures No. 7 P.L.C.	62,500	—
*	Shellproof, Ltd.	1,156	893
	Shore Capital Group P.L.C.	1,193,004	440,364
	ST Modwen Properties P.L.C.	482,604	1,477,874
	Town Centre Securities P.L.C.	17,674	34,218
	Tullett Prebon P.L.C.	757,461	2,902,844
	Unite Group P.L.C.	444,621	1,079,031
Total Financials			91,179,734

Health Care — (3.2%)
*	Alizyme P.L.C.	660,805	152,013
*	Antisoma P.L.C.	2,024,536	622,076
*	Ark Therapeutics Group P.L.C.	638,344	432,224
	Assura Group, Ltd.	24,511	16,018
# *	Axis-Shield P.L.C.	224,506	1,070,524
*	Biocompatibles International P.L.C.	147,081	290,720
	Bioquell P.L.C.	90,893	198,174
*	BTG P.L.C.	582,974	1,209,709
	Care UK P.L.C.	199,792	726,913
	Consort Medical P.L.C.	116,271	658,851
	Corin Group P.L.C.	151,637	294,169
	Dechra Pharmaceuticals P.L.C.	201,204	1,278,819
	Genetix Group P.L.C.	151,246	82,077
*	Genus P.L.C.	157,057	1,534,044
*	Global Health Partner AB	800	1,278
	Goldshield Group P.L.C.	119,590	383,261
#	Hikma Pharmaceuticals P.L.C.	430,418	2,244,391
	Nestor Healthcare Group P.L.C.	443,850	182,354
*	Oxford Biomedica P.L.C.	2,123,042	205,185
*	Prostrakan Group P.L.C.	38,359	53,801
*	Protherics P.L.C.	506,828	285,939
*	Renovo Group P.L.C.	8,407	3,433

4

# *	SkyePharma P.L.C.	42,975	128,105
	Southern Cross Healthcare, Ltd.	195,059	298,456
	SSL International P.L.C.	745,205	5,033,003
*	Vectura Group P.L.C.	972,084	739,969
*	William Ransom & Son P.L.C.	30,000	3,621
Total Health Care			18,129,127

Industrials — (31.6%)
*	AEA Technology P.L.C.	539,970	281,193
	Aggreko P.L.C.	513,764	3,595,118
	Air Partner P.L.C.	37,086	336,146
	Alumasc Group P.L.C.	131,547	253,579
	Arriva P.L.C.	556,301	5,381,893
	Ashtead Group P.L.C.	1,976,882	1,359,914
	Atkins WS P.L.C.	425,663	3,656,381
*	Autologic Holdings P.L.C.	96,590	27,542
	Babcock International Group P.L.C.	853,247	5,338,849
	Balfour Beatty P.L.C.	161,398	652,219
	BBA Aviation P.L.C.	1,204,134	1,545,109
	Bodycote P.L.C.	1,247,601	2,497,278
	Braemar Shipping Services P.L.C.	81,108	381,178
	Brammer P.L.C.	185,266	397,847
	BSS Group P.L.C.	489,152	1,798,370
	Business Post Group P.L.C.	199,191	921,545
	Camellia P.L.C.	2,437	222,495
	Carillion P.L.C.	1,523,518	5,110,129
	Carr’s Milling Industries P.L.C.	35,330	266,872
# *	Carter & Carter Group P.L.C.	122,848	—
	Castings P.L.C.	162,757	482,998
	Charles Taylor Consulting P.L.C.	139,215	402,724
*	Charter International P.L.C.	626,781	4,085,268
	Chemring Group P.L.C.	128,869	3,306,101
	Chloride Group P.L.C.	1,025,093	2,177,345
	Clarkson P.L.C.	68,229	487,086
	Communisis P.L.C.	561,133	417,698
	Connaught P.L.C.	264,669	1,462,018
	Cookson Group P.L.C.	813,260	2,632,567
	Costain Group P.L.C.	1,269,584	417,651
*	Danka Business Systems P.L.C.	1,029,605	17,397
	Davis Service Group P.L.C.	670,430	2,386,557
	De La Rue P.L.C.	603,748	8,709,548
	Dewhurst P.L.C.	9,000	26,216
	Domino Printing Sciences P.L.C.	456,398	1,468,285
*	easyJet P.L.C.	499,900	2,493,790
	Eleco P.L.C.	80,000	76,189
	Fenner P.L.C.	671,987	1,108,211
	Forth Ports P.L.C.	179,142	2,833,651
*	Fortress Holdings P.L.C.	120,728	—
	Galliford Try P.L.C.	1,434,295	1,055,078
	Go-Ahead Group P.L.C.	175,345	3,840,315
	Hampson Industries P.L.C.	423,917	761,285
	Hays P.L.C.	4,810,460	5,281,079
#	Helphire P.L.C.	570,202	969,104
	Hogg Robinson Group P.L.C.	103,893	31,886
	Homeserve P.L.C.	228,007	4,681,612

5

	Hyder Consulting P.L.C.	168,297	515,518
	IMI P.L.C.	1,137,010	5,053,118
	Interserve P.L.C.	498,625	1,489,296
	Intertek Group P.L.C.	588,823	6,973,480
*	Invensys P.L.C.	191,389	479,928
	ITE Group P.L.C.	1,339,191	1,825,909
	J. Smart & Co. (Contractors) P.L.C.	22,500	167,473
	Keller Group P.L.C.	277,823	2,336,824
	Kier Group P.L.C.	141,688	1,547,066
	Latchways P.L.C.	41,288	389,580
	Lavendon Group P.L.C.	175,529	396,117
	Lincat Group P.L.C.	14,452	116,019
	Low & Bonar P.L.C.	763,541	599,494
	Management Consulting Group P.L.C.	1,026,246	461,690
	Meggitt P.L.C.	907,614	1,988,323
	Melrose P.L.C.	944,503	1,357,596
	Michael Page International P.L.C.	1,235,568	4,002,170
	Mitie Group P.L.C.	1,208,230	3,671,360
	MJ Gleeson Group P.L.C.	195,875	267,537
	Morgan Crucible Co. P.L.C.	1,158,902	2,004,085
	Morgan Sindall P.L.C.	170,838	1,383,807
	Mouchel Group P.L.C.	469,006	2,379,433
	MS International P.L.C.	50,000	169,133
	National Express Group P.L.C.	454,582	4,187,578
	Northgate P.L.C.	285,327	587,123
	OPD Group P.L.C.	102,094	140,409
	PayPoint P.L.C.	87,747	746,784
	PV Crystalox Solar P.L.C.	297,264	649,190
	Qinetiq P.L.C.	1,922,010	5,282,500
*	Regus P.L.C.	3,696,088	2,780,825
*	Renold P.L.C.	270,995	222,091
	Rentokil Initial P.L.C.	474,327	344,735
	Ricardo P.L.C.	222,000	939,938
*	Richmond Oil & Gas P.L.C.	220,000	—
	Robert Walters P.L.C.	399,127	563,345
	ROK P.L.C.	723,316	886,618
	RPS Group P.L.C.	788,615	1,877,224
	Scott Wilson Group P.L.C.	29,819	49,842
	Senior P.L.C.	1,671,692	1,534,076
	Severfield-Rowen P.L.C.	351,952	869,840
	Shanks Group P.L.C.	985,616	1,992,103
	SIG P.L.C.	479,728	1,881,694
	Speedy Hire P.L.C.	178,122	686,786
	Spirax-Sarco Engineering P.L.C.	304,500	3,951,612
	Spring Group P.L.C.	596,238	323,269
	Sthree P.L.C.	269,551	656,740
	T. Clarke P.L.C.	148,717	292,655
*	Tandem Group P.L.C.	327,365	—
	Tarsus Group P.L.C.	212,372	380,135
	The Weir Group P.L.C.	139,273	782,409
	Tomkins P.L.C.	2,633,868	4,834,455
	Travis Perkins P.L.C.	410,292	1,941,897
	Tribal Group P.L.C.	125,000	181,281
	Trifast P.L.C.	359,985	193,219
	Ultra Electronics Holdings P.L.C.	267,145	4,739,088

6

	Umeco P.L.C.	196,406	852,785
*	Volex Group P.L.C.	241,088	122,545
	Vp P.L.C.	167,463	336,251
	VT Group P.L.C.	677,021	5,453,608
	White Young Green P.L.C.	178,318	359,855
	Wincanton P.L.C.	479,763	1,373,060
	WSP Group P.L.C.	262,651	1,227,476
	XP Power, Ltd.	73,546	211,599
	Young and Co.’s Brewery P.L.C. NV	40,000	236,985
	Young and Co.’s Brewery P.L.C. Series A	20,936	141,650
Total Industrials			180,025,547

Information Technology — (10.9%)
	Acal P.L.C.	104,729	178,303
*	Alterian P.L.C.	179,139	242,102
	Anite P.L.C.	1,312,790	612,812
	ARM Holdings P.L.C.	4,708,219	7,340,704
	Aveva Group P.L.C.	275,408	3,510,900
	Axon Group P.L.C.	207,398	2,116,997
	Computacenter P.L.C.	423,790	648,249
*	CSR P.L.C.	342,508	1,142,264
	Dialight P.L.C.	111,362	196,051
	Dicom Group P.L.C.	317,667	734,413
#	Dimension Data Holdings P.L.C.	5,396,082	2,592,318
	Diploma P.L.C.	459,990	962,436
	E2V Technologies P.L.C.	247,588	898,032
	Electrocomponents P.L.C.	1,576,293	3,615,175
	Fidessa Group P.L.C.	130,344	1,204,085
*	Full Circle Future, Ltd.	135,600	—
*	Gresham Computing P.L.C.	204,631	185,543
	Halma P.L.C.	1,486,473	3,930,626
*	Imagination Technologies Group P.L.C.	882,944	687,734
	Innovation Group P.L.C.	2,537,718	213,823
*	Intec Telecom Systems P.L.C.	1,201,847	513,584
	Kewill P.L.C.	368,863	177,707
	Laird P.L.C.	697,371	1,831,388
	Logica P.L.C.	226,293	251,919
	Micro Focus International P.L.C.	452,097	1,911,478
	Microgen P.L.C.	404,360	262,398
	Misys P.L.C.	1,982,492	3,549,838
	Morse P.L.C.	367,208	113,333
	Oxford Instruments P.L.C.	193,856	583,585
	Phoenix IT Group, Ltd.	197,369	504,817
	Premier Farnell P.L.C.	1,379,926	2,899,277
	Psion P.L.C.	499,513	611,664
	Raymarine P.L.C.	289,080	69,487
	Renishaw P.L.C.	228,282	1,950,084
	RM P.L.C.	363,499	903,683
*	RMS Communications P.L.C.	15,000	—
	Rotork P.L.C.	352,833	4,227,935
*	Scipher P.L.C.	34,563	626
*	SDL P.L.C.	333,680	1,308,238
	Spectris P.L.C.	499,879	4,012,371
	Spirent Communications P.L.C.	3,176,692	2,778,976
	TT electronics P.L.C.	595,193	453,261

7

Vislink P.L.C.	588,460	305,102
* Wolfson Microelectronics P.L.C.	493,841	690,515
Xaar P.L.C.	220,887	201,894
* Xchanging P.L.C.	256,965	915,264
Total Information Technology		62,040,991

Materials — (3.4%)
British Polythene Industries P.L.C.	102,332	300,951
Carclo P.L.C.	214,230	215,541
Croda International P.L.C.	484,717	4,002,048
Delta P.L.C.	591,338	740,487
DS Smith P.L.C.	1,591,931	1,707,799
Elementis P.L.C.	1,858,096	1,752,524
Filtrona P.L.C.	704,266	1,414,717
* Gem Diamonds, Ltd.	3,895	19,069
Hill & Smith Holdings P.L.C.	275,101	880,130
Hochschild Mining P.L.C.	194,546	418,491
* Inveresk P.L.C.	125,000	14,665
Marshalls P.L.C.	670,307	1,058,442
Mondi P.L.C.	667,369	2,422,122
# Porvair P.L.C.	158,128	212,124
RPC Group P.L.C.	404,286	705,617
Victrex P.L.C.	321,880	2,977,069
Yule Catto & Co. P.L.C.	527,850	722,361
Zotefoams P.L.C.	96,852	131,484
Total Materials		19,695,641

Telecommunication Services — (0.6%)
* Colt Telecom Group SA	1,213,428	1,246,745
Kcom Group P.L.C.	2,504,455	728,666
Telecom Plus P.L.C.	288,118	1,428,873
* Vanco P.L.C.	232,704	240,617
Total Telecommunication Services		3,644,901

Utilities — (0.7%)
Dee Valley Group P.L.C.	12,109	164,009
Hydro International P.L.C.	27,669	53,836
Northumbrian Water Group P.L.C.	701,411	3,524,870
Total Utilities		3,742,715

TOTAL COMMON STOCKS		532,492,403

RIGHTS/WARRANTS — (0.0%)
* SFI Holdings, Ltd. Litigation Certificate	26,713	—
* Ultraframe Litigation Notes	319,285	—
TOTAL RIGHTS/WARRANTS		—

8

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $13,960,000 FHLMC 6.04%(r), 11/01/36, valued at $10,728,382) to be repurchased at $10,567,828	$10,567	10,567,000

		Shares
SECURITIES LENDING COLLATERAL — (4.8%)
§ @	DFA Short Term Investment Fund LP	23,622,602	23,622,602

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $4,025,415 FHLMC 6.500%, 04/01/38 & 7.000%, 02/01/38, valued at $3,914,679) to be repurchased at $3,838,000	$3,838	3,837,920

TOTAL SECURITIES LENDING COLLATERAL			27,460,522

TOTAL INVESTMENTS - (100.0%) (Cost $862,575,872)			$570,519,925

See accompanying Notes to Financial Statements.

9

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

AUSTRIA — (2.3%)
COMMON STOCKS — (2.3%)
	Agrana Beteiligungs AG	16,794	$1,035,837
	Andritz AG	116,739	3,324,510
*	A-TEC Industries AG	21,828	285,138
	Austria Email AG	715	5,481
* #	Austrian Airlines AG	130,038	466,158
	BKS Bank AG	520	72,904
* #	BWIN Interactive Entertainment AG	79,165	1,430,422
	BWT AG	27,601	564,583
* #	CA Immobilien Anlagen AG	130,641	821,961
*	Christ Water Techology AG	24,819	101,708
	Constantia Packaging AG	18,095	532,694
*	Conwert Immobilien Invest AG	48,984	236,596
	EVN AG	19,193	283,512
*	Eybl International AG	16,503	35,034
#	Flughafen Wien AG	39,948	1,636,839
	Frauenthal Holding AG	12,084	108,210
* #	Intercell AG	104,732	2,934,936
*	Josef Manner & Co. AG	870	49,788
	Lenzing AG	4,961	1,359,064
	Mayr-Melnhof Karton AG	33,664	2,092,095
#	Oberbank AG	35,740	2,003,180
	Oesterreichische Post AG	98,332	2,859,155
#	Palfinger AG	45,976	731,615
*	RHI AG	93,231	1,459,056
	Rosenbauer International AG	11,816	295,264
*	S&T System Integration & Technology Distribution AG	6,404	131,180
	Schoeller-Bleckmann Oilfield Equipment AG	32,197	1,142,865
*	Sparkassen Immobilien AG	58,185	242,450
	UBM Realitaetenentwicklung AG	1,440	55,061
#	Uniqa Versicherungen AG	174,848	3,527,569
*	Warimpex Finanz und Beteiligungs AG	3,832	10,362
	Wolford AG	11,165	219,862
	Zumtobel AG	55,418	686,139
TOTAL COMMON STOCKS			30,741,228

RIGHTS/WARRANTS — (0.0%)
*	Uniqa Versicherungen AG Rights 11/14/08	174,848	—

TOTAL — AUSTRIA			30,741,228

1

BELGIUM — (3.4%)
COMMON STOCKS — (3.4%)
*	Abfin SA	2,560	—
	Ackermans & van Haaren NV	81,854	4,697,164
*	Agfa Gevaert NV	368,855	1,543,799
	Banque Nationale de Belgique	952	2,862,354
#	Barco NV	53,143	1,008,384
	Bekaert SA	56,746	5,583,963
	Co.Br.Ha Societe Commerciale de Brasserie SA	115	194,122
*	Compagnie du Bois Sauvage SA	87	12
#	Compagnie d’Entreprises CFE	40,394	1,960,766
	Compagnie Immobiliere de Belgique SA	10,535	404,895
	Compagnie Maritime Belge SA	61,365	1,190,315
#	Deceuninck NV	61,853	467,936
*	Devgen	219	1,422
	D’Ieteren SA NV	12,852	1,968,829
	Duvel Moorgat SA	8,904	424,364
	Econocom Group SA	65,485	542,423
	Elia System Operator SA NV	112,393	3,514,569
	Euronav SA	86,793	1,268,863
	EVS Broadcast Equipment SA	13,059	843,274
#	Exmar NV	76,531	930,165
	Floridienne SA	2,033	250,226
#	Henex	7,487	328,143
	Image Recognition Integrated Systems (I.R.I.S.)	6,284	352,275
*	International Brachtherapy SA	35,773	109,565
	Ion Beam Application	67,020	827,019
	Jensen-Group NV	12,030	87,727
#	Kinepolis	4,534	124,847
	Lotus Bakeries SA	1,361	417,126
#	Melexis NV	88,696	784,685
#	Omega Pharma SA	83,442	3,073,479
	Picanol	16,620	106,496
* #	Realdolmen	606,720	139,615
	Recticel SA	52,387	320,385
*	Resilux	4,095	152,958
	Rosier SA	655	207,870
#	Roularta Media Group NV	3,344	71,422
	SAPEC SA	3,531	321,951
*	SAPEC SA	75	254
	Sioen Industries NV	52,140	320,322
	Sipef NV	2,410	778,015
*	Spector Photo Group SA	11,235	6,593
*	Systemat-Datarelay SA	26,232	147,983
*	Telenet Group Holding NV	148,890	2,312,476
	Ter Beke NV	2,281	129,662
	Tessenderlo Chemie NV	90,268	3,570,923
	Unibra SA	1,600	283,283
	Van De Velde NV	27,632	952,387
	VPK Packaging Group SA	13,057	366,500
TOTAL COMMON STOCKS			45,951,806

2

RIGHTS/WARRANTS — (0.0%)
*	Realdolmen STRIP VVPR	606,720	7,733
*	Zenitel VVPR Contingent Rights	8,654	110
TOTAL RIGHTS/WARRANTS			7,843

TOTAL — BELGIUM			45,959,649

DENMARK — (1.8%)
COMMON STOCKS — (1.8%)
	Aarhus Lokalbank A.S.	8,030	124,835
	Aktieselskabet Ringkjoebing Bank A.S.	5,665	266,395
#	Aktieselskabet Roskilde Bank A.S.	32,685	5,867
	Aktieselskabet Skjern Bank A.S.	3,276	129,039
	Alk-Abello A.S.	11,711	929,156
*	Alm. Brand A.S.	27,560	373,543
#	Amagerbanken A.S.	32,395	373,868
	Ambu A.S.	22,100	258,383
	Arkil Holdings A.S. Series B	780	92,227
	Auriga Industries A.S. Series B	46,057	823,698
#	Bang & Olufsen Holding A.S. Series B	30,487	674,270
* #	Bavarian Nordic A.S.	17,176	459,779
#	BoConcept Holding A.S.	5,650	148,146
*	Brodrene Hartmann A.S. Series B	11,730	166,955
*	Brondbyernes I.F. Fodbold A.S. Series B	15,450	124,615
	D/S Norden A.S.	4,331	131,268
	Dalhoff, Larson & Horneman A.S. Series B	32,000	205,337
	Dantherm Holding A.S.	13,100	161,348
	DFDS A.S.	11,570	826,610
	DiBa Bank A.S.	2,300	53,267
	Djursland Bank A.S.	8,970	345,736
	East Asiatic Co., Ltd. A.S.	52,687	1,796,547
	F.E. Bording A.S.	600	77,436
#	Fionia Bank A.S.	17,880	125,840
	Fluegger A.S. Series B	4,198	231,415
* #	GN Great Nordic A.S.	90,407	196,504
*	GPV Industi A.S.	2,200	35,330
* #	Greentech Energy Systems A.S.	23,655	87,116
	Gronlandsbanken	768	50,420
#	H&H International A.S. Series B	1,920	135,374
#	Harboes Bryggeri A.S.	10,250	178,680
	Hojgaard Holding A.S. Series B	2,750	51,880
#	IC Companys A.S.	33,305	464,377
*	Incentive A.S.	3,575	11,321
*	Jeudan A.S.	256	20,325
	Lan & Spar Bank A.S.	5,150	316,815
*	Lastas A.S. Series B	11,200	114,205
	Lollands Bank A.S.	750	28,530
*	Maconomy Corp. A.S.	7,833	8,436
#	Mols-Linien A.S.	27,700	341,992
* #	NeuroSearch A.S.	42,054	1,049,060
	NKT Holding A.S.	41,580	1,520,040
	Nordjyske Bank A.S.	17,600	354,250
	Norresundby Bank A.S.	7,350	251,896

3

	Ostjydsk Bank A.S.	2,554	206,152
* #	Parken Sport & Entertainment A.S.	8,234	1,192,819
	Per Aarsleff A.S. Series B	5,975	470,260
#	Ringkjoebing Landbobank Aktieselskab	14,890	1,114,049
	Roblon A.S. Series B	540	68,789
	Royal Unibrew A.S.	12,465	426,205
*	RTX Telecom A.S.	303	1,016
	Salling Bank A.S.	910	106,697
	Sanistal A.S. Series B	4,436	140,831
	Satair A.S.	8,525	221,837
	Schouw & Co. A.S.	70,768	1,392,554
	SimCorp A.S.	16,460	1,354,926
#	Sjaelso Gruppen A.S.	21,980	144,087
	SKAKO Industries A.S.	5,130	92,916
*	Solar Holdings A.S. Series B	1,687	80,297
*	Sondagsavisen A.S.	36,665	143,046
	Spar Nord Bank A.S.	115,369	1,269,157
	Sparbank	10,930	266,355
	Sparekassen Faaborg A.S.	1,972	342,819
	Sydbank A.S.	2,666	41,436
	Thrane & Thrane A.S.	9,883	376,270
	Tivoli A.S.	969	543,463
*	TK Development A.S.	91,681	396,392
	Vestfyns Bank A.S.	680	89,579
	Vestjysk Bank A.S.	10,000	222,531

TOTAL — DENMARK			24,826,614

FINLAND — (5.5%)
COMMON STOCKS — (5.5%)
*	Ahlstrom Oyj	3,026	30,885
	Alandsbanken AB Series B	17,663	457,829
*	Aldata Solutions Oyj	194,535	184,971
#	Alma Media Oyj	278,483	2,611,789
	Amanda Capital Oyj	67,120	200,461
#	Amer Sports Oyj Series A	307,264	2,082,625
#	Aspo Oyj	68,141	381,840
	BasWare Oyj	34,550	308,904
*	Biotie Therapies Corp.	265,590	118,546
	Cargotec Oyj Series B	109,737	1,519,060
#	Componenta Oyj	34,400	244,325
#	Comptel P.L.C.	324,863	471,239
#	Cramo Oyj	104,189	700,664
	Efore Oyj	114,965	111,494
	Elisa Oyj	251,636	3,785,238
	Etteplan Oyj	62,600	287,032
#	Finnair Oyj	186,376	939,977
#	Finnlines Oyj	107,063	1,504,129
	Fiskars Oyj Abp Series A	181,663	1,876,144
	F-Secure Oyj	447,078	1,394,594
*	GeoSentric Oyj	244,900	9,528
#	Glaston Oyj Abp	131,940	302,783

4

	HKScan Oyj Series A	72,398	370,184
	Huhtamaki Oyj	338,637	2,268,555
	Ilkka-Yhtyma Oyj	34,432	397,309
	KCI Konecranes Oyj	243,819	4,143,341
#	Kemira Oyj	248,868	2,230,044
	Kesko Oyj	44,288	1,036,704
	Laennen Tehtaat Oyj	18,920	350,502
#	Lassila & Tikanoja Oyj	117,954	1,894,155
	Lemminkainen Oyj	13,072	224,371
	M-Real Oyj Series B	4,696,142	7,217,917
	Neomarkka Oyj	16,652	140,422
	Nokian Renkaat Oyj	325,926	4,261,240
	Nordic Aluminium Oyj	10,440	227,908
	Okmetic Oyj	54,904	187,363
	Olvi Oyj Series A	31,354	647,110
	Oriola-KD Oyj Class A	26,000	49,696
	Oriola-KD Oyj Class B	55,236	107,124
	Orion Oyj Series A	96,540	1,416,262
	Orion Oyj Series B	253,721	3,728,433
*	Outotec Oyj	36,018	481,369
	PKC Group Oyj	48,390	250,710
#	Pohjola Bank P.L.C.	246,840	3,321,126
#	Ponsse Oyj	22,814	154,272
	Poyry Oyj	180,742	2,399,353
	Raisio P.L.C.	462,617	893,261
#	Ramirent Oyj	299,709	1,208,389
	Rapala VMC Oyj	113,258	520,604
	Raute Oyj Series A	10,390	116,112
	Rocla Oyj	12,300	195,254
* #	Ruukki Group Oyj	171,468	312,071
	Sanoma Oyj	60,899	931,999
	Scanfil Oyj	123,479	324,836
	Sponda Oyj	159,511	714,664
	Stockmann Oyj Abp Series A	43,914	723,160
#	Stockmann Oyj Abp Series B	99,920	1,346,659
	SYSOPENDIGIA P.L.C.	55,020	167,947
	Talentum Oyj	129,629	313,310
#	Teleste Oyi	53,559	161,639
	TietoEnator Oyj	277,638	3,079,148
	Trainers’ House P.L.C.	107,200	85,905
	Tulikivi Oyj	79,440	88,219
	Turkistuottajat Oyj	8,490	90,301
#	Uponor Oyj Series A	206,241	1,957,674
	Vacon Oyj	43,052	1,322,561
	Vaisala Oyj Series A	39,132	1,041,772
	Viking Line AB	10,400	414,219
	YIT Oyj	50,319	313,349

TOTAL — FINLAND			73,352,580

5

FRANCE — (11.2%)
COMMON STOCKS — (11.2%)
	Akka Technologies SA	6,050	95,959
	Ales Groupe SA	32,639	594,127
*	Alten	60,626	1,527,858
* #	Altran Technologies SA	343,804	1,727,773
	April Group SA	70,844	2,569,328
	Arkema	199,362	4,563,061
	Assystem	52,519	536,740
	Atos Origin SA	73,097	1,697,419
	Aubay	28,405	108,952
#	Audika SA	21,857	509,633
* #	Axorys SA	11,700	10,737
*	Baccarat SA	1,090	188,691
	Banque Tarneaud SA	1,430	186,506
#	Beneteau SA	176,815	1,644,028
*	Bigben Interactive	7,762	64,168
	bioMerieux	11,573	939,655
	Boiron SA	25,156	593,970
	Boizel Chanoine Champagne SA	6,122	372,339
	Bonduelle SCA	12,784	1,072,452
	Bongrain SA	14,661	815,329
#	Bourbon SA	147,476	4,158,267
* #	Bull SA	289,386	564,232
	Burelle SA	3,914	359,708
	Cafom SA	5,092	60,937
	Canal Plus SA	272,646	1,716,507
	Carbone Lorraine SA	54,832	1,630,678
#	CBo Territoria	28,320	71,140
	Cegedim SA	11,176	571,216
*	Cesar SA	14,219	27,909
* #	Club Mediterranee SA	45,228	904,670
	Compagnie Industrielle et Financiere D’Entreprises	1,200	83,356
	Compagnie International Andre Trigano SA	983	77,763
	CS Communication & Systemes	7,938	85,196
	Damartex SA	21,236	297,203
	Delachaux SA	27,616	1,518,897
#	Derichebourg	562,064	1,771,503
*	Dollfus Mieg & Cie SA	54,239	80,191
*	Dynaction SA	14,655	114,244
	EDF Energies Nouvelles SA	3,742	116,666
	Electricite de Strasbourg	22,706	2,586,894
	Esso Ste Anonyme Francaise	8,945	1,028,765
#	Establissements Maurel et Prom	296,036	3,511,126
#	Euler Hermes SA	29,892	1,472,544
*	Euro Disney SCA (4320878)	89	14
* #	Euro Disney SCA (B29QD14)	48,370	300,275
	Exel Industries SA	10,841	413,608
	Explosifs et de Produits Chimiques	524	118,867
#	Fimalac SA	29,963	1,303,328
	Finuchem SA	18,510	141,538
	Fleury Michon SA	4,694	137,676
	Francois Freres (Tonnellerie) SA	3,839	111,858
	Gascogne SA	6,907	418,915

6

	Gaumont SA	14,184	814,107
* #	GECI International	63,334	157,476
*	GECI International I07 Shares	10,786	1,100
*	Gemalto NV	144,058	4,036,115
	Gevelot SA	3,584	128,197
	GFI Informatique SA	122,870	439,737
	Gifi	7,360	354,758
	Ginger (Groupe Ingenierie Europe)	10,523	173,641
	GL Events	7,882	141,251
	GPe Pizzorno	5,200	99,727
	Grands Moulins de Strasbourg	110	48,857
*	Groupe Ares	21,994	31,677
	Groupe Crit	24,673	294,999
*	Groupe Eurotunnel SA	136,838	938,561
#	Groupe Flo SA	22,019	75,482
*	Groupe Go Sport SA	2,740	80,590
	Groupe Guillin SA	1,200	65,847
#	Groupe Open	27,590	202,869
#	Groupe Steria SCA	65,651	859,674
	Guerbet SA	5,824	809,306
	Guyenne et Gascogne SA	25,246	1,903,799
#	Haulotte Group SA	55,825	438,895
#	Havas SA	1,165,955	2,326,434
	Idsud	2,227	104,355
	IMS International Metal Service SA	53,464	945,777
	Ingenico SA	101,520	1,585,532
	Ipsen SA	14,966	568,858
	Ipsos SA	83,610	2,101,874
	Kaufman et Broad SA	2,226	45,504
	Korian	2,914	52,925
#	Laurent-Perrier	11,820	958,286
* #	Lectra	83,499	327,327
	Lisi SA	16,055	715,176
* #	LVL Medical Groupe SA	24,346	245,171
	M6 Metropole Television	148,116	2,332,690
	Manitou BF SA	46,880	656,796
#	Manutan International SA	13,517	613,135
	MGI Coutier SA	2,753	46,753
*	MoneyLine SA	11	—
	Mr. Bricolage SA	23,846	298,654
#	Naturex	6,954	238,162
#	Neopost SA	57,823	4,841,088
#	Nexans SA	92,377	5,269,180
	Norbert Dentressangle	12,330	680,031
*	Oeneo	102,487	115,631
* #	Orpea	97,899	3,185,126
*	Osiatis	1,400	3,135
	Paris Orleans et Cie SA	2,660	70,911
	Pierre & Vacances	15,567	712,909
#	Plastic Omnium SA	29,952	324,955
	Plastivaloire SA	4,552	107,432
	PSB Industries SA	8,438	161,620

7

	Radiall SA	5,231	320,308
	Rallye SA	77,113	1,561,861
*	Recylex SA	35,449	169,748
	Remy Cointreau SA	74,447	3,097,686
	Rexel SA	45,147	440,226
#	Rhodia SA	224,856	1,923,871
	Robertet SA	3,167	339,116
	Rougier SA	6,120	212,037
#	Rubis SA	30,230	1,674,329
* #	S.T. Dupont SA	39,440	9,089
	Sabeton SA	13,500	190,600
	Saft Groupe SA	41,284	1,206,125
	SAMSE SA	8,545	598,633
	SCOR SE	268,815	4,404,167
	SEB SA	88,673	2,979,646
	Sechilienne SA	54,906	2,108,189
	Securidev SA	2,500	54,286
*	Seloger.com	2,853	53,495
	Signaux Girod SA	894	60,590
	Societe BIC SA	84,787	4,478,545
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	4,615	3,068,015
#	Societe Pour l’Informatique Industrielle SA	40,908	239,540
#	Societe Television Francaise 1	51,700	662,865
*	Solving International SA	2,012	4,907
	Somfy SA	21,848	3,205,735
	Sopra Group SA	22,982	1,019,850
	Sperian Protection	18,519	1,139,093
#	Stallergenes SA	32,698	1,616,552
	STEF-TFE	28,838	1,318,949
	Sucriere de Pithiviers Le Vieil	1,773	1,052,658
	Synergie SA	32,941	454,228
	Teleperformance SA	158,000	3,409,419
	Tessi SA	5,050	161,214
* #	Theolia SA	86,282	599,765
*	Thomson	1,013,751	1,421,332
*	UbiSoft Entertainment SA	98,014	5,180,944
	Union Financiere de France Banque SA	15,895	480,898
#	Valeo SA	232,962	4,057,989
	Viel et Compagnie	158,130	566,042
	Vilmorin et Cie SA	18,821	1,839,038
	Virbac SA	16,251	1,062,911
	VM Materiaux SA	6,914	292,800
	Vranken Pommery Monopole	9,594	295,928
#	Zodiac SA	105,911	4,141,283
TOTAL COMMON STOCKS			150,481,010

RIGHTS/WARRANTS — (0.0%)
*	Ales Groupe SA Warrants 03/23/09	316	1,309
*	Bigben Interactive Warrants 12/31/08	2,100	1,405
*	Cybergun Warrants Series A 07/15/09	1,136	14
*	Cybergun Warrants Series B 07/15/10	1,136	14

8

*	Groupe Ares Warrants 12/18/08	4,713	360
*	Groupe Focal SA Warrants 02/21/10	466	—
* #	Infogrames Entertainment SA Warrants 12/31/09	77,833	2,976
TOTAL RIGHTS/WARRANTS			6,078

TOTAL — FRANCE			150,487,088

GERMANY — (12.8%)
COMMON STOCKS — (12.8%)
	A.S. Creation Tapeton AG	6,853	149,814
*	AAP Implantate AG	47,250	104,442
#	Aareal Bank AG	965,964	7,669,414
*	Abwicklungsellschaft Roesch AG	7,300	228
	ADCapital AG	33,040	285,989
*	Adlink Internet Media AG	69,691	575,545
	Agrob AG	5,800	66,649
#	Aixtron AG	259,027	1,274,157
	Altana AG	193,891	2,142,138
	Amadeus Fire AG	16,192	174,115
	Andreae-Noris Zahn AG	26,412	593,694
* #	Arcandor AG	241,547	582,806
*	Augusta Technologie AG	26,396	367,949
	Baader Bank AG	138,248	369,581
	Bauer AG	4,607	161,994
#	Bechtle AG	39,024	515,419
#	Bertrandt AG	22,607	391,706
*	Beta Systems Software AG	8,550	41,302
	Bilfinger Berger AG	130,384	5,898,571
*	Biolitec AG	26,843	103,665
	Biotest AG	21,560	1,557,591
*	BKN International AG	35,508	66,615
	BMP AG	45,099	46,521
* #	Borussia Dortmund GmbH & Co. KGaA	208,512	298,399
* #	Business Media China AG	15,212	154,026
*	Carl Zeiss Meditec AG	23,435	239,246
* #	CENTROTEC Sustainable AG	41,054	366,333
#	Cewe Color Holding AG	13,917	273,542
	Comdirect Bank AG	131,903	957,489
	CTS Eventim AG	51,845	1,287,523
#	Curanum AG	83,165	368,573
*	D. Logistics AG	113,203	132,298
	DAB Bank AG	130,043	369,592
	Data Modul AG	10,414	169,048
*	Demag Cranes AG	14,647	284,249
	Deutsche Euroshop AG	87,386	2,239,342
#	Deutz AG	249,610	767,665
	Dierig Holding AG	10,500	79,198
#	Douglas Holding AG	100,341	3,774,315
	Dr. Hoenle AG	14,858	113,490
	Drillisch AG	92,184	214,909
	Duerr AG	37,719	572,734
	DVB Bank SE	173,470	5,700,167

9

	Elexis AG	32,938	339,323
*	Elmos Semiconductor AG	34,592	131,473
#	ElreingKlinger AG	18,000	146,765
* #	EM. Sports Media AG	155,529	325,309
	Erlus AG	297	79,505
	Euwax AG	17,978	997,566
* #	Evotec AG	1,454,789	1,907,674
#	Fielmann AG	56,670	3,157,895
*	FJA AG	94,035	177,930
*	Freenet AG	225,238	1,358,790
	Fuchs Petrolub AG	29,856	1,846,454
	GBW AG	28,417	325,970
	GEA Group AG	57,442	827,790
*	Gerresheimer AG	17,628	595,503
	Gerry Weber International AG	48,142	890,417
	Gesco AG	9,182	421,547
#	GFK AG	75,456	1,486,133
*	GFT Technologies AG	66,050	106,289
	Gildemeister AG	43,990	429,105
	Grammer AG	5,985	63,116
	Grenkeleasing AG	31,484	861,050
	Hamborner AG	63,000	451,021
*	Hansa Group AG	146,815	229,715
#	Hawesko Holding AG	19,463	417,284
* #	IKB Deutsche Industriebank AG	21,843	45,084
	Indus Holding AG	40,147	709,234
	Innovation in Traffic Systems AG	23,949	155,778
*	Integralis AG	28,950	117,276
	INTERSEROH SE	22,142	1,131,607
* #	Intershop Communications AG	58,426	108,459
#	Isra Vision Systems AG	10,917	93,332
#	IVG Immobilien AG	530,609	3,520,578
* #	Jenoptik AG	153,250	928,991
	K&S AG	7,984	309,268
*	Kampa AG	35,505	136,906
	KERAMAG Keramische Werke AG	12,623	1,059,928
#	Kizoo AG	33,967	236,321
	Kontron AG	176,510	1,383,053
	Krones AG	72,622	3,189,995
#	KSB AG	4,390	1,479,154
#	Kuka AG	83,226	1,446,008
	KWS Saat AG	23,752	2,934,396
#	Lanxess AG	218,704	3,310,026
*	Leifheit AG	12,500	117,985
#	Leoni AG	112,502	1,425,476
	Loewe AG	25,187	304,641
*	Manz Automation AG	553	53,742
*	Marbert AG	1,360	8,663
#	MasterFlex AG	10,531	100,354
*	Maxdata Computer AG	94,120	20,393
*	Mediclin AG	79,703	263,966
* #	Medigene AG	87,499	538,396

10

#	Medion AG	81,672	766,408
	Mensch und Maschine Software AG	27,532	137,800
#	MLP AG	213,752	2,637,877
*	Mologen AG	22,062	143,642
*	Morphosys AG	19,152	1,174,579
	MTU Aero Engines Holding AG	163,223	3,216,477
	Muehlabauer Holdings AG & Co. KGAA	14,905	371,553
	MVV Energie AG	136,685	5,376,434
#	Nemetschek AG	23,340	281,873
*	Nexus AG	33,813	84,313
	Norddeutsche Affinerie AG	150,696	4,825,227
* #	Nordex AG	104,915	1,417,971
*	november AG	32,224	14,133
#	OHB Technology AG	37,069	266,311
	Oldenburgische Landesbank AG	4,234	229,079
	P&I Personal & Informatik AG	17,889	291,187
	PC-Ware AG	15,184	302,345
#	Pfeiffer Vacuum Technology AG	30,723	1,854,571
#	Pfleiderer AG	166,950	1,453,561
* #	Plambeck Neue Energien AG	148,115	206,780
*	Plasmaselect AG	324,899	264,009
	Progress-Werk Oberkirch AG	6,250	171,376
*	PSI AG fuer Produkte und Systeme der Informationstechnologie	40,859	160,449
	Puma AG Rudolf Dassler Sport	2,479	414,785
*	PVATepla AG	51,882	259,167
* #	QIAGEN NV	549,765	7,835,387
*	QSC AG	287,340	444,499
	R. Stahl AG	14,410	373,770
#	Rational AG	14,646	1,506,332
	REALTECH AG	13,541	178,102
#	Renk AG	18,838	1,016,821
* #	REpower Systems AG	20,482	2,823,414
#	Rheinmetall AG	107,359	3,271,883
	Rhoen-Klinikum AG	284,706	6,123,128
	Ruecker AG	21,675	193,181
	Sartorius AG	31,248	374,436
	Sektkellerei Schloss Wachenheim AG	15,120	86,364
*	SER Systems AG	9,400	299
* #	SGL Carbon AG	217,830	4,276,121
*	Sinner AG	2,660	65,436
#	Sixt AG	37,202	567,720
	SM Wirtschaftsberatungs AG	18,841	154,321
	Software AG	70,053	3,433,418
* #	Solar Millennium AG	34,471	588,291
* #	Solon AG fuer Solartechnik	18,438	553,671
	Stada Arzneimittel AG	173,213	5,284,135
	STINAG Stuttgarter Invest AG	35,003	829,045
*	Stoehr & Co. AG	11,000	42,902
#	Stratec Biomedical Systems AG	26,506	437,125
	Sued-Chemie AG	28,301	2,628,412
#	Suedzucker AG	156,058	1,734,927
* #	Suess Microtec AG	59,969	136,696

11

	Symrise AG	164,574	2,000,032
	Syzygy AG	30,656	115,352
	Takkt AG	142,434	1,397,226
*	TDS Informationstechnologie AG	89,063	391,052
	Telegate AG	20,500	240,097
* #	Tomorrow Focus AG	101,081	312,748
	Umweltbank AG	17,805	298,475
	United Internet AG	27,992	251,208
	VBH Holding AG	9,415	43,430
* #	Versatel AG	12,209	207,598
#	Vossloh AG	35,932	2,737,575
*	Wanderer-Werke AG	7,903	40,466
	Wincor Nixdorf AG	112,151	4,871,414
*	Wirecard AG	255,878	1,458,829
	Wuerttembergische Lebensversicherung AG	27,308	571,723
	Wuerttembergische Metallwarenfabrik AG	29,451	729,539

TOTAL — GERMANY			171,153,184

GREECE — (3.1%)
COMMON STOCKS — (3.1%)
	Agricultural Bank of Greece S.A.	36,344	86,299
*	Agricultural Insurance S.A.	1,399	6,098
	Alapis Holdings Industrial & Commercial S.A.	2,093,884	3,002,979
*	Alfa Alfa Energy S.A.	3,810	6,750
	Alfa-Beta Vassilopoulos S.A.	20,879	616,362
*	Altec S.A. Information & Communication Systems	80,278	22,683
	Alumil Milonas Aluminum Industry S.A.	52,886	96,323
*	Alysida S.A.	2,376	6,029
	Anek Lines S.A.	620,975	873,516
	Aspis Bank S.A.	228,007	316,579
*	Astir Palace Hotels S.A.	95,799	380,828
	Athens Medical Center S.A.	150,874	262,132
*	Atlantic Supermarkets S.A.	35,080	78,851
	Atti-Kat S.A.	56,554	16,771
	Autohellas S.A.	83,520	131,001
*	Babis Vovos International Construction S.A.	59,807	1,121,038
*	Balafas S.A.	15,200	3,681
*	Balkan Real Estate S.A.	41,970	86,963
	Bank of Attica S.A.	202,452	487,714
	Bank of Greece	73,229	4,716,234
	Benrubi S.A.	20,823	90,795
	C. Rokas S.A.	44,569	911,278
	Centric Multimedia S.A.	51,942	60,402
*	Daios Plastics S.A.	16,350	167,247
	Diagnostic & Therapeutic Center of Athens “Hygeia” S.A.	177,709	462,183
*	Dynamic Life S.A.	16,440	—
	Elastron S.A.	247,021	212,859
*	Elbisco Holding S.A.	28,098	30,440
	Elektrak S.A.	36,580	144,143
	Elektroniki Athinon S.A.	34,490	127,042
*	Elephant S.A.	26,310	—

12

	Ellaktor S.A.	508,053	2,592,297
*	Emporiki Bank of Greece S.A.	5,563	54,178
	Etma Rayon S.A.	11,242	20,203
	Euro Reliance General Insurance Co. S.A.	55,110	67,299
	Euromedica S.A.	64,900	243,253
	EYDAP Athens Water Supply & Sewage Co. S.A.	57,572	492,147
	F.G. Europe S.A.	4,536	7,113
	Fourlis Holdings S.A.	128,489	1,445,608
	Frigoglass S.A.	85,507	535,639
	GEK Group of Cos S.A.	171,119	579,076
	Halkor S.A.	226,556	285,256
	Hellenic Cables S.A.	65,236	130,767
	Hellenic Duty Free Shops S.A.	98,334	765,259
	Hellenic Exchanges S.A.	133,376	1,165,481
	Hellenic Petroleum S.A.	11,094	91,908
*	Hellenic Sugar Industry S.A.	78,005	150,131
	Heracles General Cement Co. S.A.	90,588	562,536
	Iaso S.A.	206,042	1,372,450
	Inform P. Lykos S.A.	35,570	85,616
*	Informatics S.A.	3,778	1,493
	Intracom Technical & Steel Constructions S.A.	345,350	183,334
*	Ionian Hotel Enterprises S.A.	16,914	340,622
*	Ipirotiki Software & Publications S.A.	22,110	54,670
	Karelia Tobacco Co., Inc. S.A.	5,810	302,338
	Kathimerini Publishing S.A.	47,170	258,161
*	Katselis Sons S.A. Bread Industry	41,545	36,510
	Lambrakis Press S.A.	115,149	340,070
*	Lan-Net S.A.	126,887	19,407
*	Lavipharm S.A.	96,324	118,021
*	Loulis Mills S.A.	41,702	131,368
*	Maritime Company of Lesvos S.A.	299,836	183,435
	Metka S.A.	97,586	937,597
	Michaniki S.A.	165,545	285,935
	Minoan Lines S.A.	248,689	1,633,856
	Motodynamic S.A.	2,182	5,900
	Motor Oil (Hellas) Corinth Refineries S.A.	129,895	1,408,877
	Mytilineos Holdings S.A.	308,027	1,943,890
*	Neorion New S.A. Holdings	24,145	15,155
*	Pegasus Publishing S.A.	95,510	153,869
*	Petzetakis S.A.	22,098	5,414
	Piraeus Port Authority S.A.	17,752	213,875
*	Promota Hellas S.A.	8,860	2,597
	Real Estate Development & Services S.A.	94,497	210,789
	S&B Industrial Minerals S.A.	54,669	576,072
	Sanyo Hellas S.A.	23,637	8,214
	Sarantis S.A.	74,884	487,412
*	Selected Textile Industry Assoc. S.A.	87,690	33,679
	Sfakianakis S.A.	91,320	197,923
*	Shelman Hellenic-Swiss Wood S.A.	155,548	60,132
*	Singularlogic S.A.	100,470	259,304
*	Spyroy Agricultural Products S.A.	61,348	79,870
	Teletypos S.A. Mega Channel	77,669	645,185

13

	Terna Tourist Technical & Maritime S.A.	101,190	312,225
*	Themeliodomi S.A.	37,422	17,648
	Thessaloniki Port Authority S.A.	6,936	128,740
	Thrace Plastics Co. S.A.	109,280	82,841
	Titan Cement Co. S.A.	76,527	1,306,970
	TT Hellenic Postbank S.A.	322,690	2,006,387
*	Varvaressos S.A. European Spinning Mills	36,350	9,289
	Viohalco S.A.	406,612	1,922,994

TOTAL — GREECE			42,093,505

IRELAND — (2.7%)
COMMON STOCKS — (2.7%)
	Abbey P.L.C.	84,370	332,136
*	Aer Lingus Group P.L.C.	380,166	522,152
*	Aminex P.L.C.	440,966	79,145
*	Aryzta AG (B39VJ74)	175,745	6,265,167
*	BlackRock International Land P.L.C.	897,420	115,196
	C&C Group P.L.C. (B010DT8)	375,871	547,635
	C&C Group P.L.C. (B011Y09)	298,624	434,380
	DCC P.L.C.	308,989	4,824,869
	Donegal Creameries P.L.C.	26,085	132,159
*	Dragon Oil P.L.C.	1,438,888	3,734,083
	FBD Holdings P.L.C.	126,251	1,836,544
	Fyffes P.L.C.	1,020,533	346,001
	Glanbia P.L.C. (0066950)	765,926	2,822,605
	Glanbia P.L.C. (4058629)	1,000	3,689
	Grafton Group P.L.C.	107,557	321,642
	Greencore Group P.L.C.	601,145	927,969
	IFG Group P.L.C.	205,432	243,323
	Independent News & Media P.L.C.	1,021,294	836,697
	Irish Continental Group P.L.C.	91,113	1,804,084
	Irish Life & Permanent P.L.C.	51,604	150,369
* #	Kenmare Resources P.L.C.	2,265,253	524,471
	Kingspan Group P.L.C.	351,640	2,023,167
*	Lantor	34,575	—
	McInerney Holdings P.L.C. (B1W38B0)	657,135	203,023
*	McInerney Holdings P.L.C. (B1XGF06)	40,000	12,259
	Paddy Power P.L.C.	180,573	3,090,685
*	Providence Resources P.L.C.	6,258,198	190,661
	Smurfit Kappa Group P.L.C.	273,766	488,626
	Total Produce P.L.C.	871,395	338,071
	United Drug P.L.C.	790,348	3,078,848
*	Waterford Wedgwood P.L.C.	7,869,750	10,127
TOTAL COMMON STOCKS			36,239,783

RIGHTS/WARRANTS — (0.0%)
*	Lantor Escrow Shares 2009	34,575	—

TOTAL — IRELAND			36,239,783

14

ITALY — (7.1%)
COMMON STOCKS — (7.1%)
*	A.S. Roma SpA	293,436	224,763
	ACEA SpA	214,345	2,794,902
	Acegas-APS SpA	110,973	764,853
	Actelios SpA	15,845	73,510
* #	Aedes SpA	1,201,673	794,820
	Aeroporto de Firenze SpA	17,399	379,050
*	Ansaldo STS SpA	4,230	54,189
	Astaldi SpA	216,415	927,052
#	Autogrill SpA	231,260	1,848,112
#	Azimut Holding SpA	424,469	2,436,356
#	Banca Finnat Euramerica SpA	685,945	480,971
#	Banca Generali SpA	21,809	99,262
	Banca Ifis SpA	52,946	448,713
* #	Banca Italease SpA	243,660	1,184,968
	Banca Piccolo Credito Valtellinese Scarl SpA	478,970	3,619,069
	Banca Popolare di Milano Scarl	43,809	256,394
	Banca Profilo SpA	253,156	193,046
	Banco di Desio e della Brianza SpA	285,438	1,655,185
#	Beghelli SpA	427,981	292,217
	Benetton Group SpA	209,290	1,475,585
#	Beni Stabili SpA, Roma	1,309,500	796,089
#	Biesse SpA	54,004	347,835
#	Bonifica Terreni Ferraresi e Imprese Agricole SpA	10,867	406,264
	Brembo SpA	141,075	1,046,927
#	Bulgari SpA	395,239	2,955,998
	Buzzi Unicem SpA	22,271	270,637
	C.I.R. SpA - Compagnie Industriali Riunite	1,432,967	1,539,351
	Caltagirone SpA	248,460	926,636
	Cam Finanziaria SpA	36,527	20,989
	Carraro SpA	85,800	322,279
	Cembre SpA	40,330	167,981
	Cementir SpA	254,820	799,793
*	Ciccolella SpA	30,000	30,890
#	Class Editore SpA	165,655	156,587
	Credito Artigiano SpA	361,183	978,461
	Credito Bergamasco SpA	133,144	3,943,643
	Credito Emiliano SpA	228,115	1,460,184
	CSP International Fashion Group SpA	52,952	57,029
	Danieli & Co. SpA	94,234	1,174,428
	Davide Campari - Milano SpA	457,009	3,189,931
	De Longhi SpA	305,654	736,983
* #	Digital Multimedia Technologies SpA	24,275	553,511
*	EEMS Italia SpA	4,797	8,224
#	Emak SpA	57,399	288,794
* #	ERG Renew SpA	95,849	124,480
#	ERG SpA	189,613	2,535,074
	Ergo Previdenza SpA	124,622	694,887
*	ErgyCapital SpA	4,794	3,036
	Esprinet SpA	37,000	123,331
*	Eurotech SpA	33,938	138,741

15

* #	Fastweb SpA	25,355	451,107
* #	Fiera Milano SpA	37,863	238,405
	Gefran SpA	31,849	134,913
* #	Gemina SpA	1,186,766	690,286
#	Geox SpA	104,831	773,996
	Gewiss SpA	241,787	976,702
	Granitifiandre SpA	79,737	379,912
	Gruppo Ceramiche Ricchetti SpA	127,131	191,143
*	Gruppo Coin SpA	77,286	183,242
#	Gruppo Editoriale L’Espresso SpA	785,185	1,171,081
#	Hera SpA	958,844	2,113,902
	I Grandi Viaggi SpA	98,547	96,140
#	Immsi SpA	696,806	620,493
* #	Impregilo SpA	1,180,326	3,140,855
#	Indesit Co. SpA	198,550	1,617,655
	Industria Macchine Automatique SpA	70,842	1,339,220
	Industria Romagnola Conduttori Elettrici SpA	43,452	89,156
	Intek SpA	661,259	322,203
	Interpump Group SpA	241,525	1,374,316
	Iride SpA	1,493,670	2,327,093
*	Isagro SpA	10,591	37,843
	Italmobiliare SpA	23,493	964,965
#	Mariella Burani SpA	57,876	766,426
	Marr SpA	127,201	687,424
	Mediolanum SpA	109,024	427,487
	Meliorbanca SpA	249,443	911,655
	Milano Assicurazioni SpA	635,144	2,076,402
	Mirato SpA	36,779	240,822
#	Mondadori (Arnoldo) Editore SpA	361,989	1,273,503
*	Monrif SpA	315,834	178,433
*	Montefibre SpA	182,887	63,528
* #	Nice SpA	14,229	47,883
*	Pagnossin SpA	9,000	—
#	PanariaGroup Industrie Ceramiche SpA	42,000	122,887
	Permasteelisa SpA	65,300	950,377
* #	Piaggio & C SpA	353,619	632,405
* #	Pininfarina SpA	82,321	366,110
	Pirelli & Co. SpA	2,040,804	719,546
#	Premafin Finanziaria SpA	1,067,448	1,899,323
*	Prysmian SpA	64,932	787,694
*	RDM Realty SpA	5,771	14,727
	Recordati SpA	390,377	1,845,060
*	Richard-Ginori 1735 SpA	140,800	73,936
#	Sabaf SpA	22,649	466,833
	SAES Getters SpA	30,068	312,651
#	Safilo Group SpA	503,765	495,704
* #	Snai SpA	63,916	190,961
*	Societa Iniziative Autostradali e Servizi SpA	5,586	36,333
#	Societe Cattolica di Assicurazoni Scrl SpA	158,551	5,803,375
	Sogefi SpA	173,096	282,718
	Sol SpA	188,464	679,478
*	Sorin SpA	1,079,611	748,099

16

*	Stefanel SpA	216,413	113,477
* #	Tiscali SpA	1,176,229	1,031,961
#	Tod’s SpA	50,479	2,107,336
#	Trevi Finanziaria SpA	121,804	1,415,298
*	Viaggi del Ventaglio SpA	93,237	35,857
	Vianini Industria SpA	59,070	131,189
	Vianini Lavori SpA	175,511	1,045,803
*	Vincenzo Zucchi SpA	144,350	245,648
	Vittoria Assicurazioni SpA	60,673	710,426
TOTAL COMMON STOCKS			94,975,413

RIGHTS/WARRANTS — (0.0%)
*	Intek SpA Warrants 12/30/11	178,760	13,670
*	Negri Bossi SpA Warrants 06/30/10	38,000	1,695
TOTAL RIGHTS/WARRANTS			15,365

TOTAL — ITALY			94,990,778

NETHERLANDS — (5.3%)
COMMON STOCKS — (5.3%)
#	Aalberts Industries NV	355,012	3,243,280
#	Accell Group NV	33,378	759,109
*	AFC Ajax NV	18,134	141,744
	Amsterdam Commodities NV	60,689	270,523
#	Arcadis NV	180,820	2,139,969
* #	ASM International NV	196,173	1,885,747
*	Atag Group NV	4,630	1,711
	Batenburg Beheer NV	10,306	261,175
#	Beter Bed Holding NV	67,391	717,702
#	Boskalis Westminster CVA	133,054	4,392,541
#	Brunel International NV	63,199	817,325
	Crown Van Gelder NV	18,307	159,102
* #	Crucell NV	230,971	2,688,134
*	Crucell NV ADR	45,768	532,740
	DOCdata NV	22,463	156,445
#	Draka Holding NV	47,528	573,930
#	Eriks Group NV	42,708	1,573,511
	Exact Holding NV	94,955	2,214,595
	Fornix Biosciences NV	29,890	262,469
#	Grontmij NV	75,848	1,653,343
	Imtech NV	248,834	3,801,534
#	Innoconcepts NV	77,911	633,859
*	Jetix Europe NV	129,665	2,192,855
	Kas Bank NV	47,628	765,524
	Kendrion NV	39,829	607,202
	Koninklijke Bam Groep NV	415,704	3,694,748
#	Koninklijke Ten Cate NV	95,407	2,022,840
#	Koninklijke Vopak NV	71,411	2,315,397
* #	Laurus NV	255,159	906,640
#	Macintosh Retail Group NV	43,877	478,851
	Nederlandsche Apparatenfabriek NV	28,810	628,487

17

*	Nedfield NV	1,058	1,080
	Nutreco Holding NV	139,331	4,442,381
#	Oce NV	336,989	1,559,491
#	OPG Groep NV	208,313	2,997,589
	Ordina NV	150,761	791,853
*	Punch Graphix NV	49,509	188,745
* #	Qurius NV	351,539	122,484
	Randstad Holdings NV	25,148	488,820
	Royal Reesink NV	2,050	183,307
	RSDB NV	12,436	276,719
*	Samas NV	435,697	608,925
#	SBM Offshore NV	43,151	759,029
#	Sligro Food Group NV	150,253	3,234,255
	Smit Internationale NV	44,064	2,973,070
	SNS Reaal	101,478	744,411
	Stern Groep NV	1,258	26,999
#	Telegraaf Media Groep NV	168,309	3,212,122
*	Textielgroep Twenthe NV	1,000	3,186
	TKH Group NV	98,188	1,564,927
* #	TomTom NV	83,252	634,624
	Unit 4 Agresso NV	74,403	1,114,489
#	USG People NV	187,078	1,955,342
*	Van der Moolen Holding NV	117,201	398,866
	Wavin NV	61,151	213,397

TOTAL — NETHERLANDS			70,989,143

NORWAY — (2.6%)
COMMON STOCKS — (2.6%)
	Aktiv Kapital ASA	78,617	681,502
	Arendals Fosse Kompani ASA	100	23,194
* #	Blom ASA	80,567	262,809
	Bonheur ASA	65,500	1,256,914
* #	BW Gas, Ltd.	117,729	249,955
* #	BW Offshore, Ltd.	130,779	126,945
#	Camillo Eitze & Co. ASA	58,200	290,716
#	Cermaq ASA	271,512	1,066,764
*	Copeinca ASA	32,494	53,069
* #	Det Norske Oljeselskap ASA	3,050,200	2,053,957
#	DOF ASA	117,912	544,868
	EDB Business Partner ASA	167,534	313,420
*	Eitzen Chemical ASA	68	153
	Ekornes ASA	111,890	1,162,039
*	Ementor ASA	222,782	678,803
	Farstad Shipping ASA	62,940	824,303
	Ganger Rolf ASA	52,803	925,867
*	Gregoire ASA	25,808	2,203
	Havila Shipping ASA	22,400	157,565
* #	IOT Holdings ASA	75,603	7,296
	Kongsberg Gruppen ASA	48,080	2,210,856
*	Kverneland Group ASA	258,080	187,792
#	Leroy Seafood Group ASA	97,100	851,149

18

*	Marine Harvest	1,641,081	265,076
*	Nordic Semiconductor ASA	4,000	11,298
* #	Norse Energy Corp. ASA	1,143,079	580,565
* #	Norske Skogindustrier ASA Series A	320,620	1,105,158
* #	Norwegian Air Shuttle ASA	49,007	214,388
	Odfjell ASA Series A	92,300	711,838
*	ODIM ASA	56,787	346,115
	Olav Thon Eiendomsselskap ASA	12,980	1,014,231
*	Otrum ASA	50,600	37,691
*	PCI Biotech AS	3,357	4,615
* #	Petrolia Drilling ASA	7,426,093	1,222,855
* #	Photocure ASA	33,562	134,745
	Prosafe ASA	549,806	2,043,808
*	Revus Energy ASA	60,749	931,444
	Rieber and Son ASA Series A	106,654	578,184
* #	Roxar ASA	111,454	49,788
	Scana Industrier ASA	294,078	252,965
	Schibsted ASA	65,794	782,616
	Solstad Offshore ASA	58,300	527,171
	SpareBanken 1 SMN	149,010	586,970
	Tandberg ASA Series A	151,863	1,878,915
* #	TGS Nopec Geophysical Co. ASA	429,529	2,388,361
#	Tomra Systems ASA	587,328	2,731,400
#	TTS Marine ASA	41,000	130,267
	Veidekke ASA	310,230	960,379
	Wilh. Wilhelmsen ASA	61,950	890,894

TOTAL — NORWAY			34,313,876

PORTUGAL — (1.3%)
COMMON STOCKS — (1.3%)
#	Altri SGPS SA	68,155	215,750
#	Banco BPI SA	467,800	964,084
*	Banif SGPS SA	60,818	91,104
	Corticeira Amorim	223,729	307,246
	Finibanco Holdings SGPS SA	191,844	819,553
	Ibersol SGPS SA	20,401	138,803
* #	Impresa Sociedade Gestora de Participacoes SA	369,303	276,045
*	Investimentos Participacoes e Gestao SA	319,480	190,808
	Jeronimo Martins SGPS SA	731,945	3,735,278
#	Mota-Engil SGPS SA	341,524	1,097,670
*	Novabase SGPS	65,729	378,736
* #	ParaRede SGPS SA	54,559	55,590
#	Portucel-Empresa Produtora de Pasta de Papel SA	827,234	1,762,548
#	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	299,904	1,521,793
	Sag Gest - Solucoes Automovel Globais SGPS SA	275,027	506,293
#	Sociedade de Investimento e Gestao SGPS SA	258,172	2,251,000
#	Sonae Industria SGPS SA	272,336	717,706
* #	Sonaecom SGPS SA	566,978	880,441
*	Sumolis - Companhia Industrial de Fruitas e Bebidas SA	67,967	133,313
#	Teixeira Duarte Engenharia e Construcoes SA	734,737	680,933
	Toyota Caetano Portugal SA	53,308	676,040

TOTAL — PORTUGAL			17,400,734

19

SPAIN — (5.4%)
COMMON STOCKS — (5.4%)
#	Abengoa SA	134,166	1,959,169
	Adolfo Dominguez SA	20,351	184,693
#	Amper SA	88,114	487,121
#	Antena 3 de Television SA	240,050	1,282,119
* #	Avanzit SA	555,254	863,669
* #	Azkoyen SA (5730324)	67,174	315,011
*	Azkoyen SA (B3DJ684)	3,358	15,711
#	Banco de Andalucia SA	9,516	437,073
	Banco de Credito Balear SA	34,397	632,763
#	Banco Guipuzcoano SA	335,442	2,624,740
#	Banco Pastor SA	248,071	2,062,179
*	Baron de Ley SA	13,910	779,183
* #	Bolsas y Mercados Espanoles	107,516	2,623,700
#	Campofrio Alimentacion SA	96,991	1,084,812
#	Cementos Portland Valderrivas SA	30,644	1,115,568
	Compania Vinicola del Norte de Espana SA	16,119	171,224
	Construcciones y Auxiliar de Ferrocarriles SA	7,283	2,035,963
* #	Corporacion Dermoestetica	65,100	329,040
#	Duro Felguera SA	172,631	914,777
	Ebro Puleva SA	304,797	3,963,045
#	Elecnor SA	198,254	2,344,344
* #	Ercros SA	2,261,056	434,531
*	Estacionamientos Urbanos SA	4,200	—
#	Faes Farma SA	455,399	2,351,492
* #	General de Alquiler de Maquinaria	32,241	276,212
#	Gestevision Telecinco SA	161,568	1,297,191
	Grupo Catalana Occidente SA	160,495	2,524,102
#	Grupo Empresarial Ence SA	358,144	1,652,846
	Iberia Lineas Aereas de Espana SA	1,381,661	3,259,591
	Iberpapel Gestion SA	25,850	389,234
* #	Inbesos SA	12,494	54,497
#	Indra Sistemas SA	46,045	894,702
	Inmobiliaria del SUR SA (B19DFV2)	2,764	87,785
*	Inmobiliaria del SUR SA (B3CG8V3)	138	4,382
* #	La Seda de Barcelona SA	1,923,682	985,799
	Mecalux SA	59,551	1,041,423
	Miquel y Costas & Miquel SA	26,111	307,429
	Natra SA	85,540	529,473
* #	Natraceutical SA	725,142	557,622
#	NH Hoteles SA	252,650	1,912,537
#	Nicolas Correa SA	26,994	163,030
	Obrascon Huarte Lain SA	130,017	1,633,508
#	Papeles y Cartones de Europa SA	193,369	923,775
	Pescanova SA	25,677	930,082
	Prim SA (B0Z3382)	35,840	263,460
*	Prim SA (B3DJ3T4)	3,584	26,312

20

#	Promotora de Informaciones SA	303,496	1,188,707
	Prosegur Cia de Seguridad SA	87,574	2,487,935
*	Realia Business SA	40,057	111,771
#	Service Point Solutions SA	461,144	538,675
* #	Sociedad Nacional Inds. Aplicaciones Celulosa Espanola SA	220,774	282,313
#	Sol Melia SA	206,682	971,147
#	SOS Cuetara SA	346,559	4,826,405
* #	Tavex Algodonera SA	244,131	231,246
*	Technocom Telecom Issue 08	12,437	50,250
*	Tecnicas Reunidas SA	12,462	356,009
* #	Tecnocom Telecomunicaciones y Energia SA	120,404	490,390
#	Tubacex SA	427,191	1,523,327
	Tubos Reunidos SA	422,653	1,120,128
#	Unipapel SA	47,385	617,953
* #	Vertice Trescientos Sesenta Grados SA	57,183	60,304
	Vidrala SA	64,706	1,361,066
#	Viscofan SA	183,430	3,155,006
#	Vocento SA	193,449	1,142,989
* #	Zeltia SA	556,824	2,774,710

TOTAL — SPAIN			72,017,250

SWEDEN — (3.9%)
COMMON STOCKS — (3.9%)
#	Aarhuskarlshamn AB	52,836	648,381
#	Acando AB	160,086	229,336
*	Active Biotech AB	83,850	419,485
	Addtech AB Series B	59,000	708,273
	AF AB Series B	47,200	781,321
	Aros Quality Group AB	41,400	154,236
	Atrium Ljungberg AB Series B	15,200	87,624
	Axfood AB	89,350	1,722,073
#	Axis Communications AB	174,894	1,872,732
	B&B Tools AB	77,850	847,456
*	BE Group AB	38,662	113,351
	Beiger Electronics AB	14,700	208,492
	Beijer Alma AB	57,200	497,244
	Bergs Timber AB Series B	17,000	36,475
	Bilia AB Series A	113,425	324,996
	Billerud AB	163,300	921,839
*	BioGaia AB Series B	38,000	168,435
*	Biotage AB	141,240	111,146
*	Biovitrum AB	4,540	33,334
#	Boliden AB	259,224	623,507
	Bong Ljungdahl AB	24,800	50,239
*	Boras Waefveri AB Series B	13,400	10,180
*	Brostrom AB Series B	93,359	687,739
	Cantena AB	56,762	515,462
#	Cardo AB	61,300	889,751
*	Carl Lamm Holding AB	37,870	159,581
	Castellum AB	408,700	2,774,388
	Cloetta AB Series B	28,800	850,605

21

	Concordia Maritime AB Series B	70,300	153,484
	Consilium AB Series B	16,994	84,572
#	D. Carnegie & Co. AB	181,000	492,120
*	DORO AB	1,200	929
#	Elekta AB Series B	302,500	3,825,462
*	Enea Data AB Series B	56,200	187,168
	Fabege AB	391,400	1,551,741
	Fagerhult AB	16,800	300,823
	G & L Beijer AB Series B	27,400	461,062
#	Gunnebo AB	106,800	293,569
	Hakon Invest AB	18,599	212,275
	Haldex AB	72,500	337,996
	Heba Fastighets AB Series B	43,500	270,217
#	Hemtex AB	5,700	21,386
*	Hexpol AB	8,172	32,796
*	HIQ International AB	123,289	394,013
	HL Display AB Series B	57,600	208,088
	Hoganas AB Series B	85,800	1,206,871
	Holmen AB Series B	1,119	31,541
*	Home Capital AB	25,400	207,848
#	Home Properties AB	25,400	248,790
	Industrial & Financial Systems AB Series B	50,260	219,840
	Intrum Justitia AB	180,322	1,781,581
#	JM AB	267,473	1,433,969
*	KappAhl Holding AB	93,099	345,056
	Klovern AB	294,976	592,436
#	Kungsleden AB	412,300	1,994,631
	Lagercrantz Group AB Series B	64,300	188,883
	Lammhults Design Group AB	19,547	117,887
*	LBI International AB	127,651	182,746
#	Lennart Wallenstam Byggnads AB Series B	120,400	956,958
*	Lindab International AB	54,077	414,082
*	Lundin Petroleum AB	3,474	16,585
#	Meda AB Series A	102,190	661,256
*	Medivir AB Series B	44,650	284,905
*	Mekonomen AB	11,461	125,707
*	Midelfart Sonesson AB Series B	4,160	3,208
	Munters AB	181,900	960,396
	NCC AB Series B	216,320	1,767,611
* #	Net Insight AB Series B	924,000	363,017
#	NIBE Industrier AB	192,620	1,045,223
	Nobia AB	421,100	917,433
	Nolato AB Series B	66,440	360,389
	OEM International AB Series B	44,400	239,453
#	ORC Software AB	36,300	369,938
*	Pa Resources AB	357,209	899,468
*	Partnertech AB	28,800	79,389
#	Peab AB Series B	243,200	682,364
	Peab Industri AB	121,800	501,217
	Poolia AB Series B	33,150	104,515
*	Pricer AB Series B	1,711,500	77,750
	ProAct IT Group AB	29,000	120,695

22

* #	Proffice AB	215,400	270,542
	Profilgruppen AB	13,582	73,467
#	Q-Med AB	154,800	636,637
	Rederi AB Transatlantic Series B	93,000	374,022
*	Rezidor Hotel Group AB	25,030	66,549
*	SAS AB	65,075	344,107
*	Scribona AB Series B	226,140	131,637
*	Semcon AB	39,900	135,058
	Sigma AB Series B	25,800	12,099
*	Sintercast AB	11,800	103,154
#	Skistar AB	92,100	827,616
	Studsvik AB	21,900	193,994
	SWECO AB Series B	183,300	1,123,522
#	Trelleborg AB Series B	292,855	1,750,673
#	Uniflex AB Series B	3,630	33,753
	VBG AB Series B	1,084	9,044
*	Vitrolife AB	41,500	126,009
	Wihlborgs Fastigheter AB	63,858	676,191

TOTAL — SWEDEN			51,667,094

SWITZERLAND — (11.7%)
COMMON STOCKS — (11.6%)
	Acino Holding AG	8,398	1,739,138
	AFG Arbonia-Forster Holding AG	4,661	587,431
	Allreal Holding AG	31,773	3,234,954
	Also Holding AG	16,195	590,017
*	Aryzta AG (B39VJC9)	49,848	1,762,325
*	Ascom Holding AG	89,822	583,538
	Bachem Holdings AG	25,672	1,848,608
	Bank Coop AG	30,796	1,988,717
	Bank Sarasin & Cie Series B	172,644	5,080,646
	Banque Cantonale de Geneve	4,021	824,076
	Banque Cantonale du Jura	4,500	245,711
	Banque Cantonale Vaudoise	8,999	2,005,825
	Banque Privee Edmond de Rothschild SA	157	4,058,816
	Barry Callebaut AG	4,546	2,271,793
	Basellandschaftliche Kantonalbank	583	489,178
*	Basilea Pharmaceutica AG	2,629	356,482
	Basler Kantonalbank	5,099	505,393
	Belimo Holdings AG	1,830	1,256,571
*	Bell Holding AG	33	35,626
	Bellevue Group AG	26,524	917,380
	Berner Kantonalbank	24,383	4,770,531
	Bobst Group AG	35,619	1,289,097
	Bossard Holding AG	8,222	456,817
	Bucher Industries AG	32,519	3,513,579
	Calida Holding AG	396	106,105
*	Card Guard AG	32,013	262,074
	Carlo Gavazzi Holding AG	1,065	104,623
*	Centralschweizerische Kraftwerke AG	96	41,391
	Charles Voegele Holding AG	28,617	1,036,949

23

	Clariant AG	756,817	4,695,179
	Compagnie Financiere Tradition	5,052	420,376
	Conzzeta AG	1,375	2,013,381
*	Cytos Biotechnology AG	2,412	73,085
	Daetwyler Holding AG	33,791	1,372,465
	Edipresse SA	1,527	388,469
	EFG International AG	13,169	283,497
*	Eichhof Holding AG	458	139,924
	Elektrizitaets-Gesellschaft Laufenberg AG	3,115	2,992,079
	ELMA Electronic AG	472	201,496
	Emmi AG	13,244	1,257,516
	EMS-Chemie Holding AG	26,147	1,974,364
	Energiedienst Holding AG	80,254	3,457,977
	Feintol International Holding AG	1,601	287,784
	Flughafen Zuerich AG	13,056	3,478,698
#	Forbo Holding AG	5,817	1,430,009
	Fuchs Petrolub AG	19,235	1,271,331
#	Galenica Holding AG	15,281	4,620,503
	George Fisher AG	10,991	2,464,461
	Gurit Holding AG	1,288	578,894
	Helvetia Holding AG	12,462	2,136,290
	Hexagon AB	81,720	529,070
	Implenia AG	48,118	1,373,733
	Industrieholding Cham AG	1,655	397,726
	Interroll-Holding SA	2,404	496,029
	Intershop Holding AG	3,345	838,178
	Jelmoli Holding AG (4382641)	1,477	2,603,020
#	Jelmoli Holding AG (4382652)	2,754	1,035,826
#	Kaba Holding AG	10,381	2,239,133
*	Kardex AG	17,464	500,461
	Komax Holding AG	8,744	567,078
#	Kudelski SA	103,843	1,095,143
	Kuoni Reisen Holding AG	13,201	3,867,768
	Lem Holdings SA	3,546	591,322
	Lonza Group AG	1,055	87,557
#	Luzerner Kantonalbank AG	18,055	3,824,786
	Medisize Holding AG	12,876	601,535
*	Metall Zug AG	151	259,772
	Metraux Services Holdings SA	1,853	160,118
	Mobilezone Holding AG	112,258	726,298
	Orell Fuessli Holding AG	4,930	788,414
*	Parco Industriale e Immobiliare SA	600	1,811
*	Petroplus Holdings AG	9,089	241,995
	Phoenix Mecano AG	2,953	889,458
	PSP Swiss Property AG	141,111	6,105,200
#	Rieters Holdings AG	15,236	2,640,059
	Romande Energie Holding SA	2,758	4,765,169
*	Schaffner Holding AG	1,830	268,803
	Schulthess Group AG	14,148	476,759
	Schweiter Technology AG	4,072	1,340,566
	Schweizerische National Versicherungs Gesellschaft	1,827	993,074
	SIA Abrasives Holding AG	2,312	861,351

24

	Siegfried Holding AG	8,312	646,280
	Sika AG	2,878	2,269,230
	Societa Elettrica Sopracenerina SA	2,340	515,781
	Societe Generale d’Affichage	5,703	690,880
	St. Galler Kantonalbank	8,951	3,125,641
	Sulzer AG	29,261	1,727,566
#	Swiss Prime Site AG	79,934	3,678,283
*	Swisslog Holding AG	775,803	388,867
*	Swissmetal Holding AG	13,504	145,814
	Swissquote Group Holding SA	40,025	1,172,811
	Tamedia AG	14,878	968,795
	Tecan Group AG	38,976	1,749,855
* #	Temenos Group AG	148,205	1,856,172
	Tornos SA	38,028	181,018
	Valiant Holding AG	57,514	9,909,695
	Valora Holding AG	11,656	1,689,966
	Vaudoise Assurances Holdings SA	3,140	448,550
*	Verwaltungs und Privat-Bank AG	562	77,962
	Villars Holding SA	150	70,686
#	Vontobel Holdings AG	94,743	2,120,776
*	VZ Holding AG	266	10,923
	Walliser Kantonalbank	1,416	570,657
	WMH Walter Meier Holding AG	4,738	325,084
	Ypsomed Holdings AG	2,419	173,719
	Zehnder Holding AG	764	594,816
	Zueblin Immobilien Holding AG	76,620	414,947
	Zuger Kantonalbank	613	1,794,688
TOTAL COMMON STOCKS			155,987,843

PREFERRED STOCKS — (0.1%)
	Fuchs Petrolub AG	19,235	663,447

TOTAL — SWITZERLAND			156,651,290

		Face Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (2.3%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $32,575,000 FNMA 5.00%, 05/01/23, valued at $30,970,983) to be repurchased at $30,514,390	$30,512	30,512,000

		Shares
SECURITIES LENDING COLLATERAL — (17.6%)
§ @	DFA Short Term Investment Fund LP	235,721,235	235,721,235

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $323,792 FNMA 5.000%, 03/01/38, valued at $299,605) to be repurchased at $293,736	$294	293,730

TOTAL SECURITIES LENDING COLLATERAL			236,014,965

TOTAL INVESTMENTS - (100.0%) (Cost $1,640,244,915)			$1,339,410,761

See accompanying Notes to Financial Statements.

25

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

AUSTRALIA — (46.7%)
COMMON STOCKS — (46.6%)
	ABB Grain, Ltd.	763,384	$4,171,028
#	ABC Learning Centres, Ltd.	535,970	192,336
*	Adacel Technologies, Ltd.	113,249	24,457
*	Adamus Resources, Ltd.	532,491	67,960
	ADCorp Australia, Ltd.	229,411	54,550
	Adelaide Brighton, Ltd.	1,663,662	2,530,723
# *	Aditya Birla Minerals, Ltd.	841,658	153,765
	Adtrans Group, Ltd.	32,808	54,753
	Aevum, Ltd.	427,119	386,902
*	Agenix, Ltd.	707,478	7,993
*	Ainsworth Game Technology, Ltd.	393,653	20,757
	AJ Lucas Group, Ltd.	223,548	609,813
# *	Alchemia, Ltd.	565,630	63,608
#	Alesco Corp., Ltd.	457,971	1,705,636
*	Alkane Resources, Ltd.	938,520	106,133
*	Allied Medical, Ltd.	11,746	—
*	Altium, Ltd.	162,100	72,730
*	Amadeus Energy, Ltd.	819,137	237,393
	Amalgamated Holdings, Ltd.	374,540	1,049,090
	Amcom Telecommunications, Ltd.	1,135,725	95,346
	Ammtec, Ltd.	12,835	24,462
*	Andean Resources, Ltd.	1,508,392	855,498
*	Anglo Australian Resources NL	1,799,335	21,197
	Ansell, Ltd.	707,058	5,948,225
	AP Eagers, Ltd.	36,158	183,769
#	APA Group	1,864,187	3,632,942
*	Apex Minerals NL	271,724	44,399
#	APN News & Media, Ltd.	1,143,587	1,857,220
# *	Aquila Resources, Ltd.	269,918	661,536
# *	Arana Therapeutics, Ltd.	898,406	462,887
	ARB Corporation, Ltd.	304,681	693,067
	Ariadne Australia, Ltd.	291,838	47,824
# *	Arrow Energy NL	2,386,137	3,979,725
	ASG Group, Ltd.	178,097	68,711
	Aspen Group	14,713	6,705
	Astron, Ltd.	81,870	90,725
*	Atlas Group Holding, Ltd.	469,001	118,436
# *	Atlas Iron, Ltd.	416,701	226,351
	Atlas South Sea Pearl, Ltd.	82,585	17,628
*	Aurora Oil and Gas, Ltd.	589,181	117,280
	Ausdrill, Ltd.	694,863	506,154
	Ausmelt, Ltd.	44,782	11,805

1

	Austal, Ltd.	664,923	781,333
*	Austar United Communications, Ltd.	4,173,099	2,502,765
	Austereo Group, Ltd.	1,408,798	1,317,567
*	Austpac Resources NL	2,595,102	123,642
#	Australian Agricultural Co., Ltd.	970,435	1,221,462
#	Australian Infrastructure Fund	2,080,653	2,254,652
# *	Australian Pharmaceutical Industries, Ltd.	5,455,541	2,023,375
#	Australian Wealth Management, Ltd.	2,039,661	1,080,831
*	Australian Worldwide Exploration, Ltd.	2,356,893	3,937,002
*	Auto Group, Ltd.	41,309	—
*	Autodom, Ltd.	173,083	3,553
# *	Autron Corporation, Ltd.	989,247	15,449
*	Avexa, Ltd.	167,778	12,958
*	Aviva Corp., Ltd.	26,838	3,703
	AVJennings, Ltd.	5,350,378	1,388,551
# *	Avoca Resources, Ltd.	345,813	334,362
#	AWB, Ltd.	1,641,462	2,870,752
#	Babcock & Brown Communities, Ltd.	3,567,489	503,268
#	Babcock & Brown Infrastructure Group	313,918	40,118
#	Babcock & Brown Wind Partners	2,604,553	1,458,164
*	Ballarat South Gold, Ltd.	1,996	11,970
#	Bank of Queensland, Ltd.	503,041	4,502,753
#	Beach Petroleum, Ltd.	4,877,374	3,168,055
	Becton Property Group	165,149	21,819
	Beyond International, Ltd.	61,256	22,796
# *	Biota Holdings, Ltd.	940,673	215,028
#	Blackmores, Ltd.	70,273	723,878
*	Blina Diamonds, Ltd.	15,073	203
	Boart Longyear Group	2,801,389	812,809
*	Boulder Steel, Ltd.	1,667,795	84,640
*	BQT Solutions, Ltd.	94,271	7,988
#	Bradken, Ltd.	530,575	1,749,840
*	Breakaway Resporces, Ltd.	755,280	37,480
#	Brickworks, Ltd.	110,449	778,664
*	Brockman Resources, Ltd.	276,703	113,723
	BSA, Ltd.	523,166	53,361
*	Buru Energy, Ltd.	624,558	74,709
#	Cabcharge Australia, Ltd.	518,843	2,386,955
*	Calliden Group, Ltd.	633,393	126,487
	Campbell Brothers, Ltd.	233,990	3,746,476
*	Cape Range Wireless, Ltd.	7,260	—
*	Capral Aluminium, Ltd.	743,515	54,974
*	Carbon Energy, Ltd.	232,348	44,790
#	Cardno, Ltd.	236,496	597,127
# *	Carnarvon Petroleum, Ltd.	2,906,082	545,712
*	Carnegie Corp., Ltd.	935,760	87,910
*	Carpentaria Exploration, Ltd.	102,749	2,910
#	Cash Converters International, Ltd.	1,086,054	174,715
*	CBH Resources, Ltd.	408,220	—
*	CDS Technologies, Ltd.	13,276	8,381
*	CEC Group, Ltd.	23,895	2,665
	Cedar Woods Properties, Ltd.	97,470	114,347

2

# *	Cellestis, Ltd.	387,333	521,053
*	Cellnet Group, Ltd.	921,474	171,114
*	Centamin Egypt, Ltd.	2,078,015	982,058
#	Centennial Coal Co., Ltd.	1,532,031	3,602,679
*	Ceramic Fuel Cells, Ltd.	1,152,980	103,637
#	Challenger Financial Services Group, Ltd.	1,348,487	1,486,877
	Chandler Macleod, Ltd.	88,156	10,649
*	Chemeq, Ltd.	166,742	9,197
# *	ChemGenex Pharmaceuticals, Ltd. (6273635)	576,457	176,181
*	ChemGenex Pharmaceuticals, Ltd. (B298LK5)	115,291	1,915
*	Circadian Technologies, Ltd.	64,591	29,284
*	Citadel Resource Group, Ltd.	1,519,372	156,740
*	Citigold Corp., Ltd.	3,315,377	440,220
#	Clarius Group, Ltd.	1,022,084	489,952
# *	Clinuvel Pharmaceuticals, Ltd.	1,128,482	187,089
	Clive Peeters, Ltd.	23,012	2,501
	Clough, Ltd.	2,486,585	635,554
*	Clover Corp., Ltd.	269,348	37,736
*	CMI, Ltd.	81,810	46,886
*	CO2 Group, Ltd.	844,559	163,417
*	Cockatoo Coal, Ltd.	83,491	16,869
	Codan, Ltd.	142,942	59,162
#	Coffey International, Ltd.	543,461	626,415
#	Collection House, Ltd.	1,776,852	518,555
# *	Commander Communications, Ltd.	929,503	50,651
*	ComTel Corp., Ltd.	120,514	1,734
#	ConnectEast Group	6,869,141	3,329,685
# *	Conquest Mining, Ltd.	1,039,761	111,378
	Consolidated Rutile, Ltd.	1,468,122	310,904
#	Corporate Express Australia, Ltd.	598,416	2,007,382
#	Count Financial, Ltd.	1,057,924	777,368
*	Coventry Group, Ltd.	136,019	119,705
	CP1, Ltd.	471,500	21,933
	CPI Group, Ltd.	68,585	9,387
#	Crane Group, Ltd.	319,804	1,922,284
*	Crescent Gold, Ltd.	1,124,856	61,671
*	Cue Energy Resources, Ltd.	452,354	41,743
# *	Customers, Ltd.	5,543,725	368,300
*	Cytopia, Ltd.	34,980	3,533
	Danks Holdings, Ltd.	10,425	36,009
	Data#3, Ltd.	5,572	17,810
#	David Jones, Ltd.	2,441,858	5,029,306
	Devine, Ltd.	866,936	367,037
*	Dioro Exploration NL	178,367	47,176
	DKN Financial Group, Ltd.	927	390
#	Dominion Mining, Ltd.	438,656	679,923
	Downer EDI, Ltd.	1,176,627	3,821,175
# *	Dragon Mining, Ltd.	1,665,100	27,886
*	Drillsearch Energy, Ltd.	4,394,338	88,861
	DUET Group	2,275,133	3,630,540
#	DWS Advanced Business Solutions, Ltd.	61,895	25,577
# *	Eastern Star Gas, Ltd.	2,840,990	767,199

3

*	Ellex Medical Lasers, Ltd.	278,000	33,644
#	Emeco Holdings, Ltd.	805,114	307,525
#	Energy Developments, Ltd.	630,322	1,049,360
# *	Energy World Corp., Ltd.	4,611,496	1,178,744
*	engin, Ltd.	1,214,591	14,100
*	Entellect Solutions, Ltd.	532,080	1,800
*	Entertainment Media & Telecoms Corp., Ltd.	2,900	558
#	Envestra, Ltd.	3,751,671	1,595,204
	Envirozel, Ltd.	611,875	54,695
*	ERG, Ltd.	2,528,940	11,777
*	Espreon, Ltd.	178,000	45,109
	Euroz, Ltd.	8,038	5,101
*	Extract Resources, Ltd.	10,600	7,145
*	Falcon Minerals, Ltd.	288,000	15,620
	Fantastic Holdings, Ltd.	355,613	468,991
	Felix Resources, Ltd.	131,010	1,042,564
*	Fig Tree Developments, Ltd.	20,365	690
*	First Australian Resources, Ltd.	2,542,976	35,721
	Fleetwood Corp., Ltd.	223,675	927,876
*	FlexiGroup, Ltd.	293,899	62,747
#	Flight Centre, Ltd.	192,954	1,806,165
*	Flinders Mines, Ltd.	3,074,654	120,827
	Forest Enterprises Australia, Ltd.	1,513,062	404,257
*	Forge Group, Ltd.	170,828	34,372
*	Funtastic, Ltd.	250,296	38,490
*	Fusion Resources, Ltd.	7,950	1,421
#	Futuris Corp., Ltd.	3,162,221	2,467,632
*	Gale Pacific, Ltd.	125,851	15,054
	Gazal Corp., Ltd.	104,542	98,999
*	Genetic Technologies, Ltd.	500,183	12,509
# *	Geodynamics, Ltd.	902,956	456,620
# *	Gindalbie Metals, Ltd.	1,817,381	503,357
# *	Giralia Resources NL	625,030	208,722
*	Glengarry Resources, Ltd.	768,955	16,219
*	Globe International, Ltd.	88,283	16,614
*	Golden Gate Petroleum, Ltd.	797,686	138,452
*	Goldsearch, Ltd.	423,975	5,800
	Goodman Fielder, Ltd.	1,734,935	1,925,362
	Gowing Bros., Ltd.	79,311	135,469
# *	Graincorp, Ltd. Series A	242,841	1,131,503
# *	Grange Resources, Ltd.	451,979	156,816
#	GRD, Ltd.	2,129,503	657,195
#	Great Southern, Ltd.	9,302,784	2,234,762
#	GUD Holdings, Ltd.	326,164	1,028,036
#	Gunns, Ltd.	2,004,920	1,594,673
#	GWA International, Ltd.	1,021,379	1,631,120
*	Haoma Mining NL	440,554	17,890
	Hastie Group, Ltd.	515,414	492,780
*	Havilah Resources NL	280,570	72,716
#	Healthscope, Ltd.	1,045,042	3,019,036
	HGL, Ltd.	108,137	98,450
# *	Highlands Pacific, Ltd.	2,651,500	101,532

4

#	Hills Industries, Ltd.	752,110	1,941,101
*	Horizon Oil, Ltd.	3,227,717	337,453
#	Housewares International, Ltd.	598,466	278,521
*	Hutchison Telecommunications (Australia), Ltd.	7,914,113	460,846
*	Hyro, Ltd.	248,448	2,964
*	IBA Health Group, Ltd.	2,066,205	895,440
*	ICSGlobal, Ltd.	249,107	24,048
	IDT Australia, Ltd.	82,205	104,386
#	iiNet, Ltd.	500,339	429,235
*	Iluka Resources, Ltd.	1,928,003	4,662,051
#	Imdex, Ltd.	812,684	254,634
*	Imugene, Ltd.	474,785	14,037
*	IMX Resources Mining NL	606,340	120,166
#	Independence Group NL	507,653	472,392
*	Indo Mines, Ltd.	108,199	21,741
# *	Indophil Resources NL	1,738,038	674,890
#	Industrea, Ltd.	2,956,173	398,182
#	Infomedia, Ltd.	1,458,074	355,327
# *	Innamincka Petroleum, Ltd.	799,831	130,895
	Integrated Research, Ltd.	261,513	45,446
*	Intellect Holdings, Ltd.	48,362	1,157
*	Intermoco, Ltd.	1,162,900	4,704
# *	Intrepid Mines, Ltd.	666,867	43,088
#	Invocare, Ltd.	521,022	1,698,874
#	IOOF Holdings, Ltd.	403,357	1,129,785
#	Iress Market Technology, Ltd.	457,135	1,406,844
*	Ixla, Ltd.	89,921	1,374
# *	Jabiru Metals, Ltd.	1,854,281	171,362
#	JB Hi-Fi, Ltd.	446,741	2,622,426
*	Jumbuck Entertainment, Ltd.	7,000	2,512
	K&S Corp., Ltd.	157,781	345,239
# *	Kagara, Ltd.	814,037	283,663
*	Karoon Gas Australia, Ltd.	525,850	754,305
*	Keycorp, Ltd.	45,687	6,092
# *	Kings Minerals NL	1,634,196	123,051
# *	Kingsgate Consolidated, Ltd.	388,020	672,002
	Kresta Holdings, Ltd.	507,262	60,982
*	Lafayette Mining, Ltd.	1,963,956	19,577
*	Lednium, Ltd.	195,019	10,368
	Lemarne Corp., Ltd.	30,790	73,635
*	Leyshon Resources, Ltd.	103,357	7,899
*	Life Therapeutics, Ltd.	393,649	23,625
# *	Linc Energy, Ltd.	597,116	1,169,280
*	Lodestar Minerals, Ltd.	96,976	1,979
	Lycopodium, Ltd.	45,700	85,944
# *	Lynas Corp., Ltd.	2,421,413	511,667
	MAC Services Group, Ltd.	80,743	85,950
#	MacArthur Coal, Ltd.	322,516	1,301,776
#	MacMahon Holdings, Ltd.	2,606,438	1,265,050
#	Macquarie Communications Infrastructure Group	1,615,966	1,737,908
#	Macquarie Media Group, Ltd.	786,064	657,108
*	Macquarie Telecom Group, Ltd.	35,019	18,734

5

*	Mantra Resources, Ltd.	10,296	4,503
*	Maryborough Sugar Factory, Ltd.	2,560	3,413
	MaxiTRANS Industries, Ltd.	851,039	229,652
# *	McGuigan Simeon Wines, Ltd.	3,062,324	1,228,449
	McMillan Shakespeare, Ltd	194,418	277,904
	McPherson’s, Ltd.	303,441	449,683
	Melbourne IT, Ltd.	381,905	546,127
*	Mercury Mobility, Ltd.	232,538	19,808
	Mermaid Marine Australia, Ltd.	666,588	481,301
*	Metabolic Pharmaceuticals, Ltd.	769,438	15,942
*	Metal Storm, Ltd.	650,892	14,319
*	Mikoh Corp., Ltd.	611,820	45,833
#	Mincor Resources NL	946,204	436,054
	Mineral Resources, Ltd.	378,664	626,949
# *	Mirabela Nickel, Ltd.	52,782	55,335
#	Mitchell Communications Group, Ltd.	1,143,213	298,981
# *	Molopo Australia, Ltd.	940,636	405,988
#	Monadelphous Group, Ltd.	367,505	1,967,933
*	Morning Star Gold NL	25,000	2,725
	Mortgage Choice, Ltd.	722,000	428,583
*	Mosaic Oil NL	2,209,067	110,160
*	Mount Gibson Iron, Ltd.	3,114,599	838,270
# *	Murchison United NL	850,000	25,707
	MYOB, Ltd.	1,508,002	1,126,321
	Namoi Cotton Cooperative, Ltd.	196,490	48,445
*	Natasa Mining, Ltd.	3,500	3,751
	National Can Industries, Ltd.	97,017	64,473
	Navitas, Ltd.	1,128,573	1,592,693
	New Hope Corp., Ltd.	2,882,889	6,666,028
# *	Nexus Energy, Ltd.	2,334,624	866,308
# *	Nido Petroleum, Ltd.	4,222,310	448,031
	Nomad Building Solutions, Ltd.	27,658	12,751
*	North Australian Diamonds, Ltd.	3,646,488	21,320
# *	Novogen, Ltd.	391,594	249,841
*	NuSep, Ltd.	17,442	586
*	Nylex, Ltd.	106,037	8,416
#	Oakton, Ltd.	378,695	455,849
*	Orbital Corp., Ltd.	1,013,772	28,787
#	OrotonGroup, Ltd.	79,968	161,883
*	Otto Energy, Ltd.	514,150	74,992
	Over Fifty Group, Ltd.	39,928	21,144
	Pacific Brands, Ltd.	2,641,295	1,771,881
*	Paladin Energy, Ltd.	1,398,252	2,142,210
# *	Pan Pacific Petroleum NL	2,798,114	393,506
# *	PanAust, Ltd.	7,103,292	1,027,694
#	Panoramic Resources, Ltd.	901,883	647,081
#	Paperlinx, Ltd.	3,074,208	2,862,987
*	Payce Consolidated, Ltd.	29,670	50,180
	Peet, Ltd.	974,503	1,236,066
#	Perpetual Trustees Australia, Ltd.	126,142	2,937,413
*	Perseus Mining, Ltd.	43,681	9,669
# *	Pharmaxis, Ltd.	693,919	694,508

6

*	Planet Gas, Ltd.	624,172	12,406
*	Plantcorp NL	4,329	—
	Platinum Asset Mangement, Ltd.	126,939	274,907
# *	Platinum Australia, Ltd.	866,470	335,651
#	PMP, Ltd.	1,925,364	1,237,860
*	Port Bouvard, Ltd.	270,578	31,633
*	Portman, Ltd.	382,760	5,457,083
# *	Poseidon Nickel, Ltd.	670,939	96,058
	PPK Group, Ltd.	99,965	37,361
*	Prana Biotechnology, Ltd.	195,424	47,084
#	Premier Investments, Ltd.	178,427	488,603
	Primary Health Care, Ltd.	970,723	2,971,817
#	Prime Media Group, Ltd.	412,374	502,677
#	Programmed Maintenance Service, Ltd.	425,591	874,303
*	Pure Energy Resources, Ltd.	120,800	112,045
#	Ramsay Health Care, Ltd.	373,766	2,524,745
	Raptis Group, Ltd.	12,000	3,190
#	RCR Tomlinson, Ltd.	1,284,801	726,745
*	Realestate.com.au, Ltd.	28,100	82,761
#	Reckon, Ltd.	141,500	87,132
#	Redflex Holdings, Ltd.	362,795	646,155
#	Reece Australia, Ltd.	239,537	2,782,776
*	Repcol, Ltd.	204,848	1,555
*	Resolute Mining, Ltd.	1,442,710	460,201
*	Resource Generation, Ltd.	336,451	18,070
#	Reverse Corp., Ltd.	236,664	202,509
#	Ridley Corp., Ltd.	1,280,468	661,715
# *	Riversdale Mining, Ltd.	773,004	1,578,281
	Rock Building Society, Ltd.	26,805	49,414
	Ross Human Directions, Ltd.	143,511	19,131
#	Ruralco Holdings, Ltd.	73,456	180,747
#	SAI Global, Ltd.	677,145	1,106,745
*	Salinas Energy, Ltd.	1,097,665	98,992
#	Salmat, Ltd.	764,648	1,582,040
# *	Samson Oil & Gas, Ltd.	846,781	21,449
	Schaffer Corp., Ltd.	33,766	122,008
*	SDI, Ltd.	311,256	48,423
	Sedgman, Ltd.	1,629	1,384
#	Seek, Ltd.	802,182	1,774,164
	Select Harvests, Ltd.	189,238	480,564
*	Senetas Corp., Ltd.	308,010	5,569
	Servcorp, Ltd.	300,722	595,864
#	Service Stream, Ltd.	916,627	534,807
	Seven Network, Ltd.	443,132	1,859,644
*	Shield Mining, Ltd.	72,292	4,168
#	Sigma Pharmaceuticals, Ltd.	3,396,704	2,849,702
# *	Silex System, Ltd.	578,159	1,506,140
# *	Sino Gold Mining, Ltd.	970,623	2,235,635
*	Sino Strategic International, Ltd.	130,864	63,020
*	Sipa Resources International NL	250,000	4,085
*	Sirtex Medical, Ltd.	216,786	305,881
#	Skilled Group, Ltd.	430,723	700,922

7

#	SMS Management & Technology, Ltd.	292,441	475,714
#	Spark Infrastructure Group	3,056,075	2,986,371
#	Specialty Fashion Group, Ltd.	807,082	165,473
* #	Sphere Investments, Ltd.	7,555	—
#	Spotless Group, Ltd.	962,192	1,614,858
*	ST Synergy, Ltd.	33,420	1,102
# *	St. Barbara, Ltd.	3,232,274	490,922
*	Starpharma Holdings, Ltd.	497,958	97,332
#	Straits Resources, Ltd.	878,069	765,441
*	Strategic Minerals Corp. NL	358,100	9,790
	Structural Systems, Ltd.	177,188	149,781
	Stuart Petroleum, Ltd.	201,731	87,530
# *	Sundance Resources, Ltd.	5,993,157	381,692
	Sunland Group, Ltd.	852,875	563,889
# *	Sunshine Gas, Ltd.	557,947	1,341,554
	Super Cheap Auto Group, Ltd.	719,047	1,049,738
# *	Swick Mining Services, Ltd.	45,087	17,106
*	Symex Holdings, Ltd.	355,611	110,047
	Talent2 International, Ltd.	474,826	285,267
# *	Tamaya Resources, Ltd.	5,021,812	46,721
*	Tandou, Ltd.	10,230	680
# *	Tap Oil, Ltd.	4,622,004	1,770,543
	Tassal Group, Ltd.	570,055	664,540
	Technology One, Ltd.	1,318,149	686,309
#	Ten Network Holdings, Ltd.	2,173,092	1,976,324
	TFS Corp., Ltd.	852,551	527,212
	Thakral Holdings Group	2,507,697	886,118
#	The Reject Shop, Ltd.	112,300	714,475
*	TNG, Ltd.	721,686	14,876
*	Tooth & Co., Ltd.	153,000	3,050
	Tower Australia Group, Ltd.	1,383,603	1,936,280
*	Tox Free Solutions, Ltd.	308,907	308,968
# *	Transfield Services Infrastructure Fund	578,363	411,418
#	Transfield Services, Ltd.	491,604	1,339,503
#	Transpacific Industries Group, Ltd.	363,760	866,107
	Troy Resources NL	298,451	202,178
	Trust Co., Ltd.	80,260	322,952
*	Unilife Medical Solutions, Ltd.	544,389	83,311
*	Union Resources, Ltd.	1,290,000	4,329
#	United Group, Ltd.	338,003	2,144,813
	UXC, Ltd.	879,848	456,393
*	View Resources, Ltd.	1,283,369	110,872
	Village Roadshow, Ltd.	596,487	547,001
	Washington H. Soul Pattinson & Co., Ltd.	18,651	107,901
	Watpac, Ltd.	503,131	522,665
#	Wattyl, Ltd.	433,037	194,215
#	WDS, Ltd.	252,116	266,926
	Webjet, Ltd.	373,212	248,063
	Webster, Ltd.	158,276	83,853
*	Wedgetail Mining, Ltd.	904,454	19,173
*	Wentworth Holdings, Ltd.	259,666	13,634
#	West Australian Newspapers Holdings, Ltd.	593,823	2,449,666

8

# *	Western Areas NL	679,582	1,836,583
*	White Energy Co., Ltd.	102,747	134,065
#	WHK Group, Ltd.	1,131,787	694,342
#	Wide Bay Australia, Ltd.	59,470	308,467
	Willmott Forests, Ltd.	51,672	29,535
# *	Windimurra Vanadium, Ltd.	537,429	288,840
#	Wotif.com Holdings, Ltd.	235,251	541,939
TOTAL COMMON STOCKS			269,806,715

PREFERRED STOCKS — (0.1%)
	Village Roadshow, Ltd. Series A	334,417	200,165

RIGHTS/WARRANTS — (0.0%)
*	Ballarat South Gold, Ltd. Warrants	6,458	—
*	Buru Energy, Ltd. Warrants 10/10/10	208,186	3,182
*	Chrome Corp., Ltd. Options 09/30/09	1,600	3
*	Havilah Resources NL Warrants 04/30/10	2,017	67
*	Resolute Mining, Ltd. Rights 11/17/08	491,344	3,265
*	Union Resources, Ltd. Rights 11/12/08	258,000	—
TOTAL RIGHTS/WARRANTS			6,517

TOTAL — AUSTRALIA			270,013,397

HONG KONG — (12.6%)
COMMON STOCKS — (12.6%)
	Aeon Credit Service (Asia) Co., Ltd.	740,000	327,567
	Aeon Stores Hong Kong Co., Ltd.	234,000	250,455
	Alco Holdings, Ltd.	1,468,000	143,328
	Allan International Holdings	592,000	49,578
	Allied Group, Ltd.	683,200	847,673
#	Allied Properties, Ltd.	10,530,000	1,341,392
*	Amax Entertainment Holdings, Ltd.	1,650,000	25,780
*	APT Satellite Holdings, Ltd.	850,000	68,602
	Arts Optical International Holdings	730,000	141,370
	Asia Commercial Holdings, Ltd.	131,040	7,269
	Asia Financial Holdings, Ltd.	2,546,908	734,036
#	Asia Satellite Telecommunications Holdings, Ltd.	962,000	1,072,909
	Asia Standard Hotel	135,050,188	422,096
	Asia Standard International Group, Ltd.	161,825,247	839,085
*	Asia TeleMedia, Ltd.	2,832,000	36,542
*	Asian Union New Media Group, Ltd.	33,420,000	180,073
*	Associated International Hotels	954,000	1,166,880
	Automated Systems Holdings, Ltd.	340,000	61,864
*	Bal Holdings, Ltd.	48	—
	Beijing Development Hong Kong, Ltd.	37,000	4,163
*	Bossini International Holdings, Ltd.	3,871,500	82,856
*	Brightoil Petroleum Holdings, Ltd.	1,424,000	128,798
# *	Burwill Holdings, Ltd.	7,148,960	132,912
#	C C Land Holdings, Ltd.	1,788,000	324,766
#	Cafe de Coral Holdings, Ltd.	1,330,000	2,089,725

9

*	Capital Estate, Ltd.	28,570,000	89,965
	Capital Strategic Investment, Ltd.	13,882,500	179,731
	CASH Financial Services Group, Ltd.	119,565	15,859
*	Casil Energine International (Holdings), Ltd.	1,988,000	51,933
# *	CATIC International Holdings, Ltd.	5,332,000	76,955
	Celestial Asia Securities Holdings, Ltd.	343,810	39,090
	Century City International Holdings, Ltd.	4,332,600	106,218
	Chevalier International Holdings, Ltd.	733,482	526,061
	Chevalier Pacific Holdings, Ltd.	355,250	41,832
*	China Best Group Holding, Ltd.	22,749,000	71,110
*	China Digicontent Co., Ltd.	2,710,000	3,497
*	China Electronics Corp. Holdings Co., Ltd.	890,250	34,144
*	China Grand Forestry Green Resources Group, Ltd.	1,622,876	55,769
	China Hong Kong Photo Products Holdings, Ltd.	1,909,000	88,994
*	China Infrastructure Investment, Ltd.	6,280,000	123,603
*	China Investments Holdings, Ltd.	210,000	3,665
	China Metal International Holdings, Ltd.	2,844,000	296,032
*	China Motion Telecom International, Ltd.	5,080,000	42,935
	China Motor Bus Co.	74,000	364,675
# *	China Oil & Gas Group, Ltd.	1,573,200	26,513
*	China Properties Investment Holdings, Ltd.	880,000	10,271
*	China Resources Logic, Ltd.	708,600	187,227
*	China Resources Microelectronics, Ltd.	12,754,800	111,343
*	China Sciences Conservational Power, Ltd.	210,400	1,846
# *	China Seven Star Shopping, Ltd.	12,410,000	53,827
*	China Star Investment Holdings, Ltd.	568,000	25,743
*	China Strategic Holdings, Ltd.	1,670,000	25,072
*	China Wireless Technologies, Ltd.	5,152,000	90,780
*	China Zenith Chemical Group, Ltd.	8,037,500	163,893
	China Zirconium, Ltd.	116,400	45,519
*	Chinese People Holdings Co., Ltd.	8,960,000	115,509
	Chinney Investments, Ltd.	1,144,000	71,376
#	Chong Hing Bank, Ltd.	1,070,000	1,344,426
	Chow Sang Sang Holdings	1,447,680	645,296
#	Chu Kong Shipping Development	1,584,000	142,629
	Chuang’s Consortium International, Ltd.	3,558,930	95,396
#	Chun Wo Development Holdings, Ltd.	2,002,926	64,980
	Chung Tai Printing Holdings, Ltd.	14,710,000	87,237
	City e-Solutions, Ltd.	186,000	12,911
	City Telecom, Ltd.	1,470,497	148,075
# *	Clear Media, Ltd.	1,135,000	205,229
*	Climax International Co., Ltd.	40,700	131
*	CNT Group, Ltd.	10,329,264	162,375
# *	Coastal Greenland, Ltd.	6,588,000	171,702
#	COL Capital, Ltd.	2,749,840	266,340
*	Compass Pacific Holdings, Ltd.	1,248,000	11,788
	Computer & Technologies Holdings, Ltd.	432,000	33,127
	Continental Holdings, Ltd.	98,825	8,633
	Convenience Retail Asia, Ltd.	64,000	17,750
#	Coslight Technology International Group, Ltd.	1,134,000	501,345
	Cosmos Machinery Enterprises, Ltd.	1,616,400	54,438
#	Cross-Harbour Holdings, Ltd.	591,520	445,746

10

	Dah Sing Banking Group, Ltd.	374,400	208,702
	Dah Sing Financial Holdings, Ltd.	84,000	203,776
	Daisho Microline Holdings, Ltd.	1,236,000	49,835
*	Dan Form Holdings Co., Ltd.	2,866,600	111,661
#	Daphne International Holdings, Ltd.	4,442,000	893,890
	Dawnrays Pharmaceutical (Holdings), Ltd.	1,832,000	157,676
*	Dragon Hill Wuling Automobile	112,500	10,402
*	Dynamic Global Holdings, Ltd.	3,522,000	38,033
	Dynamic Holdings, Ltd.	384,000	41,966
	Eagle Nice (International) Holdings, Ltd.	238,000	19,174
	EcoGreen Fine Chemical Group	1,112,000	120,538
*	Eforce Holdings, Ltd.	3,480,000	39,515
# *	EganaGoldpfeil Holdings, Ltd.	4,121,757	351,012
*	E-Kong Group, Ltd.	620,000	22,446
	Emperor Capital Group, Ltd.	749,672	14,466
	Emperor Entertainment Hotel, Ltd.	2,410,000	98,439
	Emperor International Holdings, Ltd.	4,076,360	341,687
*	Enerchina Holdings, Ltd.	3,068,800	36,854
*	ENM Holdings, Ltd.	27,408,000	396,191
*	Extrawell Pharmaceutical Holdings, Ltd.	2,490,000	632,938
*	Ezcom Holdings, Ltd.	72,576	449
#	Fairwood Holdings, Ltd.	316,600	238,552
#	Far East Consortium	4,305,517	475,045
*	Far East Pharmaceutical Technology Co., Ltd.	321,600	13,071
	Far East Technology International, Ltd.	179,520	6,718
	First Natural Foods Holdings, Ltd.	2,365,000	138,497
	Four Seas Food Investment Holdings, Ltd.	202,184	21,017
	Four Seas Mercantile Holdings, Ltd.	592,000	221,521
*	Frasers Property China, Ltd.	16,477,000	175,041
#	Fubon Bank Hong Kong, Ltd.	2,290,000	466,155
*	Fujian Holdings, Ltd.	117,800	2,932
	Fujikon Industrial Holdings, Ltd.	912,000	109,651
*	Fushan International Energy Group, Ltd.	1,554,000	289,877
*	Galaxy Entertainment Group, Ltd.	1,250,000	92,306
#	Get Nice Holdings, Ltd.	21,508,000	536,097
#	Giordano International, Ltd.	4,232,000	758,870
*	Global Tech (Holdings), Ltd.	5,612,000	12,564
	Glorious Sun Enterprises, Ltd.	2,700,000	601,884
	Gold Peak Industries (Holdings), Ltd.	3,080,250	199,290
	Golden Resources Development International, Ltd.	2,848,500	79,726
	Goldlion Holdings, Ltd.	2,343,000	259,765
	Golik Holdings, Ltd.	930,500	22,967
*	GR Vietnam Holdings, Ltd.	620,000	3,139
#	Grande Holdings, Ltd.	882,000	108,240
*	Group Sense (International), Ltd.	2,448,000	37,955
	Guangnan Holdings, Ltd.	1,779,600	137,656
	Hang Fung Gold Technology, Ltd.	1,972,482	165,433
*	Hans Energy Co., Ltd.	7,556,000	191,068
	Harbour Centre Development, Ltd.	593,000	454,636
# *	Heng Tai Consumables Group, Ltd.	3,173,000	160,014
	High Fashion International, Ltd.	268,000	57,980
	HKR International, Ltd.	3,637,536	892,606

11

*	Hong Fok Land, Ltd.	1,210,000	1,561
	Hong Kong Catering Management, Ltd.	542,796	33,891
#	Hong Kong Ferry (Holdings) Co., Ltd.	809,300	434,292
	Hongkong Chinese, Ltd.	4,482,000	336,588
	Hop Fung Group Holdings, Ltd.	888,000	51,541
*	Hop Hing Group Holdings, Ltd.	660,265	40,145
	Hsin Chong Construction Group, Ltd.	1,569,658	105,646
	Hua Han Bio-Pharmaceutical Holdings, Ltd.	1,888,000	183,407
	Huafeng Group Holdings, Ltd.	13,541,325	206,970
	Hutchison Harbour Ring, Ltd.	16,156,000	1,030,570
*	HyComm Wireless, Ltd.	941,800	3,210
#	I.T., Ltd.	2,734,000	126,562
*	IDT International, Ltd.	6,240,183	91,819
#	Integrated Distribution Services Group, Ltd.	759,000	645,521
	IPE Group, Ltd.	1,740,000	75,160
	ITC Corp., Ltd.	3,574,585	27,097
*	ITC Properties Group, Ltd.	97,143,680	501,383
	Jiuzhou Development Co., Ltd.	2,632,000	102,765
	Joyce Boutique Holdings, Ltd.	1,530,000	21,261
*	Junefield Department Store Group, Ltd.	256,000	3,357
#	K Wah International Holdings, Ltd.	5,677,405	692,503
*	Kai Yuan Holdings, Ltd.	3,640,000	49,619
	Kantone Holdings, Ltd.	8,206,742	171,236
*	Karl Thomson Holdings, Ltd.	1,238,000	56,976
	Karrie International Holdings, Ltd.	1,433,600	55,491
	Keck Seng Investments	924,600	220,498
	Kee Shing Holdings	886,000	56,786
	Kin Yat Holdings, Ltd.	586,000	61,969
	King Fook Holdings	1,000,000	43,598
*	King Pacific International Holdings, Ltd.	1,404,200	22,105
	Kingdee International Software Group Co., Ltd.	36,000	5,405
	Kingmaker Footwear Holdings, Ltd.	1,476,955	136,404
*	Kong Sun Holdings, Ltd.	2,198,000	7,090
*	KPI Co., Ltd.	396,000	11,723
*	KTP Holdings, Ltd.	560,400	34,907
	Kwoon Chung Bus Holdings, Ltd.	556,000	58,971
	Lai Fung Holdings, Ltd.	18,003,000	133,247
*	Lai Sun Development Co., Ltd.	119,492,800	538,547
	Lam Soon Hong Kong, Ltd.	302,310	118,130
	Le Saunda Holdings, Ltd.	1,424,000	94,341
*	Leading Spirit High-Tech Holdings Co., Ltd.	2,310,000	2,981
	Lee & Man Holdings, Ltd.	1,780,000	139,767
	Lerado Group Holding Co.	1,602,000	87,616
	Lippo, Ltd.	1,433,700	488,214
#	Liu Chong Hing Investment, Ltd.	829,200	318,091
	Luen Thai Holdings, Ltd.	1,345,000	80,193
	Luk Fook Holdings (International), Ltd.	1,192,000	280,944
#	Luks Industrial Group, Ltd.	302,913	69,565
*	Lung Cheong International Holdings, Ltd.	2,426,000	21,605
#	Lung Kee (Bermuda) Holdings, Ltd.	1,597,875	512,684
# *	Macau Success, Ltd.	5,560,000	218,211
	MACRO-LINK International Holdings, Ltd.	1,036,250	45,448

12

	Magnificent Estates, Ltd.	12,744,000	136,128
	Mainland Headwear Holdings, Ltd.	765,600	83,026
	Man Yue International Holdings, Ltd.	1,084,000	80,514
	Matrix Holdings, Ltd.	1,067,414	50,053
*	Matsunichi Communications Holdings, Ltd.	1,876,000	878,864
*	Mei Ah Entertainment Group, Ltd.	1,732,000	43,969
	Melbourne Enterprises	45,500	256,752
*	Midas International Holdings, Ltd.	4,776,000	51,469
#	Midland Holdings, Ltd.	2,458,000	1,023,062
#	Min Xin Holdings	1,137,200	188,399
# *	Ming An Holdings Co., Ltd.	500,000	34,110
# *	Minmetals Holdings, Ltd.	1,780,000	88,161
	Miramar Hotel & Investment	772,000	479,101
	Nam Tai Electronic & Electrical Products, Ltd.	1,920,000	137,239
# *	Nan Hai Corp., Ltd.	129,572,743	663,803
	Nanyang Holdings	137,500	149,353
	National Electronics Holdings	2,156,000	85,156
	Natural Beauty Bio-Technology, Ltd.	4,980,000	681,476
*	New Century Group Hong Kong, Ltd.	13,351,464	163,662
	New Island Printing Holdings	176,000	6,245
	New World China Land, Ltd.	1,673,200	286,544
*	New World Mobile Holdings, Ltd.	22,140	7,682
#	Next Media, Ltd.	6,106,000	1,039,331
	Norstar Founders Group, Ltd.	3,256,000	391,808
*	Orient Power Holdings, Ltd.	804,000	19,503
#	Oriental Press Group	6,124,000	544,174
	Oriental Watch Holdings	610,000	74,814
*	Pacific Century Premium Developments, Ltd.	6,333,000	1,466,820
	Paliburg Holdings, Ltd.	2,348,830	166,690
*	Paradise Entertainment, Ltd.	3,969,000	10,871
	Paul Y Engineering Group, Ltd.	73,488	4,390
#	Peace Mark Holdings, Ltd.	2,738,022	529,936
	Pegasus International Holdings, Ltd.	226,000	39,820
	Pico Far East Holdings, Ltd.	3,864,000	248,350
*	Playmates Toys, Ltd.	504,700	2,674
*	PME Group, Ltd.	950,000	9,416
	Pokfulam Development Co., Ltd.	234,000	111,521
*	Pokphand (C.P.) Co., Ltd.	5,970,000	116,462
*	Polyard Petroleum International	1,170,000	4,189
#	Ports Design, Ltd.	692,500	805,090
*	Premium Land, Ltd.	990,000	51,096
	Proview International Holdings, Ltd.	11,635,322	205,772
#	Public Financial Holdings, Ltd.	2,412,000	875,936
*	Pyxis Group, Ltd.	1,936,000	53,708
	Qin Jia Yuan Media Services Co., Ltd.	1,022,392	208,436
*	QPL International Holdings, Ltd.	2,009,000	54,437
	Quality Healthcare Asia, Ltd.	478,995	143,017
	Raymond Industrial, Ltd.	1,547,400	100,909
#	Regal Hotels International Holdings, Ltd.	2,891,800	537,312
	Rivera Holdings, Ltd.	5,710,000	118,875
#	Road King Infrastructure, Ltd.	1,718,000	499,581
	Roadshow Holdings, Ltd.	1,456,000	85,542

13

	S.A.S. Dragon Holdings, Ltd.	1,456,000	84,467
	Sa Sa International Holdings, Ltd.	2,768,000	422,758
	Safety Godown Co., Ltd.	408,000	180,870
	Samson Paper Holdings, Ltd.	666,000	34,696
*	San Miguel Brewery	612,800	83,201
*	Sanyuan Group, Ltd.	415,000	8,032
	Sea Holdings, Ltd.	1,138,000	473,152
*	SEEC Media Group, Ltd.	2,550,000	84,295
*	Shanghai Zenghai Property, Ltd.	14,702,000	177,874
	Shaw Brothers Hong Kong, Ltd.	741,000	804,640
#	Shell Electric Manufacturing Co., Ltd.	1,254,172	291,290
#	Shenyin Wanguo, Ltd.	1,212,500	384,531
	Shougang Concord Century Holdings, Ltd.	3,916,000	135,939
*	Shougang Concord Grand Group, Ltd.	2,451,000	76,477
*	Shougang Concord Technology Holdings, Ltd.	2,639,809	94,910
#	Shui On Construction & Materials, Ltd.	720,000	480,229
*	Shun Ho Resources Holdings, Ltd.	483,000	53,896
*	Shun Ho Technology Holdings, Ltd.	1,037,452	54,478
	Shun Tak Holdings, Ltd.	1,512,000	301,360
#	Silver Grant International	5,033,000	337,971
*	Sincere Co., Ltd.	505,500	10,597
	Sing Tao News Corp., Ltd.	1,842,000	83,376
	Sino Biopharmaceutical, Ltd.	5,880,000	611,109
*	Sinocan Holdings, Ltd.	350,000	1,761
*	Sino-i Technology, Ltd.	51,703,158	293,426
*	Skyfame Realty Holdings, Ltd.	2,737,750	118,343
#	Smartone Telecommunications Holdings, Ltd.	1,285,500	1,005,375
*	SMI Publishing Group, Ltd.	250,511	485
*	Solartech International Holdings, Ltd.	3,090,000	16,885
	South China (China), Ltd.	5,620,000	213,194
	South China Financial Holdings, Ltd.	4,872,000	20,986
	Southeast Asia Properties & Finance, Ltd.	263,538	64,609
	Starlight International Holdings	1,903,792	37,195
	Styland Holdings, Ltd.	101,808	289
	Sun Hing Vision Group Holdings, Ltd.	358,000	78,879
	Sun Hung Kai & Co., Ltd.	320,000	136,056
	Sunway International Holdings, Ltd.	866,000	13,898
	SW Kingsway Capitol Holdings, Ltd.	4,650,000	48,763
	Synergis Holdings, Ltd.	350,033	68,651
# *	Tack Fat Group	4,448,000	229,573
	Tai Cheung Holdings	1,799,000	509,282
	Tai Fook Securities Group, Ltd.	1,924,494	238,248
	Tai Sang Land Development, Ltd.	576,984	163,011
# *	Tak Shun Technology Group, Ltd.	24,016,000	72,816
	Tak Sing Alliance Holdings	2,909,865	146,616
	Tan Chong International, Ltd.	1,212,000	195,483
*	TCC International Holdings, Ltd.	1,691,789	209,284
*	Technology Venture Holdings, Ltd.	586,000	4,547
#	Techtronic Industries Co., Ltd.	4,175,500	1,581,536
*	Termbray Industries International	2,304,900	271,906
	Tern Properties	61,200	26,059
	Texhong Textile Group, Ltd.	1,930,000	91,830

14

	Texwinca Holdings, Ltd.	2,438,000	1,139,389
*	The Sun’s Group, Ltd.	25,506	2,745
#	Tian An China Investments	3,975,430	1,095,776
	Tian Teck Land	1,076,000	559,795
*	Tomorrow International Holdings, Ltd.	1,296,420	14,819
	Tongda Group Holdings, Ltd.	8,210,000	65,935
#	Top Form International, Ltd.	2,760,000	76,311
*	Topsearch International (Holdings), Ltd.	3,860,000	100,070
	Tristate Holdings, Ltd.	188,000	24,864
	Truly International Holdings	1,074,000	467,074
	Tungtex (Holdings) Co., Ltd.	910,000	131,249
	Tysan Holdings, Ltd.	1,040,773	47,569
*	United Power Investment, Ltd.	5,696,000	80,023
*	U-Right International Holdings, Ltd.	4,746,000	8,573
	USI Holdings, Ltd.	1,452,999	171,223
	Van Shung Chong Holdings, Ltd.	2,245,335	55,345
#	Varitronix International, Ltd.	1,093,293	232,964
	Vedan International (Holdings), Ltd.	3,144,000	94,372
	Veeko International Holdings, Ltd.	1,532,981	16,932
#	Victory City International Holdings	1,839,457	235,211
*	Vital Biotech Holdings, Ltd.	470,000	12,803
#	Vitasoy International Holdings, Ltd.	2,747,000	998,510
*	Vongroup, Ltd.	10,865,000	131,353
	Vtech Holdings, Ltd.	262,000	975,873
	Wah Ha Realty Co., Ltd.	278,600	62,909
	Wai Kee Holdings, Ltd.	8,218,738	522,433
	Wang On Group, Ltd.	38,896,460	123,508
*	Warderly International Holdings, Ltd.	520,000	32,206
*	Welling Holdings, Ltd.	12,708,000	186,950
*	Winfoong International, Ltd.	1,210,000	13,304
	Wing On Co. International, Ltd.	785,000	816,738
	Wing Shan International	896,000	33,701
	Wong’s International (Holdings), Ltd.	737,641	36,839
	Wong’s Kong King International (Holdings), Ltd.	120,000	10,965
#	Xinyi Glass Holding Co., Ltd.	622,000	178,748
*	Xpress Group, Ltd.	3,464,000	25,790
	Y. T. Realty Group, Ltd.	965,000	171,119
	Yangtzekiang Garment, Ltd.	607,500	93,324
	Yau Lee Holdings, Ltd.	534,000	36,708
	YGM Trading	284,000	123,032
	Yip’s Chemical Holdings, Ltd.	1,176,000	294,591
*	Yueshou Environmental Holdings, Ltd.	510,800	6,084
	Yugang International, Ltd.	123,976,000	545,243
*	Yunnan Enterprises Holdings, Ltd.	240,000	15,919
TOTAL COMMON STOCKS			72,911,065

RIGHTS/WARRANTS — (0.0%)
*	Allied Properties, Ltd. Warrants 06/06/09	204,120	—
*	Asia Standard Hotel Rights 08/27/10	5,122,000	—
*	Asia Standard International Group, Ltd. Warrants 09/07/09	4,881,864	—
*	Cheuk Nang (Holdings), Ltd. Warrants 02/11/09	48,828	2,520

15

*	COL Capital, Ltd. Warrants 07/27/09	110,648	186
*	Hanny Holdings, Ltd. Rights 11/14/08	29,760,000	7,680
*	Hop Hing Group Holdings, Ltd. Warrants 04/30/09	132,053	2,522
*	ITC Corp., Ltd. Warrants 11/04/09	1,154,917	—
*	ITC Properties Group, Ltd. Warrants 02/04/10	4,368,736	5,637
*	Lippo, Ltd. Warrants 07/04/11	122,470	12,247
*	Man Yue International Holdings, Ltd. Warrants 06/05/09	108,400	140
*	Matsunichi Communications Holdings, Ltd. Warrants 08/28/10	191,400	—
*	PYI Corp., Ltd. Warrants 09/25/09	747,078	1,928
*	Samson Paper Holdings, Ltd. Rights 11/12/08	222,000	—
*	South China (China), Ltd. Rights 09/06/10	1,124,000	14,503
*	Topsearch International (Holdings), Ltd. Rights 10/31/08	23,400	30
TOTAL RIGHTS/WARRANTS			47,393

TOTAL — HONG KONG			72,958,458

MALAYSIA — (0.0%)
COMMON STOCKS — (0.0%)
*	Autoways Holdings Berhad	10,000	3,633
*	Rekapacific Berhad	473,000	—

TOTAL — MALAYSIA			3,633

NEW ZEALAND — (5.6%)
COMMON STOCKS — (5.6%)
	Abano Healthcare Group, Ltd.	31,300	80,423
*	AFFCO Holdings, Ltd.	1,806,887	490,342
	Air New Zealand, Ltd.	1,010,657	540,354
	Cavalier Corp., Ltd.	283,674	396,358
	CDL Investments New Zealand, Ltd.	395,965	61,762
	Colonial Motor Co., Ltd.	126,795	209,476
	Ebos Group, Ltd.	158,421	395,795
#	Fisher & Paykel Appliances Holdings, Ltd.	1,484,782	1,171,768
#	Fisher & Paykel Healthcare Corp.	2,502,844	4,362,699
#	Freightways, Ltd.	630,032	1,086,017
#	Hallenstein Glassons Holdings, Ltd.	241,638	339,031
	Hellaby Holdings, Ltd.	232,243	238,628
	Horizon Energy Distribution, Ltd.	40,420	77,252
	Infratil, Ltd.	1,740,707	1,953,504
#	Mainfreight, Ltd.	462,988	1,410,612
	Methven, Ltd.	10,000	8,626
	Michael Hill International, Ltd.	1,534,152	610,249
	Millennium & Copthorne Hotels New Zealand, Ltd.	1,387,344	422,364
	New Zealand Exchange, Ltd.	57,282	201,962
	New Zealand Oil & Gas, Ltd.	1,238,439	926,129
	New Zealand Refining Co., Ltd.	488,880	1,722,108
	Northland Port Corp. (New Zealand), Ltd.	219,997	359,530
	Nuplex Industries, Ltd.	452,063	1,389,067
	Port of Tauranga, Ltd.	566,944	2,183,706
*	ProvencoCadmus, Ltd.	524,201	42,480
#	Pumpkin Patch, Ltd.	606,913	360,299
	Pyne Gould Guinness, Ltd.	1,020,032	1,012,225

16

	Restaurant Brand New Zealand, Ltd.	369,175	130,647
*	Richina Pacific, Ltd.	309,644	36,431
*	Rubicon, Ltd.	974,601	464,014
#	Ryman Healthcare, Ltd.	2,353,608	2,136,229
	Sanford, Ltd.	409,164	1,328,339
	Scott Technology, Ltd.	60,843	42,902
*	Seafresh Fisheries, Ltd.	80,520	1,313
	Skellerup Holdings, Ltd.	170,441	81,939
#	Sky City Entertainment Group, Ltd.	1,929,556	3,724,524
	South Port New Zealand, Ltd.	30,744	32,767
#	Steel & Tube Holdings, Ltd.	404,138	704,084
	Taylors Group, Ltd.	29,646	21,043
*	Tenon, Ltd.	19,132	6,688
#	Tourism Holdings, Ltd.	402,452	216,497
	Tower, Ltd.	530,655	472,904
	Trustpower, Ltd.	3,300	14,281
	Vector, Ltd.	292,383	352,197
	Warehouse Group, Ltd.	349,823	816,047

TOTAL — NEW ZEALAND			32,635,612

SINGAPORE — (8.8%)
COMMON STOCKS — (8.8%)
*	Addvalue Technologies, Ltd.	1,043,000	56,264
	Advanced Holdings, Ltd.	691,000	47,815
	Apollo Enterprises, Ltd.	302,000	133,201
	Aqua-Terra Supply Co., Ltd.	641,000	42,285
#	Armstrong Industrial Corp., Ltd.	1,460,000	114,611
*	ASA Group Holdings, Ltd.	336,000	7,996
#	Asia Environment Holdings, Ltd.	528,793	31,388
*	Asia-Pacific Strategic Investments, Ltd.	1,410	239
	ASL Marine Holdings, Ltd.	497,000	136,893
	A-Sonic Aerospace, Ltd.	626,996	15,465
	Aussino Group, Ltd.	967,000	91,288
*	Ban Joo - Company, Ltd.	928,000	19,604
	Best World International, Ltd.	307,500	45,114
#	Beyonics Technology, Ltd.	9,328,300	642,858
	Bonvests Holdings, Ltd.	990,000	313,032
	BRC Asia, Ltd.	794,000	51,894
	Broadway Industrial Group, Ltd.	461,000	158,136
	Brothers (Holdings), Ltd.	504,628	39,826
#	Bukit Sembawang Estates, Ltd.	341,003	924,450
	CEI Contract Manufacturing, Ltd.	432,000	28,263
	Cerebos Pacific, Ltd.	528,000	900,503
#	CH Offshore, Ltd.	1,568,200	235,279
	Chemical Industries (Far East), Ltd.	105,910	32,851
	China Dairy Group, Ltd.	1,502,000	79,150
	China Merchants Holdings Pacific, Ltd.	809,000	227,133
	Chip Eng Seng Corp., Ltd.	1,775,000	173,118
	Chosen Holdings, Ltd.	1,284,000	105,431
	Chuan Hup Holdings, Ltd.	4,385,000	671,159
*	Chuan Soon Huat Industrial Group, Ltd.	614,000	2,070

17

*	Compact Metal Industries, Ltd.	643,000	5,455
#	Creative Technology Co., Ltd.	257,350	528,191
	CSC Holdings, Ltd.	1,829,000	102,549
#	CSE Global, Ltd.	1,854,000	833,785
	CWT, Ltd.	1,384,500	334,612
#	Delong Holdings, Ltd.	1,287,000	773,801
*	Digiland International, Ltd.	11,763,000	39,687
*	Eagle Brand Holdings, Ltd.	14,387,000	193,836
*	Eastern Asia Technology, Ltd.	1,205,000	20,145
*	Ellipsiz, Ltd.	123,000	3,008
	Eng Wah Organization, Ltd.	265,000	128,149
	Engro Corp., Ltd.	354,000	135,533
*	Enviro-Hub Holdings, Ltd.	1,445,666	118,522
	Eu Yan Sang International, Ltd.	182,000	39,998
*	Eucon Holdings, Ltd.	3,096,000	54,279
#	F.J. Benjamin Holdings, Ltd.	1,095,000	123,710
#	Federal International (2000), Ltd.	657,000	61,843
*	Firstlink Investments Corp., Ltd.	1,951,000	31,893
*	Fischer Tech, Ltd.	244,000	10,695
	Food Empire Holdings, Ltd.	1,094,400	235,368
#	Freight Links Express Holdings, Ltd.	3,893,000	108,743
*	Fu Yu Corp., Ltd.	3,993,750	193,537
	GK Goh Holdings, Ltd.	1,463,000	543,040
#	Goodpack, Ltd.	1,559,000	1,303,038
	GP Batteries International, Ltd.	395,000	137,845
	GP Industries, Ltd.	3,054,209	434,284
	Grand Banks Yachts, Ltd.	250,000	134,955
#	Guocoland, Ltd.	495,500	367,973
	Hersing Corp., Ltd.	1,285,000	174,278
#	Hi-P International, Ltd.	1,973,000	459,623
	Ho Bee Investment, Ltd.	541,000	129,145
#	Hong Fok Corp., Ltd.	7,081,700	1,015,563
#	Hong Leong Asia, Ltd.	868,000	351,706
	Hotel Grand Central, Ltd.	1,060,514	346,377
	Hotel Plaza, Ltd.	1,687,500	1,507,246
#	Hotel Properties, Ltd.	1,679,600	1,104,930
	Hour Glass, Ltd.	622,744	196,112
# *	HTL International Holdings, Ltd.	1,691,843	115,268
#	Huan Hsin Holdings, Ltd.	1,138,400	207,253
	HupSteel, Ltd.	1,687,875	181,550
	Hwa Hong Corp., Ltd.	2,436,000	569,796
#	Hyflux, Ltd.	1,045,000	1,121,302
	IDT Holdings, Ltd.	693,000	90,966
	IFS Capital, Ltd.	348,000	94,009
*	Informatics Education, Ltd.	1,339,000	18,695
#	InnoTek, Ltd.	931,000	177,233
*	Innovalues, Ltd.	630,000	44,515
	Intraco, Ltd.	608,500	103,567
	IPC Corp., Ltd.	1,512,000	57,948
	Isetan (Singapore), Ltd.	122,500	224,527
	Jadason Enterprises, Ltd.	1,108,000	34,771
*	Jasper Investments, Ltd.	90,680	11,051

18

#	Jaya Holdings, Ltd.	2,265,000	845,616
*	JK Yaming International Holdings, Ltd.	907,000	229,349
#	Jurong Technologies Industrial Corp., Ltd.	2,227,680	131,761
	K1 Ventures, Ltd.	5,227,500	705,723
	Keppel Land, Ltd.	438,000	563,051
#	Keppel Telecommunications and Transportation, Ltd.	1,897,800	1,152,514
	Khong Guan Flour Milling, Ltd.	38,000	21,549
	Kian Ann Engineering, Ltd.	1,302,000	110,380
	Kian Ho Bearings, Ltd.	781,500	65,872
#	Kim Eng Holdings, Ltd.	1,158,620	753,854
	Koh Brothers Group, Ltd.	1,494,000	98,295
*	L & M Group Investments, Ltd.	7,107,100	23,962
#	Lafe Corp., Ltd.	1,234,800	31,679
*	LanTroVision (S), Ltd.	5,028,750	69,279
	LC Development, Ltd.	2,041,254	119,894
	Lee Kim Tah Holdings, Ltd.	1,600,000	349,274
	Lion Asiapac, Ltd.	473,000	35,435
	Low Keng Huat Singapore, Ltd.	2,232,000	194,757
	Lum Chang Holdings, Ltd.	1,134,030	115,915
# *	Manhattan Resources, Ltd.	668,000	165,454
	Manufacturing Integration Technology, Ltd.	588,000	30,493
*	MDR, Ltd.	2,040,000	13,862
# *	Mediaring.Com, Ltd.	4,262,500	160,735
	Memtech International, Ltd.	1,322,000	75,951
	Metro Holdings, Ltd.	1,994,960	536,276
*	Mirach Energy, Ltd.	460,000	11,198
#	Miyoshi Precision, Ltd.	553,500	24,729
#	MobileOne, Ltd.	1,983,000	1,765,358
	Multi-Chem, Ltd.	1,263,000	59,616
#	Nera Telecommunications, Ltd.	1,272,000	173,023
	New Toyo International Holdings, Ltd.	1,043,000	110,223
	NSL, Ltd.	414,000	256,738
	Orchard Parade Holdings, Ltd.	956,022	375,815
	Ossia International, Ltd.	750,554	69,502
	Pan-United Corp., Ltd.	2,060,000	470,885
#	Parkway Holdings, Ltd.	1,151,133	1,234,213
	PCI, Ltd.	734,000	96,353
	Penguin International, Ltd.	320,000	15,207
	Pertama Holdings, Ltd.	459,750	70,528
#	Petra Foods, Ltd.	881,000	306,270
	Popular Holdings, Ltd.	1,813,000	148,768
	PSC Corp., Ltd.	1,973,419	211,723
	QAF, Ltd.	881,000	114,486
*	Qian Hu Corp., Ltd.	674,600	41,676
#	Raffles Education Corp., Ltd.	3,990,000	1,540,846
	Rotary Engineering, Ltd.	1,703,600	288,542
	San Teh, Ltd.	838,406	157,161
#	SBS Transit, Ltd.	962,500	1,056,869
	Seksun Corp., Ltd.	280,000	7,683
#	Sim Lian Group, Ltd.	1,380,000	244,828
	Sing Holdings, Ltd.	36,666	4,667
	Sing Investments & Finance, Ltd.	198,450	123,069

19

#	Singapore Food Industries, Ltd.	1,671,000	1,002,774
	Singapore Land, Ltd.	154,000	349,827
#	Singapore Post, Ltd.	6,289,900	3,016,431
	Singapore Reinsurance Corp., Ltd	1,864,530	218,789
	Singapore Shipping Corp., Ltd.	1,765,000	229,577
	Singapura Finance, Ltd.	174,062	139,886
	Sinwa, Ltd.	259,000	13,354
	SMB United, Ltd.	2,010,000	151,766
	SMRT Corp., Ltd.	446,000	469,782
#	SP Chemicals, Ltd.	1,219,500	565,106
*	SP Corp., Ltd.	454,000	6,888
	SSH Corp., Ltd.	1,307,000	94,766
#	Stamford Land Corp., Ltd.	2,946,000	517,482
	Straco Corp., Ltd.	130,000	5,698
*	Straits Asia Resources, Ltd.	342,000	227,851
	Sunningdale Tech, Ltd.	12,125,000	554,557
	Sunright, Ltd.	378,000	33,136
	Superbowl Holdings, Ltd.	980,000	66,497
	Superior Multi-Packaging, Ltd.	490,500	24,806
#	Tat Hong Holdings, Ltd.	1,169,000	345,026
*	Thakral Corp., Ltd.	6,028,000	102,936
#	Tiong Woon Corp. Holding, Ltd.	1,359,000	168,559
	Trek 2000 International, Ltd.	1,004,000	80,230
	TT International, Ltd.	2,742,480	110,371
	UMS Holdings, Ltd.	941,000	68,271
	United Engineers, Ltd.	829,666	688,317
	United Envirotech, Ltd.	352,000	25,698
	United Overseas Insurance, Ltd.	188,250	265,954
	United Pulp & Paper Co., Ltd.	708,000	67,946
#	UOB-Kay Hian Holdings, Ltd.	1,585,000	984,123
	UOL Group, Ltd.	514,000	672,840
	Venture Corp., Ltd.	264,000	964,752
	Vicom, Ltd.	120,000	113,507
#	WBL Corp., Ltd.	600,000	1,107,512
	Wheelock Properties, Ltd.	1,207,000	683,042
#	Xpress Holdings, Ltd.	3,079,000	106,067
#	Yellow Pages (Singapore), Ltd.	299,000	44,186
	YHI International, Ltd.	1,174,000	112,505
	Yoma Strategic Holdings, Ltd.	132,000	6,231
# *	Yongnam Holdings, Ltd.	1,970,000	81,982
*	Zhongguo Jilong, Ltd.	249,876	7,452
TOTAL COMMON STOCKS			50,740,607

RIGHTS/WARRANTS — (0.0%)
# *	Manhattan Resources, Ltd. Warrants 04/09/11	200,400	3,040
*	Qian Hu Corp, Ltd. Rights 09/19/10	204,100	7,225
TOTAL RIGHTS/WARRANTS			10,265

TOTAL — SINGAPORE			50,750,872

20

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (1.9%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $14,515,000 FHLMC 6.04%(r), 11/01/36, valued at $11,154,905) to be repurchased at $10,988,861	$10,988	10,988,000

		Shares
SECURITIES LENDING COLLATERAL — (24.4%)
§ @	DFA Short Term Investment Fund LP	139,002,499	139,002,499

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $2,652,260 FNMA 5.000%, 03/01/38, valued at $2,454,141) to be repurchased at $2,406,070	$2,406	2,406,020

TOTAL SECURITIES LENDING COLLATERAL			141,408,519

TOTAL INVESTMENTS - (100.0%) (Cost $841,787,919)			$578,758,491

See accompanying Notes to Financial Statements.

21

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

COMMON STOCKS — (77.1%)
Consumer Discretionary — (10.6%)
*	AlarmForce Industries, Inc.	700	$2,323
	Astral Media, Inc. Class A	179,347	4,147,018
* #	Ballard Power Systems, Inc.	356,952	983,225
* #	CanWest Global Communications Corp.	1,235,600	943,128
*	Coastal Contacts, Inc.	146,900	102,378
	Cogeco Cable, Inc.	59,756	1,549,799
	Corus Entertainment, Inc. Class B	266,300	3,115,266
	Dorel Industries, Inc. Class B	102,100	2,244,794
*	Dynetek Industries, Ltd.	14,500	3,008
	easyhome, Ltd.	3,600	32,855
	Forzani Group, Ltd. Class A	122,200	887,124
*	Glacier Media, Inc.	137,200	339,215
	Glentel, Inc.	15,500	115,610
*	Great Canadian Gaming Corp.	279,900	1,161,122
*	Imax Corp.	800	2,489
	Le Chateau, Inc.	75,600	583,324
	Leon’s Furniture, Ltd.	117,977	930,856
	Linamar Corp.	179,780	1,182,822
*	Martinrea International, Inc.	217,878	627,260
*	MDC Partners, Inc. Class A	71,000	313,383
*	MEGA Brands, Inc.	156,300	216,561
	Quebecor, Inc. Class B	154,693	2,524,526
	Reitmans Canada, Ltd.	182,700	2,182,759
*	RONA, Inc.	417,385	4,068,924
#	Torstar Corp. Class B	163,800	1,569,642
	TVA Group, Inc. Class B	7,000	46,461
	Uni-Select, Inc.	50,800	927,238
	Wescast Industries, Inc.	12,300	28,574
*	West 49, Inc.	17,200	5,280
*	Westport Innovations, Inc.	108,239	470,565
Total Consumer Discretionary			31,307,529

Consumer Staples — (2.3%)
	Canada Bread Co., Ltd.	13,000	474,463
*	CoolBrands International, Inc.	38,200	20,601
	Corby Distilleries, Ltd.	49,508	800,967
*	Cott Corp.	512,400	454,881
	Jean Coutu Group PJC, Inc. Class A	451,200	2,728,987
	Maple Leaf Foods, Inc.	254,000	1,742,786
* #	SunOpta, Inc.	149,100	611,096
	Sun-Rype Products, Ltd.	100	622
Total Consumer Staples			6,834,403

1

Energy — (17.1%)
	Akita Drilling, Ltd.	36,500	233,178
* #	Alberta Clipper Energy, Inc.	163,200	144,880
* #	Anderson Energy, Ltd.	251,733	417,710
* #	Antrim Energy, Inc.	487,500	254,812
*	Arawak Energy, Ltd.	146,648	97,335
*	Argosy Energy, Inc.	11,475	21,231
*	Arsenal Energy, Inc.	124,600	27,912
* #	Bankers Petroleum, Ltd.	641,232	627,772
*	Berens Energy, Ltd.	208,200	100,187
*	Birchcliff Energy, Ltd.	326,600	1,609,561
* #	BNK Petroleum, Inc.	136,440	47,544
* #	Bow Valley Energy, Ltd.	284,900	236,373
*	Breaker Energy, Ltd.	120,500	651,838
	Calfrac Well Services, Ltd.	92,764	1,171,383
* #	Calvalley Petroleum, Inc.	287,939	355,952
* #	Canadian Superior Energy, Inc.	433,456	672,499
*	Candax Energy, Inc.	495,000	114,992
*	Canyon Services Group, Inc.	19,000	19,705
*	CE Franklin, Ltd.	20,400	101,721
*	Celtic Exploration, Ltd.	110,700	1,014,880
*	Cinch Energy Corp.	147,000	107,326
* #	Coalcorp Mining, Inc.	1,081,671	646,149
*	Comaplex Minerals Corp.	77,100	150,324
*	Compton Petroleum Corp.	352,300	730,731
* #	Connacher Oil & Gas, Ltd.	753,500	1,156,538
* #	Corridor Resources, Inc.	297,380	614,350
*	Crew Energy, Inc.	240,536	1,353,052
*	Delphi Energy Corp.	222,500	182,755
* #	Denison Mines Corp.	697,431	885,314
*	Ember Resources, Inc.	26,480	17,356
*	Fairborne Energy, Ltd.	230,900	1,373,561
* #	First Calgary Petroleums, Ltd. Class A	884,300	2,553,193
*	Flint Energy Services, Ltd.	139,000	801,502
* #	Galleon Energy, Inc. Class A	250,037	1,333,890
*	Great Plains Exploration, Inc.	31,900	9,396
*	Grey Wolf Exploration, Inc.	102,628	68,969
*	Highpine Oil & Gas, Ltd.	208,209	1,122,840
* #	Iteration Energy, Ltd.	608,800	1,192,042
* #	Ivanhoe Energy, Inc.	726,200	771,207
*	MGM Energy Corp.	14,000	2,555
* #	Midnight Oil Exploration, Ltd.	44,300	33,079
* #	Nuvista Energy, Ltd.	250,321	2,228,445
*	Open Range Energy Corp.	96,600	172,314
*	Pacific Rubiales Energy Corp.	89,306	333,425
*	Paramount Resources, Ltd. Class A	126,300	937,845
#	Pason Systems, Inc.	219,400	2,251,703
	Pengrowth Energy Trust	12,697	137,051
* #	ProEx Energy, Ltd.	192,800	1,981,907
* #	Profound Energy, Inc.	117,500	100,411
*	ProspEx Resouces, Ltd.	150,468	187,258
	Pulse Data, Inc.	153,024	253,919
*	Pure Energy Services, Ltd.	20,800	50,046
* #	Questerre Energy Corp.	622,200	769,168
*	Rock Energy, Inc.	31,600	49,813
	Savanna Energy Services Corp.	215,313	1,786,385

2

	ShawCor, Ltd.	207,300	3,138,824
*	Storm Exploration, Inc.	132,500	1,264,208
*	Technicoil Corp.	148,700	54,284
*	Transglobe Energy Corp.	176,500	383,664
#	Trican Well Service, Ltd.	288,471	2,704,490
	Trinidad Drilling, Ltd.	96,600	544,993
* #	TriStar Oil and Gas, Ltd.	366,841	3,119,655
* #	TUSK Energy Corp.	271,200	276,758
* #	UEX Corp.	501,588	332,922
* #	Uranium One, Inc.	1,767,600	1,495,853
* #	UTS Energy Corp.	1,586,130	1,210,686
* #	Verenex Energy, Inc.	97,300	427,045
*	Vero Energy, Inc.	97,700	553,631
*	West Energy, Ltd.	226,700	421,313
*	Xtreme Coil Drilling Corp.	69,300	218,485
	ZCL Composite, Inc.	87,900	331,093
Total Energy			50,745,188

Financials — (6.5%)
#	AGF Management, Ltd. Class B	323,111	3,557,356
#	Canaccord Capital, Inc.	204,300	1,023,788
#	Canadian Western Bank	199,000	3,044,520
	Clairvest Group, Inc.	1,900	20,414
#	DundeeWealth, Inc.	51,100	256,072
	EGI Financial Holdings, Inc.	14,650	97,237
	Equitable Group, Inc.	41,800	433,849
*	Firstservice Corp.	11,300	137,629
#	Gluskin Shef & Associates, Inc.	38,900	299,504
	Home Capital Group, Inc.	111,700	2,586,532
	Kingsway Financial Services, Inc.	207,600	1,176,394
	Laurentian Bank of Canada	88,500	3,001,643
#	Northbridge Financial Corp.	73,600	1,827,024
*	Pacific and Western Credit Corp.	9,000	24,342
	Quest Capital Corp.	725,001	824,070
	Rentcash, Inc.	41,800	208,081
#	Sceptre Invesment Counsel, Ltd.	36,300	221,059
	Western Financial Group, Inc.	163,700	403,376
Total Financials			19,142,890

Health Care — (5.5%)
*	Adaltis, Inc.	57,500	2,862
*	AEterna Zentaris, Inc.	124,800	56,948
* #	Angiotech Pharmaceuticals, Inc.	1,617,000	469,551
* #	BioMS Medical Corp.	252,300	450,050
	Biovail Corp.	484,920	4,168,067
*	Cangene Corp.	172,800	559,130
* #	Cardiome Pharma Corp.	255,300	1,158,625
*	CryoCath Technologies, Inc.	129,800	935,835
*	DiagnoCure, Inc.	73,000	84,792
*	Labopharm, Inc.	265,000	189,082
*	Logibec Group Informatique	1,800	20,534
* #	MDS, Inc.	437,208	4,566,870
* #	Neurochem, Inc.	71,500	35,593
*	Novadaq Technologies, Inc.	11,000	15,971
*	Oncolytics Biotech, Inc.	82,000	111,574

3

*	Paladin Labs, Inc.	36,600	285,136
*	Parkbridge Lifestyles Communities, Inc.	56,400	156,290
*	Patheon, Inc.	304,900	500,873
*	ProMetic Life Sciences, Inc.	861,300	85,751
* #	QLT, Inc.	200,600	519,267
* #	Resverlogix Corp.	83,900	201,867
*	SXC Health Solutions Corp.	81,061	1,061,937
* #	Theratechnologies, Inc.	214,700	343,791
*	Transition Therapeutics, Inc.	73,933	230,638
Total Health Care			16,211,034

Industrials — (6.1%)
	Aecon Group, Inc.	180,000	1,121,546
*	Alexco Resource Corp.	95,500	96,665
*	ATS Automation Tooling System, Inc.	285,717	865,234
*	Avcorp Industries, Inc.	400	192
*	Bennett Environmental, Inc.	233,804	46,555
*	Buhler Industries, Inc.	1,468	6,699
#	Clarke, Inc.	99,356	346,217
*	Discovery Air, Inc. Class A	307,100	81,533
	Exco Technologies, Ltd.	9,700	18,349
* #	Garda World Security Corp. Class A	113,700	152,820
*	GLV, Inc.	4,800	16,368
*	Heroux-Devtek, Inc.	84,400	301,804
* #	Hydrogenics Corp.	361,330	203,853
* #	Intermap Technologies, Ltd.	113,894	235,291
*	Magellan Aerospace Corp.	215,460	232,389
	Marsulex, Inc.	47,900	376,349
	Richelieu Hardware, Ltd.	48,500	643,823
*	Royal Laser Corp.	138,300	45,897
	Russel Metals, Inc.	195,900	3,518,821
*	Stantec, Inc.	154,600	2,481,963
*	The Churchill Corp.	52,713	294,769
	Toromont Industries, Ltd.	214,900	4,066,929
	Transat A.T., Inc. Class A	2,400	24,153
	Transcontinental, Inc. Class A	226,928	2,296,956
*	Vector Aerospace Corp.	59,300	245,997
*	Vitran Corp., Inc.	20,200	165,917
*	West Timmins Mining, Inc.	269,700	51,465
Total Industrials			17,938,554

Information Technology — (6.7%)
*	20-20 Technologies, Inc.	20,500	41,670
*	Aastra Technologies, Ltd.	54,000	463,702
* #	Absolute Software Corp.	137,400	444,586
* #	AXIA NetMedia Corp.	181,567	262,114
*	Belzberg Techologies, Inc.	18,500	32,847
	Calian Technologies, Ltd.	9,800	69,111
*	Celestica, Inc.	750,707	3,631,147
*	Certicom Corp.	52,700	48,970
*	COM DEV International, Ltd.	184,900	559,931
	Computer Modelling Group, Ltd.	38,500	229,984
	Constellation Software, Inc.	19,500	404,302
	Dalsa Corp.	59,000	299,577
*	Divestco, Inc.	73,700	36,688

4

	Enghouse Systems, Ltd.	26,650	117,187
	Evertz Technologies, Ltd.	116,100	1,299,418
*	Exfo Electro-Optical Engineering, Inc.	119,900	345,186
	Gennum Corp.	91,200	537,227
*	Hemisphere GPS, Inc.	196,500	290,193
* #	Kaboose, Inc.	403,800	207,713
* #	MacDonald Dettweiler & Associates, Ltd.	96,900	1,738,942
*	March Networks Corp.	207,872	372,524
	Matrikon, Inc.	72,400	117,733
*	Miranda Technologies, Inc.	78,841	491,898
	MKS, Inc.	55,300	53,222
	Mosaid Technologies, Inc.	34,600	240,561
*	Norsat International, Inc.	5,700	3,310
* #	Open Text Corp.	181,300	4,596,804
*	Points International, Ltd.	355,081	144,354
* #	Sierra Wireless, Inc.	127,100	1,107,235
	Softchoice Corp.	49,571	197,412
*	The Descartes Systems Group, Ltd.	124,300	340,322
*	Tundra Semiconductor Corp.	61,250	165,156
*	Vecima Network, Inc.	31,908	135,013
* #	Webtech Wireless, Inc.	279,500	306,098
*	Wi-LAN, Inc.	320,200	334,732
* #	Zarlink Semiconductor, Inc.	1,004,386	316,657
Total Information Technology			19,983,526

Materials — (21.5%)
* #	Alamos Gold, Inc.	327,500	1,350,431
*	Almaden Minerals, Ltd.	108,300	82,665
* #	Altius Minerals Corp.	112,600	474,577
	Amerigo Resources, Ltd.	411,965	205,077
* #	Anvil Mining, Ltd.	214,740	308,222
* #	Apollo Gold Corp.	203,412	30,378
*	Aquiline Resources, Inc.	224,900	192,190
*	Atna Resource, Ltd.	126,947	34,230
*	Atrium Innovations, Inc.	84,100	731,941
* #	Augusta Resource Corp.	258,674	272,560
*	Aurizon Mines, Ltd.	508,200	737,866
* #	Baffinland Iron Mines Corp.	461,210	149,234
*	Baja Mining Corp.	405,400	107,631
*	Caledonia Mining Corp.	463,100	28,816
*	Canadian Gold Hunter Corp.	145,136	50,574
*	Canadian Zinc Corp.	237,200	48,215
#	Canam Group, Inc. Class A	158,700	934,846
* #	Canfor Corp.	310,074	1,767,368
* #	Capstone Mining Corp.	251,165	225,055
*	Cardero Resource Corp.	151,560	203,706
	Cascades, Inc.	235,076	953,722
* #	Catalyst Paper Corp.	1,675,887	542,268
	CCL Industries, Inc. Class B	93,600	2,329,710
*	Claude Resources, Inc.	1,133,600	357,395
* #	Crystallex International Corp.	1,355,025	528,384
*	Dundee Precious Metals, Inc.	223,854	445,739
* #	Eastern Platinum, Ltd.	2,320,390	693,056
* #	Eastmain Resources, Inc.	228,714	132,830
* #	Endeavour Silver Corp.	147,700	136,022

5

*	Enerchem International, Inc.	6,300	3,554
*	Entree Gold, Inc.	255,400	199,184
* #	Equinox Minerals, Ltd.	1,433,890	1,272,930
*	Erdene Resource Development Corp.	113,089	21,580
* #	Etruscan Resources, Inc.	333,375	157,657
* #	Euro Goldfields, Ltd.	488,160	611,567
*	Far West Mining, Ltd.	153,396	136,177
*	Farallon Resources, Ltd.	987,400	163,843
*	First Nickel, Inc.	300	14
* #	Formation Capital Corp.	480,200	67,729
* #	Forsys Metals Corp.	199,402	870,202
*	Fortune Minerals, Ltd.	77,000	39,608
* #	Fraser Papers, Inc.	119,500	114,017
* #	Fronteer Development Group, Inc.	325,800	648,735
* #	Glencairn Gold Corp.	200,381	24,937
*	Globestar Mining Corp.	296,306	120,460
	Goldcorp, Inc.	44,422	830,727
* #	Golden Star Resources, Ltd.	855,400	801,960
* #	Grande Cache Coal Corp.	245,800	342,607
* #	Great Basin Gold, Ltd.	822,890	826,099
* #	Guyana Goldfields, Inc.	161,052	133,620
* #	Hanfeng Evergreen, Inc.	133,891	553,204
#	Harry Winston Diamond Corp.	219,100	2,135,921
*	HudBay Minerals, Inc.	440,721	1,989,150
	IAMGOLD Corp.	1,117,000	3,706,961
* #	Imperial Metals Corp.	69,090	131,267
* #	Inter-Citic Minerals, Inc.	215,625	51,880
*	International Forest Products, Ltd. Series A	166,200	427,462
	International Royalty Corp.	280,680	419,169
*	Intertape Polymer Group, Inc.	152,600	310,188
*	Ivernia, Inc.	414,560	27,516
* #	Jinshan Gold Mines, Inc.	443,500	183,979
*	Kimber Resources, Inc.	21,200	14,247
#	Kinross Gold Corp.	107,361	1,117,880
* #	Kirkland Lake Gold, Inc.	164,980	540,671
* #	Lake Shore Gold Corp.	474,700	295,383
*	Laramide Resources, Ltd.	241,000	243,939
* #	Lundin Mining Corp.	783,800	1,170,530
	Major Drilling Group International, Inc.	84,100	1,151,988
*	MDN, Inc.	242,980	120,956
* #	Mega Uranium, Ltd.	527,400	371,932
*	Metallic Ventures Gold, Inc.	200	45
	Methanex Corp.	213,400	2,423,833
*	Migao Corp.	137,000	419,423
*	Minco Base Metals Corp.	2,780	—
* #	Neo Material Technologies, Inc.	384,000	465,146
#	Norbord, Inc.	309,200	484,849
* #	North American Palladium, Ltd.	199,710	311,503
*	Northgate Minerals Corp.	937,300	598,790
#	Nova Chemicals Corp.	262,000	3,401,892
*	Nuinsco Resources, Ltd.	19,000	1,261
*	Orvana Minerals Corp.	118,300	42,204
*	Pan Amer Silver Corp.	213,700	2,436,106
* #	PDX Resources, Inc.	203,200	106,211
*	Pelangio Exploration, Inc.	200,000	9,956

6

*	Petaquilla Minerals, Ltd.	257,380	160,155
*	Platinum Group Metals, Ltd.	173,987	158,787
*	Polaris Miner Corp.	16,700	22,169
* #	PolyMet Mining Corp.	359,777	459,684
*	Quadra Mining, Ltd.	242,250	1,004,937
* #	Queenston Mining, Inc.	153,125	139,747
*	Redcorp Ventures, Ltd.	1,458,600	72,609
* #	Resin Systems, Inc.	508,980	88,680
*	Richmont Mines, Inc.	22,200	36,837
* #	Rubicon Minerals Corp.	414,515	398,936
	Samuel Manu-Tech, Inc.	20,400	151,989
* #	Scorpio Mining Corp.	267,400	68,775
* #	SEMAFO, Inc.	549,965	401,534
* #	Shore Gold, Inc.	837,013	437,500
* #	Silver Standard Resources, Inc.	223,892	1,905,859
*	Silver Wheaton Corp.	151,700	528,615
#	Silvercorp Metals, Inc.	454,700	882,766
* #	Starfield Resources, Inc.	953,115	205,600
	Stella-Jones, Inc.	27,800	444,459
*	Stornoway Diamond Corp.	1,039,722	103,515
*	Suramina Resources, Inc.	5,700	1,182
*	Tahera Diamond Corp.	235,400	1,953
* #	Tanzanian Royalty Exploration Corp.	276,013	597,688
* #	Taseko Mines, Ltd.	649,000	608,454
* #	Tembec, Inc.	23,304	32,095
*	Thompson Creek Metals Company, Inc.	445,400	2,642,172
* #	Timminco, Ltd.	194,700	1,098,449
* #	Treasury Metals, Inc.	42,999	5,708
*	Virginia Mines, Inc.	21,000	48,436
*	Wesdome Gold Mines, Ltd.	86,000	49,946
	West Fraser Timber Co., Ltd.	116,616	3,097,053
* #	Western Canadian Coal Corp.	280,608	419,061
	Winpak, Ltd.	52,998	319,228
Total Materials			63,701,935

Telecommunication Services — (0.0%)
*	Wireless Matrix Corp.	120,000	71,683

Utilities — (0.8%)
* #	BioteQ Environmental Technologies, Inc.	191,000	206,007
*	Boralex, Inc. Class A	81,100	487,825
* #	Canadian Hydro Developers, Inc.	492,100	1,343,242
* #	MAXIM Power Corp.	88,600	231,552
	Pacific Northern Gas, Ltd.	3,900	52,257
Total Utilities			2,320,883

TOTAL COMMON STOCKS			228,257,625

RIGHTS/WARRANTS — (0.0%)
* #	Kinross Gold Corp. Warrants 09/03/13	48,397	76,292
*	Argosy Energy, Inc. Rights 11/14/08	5,737	—
*	Dundee Precious Metals, Inc. Warrants 06/29/12	4,050	874
* #	Tembec, Inc. Warrants 03/03/12	7,566	2,495
TOTAL RIGHTS/WARRANTS			79,661

7

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $3,775,000 FNMA 6.50%, 11/01/36, valued at $2,533,771) to be repurchased at $2,496,196	$2,496	2,496,000

		Shares
SECURITIES LENDING COLLATERAL — (22.1%)
§ @	DFA Short Term Investment Fund LP	64,287,911	64,287,911

		Face
		Amount
		(000)
@	Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $3,087,765 FHLMC 7.000%, 02/01/38 & FNMA 4.056%(r), 09/01/44, valued at $1,123,163) to be repurchased at $1,101,163	$1,101	1,101,140

TOTAL SECURITIES LENDING COLLATERAL			65,389,051

TOTAL INVESTMENTS - (100.0%) (Cost $582,126,285)			$296,222,337

See accompanying Notes to Financial Statements.

8

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)  Within 90 days of the filing date of this Form N-CSR, Alexander Potts, the registrant’s President and Chief Executive Officer, and Robert Badolato, the registrant’s Treasurer and Chief Financial and Accounting Officer, reviewed the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) and evaluated their effectiveness.  Based on their review, Messrs. Potts and Badolato determined that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is accumulated and communicated to the registrant’s management to allow timely decisions regarding required disclosure.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable.

(a)(2)  The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3)  Not applicable.

(b)  The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

The certifications provided pursuant to Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or otherwise subject to the liability of that section.  Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SA FUNDS — INVESTMENT TRUST

By:	/s/ Alexander Potts
Alexander Potts
President and Chief Executive Officer

Date:	March 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alexander Potts
Alexander Potts
President and Chief Executive Officer

Date:	March 5, 2009

By:	/s/ Robert Badolato
Robert Badolato
Treasurer and Chief Financial and Accounting Officer

Date:	March 5, 2009